UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive

P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President and General Counsel of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments.

PACIFIC SELECT FUND

CASH MANAGEMENT PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 104.9%

Commercial Paper - 88.4%

3M Co 0.050% due 11/18/13	$11,000,000	$10,999,267
Abbott Laboratories 0.060% due 11/27/13	29,000,000	28,997,245
Bank of Montreal (Canada) 0.070% due 10/04/13	19,750,000	19,749,885
Bank of Nova Scotia NY 0.090% due 11/18/13	7,400,000	7,399,112
EI du Pont de Nemours & Co 0.050% due 10/29/13	15,000,000	14,999,417
0.060% due 10/30/13	14,150,000	14,149,316
General Electric Capital Corp 0.060% due 10/07/13	18,000,000	17,999,820
0.070% due 01/02/14	10,000,000	9,998,192
Google Inc 0.030% due 10/16/13	15,000,000	14,999,813
0.040% due 10/08/13	13,000,000	12,999,899
Honeywell International Inc 0.090% due 12/26/13	25,200,000	25,194,582
International Business Machines Corp 0.030% due 10/02/13	19,000,000	18,999,984
0.030% due 10/08/13	10,000,000	9,999,942
John Deere Capital Corp 0.040% due 10/24/13	24,500,000	24,499,374
Kimberly-Clark Worldwide Inc 0.030% due 10/15/13	27,000,000	26,999,685
L’Oreal USA Inc 0.040% due 10/28/13	19,250,000	19,249,423
Medtronic Inc 0.060% due 11/19/13	27,750,000	27,747,734
Nestle Capital Corp 0.060% due 01/06/14	29,000,000	28,995,312
Parker Hannifin Corp 0.050% due 10/01/13	26,970,000	26,970,000
PepsiCo Inc 0.060% due 10/28/13	24,300,000	24,298,907
Philip Morris International Inc 0.040% due 10/18/13	27,750,000	27,749,476
Praxair Inc 0.050% due 10/09/13	6,850,000	6,849,924
Roche Holdings Inc 0.030% due 10/17/13	24,000,000	23,999,680

	Principal Amount	Value
The Coca-Cola Co 0.100% due 01/14/14	$12,000,000	$11,996,500
0.110% due 10/18/13	5,000,000	4,999,740
The Procter & Gamble Co 0.040% due 10/02/13	16,000,000	15,999,982
0.070% due 12/03/13	14,750,000	14,748,193
Toronto-Dominion Holdings USA Inc 0.120% due 10/16/13	16,750,000	16,749,163
United Parcel Service Inc 0.001% due 10/07/13	22,150,000	22,149,996
Wal-Mart Stores Inc 0.060% due 11/12/13	28,500,000	28,498,005

		558,987,568

U.S. Treasury Bills - 16.4%

0.027% due 10/24/13	30,000,000	29,999,482
0.036% due 10/03/13	25,000,000	24,999,949
0.040% due 01/02/14	15,000,000	14,998,449
0.046% due 11/07/13	33,500,000	33,498,416

		103,496,296

Repurchase Agreement - 0.1%

State Street Bank & Trust Co 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $434,467; collateralized by Freddie Mac: 2.000% due 01/30/23 and value $445,656)	434,467	434,467

Total Short-Term Investments (Amortized Cost $662,918,331)		662,918,331

TOTAL INVESTMENTS - 104.9% (Amortized Cost $662,918,331)		662,918,331

OTHER ASSETS & LIABILITIES, NET - (4.9%)		(30,835,144)

NET ASSETS - 100.0%		$632,083,187

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$662,918,331	$-	$662,918,331	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%

Financials - 0.3%

Citigroup Capital XIII	61,350	$1,685,285
GMAC Capital Trust I	229,331	6,134,604

		7,819,889

Total Preferred Stocks (Cost $7,267,172)		7,819,889

	Principal Amount

CORPORATE BONDS & NOTES - 37.4%

Consumer Discretionary - 2.1%

CCO Holdings LLC
6.625% due 01/31/22	$1,600,000	1,632,000
7.000% due 01/15/19	1,310,000	1,390,238
8.125% due 04/30/20	2,250,000	2,458,125
CityCenter Holdings LLC 7.625% due 01/15/16	1,200,000	1,263,000
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	1,840,000	2,599,160
Comcast Corp
5.150% due 03/01/20	1,658,000	1,880,298
5.650% due 06/15/35	290,000	318,104
5.700% due 05/15/18	5,000,000	5,831,130
DISH DBS Corp
6.750% due 06/01/21	1,550,000	1,637,187
7.750% due 05/31/15	766,000	838,770
Ford Motor Co 4.750% due 01/15/43	4,490,000	4,021,608
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	4,640,000	4,660,300
McDonald’s Corp 6.300% due 10/15/37	495,000	615,944
MGM Resorts International 5.875% due 02/27/14	665,000	680,794
Michaels Stores Inc 7.750% due 11/01/18	870,000	939,600
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	2,860,000	2,781,287
News America Inc 6.200% due 12/15/34	1,000,000	1,085,844
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	1,930,000	1,804,550
7.750% due 04/15/20 ~	810,000	888,975
Time Warner Cable Inc
4.125% due 02/15/21	520,000	492,014
5.500% due 09/01/41	40,000	32,900
5.875% due 11/15/40	930,000	793,859
6.750% due 06/15/39	1,050,000	981,213
8.250% due 04/01/19	5,445,000	6,311,610
Time Warner Entertainment Co LP 8.375% due 07/15/33	890,000	972,593
Time Warner Inc
4.700% due 01/15/21	410,000	439,007
6.250% due 03/29/41	350,000	386,034
7.700% due 05/01/32	2,880,000	3,635,683
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	2,220,000	2,273,407
Univision Communications Inc
5.125% due 05/15/23 ~	1,490,000	1,434,125
6.750% due 09/15/22 ~	1,140,000	1,208,400
Viacom Inc 4.250% due 09/01/23	3,960,000	3,948,112

	Principal Amount	Value
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	$1,000,000	$980,000
WPP Finance (United Kingdom) 8.000% due 09/15/14	1,353,000	1,442,623

		62,658,494

Consumer Staples - 3.2%

Altria Group Inc
2.850% due 08/09/22	4,200,000	3,855,629
4.750% due 05/05/21	4,000,000	4,251,944
8.500% due 11/10/13	1,490,000	1,502,176
9.250% due 08/06/19	3,330,000	4,403,845
Anheuser-Busch InBev Worldwide Inc
2.500% due 07/15/22	6,570,000	6,092,400
5.000% due 04/15/20	1,070,000	1,210,549
5.375% due 01/15/20	4,500,000	5,180,881
CVS Caremark Corp 2.750% due 12/01/22	5,400,000	5,001,615
CVS Pass-Through Trust
5.298% due 01/11/27 ~	763,117	825,841
6.036% due 12/10/28	3,398,571	3,757,059
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,328,468
Diageo Investment Corp 2.875% due 05/11/22	4,420,000	4,261,892
Hawk Acquisition Sub Inc 4.250% due 10/15/20 ~	2,090,000	1,998,563
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	1,530,000	1,505,947
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	1,800,000	1,757,365
Kraft Foods Group Inc
3.500% due 06/06/22	3,430,000	3,395,240
5.375% due 02/10/20	1,219,000	1,390,060
Lorillard Tobacco Co 8.125% due 06/23/19	1,220,000	1,481,286
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	497,907
Mondelez International Inc 5.375% due 02/10/20	1,411,000	1,595,903
PepsiCo Inc
0.700% due 08/13/15	5,470,000	5,480,541
7.900% due 11/01/18	1,498,000	1,909,403
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	7,080,000	7,283,869
Philip Morris International Inc
2.500% due 08/22/22	2,300,000	2,122,806
2.900% due 11/15/21	2,450,000	2,379,509
4.500% due 03/20/42	1,900,000	1,784,550
6.375% due 05/16/38	1,970,000	2,348,518
Reynolds American Inc
3.250% due 11/01/22	1,600,000	1,476,299
6.750% due 06/15/17	1,207,000	1,395,961
Reynolds Group Issuer Inc
5.750% due 10/15/20	1,990,000	2,007,413
6.875% due 02/15/21	1,380,000	1,480,050
7.125% due 04/15/19	1,340,000	1,430,450
Safeway Inc 6.350% due 08/15/17	445,000	500,586
The Kroger Co 6.400% due 08/15/17	2,610,000	3,011,003
Wal-Mart Stores Inc
5.250% due 09/01/35	730,000	784,744
5.375% due 04/05/17	915,000	1,044,070

		95,734,342

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Energy - 6.1%

Access Midstream Partners LP
4.875% due 05/15/23	$700,000	$661,500
6.125% due 07/15/22	2,495,000	2,576,087
Anadarko Finance Co (Canada) 7.500% due 05/01/31	1,195,000	1,493,513
Anadarko Petroleum Corp
6.375% due 09/15/17	595,000	692,408
8.700% due 03/15/19	4,285,000	5,517,015
Apache Corp
3.250% due 04/15/22	2,130,000	2,089,945
4.750% due 04/15/43	1,140,000	1,083,107
6.900% due 09/15/18	5,000,000	6,117,470
Arch Coal Inc 7.000% due 06/15/19	4,050,000	3,179,250
Atwood Oceanics Inc 6.500% due 02/01/20	1,060,000	1,115,650
Baker Hughes Inc
3.200% due 08/15/21	200,000	201,798
7.500% due 11/15/18	4,060,000	5,100,310
BP Capital Markets PLC (United Kingdom)
3.125% due 10/01/15	7,940,000	8,308,464
3.245% due 05/06/22	1,960,000	1,896,688
3.561% due 11/01/21	450,000	448,558
CGG (France) 9.500% due 05/15/16	2,842,000	3,001,862
Chesapeake Energy Corp
5.750% due 03/15/23	790,000	795,925
6.125% due 02/15/21	2,260,000	2,356,050
6.500% due 08/15/17	650,000	719,875
6.875% due 11/15/20	360,000	390,600
Concho Resources Inc
5.500% due 10/01/22	700,000	701,750
5.500% due 04/01/23	610,000	605,425
6.500% due 01/15/22	1,606,000	1,730,465
ConocoPhillips 6.500% due 02/01/39	1,040,000	1,312,170
CONSOL Energy Inc 6.375% due 03/01/21	2,060,000	2,121,800
Continental Resources Inc
4.500% due 04/15/23	990,000	976,387
5.000% due 09/15/22	420,000	424,725
Denbury Resources Inc 4.625% due 07/15/23	1,260,000	1,159,200
Devon Energy Corp
3.250% due 05/15/22	1,200,000	1,151,275
7.950% due 04/15/32	3,470,000	4,528,291
Energy Transfer Equity LP 7.500% due 10/15/20	1,060,000	1,139,500
Enterprise Products Operating LLC
3.350% due 03/15/23	1,840,000	1,745,678
5.950% due 02/01/41	520,000	562,299
6.125% due 10/15/39	260,000	288,604
6.300% due 09/15/17	4,700,000	5,442,572
6.500% due 01/31/19	2,100,000	2,493,263
8.375% due 08/01/66 §	3,000,000	3,313,350
Hess Corp 8.125% due 02/15/19	5,670,000	7,065,257
Kerr-McGee Corp
6.950% due 07/01/24	220,000	258,175
7.875% due 09/15/31	3,617,000	4,575,498
Key Energy Services Inc 6.750% due 03/01/21	3,480,000	3,462,600
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	250,000	246,359
6.850% due 02/15/20	2,180,000	2,585,685
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	8,160,000	8,892,058

	Principal Amount	Value
MarkWest Energy Partners LP
4.500% due 07/15/23	$210,000	$198,975
5.500% due 02/15/23	1,680,000	1,692,600
6.250% due 06/15/22	598,000	632,385
Noble Energy Inc
6.000% due 03/01/41	200,000	225,833
8.250% due 03/01/19	3,290,000	4,116,830
Occidental Petroleum Corp
2.700% due 02/15/23	3,520,000	3,260,140
3.125% due 02/15/22	3,400,000	3,287,290
Peabody Energy Corp
6.000% due 11/15/18	3,000,000	3,007,500
6.250% due 11/15/21	70,000	68,250
Petrobras International Finance Co (Cayman)
3.875% due 01/27/16	2,750,000	2,851,670
5.375% due 01/27/21	12,560,000	12,684,507
7.875% due 03/15/19	3,600,000	4,162,799
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,687,750
6.000% due 03/05/20	2,000,000	2,230,000
8.000% due 05/03/19	5,700,000	6,911,250
Plains Exploration & Production Co
6.125% due 06/15/19	5,750,000	6,168,905
6.500% due 11/15/20	810,000	870,222
6.875% due 02/15/23	200,000	215,500
QEP Resources Inc
5.250% due 05/01/23	790,000	740,625
6.875% due 03/01/21	690,000	736,575
Range Resources Corp
5.000% due 08/15/22	1,880,000	1,828,300
5.000% due 03/15/23	1,580,000	1,524,700
Regency Energy Partners LP
4.500% due 11/01/23 ~	520,000	473,200
6.500% due 07/15/21	2,450,000	2,584,750
Schlumberger Norge AS (Norway) 4.200% due 01/15/21 ~	50,000	53,368
SESI LLC 7.125% due 12/15/21	850,000	932,875
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	4,020,000	4,438,619
Sinopec Group Overseas Development Ltd (United Kingdom) 2.750% due 05/17/17 ~	2,400,000	2,452,966
The Williams Cos Inc
7.500% due 01/15/31	4,635,000	5,138,069
7.875% due 09/01/21	440,000	525,706
Transocean Inc (Cayman)
5.050% due 12/15/16	1,370,000	1,502,842
6.375% due 12/15/21	1,320,000	1,470,161

		183,203,623

Financials - 12.7%

Ally Financial Inc 7.500% due 09/15/20	40,000	45,100
American Express Credit Corp 5.125% due 08/25/14	11,279,000	11,744,360
American Honda Finance Corp 1.000% due 08/11/15 ~	5,100,000	5,125,729
American International Group Inc
3.750% due 11/30/13 ~	360,000	361,726
5.850% due 01/16/18	2,000,000	2,278,950
8.250% due 08/15/18	3,465,000	4,330,096
ANZ New Zealand International Ltd (New Zealand) 1.850% due 10/15/15 ~	2,630,000	2,672,443
Bank of America Corp
3.875% due 03/22/17	1,230,000	1,309,489
4.500% due 04/01/15	6,700,000	7,039,221
5.000% due 05/13/21	5,590,000	6,015,455

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
5.650% due 05/01/18	$6,720,000	$7,592,928
5.750% due 12/01/17	560,000	632,433
7.625% due 06/01/19	6,485,000	7,963,574
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	189,572
BBVA U.S. Senior SAU (Spain)
3.250% due 05/16/14	5,380,000	5,440,213
4.664% due 10/09/15	6,880,000	7,167,453
Berkshire Hathaway Inc 3.200% due 02/11/15	800,000	829,632
BNP Paribas SA (France) 2.375% due 09/14/17	2,850,000	2,891,715
Caterpillar Financial Services Corp 5.450% due 04/15/18	2,315,000	2,663,840
CIT Group Inc
4.250% due 08/15/17	1,840,000	1,881,400
5.000% due 08/01/23	1,010,000	980,129
Citigroup Inc
3.500% due 05/15/23	4,250,000	3,844,507
3.953% due 06/15/16	2,320,000	2,471,846
5.500% due 10/15/14	316,000	331,233
5.500% due 09/13/25	3,080,000	3,176,071
5.900% § ±	1,070,000	1,009,884
5.950% § ±	1,820,000	1,699,425
6.000% due 12/13/13	8,090,000	8,178,149
6.000% due 08/15/17	5,155,000	5,897,810
6.010% due 01/15/15	3,771,000	4,013,004
6.125% due 11/21/17	100,000	115,125
6.375% due 08/12/14	331,000	347,078
6.875% due 03/05/38	2,245,000	2,784,018
8.500% due 05/22/19	610,000	780,203
Commonwealth Bank of Australia (Australia)
1.250% due 09/18/15	6,100,000	6,164,459
3.750% due 10/15/14 ~	2,490,000	2,571,186
5.000% due 10/15/19 ~	1,060,000	1,193,648
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 11.000% § ± ~	3,830,000	5,011,325
Credit Agricole SA (France) 8.375% § ± ~	7,290,000	8,009,887
Daimler Finance North America LLC
1.300% due 07/31/15 ~	2,310,000	2,321,418
2.625% due 09/15/16 ~	5,390,000	5,561,025
Ford Motor Credit Co LLC
5.750% due 02/01/21	1,270,000	1,406,961
8.125% due 01/15/20	6,150,000	7,673,410
General Electric Capital Corp
1.625% due 07/02/15	1,970,000	2,000,007
3.750% due 11/14/14	9,000,000	9,337,779
4.375% due 09/16/20	640,000	682,146
5.300% due 02/11/21	940,000	1,024,232
5.875% due 01/14/38	1,570,000	1,738,689
6.000% due 08/07/19	8,010,000	9,335,863
6.150% due 08/07/37	1,105,000	1,255,994
6.875% due 01/10/39	2,440,000	2,999,829
General Motors Financial Co Inc
2.750% due 05/15/16 ~	930,000	929,419
3.250% due 05/15/18 ~	700,000	682,500
4.250% due 05/15/23 ~	800,000	733,000
Goldman Sachs Capital II 4.000% § ±	8,875,000	6,523,125
HSBC Bank USA NA 7.000% due 01/15/39	3,040,000	3,659,440
HSBC Finance Corp 6.676% due 01/15/21	570,000	652,080
Hyundai Capital America 2.125% due 10/02/17 ~	1,370,000	1,368,186
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	4,620,000	4,676,872

	Principal Amount	Value
ING US Inc 2.900% due 02/15/18	$700,000	$703,712
Intesa Sanpaolo SPA (Italy)
3.125% due 01/15/16	1,090,000	1,089,205
3.625% due 08/12/15 ~	2,330,000	2,366,036
3.875% due 01/16/18	810,000	797,245
JPMorgan Chase & Co
1.100% due 10/15/15	7,930,000	7,949,793
3.375% due 05/01/23	5,330,000	4,845,375
4.250% due 10/15/20	1,230,000	1,292,010
4.350% due 08/15/21	690,000	716,199
4.500% due 01/24/22	2,310,000	2,414,652
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	9,163,080
Lloyds Banking Group PLC (United Kingdom) 5.920% § ± ~	5,900,000	5,369,000
M&T Bank Corp 6.875% ± ~	8,130,000	8,280,844
MetLife Inc 4.750% due 02/08/21	2,370,000	2,596,254
Morgan Stanley
4.750% due 03/22/17	600,000	648,519
5.450% due 01/09/17	5,155,000	5,681,872
National Australia Bank Ltd (Australia) 1.600% due 08/07/15	2,000,000	2,033,082
Nationstar Mortgage LLC 6.500% due 07/01/21	700,000	673,750
Nordea Bank AB (Sweden)
3.700% due 11/13/14 ~	620,000	640,991
4.875% due 05/13/21 ~	6,220,000	6,467,488
QBE Insurance Group Ltd (Australia) 9.750% due 03/14/14 ~	2,026,000	2,100,401
Royal Bank of Scotland Group PLC (United Kingdom)
2.550% due 09/18/15	980,000	1,001,584
4.700% due 07/03/18	580,000	583,635
5.000% due 10/01/14	1,510,000	1,548,058
6.100% due 06/10/23	3,870,000	3,912,783
6.400% due 10/21/19	370,000	423,491
7.640% § ±	1,600,000	1,536,000
7.648% § ±	420,000	434,700
Santander U.S. Debt SAU (Spain)
3.724% due 01/20/15 ~	1,500,000	1,521,794
3.781% due 10/07/15 ~	2,750,000	2,806,414
SLM Corp
3.875% due 09/10/15	5,110,000	5,237,750
8.000% due 03/25/20	3,380,000	3,663,075
Standard Chartered PLC (United Kingdom) 6.409% § ± ~	3,900,000	3,980,983
State Street Corp 4.956% due 03/15/18	10,010,000	11,025,715
Sumitomo Mitsui Banking Corp (Japan)
3.100% due 01/14/16 ~	1,300,000	1,358,659
3.150% due 07/22/15 ~	2,290,000	2,377,267
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	2,090,000	2,594,883
Temasek Financial I Ltd (Singapore) 2.375% due 01/23/23 ~	3,460,000	3,176,789
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 3.850% due 01/22/15 ~	2,110,000	2,191,138
The Goldman Sachs Group Inc
5.250% due 10/15/13	930,000	931,383
5.250% due 07/27/21	1,030,000	1,113,712
5.750% due 01/24/22	400,000	444,360
5.950% due 01/15/27	3,270,000	3,455,569
6.000% due 05/01/14	960,000	989,988
6.000% due 06/15/20	5,460,000	6,210,368

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
6.250% due 02/01/41	$7,880,000	$8,857,451
6.750% due 10/01/37	2,645,000	2,768,432
Toyota Motor Credit Corp 1.250% due 10/05/17	5,450,000	5,378,164
UBS AG (Switzerland) 2.250% due 01/28/14	1,041,000	1,047,629
Vesey Street Investment Trust I 4.404% due 09/01/16	1,840,000	1,974,682
Wachovia Bank NA
6.000% due 11/15/17	2,800,000	3,230,853
6.600% due 01/15/38	2,080,000	2,522,092
Wachovia Capital Trust III 5.570% § ±	6,950,000	6,324,500
Wells Fargo & Co
1.500% due 01/16/18	1,730,000	1,704,460
3.450% due 02/13/23	2,980,000	2,795,854
3.676% due 06/15/16	2,830,000	3,018,685
4.600% due 04/01/21	6,240,000	6,789,070
ZFS Finance USA Trust II 6.450% due 12/15/65 § ~	2,565,000	2,725,313

		378,803,082

Health Care - 2.4%

AbbVie Inc
1.750% due 11/06/17	5,730,000	5,689,632
2.900% due 11/06/22	3,500,000	3,281,086
Express Scripts Holding Co 3.500% due 11/15/16	10,520,000	11,144,699
Fresenius Medical Care U.S. Finance Inc 5.750% due 02/15/21 ~	1,830,000	1,889,475
Fresenius Medical Care U.S. Finance II Inc 5.875% due 01/31/22 ~	890,000	916,700
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	2,455,000	3,072,717
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	3,600,000	3,462,055
HCA Inc
6.500% due 02/15/20	1,200,000	1,303,500
7.500% due 02/15/22	3,060,000	3,366,000
Humana Inc 3.150% due 12/01/22	930,000	867,333
Mallinckrodt International Finance SA (Luxembourg) 4.750% due 04/15/23 ~	920,000	876,746
Medtronic Inc
3.125% due 03/15/22	430,000	423,961
4.450% due 03/15/20	2,110,000	2,314,537
Pfizer Inc
6.200% due 03/15/19	400,000	482,437
7.200% due 03/15/39	4,000,000	5,439,872
Roche Holdings Inc 6.000% due 03/01/19 ~	2,187,000	2,602,611
Tenet Healthcare Corp
4.500% due 04/01/21	840,000	790,650
6.000% due 10/01/20 ~	2,970,000	3,042,394
Teva Pharmaceutical Finance Co BV (Netherlands) 3.650% due 11/10/21	820,000	815,609
Teva Pharmaceutical Finance IV BV (Netherlands) 3.650% due 11/10/21	2,020,000	2,009,183
Thermo Fisher Scientific Inc 3.600% due 08/15/21	1,590,000	1,567,777
UnitedHealth Group Inc
1.625% due 03/15/19	1,820,000	1,756,517
3.875% due 10/15/20	2,110,000	2,226,708
5.700% due 10/15/40	10,000	11,114
5.800% due 03/15/36	660,000	731,883
6.875% due 02/15/38	1,000,000	1,259,388

	Principal Amount	Value
WellPoint Inc
1.250% due 09/10/15	$1,210,000	$1,218,907
3.125% due 05/15/22	2,050,000	1,950,993
3.700% due 08/15/21	1,610,000	1,619,918
7.000% due 02/15/19	3,860,000	4,675,359
Zoetis Inc 3.250% due 02/01/23 ~	730,000	696,652

		71,506,413

Industrials - 1.9%

Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	820,000	861,000
Air 2 U.S. (Cayman) 8.027% due 10/01/20 ~	1,656,948	1,690,087
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,537,260
CSC Holdings LLC 6.750% due 11/15/21	3,035,000	3,262,625
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	4,036,498	4,490,604
Eaton Corp
1.500% due 11/02/17 ~	2,000,000	1,974,174
2.750% due 11/02/22 ~	6,899,000	6,444,632
4.150% due 11/02/42 ~	2,040,000	1,819,186
General Electric Co
0.850% due 10/09/15	2,180,000	2,186,287
5.250% due 12/06/17	3,535,000	4,027,931
International Lease Finance Corp
6.500% due 09/01/14 ~	2,080,000	2,168,400
6.750% due 09/01/16 ~	5,660,000	6,240,150
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,985,811
Raytheon Co 3.125% due 10/15/20	1,680,000	1,707,443
The Boeing Co 4.875% due 02/15/20	4,110,000	4,679,362
UAL Pass-Through Trust 9.750% due 07/15/18	513,213	584,587
United Airlines Inc 6.750% due 09/15/15 ~	2,225,000	2,302,875
United Technologies Corp
4.500% due 04/15/20	2,130,000	2,359,993
4.500% due 06/01/42	1,880,000	1,833,196
Waste Management Inc 7.375% due 05/15/29	1,510,000	1,849,363

		56,004,966

Information Technology - 0.3%

Activision Blizzard Inc 5.625% due 09/15/21 ~	1,480,000	1,485,550
Apple Inc 2.400% due 05/03/23	2,650,000	2,404,880
Freescale Semiconductor Inc 10.125% due 12/15/16	816,000	838,440
National Semiconductor Corp 6.600% due 06/15/17	380,000	444,849
Oracle Corp 1.200% due 10/15/17	4,990,000	4,906,612

		10,080,331

Materials - 3.7%

ArcelorMittal (Luxembourg) 5.000% due 02/25/17	1,330,000	1,389,850
Ardagh Packaging Finance PLC (Ireland) 4.875% due 11/15/22 ~	880,000	842,600
Ball Corp
4.000% due 11/15/23	650,000	586,625
5.000% due 03/15/22	3,950,000	3,851,250
Barrick Gold Corp (Canada)
3.850% due 04/01/22	810,000	717,895
4.100% due 05/01/23	4,730,000	4,174,972
6.950% due 04/01/19	2,470,000	2,822,338

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Barrick North America Finance LLC 4.400% due 05/30/21	$3,500,000	$3,258,290
BHP Billiton Finance USA Ltd (Australia)
3.250% due 11/21/21	1,070,000	1,064,160
5.000% due 09/30/43	2,320,000	2,371,769
6.500% due 04/01/19	6,830,000	8,174,130
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	2,625,000	2,564,174
Cliffs Natural Resources Inc
3.950% due 01/15/18	2,150,000	2,161,715
4.800% due 10/01/20	1,820,000	1,738,020
Eagle Spinco Inc 4.625% due 02/15/21 ~	1,920,000	1,850,400
Ecolab Inc 4.350% due 12/08/21	1,270,000	1,340,905
FMG Resources Property Ltd (Australia)
6.375% due 02/01/16 ~	540,000	553,500
7.000% due 11/01/15 ~	1,480,000	1,529,950
8.250% due 11/01/19 ~	1,740,000	1,883,550
Freeport-McMoRan Copper & Gold Inc
2.375% due 03/15/18 ~	810,000	783,798
3.100% due 03/15/20 ~	2,530,000	2,382,759
3.550% due 03/01/22	4,885,000	4,502,485
Georgia-Pacific LLC 7.700% due 06/15/15	780,000	865,103
LyondellBasell Industries NV (Netherlands)
5.000% due 04/15/19	885,000	975,577
5.750% due 04/15/24	885,000	992,230
6.000% due 11/15/21	1,890,000	2,161,410
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	700,159
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	3,700,000	3,756,839
2.500% due 05/20/16	1,410,000	1,452,834
3.750% due 09/20/21	2,320,000	2,292,155
4.125% due 05/20/21	1,120,000	1,141,137
9.000% due 05/01/19	3,750,000	4,872,968
Rock Tenn Co
3.500% due 03/01/20	1,020,000	1,010,336
4.000% due 03/01/23	1,330,000	1,291,642
Southern Copper Corp 5.250% due 11/08/42	7,320,000	5,939,331
Steel Dynamics Inc 7.625% due 03/15/20	1,700,000	1,846,625
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	10,949,000	10,607,424
6.875% due 11/21/36	4,520,000	4,606,242
8.250% due 01/17/34	1,205,000	1,396,999
Vedanta Resources PLC (United Kingdom)
8.750% due 01/15/14 ~	2,288,000	2,333,760
9.500% due 07/18/18 ~	1,100,000	1,212,750
Xstrata Finance Canada Ltd (Canada)
2.050% due 10/23/15 ~	4,270,000	4,284,108
2.700% due 10/25/17 ~	3,860,000	3,843,356
5.800% due 11/15/16 ~	820,000	896,632

		109,024,752

Telecommunication Services - 3.1%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	2,940,000	3,176,667
5.625% due 11/15/17	1,500,000	1,721,508
AT&T Inc
2.500% due 08/15/15	800,000	824,455
2.625% due 12/01/22	1,680,000	1,509,418
3.875% due 08/15/21	2,750,000	2,790,609
4.450% due 05/15/21	390,000	410,390
5.500% due 02/01/18	3,655,000	4,148,622
5.550% due 08/15/41	710,000	707,164
6.300% due 01/15/38	3,805,000	4,125,012

	Principal Amount	Value
Cellco Partnership 8.500% due 11/15/18	$4,805,000	$6,165,483
Deutsche Telekom International Finance BV (Netherlands)
5.750% due 03/23/16	3,300,000	3,650,935
6.750% due 08/20/18	1,545,000	1,854,332
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23 ~	850,000	799,000
7.250% due 04/01/19	2,088,000	2,244,600
7.500% due 04/01/21	2,520,000	2,734,200
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	908,854
Softbank Corp (Japan) 4.500% due 04/15/20 ~	3,520,000	3,383,600
Sprint Capital Corp 8.750% due 03/15/32	3,899,000	3,981,854
Sprint Communications Inc 9.000% due 11/15/18 ~	1,870,000	2,197,250
Sprint Corp 7.875% due 09/15/23 ~	990,000	1,012,275
Telecom Italia Capital SA (Luxembourg) 7.175% due 06/18/19	160,000	176,758
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	2,580,000	2,648,739
5.462% due 02/16/21	370,000	379,916
5.877% due 07/15/19	350,000	380,061
6.221% due 07/03/17	150,000	166,066
6.421% due 06/20/16	250,000	275,378
tw telecom holdings Inc 5.375% due 10/01/22	1,070,000	1,024,525
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,340,000	2,492,100
Verizon Communications Inc
1.250% due 11/03/14	3,000,000	3,018,561
4.500% due 09/15/20	5,520,000	5,879,959
5.150% due 09/15/23	14,200,000	15,255,671
6.350% due 04/01/19	300,000	352,556
6.400% due 09/15/33	9,480,000	10,557,231
6.550% due 09/15/43	720,000	815,570

		91,769,319

Utilities - 1.9%

AEP Texas Central Transition Funding LLC 5.306% due 07/01/21	2,500,000	2,896,544
AES Corp
4.875% due 05/15/23	1,170,000	1,099,800
7.375% due 07/01/21	580,000	640,900
8.000% due 06/01/20	2,530,000	2,896,850
Calpine Corp 7.500% due 02/15/21 ~	3,402,000	3,631,635
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	4,831,223
5.200% due 08/15/19	2,300,000	2,611,337
DPL Inc 7.250% due 10/15/21	550,000	565,125
Duke Energy Corp 3.550% due 09/15/21	1,050,000	1,054,560
Energy Future Intermediate Holding Co LLC 10.000% due 12/01/20	5,200,000	5,505,500
FirstEnergy Corp
2.750% due 03/15/18	1,360,000	1,324,327
4.250% due 03/15/23	5,100,000	4,674,884
7.375% due 11/15/31	10,990,000	11,128,375
MidAmerican Energy Holdings Co
6.125% due 04/01/36	601,000	674,397
6.500% due 09/15/37	2,400,000	2,843,676
Pacific Gas & Electric Co
6.050% due 03/01/34	3,052,000	3,405,394
8.250% due 10/15/18	930,000	1,189,040

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
PacifiCorp 5.650% due 07/15/18	$1,860,000	$2,170,034
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	2,078,252

		55,221,853

Total Corporate Bonds & Notes (Cost $1,074,555,966)		1,114,007,175

SENIOR LOAN NOTES - 3.4%

Consumer Discretionary - 1.7%

Ancestry.com Inc 5.250% due 12/28/18 §	3,118,921	3,135,280
Aramark Corp Term D 4.000% due 09/09/19 §	2,070,000	2,079,367
Caesars Entertainment Operating Co Term B6 5.429% due 01/26/18 §	1,437,099	1,305,515
CCM Merger Inc Term B 5.000% due 03/01/17 §	1,438,948	1,451,764
Charter Communications Operating LLC
Term E
3.000% due 07/01/20 §	1,995,000	1,978,479
Term F
3.000% due 01/04/21 §	1,047,375	1,038,584
Dunkin Brands Inc Term B3 3.750% due 02/14/20 §	3,042,629	3,039,206
Hilton Worldwide Finance LLC Term B2 due 09/23/20 µ	1,600,000	1,600,166
J Crew Group Inc Term B1 4.000% due 03/07/18 §	598,469	598,095
Landry’s Inc Term B 4.750% due 04/24/18 §	1,955,000	1,971,700
Language Line LLC Term B 6.250% due 06/20/16 §	1,676,816	1,668,432
Las Vegas Sands LLC
2.680% due 11/23/16 §	418,513	418,716
Term B
2.680% due 11/23/16 §	2,082,308	2,083,320
McGraw-Hill Global Education Holdings LLC 9.000% due 03/22/19 §	1,089,410	1,104,390
Michaels Stores Inc 3.750% due 01/28/20 §	2,394,000	2,402,123
Party City Holdings Inc Term B 4.250% due 07/29/19 §	2,239,359	2,240,051
Phillips-Van Heusen Corp Term B 3.250% due 02/13/20 §	1,309,872	1,311,646
ServiceMaster Co 4.250% due 01/31/17 §	4,962,500	4,842,571
The Gymboree Corp 5.000% due 02/23/18 §	2,875,859	2,788,557
The Neiman Marcus Group Inc 4.000% due 05/16/18 §	3,321,780	3,319,359
Univision Communications Inc 4.500% due 03/02/20 §	2,862,393	2,854,879
Virgin Media Investment Holdings Ltd Term B 3.500% due 06/08/20 §	2,820,000	2,810,209
Visant Holding Corp Term B 5.250% due 12/22/16 §	1,456,574	1,417,884
Wendy’s International Inc Term B 3.250% due 05/15/19 §	3,070,083	3,068,803

		50,529,096

Consumer Staples - 0.3%

Del Monte Foods Co 4.000% due 03/08/18 §	3,429,796	3,426,582
H.J. Heinz Co
Term B1
3.250% due 06/07/19 §	688,275	690,617

	Principal Amount	Value
Term B2
3.500% due 06/05/20 §	$2,294,250	$2,305,866
Supervalu Inc Term B 5.000% due 03/21/19 §	3,099,051	3,094,694
The Sun Products Corp 5.500% due 03/23/20 §	997,494	968,400

		10,486,159

Financials - 0.2%

First Data Corp
4.180% due 09/24/18 §	1,000,000	994,625
Term B
4.180% due 03/23/18 §	3,257,313	3,234,919
Windsor Financing LLC Term B 6.250% due 12/05/17 §	964,462	992,190

		5,221,734

Health Care - 0.1%

Par Pharmaceutical Cos Inc Term B 4.250% due 09/30/19 §	3,172,010	3,165,403

Industrials - 0.6%

ADS Waste Holdings Inc Term B 4.250% due 10/09/19 §	1,456,332	1,458,413
American Airlines Inc 4.750% due 06/27/19 §	1,695,750	1,687,271
BakerCorp International Inc 4.250% due 02/14/20 §	987,481	981,309
CSC Holdings LLC Term B 2.679% due 04/17/20 §	2,992,500	2,963,512
FGI Operating Co LLC 5.500% due 04/19/19 §	1,975,926	1,980,866
Gardner Denver Inc 4.250% due 07/30/20 §	2,530,000	2,510,322
Nielsen Finance LLC Term E 2.932% due 05/02/16 §	3,348,740	3,361,298
Schaeffler AG Term C 4.250% due 01/27/17 §	2,000,000	2,009,500
Silver II US Holdings LLC 4.000% due 12/13/19 §	2,952,563	2,936,158

		19,888,649

Information Technology - 0.1%

SunGard Data Systems Inc Term E 4.000% due 03/09/20 §	1,536,140	1,545,262

Materials - 0.1%

FMG Resources Property Ltd (Australia) 5.250% due 10/18/17 §	1,975,013	1,985,561

Telecommunication Services - 0.2%

Intelsat Jackson Holdings SA Term B1 (Luxembourg) 4.250% due 04/02/18 §	3,000,000	3,012,501
Telesat LLC Term B2 3.500% due 03/28/19 §	1,481,306	1,477,585
Windstream Corp Term B4 3.500% due 01/23/20 §	927,663	930,215

		5,420,301

Utilities - 0.1%

Equipower Resources Holdings LLC (1st Lien) 4.250% due 12/21/18 §	1,211,701	1,217,254
NRG Energy Inc Term B 2.750% due 07/02/18 §	2,992,481	2,978,219

		4,195,473

Total Senior Loan Notes (Cost $102,652,769)		102,437,638

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 40.1%

Collateralized Mortgage Obligations - Commercial - 2.3%

Banc of America Commercial Mortgage Trust
5.421% due 09/10/45 " §	$1,119,000	$1,200,383
5.448% due 09/10/47 "	480,000	508,602
Bear Stearns Commercial Mortgage Securities Trust
5.898% due 06/11/40 " §	920,000	1,036,895
5.915% due 06/11/50 " §	960,000	1,085,554
CGRBS Commercial Mortgage Trust 3.369% due 03/13/23 " ~	3,570,000	3,428,444
Citigroup Commercial Mortgage Trust 2.110% due 01/12/18 " ~	1,477,676	1,486,482
Cobalt Commercial Mortgage Trust 5.526% due 04/15/47 " §	1,225,000	1,356,155
Commercial Mortgage Pass- Through Certificates 2.822% due 11/15/45 "	290,000	275,059
Commercial Mortgage Trust
2.972% due 08/10/46 "	1,300,000	1,345,610
3.086% due 04/12/35 " § ~	880,000	824,912
6.056% due 07/10/38 " §	2,041,000	2,235,055
Credit Suisse Commercial Mortgage Trust 5.615% due 01/15/49 " §	2,704,000	2,881,226
DBUBS Mortgage Trust (IO) 1.582% due 08/10/44 " § ~	13,017,343	481,909
Extended Stay America Trust 2.958% due 12/05/31 " ~	1,090,000	1,069,011
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
1.025% due 09/25/22 " §	6,087,719	375,917
1.207% due 01/25/20 " §	11,268,661	590,613
1.384% due 06/25/21 " §	10,877,414	835,717
1.391% due 04/25/20 " §	33,655,862	1,998,250
1.597% due 12/25/21 " §	7,151,833	644,419
1.646% due 06/25/22 " §	4,341,422	434,878
1.663% due 08/25/20 " §	12,780,806	968,069
1.712% due 02/25/18 " §	32,161,593	1,874,555
1.734% due 10/25/21 " §	6,072,747	601,169
1.824% due 06/25/20 " §	33,439,782	2,797,037
1.836% due 07/25/21 " §	14,992,814	1,525,511
2.250% due 05/25/18 " §	23,872,501	1,973,158
GS Mortgage Securities Trust 4.176% due 07/10/46 " §	850,000	883,974
4.243 % due 08/10/46 "	450,000	469,357
GS Mortgage Securities Trust (IO) 1.899% due 08/10/44 " § ~	5,703,167	428,679
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/47 "	2,000,000	2,202,882
5.440% due 05/15/45 "	1,516,000	1,665,356
5.930% due 02/12/51 " §	400,000	447,186
6.078% due 02/12/51 " §	1,400,000	1,579,470
LB Commercial Mortgage Trust 6.081% due 07/15/44 " §	850,000	948,205
LB-UBS Commercial Mortgage Trust 6.425% due 09/15/45 " §	960,000	1,087,606
Merrill Lynch Mortgage Trust 6.045% due 06/12/50 " §	140,000	157,280
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.204% due 12/12/49 " §	1,280,000	1,396,532
5.378% due 08/12/48 "	5,570,000	6,119,316
Morgan Stanley Bank of America Merrill Lynch Trust
2.918% due 02/15/46 "	1,280,000	1,215,749
3.085% due 08/15/46 "	2,770,000	2,881,139

	Principal Amount	Value
3.214% due 02/15/46 "	$1,354,000	$1,276,392
3.456% due 05/15/46 "	1,330,000	1,273,374
Morgan Stanley Bank of America Merrill Lynch Trust (IO) 2.050% due 08/15/45 " § ~	10,695,473	1,058,718
UBS-Barclays Commercial Mortgage Trust 3.317% due 12/10/45 " ~	1,150,000	1,087,330
Wachovia Bank Commercial Mortgage Trust
5.383% due 12/15/43 "	1,220,000	1,302,557
5.500% due 04/15/47 "	3,240,000	3,610,967
Wells Fargo Commercial Mortgage Trust
4.218% due 07/15/46 " §	630,000	655,039
WFRBS Commercial Mortgage Trust (IO)
1.310% due 02/15/44 " § ~	16,085,271	662,874
1.751% due 06/15/45 " § ~	3,222,010	320,458

		66,565,030

Collateralized Mortgage Obligations - Residential - 14.1%

Adjustable Rate Mortgage Trust
0.429% due 03/25/36 " §	840,087	543,043
2.611% due 07/25/35 " §	997,100	905,929
2.709% due 10/25/35 " §	10,260,000	8,689,020
Alternative Loan Trust
0.479% due 12/25/35 " §	3,172,907	2,488,790
6.000% due 03/25/27 "	541,866	500,736
6.500% due 09/25/34 "	1,280,253	1,271,650
6.500% due 09/25/36 "	3,404,956	2,789,463
Bear Stearns ARM Trust 2.655% due 10/25/36 " §	512,945	421,528
Bear Stearns ALT-A Trust
0.699% due 11/25/35 " §	5,677,685	3,971,677
0.879% due 01/25/35 " §	6,856,865	6,429,579
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.359% due 08/25/47 " § ~	1,219,290	748,136
0.379% due 01/25/36 " § ~	15,567	13,158
0.409% due 07/25/36 " § ~	180,792	154,917
0.469% due 10/25/35 " § ~	45,573	38,595
0.479% due 08/25/35 " § ~	19,751	17,101
Citigroup Mortgage Loan Trust
2.430% due 02/25/36 " § ~	2,456,639	2,473,740
2.818% due 04/25/37 " §	2,514,195	2,105,792
6.500% due 10/25/36 " ~	3,929,919	3,065,762
CitiMortgage Alternative Loan Trust 6.000% due 01/25/37 "	7,106,349	6,011,012
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35 "	3,682,014	3,629,608
Fannie Mae
0.529% due 05/25/34 " §	1,528,204	1,526,225
4.000% due 04/25/40 - 07/25/40 "	37,500,000	38,987,006
5.500% due 04/25/42 "	11,400,000	12,619,105
6.000% due 05/25/42 "	5,755,432	6,372,406
6.500% due 06/25/39 - 07/25/42 "	12,499,506	14,090,927
7.000% due 05/25/42 "	2,382,532	2,686,351
Fannie Mae (IO)
3.000% due 11/25/26 - 04/25/32 "	28,676,144	3,634,033
3.500% due 11/25/41 "	5,138,283	583,827
4.000% due 11/25/39 "	2,104,493	353,233
4.500% due 11/25/39 "	1,530,881	184,030
5.000% due 01/25/38 - 01/25/39 "	3,102,772	525,554
5.000% due 01/25/39 " §	955,964	163,242
5.221% due 08/25/42 " §	3,015,992	468,156
5.500% due 01/25/39 " §	968,215	142,588
5.771% due 09/25/41 " §	10,167,890	1,370,083
5.871% due 05/25/39 " §	2,692,544	495,699
5.921% due 07/25/40 - 09/25/42 " §	7,320,273	1,560,747
5.971% due 03/25/42 - 03/25/43 " §	26,881,935	5,917,017
6.000% due 01/25/38 - 07/25/38 "	4,532,993	707,249

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
6.021% due 03/25/39 - 01/25/43 " §	$7,934,658	$1,523,834
6.301% due 04/25/40 " §	2,484,910	403,445
6.351% due 12/25/40 - 01/25/41 " §	4,996,846	668,344
6.371% due 03/25/39 - 07/25/39 " §	8,302,847	1,716,044
6.421% due 11/25/36 - 10/25/42 " §	8,010,728	1,904,338
6.461% due 07/25/41 " §	2,269,719	386,393
6.471% due 09/25/40 - 03/25/42 " §	10,107,537	1,685,025
6.501% due 07/25/41 " §	4,629,355	607,196
6.521% due 12/25/42 " §	5,390,905	1,331,148
Fannie Mae (PO) 0.286% due 03/25/42 "	698,939	668,881
Freddie Mac
0.532% due 04/15/33 " §	465,558	465,693
1.182% due 02/15/32 " §	228,546	233,217
3.500% due 10/15/37 "	2,700,000	2,702,786
4.000% due 12/15/39 "	10,346,417	10,898,874
5.000% due 02/15/30 - 03/15/35 "	25,964,286	28,576,369
5.500% due 07/15/34 "	10,104,157	11,124,530
6.000% due 05/15/36 "	8,725,449	9,652,379
Freddie Mac (IO)
3.000% due 09/15/31 "	5,173,773	718,987
5.768% due 10/15/41 - 06/15/42 " §	6,282,707	1,266,305
5.818% due 06/15/42 - 08/15/43 " §	22,043,800	4,804,166
5.848% due 09/15/37 " §	3,007,318	393,805
5.868% due 04/15/39 - 08/15/42 " §	16,784,557	3,033,419
5.918% due 08/15/42 - 12/15/42 " §	9,665,243	2,436,644
5.968% due 08/15/32 - 05/15/43 " §	23,534,933	5,190,505
6.018% due 05/15/39 - 10/15/42 " §	14,611,013	3,139,375
6.048% due 01/15/40 " §	940,588	119,502
6.068% due 09/15/42 " §	2,643,016	535,867
6.108% due 11/15/36 " §	1,606,023	215,261
6.418% due 11/15/41 - 09/15/42 " §	9,498,721	1,960,277
Government National Mortgage Association
0.536% due 08/20/58 " §	22,716,872	22,505,389
0.686% due 03/20/61 " §	3,296,848	3,279,049
1.184% due 05/20/60 " §	894,970	906,561
4.500% due 07/20/39 - 10/20/39 "	18,800,000	20,458,227
5.000% due 07/20/39 - 04/16/40 "	10,600,000	11,823,488
Government National Mortgage Association (IO)
3.500% due 04/20/27 - 02/20/38 "	11,357,055	1,487,677
5.000% due 11/20/36 "	3,374,649	251,285
5.918% due 08/16/42 " §	3,185,727	469,843
5.948% due 02/16/36 " §	4,245,459	537,473
6.170% due 11/20/39 " §	2,033,847	263,235
6.300% due 04/20/40 " §	639,372	116,456
6.320% due 03/20/39 - 05/20/40 " §	1,837,239	288,159
6.368% due 04/16/34 " §	611,737	34,511
6.470% due 01/20/40 " §	1,023,355	177,435
GSMPS Mortgage Loan Trust
0.529% due 01/25/35 " § ~	4,597,085	3,885,861
0.529% due 03/25/35 " § ~	1,777,750	1,518,796
0.529% due 09/25/35 " § ~	5,252,649	4,394,755
GSR Mortgage Loan Trust 3.372% due 07/25/35 " §	1,000,000	922,657
GSR Mortgage Loan Trust (IO) 6.371% due 10/25/36 " §	3,245,689	666,686
Homestar Mortgage Acceptance Corp 0.729% due 01/25/35 " §	1,592,411	1,573,514
Impac CMB Trust 0.439% due 11/25/35 " §	5,087,299	3,879,065
IndyMac INDEX Mortgage Loan Trust
0.419% due 06/25/37 " §	4,591,346	3,831,547
0.439% due 06/25/35 " §	3,520,272	2,956,853
JP Morgan Mortgage Trust 2.758% due 08/25/35 " §	2,400,000	2,219,290
Lehman Mortgage Trust 6.000% due 05/25/37 "	1,132,525	1,095,425
Lehman Structured Securities Corp 0.520% due 09/26/45 " § ~	4,734,794	3,692,789

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust 2.673% due 04/21/34 " §	$3,956,919	$4,062,314
MASTR Reperforming Loan Trust
0.539% due 07/25/35 " § ~	6,958,149	5,949,690
7.000% due 08/25/34 " ~	2,457,379	2,558,454
Merrill Lynch Mortgage Investors Trust 2.475% due 06/25/35 " §	4,000,000	3,861,618
Morgan Stanley Mortgage Loan Trust
2.642% due 07/25/35 " §	2,981,990	2,412,335
2.728% due 07/25/34 " §	1,318,077	1,299,497
NAAC Reperforming Loan REMIC Trust 6.500% due 02/25/35 " ~	3,322,684	3,486,663
RAAC Trust 6.000% due 09/25/34 "	433,543	436,317
RBSSP Resecuritization Trust 3.179% due 12/26/35 " § ~	1,352,194	1,365,465
Residential Asset Securitization Trust
0.679% due 07/25/36 " §	1,012,633	651,057
6.000% due 08/25/36 "	2,596,602	2,308,714
Structured Adjustable Rate Mortgage Loan Trust
0.479% due 08/25/37 " §	3,351,661	2,485,210
2.548% due 05/25/34 " §	2,106,959	2,100,381
5.151% due 05/25/36 " §	4,364,902	3,617,740
5.168% due 05/25/36 " §	6,314,998	5,320,108
Wachovia Mortgage Loan Trust 0.359% due 01/25/37 " §	1,538,425	993,226
WaMu Mortgage Pass-Through Certificates Trust
0.469% due 10/25/45 " §	5,139,244	4,732,693
0.499% due 08/25/45 " §	8,040,870	7,505,871
0.738% due 07/25/44 " §	697,363	646,285
0.853% due 03/25/47 " §	7,430,139	5,627,298
2.428% due 09/25/33 " §	500,398	507,812
2.460% due 10/25/33 " §	4,612,015	4,654,833
2.491% due 02/25/33 " §	1,401,061	1,383,857
3.201% due 10/25/36 " §	2,555,713	2,028,128
4.857% due 07/25/37 " §	8,056,905	7,626,038
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/36 "	1,356,141	994,807
Wells Fargo Mortgage Loan Trust 2.758% due 08/27/35 " ~ §	4,114,597	4,203,842
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 "	4,231,493	3,993,108
6.000% due 08/25/37 "	3,169,080	3,049,506

		420,118,216

Fannie Mae - 13.7%

2.500% due 01/01/28 - 10/01/43 "	44,172,856	43,686,696
3.000% due 10/01/28 - 02/01/43 "	43,292,427	43,069,181
3.500% due 10/01/28 - 10/01/43 "	89,171,786	91,368,899
4.000% due 10/01/42 - 10/01/43 "	125,707,055	131,833,727
4.500% due 04/01/23 - 11/01/41 "	36,547,511	39,297,343
5.000% due 07/01/33 - 10/01/43 "	37,632,810	40,975,500
5.500% due 04/01/37 - 11/01/38 "	9,450,245	10,299,720
6.000% due 04/01/33 - 08/01/37 "	1,552,778	1,721,370
7.000% due 02/01/39 "	5,126,959	5,694,533

		407,946,969

Freddie Mac - 3.2%

2.805% due 11/01/36 " §	638,517	678,085
3.500% due 10/01/28 - 04/01/43 "	12,576,447	12,767,558
4.000% due 10/01/25 - 04/01/43 "	25,064,492	26,513,312
4.500% due 10/01/43 "	8,200,000	8,731,718
5.000% due 12/01/35 - 03/01/38 "	12,477,886	13,461,213
5.370% due 06/01/37 " §	46,415	49,975
5.423% due 07/01/37 " §	387,058	412,280
5.500% due 06/01/37 " §	1,776,905	1,881,609
5.500% due 08/01/37 - 12/01/38 "	7,225,871	7,832,054
5.571% due 06/01/37 " §	252,623	271,070

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
5.918% due 01/01/37 " §	$146,925	$158,629
6.000% due 10/01/36 - 11/01/39 "	18,387,555	20,061,727
6.500% due 09/01/39 "	1,264,452	1,401,856
7.000% due 03/01/39 "	1,497,997	1,632,986

		95,854,072

Government National Mortgage Association - 6.8%

0.827% due 08/20/60 " §	1,076,349	1,062,358
3.000% due 10/01/43 "	5,400,000	5,322,375
3.500% due 10/01/43 "	73,600,000	75,830,997
4.000% due 10/01/43 "	11,200,000	11,810,751
4.500% due 01/20/40 - 07/20/41 "	42,522,498	45,955,637
5.000% due 01/15/40 - 11/20/40 "	31,110,759	34,405,335
5.500% due 06/15/36 "	1,202,037	1,329,264
6.000% due 06/20/35 - 03/20/42 "	22,807,434	25,150,599
6.500% due 10/20/37 "	2,190,288	2,456,949

		203,324,265

Total Mortgage-Backed Securities (Cost $1,184,539,705)		1,193,808,552

ASSET-BACKED SECURITIES - 3.8%

ACE Securities Corp Home Equity Loan Trust 0.959% due 04/25/34 " §	2,352,137	2,168,757
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.199% due 04/25/34 " §	2,178,201	1,907,697
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.079% due 10/25/34 " §	6,950,000	6,235,748
Asset-Backed Pass-Through Certificates 0.869% due 04/25/34 " §	2,094,585	1,983,811
Asset-Backed Securities Corp Home Equity Loan Trust 0.709% due 06/25/34 " §	1,649,760	1,640,513
Avis Budget Rental Car Funding AESOP LLC
1.920% due 09/20/19 " ~	1,770,000	1,736,643
2.100% due 03/20/19 " ~	2,300,000	2,296,826
2.802% due 05/20/18 " ~	2,415,000	2,499,357
2.970% due 02/20/20 " ~	2,540,000	2,596,672
3.150% due 03/20/17 " ~	2,210,000	2,302,165
Bear Stearns Asset-Backed Securities Trust 0.749% due 09/25/34 " §	1,125,261	1,087,473
Citigroup Mortgage Loan Trust 0.249% due 05/25/37 " §	703,814	538,070
Citigroup Mortgage Loan Trust Inc
0.329% due 08/25/36 " §	749,167	693,036
0.609% due 07/25/35 " §	1,417,762	1,401,806
Countrywide Home Equity Loan Trust 0.332% due 11/15/36 " §	250,590	200,459
Credit-Based Asset Servicing & Securitization LLC 0.959% due 07/25/33 " §	1,516,706	1,388,689
EFS Volunteer No 2 LLC 1.534% due 03/25/36 " § ~	3,800,000	3,836,227
EFS Volunteer No 3 LLC 1.184% due 04/25/33 " § ~	3,200,000	3,140,621
Greenpoint Manufactured Housing
2.949% due 03/18/29 " §	2,325,000	1,999,580
3.584% due 06/19/29 " §	850,000	722,208
3.684% due 02/20/30 " §	900,000	750,213
7.270% due 06/15/29 "	4,372,667	4,419,275
GSAA Home Equity Trust 0.339% due 07/25/36 " §	2,661,731	1,284,458
GSAMP Trust 0.729% due 03/25/34 " §	1,291,394	1,292,708
Hertz Vehicle Financing LLC
1.830% due 08/25/19 " ~	2,420,000	2,369,126
5.290% due 03/25/16 " ~	1,310,000	1,381,105

	Principal Amount	Value
Keycorp Student Loan Trust 0.526% due 10/25/32 " §	$2,216,175	$2,187,785
Manufactured Housing Contract Trust Pass-Through Certificates
3.685% due 02/20/32 " §	1,600,000	1,437,214
3.685% due 03/13/32 " §	2,425,000	2,134,502
Nelnet Education Loan Funding Inc 1.090% due 02/25/39 " §	3,650,000	3,369,563
Nelnet Student Loan Trust 0.426% due 01/25/37 " §	1,140,457	1,109,582
Northstar Education Finance Inc 1.629% due 01/29/46 " §	2,500,000	2,242,477
NovaStar Mortgage Funding Trust 1.239% due 12/25/33 " §	1,694,601	1,566,594
Origen Manufactured Housing Contract Trust
2.307% due 04/15/37 " §	11,511,574	9,659,716
2.493% due 10/15/37 " §	11,093,103	9,021,677
PAMCO CLO 7.910% due 08/06/14 " Y	2,426,930	873,695
RAMP Trust
0.449% due 10/25/36 " §	4,182,000	3,168,212
0.589% due 11/25/35 " §	2,000,000	1,860,464
5.350% due 02/25/33 " §	2,129,271	2,047,618
RASC Trust 0.329% due 06/25/36 " §	2,119,500	2,090,155
Saxon Asset Securities Trust 0.869% due 05/25/35 " §	2,857,310	2,621,419
SLM Student Loan Trust
0.376% due 01/25/27 " §	4,100,000	4,015,993
0.386% due 01/25/27 " §	3,950,000	3,857,700
0.929% due 05/26/26 " §	2,200,000	2,200,132
Structured Asset Investment Loan Trust 1.179% due 10/25/33 " §	3,700,000	3,466,227
Structured Asset Securities Corp Pass-Through Certificates 3.450% due 02/25/32 "	2,844,618	2,814,498

Total Asset-Backed Securities (Cost $107,306,737)		113,618,466

U.S. GOVERNMENT AGENCY ISSUES - 3.0%

Fannie Mae
4.240% due 10/09/19	30,610,000	26,006,225
6.625% due 11/15/30	15,850,000	21,243,422
Financing Corp Strips
1.346% due 08/03/18	960,000	888,885
3.210% due 03/07/19	2,060,000	1,871,905
3.240% due 12/27/18	10,969,000	10,061,754
3.790% due 11/02/18	12,210,000	11,292,492
3.990% due 12/06/18	5,350,000	4,875,359
4.300% due 09/26/19	5,315,000	4,676,052
Tennessee Valley Authority 5.250% due 09/15/39	8,810,000	9,636,995

Total U.S. Government Agency Issues (Cost $89,328,262)		90,553,089

U.S. TREASURY OBLIGATIONS - 9.0%

U.S. Treasury Bonds - 7.1%

2.750% due 08/15/42	155,005,000	128,484,575
2.750% due 11/15/42	11,023,800	9,123,914
2.875% due 05/15/43	83,862,000	71,177,872
3.625% due 08/15/43	3,490,000	3,449,649

		212,236,010

U.S. Treasury Inflation Protected Securities - 0.3%

0.625% due 02/15/43 ^	3,718,597	3,054,478
2.125% due 02/15/40 ^	4,744,493	5,620,368

		8,674,846

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 1.4%

0.250% due 08/31/14	$2,110,000	$2,112,680
0.375% due 11/15/15	1,460,000	1,460,455
0.750% due 10/31/17	2,510,000	2,476,469
0.750% due 03/31/18	9,680,000	9,477,320
1.375% due 06/30/18	2,840,000	2,848,543
1.375% due 07/31/18	4,030,000	4,038,342
1.500% due 08/31/18	1,180,000	1,188,251
1.750% due 05/15/23	60,000	55,624
2.125% due 08/31/20	1,990,000	2,008,033
2.500% due 08/15/23	15,660,000	15,509,523

		41,175,240

U.S. Treasury Strips - 0.2%

7.530% due 02/15/43	14,660,000	4,617,006

Total U.S. Treasury Obligations (Cost $291,000,678)		266,703,102

FOREIGN GOVERNMENT BONDS & NOTES - 2.6%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/14	BRL 4,518,000	2,042,198
10.000% due 01/01/17	36,925,000	16,129,761
10.000% due 01/01/21	5,553,000	2,325,260
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 525,116,300	41,637,135
10.000% due 12/05/24	14,760,000	1,485,895
Russian Federal (Russia) 7.000% due 01/25/23	RUB 475,000,000	14,513,217

Total Foreign Government Bonds & Notes (Cost $84,828,983)		78,133,466

MUNICIPAL BONDS - 0.9%

Arizona State University ‘A’ 5.000% due 07/01/43	$420,000	434,402
City of New York NY ‘J’ 5.000% due 08/01/25	550,000	629,898
City of Richmond VA ‘A’
5.000% due 03/01/27	450,000	507,560
5.000% due 03/01/28	470,000	524,901
5.000% due 03/01/29	490,000	543,924
City Public Service Board of San Antonio TX 5.000% due 02/01/43	1,570,000	1,630,382
New Jersey Economic Development Authority 5.000% due 06/15/46	570,000	584,050
New Jersey State Turnpike Authority Revenue ‘A’ 5.000% due 01/01/43	660,000	673,068
New Jersey Transportation Trust Fund Authority ‘A’ 5.000% due 06/15/42	1,010,000	1,027,029
New Jersey Transportation Trust Fund Authority ‘AA’ 5.000% due 06/15/38	1,470,000	1,500,047
New York City Water & Sewer System Revenue ‘BB’ 5.000% due 06/15/47	460,000	474,692
New York City Water & Sewer System Revenue ‘EE’ 5.000% due 06/15/47	460,000	475,327
New York Liberty Development Corp 5.000% due 12/15/41	810,000	826,321
New York State Dormitory Authority ‘A’
5.000% due 12/15/26	390,000	441,227
5.000% due 12/15/27	1,290,000	1,444,245

	Principal Amount	Value
New York State Urban Development Corp ‘C’ 5.000% due 03/15/27	$1,930,000	$2,166,155
Northeast Ohio Regional Sewer District 5.000% due 11/15/43	920,000	959,192
Ohio State Turnpike Commission ‘A’ 5.000% due 02/15/48	810,000	833,142
Ohio State Turnpike Commission ‘A1’ 5.000% due 02/15/48	1,900,000	1,919,722
Pennsylvania Turnpike Commission ‘C’ 5.000% due 12/01/43	710,000	720,125
Private Colleges & Universities Authority ‘A’ 5.000% due 10/01/43	940,000	999,286
State of California
5.000% due 09/01/25	1,250,000	1,415,925
5.000% due 04/01/42	1,190,000	1,217,275
State of California ‘B’ 5.000% due 09/01/23	1,730,000	2,019,861
State of Connecticut ‘C’ 5.000% due 07/15/24	580,000	676,089
Utah Transit Authority 5.000% due 06/15/42	1,680,000	1,717,951

Total Municipal Bonds (Cost $25,746,631)		26,361,796

PURCHASED OPTIONS - 0.0%
(See Note (f) in Notes to Schedule of Investments) (Cost $365,970)		636,516

SHORT-TERM INVESTMENTS - 8.8%

U.S. Government Agency Issues - 3.1%

Fannie Mae 0.122% due 02/24/14 ‡	4,840,000	4,839,608
Freddie Mac
0.101% due 12/18/13 ‡	2,600,000	2,599,943
0.162% due 10/22/13	85,000,000	84,992,066

		92,431,617

Repurchase Agreements - 5.7%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $5,100,022; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $5,205,531)	5,100,022	5,100,022
The Royal Bank of Scotland Group PLC 0.030% due 10/01/13 (Dated 09/30/13, repurchase price of $164,000,137; collateralized by U.S. Treasury Notes: 1.500% - 2.125% due 12/31/15 - 03/31/19 and value $167,279,971)	164,000,000	164,000,000

		169,100,022

Total Short-Term Investments (Cost $261,529,170)		261,531,639

TOTAL INVESTMENTS - 109.3% (Cost $3,229,122,043)		3,255,611,328

OTHER ASSETS & LIABILITIES, NET - (9.3%)		(276,458,750)

NET ASSETS - 100.0%		$2,979,152,578

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	As of September 30, 2013, investments with total aggregate value of $7,439,551 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts. In addition, $384,012 in cash was segregated as collateral for swap contracts.

(c)	An investment with a value of $873,695 or less than 0.1% of the portfolio’s net assets was in default as of September 30, 2013.

(d)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Euribor (06/15)	GSC	479	EUR 479,000,000	$152,834
EuroBund (12/13)	GSC	138	13,800,000	130,377
Eurodollar (03/15)	GSC	205	$205,000,000	203,771
Eurodollar (06/15)	GSC	412	412,000,000	482,699
Eurodollar (03/16)	GSC	711	711,000,000	362,077
U.S. Treasury 5-Year Notes (12/13)	GSC	1,915	191,500,000	2,408,815

				3,740,573

Short Futures Outstanding
Eurodollar (03/14)	GSC	530	530,000,000	(53,860)
Eurodollar (06/14)	GSC	294	294,000,000	(67,106)
U.S. Treasury 2-Year Notes (12/13)	GSC	59	11,800,000	(35,707)
U.S. Treasury 10-Year Notes (12/13)	GSC	1,243	124,300,000	(2,255,430)
U.S. Treasury 30-Year Bonds (12/13)	GSC	261	26,100,000	(310,700)

				(2,722,803)

Total Futures Contracts				$1,017,770

(e)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
PHP	663,900,000	USD	15,333,449	10/13	CIT	($49,782)
USD	15,154,918	AUD	16,550,000	11/13	CIT	(240,215)
USD	80,360,159	EUR	60,530,240	11/13	CIT	(1,537,478)
USD	10,891,998	JPY	1,083,500,000	10/13	JPM	(132,358)
USD	36,983,296	JPY	3,636,551,000	11/13	BRC	(22,093)
USD	7,603,069	PHP	331,950,000	10/13	CIT	(38,764)
USD	7,647,736	PHP	331,950,000	10/13	CIT	5,903

Total Forward Foreign Currency Contracts						($2,014,787)

(f)	Purchased options outstanding as of September 30, 2013 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - CME 30-Year U.S. Treasury Note Futures (10/13)	$133.00	10/25/13	GSC	85	$68,792	$139,453
Call - CME 30-Year U.S. Treasury Note Futures (11/13)	131.00	11/22/13	GSC	120	229,140	433,125
Call - CME 30-Year U.S. Treasury Note Futures (11/13)	133.00	11/22/13	GSC	12	16,726	27,938

					314,658	600,516

Put - CME 10-Year U.S. Treasury Note Futures (10/13)	125.00	10/25/13	GSC	96	51,312	36,000

Total Purchased Options					$365,970	$636,516

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(g)	Transactions in written options for the nine-month period ended September 30, 2013 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2012	-	-	$-
Call Options Written	7,525	32,590,000	3,665,480
Put Options Written	4,920	-	2,554,209
Call Options Exercised	(1,660)	(32,590,000)	(1,045,538)
Put Options Exercised	(211)	-	(68,174)
Call Options Expired	(1,581)	-	(496,237)
Put Options Expired	(1,618)	-	(997,929)
Call Options Repurchased	(3,084)	-	(1,326,683)
Put Options Repurchased	(2,694)	-	(1,221,248)

Outstanding, September 30, 2013	1,597	-	$1,063,880

(h)	Premiums received and value of written options outstanding as of September 30, 2013 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - CME 5-Year U.S. Treasury Note Futures (10/13)	$120.00	10/25/13	GSC	90	$38,989	($108,281)
Call - CME 10-Year U.S. Treasury Note Futures (10/13)	124.00	10/25/13	GSC	140	117,014	(363,125)
Call - CME 10-Year U.S. Treasury Note Futures (10/13)	125.00	10/25/13	GSC	371	206,232	(655,047)
Call - CME 10-Year U.S. Treasury Note Futures (10/13)	125.50	10/25/13	GSC	141	45,807	(196,078)
Call - CME 10-Year U.S. Treasury Note Futures (10/13)	127.00	10/25/13	GSC	121	56,325	(66,172)
Call - CME 30-Year U.S. Treasury Note Futures (10/13)	132.00	10/25/13	GSC	169	221,826	(382,891)
Call - CME 30-Year U.S. Treasury Note Futures (10/13)	135.00	10/25/13	GSC	168	110,829	(120,750)

					797,022	(1,892,344)

Put - CME 5-Year U.S. Treasury Note Futures (10/13)	120.00	10/25/13	GSC	72	15,227	(11,250)
Put - CME 10-Year U.S. Treasury Note Futures (10/13)	123.00	10/25/13	GSC	73	64,778	(7,984)
Put - CME 10-Year U.S. Treasury Note Futures (10/13)	124.00	10/25/13	GSC	72	59,391	(14,625)
Put - CME 10-Year U.S. Treasury Note Futures (10/13)	124.50	10/25/13	GSC	48	15,953	(13,500)
Put - CME 30-Year U.S. Treasury Note Futures (10/13)	132.00	10/25/13	GSC	132	111,509	(117,563)

					266,858	(164,922)

Total Written Options					$1,063,880	($2,057,266)

(i)	Swap agreements outstanding as of September 30, 2013 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Depreciation
CDX HY 20 5Y Index	5.000%	06/20/18	BRC	$7,300,000	($441,397)	($270,830)	($170,567)

Total Swap Agreements					($441,397)	($270,830)	($170,567)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$7,819,889	$7,819,889	$-	$-
	Corporate Bonds & Notes	1,114,007,175	-	1,106,416,056	7,591,119
	Senior Loan Notes	102,437,638	-	102,437,638	-
	Mortgage-Backed Securities	1,193,808,552	-	1,192,746,194	1,062,358
	Asset-Backed Securities	113,618,466	-	112,744,771	873,695
	U.S. Government Agency Issues	90,553,089	-	90,553,089	-
	U.S. Treasury Obligations	266,703,102	-	266,703,102	-
	Foreign Government Bonds & Notes	78,133,466	-	78,133,466	-
	Municipal Bonds	26,361,796	-	26,361,796	-
	Short-Term Investments	261,531,639	-	261,531,639	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,903	-	5,903	-
	Interest Rate Contracts
	Futures	3,740,573	3,740,573	-	-
	Purchased Options	636,516	636,516	-	-

	Total Interest Rate Contracts	4,377,089	4,377,089	-	-

	Total Assets - Derivatives	4,382,992	4,377,089	5,903	-

	Total Assets	3,259,357,804	12,196,978	3,237,633,654	9,527,172

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(441,397)	-	(441,397)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,020,690)	-	(2,020,690)	-
	Interest Rate Contracts
	Futures	(2,722,803)	(2,722,803)	-	-
	Written Options	(2,057,266)	(2,057,266)	-	-

	Total Interest Rate Contracts	(4,780,069)	(4,780,069)	-	-

	Total Liabilities - Derivatives	(7,242,156)	(4,780,069)	(2,462,087)	-

	Total Liabilities	(7,242,156)	(4,780,069)	(2,462,087)	-

	Total	$3,252,115,648	$7,416,909	$3,235,171,567	$9,527,172

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 5.0%

Consumer Discretionary - 0.2%

Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	$500,000	$508,750

Consumer Staples - 0.7%

Reynolds Group Issuer Inc 8.500% due 05/15/18	2,000,000	2,100,000

Materials - 2.2%

FMG Resources Property Ltd (Australia) 6.000% due 04/01/17 ~	3,000,000	3,090,000
Hexion U.S. Finance Corp 6.625% due 04/15/20	3,000,000	3,015,000

		6,105,000

Telecommunication Services - 1.9%

Intelsat Luxembourg SA (Luxembourg) 8.125% due 06/01/23 ~	5,000,000	5,293,750

Total Corporate Bonds & Notes (Cost $14,158,325)		14,007,500

SENIOR LOAN NOTES - 93.9%

Consumer Discretionary - 22.9%

Affinia Group Intermediate Holdings Inc Term B2 4.750% due 04/27/20 §	1,496,250	1,499,991
Allison Transmission Inc Term B3 due 08/23/19 µ	837,889	840,334
3.750% due 08/23/19 §	1,034,665	1,034,022
Burlington Coat Factory Warehouse Corp Term B2 4.250% due 02/23/17 §	3,990,000	4,006,957
Caesars Entertainment Operating Co Term B6 5.429% due 01/26/18 §	3,930,000	3,570,161
Charter Communications Operating LLC Term F 3.000% due 01/04/21 §	877,800	870,433
Clear Channel Communications Inc Term B 3.829% due 01/29/16 §	4,259,576	4,027,962
Term D 6.929% due 01/30/19 §	2,240,424	2,075,193
Federal-Mogul Corp Term B 2.116% due 12/29/14 §	1,651,240	1,625,882
Term C 2.118% due 12/28/15 §	875,356	861,913
Four Seasons Holdings Inc (1st Lien) (Canada) 4.250% due 06/27/20 §	500,000	505,000
Getty Images Inc Term B 4.750% due 10/18/19 §	1,629,279	1,457,526
Great Wolf Resorts Inc Term B 4.500% due 08/06/20 §	2,992,500	2,985,955
Hilton Worldwide Finance LLC Term B2 due 09/23/20 µ	2,500,000	2,500,260
JC Penney Corp Inc (1st Lien) 6.000% due 05/22/18 §	2,244,375	2,185,970
Landry’s Inc Term B 4.750% due 04/24/18 §	898,510	906,185
Live Nation Entertainment Inc Term B1 3.500% due 08/16/20 §	1,500,000	1,498,125

	Principal Amount	Value
Mediacom Illinois LLC Term E 4.500% due 10/23/17 §	$1,741,003	$1,746,988
Oceania Cruises Inc Term B 6.750% due 06/29/20 §	3,000,000	3,013,125
Pacific Industrial Services (1st Lien) due 09/24/18 µ	2,000,000	2,007,500
Pinnacle Entertainment Inc Term B2 3.750% due 08/13/20 §	748,125	749,995
Playa Resorts Holding BV Term B (Netherlands) 4.750% due 08/06/19 §	1,000,000	1,008,125
Regent Seven Seas Cruises Inc Term B 4.750% due 12/21/18 §	3,000,000	3,030,000
Scientific Games International Inc Term B due 05/22/20 µ	3,000,000	2,979,912
ServiceMaster Co
4.250% due 01/31/17 §	2,984,962	2,912,825
4.440% due 01/31/17 §	1,442,695	1,412,038
Spin Holdco Inc Term B 4.253% due 11/14/19 §	3,500,000	3,500,000
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	2,480,000	2,500,150
The Neiman Marcus Group Inc 4.000% due 05/16/18 §	1,843,831	1,842,487
Univision Communications Inc 4.500% due 03/02/20 §	1,890,500	1,885,537
Term C3 4.000% due 03/02/20 §	995,000	987,382
ValleyCrest Cos LLC 5.500% due 06/13/19 §	1,496,250	1,497,653
Yonkers Racing Corp (1st Lien) 4.250% due 08/16/19 §	750,000	746,250

		64,271,836

Consumer Staples - 11.1%

Albertson’s LLC Term B2 4.750% due 03/21/19 §	3,482,500	3,481,413
Arysta LifeScience Corp (1st Lien) 4.500% due 05/29/20 §	1,745,625	1,747,807
(2nd Lien) 8.250% due 11/30/20 §	500,000	500,313
BJ’s Wholesale Club Inc 4.250% due 09/26/19 §	4,236,219	4,241,506
JBS USA Holdings Inc 3.750% due 09/18/20 §	1,000,000	995,000
Performance Food Group Co (2nd Lien) 6.250% due 11/14/19 §	2,992,500	2,970,056
Reddy Ice Corp 6.750% due 05/01/19 §	1,994,987	1,980,025
Reynolds Group Holdings Inc 4.750% due 09/28/18 §	1,793,414	1,801,485
Rite Aid Corp (2nd Lien) 4.875% due 06/11/21 §	1,000,000	1,005,313
Smart & Final Stores LLC Term B 4.500% due 11/15/19 §	746,242	747,174
Spectrum Brands Inc 4.636% due 12/17/19 §	2,330,329	2,340,815
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	2,047,143	2,056,099
Supervalu Inc Term B 5.000% due 03/21/19 §	2,484,474	2,480,981
US Foods Inc 4.500% due 03/29/19 §	4,987,500	4,976,592

		31,324,579

Energy - 8.8%

Alinta Ltd 6.375% due 08/13/19 §	1,642,544	1,584,028
Atlas Energy LP 6.500% due 07/30/19 §	500,000	505,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Chesapeake Energy Corp 5.750% due 12/01/17 §	$2,000,000	$2,038,906
Citgo Petroleum Corp Term C 9.000% due 06/23/17 §	1,381,834	1,412,925
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	2,466,213	2,506,288
EXCO Resources Inc 5.000% due 08/19/19 §	1,995,000	1,986,272
Foresight Energy LLC Term B 5.500% due 08/19/20 §	1,250,000	1,242,188
HGIM Corp Term B 5.500% due 06/18/20 §	1,500,000	1,503,750
Moxie Liberty LLC Term B1 7.500% due 08/20/20 §	1,000,000	998,750
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	860,295	863,521
Pacific Drilling SA Term B 4.500% due 06/04/18 §	3,990,000	4,012,943
Peabody Energy Corp Term B 4.250% due 09/24/20 §	3,000,000	2,969,064
Samson Investment Co (2nd Lien) 6.000% due 09/25/18 §	3,000,000	3,010,875

		24,634,510

Financials - 6.8%

AmWINS Group Inc 5.000% due 09/06/19 §	728,166	732,717
Capital Automotive LP Term B 4.000% due 04/10/19 §	2,862,289	2,874,811
Compass Investors Inc due 12/27/19 µ	1,496,231	1,509,323
5.000% due 12/27/19 §	1,994,975	2,003,703
Hub International Ltd Term B due 09/17/20 µ	3,000,000	3,011,250
ION Trading Technologies SARL (Luxembourg) (1st Lien) 4.500% due 05/22/20 §	997,500	998,747
(2nd Lien) 8.250% due 05/21/21 §	1,000,000	1,005,625
Realogy Corp 4.500% due 03/05/20 §	2,985,000	3,009,874
Stockbridge SBE Holdings LLC Term B 13.000% due 05/02/17 §	2,163,333	2,316,065
TransUnion LLC 4.250% due 02/10/19 §	1,740,974	1,752,581

		19,214,696

Health Care - 5.7%

Biomet Inc Term B2 due 07/25/17 µ	2,992,500	3,004,658
Convatec Inc due 12/22/16 µ	500,000	503,954
DaVita Inc Term B 4.500% due 10/20/16 §	1,134,169	1,141,238
Term B2 4.000% due 11/01/19 §	1,074,586	1,080,497
DJO Finance LLC Term B3 4.750% due 09/15/17 §	1,134,286	1,140,312
PRA Holdings Inc (1st Lien) due 09/21/20 µ	2,000,000	1,997,188
Quintiles Transnational Corp Term B 4.000% due 06/08/18 §	2,100,000	2,102,600
Valeant Pharmaceuticals International Inc Term E (Canada) due 08/05/20 µ	2,989,956	3,023,593
4.500% due 08/05/20 §	488,781	485,041
Vanguard Health Holding Co II LLC Term B 3.750% due 01/29/16 §	1,615,950	1,618,164

		16,097,245

	Principal Amount	Value
Industrials - 19.2%

ABC Supply Co Inc 3.500% due 04/16/20 §	$1,000,000	$994,500
Air Distribution Technologies Inc (1st Lien) 5.000% due 11/09/18 §	2,992,462	3,017,398
(2nd Lien) 9.250% due 05/11/20 §	1,000,000	1,020,000
Alixpartners LLP Term B2 5.000% due 07/02/20 §	750,000	757,500
(2nd Lien) 9.000% due 07/02/21 §	500,000	509,687
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	2,500,000	2,511,720
(2nd Lien) 8.000% due 07/19/21 §	1,000,000	1,015,833
American Airlines Inc 4.750% due 06/27/19 §	2,992,500	2,977,537
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	4,477,500	4,498,491
Beechcraft Holding LLC 5.750% due 02/14/20 §	2,000,000	2,015,000
Ceridian Corp Term B 4.429% due 05/09/17 §	2,000,000	2,003,334
Continental Building Products LLC (1st Lien) 4.500% due 08/14/20 §	1,000,000	1,001,250
CPG International Inc due 09/30/20 µ	1,500,000	1,493,437
Delta 2 SARL Term B (Luxembough) 4.500% due 04/30/19 §	1,990,000	2,011,144
Gardner Denver Inc 4.250% due 07/30/20 §	3,500,000	3,472,777
McJunkin Red Man Corp Term B 6.000% due 11/08/19 §	3,482,412	3,510,707
Rexnord LLC Term B (1st Lien) 4.000% due 08/20/20 §	3,250,000	3,217,500
Roofing Supply Group LLC 5.000% due 05/24/19 §	997,481	1,001,222
Silver II US Holdings LLC 4.000% due 12/13/19 §	4,618,856	4,593,194
SRS Distribution Inc (1st Lien) 4.750% due 09/02/19 §	997,500	999,163
The SI Organization Inc Term B 5.500% due 11/22/16 §	2,493,750	2,487,516
TransDigm Inc Term C 3.750% due 02/28/20 §	4,488,693	4,481,960
USIC Holdings Inc (1st Lien) 4.750% due 07/10/20 §	748,125	749,808
WESCO Distribution Inc Term B 4.503% due 12/12/19 §	3,591,913	3,614,811
West Corp Term B8 3.750% due 06/29/18 §	15,468	16,394

		53,971,883

Information Technology - 5.7%

BMC Software Finance Inc 5.000% due 08/07/20 §	3,000,000	3,007,125
CCC Information Services Inc 4.000% due 12/20/19 §	4,228,697	4,216,806
Dell Inc Term B due 04/30/20 µ	3,000,000	2,955,312
Freescale Semiconductor Inc Term B5 5.000% due 01/15/21 §	1,000,000	1,002,917

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Infor US Inc Term B2 5.250% due 04/05/18 §	$2,750,185	$2,763,936
MoneyGram International Inc Term B 4.250% due 03/27/20 §	1,990,000	1,992,901

		15,938,997

Materials - 6.4%

Berry Plastics Holdings Corp Term D 3.500% due 02/07/20 §	2,985,000	2,960,747
BWAY Corp Term B 4.500% due 08/07/17 §	905,439	911,097
FMG Resources Property Ltd (Australia) 5.250% due 10/18/17 §	1,900,402	1,910,552
Ineos US Finance LLC 4.000% due 05/04/18 §	2,311,276	2,290,331
MacDermid Inc (1st Lien) 4.000% due 06/08/20 §	748,125	749,762
(2nd Lien) 7.750% due 12/07/20 §	750,000	761,250
Pact Group Inc Term B 3.750% due 05/29/20 §	997,500	985,655
Royal Adhesives & Sealants LLC (1st Lien) 5.500% due 07/31/18 §	1,750,000	1,766,406
The Quikrete Holdings Inc Term B (1st Lien) due 09/25/20 µ	2,250,000	2,258,080
Univar Inc Term B 5.000% due 06/30/17 §	3,644,927	3,523,212

		18,117,092

Telecommunication Services - 4.3%

Cricket Communications Inc 4.750% due 10/10/19 §	3,979,950	3,984,925
Integra Telecom Inc (1st Lien) 5.250% due 02/22/19 §	995,000	1,002,774
Level 3 Financing Inc due 01/15/20 µ	3,500,000	3,508,183
Term B2 4.750% due 08/01/19 §	3,500,000	3,514,553

		12,010,435

Utilities - 3.0%

Dynegy Holdings Inc Term B2 4.000% due 04/23/20 §	2,455,385	2,454,874
La Frontera Generation LLC 4.500% due 09/30/20 §	1,404,946	1,411,970

	Principal Amount	Value
Power Team Services LLC (1st Lien) 4.250% due 05/06/20 §	$3,103,333	$3,072,300
(2nd Lien) 8.250% due 11/06/20 §	1,500,000	1,495,001

		8,434,145

Total Senior Loan Notes (Cost $264,810,556)		264,015,418

SHORT-TERM INVESTMENT - 4.7%

Repurchase Agreement - 4.7%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $13,308,074; collateralized by Fannie Mae: 0.50% due 09/28/15 and value $13,576,950)	13,308,074	13,308,074

Total Short-Term Investment (Cost $13,308,074)		13,308,074

TOTAL INVESTMENTS - 103.6% (Cost $292,276,955)		291,330,992

OTHER ASSETS & LIABILITIES, NET - (3.6%)		(10,073,063)

NET ASSETS - 100.0%		$281,257,929

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $491,601 or 0.2% of the net assets as of September 30, 2013, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Power Team Services LLC	$389,430	$385,000	($4,430)
Alinta Ltd	102,171	103,695	1,524

	$491,601	$488,695	($2,906)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$14,007,500	$-	$14,007,500	$-
	Senior Loan Notes	264,015,418	-	264,015,418	-
	Short-Term Investment	13,308,074	-	13,308,074	-
	Unfunded Loan Commitment	1,524	-	1,524	-

	Total Assets	291,332,516	-	291,332,516	-

Liabilities	Unfunded Loan Commitment	(4,430)	-	(4,430)	-

	Total Liabilities	(4,430)	-	(4,430)	-

	Total	$291,328,086	$-	$291,328,086	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.3%

Consumer Discretionary - 1.3%

Euramax Holdings Inc ‘A’ * ¯	947	$196,585
Metro-Goldwyn-Mayer Studios Inc * ¯	178,408	9,723,236

		9,919,821

Total Common Stocks (Cost $4,342,094)		9,919,821

	Principal Amount

CORPORATE BONDS & NOTES - 5.6%

Consumer Discretionary - 1.3%

AMC Entertainment Inc 8.750% due 06/01/19	$500,000	540,000
AMC Networks Inc 4.750% due 12/15/22	60,000	56,400
ARAMARK Corp 5.750% due 03/15/20 ~	60,000	60,900
Brookfield Residential Properties Inc (Canada) 6.500% due 12/15/20 ~	100,000	101,000
Burlington Holdings LLC 9.000% PIK due 02/15/18 ~	125,000	129,063
Caesars Entertainment Operating Co Inc 9.000% due 02/15/20	95,000	89,775
CCO Holdings LLC
5.250% due 09/30/22	200,000	186,000
6.500% due 04/30/21	1,000,000	1,025,000
Chrysler Group LLC 8.250% due 06/15/21	1,000,000	1,125,000
Claire’s Stores Inc
6.125% due 03/15/20 ~	75,000	74,625
9.000% due 03/15/19 ~	145,000	161,313
Clear Channel Communications Inc 11.250% due 03/01/21	90,000	93,375
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	235,000	240,550
DISH DBS Corp 5.875% due 07/15/22	115,000	113,850
Education Management LLC 15.000% due 07/01/18 §	83,376	89,629
Gannett Co Inc 5.125% due 07/15/20 ~	150,000	147,750
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	235,000	236,028
Hot Topic Inc 9.250% due 06/15/21 ~	185,000	191,012
L Brands Inc 5.625% due 02/15/22	195,000	200,850
Laureate Education Inc 9.250% due 09/01/19 ~	590,000	640,150
Levi Strauss & Co 6.875% due 05/01/22	70,000	74,550
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21 ~	185,000	197,025
MGM Resorts International
5.875% due 02/27/14	500,000	511,875
6.625% due 12/15/21	210,000	217,612
7.750% due 03/15/22	365,000	397,394
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	195,000	198,412
Michaels Stores Inc 7.750% due 11/01/18	20,000	21,600
MISA Investments Ltd (Bermuda) 8.625% PIK due 08/15/18 ~	75,000	75,750

	Principal Amount	Value
National CineMedia LLC 6.000% due 04/15/22	$60,000	$61,500
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18 ~	55,000	55,138
Party City Holdings Inc 8.875% due 08/01/20 ~	160,000	172,800
Radio Systems Corp 8.375% due 11/01/19 ~	80,000	86,800
Regal Entertainment Group 9.125% due 08/15/18	581,000	644,910
Sally Holdings LLC 5.750% due 06/01/22	190,000	191,425
Sirius XM Radio Inc 5.875% due 10/01/20 ~	105,000	106,181
Starz LLC 5.000% due 09/15/19	85,000	84,575
Station Casinos LLC 7.500% due 03/01/21	150,000	159,375
Studio City Finance Ltd (United Kingdom) 8.500% due 12/01/20 ~	305,000	336,262
Sugarhouse HSP Gaming Prop Mezz LP 6.375% due 06/01/21 ~	25,000	24,000
Tempur-Sealy International Inc 6.875% due 12/15/20	70,000	73,500
Viking Cruises Ltd (Bermuda) 8.500% due 10/15/22 ~	80,000	89,000
VWR Funding Inc 7.250% due 09/15/17	120,000	127,200
WMG Acquisition Corp 6.000% due 01/15/21 ~	59,000	61,508

		9,470,662

Consumer Staples - 0.3%

B&G Foods Inc 4.625% due 06/01/21	35,000	33,513
Constellation Brands Inc
4.250% due 05/01/23	185,000	170,200
6.000% due 05/01/22	70,000	74,900
Harbinger Group Inc 7.875% due 07/15/19 ~	60,000	62,400
Michael Foods Group Inc 9.750% due 07/15/18	500,000	549,375
Michael Foods Holding Inc 8.500% PIK due 07/15/18 ~	90,000	93,600
Pinnacle Operating Corp 9.000% due 11/15/20 ~	55,000	56,444
Reynolds Group Issuer Inc
7.875% due 08/15/19	150,000	165,750
9.875% due 08/15/19	245,000	267,050
Spectrum Brands Escrow Corp
6.375% due 11/15/20 ~	65,000	67,925
6.625% due 11/15/22 ~	95,000	98,800
Spectrum Brands Inc 6.750% due 03/15/20	75,000	80,062
The Pantry Inc 8.375% due 08/01/20	95,000	100,700
The Sun Products Corp 7.750% due 03/15/21 ~	110,000	101,750

		1,922,469

Energy - 0.7%

Atlas Energy Holdings Operating Co LLC 7.750% due 01/15/21 ~	55,000	51,425
Atlas Pipeline Partners LP 4.750% due 11/15/21 ~	50,000	45,438
Berry Petroleum Co 6.375% due 09/15/22	380,000	383,800
Bonanza Creek Energy Inc 6.750% due 04/15/21	110,000	111,650

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Bristow Group Inc 6.250% due 10/15/22	$100,000	$104,375
Chesapeake Energy Corp
5.750% due 03/15/23	110,000	110,825
6.125% due 02/15/21	120,000	125,100
Concho Resources Inc 5.500% due 04/01/23	220,000	218,350
Continental Resources Inc
4.500% due 04/15/23	60,000	59,175
5.000% due 09/15/22	200,000	202,250
CVR Refining LLC 6.500% due 11/01/22	160,000	156,200
Energy Transfer Equity LP 7.500% due 10/15/20	70,000	75,250
EP Energy LLC
6.875% due 05/01/19	185,000	198,412
9.375% due 05/01/20	140,000	158,200
EPL Oil & Gas Inc 8.250% due 02/15/18	95,000	100,700
FTS International Services LLC 8.125% due 11/15/18 ~	25,000	27,250
Laredo Petroleum Inc
7.375% due 05/01/22	80,000	85,200
9.500% due 02/15/19	500,000	557,500
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	130,000	128,050
Murphy Oil USA Inc 6.000% due 08/15/23 ~	190,000	190,000
Newfield Exploration Co 5.625% due 07/01/24	160,000	155,600
Oasis Petroleum Inc 6.875% due 03/15/22 ~	115,000	121,612
Oil States International Inc 6.500% due 06/01/19	785,000	836,025
Plains Exploration & Production Co 6.875% due 02/15/23	240,000	258,600
QEP Resources Inc 5.250% due 05/01/23	100,000	93,750
Rosetta Resources Inc 5.625% due 05/01/21	90,000	85,950
Sabine Pass Liquefaction LLC
5.625% due 02/01/21 ~	115,000	113,131
5.625% due 04/15/23 ~	125,000	120,469
Sabine Pass LNG LP 6.500% due 11/01/20 ~	130,000	132,600
SandRidge Energy Inc 7.500% due 03/15/21	60,000	60,900
Seven Generations Energy Ltd (Canada) 8.250% due 05/15/20 ~	105,000	108,938
SM Energy Co 6.500% due 01/01/23	85,000	87,125
Tesoro Corp 5.375% due 10/01/22	130,000	124,800

		5,388,650

Financials - 0.5%

A-S Co-Issuer Subsidiary Inc 7.875% due 12/15/20 ~	85,000	87,125
Ally Financial Inc
3.500% due 07/18/16	110,000	111,375
8.000% due 12/31/18	500,000	565,000
CIT Group Inc
4.750% due 02/15/15 ~	475,000	492,812
5.000% due 08/15/22	25,000	24,544
5.250% due 03/15/18	30,000	31,575
Denali Borrower LLC 5.625% due 10/15/20 ~	125,000	122,031
E*TRADE Financial Corp
6.000% due 11/15/17	20,000	21,150
6.375% due 11/15/19	60,000	64,200

	Principal Amount	Value
First Data Corp
6.750% due 11/01/20 ~	$230,000	$239,200
7.375% due 06/15/19 ~	140,000	148,050
11.250% due 01/15/21 ~	115,000	120,750
General Motors Financial Co Inc
3.250% due 05/15/18 ~	20,000	19,500
4.250% due 05/15/23 ~	70,000	64,138
4.750% due 08/15/17 ~	845,000	878,800
HUB International Ltd 8.125% due 10/15/18 ~	90,000	100,688
MPH Intermediate Holdings Co 8.375% PIK due 08/01/18 ~	250,000	257,031
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	160,000	164,400
Onex USI Acquisition Corp 7.750% due 01/15/21 ~	20,000	20,100
RHP Hotel Properties LP REIT 5.000% due 04/15/21 ~	25,000	23,563
SLM Corp 5.500% due 01/15/19	215,000	213,193
TransUnion Holding Co Inc 9.625% due 06/15/18	170,000	184,875

		3,954,100

Health Care - 0.7%

Alere Inc 6.500% due 06/15/20	60,000	59,775
Biomet Inc 6.500% due 08/01/20	210,000	217,875
CHS/Community Health Systems Inc 7.125% due 07/15/20	160,000	161,800
ConvaTec Finance International SA (Luxembourg) 8.250% PIK due 01/15/19 ~	200,000	200,500
DaVita HealthCare Partners Inc 5.750% due 08/15/22	250,000	248,438
HCA Holdings Inc 6.250% due 02/15/21	60,000	61,125
HCA Inc
6.500% due 02/15/20	25,000	27,156
7.500% due 02/15/22	835,000	918,500
Hologic Inc 6.250% due 08/01/20	305,000	319,106
IMS Health Inc 6.000% due 11/01/20 ~	100,000	102,375
INC Research LLC 11.500% due 07/15/19 ~	65,000	70,200
Kinetic Concepts Inc 10.500% due 11/01/18	250,000	277,187
MultiPlan Inc 9.875% due 09/01/18 ~	1,000,000	1,110,000
Physio-Control International Inc 9.875% due 01/15/19 ~	95,000	106,875
Tenet Healthcare Corp
6.000% due 10/01/20 ~	70,000	71,706
8.125% due 04/01/22 ~	145,000	151,706
United Surgical Partners International Inc 9.000% due 04/01/20	65,000	71,663
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	300,000	313,500
7.500% due 07/15/21 ~	100,000	108,250
Warner Chilcott Co LLC 7.750% due 09/15/18	680,000	742,900

		5,340,637

Industrials - 0.7%

ADS Waste Holdings Inc 8.250% due 10/01/20 ~	65,000	68,900
Air Lease Corp 4.500% due 01/15/16	500,000	523,750

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	$60,000	$59,175
BC Mountain LLC 7.000% due 02/01/21 ~	100,000	99,750
Bombardier Inc (Canada) 4.250% due 01/15/16 ~	90,000	93,825
Builders FirstSource Inc 7.625% due 06/01/21 ~	100,000	100,250
Clean Harbors Inc 5.125% due 06/01/21	45,000	43,706
Covanta Holding Corp 6.375% due 10/01/22	95,000	97,820
Erickson Air-Crane Inc 6.000% due 11/02/20 +	102,367	73,387
FTI Consulting Inc 6.000% due 11/15/22	70,000	69,825
GenCorp Inc 7.125% due 03/15/21 ~	90,000	94,725
HD Supply Inc
7.500% due 07/15/20 ~	55,000	57,131
11.500% due 07/15/20	60,000	71,700
Huntington Ingalls Industries Inc 7.125% due 03/15/21	680,000	736,100
Interline Brands Inc 10.000% PIK due 11/15/18	300,000	329,250
Iron Mountain Inc 6.000% due 08/15/23	130,000	129,675
Milacron LLC 7.750% due 02/15/21 ~	30,000	31,125
Navistar International Corp 8.250% due 11/01/21	120,000	122,100
Nortek Inc
8.500% due 04/15/21	65,000	71,012
10.000% due 12/01/18	105,000	115,762
Rexel SA (France) 5.250% due 06/15/20 ~	500,000	490,000
The ADT Corp 6.250% due 10/15/21 ~	140,000	142,275
The Hertz Corp 6.250% due 10/15/22	65,000	67,437
The Manitowoc Co Inc 5.875% due 10/15/22	50,000	49,250
The Nielsen Co Luxembourg SARL (Luxembourg) 5.500% due 10/01/21 ~	50,000	50,188
TransDigm Inc 7.750% due 12/15/18	770,000	823,900
United Rentals North America Inc
7.375% due 05/15/20	60,000	64,950
7.625% due 04/15/22	130,000	142,025
8.375% due 09/15/20	25,000	27,813
Watco Cos LLC 6.375% due 04/01/23 ~	50,000	49,750

		4,896,556

Information Technology - 0.3%

Activision Blizzard Inc 6.125% due 09/15/23 ~	50,000	50,375
Alcatel-Lucent USA Inc 8.875% due 01/01/20 ~	200,000	212,000
Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	57,200
BMC Software Finance Inc 8.125% PIK due 07/15/21 ~	135,000	140,738
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	75,000	75,000
Equinix Inc 7.000% due 07/15/21	1,000,000	1,068,750
Healthcare Technology Intermediate Inc 7.375% PIK due 09/01/18 ~	100,000	102,625

	Principal Amount	Value
Infor US Inc 9.375% due 04/01/19	$165,000	$185,212
Lender Processing Services Inc 5.750% due 04/15/23	95,000	97,969
NCR Corp 5.000% due 07/15/22	80,000	74,800
NeuStar Inc 4.500% due 01/15/23	200,000	180,500
Nuance Communications Inc 5.375% due 08/15/20 ~	100,000	95,000
SSI Investments II Ltd 11.125% due 06/01/18	100,000	110,500

		2,450,669

Materials - 0.4%

AK Steel Corp 8.750% due 12/01/18	60,000	65,700
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	160,000	165,200
ArcelorMittal (Luxembourg) 6.750% due 02/25/22	40,000	42,300
BOE Merger Corp 9.500% PIK due 11/01/17 ~	30,000	31,350
Chemtura Corp 5.750% due 07/15/21	35,000	35,088
Crown Americas LLC 4.500% due 01/15/23 ~	85,000	78,200
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	208,550
FQM Akubra Inc (Canada)
7.500% due 06/01/21 ~	60,000	61,800
8.750% due 06/01/20 ~	60,000	64,500
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	130,000	114,075
New Gold Inc (Canada)
6.250% due 11/15/22 ~	90,000	87,975
7.000% due 04/15/20 ~	45,000	46,575
Rockwood Specialties Group Inc 4.625% due 10/15/20	165,000	166,650
Sealed Air Corp 8.375% due 09/15/21 ~	1,000,000	1,137,500
Tronox Finance LLC 6.375% due 08/15/20	210,000	208,950

		2,514,413

Telecommunication Services - 0.5%

Avaya Inc 9.000% due 04/01/19 ~	90,000	87,750
Crown Castle International Corp 5.250% due 01/15/23	130,000	120,250
Frontier Communications Corp 7.625% due 04/15/24	90,000	90,450
Hughes Satellite Systems Corp 6.500% due 06/15/19	1,000,000	1,062,500
Intelsat Luxembourg SA (Luxembourg)
7.750% due 06/01/21 ~	275,000	285,656
8.125% due 06/01/23 ~	210,000	222,337
MetroPCS Wireless Inc
6.250% due 04/01/21 ~	100,000	100,875
6.625% due 04/01/23 ~	175,000	176,094
NII International Telecom SCA (Luxembourg) 7.875% due 08/15/19 ~	100,000	91,250
SBA Communications Corp 5.625% due 10/01/19	75,000	74,063
SBA Telecommunications Inc 5.750% due 07/15/20	125,000	124,688
Softbank Corp (Japan) 4.500% due 04/15/20 ~	305,000	293,181

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Sprint Capital Corp 8.750% due 03/15/32	$15,000	$15,319
Sprint Communications Inc
7.000% due 08/15/20	110,000	112,475
9.125% due 03/01/17	100,000	115,500
Sprint Corp
7.250% due 09/15/21 ~	100,000	101,250
7.875% due 09/15/23 ~	235,000	240,287
UPCB Finance VI Ltd (Cayman) 6.875% due 01/15/22 ~	250,000	266,250
Windstream Corp 6.375% due 08/01/23	160,000	147,200

		3,727,375

Utilities - 0.2%

AES Corp 4.875% due 05/15/23	60,000	56,400
AmeriGas Finance LLC 7.000% due 05/20/22	215,000	224,675
Edison Mission Energy 7.500% due 06/15/14 Y	250,000	165,000
NRG Energy Inc 8.250% due 09/01/20	1,000,000	1,102,500
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% PIK due 07/15/17 ~	202,250	200,733

		1,749,308

Total Corporate Bonds & Notes (Cost $39,694,670)		41,414,839

SENIOR LOAN NOTES - 92.7%

Consumer Discretionary - 29.7%

99 Cents Only Stores 5.250% due 01/11/19 §	636,147	638,533
Acosta Inc Term D 5.000% due 03/02/18 §	2,363,151	2,373,785
Advanstar Communications Inc (1st Lien) 5.500% due 04/29/19 §	621,875	616,822
Advantage Sales & Marketing Inc (1st Lien) 4.250% due 12/18/17 §	2,358,679	2,371,946
Affinia Group Intermediate Holdings Inc Term B2 4.750% due 04/27/20 §	598,500	599,996
Affinity Gaming LLC Term B 5.500% due 11/09/17 §	479,331	482,926
Allied Security Holdings LLC (1st Lien) 5.250% due 02/03/17 §	706,896	710,872
Allison Transmission Inc Term B3 3.750% due 08/23/19 §	1,954,016	1,958,086
Altegrity Inc
5.000% due 02/21/15 §	2,143,922	2,101,043
Term D
7.750% due 02/20/15 §	860,027	855,010
AMC Entertainment Inc 3.500% due 04/30/20 §	2,388,000	2,382,030
ARAMARK Corp
1.840% due 07/26/16 §	476,993	478,519
Term B
3.709% due 07/26/16 §	2,657,172	2,665,431
Ascend Learning Inc Term B 7.000% due 05/23/17 §	1,093,626	1,092,259
ASP HHI Acquisition Co Inc 5.000% due 10/05/18 §	2,128,579	2,148,535
Asurion LLC Term B1 4.500% due 05/24/19 §	6,979,713	6,925,494
Audio Visual Services Group Inc 6.750% due 11/09/18 §	1,237,500	1,252,969

	Principal Amount	Value
Bally Technologies Inc Term B due 08/31/20 µ	$1,050,000	$1,051,837
BAR/BRI Review Courses Inc Term B 5.250% due 06/16/17 §	827,688	831,826
Boyd Gaming Corp Term B 4.000% due 08/14/20 §	400,000	400,167
Brickman Group Holdings Inc Term B3 4.000% due 09/28/18 §	1,345,841	1,351,729
Burger King Corp Term B 3.750% due 09/27/19 §	2,183,224	2,192,190
Caesars Entertainment Operating Co Term B6 5.429% due 01/26/18 §	2,162,036	1,964,076
Cedar Fair LP Term B 3.250% due 03/06/20 §	1,194,000	1,198,925
Centerplate Inc Term A 5.753% due 10/15/18 §	397,000	398,489
Cequel Communications LLC Term B 3.500% due 02/14/19 §	2,614,976	2,616,814
Charter Communications Operating LLC Term F 3.000% due 01/04/21 §	3,799,012	3,767,126
Chrysler Group LLC Term B 4.250% due 05/24/17 §	4,029,389	4,064,227
Clear Channel Communications Inc Term B
3.829% due 01/29/16 §	1,102,586	1,042,633
Term D
3.829% due 01/30/19 §	373,813	346,244
ClubCorp Club Operations Inc 4.000% due 07/24/20 §	2,186,825	2,193,659
Crown Media Holdings Inc Term B 4.000% due 07/14/18 §	501,879	501,879
Cumulus Media Holdings Inc (1st Lien) 4.500% due 09/17/18 §	3,597,674	3,629,902
Dave & Buster’s Inc 4.500% due 06/01/16 §	1,935,000	1,949,512
David’s Bridal Inc Term B 5.000% due 10/11/19 §	744,375	748,097
Digital Generation Inc Term B 7.250% due 07/26/18 §	2,516,646	2,522,938
DineEquity Inc Term B2 3.750% due 10/19/17 §	1,294,097	1,302,065
Dunkin Brands Inc Term B3 3.750% due 02/14/20 §	1,992,421	1,990,180
Education Management LLC Term C3 8.250% due 03/29/18 §	2,606,953	2,561,874
Entercom Radio LLC Term B 5.032% due 11/23/18 §	616,000	619,850
Entravision Communications Corp 3.500% due 05/29/20 §	575,000	568,531
Equinox Holdings Inc Term B 4.506% due 01/31/20 §	1,393,000	1,400,836
Evergreen Acquisition Co 1 LP 5.000% due 07/09/19 §	765,332	768,202
Federal-Mogul Corp Term B
2.116% due 12/29/14 §	3,862,338	3,803,024
Term C
2.118% due 12/28/15 §	2,031,665	2,000,465
Fender Musical Instruments Corp Term B 5.750% due 04/03/19 §	505,313	506,576
Four Seasons Holdings Inc (1st Lien) (Canada) 4.250% due 06/27/20 §	575,000	580,750
Foxco Acquisition Sub LLC Term B 5.500% due 07/14/17 §	1,520,328	1,530,146
General Nutrition Centers Inc 3.750% due 03/02/18 §	5,765,979	5,799,134

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Genpact International Inc Term B 3.500% due 08/30/19 §	$1,860,961	$1,869,490
Getty Images Inc Term B 4.750% due 10/18/19 §	3,802,158	3,401,346
Go Daddy Operating Co LLC Term B2
due 12/17/18 µ	225,000	224,662
4.250% due 12/17/18 §	2,134,291	2,131,090
Gray Television Inc Term B 4.750% due 10/15/19 §	530,180	533,991
Harbor Freight Tools USA Inc (1st Lien) 4.750% due 07/26/19 §	900,000	910,575
Hilton Worldwide Finance LLC Term B2 due 09/23/20 µ	6,325,000	6,325,658
Information Resources Inc Term B due 09/30/20 µ	975,000	975,000
Interactive Data Corp Term B 3.750% due 02/11/18 §	2,601,190	2,596,312
Internet Brands Inc 6.250% due 03/15/19 §	1,069,625	1,073,636
J Crew Group Inc Term B1 4.000% due 03/07/18 §	2,883,126	2,881,324
Jo-Ann Stores Inc 4.000% due 03/16/18 §	2,539,707	2,541,294
Kasima LLC Term B 3.250% due 05/17/21 §	775,000	772,578
Landry’s Inc Term B 4.750% due 04/24/18 §	2,093,576	2,111,459
Language Line LLC Term B 6.250% due 06/20/16 §	2,546,654	2,533,921
Laureate Education Inc 5.250% due 06/18/18 §	3,219,261	3,231,333
LIN Television Corp Term B 4.000% due 12/21/18 §	761,448	764,780
Live Nation Entertainment Inc Term B1 3.500% due 08/16/20 §	2,045,488	2,042,931
LodgeNet Entertainment Corp 6.750% due 03/31/18 §	624,682	356,069
MCC Iowa LLC Term H 3.250% due 01/29/21 §	798,000	793,262
Media HoldCo LP Term B 7.250% due 07/24/18 §	967,688	972,526
Mediacom Illinois LLC Term E 4.500% due 10/23/17 §	4,066,422	4,080,403
MGM Resorts International Term B 3.500% due 12/20/19 §	2,012,611	2,008,298
Michaels Stores Inc 3.750% due 01/28/20 §	2,079,788	2,086,844
Midcontinent Communications Term B 3.500% due 07/30/20 §	1,496,250	1,499,991
Mission Broadcasting Inc Term B 4.250% due 12/03/19 §	480,443	482,245
National Vision Inc Term B 7.000% due 08/02/18 §	913,438	918,005
Nelson Education Ltd (Canada) 2.748% due 07/03/14 §	2,189,326	1,849,981
Nexstar Broadcasting Inc 4.250% due 12/03/19 §	1,136,432	1,140,694
Nine Entertainment Group Ltd Term B (Australia)
due 02/05/20 µ	400,000	397,500
3.500% due 02/05/20 §	845,750	840,993
NPC International Inc Term B 4.500% due 12/28/18 §	834,417	840,675
Ollie’s Bargain Outlet Inc 5.250% due 09/27/19 §	545,876	547,923
OSI Restaurant Partners LLC 3.500% due 10/25/19 §	2,083,750	2,083,750
P.F. Chang’s China Bistro Inc Term B 5.250% due 07/02/19 §	470,250	474,659

	Principal Amount	Value
Pacific Industrial Services (1st Lien) due 09/21/18 µ	$1,025,000	$1,028,844
Party City Holdings Inc Term B 4.250% due 07/29/19 §	1,588,000	1,588,491
Penn National Gaming Inc Term B 3.750% due 07/16/18 §	340,643	341,586
Petco Animal Supplies Inc 4.000% due 11/24/17 §	2,138,503	2,143,627
Pilot Travel Centers LLC Term B
3.750% due 03/30/18 §	2,259,889	2,258,947
Term B2
4.250% due 08/07/19 §	767,250	770,367
Pinnacle Entertainment Inc Term B2 3.750% due 08/13/20 §	773,063	774,995
Playa Resorts Holding BV Term B (Netherlands) 4.750% due 08/06/19 §	375,000	378,047
Raycom TV Broadcasting Inc Term B 4.250% due 05/31/17 §	1,099,687	1,099,687
RE/MAX International Inc Term B 4.000% due 07/31/20 §	1,795,500	1,800,551
Rentpath Inc Term B 6.250% due 05/29/20 §	822,938	808,022
RGIS Services LLC 4.498% due 10/18/16 §	2,042,049	2,019,076
Sabre Inc Term B 5.250% due 02/19/19 §	1,364,688	1,373,729
Sagittarius Restaurants LLC 6.270% due 10/01/18 §	667,768	670,272
Scientific Games International Inc Term B due 05/22/20 µ	2,925,000	2,905,414
Seaworld Parks & Entertainment Inc Term B2 3.000% due 05/14/20 §	2,162,422	2,140,798
Seminole Hard Rock Entertainment Inc Term B 3.500% due 05/14/20 §	224,438	224,531
Serta Simmons Holdings LLC 5.000% due 10/01/19 §	1,836,125	1,843,776
ServiceMaster Co
4.250% due 01/31/17 §	1,662,438	1,622,261
4.440% due 01/31/17 §	1,383,613	1,354,211
Sinclair Television Group Inc Term B 3.000% due 04/09/20 §	696,500	694,863
Six Flags Theme Parks Inc Term B 4.001% due 12/20/18 §	1,528,538	1,543,466
Spin Holdco Inc Term B 4.253% due 11/14/19 §	875,000	875,000
Springer Science & Business Media Deutschland GmbH Term B2 (Germany) 5.000% due 07/31/20 §	900,000	895,500
SRAM LLC Term B 4.024% due 04/10/20 §	2,136,692	2,109,984
SurveyMonkey.com LLC Term B 5.500% due 02/05/19 §	646,750	651,989
Tempur-Pedic International Inc Term B 3.500% due 03/18/20 §	1,784,061	1,772,632
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	5,770,000	5,816,881
The Neiman Marcus Group Inc 4.000% due 05/16/18 §	2,385,575	2,383,836
The Pep Boys-Manny Moe & Jack Term B 5.000% due 10/11/18 §	522,375	525,966
Tower Automotive Holdings USA LLC Term B 4.750% due 04/23/20 §	872,813	876,086
Town Sports International Inc Term B 5.750% due 05/11/18 §	1,108,220	1,120,687

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Tribune Co 4.000% due 12/31/19 §	$1,910,563	$1,917,718
TWCC Holding Corp (2nd Lien)
7.000% due 06/26/20 §	575,000	591,531
Term B
3.500% due 02/13/17 §	3,043,506	3,052,999
Univision Communications Inc 4.500% due 03/02/20 §	4,411,094	4,399,514
US FinCo LLC (1st Lien) 4.000% due 05/22/20 §	374,063	373,361
Veyance Technologies Inc (1st Lien) 5.250% due 09/08/17 §	2,298,450	2,294,140
Virgin Media Investment Holdings Ltd Term B (United Kingdom) 3.500% due 06/08/20 §	3,290,000	3,278,577
Visant Holding Corp Term B 5.250% due 12/22/16 §	2,563,205	2,495,121
VWR Funding Inc
4.179% due 04/03/17 §	1,017,313	1,018,584
Term B
4.429% due 04/03/17 §	2,441,968	2,441,968
WASH Multifamily Laundry Systems LLC 5.250% due 02/21/19 §	374,063	374,998
Weight Watchers International Inc Term B2 3.750% due 04/02/20 §	4,835,700	4,750,094
Wendy’s International Inc Term B 3.250% due 05/15/19 §	1,620,176	1,619,500
WMG Acquisition Corp 3.750% due 07/01/20 §	900,000	897,000
WNA Holdings Inc (1st Lien) 4.503% due 06/05/20 §	105,336	105,775
Wolverine Worldwide Inc Term B 4.000% due 07/31/19 §	423,482	425,864

		220,604,223

Consumer Staples - 6.4%

AdvancePierre Foods Inc 5.750% due 07/10/17 §	1,439,125	1,449,019
Albertson’s LLC Term B1
4.250% due 03/21/16 §	481,708	483,816
Term B2
due 03/21/19 µ	300,000	299,906
4.750% due 03/21/19 §	314,292	314,194
Arysta LifeScience Corp (1st Lien) 4.500% due 05/09/20 §	1,845,375	1,847,682
Blue Buffalo Co Ltd Term B2 4.750% due 08/08/19 §	1,509,779	1,520,158
Clearwater Seafoods Ltd Partnership Term B (Canada) 5.750% due 06/24/19 §	448,875	450,745
Crossmark Holdings Inc (1st Lien) 4.500% due 12/20/19 §	374,058	370,551
CSM Bakery Supplies LLC (1st Lien) 4.750% due 07/03/20 §	825,000	820,359
Del Monte Foods Co 4.000% due 03/08/18 §	3,376,336	3,373,173
H.J. Heinz Co Term B2 3.500% due 06/05/20 §	8,114,663	8,155,747
High Liner Foods Inc Term B (Canada) 4.750% due 12/31/17 §	791,246	797,181
JBS USA Holdings Inc
3.750% due 05/25/18 §	4,010,231	3,995,193
3.750% due 09/18/20 §	1,275,000	1,268,625
Michael Foods Group Inc 4.250% due 02/23/18 §	771,376	777,483
NBTY Inc Term B2 3.500% due 10/01/17 §	2,304,052	2,313,413

	Principal Amount	Value
Pinnacle Foods Inc Term H due 04/29/20 µ	$550,000	$547,021
Prestige Brands Inc 3.750% due 01/31/19 §	430,871	433,241
Revlon Consumer Products Corp due 08/19/19 µ	950,000	947,625
Reynolds Group Holdings Inc 4.750% due 09/28/18 §	4,213,345	4,232,305
Rite Aid Corp (2nd Lien)
5.750% due 08/21/20 §	525,000	538,256
Term 6
4.000% due 02/21/20 §	1,880,550	1,886,036
Spectrum Brands Inc 4.644% due 12/17/19 §	1,966,824	1,975,674
Supervalu Inc Term B 5.000% due 03/21/19 §	3,004,668	3,000,443
The Pantry Inc Term B 4.750% due 08/02/19 §	495,000	502,013
The Sun Products Corp 5.500% due 03/23/20 §	2,412,875	2,342,499
US Foods Inc 4.500% due 03/29/19 §	2,668,313	2,662,477

		47,304,835

Energy - 3.6%

Alpha Natural Resources LLC Term B 3.500% due 05/22/20 §	646,750	619,425
Arch Coal Inc Term B 5.750% due 05/16/18 §	2,354,146	2,294,803
Bronco Midstream LLC Term B 5.000% due 08/17/20 §	1,400,000	1,407,000
Citgo Petroleum Corp Term B
8.000% due 06/24/15 §	206,205	208,525
Term C
9.000% due 06/23/17 §	3,229,255	3,301,914
Crestwood Holdings LLC Term B 7.000% due 06/19/19 §	1,326,822	1,348,383
Energy Transfer Equity LP Term B 3.750% due 03/24/17 §	508,750	511,965
Fieldwood Energy LLC (1st Lien)
due 10/01/18 µ	650,000	650,325
(2nd Lien)
due 10/01/20 µ	450,000	450,281
MEG Energy Corp (Canada) 3.750% due 03/31/20 §	5,943,482	5,975,987
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	1,903,528	1,910,667
Patriot Coal Corp 9.250% due 12/31/13 §	950,000	950,000
Ruby Western Pipeline Holdings LLC Term B 3.500% due 03/27/20 §	510,888	509,824
Samson Investment Co (2nd Lien) 6.000% due 09/25/18 §	950,000	953,444
Sheridan Production Partners I LLC Term B2
5.000% due 09/14/19 §	2,278,637	2,285,283
5.000% due 09/25/19 §	486,363	487,782
Tallgrass Operations LLC 5.250% due 11/13/18 §	1,325,009	1,337,596
Tervita Corp (Canada) 6.250% due 05/15/18 §	1,915,375	1,877,067

		27,080,271

Financials - 6.7%

Alliant Holdings I Inc Term B 5.000% due 12/20/19 §	2,257,938	2,273,443
Altisource Solutions SARL (1st Lien) (Luxembourg) 5.750% due 11/27/19 §	1,415,556	1,427,942

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
American Capital Holdings Inc 4.000% due 08/22/16 §	$712,500	$716,062
AmWINS Group Inc 5.000% due 09/06/19 §	1,091,750	1,098,573
Armor Holding II LLC (1st Lien) 5.750% due 06/11/20 §	548,625	546,225
Cetera Financial Group Inc 6.500% due 08/02/19 §	575,000	575,000
Citco Funding LLC 4.250% due 05/23/18 §	2,573,050	2,575,194
Clipper Acquisitions Corp Term B 4.000% due 02/06/20 §	620,313	623,988
CNO Financial Group Inc Term B2 3.750% due 09/20/18 §	1,112,638	1,120,288
Compass Investors Inc 5.000% due 12/27/19 §	2,382,000	2,396,887
Cooper Gay Swett & Crawford Ltd (1st Lien) 5.000% due 04/16/20 §	548,625	546,225
Cunningham Lindsey U.S. Inc (1st Lien) (Canada) 5.000% due 12/10/19 §	943,373	942,193
First Data Corp
4.180% due 09/24/18 §	1,425,000	1,417,341
Term B
4.180% due 03/23/18 §	1,634,332	1,623,096
Guggenheim Partners LLC 4.000% due 07/17/20 §	675,000	678,206
Hamilton Lane Advisors LLC 5.250% due 02/23/18 §	830,991	833,069
Harbourvest Partners LLC Term B 4.750% due 11/21/17 §	919,340	926,235
Home Loan Servicing Solutions Ltd Term B (Cayman) 4.500% due 06/19/20 §	872,813	882,632
Hub International Ltd
3.625% due 06/13/17 §	6,624,839	6,638,639
Term B
due 09/17/20 µ	2,275,000	2,263,625
ION Trading Technologies SARL (1st Lien) (Luxembourg) 4.500% due 05/22/20 §	523,688	524,342
LPL Holdings Inc Term B 3.250% due 03/29/19 §	2,843,461	2,836,353
MIP Delaware LLC 4.000% due 03/09/20 §	883,129	888,649
Nuveen Investments Inc 4.179% due 05/15/17 §	6,425,000	6,370,387
NXT Capital Inc Term B 7.500% due 09/04/18 §	600,000	597,000
Ocwen Financial Corp 5.000% due 02/15/18 §	1,417,875	1,438,036
Shield Finance Co SARL Term B (Luxembourg) 6.500% due 05/10/19 §	1,135,625	1,112,912
StoneRiver Holdings Inc (1st Lien) 4.500% due 11/29/19 §	349,125	347,379
TransUnion LLC 4.250% due 02/10/19 §	4,045,868	4,072,841
Walter Investment Management Corp 5.750% due 11/28/17 §	1,610,077	1,628,190

		49,920,952

Health Care - 14.3%

Alere Inc Term B
4.250% due 06/30/17 §	2,147,170	2,163,274
Term B1
4.250% due 06/30/17 §	736,875	742,402
Term B2
4.250% due 06/30/17 §	591,000	595,802

	Principal Amount	Value
Alkermes Inc 3.500% due 09/18/19 §	$421,805	$421,980
Alliance Healthcare Services Inc Term B 4.250% due 06/03/19 §	997,500	998,747
Apria Healthcare Group Inc 6.750% due 04/05/20 §	623,438	630,446
Aptalis Pharma Inc Term B 6.250% due 02/10/17 §	1,726,188	1,730,070
Ardent Medical Services Inc 6.750% due 07/02/18 §	1,811,313	1,823,765
ATI Holdings Inc 5.750% due 12/20/19 §	496,250	501,833
Auxilium Pharmaceuticals Inc Term B 6.250% due 04/26/17 §	463,199	468,410
Biomet Inc Term B2 due 07/25/17 µ	1,600,000	1,606,501
3.697% due 07/25/17 §	5,357,176	5,378,942
BSN Medical Inc Term B1 4.250% due 08/28/19 §	675,000	677,531
Catalent Pharma Solutions Inc Term B2 4.250% due 09/15/17 §	786,075	789,269
CHG Buyer Corp (1st Lien) 5.000% due 11/19/19 §	989,905	998,257
Community Health Systems Inc 3.760% due 01/25/17 §	4,863,777	4,871,885
Convatec Inc 4.000% due 12/22/16 §	1,354,530	1,365,241
DaVita Inc Term B
4.500% due 10/20/16 §	2,634,269	2,650,688
Term B2
4.000% due 11/01/19 §	2,523,226	2,537,104
DJO Finance LLC Term B3 4.750% due 09/15/17 §	2,650,548	2,664,631
Drumm Investors LLC 5.000% due 05/04/18 §	979,306	939,155
Envision Healthcare Corp 4.000% due 05/25/18 §	1,984,728	1,985,140
Grifols Inc Term B 4.250% due 06/01/17 §	2,641,057	2,663,250
HCA Inc Term B4
2.929% due 05/01/18 §	5,277,103	5,274,902
Term B5
2.998% due 03/31/17 §	2,100,000	2,099,437
Health Management Associates Inc Term B 3.500% due 11/16/18 §	2,370,128	2,372,880
Hologic Inc Term B 3.750% due 08/01/19 §	1,920,324	1,929,925
IASIS Healthcare LLC Term B2 4.500% due 05/03/18 §	2,072,154	2,087,695
Ikaria Acquisition Inc (1st Lien) 7.250% due 07/03/18 §	543,125	546,520
IMS Health Inc Term B1 3.750% due 09/01/17 §	4,432,397	4,444,866
inVentiv Health Inc
7.500% due 08/04/16 §	1,314,486	1,286,553
Term B3
7.750% due 05/15/18 §	893,186	874,764
Kindred Healthcare Inc Term B 4.250% due 06/01/18 §	1,636,940	1,636,940
Kinetic Concepts Inc Term D1
due 05/04/18 µ	450,000	453,516
4.500% due 05/04/18 §	4,070,593	4,102,397
LHP Hospital Group Inc 9.000% due 07/03/18 §	641,875	635,456
MedAssets Inc Term B 4.000% due 12/13/19 §	508,083	509,671
Medpace Inc 5.250% due 06/16/17 §	815,852	818,911

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
MMM Holdings Inc Term MMM 9.750% due 12/12/17 §	$745,827	$750,488
MSO of Puerto Rico Inc 9.750% due 12/12/17 §	542,419	545,131
Multiplan Inc Term B 4.000% due 08/25/17 §	3,287,895	3,309,019
One Call Medical Inc 5.500% due 08/16/19 §	1,417,125	1,427,753
Onex CareStream Finance LP (1st Lien) 5.000% due 06/07/19 §	2,320,625	2,338,392
Par Pharmaceutical Cos Inc Term B 4.250% due 09/30/19 §	1,336,525	1,333,741
Pharmaceutical Product Development Inc Term B 4.250% due 12/05/18 §	2,506,063	2,517,548
PRA Holdings Inc (1st Lien) due 09/21/20 µ	1,025,000	1,023,559
Quintiles Transnational Corp
Term B
4.000% due 06/08/18 §	3,732,098	3,736,719
Term B1
4.500% due 06/08/18 §	330,629	332,381
RadNet Management Inc Term B 4.250% due 10/10/18 §	1,906,874	1,912,536
RPI Finance Trust Tranche 2 4.000% due 11/09/18 §	1,025,716	1,031,272
Sage Products Inc Term B 4.250% due 12/13/19 §	618,336	621,556
Select Medical Corp Series C Term B 4.004% due 06/01/18 §	1,222,844	1,229,468
Sheridan Holdings Inc 4.500% due 06/29/18 §	741,025	743,573
The TriZetto Group Inc Term B 4.750% due 05/02/18 §	821,001	767,636
Truven Health Analytics Inc Term B 4.500% due 06/01/19 §	1,905,774	1,911,730
Valeant Pharmaceuticals International Inc (Canada)
Series C2 Term B
3.750% due 12/11/19 §	2,271,250	2,274,089
Series D2 Term B
3.750% due 02/13/19 §	2,188,558	2,191,841
Term E
4.500% due 08/05/20 §	3,970,000	4,004,118
Vanguard Health Holding Co II LLC Term B 3.750% due 01/29/16 §	3,765,255	3,770,413
Warner Chilcott Co LLC Term A 5.250% due 03/17/16 §	206,400	206,400

		106,258,119

Industrials - 9.9%

ABC Supply Co Inc 3.500% due 04/16/20 §	1,400,000	1,392,300
ADS Waste Holdings Inc Term B 4.250% due 10/09/19 §	2,233,125	2,236,316
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	525,000	527,461
Alliance Laundry Systems LLC 4.250% due 12/10/18 §	374,684	375,854
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	620,313	621,863
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	820,875	824,723
Armstrong World Industries Inc Term B 3.500% due 03/16/20 §	721,375	720,022
Atlantic Aviation FBO Inc Term B 3.250% due 06/01/20 §	349,125	348,907
BakerCorp International Inc 4.250% due 02/14/20 §	2,039,750	2,027,002

	Principal Amount	Value
Beechcraft Holding LLC 5.750% due 02/14/20 §	$925,000	$931,938
Bombardier Recreational Products Inc Term B (Canada) 4.000% due 01/30/19 §	2,598,514	2,604,470
Brand Energy & Infrastructure Services Inc
Term 1
6.250% due 10/23/18 §	177,242	178,101
Term B1
6.250% due 10/23/18 §	738,508	742,085
Brock Holdings III Inc Term B 6.009% due 03/16/17 §	1,371,605	1,379,035
Ceridian Corp Term B 4.429% due 05/09/17 §	975,000	976,625
ClientLogic Corp 7.019% due 01/30/17 §	2,102,207	2,091,696
Colfax Corp Term B 3.250% due 01/11/19 §	1,985,000	1,987,978
Covanta Energy Corp 3.500% due 03/28/19 §	517,125	520,034
CPG International Inc due 09/30/20 µ	500,000	497,813
CPM Acquisition Corp (1st Lien) 6.250% due 08/29/17 §	569,250	572,096
DAE Aviation Holdings Inc
Term B
6.250% due 10/29/18 §	749,312	753,059
Term B2
6.250% due 11/02/18 §	339,688	341,387
Delta 2 SARL Term B (Luxembourg) 4.500% due 04/30/19 §	3,135,305	3,168,617
Ducommun Inc 4.750% due 06/28/17 §	516,250	522,380
Edwards Ltd Term B (Cayman) 4.750% due 03/26/20 §	1,373,045	1,375,447
Emerald Expositions Holding Inc Term B 5.500% due 06/17/20 §	623,438	627,919
Evergreen International Aviation Inc 5.000% due 06/30/15 § +	139,850	111,880
Flying Fortress Inc 3.500% due 06/30/17 §	2,513,333	2,511,763
Gardner Denver Inc 4.250% due 07/30/20 §	1,475,000	1,463,527
Generac Power Systems Inc Term B 3.500% due 05/29/20 §	1,400,000	1,399,125
Grede LLC Term B 4.500% due 05/02/18 §	1,208,755	1,210,266
Husky Injection Molding Systems Ltd Term B (Canada) 4.250% due 06/29/18 §	891,204	892,597
IG Investment Holdings LLC (1st Lien) 6.000% due 10/31/19 §	893,250	901,438
International Equipment Solution LLC Term B 6.750% due 08/13/19 §	575,000	569,609
Jason Inc 5.000% due 02/28/19 §	585,167	585,167
JFB Firth Rixson Inc 4.250% due 06/30/17 §	372,188	371,955
JMC Steel Group Inc 4.750% due 04/03/17 §	853,148	856,081
KAR Auction Services Inc Term B 3.750% due 05/19/17 §	2,464,136	2,476,058
MEI Conlux Holding Inc Term B 5.000% due 08/21/20 §	375,000	375,938
Merrill Communications LLC (1st Lien) 7.308% due 03/08/18 §	796,000	801,307
Metaldyne LLC Term B 5.000% due 12/18/18 §	1,488,750	1,499,916

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Milacron LLC 4.250% due 03/30/20 §	$447,750	$447,937
Monitronics International Inc Term B 4.250% due 03/23/18 §	274,309	274,652
Pelican Products Inc (1st Lien) 7.000% due 07/11/18 §	617,188	619,502
Rexnord LLC Term B (1st Lien) 4.000% due 08/20/20 §	3,625,000	3,588,750
Schaeffler AG Term C (Germany) 4.250% due 01/27/17 §	875,000	879,156
Sedgwick CMS Holdings Inc (1st Lien) 4.250% due 06/12/18 §	523,688	525,324
Sensata Technologies Finance Co LLC 3.750% due 05/11/18 §	232,854	234,364
Sequa Corp Term B 5.250% due 06/19/17 §	1,761,688	1,770,130
Silver II US Holdings LLC 4.000% due 12/13/19 §	2,257,938	2,245,392
SumTotal Systems LLC (1st Lien) 6.250% due 11/16/18 §	1,407,669	1,404,150
Swift Transportation Co Inc Term B2 4.000% due 12/21/17 §	1,566,395	1,577,359
Tank Holding Corp 4.250% due 07/09/19 §	1,067,718	1,065,716
Terex Corp Term B 4.500% due 04/28/17 §	690,024	697,571
The Hertz Corp Term B
3.750% due 03/12/18 §	2,059,438	2,063,814
Term B2
3.000% due 03/11/18 §	601,478	599,504
The Manitowoc Co Inc Term B 4.250% due 11/13/17 §	165,016	165,584
TransDigm Inc Term C 3.750% due 02/28/20 §	3,385,023	3,379,945
TriMas Corp Term B 3.750% due 10/10/19 §	940,500	942,851
U.S. Security Holdings Inc 6.000% due 07/28/17 §	931,778	940,514
Waupaca Foundry Inc 4.500% due 06/29/17 §	1,548,532	1,548,532
West Corp Term B8 3.750% due 06/29/18 §	3,593,493	3,595,739
WireCo WorldGroup Inc 6.000% due 02/15/17 §	742,500	747,141

		73,685,382

Information Technology - 9.6%

Activision Blizzard Inc Term B due 09/11/20 µ	2,775,000	2,778,469
Aeroflex Inc Term B 4.500% due 11/11/19 §	701,937	708,184
Applied Systems Inc (1st Lien) 4.250% due 12/08/16 §	2,207,473	2,220,349
ARRIS Group Inc Term B 3.500% due 04/17/20 §	1,218,875	1,211,639
Aspect Software Inc Term B 7.000% due 05/06/16 §	1,305,041	1,312,098
Attachmate Corp (1st Lien) 7.250% due 11/22/17 §	2,266,443	2,278,247
Booz Allen Hamilton Inc 3.750% due 07/31/19 §	441,759	441,483
CCC Information Services Inc 4.000% due 12/20/19 §	496,623	495,227
Cinedigm Digital Funding I LLC 3.750% due 04/29/16 §	755,253	757,613
CommScope Inc 3.750% due 01/12/18 §	2,711,594	2,717,934
CompuCom Systems Inc Term B 4.250% due 05/11/20 §	498,750	497,711

	Principal Amount	Value
Dell Inc Term B
due 04/30/20 µ	$7,275,000	$7,166,632
Term C
due 10/31/18 µ	1,325,000	1,318,790
Eagle Parent Inc 4.500% due 05/16/18 §	2,289,964	2,297,407
EIG Investors Corp (1st Lien) 6.250% due 11/11/19 §	2,307,563	2,319,100
Emdeon Business Services LLC Term B2 3.750% due 11/02/18 §	1,731,051	1,735,199
Expert Global Solutions Inc Term B 8.500% due 04/03/18 §	2,459,369	2,511,630
Freescale Semiconductor Inc Term B4 5.000% due 02/28/20 §	2,328,300	2,341,094
Hyland Software Inc (1st Lien) 5.500% due 10/25/19 §	397,000	399,357
IAP Worldwide Services Inc 10.000% due 12/31/15 §	3,580,812	1,879,926
Infor US Inc
Term B2
5.250% due 04/05/18 §	4,058,902	4,079,196
Term B3
3.750% due 06/03/20 §	369,833	368,100
Kronos Inc 4.500% due 10/30/19 §	1,811,312	1,822,633
Magic Newco LLC (1st Lien) 5.000% due 12/12/18 §	1,658,281	1,677,352
Mercury Payment Systems Canada LLC Term B 5.500% due 07/03/17 §	1,251,316	1,262,265
Microsemi Corp 3.750% due 02/19/20 §	1,748,211	1,752,582
Mitel US Holdings Inc 7.000% due 02/27/19 §	820,875	827,032
MoneyGram International Inc Term B 4.250% due 03/27/20 §	472,625	473,314
NXP BV Term C (Netherlands) 4.750% due 01/11/20 §	1,042,125	1,059,711
Renaissance Learning Inc Term B 5.750% due 11/13/18 §	643,500	646,717
Rocket Software Inc 5.750% due 02/08/18 §	564,943	566,120
RP Crown Parent LLC (1st Lien) 6.750% due 12/21/18 §	2,082,011	2,101,097
SafeNet Inc Term B 2.679% due 04/12/14 §	113,950	113,927
Serena Software Inc
4.181% due 03/10/16 §	2,269,173	2,223,789
Term B
5.000% due 03/10/16 §	425,000	422,344
Sirius Computer Solutions Inc Term B 7.000% due 11/30/18 §	599,038	608,773
SkillSoft Corp Term B 5.000% due 05/26/17 §	1,206,737	1,212,770
Smart Technologies LLC (Canada) 10.500% due 01/31/18 §	500,000	480,000
Spansion LLC Term B 5.250% due 12/11/18 §	866,026	873,062
SS&C Technologies Inc
Term B1
3.500% due 06/07/19 §	1,000,484	1,002,568
Term B2
3.500% due 06/07/19 §	103,498	103,563
SunGard Data Systems Inc
Term C
3.932% due 02/28/17 §	1,571,484	1,578,347
Term E
4.000% due 03/09/20 §	4,193,925	4,218,828

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
VeriFone Inc Term B 4.250% due 12/28/18 §	$135,975	$135,805
Vertafore Inc (1st Lien) 4.250% due 10/03/19 §	1,194,000	1,198,477
Wall Street Systems Inc (1st Lien) 5.750% due 10/25/19 §	1,364,688	1,372,330
Web.com Group Inc Term B 4.500% due 10/27/17 §	1,312,440	1,322,283
Websense Inc Term B 4.500% due 06/25/20 §	673,312	673,312

		71,564,386

Materials - 6.3%

Allnex USA Inc
Term B1
4.500% due 10/03/19 §	311,954	312,734
Term B2
4.500% due 10/03/19 §	161,858	162,263
Axalta Coating Systems US Holdings Inc 4.750% due 02/03/20 §	2,283,525	2,293,924
AZ Chem US Inc 5.250% due 12/22/17 §	1,220,457	1,232,281
Berry Plastics Holdings Corp Term D 3.500% due 02/07/20 §	2,512,375	2,491,962
BWAY Corp Term B 4.500% due 08/07/17 §	2,121,686	2,134,947
Constellium Holdco BV Term B (Netherlands) 6.000% due 03/25/20 §	572,125	590,719
Emerald Performance Materials LLC Term B 6.750% due 05/18/18 §	814,689	820,799
Essar Steel Algoma Inc (Canada) 8.750% due 09/19/14 §	1,163,250	1,179,245
Expera Specialty Solutions LLC Term B 7.500% due 12/21/18 §	423,938	428,177
Fairmount Minerals Ltd
Term B1
4.313% due 03/15/17 §	325,000	325,406
Term B2
5.000% due 09/05/19 §	1,600,000	1,604,990
FMG Resources Property Ltd (Australia) 5.250% due 10/18/17 §	4,435,598	4,459,288
General Chemical Corp 5.002% due 10/06/15 §	581,412	587,710
Ineos US Finance LLC 4.000% due 05/04/18 §	3,073,898	3,046,042
MacDermid Inc
(1st Lien)
4.000% due 06/08/20 §	623,438	624,802
(2nd Lien)
7.750% due 12/07/20 §	500,000	507,500
Multi Packaging Solutions Inc Term B 4.250% due 08/21/20 §	275,000	276,547
Murray Energy Corp Term B 4.750% due 05/24/19 §	324,188	324,289
Neenah Foundry Co 6.750% due 04/26/17 §	493,750	493,750
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/28/19 §	1,280,500	1,208,472
Novelis Inc (Canada) 3.750% due 03/10/17 §	3,016,529	3,025,467
OMNOVA Solutions Inc Term B1 4.250% due 05/31/18 §	656,438	660,951
Oxea Finance LLC Term B2 4.250% due 01/15/20 §	550,000	548,962
Pact Group Inc Term B 3.750% due 05/29/20 §	1,246,875	1,232,068
Polarpak Inc (1st Lien) (Canada) 4.503% due 04/23/19 §	193,914	194,884
PQ Corp 4.500% due 08/07/17 §	1,339,875	1,349,365

	Principal Amount	Value
Preferred Proppants LLC Term B 11.750% due 12/15/16 § Y	$911,125	$635,510
Sealed Air Corp 4.000% due 10/03/18 §	1,522,875	1,538,104
Summit Materials Cos I LLC Term B 5.000% due 01/30/19 §	617,211	619,140
SunCoke Energy Inc Term B 4.000% due 07/26/18 §	197,171	196,185
Taminco Global Chemical Corp Term B2 4.250% due 02/15/19 §	492,528	495,606
Tata Chemicals North American Inc Term B 3.750% due 08/07/20 §	922,688	922,111
The Quikrete Cos Inc Term B (1st Lien) due 09/25/20 µ	775,000	777,783
TricorBraun Inc Term B 4.003% due 05/03/18 §	792,000	795,630
Tronox Pigments BV (Netherlands) 4.500% due 03/19/20 §	2,269,313	2,286,332
Unifrax Corp 4.250% due 11/28/18 §	437,652	439,731
UnitedCentral Industrial Supply Co LLC (1st Lien) 7.500% due 10/09/18 §	1,287,000	1,164,735
Univar Inc Term B 5.000% due 06/30/17 §	2,730,901	2,639,708
Walter Energy Inc Term B 6.750% due 04/02/18 §	2,061,162	1,985,585

		46,613,704

Telecommunication Services - 4.0%

Atlantic Broadband Finance LLC Term B 3.250% due 12/02/19 §	965,250	961,630
Cellular South Inc 3.250% due 05/22/20 §	323,375	323,173
Cricket Communications Inc 4.750% due 10/10/19 §	545,875	546,557
Term C 4.750% due 03/09/20 §	2,319,188	2,322,915
Crown Castle International Corp 3.250% due 01/31/19 §	897,746	891,093
Intelsat Jackson Holdings SA Term B1 (Luxembourg) 4.250% due 04/02/18 §	9,193,181	9,231,489
SBA Finance 3.750% due 06/29/18 §	442,296	443,125
3.750% due 09/27/19 §	183,285	183,667
Syniverse Holdings Inc 4.000% due 04/23/19 §	2,159,609	2,163,659
Term B 4.000% due 04/23/19 §	1,405,806	1,406,392
Telesat LLC Term B2 3.500% due 03/28/19 §	3,400,972	3,392,429
TNS Inc (1st Lien) 5.000% due 02/14/20 §	987,037	998,141
UPC Financing Partnership (Netherlands) Term AF 4.000% due 01/29/21 §	975,000	981,703
Term AH 3.250% due 06/30/21 §	6,356,978	6,329,167

		30,175,140

Utilities - 2.2%

AES Corp Term B 3.750% due 06/01/18 §	2,294,493	2,309,244
Calpine Corp Term B1 4.000% due 04/02/18 §	3,117,513	3,126,014
Term B2 4.000% due 04/02/18 §	1,221,875	1,226,457
Term B3 4.000% due 10/09/19 §	965,250	967,663

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Dynegy Holdings Inc Term B2 4.000% due 04/23/20 §	$1,043,538	$1,043,321
Equipower Resources Holdings LLC Term C 4.250% due 12/31/19 §	473,813	475,984
La Frontera Generation LLC 4.500% due 09/30/20 §	515,147	517,722
LSP Madison Funding LLC 5.500% due 06/28/19 §	636,000	642,758
Power Team Services LLC (1st Lien) 4.250% due 05/06/20 §	221,667	219,450
Raven Power Finance LLC Term B 8.250% due 11/15/18 §	595,500	611,876
Texas Competitive Electric Holdings Co LLC 4.710% due 10/10/17 §	7,414,018	5,004,463

		16,144,952

Total Senior Loan Notes (Cost $691,404,612)		689,351,964

SHORT-TERM INVESTMENT - 3.0%

Repurchase Agreement - 3.0%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $22,190,207; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $22,637,438)	22,190,207	22,190,207

Total Short-Term Investment (Cost $22,190,207)		22,190,207

TOTAL INVESTMENTS - 102.6% (Cost $757,631,583)		762,876,831

OTHER ASSETS & LIABILITIES, NET - (2.6%)		(19,267,855)

NET ASSETS - 100.0%		$743,608,976

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $185,267 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(c)	Investments with a total aggregate value of $800,510 or 0.1% of the portfolio’s net assets were in default as of September 30, 2013.

(d)	Restricted securities as of September 30, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Euramax Holdings Inc ‘A’ Acq. 06/29/09	$60,302	$196,585	0.0%
Metro-Goldwyn-Mayer Studios Inc Acq. 12/30/10	4,281,792	9,723,236	1.3%

	$4,342,094	$9,919,821	1.3%

(e)	Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $927,645 or 0.1% of the net assets as of September 30, 2013, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Media General Inc	$900,000	$903,368	$3,368
Power Team Services LLC	27,645	27,500	(145)

	$927,645	$930,868	$3,223

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$9,919,821	$-	$9,919,821	$-
	Corporate Bonds & Notes	41,414,839	-	41,341,452	73,387
	Senior Loan Notes	689,351,964	-	687,360,158	1,991,806
	Short-Term Investment	22,190,207	-	22,190,207	-
	Unfunded Loan Commitment	3,368	-	3,368	-

	Total Assets	762,880,199	-	760,815,006	2,065,193

Liabilities	Unfunded Loan Commitment	(145)	-	(145)	-

	Total Liabilities	(145)	-	(145)	-

	Total	$762,880,054	$-	$760,814,861	$2,065,193

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Energy - 0.1%

Halcon Resources Corp 5.750% *	800	$769,552

Total Convertible Preferred Stocks (Cost $800,000)		769,552

COMMON STOCKS - 2.0%

Consumer Discretionary - 0.7%

Cedar Fair LP	28,630	1,248,268
Ford Motor Co	71,170	1,200,638
Las Vegas Sands Corp	34,540	2,294,147
Lennar Corp ‘A’	33,540	1,187,316
MGM Resorts International *	77,470	1,583,487
Standard Pacific Corp *	142,560	1,127,649

		8,641,505

Energy - 0.1%

Concho Resources Inc *	14,310	1,557,071
Halcon Resources Corp *	1,982	8,780

		1,565,851

Health Care - 0.1%

HCA Holdings Inc	33,050	1,412,888

Industrials - 0.5%

Canadian Pacific Railway Ltd (NYSE) (Canada)	9,800	1,208,340
Ply Gem Holdings Inc *	61,670	862,146
The ADT Corp *	42,745	1,738,012
United Rentals Inc *	35,000	2,040,150

		5,848,648

Materials - 0.3%

Freeport-McMoRan Copper & Gold Inc	64,630	2,137,960
Louisiana-Pacific Corp *	77,950	1,371,141

		3,509,101

Telecommunication Services - 0.2%

Intelsat SA * (Luxembourg)	69,750	1,674,000

Utilities - 0.1%

NRG Energy Inc	43,850	1,198,421

Total Common Stocks (Cost $21,597,062)		23,850,414

	Principal Amount

CORPORATE BONDS & NOTES - 93.5%

Consumer Discretionary - 20.4%

99 Cents Only Stores 11.000% due 12/15/19	$3,271,000	3,679,875
Allison Transmission Inc 7.125% due 05/15/19 ~	3,000,000	3,202,500
Beazer Homes USA Inc
7.250% due 02/01/23	3,050,000	2,943,250
7.500% due 09/15/21 ~	1,750,000	1,715,000
9.125% due 06/15/18	4,821,000	5,086,155
9.125% due 05/15/19	3,000,000	3,180,000
Boyd Gaming Corp 9.000% due 07/01/20	6,350,000	6,921,500

	Principal Amount	Value
Burlington Holdings LLC 9.000% PIK due 02/15/18 ~	$6,500,000	$6,711,250
Cablevision Systems Corp 8.625% due 09/15/17	5,100,000	5,877,750
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20	900,000	850,500
10.000% due 12/15/15	3,000,000	2,700,000
10.000% due 12/15/18	2,000,000	1,060,000
11.250% due 06/01/17	5,500,000	5,596,250
CCO Holdings LLC
5.750% due 09/01/23 ~	3,050,000	2,905,125
7.000% due 01/15/19	3,500,000	3,714,375
Cedar Fair LP
5.250% due 03/15/21 ~	4,400,000	4,218,500
9.125% due 08/01/18	5,550,000	6,111,937
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	2,350,000	2,226,625
6.375% due 09/15/20 ~	2,200,000	2,255,000
Chrysler Group LLC 8.250% due 06/15/21	4,000,000	4,500,000
Clear Channel Communications Inc
5.500% due 12/15/16	6,275,000	4,800,375
11.250% due 03/01/21	3,000,000	3,112,500
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	3,395,000	3,479,875
7.625% due 03/15/20	2,625,000	2,723,438
Dana Holding Corp
5.375% due 09/15/21	1,000,000	987,500
6.750% due 02/15/21	3,250,000	3,469,375
DISH DBS Corp 5.125% due 05/01/20	2,850,000	2,835,750
General Motors Co
4.875% due 10/02/23 ~	1,850,000	1,817,625
6.250% due 10/02/43 ~	2,650,000	2,623,500
Griffey Intermediate Inc 7.000% due 10/15/20 ~	3,850,000	2,926,000
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	5,650,000	5,674,719
Jaguar Land Rover Automotive PLC (United Kingdom)
5.625% due 02/01/23 ~	1,150,000	1,129,875
7.750% due 05/15/18 ~	1,800,000	1,953,000
Jo-Ann Stores Holdings Inc 9.750% PIK due 10/15/19 ~	2,250,000	2,323,125
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	7,325,000	7,508,125
L Brands Inc
5.625% due 02/15/22	4,250,000	4,377,500
6.625% due 04/01/21	5,000,000	5,431,250
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	2,700,000	2,841,750
Landry’s Inc 9.375% due 05/01/20 ~	3,850,000	4,081,000
MGM Resorts International
6.625% due 12/15/21	6,300,000	6,528,375
6.750% due 10/01/20	3,850,000	4,052,125
8.625% due 02/01/19	2,000,000	2,310,000
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	2,850,000	2,899,875
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18 ~	3,850,000	3,859,625
NPC International Inc 10.500% due 01/15/20	4,500,000	5,152,500
Outerwall Inc 6.000% due 03/15/19 ~	900,000	879,750
Paris Las Vegas Holdings LLC
8.000% due 10/01/20 ~	5,850,000	5,850,000
11.000% due 10/01/21 ~	10,700,000	10,700,000
Petco Holdings Inc 8.500% PIK due 10/15/17 ~	3,575,000	3,646,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
PNK Finance Corp 6.375% due 08/01/21 ~	$3,800,000	$3,895,000
ServiceMaster Co 8.000% due 02/15/20	5,100,000	5,074,500
Seven Seas Cruises S de RL LLC (Panama) 9.125% due 05/15/19	465,000	509,175
Sinclair Television Group Inc
5.375% due 04/01/21	1,950,000	1,862,250
6.375% due 11/01/21 ~ #	2,950,000	2,957,375
8.375% due 10/15/18	2,000,000	2,200,000
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	6,075,000	5,801,625
Standard Pacific Corp
6.250% due 12/15/21	7,000,000	7,008,750
8.375% due 01/15/21	3,000,000	3,390,000
The Goodyear Tire & Rubber Co 6.500% due 03/01/21	4,400,000	4,499,000
The Ryland Group Inc 5.375% due 10/01/22	4,300,000	4,042,000
Toll Brothers Finance Corp 4.375% due 04/15/23	3,950,000	3,643,875
Unitymedia Hessen GmbH & Co KG (Germany)
5.500% due 01/15/23 ~	1,800,000	1,714,500
7.500% due 03/15/19 ~	2,250,000	2,441,250
Virgin Media Finance PLC (United Kingdom) 6.375% due 04/15/23 ~	3,100,000	3,100,000
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	4,500,000	4,410,000
WCI Communities Inc 6.875% due 08/15/21 ~	850,000	818,125
Wolverine World Wide Inc 6.125% due 10/15/20	3,850,000	4,013,625
Woodside Homes Co LLC 6.750% due 12/15/21 ~	1,850,000	1,859,250

		248,670,924

Consumer Staples - 5.3%

Del Monte Corp 7.625% due 02/15/19	4,500,000	4,691,250
JBS USA LLC
7.250% due 06/01/21 ~	900,000	895,500
8.250% due 02/01/20 ~	3,000,000	3,172,500
New Albertsons Inc 7.450% due 08/01/29	2,000,000	1,615,000
Reynolds Group Issuer Inc
5.750% due 10/15/20	6,200,000	6,254,250
8.500% due 05/15/18	12,500,000	13,125,000
9.000% due 04/15/19	7,725,000	8,149,875
Rite Aid Corp
6.750% due 06/15/21 ~	2,700,000	2,818,125
9.250% due 03/15/20	3,500,000	3,990,000
Smithfield Foods Inc 7.750% due 07/01/17	3,000,000	3,427,500
Spectrum Brands Inc 6.750% due 03/15/20	3,850,000	4,109,875
Sun Merger Sub Inc
5.250% due 08/01/18 ~	750,000	770,625
5.875% due 08/01/21 ~	3,750,000	3,810,938
SUPERVALU Inc 6.750% due 06/01/21 ~	2,800,000	2,674,000
U.S. Foods Inc 8.500% due 06/30/19	4,200,000	4,446,750

		63,951,188

	Principal Amount	Value
Energy - 16.8%

Access Midstream Partners LP 4.875% due 05/15/23	$6,000,000	$5,670,000
Alpha Natural Resources Inc
6.000% due 06/01/19	3,000,000	2,520,000
6.250% due 06/01/21	2,000,000	1,650,000
Antero Resources Finance Corp
6.000% due 12/01/20	4,890,000	4,963,350
9.375% due 12/01/17	4,000,000	4,250,000
Arch Coal Inc 7.250% due 06/15/21	3,000,000	2,287,500
Atlas Pipeline Partners LP
4.750% due 11/15/21 ~	1,850,000	1,681,188
5.875% due 08/01/23 ~	4,150,000	3,921,750
6.625% due 10/01/20 ~	2,750,000	2,818,750
Atwood Oceanics Inc 6.500% due 02/01/20	2,900,000	3,052,250
Basic Energy Services Inc 7.750% due 02/15/19	3,700,000	3,755,500
Berry Petroleum Co 6.750% due 11/01/20	1,950,000	1,993,875
Chaparral Energy Inc
7.625% due 11/15/22	5,000,000	5,100,000
8.250% due 09/01/21	1,550,000	1,643,000
Chesapeake Energy Corp
5.750% due 03/15/23	2,000,000	2,015,000
6.125% due 02/15/21	1,950,000	2,032,875
6.625% due 08/15/20	2,500,000	2,700,000
Cimarex Energy Co 5.875% due 05/01/22	4,000,000	4,060,000
Concho Resources Inc
5.500% due 10/01/22	2,850,000	2,857,125
6.500% due 01/15/22	2,450,000	2,639,875
Denbury Resources Inc 4.625% due 07/15/23	1,405,000	1,292,600
EP Energy LLC
7.750% due 09/01/22	1,150,000	1,253,500
9.375% due 05/01/20	1,900,000	2,147,000
EV Energy Partners LP 8.000% due 04/15/19	4,000,000	4,020,000
Exterran Partners LP 6.000% due 04/01/21 ~	3,150,000	3,071,250
Forum Energy Technologies Inc 6.250% due 10/01/21 ~	4,900,000	4,942,875
Genesis Energy LP 5.750% due 02/15/21	3,850,000	3,792,250
Halcon Resources Corp
8.875% due 05/15/21	4,700,000	4,841,000
9.250% due 02/15/22 ~	2,000,000	2,085,000
Hercules Offshore Inc 7.500% due 10/01/21 ~ #	4,250,000	4,271,250
Hilcorp Energy I LP
7.625% due 04/15/21 ~	2,000,000	2,150,000
8.000% due 02/15/20 ~	4,000,000	4,340,000
Key Energy Services Inc 6.750% due 03/01/21	3,000,000	2,985,000
Kodiak Oil & Gas Corp (Canada) 5.500% due 01/15/21 ~	4,850,000	4,789,375
Linn Energy LLC
6.750% due 11/01/19 ~	1,900,000	1,800,250
7.750% due 02/01/21	5,500,000	5,555,000
MarkWest Energy Partners LP 6.250% due 06/15/22	1,950,000	2,062,125
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	1,650,000	1,625,250
6.500% due 03/15/21 ~	4,620,000	4,677,750
Newfield Exploration Co 5.750% due 01/30/22	3,000,000	3,007,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Oasis Petroleum Inc
6.500% due 11/01/21	$2,000,000	$2,120,000
6.875% due 03/15/22 ~	1,350,000	1,427,625
6.875% due 01/15/23	3,000,000	3,195,000
Pacific Drilling SA (Luxembourg) 5.375% due 06/01/20 ~	3,825,000	3,738,937
Peabody Energy Corp
6.000% due 11/15/18	5,320,000	5,333,300
6.250% due 11/15/21	1,500,000	1,462,500
Plains Exploration & Production Co 6.750% due 02/01/22	3,000,000	3,213,774
QEP Resources Inc
5.250% due 05/01/23	2,350,000	2,203,125
5.375% due 10/01/22	2,600,000	2,496,000
Regency Energy Partners LP
5.500% due 04/15/23	950,000	916,750
5.750% due 09/01/20	2,650,000	2,666,562
Sabine Pass Liquefaction LLC
5.625% due 02/01/21 ~	5,150,000	5,066,312
5.625% due 04/15/23 ~	2,750,000	2,650,313
Sabine Pass LNG LP 6.500% due 11/01/20 ~	1,500,000	1,530,000
Samson Investment Co 10.250% due 02/15/20 ~	3,000,000	3,195,000
Sanchez Energy Corp 7.750% due 06/15/21 ~	5,350,000	5,243,000
SandRidge Energy Inc 7.500% due 03/15/21	6,800,000	6,902,000
Seadrill Ltd (Bermuda)
5.625% due 09/15/17 ~	5,050,000	5,125,750
6.125% due 09/15/20 ~	3,000,000	2,958,750
SESI LLC
6.375% due 05/01/19	6,500,000	6,906,250
7.125% due 12/15/21	2,000,000	2,195,000
Tervita Corp (Canada) 8.000% due 11/15/18 ~	3,300,000	3,328,875
WPX Energy Inc 6.000% due 01/15/22	4,000,000	4,075,000

		204,270,836

Financials - 9.2%

Ally Financial Inc
4.750% due 09/10/18	4,650,000	4,635,236
7.500% due 09/15/20	3,225,000	3,636,187
Bank of America Corp 8.000% § ±	3,000,000	3,277,476
Caixa Economica Federal (Brazil) 4.500% due 10/03/18 ~ #	500,000	498,042
CBRE Services Inc 6.625% due 10/15/20	4,500,000	4,826,250
CIT Group Inc
5.375% due 05/15/20	925,000	962,000
5.500% due 02/15/19 ~	2,000,000	2,110,000
Denali Borrower LLC 5.625% due 10/15/20 ~	900,000	878,625
DuPont Fabros Technology LP 5.875% due 09/15/21 ~	4,650,000	4,673,250
E*TRADE Financial Corp 6.375% due 11/15/19	3,000,000	3,210,000
First Data Corp
6.750% due 11/01/20 ~	1,850,000	1,924,000
7.375% due 06/15/19 ~	3,600,000	3,807,000
10.625% due 06/15/21 ~	1,850,000	1,887,000
12.625% due 01/15/21	6,284,000	6,943,820
HBOS PLC (United Kingdom) 6.000% due 11/01/33 ~	1,200,000	1,135,888
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	3,600,000	3,622,500
Igloo Holdings Corp 8.250% PIK due 12/15/17 ~	2,717,000	2,805,303

	Principal Amount	Value
Jefferies Finance LLC 7.375% due 04/01/20 ~	$2,800,000	$2,786,000
Liberty Mutual Group Inc 7.800% due 03/07/87 ~	7,057,000	7,656,845
Lloyds Banking Group PLC (United Kingdom) 6.413% § ± ~	3,000,000	2,745,000
MPH Intermediate Holdings Co 8.375% PIK due 08/01/18 ~	2,100,000	2,159,063
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	5,750,000	5,807,500
Nuveen Investments Inc
9.125% due 10/15/17 ~	4,675,000	4,616,562
9.500% due 10/15/20 ~	2,425,000	2,382,563
RBS Capital Trust II 6.425% § ±	4,200,000	3,843,000
RHP Hotel Properties LP REIT 5.000% due 04/15/21 ~	2,625,000	2,474,063
Royal Bank of Scotland Group PLC (United Kingdom) 6.125% due 12/15/22	4,000,000	4,045,292
SLM Corp
5.500% due 01/15/19	2,000,000	1,983,194
6.000% due 01/25/17	2,950,000	3,141,750
8.000% due 03/25/20	3,000,000	3,251,250
Springleaf Finance Corp 5.400% due 12/01/15	5,000,000	5,200,000
The Geo Group Inc REIT 5.875% due 01/15/22 ~ #	1,800,000	1,784,250
The Howard Hughes Corp 6.875% due 10/01/21 ~	7,150,000	7,168,804

		111,877,713

Health Care - 7.4%

Biomet Inc 6.500% due 08/01/20	3,850,000	3,994,375
CHS/Community Health Systems Inc 8.000% due 11/15/19	5,300,000	5,584,875
ConvaTec Finance International SA (Luxembourg) 8.250% PIK due 01/15/19 ~	3,000,000	3,007,500
DaVita HealthCare Partners Inc 5.750% due 08/15/22	6,800,000	6,757,500
DJO Finance LLC
7.750% due 04/15/18	5,250,000	5,223,750
9.875% due 04/15/18	1,000,000	1,065,000
Envision Healthcare Corp 8.125% due 06/01/19	3,000,000	3,255,000
Fresenius Medical Care U.S. Finance II Inc 5.875% due 01/31/22 ~	4,650,000	4,789,500
HCA Holdings Inc
6.250% due 02/15/21	6,850,000	6,978,437
7.750% due 05/15/21	4,000,000	4,265,000
HCA Inc 5.875% due 03/15/22	3,250,000	3,355,625
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	4,000,000	4,250,000
MultiPlan Inc 9.875% due 09/01/18 ~	3,500,000	3,885,000
Phibro Animal Health Corp 9.250% due 07/01/18 ~	3,000,000	3,240,000
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	4,700,000	4,958,500
Tenet Healthcare Corp
4.750% due 06/01/20	3,350,000	3,241,125
6.000% due 10/01/20 ~	1,900,000	1,946,313
6.750% due 02/01/20	4,250,000	4,255,312
8.000% due 08/01/20	1,750,000	1,859,375
8.125% due 04/01/22 ~	4,800,000	5,022,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	$1,950,000	$2,037,750
6.750% due 10/01/17 ~	2,000,000	2,145,000
6.750% due 08/15/18 ~	4,750,000	5,106,250

		90,223,187

Industrials - 10.3%

ADS Waste Holdings Inc 8.250% due 10/01/20 ~	4,725,000	5,008,500
Ahern Rentals Inc 9.500% due 06/15/18 ~	2,450,000	2,590,875
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	2,650,000	2,557,250
Allegion US Holding Co 5.750% due 10/01/21 ~	4,900,000	4,958,500
American Airlines Pass-Through Trust ‘B’ 5.625% due 01/15/21 ~	1,800,000	1,732,500
Avis Budget Car Rental LLC
5.500% due 04/01/23	1,000,000	930,000
8.250% due 01/15/19	4,200,000	4,578,000
B/E Aerospace Inc 6.875% due 10/01/20	4,000,000	4,390,000
BC Mountain LLC 7.000% due 02/01/21 ~	3,850,000	3,840,375
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	4,800,000	4,788,000
6.125% due 01/15/23 ~	850,000	854,250
British Airways PLC (United Kingdom) 5.625% due 12/20/21 ~	5,000,000	5,137,500
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,310,500
HD Supply Inc
7.500% due 07/15/20 ~	1,000,000	1,038,750
8.125% due 04/15/19	2,750,000	3,066,250
11.500% due 07/15/20	850,000	1,015,750
International Lease Finance Corp
3.875% due 04/15/18	2,350,000	2,275,094
4.625% due 04/15/21	2,900,000	2,691,096
5.875% due 04/01/19	3,000,000	3,139,059
5.875% due 08/15/22	3,000,000	2,970,000
6.250% due 05/15/19	1,550,000	1,635,250
Masco Corp 7.750% due 08/01/29	3,000,000	3,328,221
Nortek Inc 8.500% due 04/15/21	4,850,000	5,298,625
Roofing Supply Group LLC 10.000% due 06/01/20 ~	2,950,000	3,318,750
The ADT Corp 6.250% due 10/15/21 ~	8,550,000	8,688,937
The Hertz Corp
5.875% due 10/15/20	350,000	362,250
7.500% due 10/15/18	4,500,000	4,871,250
TransDigm Inc
7.500% due 07/15/21 ~	2,000,000	2,160,000
7.750% due 12/15/18	4,670,000	4,996,900
U.S. Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	4,700,000	4,465,000
United Airlines Pass-Through Trust ‘B’ 5.375% due 02/15/23	3,850,000	3,819,200
United Rentals North America Inc
7.375% due 05/15/20	779,000	843,268
7.625% due 04/15/22	4,750,000	5,189,375
8.250% due 02/01/21	3,700,000	4,125,500
8.375% due 09/15/20	5,025,000	5,590,312
USG Corp 7.875% due 03/30/20 ~	3,000,000	3,266,250

		124,831,337

	Principal Amount	Value
Information Technology - 2.6%

Advanced Micro Devices Inc
7.500% due 08/15/22	$1,850,000	$1,780,625
7.750% due 08/01/20	3,000,000	2,951,250
Alion Science & Technology Corp 10.250% due 02/01/15	2,500,000	1,562,500
BMC Software Finance Inc 8.125% due 07/15/21 ~	3,950,000	4,117,875
CDW LLC 8.500% due 04/01/19	4,475,000	4,967,250
Equinix Inc 4.875% due 04/01/20	3,600,000	3,510,000
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	1,850,000	1,766,750
8.050% due 02/01/20	2,500,000	2,643,750
Healthcare Technology Intermediate Inc 7.375% PIK due 09/01/18 ~	3,100,000	3,181,375
NXP BV (Netherlands)
3.750% due 06/01/18 ~	1,800,000	1,764,000
5.750% due 02/15/21 ~	3,800,000	3,876,000

		32,121,375

Materials - 11.3%

AK Steel Corp
8.375% due 04/01/22	3,000,000	2,542,500
8.750% due 12/01/18	2,875,000	3,148,125
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	4,450,000	4,594,625
APERAM (Luxembourg) 7.375% due 04/01/16 ~	5,925,000	5,954,625
ArcelorMittal (Luxembourg)
6.000% due 03/01/21	2,975,000	3,071,688
6.125% due 06/01/18	6,000,000	6,382,500
6.750% due 02/25/22	6,175,000	6,530,062
7.250% due 03/01/41	4,650,000	4,301,250
ARD Finance SA (Luxembourg) 11.125% PIK due 06/01/18 ~	2,492,975	2,655,018
Ardagh Packaging Finance PLC (Ireland)
7.000% due 11/15/20 ~	4,665,000	4,501,725
9.125% due 10/15/20 ~	5,450,000	5,804,250
BOE Intermediate Holding Corp 9.000% PIK due 11/01/17 ~	2,850,000	2,992,500
BOE Merger Corp 9.500% PIK due 11/01/17 ~	5,250,000	5,486,250
Chemtura Corp 5.750% due 07/15/21	2,750,000	2,756,875
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	4,575,000	4,437,750
FMG Resources Property Ltd (Australia)
6.000% due 04/01/17 ~	6,055,000	6,236,650
6.875% due 04/01/22 ~	1,950,000	1,959,750
7.000% due 11/01/15 ~	175,000	180,906
8.250% due 11/01/19 ~	6,175,000	6,684,437
Graphic Packaging International Inc 4.750% due 04/15/21	3,750,000	3,656,250
Hexion U.S. Finance Corp
6.625% due 04/15/20	1,200,000	1,206,000
8.875% due 02/01/18	3,500,000	3,640,000
9.000% due 11/15/20	3,000,000	2,947,500
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	3,700,000	3,626,000
Louisiana-Pacific Corp 7.500% due 06/01/20	4,800,000	5,226,000
Momentive Performance Materials Inc 8.875% due 10/15/20	2,000,000	2,110,000
Mustang Merger Corp 8.500% due 08/15/21 ~	4,300,000	4,278,500
New Gold Inc (Canada) 6.250% due 11/15/22 ~	2,440,000	2,385,100

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Novelis Inc (Canada)
8.375% due 12/15/17	$2,550,000	$2,744,438
8.750% due 12/15/20	5,000,000	5,512,500
Sappi Papier Holding GmbH (Austria)
7.750% due 07/15/17 ~	3,400,000	3,553,000
8.375% due 06/15/19 ~	3,725,000	3,906,594
Sealed Air Corp 8.375% due 09/15/21 ~	5,000,000	5,687,500
SPCM SA (France) 6.000% due 01/15/22 ~ #	300,000	303,000
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	2,000,000	2,270,000
Tronox Finance LLC 6.375% due 08/15/20	3,900,000	3,880,500

		137,154,368

Telecommunication Services - 7.0%

CenturyLink Inc 5.625% due 04/01/20	5,200,000	5,102,500
Crown Castle International Corp 5.250% due 01/15/23	4,500,000	4,162,500
Digicel Group Ltd (Bermuda) 8.250% due 09/30/20 ~	1,000,000	1,040,000
Digicel Ltd (Bermuda)
6.000% due 04/15/21 ~	2,700,000	2,544,750
7.000% due 02/15/20 ~	3,161,000	3,161,000
Frontier Communications Corp 7.125% due 01/15/23	2,350,000	2,367,625
Hughes Satellite Systems Corp 7.625% due 06/15/21	7,000,000	7,577,500
Intelsat Jackson Holdings SA (Luxembourg)
6.625% due 12/15/22 ~	4,650,000	4,638,375
7.250% due 10/15/20	2,000,000	2,145,000
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18 ~	2,000,000	2,085,000
7.750% due 06/01/21 ~	6,300,000	6,544,125
8.125% due 06/01/23 ~	5,000,000	5,293,750
Level 3 Communications Inc 11.875% due 02/01/19	2,000,000	2,310,000
Level 3 Financing Inc 7.000% due 06/01/20	3,700,000	3,755,500
MetroPCS Wireless Inc
6.250% due 04/01/21 ~	850,000	857,438
6.625% due 04/01/23 ~	1,000,000	1,006,250
7.875% due 09/01/18	3,000,000	3,255,000
Sprint Capital Corp 6.875% due 11/15/28	6,000,000	5,385,000
Sprint Communications Inc
6.000% due 11/15/22	4,025,000	3,723,125
7.000% due 03/01/20 ~	2,000,000	2,160,000
9.000% due 11/15/18 ~	2,800,000	3,290,000
Sprint Corp
7.250% due 09/15/21 ~	2,850,000	2,885,625
7.875% due 09/15/23 ~	2,475,000	2,530,687
Telesat Canada (Canada) 6.000% due 05/15/17 ~	3,750,000	3,914,062
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,750,000	2,928,750

		84,663,562

Utilities - 3.2%

Calpine Corp
7.500% due 02/15/21 ~	4,925,000	5,257,437
7.875% due 01/15/23 ~	2,925,000	3,093,188
Energy Future Intermediate Holding Co LLC 12.250% due 03/01/22 ~	4,000,000	4,520,000
GenOn Americas Generation LLC 9.125% due 05/01/31	2,000,000	2,110,000

	Principal Amount	Value
GenOn Energy Inc
7.875% due 06/15/17	$2,000,000	$2,170,000
9.875% due 10/15/20	2,050,000	2,270,375
NRG Energy Inc
6.625% due 03/15/23	1,000,000	985,000
7.625% due 01/15/18	9,225,000	10,262,812
7.875% due 05/15/21	3,000,000	3,225,000
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	6,059,000	166,623
15.000% due 04/01/21	2,000,000	455,000
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% PIK due 07/15/17 ~	4,285,929	4,253,785

		38,769,220

Total Corporate Bonds & Notes (Cost $1,121,371,454)		1,136,533,710

CONVERTIBLE CORPORATE BONDS & NOTES - 0.5%

Energy - 0.2%

Peabody Energy Corp 4.750% due 12/15/41	3,000,000	2,422,500

Telecommunication Services - 0.3%

Clearwire Communications LLC 8.250% due 12/01/40 ~	3,500,000	3,893,750

Total Convertible Corporate Bonds & Notes (Cost $6,386,580)		6,316,250

SENIOR LOAN NOTES - 2.6%

Consumer Discretionary - 0.8%

99 Cents Only Stores 5.250% due 01/11/19 §	1,393,925	1,399,152
Caesars Entertainment Operating Co Term B6 5.429% due 01/26/18 §	1,197,583	1,087,930
Clear Channel Communications Inc Term B 3.829% due 01/29/16 §	575,454	544,164
Term D
6.929% due 01/30/19 §	1,697,344	1,572,165
ClubCorp Club Operations Inc 4.000% due 07/24/20 §	1,901,877	1,907,820
Evergreen Acquisition Co 1 LP 5.000% due 07/09/19 §	1,975,050	1,982,456
Regent Seven Seas Cruises Inc Term B 4.750% due 12/21/18 §	987,500	997,375

		9,491,062

Consumer Staples - 0.2%

BJ’s Wholesale Club Inc 4.250% due 09/26/19 §	992,513	993,751
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	2,303,036	2,313,112

		3,306,863

Energy - 0.5%

Chesapeake Energy Corp 5.750% due 12/01/17 §	2,000,000	2,038,906
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	2,959,455	3,007,546
Samson Investment Co (2nd Lien) 6.000% due 09/25/18 §	1,000,000	1,003,625

		6,050,077

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Financials - 0.4%

First Data Corp Term B 4.180% due 03/23/18 §	$2,000,000	$1,986,250
Realogy Corp 4.445% due 10/10/16 §	150,702	151,078
Stockbridge SBE Holdings LLC Term B 13.000% due 05/02/17 §	2,500,000	2,676,500

		4,813,828

Health Care - 0.1%

American Renal Holdings Inc (2nd Lien) 8.500% due 02/14/20 §	1,000,000	973,750

Telecommunication Services - 0.4%

Intelsat Jackson Holdings SA Term B1 (Luxembourg) 4.250% due 04/02/18 §	3,930,201	3,946,578
Level 3 Financing Inc 4.000% due 08/01/19 §	1,000,000	1,002,250

		4,948,828

Utilities - 0.2%

Texas Competitive Electric Holdings Co LLC 4.710% due 10/10/17 §	3,797,685	2,563,437

Total Senior Loan Notes (Cost $32,438,201)		32,147,845

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $37,906,859; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $38,666,156)	$37,906,859	$37,906,859

Total Short-Term Investment (Cost $37,906,859)		37,906,859

TOTAL INVESTMENTS - 101.8% (Cost $1,220,500,156)		1,237,524,630

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(21,608,465)

NET ASSETS - 100.0%		$1,215,916,165

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$769,552	$769,552	$-	$-
	Common Stocks (1)	23,850,414	23,850,414	-	-
	Corporate Bonds & Notes	1,136,533,710	-	1,118,822,260	17,711,450
	Convertible Corporate Bonds & Notes	6,316,250	-	6,316,250	-
	Senior Loan Notes	32,147,845	-	32,147,845	-
	Short-Term Investment	37,906,859	-	37,906,859	-

	Total	$1,237,524,630	$24,619,966	$1,195,193,214	$17,711,450

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$13,063,545
Purchases	18,290,112
Sales (Includes Paydowns)	(13,333,757)
Accrued Discounts (Premiums)	(4,212)
Net Realized Gains	1,013,475
Change in Net Unrealized Depreciation	(1,317,713)
Transfers In	-
Transfers Out	-

Value, End of Period	$17,711,450

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($370,034)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 8.2%

Consumer Discretionary - 0.7%

DISH DBS Corp 7.000% due 10/01/13	$9,000,000	$9,000,000

Financials - 6.9%

Ally Financial Inc 3.465% due 02/11/14 §	13,000,000	13,114,270
3.653% due 06/20/14 §	11,700,000	11,876,085
ANZ New Zealand International Ltd (New Zealand) 0.703% due 08/19/14 § ~	10,000,000	10,032,070
BPCE SA (France) 2.375% due 10/04/13 ~	9,862,000	9,865,008
Commonwealth Bank of Australia (Australia) 0.534% due 09/17/14 § ~	8,100,000	8,121,343
0.751% due 06/25/14 § ~	18,500,000	18,572,076
Eksportfinans ASA (Norway) 2.375% due 05/25/16	1,800,000	1,750,500
ICICI Bank Ltd (India) 2.012% due 02/24/14 § ~	1,300,000	1,301,726
ING Bank Australia Ltd (Australia) 3.226% due 06/24/14 §	AUD 2,000,000	1,870,577
Lehman Brothers Holdings Inc 7.000% due 09/27/27 Y	$1,700,000	446,250
Marsh & McLennan Cos Inc 5.750% due 09/15/15	1,092,000	1,189,563
SLM Corp 3.754% due 03/17/14 ^ §	1,535,000	1,527,832
3.804% due 02/01/14 ^ §	1,055,000	1,056,635
3.874% due 01/31/14 ^ §	2,472,000	2,488,093
3.879% due 11/21/13 ^ §	300,000	299,967
4.204% due 12/15/13 ^ §	200,000	199,692
Westpac Banking Corp (Australia) 3.585% due 08/14/14 ~	12,300,000	12,634,105

		96,345,792

Health Care - 0.0%

Cardinal Health Inc 6.000% due 06/15/17	250,000	283,002

Industrials - 0.3%

Con-way Inc 7.250% due 01/15/18	4,000,000	4,538,804

Materials - 0.3%

Temple-Inland Inc 6.625% due 01/15/18	4,000,000	4,673,220

Total Corporate Bonds & Notes (Cost $112,874,236)		114,840,818

MORTGAGE-BACKED SECURITIES - 8.4%

Collateralized Mortgage Obligations - Commercial - 0.8%

Banc of America Commercial Mortgage Trust
0.352% due 06/10/49 " § ~	87,628	87,504
5.559% due 06/10/49 " §	87,628	87,658
Banc of America Re-REMIC Trust
5.665% due 02/17/51 " § ~	1,700,000	1,857,196
5.694% due 06/24/50 " § ~	1,600,000	1,754,504

	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates 5.467% due 09/18/39 " § ~	$6,455,641	$7,089,060
JPMorgan Chase Commercial Mortgage Securities Corp 4.654% due 01/12/37 "	206,221	206,926
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	784,998

		11,867,846

Collateralized Mortgage Obligations - Residential - 6.6%

Alternative Loan Trust
0.459% due 12/25/35 " §	109,051	87,926
5.500% due 06/25/35 "	2,200,000	1,994,344
6.000% due 01/25/37 " Y	1,492,469	1,221,484
Banc of America Funding Trust 5.568% due 01/20/47 " § Y	2,207,586	1,772,177
Banc of America Mortgage Trust
2.775% due 08/25/35 " §	607,591	553,344
2.799% due 06/25/35 " §	725,577	678,455
4.869% due 11/25/34 " §	112,337	109,919
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/35 " §	1,022,374	1,025,797
2.984% due 01/25/35 " §	640,512	622,000
Chase Mortgage Finance Trust 2.721% due 02/25/37 " §	227,451	224,212
ChaseFlex Trust 6.000% due 02/25/37 " Y	756,139	635,829
Citigroup Mortgage Loan Trust Inc
0.249% due 01/25/37 " § ~	540,925	288,867
2.270% due 09/25/35 " §	1,087,115	1,075,949
2.290% due 09/25/35 " §	996,318	980,283
2.540% due 05/25/35 " §	159,641	155,010
2.622% due 08/25/35 " §	1,479,435	828,271
2.890% due 09/25/37 " § Y	128,565	104,533
Countrywide Home Loan Mortgage Pass-Through Trust
0.499% due 03/25/35 " §	142,669	99,741
2.644% due 11/19/33 " §	126,683	123,397
2.823% due 08/25/34 " §	81,377	71,285
Deutsche Alt-B Securities Mortgage Loan Trust 0.279% due 10/25/36 " § Y	80,548	44,431
Fannie Mae
0.239% due 07/25/37 " §	2,788,023	2,602,319
0.252% due 12/25/36 " §	326,125	319,638
0.329% due 08/25/34 " §	587,831	579,275
0.529% due 07/25/37 - 05/25/42 " §	348,071	348,160
2.442% due 05/25/35 " §	2,161,137	2,260,609
Freddie Mac
0.412% due 02/15/19 " §	7,049,705	7,051,605
0.632% due 09/15/42 " §	5,242,761	5,202,915
Granite Mortgages PLC (United Kingdom) 0.898% due 09/20/44 " § ~	GBP 1,451,215	2,324,117
Greenpoint Mortgage Funding Trust
0.399% due 06/25/45 " §	$1,357,474	1,184,642
0.449% due 11/25/45 " §	684,983	540,237
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	464,776	476,038
GSR Mortgage Loan Trust 3.014% due 01/25/35 " §	1,128,021	1,111,917
HarborView Mortgage Loan Trust 0.461% due 02/19/36 " §	260,485	185,049
Holmes Master Issuer PLC (United Kingdom) 1.568% due 10/15/54 " § ~	EUR 17,822,537	24,249,313
Impac CMB Trust 1.179% due 07/25/33 " §	$297,983	275,094

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
IndyMac INDEX Mortgage Loan Trust
0.389% due 05/25/46 " §	$1,228,340	$1,020,323
0.419% due 07/25/35 " §	516,840	445,722
JPMorgan Mortgage Trust
2.347% due 07/27/37 " § ~	1,432,514	1,217,637
2.695% due 08/25/35 " § Y	869,106	813,347
2.758% due 08/25/35 " §	1,081,413	1,068,110
2.818% due 07/25/35 " §	748,541	743,571
5.147% due 09/25/35 " §	244,457	240,024
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
0.622% due 12/15/30 " §	501,137	487,112
0.882% due 11/15/31 " §	719,664	711,306
Merrill Lynch Mortgage Investors Trust
0.429% due 11/25/35 " §	829,835	757,748
2.921% due 06/25/37 " §	1,099,448	1,029,327
4.989% due 12/25/35 " §	449,335	426,916
NCUA Guaranteed Notes Trust 0.624% due 10/07/20 " §	7,034,746	7,075,055
Reperforming Loan REMIC Trust 0.519% due 06/25/35 " § ~	911,114	795,042
Residential Accredit Loans Inc Trust 0.479% due 08/25/35 " §	570,659	445,359
Ryland Mortgage Securities Corp 6.730% due 10/01/27 "	16,718	13,940
Sequoia Mortgage Trust 0.881% due 10/19/26 " §	472,431	471,244
Structured Adjustable Rate Mortgage Loan Trust
1.559% due 01/25/35 " §	533,011	396,551
2.485% due 02/25/34 " §	179,738	180,321
2.520% due 08/25/35 " §	1,145,335	1,049,365
Structured Asset Mortgage Investments II Trust
0.309% due 03/25/37 " §	157,468	115,345
0.399% due 05/25/36 " §	1,054,513	666,747
0.431% due 07/19/35 " §	1,133,448	1,025,811
0.459% due 02/25/36 " §	1,219,629	923,681
0.841% due 10/19/34 " §	551,893	543,168
Structured Asset Securities Corp
2.340% due 01/25/32 " §	14,884	13,197
2.653% due 10/28/35 " § ~	281,841	267,572
Swan Trust (Australia) 3.870% due 04/25/41 " §	AUD 722,315	679,568
WaMu Mortgage Pass-Through Certificates Trust
0.439% due 11/25/45 " §	$763,049	686,547
0.923% due 05/25/47 " §	1,805,885	1,531,217
1.159% due 02/25/46 " §	719,969	662,349
1.353% due 11/25/42 " §	99,599	90,387
2.449% due 06/25/33 " §	1,126,703	1,117,040
2.454% due 11/25/46 " §	466,434	419,609
5.256% due 08/25/35 " §	527,575	511,949
Wells Fargo Mortgage-Backed Securities Trust
2.624% due 12/25/34 " §	901,174	913,696
2.626% due 09/25/34 " §	399,320	404,939
2.701% due 11/25/34 " §	332,413	335,341
5.595% due 04/25/36 " §	578,255	558,958

		92,263,323

Fannie Mae - 0.9%

1.359% due 11/01/42 - 10/01/44 " §	526,518	537,914
1.550% due 02/01/36 " §	96,033	97,384
2.195% due 01/01/25 " §	57,887	58,087
2.280% due 12/01/22 " §	17,728	18,692
2.372% due 05/01/35 " §	62,923	66,623
2.381% due 12/01/34 " §	162,381	171,635
2.446% due 11/01/35 " §	117,033	124,032
2.449% due 08/01/17 " §	202,729	207,390

	Principal Amount	Value
2.467% due 10/01/35 " §	$219,348	$234,158
2.485% due 03/01/35 " §	67,571	68,073
2.519% due 03/01/35 " §	618,232	657,449
2.580% due 03/01/35 " §	44,585	45,841
2.764% due 04/01/35 " §	623,868	657,329
2.938% due 09/01/35 " §	254,326	270,335
3.000% due 11/01/43 "	8,000,000	7,798,751
3.308% due 03/01/18 " §	93,717	98,150
3.500% due 07/01/26 " §	7,495	7,519
4.999% due 08/01/24 " §	11,714	11,880
5.332% due 01/01/36 " §	366,002	394,190
5.367% due 11/01/35 " §	365,401	394,072
5.440% due 03/01/36 " §	254,517	273,818

		12,193,322

Freddie Mac - 0.1%

2.368% due 01/01/34 " §	403,594	427,770
2.421% due 08/01/35 " §	25,842	27,262
5.013% due 10/01/35 " §	90,608	96,717
5.534% due 03/01/36 " §	163,604	171,288

		723,037

Government National Mortgage Association - 0.0%

1.625% due 05/20/23 - 11/20/26 " §	22,116	23,016
1.750% due 09/20/22 - 07/20/25 " §	99,962	104,000
2.000% due 10/20/24 - 01/20/27 " §	93,744	97,541
2.500% due 02/20/25 " §	22,155	23,103

		247,660

Total Mortgage-Backed Securities (Cost $117,832,826)		117,295,188

ASSET-BACKED SECURITIES - 1.9%

Alzette European SA CLO (Luxembourg) 0.574% due 12/15/20 " § ~	461,710	460,201
AMMC VI Ltd CLO (Cayman) 0.487% due 05/03/18 " § ~	17,238	17,239
Amortizing Residential Collateral Trust 0.759% due 07/25/32 " §	125,612	114,138
Aquilae II PLC CLO (Ireland) 0.572% due 01/17/23 " § ~	EUR 351,913	468,961
Asset-Backed Securities Corp Home Equity Loan Trust 0.259% due 05/25/37 " §	$38,622	17,390
Bear Stearns Asset-Backed Securities I Trust
0.249% due 12/25/36 " §	113,459	111,808
0.289% due 11/25/36 " §	928,073	621,171
0.839% due 10/25/32 " §	55,610	52,135
1.179% due 10/25/37 " §	2,103,765	1,824,089
Citigroup Mortgage Loan Trust Inc 0.259% due 01/25/37 " §	611,282	303,582
Conseco Finance Securitizations Corp 6.681% due 12/01/33 " §	64,577	66,142
Countrywide Asset-Backed Certificates
0.369% due 06/25/36 " §	594,498	575,022
0.429% due 04/25/36 " §	379,564	370,739
Credit-Based Asset Servicing & Securitization Trust 0.249% due 01/25/37 " § Y	285,228	108,818
Equity One Mortgage Pass-Through Trust 0.479% due 04/25/34 " §	490,787	409,517
Freddie Mac Structured Pass-Through Securities 0.439% due 08/25/31 " §	207,225	202,718
Harbourmaster CLO (Netherlands) 0.484% due 06/15/20 " § ~	EUR 159,353	214,352
HSBC Home Equity Loan Trust 0.490% due 01/20/35 " §	$300,821	297,967

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
HSI Asset Securitization Corp Trust 0.229% due 10/25/36 " §	$20,652	$10,176
JPMorgan Mortgage Acquisition Trust 0.239% due 03/25/47 " §	74,497	70,618
LCM V Ltd CDO (Cayman) 0.480% due 03/21/19 " § ~	1,400,000	1,375,723
Morgan Stanley IXIS Real Estate Capital Trust 0.229% due 11/25/36 " §	2,158	936
Nautique Funding Ltd CLO (Cayman) 0.518% due 04/15/20 " § ~	858,899	841,284
Navigare Funding I Ltd CLO (Cayman) 0.524% due 05/20/19 " § ~	178,579	178,412
New Century Home Equity Loan Trust 0.359% due 05/25/36 " §	932,522	556,101
NYLIM Flatiron Ltd CLO (Cayman) 0.486% due 08/08/20 " § ~	1,300,000	1,281,923
Park Place Securities Inc 0.439% due 09/25/35 " §	107,892	105,526
Penta SA CLO (Luxembourg) 0.518% due 06/04/24 " § ~	EUR 4,841,537	6,283,213
Popular ABS Mortgage Pass-Through Trust 0.269% due 06/25/47 " § Y	$1,723,672	1,481,939
Renaissance Home Equity Loan Trust 0.939% due 12/25/32 " §	217,275	162,982
SLM Student Loan Trust 0.494% due 09/15/21 " § ~	EUR 386,623	522,125
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	$3,639,142	3,998,121
Soundview Home Equity Loan Trust 0.239% due 11/25/36 " § ~	186,738	64,473
Specialty Underwriting & Residential Finance Trust 0.239% due 01/25/38 " §	12,259	12,108
Structured Asset Securities Corp Mortgage Loan Trust 1.683% due 04/25/35 " §	1,593,470	1,508,790
Wood Street II BV CLO (Netherlands) 0.587% due 03/29/21 " § ~	EUR 950,670	1,260,992

Total Asset-Backed Securities (Cost $27,175,683)		25,951,431

U.S. TREASURY OBLIGATIONS - 91.2%

U.S. Treasury Inflation Protected Securities - 91.1%

0.125% due 04/15/16 ^ ‡	$71,869,301	73,809,501
0.125% due 04/15/17 ^	33,223,134	34,287,842
0.125% due 04/15/18 ^	49,219,142	50,746,406
0.125% due 07/15/22 ^	117,264,868	115,628,960
0.125% due 01/15/23 ^	52,732,494	51,340,942
0.375% due 07/15/23 ^	22,085,580	21,987,694
0.500% due 04/15/15 ^	26,573,440	27,171,679
0.625% due 07/15/21 ^ ‡	146,176,453	152,309,743
0.625% due 02/15/43 ^	18,493,930	15,191,689
0.750% due 02/15/42 ^	3,101,340	2,659,641
1.125% due 01/15/21 ^	26,432,505	28,483,725
1.250% due 07/15/20 ^	48,998,975	53,667,007
1.375% due 01/15/20 ^	17,899,245	19,649,308
1.625% due 01/15/15 ^	46,022,427	47,597,268
1.625% due 01/15/18 ^	89,202	98,125
1.750% due 01/15/28 ^ ‡	22,200,048	24,898,731
1.875% due 07/15/15 ^	5,644,371	5,962,968
1.875% due 07/15/19 ^	24,516,988	27,799,004
2.000% due 01/15/16 ^	59,975,843	64,178,830
2.000% due 01/15/26 ^ ‡	127,807,866	147,673,468
2.125% due 01/15/19 ^	15,776,000	17,921,788
2.125% due 02/15/40 ^ ‡	14,006,520	16,592,250

	Principal Amount	Value
2.375% due 01/15/25 ^	$60,036,536	$71,750,859
2.375% due 01/15/27 ^ ‡	89,395,580	107,724,890
2.500% due 01/15/29 ^	1,022,720	1,258,945
2.625% due 07/15/17 ^	5,071,815	5,760,076
3.375% due 04/15/32 ^ ‡	973,855	1,365,869
3.625% due 04/15/28 ^	14,443	19,996
3.875% due 04/15/29 ^ ‡	63,209,268	90,769,697

		1,278,306,901

U.S. Treasury Notes - 0.1%

1.000% due 05/15/14 ‡	1,304,000	1,311,487

Total U.S. Treasury Obligations (Cost $1,325,471,073)		1,279,618,388

FOREIGN GOVERNMENT BONDS & NOTES - 3.5%

Brazil Letras do Tesouro Nacional (Brazil) 13.007% due 01/01/17	BRL 75,600,000	23,952,269
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/23	3,500,000	1,440,053
Italy Buoni Poliennali del Tesoro (Italy)
1.700% due 09/15/18 ^	EUR 4,616,866	6,099,525
2.100% due 09/15/17 ^ ~	923,144	1,260,265
2.100% due 09/15/21 ^ ~	322,707	414,965
3.100% due 09/15/26 ^ ~	315,882	422,247
New South Wales Treasury Corp (Australia)
2.500% due 11/20/35 ^	AUD 1,100,000	1,149,053
2.750% due 11/20/25 ^	12,700,000	14,668,399

Total Foreign Government Bonds & Notes (Cost $46,142,531)		49,406,776

PURCHASED OPTIONS - 0.0% (See Note (g) in Notes to Schedule of Investments) (Cost $401,715)		286,475

SHORT-TERM INVESTMENTS - 59.1%

Commercial Paper - 2.1%

Banco Bilbao Vizcaya Argentaria SA (United Kingdom) 3.120% due 10/21/13	$4,100,000	4,092,893
Hewlett-Packard Co 0.950% due 10/30/13	11,000,000	10,991,582
Santander SA (Spain) 1.710% due 10/11/13	300,000	299,858
Standard Chartered Bank (United Kingdom) 0.950% due 10/01/13	14,100,000	14,100,000

		29,484,333

Foreign Government Issues - 8.2%

Japan Treasury Discount Bills (Japan)
0.090% due 10/28/13	JPY 670,000,000	6,815,762
0.093% due 11/05/13	10,590,000,000	107,727,324

		114,543,086

U.S. Treasury Bills - 0.0%

0.033% due 03/13/14 ‡	$280,000	279,970
0.115% due 05/01/14 ‡	131,000	130,970

		410,940

U.S. Government Agency Issues - 38.2%

Federal Home Loan Bank
0.020% due 12/20/13	126,000,000	125,997,228
0.025% due 12/20/13	19,100,000	19,099,580
0.040% due 12/26/13	125,000,000	124,997,000
0.073% due 03/28/14	85,000,000	84,991,585

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Freddie Mac
0.025% due 12/09/13	$55,900,000	$55,898,938
0.030% due 12/23/13	75,000,000	74,998,275
0.030% due 03/05/14	49,500,000	49,495,743
0.070% due 03/24/14	400,000	399,961

		535,878,310

Repurchase Agreements - 10.6%

Barclays PLC 0.040% due 10/03/13 (Dated 09/27/13, repurchase price of $138,100,921; collateralized by U.S. Treasury Inflation-Index Notes: 0.125% -1.250% due 04/15/17 - 07/15/20 and value $147,400,532)	138,100,000	138,100,000
Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $10,429,275; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $10,641,656)	10,429,275	10,429,275

		148,529,275

Total Short-Term Investments (Cost $827,619,815)		828,845,944

TOTAL INVESTMENTS - 172.3% (Cost $2,457,517,879)		2,416,245,020

OTHER ASSETS & LIABILITIES, NET - (72.3%)		(1,013,946,277)

NET ASSETS - 100.0%		$1,402,298,743

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $6,628,808 or 0.5% of the portfolio’s net assets were in default as of September 30, 2013.

(c)	As of September 30, 2013, investments with a total aggregate value of $8,608,754 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap contracts, and delayed delivery securities (including sale-buyback financing transactions.) In addition, $1,133,000 in cash was segregated as collateral for open futures and swap contracts.

(d)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedule of Investments) outstanding during the nine-month period ended September 30, 2013 was $573,826,694 at a weighted average interest rate of 0.175%.

(e)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Eurodollar (09/14)	MSC	195	$195,000,000	$38,618
Eurodollar (09/15)	MSC	179	179,000,000	(38,900)
Eurodollar (03/16)	MSC	484	484,000,000	(420,843)
Eurodollar (03/17)	MSC	96	96,000,000	113,836
U.S. Treasury 5-Year Notes (12/13)	MSC	643	64,300,000	1,206,738

Total Futures Contracts				$899,449

(f)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	21,872,000	USD	20,494,764	10/13	DUB	($90,370)
BRL	37,128,563	USD	16,477,335	10/13	MSC	275,163
BRL	3,165,246	USD	1,363,272	11/13	CSF	53,769
INR	556,492,980	USD	9,259,451	10/13	CIT	(414,849)
JPY	406,500,000	USD	4,111,293	10/13	BOA	24,563
JPY	10,590,000,000	USD	106,600,794	10/13	CIT	1,145,140
MXN	44,247,488	USD	3,337,397	12/13	JPM	22,248
USD	19,544,929	AUD	21,872,000	10/13	BOA	(859,465)
USD	20,450,320	AUD	21,872,000	11/13	DUB	90,108
USD	3,658,079	BRL	8,832,981	10/13	MSC	(327,383)
USD	3,868,092	BRL	8,832,981	11/13	MSC	(86,325)
USD	2,252,393	BRL	5,190,760	01/14	HSB	(41,741)
USD	16,725,261	BRL	38,364,295	01/14	MSC	(230,418)
USD	646,361	CAD	663,000	12/13	CIT	4,022
USD	679,449	EUR	504,000	12/13	BRC	(2,523)
USD	3,179,795	EUR	2,348,000	12/13	BRC	2,672
USD	35,997,117	EUR	27,129,000	12/13	CIT	(711,643)
USD	2,651,677	EUR	1,986,000	12/13	MSC	(35,617)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,431,956	GBP	1,557,000	12/13	RBS	($87,355)
USD	3,201,000	INR	194,557,310	10/13	BRC	108,810
USD	2,987,000	INR	180,743,060	10/13	DUB	114,367
USD	717,000	INR	43,422,740	10/13	JPM	26,862
USD	2,067,000	INR	125,484,485	10/13	UBS	72,616
USD	106,992,970	JPY	10,587,500,000	10/13	BRC	(727,528)
USD	6,894,884	JPY	670,000,000	10/13	BRC	77,678
USD	4,271,817	JPY	422,000,000	10/13	GSC	(21,741)
USD	77,850	JPY	7,600,000	10/13	GSC	525
USD	107,825,439	JPY	10,590,000,000	11/13	BRC	68,079
USD	355,635	ZAR	3,561,295	10/13	DUB	1,289
USD	364,107	ZAR	3,561,295	01/14	DUB	14,964
ZAR	3,561,295	USD	369,276	10/13	DUB	(14,929)

Total Forward Foreign Currency Contracts						($1,549,012)

(g)	Purchased options outstanding as of September 30, 2013 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC 30-Year Interest Rate Swap	Receive	3.875%	04/14/14	DUB	$7,900,000	$401,715	$286,475

Total Purchased Options						$401,715	$286,475

(h)	Transactions in written options for the nine-month period ended September 30, 2013 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in JPY	Premium
Outstanding, December 31, 2012	-	331,400,000	6,100,000	-	$2,689,890
Call Options Written	103	283,200,000	14,000,000	650,000,000	1,106,498
Put Options Written	103	418,500,000	88,500,000	650,000,000	3,052,563
Call Options Exercised	(22)	(16,100,000)	-	-	(195,602)
Put Options Exercised	(81)	(165,000,000)	-	-	(714,110)
Call Options Expired	(81)	(269,800,000)	-	(650,000,000)	(719,479)
Put Options Expired	(22)	(200,100,000)	(80,600,000)	(650,000,000)	(2,005,295)
Call Options Closed	-	(30,100,000)	-	-	(278,955)
Put Options Closed	-	(67,100,000)	-	-	(443,930)

Outstanding, September 30, 2013	-	284,900,000	28,000,000	-	$2,491,580

(i)	Premiums received and value of written options outstanding as of September 30, 2013 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	$2,000,000	$19,400	($12,291)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	(7,677)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	9,800,000	73,500	(11,192)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(110,307)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(10,366)

						$1,028,190	($151,833)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Receive	2.500%	01/27/14	RBS	$56,900,000	$382,520	($266,030)

	Based on 3-Month EUR-LIBOR
Call - OTC 2-Year Interest Rate Swap	Receive	0.500%	10/24/13	DUB	EUR 14,000,000	12,471	(3,820)

						394,991	(269,850)

	Based on 3-Month USD-LIBOR
Put - OTC 5-Year Interest Rate Swap	Pay	1.500%	10/28/13	GSC	$25,000,000	69,320	(168,908)
Put - OTC 10-Year Interest Rate Swap	Pay	3.500%	01/27/14	RBS	56,900,000	572,965	(267,885)
Put - OTC 5-Year Interest Rate Swap	Pay	2.850%	04/14/14	DUB	33,200,000	398,400	(94,398)

	Based on 3-Month EUR-LIBOR
Put - OTC 2-Year Interest Rate Swap	Pay	0.750%	10/24/13	DUB	EUR 14,000,000	27,714	(2,032)

						1,068,399	(533,223)

						$1,463,390	($803,073)

Total Written Options						$2,491,580	($954,906)

(j)	Swap agreements outstanding as of September 30, 2013 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/13 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
DISH DBS Corp	3.650%	12/20/13	BOA	0.425%	$4,900,000	($40,973)	$-	($40,973)
DISH DBS Corp	3.650%	12/20/13	CIT	0.425%	4,100,000	(34,283)	-	(34,283)
Centex Corp	1.000%	06/20/14	BNP	0.103%	3,500,000	(23,946)	(46,651)	22,705
Marsh & McLennan Cos Inc	0.600%	09/20/15	DUB	0.189%	3,000,000	(25,042)	-	(25,042)
Marsh & McLennan Cos Inc	0.830%	09/20/15	BOA	0.189%	3,000,000	(38,945)	-	(38,945)
Cardinal Health Inc	0.590%	06/20/17	DUB	0.286%	250,000	(2,858)	-	(2,858)
Temple-Inland Inc	1.000%	03/20/18	BOA	0.199%	4,000,000	(142,849)	208,974	(351,823)
Con-way Inc	3.800%	03/20/18	UBS	1.482%	4,000,000	(402,181)	-	(402,181)

						($711,077)	$162,323	($873,400)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC-BRL-CDI-Compounded	JPM	Pay	7.900%	01/02/15	BRL	20,900,000	($197,527)	($74,620)	($122,907)
OTC-BRL-CDI-Compounded	UBS	Pay	8.560%	01/02/15		30,400,000	(183,458)	-	(183,458)
OTC-BRL-CDI-Compounded	MSC	Pay	8.630%	01/02/15		98,800,000	(200,773)	576,804	(777,577)
OTC-BRL-CDI-Compounded	HSB	Pay	8.825%	01/02/15		55,200,000	(5,844)	326,121	(331,965)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - France CPI excluding Tobacco	BNP	Pay	1.900%	09/01/16	EUR 9,600,000	$307,412	$10,393	$297,019
OTC - France CPI excluding Tobacco	BNP	Pay	2.000%	09/01/16	4,500,000	169,567	6,152	163,415
OTC - U.S. CPI Urban consumers NSA	GSC	Receive	2.415%	02/12/17	$6,200,000	(139,031)	-	(139,031)
OTC - U.S. CPI Urban consumers NSA	BNP	Receive	2.250%	07/15/17	28,100,000	(577,152)	47,258	(624,410)
OTC - U.S. CPI Urban consumers NSA	CIT	Receive	2.250%	07/15/17	10,600,000	(217,716)	2,544	(220,260)
OTC - U.S. CPI Urban consumers NSA	RBS	Receive	2.250%	07/15/17	27,800,000	(570,990)	20,533	(591,523)
OTC - France CPI excluding Tobacco	BNP	Pay	1.950%	09/01/17	EUR 16,100,000	585,301	-	585,301
OTC - France CPI excluding Tobacco	BNP	Pay	2.150%	04/01/21	2,100,000	74,616	15,479	59,137
OTC - France CPI excluding Tobacco	BOA	Pay	2.150%	04/01/21	11,200,000	397,950	293,488	104,462
OTC - France CPI excluding Tobacco	CIT	Pay	2.150%	04/01/21	1,100,000	39,084	17,168	21,916
OTC - France CPI excluding Tobacco	CSF	Pay	2.150%	04/01/21	200,000	7,106	313	6,793
OTC - France CPI excluding Tobacco	DUB	Pay	2.150%	04/01/21	1,100,000	39,084	24,224	14,860
OTC - France CPI excluding Tobacco	GSC	Pay	2.150%	04/01/21	6,600,000	234,506	72,513	161,993
OTC - France CPI excluding Tobacco	BOA	Pay	1.950%	07/25/21	8,000,000	37,530	(14,646)	52,176
OTC - U.S. CPI Urban consumers NSA	BNP	Receive	2.500%	07/15/22	$9,100,000	(141,010)	118,430	(259,440)
OTC - U.S. CPI Urban consumers NSA	DUB	Receive	2.500%	07/15/22	2,800,000	(43,388)	25,060	(68,448)
OTC - U.S. CPI Urban consumers NSA	DUB	Receive	2.560%	05/08/23	6,400,000	(70,031)	-	(70,031)
CME - 6-Month JPY-LIBOR	CME	Receive	1.000%	09/18/23	JPY 2,790,000,000	(399,293)	(216,374)	(182,919)
CME - 3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	$25,500,000	4,302,370	1,607,088	2,695,282
CME - 3-Month USD-LIBOR	CME	Receive	3.500%	12/18/43	37,500,000	1,428,894	1,756,780	(327,886)

						$4,877,207	$4,614,708	$262,499

Total Swap Agreements						$4,166,130	$4,777,031	($610,901)

(k)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$114,840,818	$-	$114,840,818	$-
	Mortgage-Backed Securities	117,295,188	-	107,131,360	10,163,828
	Asset-Backed Securities	25,951,431	-	25,951,431	-
	U.S. Treasury Obligations	1,279,618,388	-	1,279,618,388	-
	Foreign Government Bonds & Notes	49,406,776	-	49,406,776	-
	Short-Term Investments	828,845,944	-	828,845,944	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,102,875	-	2,102,875	-
	Interest Rate Contracts
	Futures	1,359,192	1,359,192	-	-
	Purchased Options	286,475	-	286,475	-
	Swaps	7,623,420	-	7,623,420	-

	Total Interest Rate Contracts	9,269,087	1,359,192	7,909,895	-

	Total Assets - Derivatives	11,371,962	1,359,192	10,012,770	-

	Total Assets	2,427,330,507	1,359,192	2,415,807,487	10,163,828

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(711,077)	-	(711,077)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,651,887)	-	(3,651,887)	-
	Interest Rate Contracts
	Futures	(459,743)	(459,743)	-	-
	Written Options	(954,906)	-	(803,073)	(151,833)
	Swaps	(2,746,213)	-	(2,746,213)	-

	Total Interest Rate Contracts	(4,160,862)	(459,743)	(3,549,286)	(151,833)

	Total Liabilities - Derivatives	(8,523,826)	(459,743)	(7,912,250)	(151,833)

	Total Liabilities	(8,523,826)	(459,743)	(7,912,250)	(151,833)

	Total	$2,418,806,681	$899,449	$2,407,895,237	$10,011,995

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2013	Level 1	Level 2	Level 3
Liabilities	Sale-buyback Financing Transactions	($983,425,845)	$-	($983,425,845)	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 36.8%

U.S. Treasury Inflation Protected Securities - 36.8%

0.125% due 04/15/16 ^	$677,299	$695,554
0.125% due 04/15/17 ^	3,476,161	3,587,370
0.125% due 04/15/18 ^	3,496,399	3,604,843
0.125% due 01/15/22 ^	37,546,294	37,113,648
0.125% due 07/15/22 ^	38,173,012	37,639,201
0.125% due 01/15/23 ^	10,585,520	10,305,999
0.375% due 07/15/23 ^	11,081,510	11,032,164
0.625% due 07/15/21 ^	21,370,980	22,266,724
0.625% due 02/15/43 ^	10,871,307	8,929,757
0.750% due 02/15/42 ^	14,162,786	12,145,694
1.125% due 01/15/21 ^	3,822,867	4,118,990
1.250% due 07/15/20 ^	1,729,843	1,894,380
1.375% due 07/15/18 ^	13,757,275	15,116,879
1.375% due 01/15/20 ^	2,646,539	2,905,299
1.625% due 01/15/18 ^	813,965	895,393
1.750% due 01/15/28 ^	16,758,751	18,795,978
1.875% due 07/15/15 ^	216,167	228,369
1.875% due 07/15/19 ^	14,080,037	15,964,890
2.000% due 01/15/16 ^	223,615	239,285
2.000% due 01/15/26 ^	2,271,456	2,624,419
2.125% due 01/15/19 ^	13,338,880	15,153,181
2.125% due 02/15/40 ^	3,242,250	3,840,799
2.125% due 02/15/41 ^	13,504,169	16,023,534
2.375% due 01/15/17 ^	185,331	205,703
2.375% due 01/15/25 ^	30,968,579	37,009,867
2.375% due 01/15/27 ^	16,714,558	20,139,738
2.500% due 07/15/16 ^	670,874	740,845
2.500% due 01/15/29 ^	14,840,320	18,268,093
3.375% due 04/15/32 ^	5,882,609	8,250,589
3.625% due 04/15/28 ^	14,846,890	20,555,979
3.875% due 04/15/29 ^	12,234,293	17,568,164

		367,861,328

Total U.S. Treasury Obligations (Cost $378,183,419)		367,861,328

FOREIGN GOVERNMENT BONDS & NOTES - 13.0%

Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 7,008,000	9,702,343
Sweden Government (Sweden) 0.334% due 04/01/14 ^	SEK 71,000,000	14,076,929
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.625% due 03/22/40 ^ ~	GBP 288,308	537,751
1.250% due 11/22/17 ^ ~	25,778,800	46,967,936
2.500% due 04/16/20 ^ ~	10,000,000	59,187,295

Total Foreign Government Bonds & Notes (Cost $127,706,096)		130,472,254

PURCHASED OPTIONS - 0.1%
(See Note (e) in Notes to Schedule of Investments) (Cost $466,600)		1,276,175

SHORT-TERM INVESTMENTS - 49.0%

Certificates of Deposit - 1.1%

Australia & New Zealand Banking Group Ltd (Australia) 0.200% due 10/11/13	$5,750,000	5,750,047
Bank of Montreal (Canada) 0.190% due 10/11/13	5,000,000	5,000,000

		10,750,047

	Principal Amount	Value
Commercial Paper - 19.3%

3M Co 0.061% due 11/25/13	$4,750,000	$4,749,565
Abbott Laboratories 0.061% due 10/21/13	4,750,000	4,749,842
American Honda Finance Corp 0.071% due 10/16/13	4,750,000	4,749,861
Bank of Nova Scotia (Canada) 0.152% due 12/16/13	4,500,000	4,498,515
Bank of Tokyo-Mitsubishi UFJ Ltd 0.162% due 10/21/13	4,750,000	4,749,578
BHP Billiton Finance USA Ltd (Australia) 0.122% due 11/14/13	5,000,000	4,999,267
BMW U.S. Capital LLC 0.101% due 11/12/13	4,500,000	4,499,475
Canadian Imperial Bank of Commerce (Canada) 0.080% due 11/27/13	4,750,000	4,749,598
Chevron Corp 0.061% due 10/03/13	3,700,000	3,699,988
Commonwealth Bank of Australia (Australia) 0.071% due 10/01/13	4,750,000	4,750,000
Exxon Mobil Corp 0.081% due 10/15/13	5,000,000	4,999,844
General Electric Capital Corp 0.081% due 11/12/13	4,750,000	4,749,557
Google Inc 0.081% due 10/23/13	5,000,000	4,999,756
Honeywell International Inc 0.122% due 02/28/14	4,000,000	3,997,466
International Business Machines Corp 0.030% due 10/25/13	4,750,000	4,749,905
Johnson & Johnson 0.030% due 11/08/13	4,750,000	4,749,850
JPMorgan Chase & Co 0.183% due 10/07/13	5,000,000	4,999,850
Kimberly Clark 0.051% due 10/07/13	4,700,000	4,699,961
Kingdom of Denmark (Denmark) 0.076% due 11/05/13	5,000,000	4,999,635
Macquarie Bank Ltd 0.259% due 11/01/13	5,000,000	4,998,902
Merck & Co 0.061% due 11/22/13	4,750,000	4,749,588
Microsoft Corp 0.051% due 11/20/13	2,000,000	1,999,861
Mizuho Funding LLC 0.223% due 01/17/14	4,500,000	4,496,921
National Australia Funding DE 0.187% due 10/07/13	5,000,000	4,999,850
Nestle Capital Corp 0.112% due 10/03/13	5,000,000	4,999,969
Oversea Chinese Banking Corp Ltd (United Kingdom) 0.180% due 11/01/13	5,000,000	5,000,000
PACCAR Financial Corp 0.122% due 11/12/13	5,000,000	4,999,300
PepsiCo Inc 0.051% due 11/12/13	4,750,000	4,749,723
Precision Castparts Corp 0.122% due 11/01/13	5,000,000	4,999,483
Province of British Columbia (Canada) 0.081% due 12/09/13	2,500,000	2,499,840
Province of Ontario (Canada) 0.101% due 12/06/13	4,000,000	3,998,772
Queensland Treasury (Australia) 0.154% due 10/25/13	5,000,000	4,999,500
Reckitt Benckiser Group PLC 0.203% due 03/04/14	3,500,000	3,496,655

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Royal Bank of Canada (Canada) 0.101% due 10/15/13	$5,000,000	$4,999,806
Sumitomo Mitsui Banking Corp (Japan) 0.218% due 11/18/13	5,000,000	4,998,567
The Coca-Cola Co 0.122% due 01/09/14	4,750,000	4,748,921
The Proctor & Gamble Co 0.015% due 11/01/13	5,000,000	4,999,656
Toronto-Dominion Holdings USA Inc (Canada) 0.152% due 10/08/13	5,000,000	4,999,854
Toyota Motor Credit Corp 0.172% due 12/04/13	5,000,000	4,998,962
United Parcel Service Inc 0.041% due 11/01/13	3,500,000	3,499,879
UOB Funding LLC 0.193% due 10/04/13	5,000,000	4,999,921
Wal-Mart Stores Inc 0.081% due 11/04/13	5,000,000	4,999,622

		193,375,065

U.S. Government Agency Issues -23.1%

Fannie Mae
0.046% due 10/23/13	59,000,000	58,998,377
0.051% due 10/23/13	5,000,000	4,999,847
0.051% due 10/30/13	10,000,000	9,999,597
Federal Home Loan Bank
0.030% due 11/29/13	25,000,000	24,998,771
0.042% due 12/27/13	20,000,000	19,999,520
0.051% due 10/04/13	30,000,000	29,999,875

	Principal Amount	Value
Freddie Mac
0.010% due 10/22/13	$15,000,000	$14,999,913
0.030% due 12/23/13	66,631,000	66,629,467

		230,625,367

Repurchase Agreement - 5.5%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $55,194,711; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $56,299,219)	55,194,711	55,194,711

Total Short-Term Investments (Cost $489,940,961)		489,945,190

TOTAL INVESTMENTS -98.9% (Cost $996,297,076)		989,554,947

OTHER ASSETS & LIABILITIES, NET - 1.1%		11,352,833

NET ASSETS - 100.0%		$1,000,907,780

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	As of September 30, 2013, $752,023 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Short Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Depreciation
U.S. Treasury 10-Year Notes (12/13)	UBS	516	$51,600,000	($526,240)

(d)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	7,577,187	CAD	7,919,070	11/13	JPM	($102,348)
USD	101,073,009	GBP	64,456,329	11/13	UBS	(3,240,230)
USD	12,929,599	SEK	85,340,781	11/13	CSF	(335,958)

Total Forward Foreign Currency Contracts						($3,678,536)

(e)	Purchased options outstanding as of September 30, 2013 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - CME Euro-Bobl Futures (10/13)	$125.00	10/25/13	UBS	511	$115,757	$114,066
Call - CME Eurodollar Midcurve 3-Year Futures (10/13)	97.50	10/11/13	UBS	1,545	236,771	1,062,187
Call - CME 5-Year U.S. Treasury Notes Futures (11/13)	122.00	10/25/13	UBS	1,279	114,072	99,922

Total Purchased Options					$466,600	$1,276,175

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(f)	Transactions in written options for the nine-month period ended September 30, 2013 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2012	100	$73,113
Call Options Written	2,536	233,527
Put Options Written	1,928	909,703
Call Options Exercised	(130)	(43,421)
Call Options Expired	(48)	(26,844)
Put Options Expired	(873)	(231,304)
Call Options Closed	(813)	(110,345)
Put Options Closed	(642)	(488,664)

Outstanding, September 30, 2013	2,058	$315,765

(g)	Premiums received and value of written options outstanding as of September 30, 2013 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - CME Eurodollar Midcurve 3-Year Futures (10/13)	$97.75	10/11/13	UBS	1,545	$52,916	($415,219)

Put - CME 10-Year U.S. Treasury Notes Futures (10/13)	125.00	10/25/13	UBS	513	262,849	(192,375)

Total Written Options					$315,765	($607,594)

(h)	Swap agreements outstanding as of September 30, 2013 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Interest from Barclays U.S. Inflation-Linked Bonds	1-Month USD-LIBOR + 18bps	BRC	07/17/14	$365,713,407	$8,063,886	$-	$8,063,886

Total Swap Agreements					$8,063,886	$-	$8,063,886

(i)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$367,861,328	$-	$367,861,328	$-
	Foreign Government Bonds & Notes	130,472,254	-	130,472,254	-
	Short-Term Investments	489,945,190	-	489,945,190	-
	Derivatives:
	Interest Rate Contracts
	Purchased Options	1,276,175	1,276,175	-	-
	Swaps	8,063,886	-	8,063,886	-

	Total Interest Rate Contracts	9,340,061	1,276,175	8,063,886	-

	Total Assets	997,618,833	1,276,175	996,342,658	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,678,536)	-	(3,678,536)	-
	Interest Rate Contracts
	Futures	(526,240)	(526,240)	-	-
	Written Options	(607,594)	(607,594)	-	-

	Total Interest Rate Contracts	(1,133,834)	(1,133,834)	-	-

	Total Liabilities - Derivatives	(4,812,370)	(1,133,834)	(3,678,536)	-

	Total Liabilities	(4,812,370)	(1,133,834)	(3,678,536)	-

	Total	$992,806,463	$142,341	$992,664,122	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financials - 0.1%

Ally Financial Inc ~	1,500	$1,433,344
DG Funding Trust ~	233	1,649,214

		3,082,558

Total Preferred Stocks (Cost $3,361,931)		3,082,558

CONVERTIBLE PREFERRED STOCKS - 0.4%

Financials - 0.4%

Wells Fargo & Co 7.500%	18,000	20,475,180

Total Convertible Preferred Stocks (Cost $12,819,418)		20,475,180

	Principal Amount

CORPORATE BONDS & NOTES - 15.2%

Consumer Discretionary - 0.3%

Corp GEO SAB de CV (Mexico) 9.250% due 06/30/20 Y ~	$2,600,000	390,000
COX Communications Inc 6.800% due 08/01/28	110,000	120,406
DISH DBS Corp 6.625% due 10/01/14	1,900,000	1,999,750
General Motors Co-Escrow Receipts 8.375% due 07/05/33 Y +	EUR 7,400,000	–
Marks & Spencer PLC (United Kingdom) 6.250% due 12/01/17 ~	$10,000,000	11,240,420

		13,750,576

Consumer Staples - 0.4%

Mondelez International Inc 6.500% due 08/11/17	5,000,000	5,820,680
Reynolds American Inc 6.750% due 06/15/17	7,100,000	8,211,534
7.625% due 06/01/16	4,100,000	4,807,791

		18,840,005

Energy - 1.8%

AK Transneft OJSC (Ireland) 8.700% due 08/07/18 ~	2,500,000	3,031,250
Cameron International Corp 1.191% due 06/02/14 §	6,100,000	6,126,925
Gazprom OAO (Luxembourg) 8.146% due 04/11/18 ~	9,600,000	11,172,480
Indian Oil Corp Ltd (India) 4.750% due 01/22/15 ~	2,500,000	2,567,275
NGPL PipeCo LLC 7.119% due 12/15/17 ~	18,300,000	16,241,250
Novatek OAO (Ireland) 5.326% due 02/03/16 ~	2,000,000	2,127,200
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman) 6.350% due 06/30/21 ~	4,070,000	4,161,575
Petrobras International Finance Co (Cayman) 5.375% due 01/27/21	7,300,000	7,372,365
5.875% due 03/01/18	11,600,000	12,488,050
7.875% due 03/15/19	2,100,000	2,428,299
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 6.750% due 09/30/19 ~	2,600,000	3,048,500

	Principal Amount	Value
Rosneft Finance SA (Luxembourg)
7.250% due 02/02/20 ~	$600,000	$680,250
7.500% due 07/18/16 ~	400,000	448,500
7.875% due 03/13/18 ~	3,200,000	3,704,000
Transocean Inc (Cayman) 4.950% due 11/15/15	6,400,000	6,869,939

		82,467,858

Financials - 11.2%

Abbey National Treasury Services PLC (United Kingdom) 1.844% due 04/25/14 §	9,000,000	9,070,713
Ally Financial Inc 3.465% due 02/11/14 §	29,200,000	29,456,668
3.653% due 06/20/14 §	9,500,000	9,642,975
4.500% due 02/11/14	9,600,000	9,711,456
5.500% due 02/15/17	9,200,000	9,693,534
7.500% due 09/15/20	2,700,000	3,044,250
American Express Centurion Bank 6.000% due 09/13/17	20,500,000	23,798,163
American International Group Inc 5.050% due 10/01/15	7,200,000	7,756,222
5.450% due 05/18/17	4,400,000	4,927,371
5.600% due 10/18/16	6,820,000	7,627,938
Australia & New Zealand Banking Group Ltd (Australia) 2.125% due 01/10/14 ~	5,400,000	5,423,587
Banco do Brasil SA (Brazil) 4.500% due 01/22/15 ~	1,500,000	1,560,000
Banco Santander Brasil SA (Brazil) 2.352% due 03/18/14 § ~	13,000,000	12,986,987
4.250% due 01/14/16 ~	8,400,000	8,631,000
4.500% due 04/06/15 ~	1,000,000	1,027,500
Banco Santander Mexico SA (Mexico) 4.125% due 11/09/22 ~	8,900,000	8,188,000
Bank of America Corp 0.594% due 08/15/16 §	2,800,000	2,713,673
4.500% due 04/01/15	5,900,000	6,198,717
Bank of America NA 0.554% due 06/15/17 §	9,600,000	9,311,818
Bank of China Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,850,853
Bank of India (India) 4.750% due 09/30/15 ~	2,700,000	2,777,695
6.250% due 02/16/21 ~	4,100,000	4,164,132
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	3,600,000	3,743,629
Bank of Nova Scotia (Canada) 1.650% due 10/29/15 ~	3,200,000	3,268,810
1.950% due 01/30/17 ~	600,000	616,383
Banque PSA Finance SA (France) 2.174% due 04/04/14 § ~	9,300,000	9,265,097
Barclays Bank PLC (United Kingdom) 2.375% due 01/13/14	500,000	502,740
5.200% due 07/10/14	400,000	414,093
10.179% due 06/12/21 ~	19,400,000	25,233,483
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	1,200,000	1,254,000
BNP Paribas SA (France) 1.169% due 01/10/14 §	16,200,000	16,230,893
BPCE SA (France) 2.375% due 10/04/13 ~	1,700,000	1,700,518
CIT Group Inc 5.250% due 04/01/14 ~	12,600,000	12,836,250
CitiFinancial Inc 6.625% due 06/01/15	4,000,000	4,300,932
Citigroup Inc 0.528% due 06/09/16 §	10,900,000	10,647,055
5.500% due 10/15/14	6,530,000	6,844,785
CNA Financial Corp 5.850% due 12/15/14	9,000,000	9,519,705

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Credit Suisse (Switzerland) 2.200% due 01/14/14	$3,700,000	$3,719,418
Daimler Finance North America LLC 6.500% due 11/15/13	6,500,000	6,544,473
Dexia Credit Local SA (France) 2.750% due 04/29/14 ~	5,200,000	5,267,912
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	2,000,000	2,088,840
Export-Import Bank of Korea (South Korea) 4.000% due 01/29/21	1,800,000	1,852,371
5.125% due 06/29/20	6,800,000	7,495,395
Ford Motor Credit Co LLC 2.750% due 05/15/15	5,800,000	5,935,413
7.000% due 04/15/15	500,000	543,784
8.000% due 12/15/16	500,000	592,474
8.700% due 10/01/14	700,000	753,342
12.000% due 05/15/15	3,300,000	3,880,064
General Electric Capital Corp 3.800% due 06/18/19 ~	12,300,000	12,884,902
GMAC International Finance BV (Netherlands) 7.500% due 04/21/15 ~	EUR 13,000,000	18,891,312
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~	$3,900,000	3,920,818
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	26,700,000	27,322,991
Intesa Sanpaolo SPA (Italy) 2.662% due 02/24/14 § ~	9,100,000	9,151,051
JPMorgan Chase & Co 3.150% due 07/05/16	4,100,000	4,305,648
3.700% due 01/20/15	4,400,000	4,558,739
Lloyds Bank PLC (United Kingdom) 12.000% § ± ~	5,300,000	7,115,250
Merrill Lynch & Co Inc 6.875% due 04/25/18	10,900,000	12,861,030
National Bank of Canada (Canada) 2.200% due 10/19/16 ~	600,000	622,267
Royal Bank of Scotland Group PLC (United Kingdom) 6.990% § ± ~	3,000,000	3,120,000
Sberbank of Russia (Luxembourg) 4.950% due 02/07/17 ~	3,400,000	3,595,500
5.400% due 03/24/17 ~	900,000	960,750
SLM Corp 0.566% due 01/27/14 §	9,200,000	9,155,352
5.000% due 10/01/13	1,250,000	1,250,000
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	5,250,000
State Bank of India (India) 4.500% due 07/27/15 ~	8,100,000	8,335,321
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 01/14/14 ~	2,400,000	2,410,277
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	1,800,000	1,975,738
The Bear Stearns Cos LLC 6.400% due 10/02/17	17,200,000	20,086,418
7.250% due 02/01/18	10,900,000	13,070,321
The Korea Development Bank (South Korea) 3.500% due 08/22/17	3,100,000	3,261,181
UBS AG (Switzerland) 1.264% due 01/28/14 §	756,000	758,513
Vesey Street Investment Trust I 4.404% due 09/01/16	4,300,000	4,614,747
Vnesheconombank (Ireland) 5.375% due 02/13/17 ~	3,000,000	3,183,000
5.450% due 11/22/17 ~	2,000,000	2,132,200
Wachovia Bank NA 0.646% due 11/03/14 §	16,758,000	16,798,337

		526,206,774

	Principal Amount	Value
Industrials - 0.3%

International Lease Finance Corp 5.750% due 05/15/16	$1,500,000	$1,598,231
Masco Corp 6.125% due 10/03/16	8,200,000	9,112,250
Noble Group Ltd (Bermuda) 6.750% due 01/29/20 ~	2,500,000	2,600,000
UAL Equipment Trust AB 10.850% due 02/19/15 Y	477,639	242,402
UAL Pass-Through Trust ‘A’ 9.350% due 04/07/16 Y	58,160	16,430
9.560% due 10/19/18 Y	699,637	230,880

		13,800,193

Materials - 0.5%

Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	4,000,000	3,940,000
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	4,100,000	4,264,000
Gerdau Trade Inc (United Kingdom) 5.750% due 01/30/21 ~	1,200,000	1,182,000
Rio Tinto Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,655,925
Rohm & Haas Co 6.000% due 09/15/17	10,000,000	11,487,290
Xstrata Canada Corp (Canada) 5.375% due 06/01/15	60,000	63,244

		23,592,459

Telecommunication Services - 0.3%

BellSouth Corp 5.200% due 09/15/14	9,100,000	9,501,346
Qtel International Finance Ltd (Bermuda) 3.375% due 10/14/16 ~	300,000	312,750
Qwest Corp 6.875% due 09/15/33	1,386,000	1,349,404
Verizon Communications Inc 2.500% due 09/15/16	1,000,000	1,031,653
4.500% due 09/15/20	2,200,000	2,343,462

		14,538,615

Utilities - 0.4%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	7,348,500
ENN Energy Holdings Ltd (Cayman) 6.000% due 05/13/21 ~	1,100,000	1,168,822
Korea Hydro & Nuclear Power Co Ltd (South Korea) 6.250% due 06/17/14 ~	900,000	934,388
Majapahit Holding BV (Netherlands) 7.750% due 10/17/16 ~	2,800,000	3,097,500
TECO Finance Inc 6.750% due 05/01/15	5,600,000	5,984,216
Tokyo Electric Power Co Inc (Japan) 1.500% due 05/30/14	JPY 8,000,000	80,987
1.850% due 07/28/14	36,000,000	364,967

		18,979,380

Total Corporate Bonds & Notes (Cost $678,242,211)		712,175,860

SENIOR LOAN NOTES - 0.1%

Consumer Discretionary - 0.0%

Yell Group PLC Term B1 3.929% due 07/31/14 § Y	$5,303,561	1,157,942

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Financials - 0.1%

Springleaf Financial Funding Co 5.500% due 05/10/17 §	$2,464,000	$2,470,776

Total Senior Loan Notes (Cost $7,759,568)		3,628,718

MORTGAGE-BACKED SECURITIES - 48.2%

Collateralized Mortgage Obligations - Commercial - 6.0%

Banc of America Commercial Mortgage Trust 5.451% due 01/15/49 "	290,000	319,347
5.617% due 07/10/46 " §	15,316,189	16,972,221
Banc of America Large Loan Trust 2.482% due 11/15/15 " § ~	4,152,587	4,160,751
Bcrr Trust 5.858% due 07/17/40 " § ~	16,400,000	17,681,685
Bear Stearns Commercial Mortgage Securities Trust 5.331% due 02/11/44 "	900,000	988,466
5.700% due 06/11/50 "	5,700,000	6,444,126
5.898% due 06/11/40 " §	21,499,012	24,298,313
Commercial Mortgage Trust 4.799% due 08/10/42 " §	200,000	206,915
5.444% due 03/10/39 "	6,200,000	6,871,854
5.485% due 01/15/46 " §	21,526,873	23,240,563
Credit Suisse Commercial Mortgage Trust 5.297% due 12/15/39 "	3,713,235	3,955,978
5.467% due 09/15/39 "	33,669,623	36,828,473
Credit Suisse Mortgage Capital Certificates 0.412% due 10/15/21 " § ~	22,541,862	22,464,172
GMAC Commercial Mortgage Securities Inc (IO) 1.218% due 05/15/35 " §	507,975	16,032
JPMorgan Chase Commercial Mortgage Securities Trust 5.895% due 02/12/49 " §	5,660,000	6,342,387
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	1,215,640	1,363,418
Merrill Lynch Floating Trust 0.719% due 07/09/21 " § ~	9,327,010	9,311,979
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	5,600,000	6,279,986
Morgan Stanley Capital I Trust 5.319% due 12/15/43 "	24,297,073	26,766,639
5.731% due 07/12/44 " §	5,610,914	6,167,564
Morgan Stanley Re-REMIC Trust 5.993% due 08/12/45 " § ~	700,000	779,812
Silenus European Loan Conduit Ltd (Ireland) 0.376% due 05/15/19 " § ~	EUR 366,956	475,337
Wachovia Bank Commercial Mortgage Trust 0.262% due 06/15/20 " § ~	$9,248,174	9,132,919
5.342% due 12/15/43 "	16,200,000	17,953,634
5.557% due 03/15/45 " §	29,275,478	31,730,622

		280,753,193

Collateralized Mortgage Obligations - Residential - 4.5%

Adjustable Rate Mortgage Trust 2.865% due 09/25/35 " §	2,304,721	2,025,993
Alternative Loan Trust 0.459% due 02/25/37 " §	305,979	222,600
Alternative Loan Trust (IO) 4.821% due 05/25/35 " §	8,175,144	1,147,108
Arran Residential Mortgages Funding PLC (United Kingdom) 1.626% due 05/16/47 " § ~	EUR 7,666,879	10,504,385

	Principal Amount	Value
Banc of America Funding Trust 2.666% due 05/25/35 " §	$4,745,517	$4,820,793
2.685% due 02/20/36 " §	3,722,877	3,713,108
5.568% due 01/20/47 " § Y	441,518	354,436
BCAP LLC Trust 0.349% due 01/25/37 " § Y	2,929,812	2,073,118
5.238% due 03/26/37 " § ~	943,272	870,577
5.250% due 02/26/36 " ~	4,840,092	4,429,425
5.250% due 08/26/37 " ~	11,296,892	11,474,360
Bear Stearns Adjustable Rate Mortgage Trust 2.210% due 08/25/35 " §	38,110	38,238
2.320% due 08/25/35 " §	1,355,114	1,364,148
2.430% due 10/25/35 " §	1,101,456	1,065,978
2.573% due 04/25/33 " §	15,259	15,612
2.600% due 03/25/35 " §	5,252,503	5,318,526
2.604% due 08/25/33 " §	4,849,597	4,910,234
2.974% due 02/25/34 " §	723,782	706,703
2.984% due 01/25/35 " §	741,408	719,980
Bear Stearns Alt-A Trust 1.019% due 11/25/34 " §	909,657	893,258
2.434% due 01/25/36 " § Y	3,835,050	2,659,791
2.638% due 11/25/36 " §	4,922,811	3,298,554
2.667% due 05/25/35 " §	4,281,750	3,970,219
2.735% due 09/25/35 " §	6,706,881	5,562,117
Bear Stearns Structured Products Inc Trust 2.564% due 01/26/36 " §	2,309,788	1,790,467
2.759% due 12/26/46 " §	1,537,461	944,431
Citigroup Mortgage Loan Trust Inc 2.290% due 09/25/35 " §	1,583,890	1,558,399
2.550% due 10/25/35 " §	182,626	176,557
2.622% due 08/25/35 " §	1,727,370	1,155,722
Countrywide Home Loan Mortgage Pass-Through Trust 0.499% due 03/25/35 " §	2,110,006	1,698,760
2.783% due 02/20/36 " §	2,253,909	1,971,805
2.787% due 05/20/34 " §	2,624,014	2,463,275
2.823% due 08/25/34 " §	391,629	343,059
Credit Suisse First Boston Mortgage Securities Corp 0.822% due 03/25/32 " § ~	338,428	308,568
Downey Savings & Loan Association Mortgage Loan Trust 2.641% due 07/19/44 " §	1,543,036	1,499,220
Fannie Mae 0.239% due 07/25/37 " §	580,838	542,150
0.579% due 04/18/28 " §	172,339	172,344
0.629% due 10/18/30 " §	1,188	1,187
0.679% due 03/25/17 " §	27,640	27,808
0.779% due 05/25/40 " §	5,307,884	5,373,173
5.000% due 03/25/21 "	56,172	59,125
6.418% due 10/25/42 " §	1,607,470	1,731,497
Fannie Mae (IO) 6.521% due 10/25/35 " §	12,586	1,740
First Horizon Alternative Mortgage Securities Trust 2.238% due 09/25/35 " §	179,133	159,903
2.279% due 03/25/35 " §	1,760,568	1,385,690
2.316% due 06/25/34 " §	8,239,417	7,928,944
6.000% due 01/25/35 "	146,277	149,032
First Horizon Mortgage Pass-Through Trust 2.614% due 08/25/35 " §	371,627	349,554
Freddie Mac 0.532% due 12/15/29 " §	26,003	26,069
3.500% due 07/15/32 "	81,489	84,813
7.000% due 09/15/21 "	40,804	45,875
7.500% due 01/15/23 - 09/20/26 "	1,213,765	1,401,849
Freddie Mac Structured Pass-Through Securities 1.359% due 10/25/44 " §	2,572,210	2,646,774
1.554% due 07/25/44 " §	13,445,357	13,694,654

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association 7.000% due 02/16/29 "	$154,675	$167,836
Greenpoint Mortgage Funding Trust 0.449% due 11/25/45 " §	77,461	61,159
Greenpoint Mortgage Pass-Through Certificates 2.806% due 10/25/33 " §	993,227	985,010
GSR Mortgage Loan Trust 2.661% due 09/25/35 " §	165,174	164,601
Harborview Mortgage Loan Trust 0.921% due 02/19/34 " §	35,851	35,086
2.784% due 07/19/35 " §	1,466,291	1,328,121
Holmes Master Issuer PLC (United Kingdom) 1.568% due 10/15/54 " § ~	EUR 3,451,796	4,696,507
Impac CMB Trust 0.719% due 05/25/35 " §	$184,173	158,795
IndyMac ARM Trust 1.755% due 01/25/32 " §	41,320	39,060
IndyMac INDX Mortgage Loan Trust 2.541% due 12/25/34 " §	226,700	207,477
JPMorgan Mortgage Trust 4.058% due 02/25/35 " §	449,359	453,647
5.750% due 01/25/36 " Y	267,177	245,573
MASTR Adjustable Rate Mortgages Trust 2.673% due 04/21/34 " §	100,351	103,370
MASTR Alternative Loan Trust 0.579% due 03/25/36 " § Y	912,759	193,745
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	51,899	55,105
Merrill Lynch Mortgage Investors Trust 0.389% due 02/25/36 " §	1,087,341	996,091
0.429% due 11/25/35 " §	159,262	145,426
1.179% due 10/25/35 " §	432,914	421,426
2.193% due 12/25/34 " §	469,368	481,761
2.380% due 10/25/35 " §	1,396,573	1,396,538
2.475% due 06/25/35 " §	178,607	174,083
PHH Alternative Mortgage Trust 0.339% due 02/25/37 " §	30,265,912	23,883,648
Provident Funding Mortgage Loan Trust 2.589% due 04/25/34 " §	10,574	10,549
Reperforming Loan REMIC Trust 0.519% due 06/25/35 " § ~	6,212,142	5,420,740
Residential Accredit Loans Inc Trust 0.359% due 06/25/46 " §	2,285,970	988,498
0.389% due 04/25/46 " §	229,321	106,384
5.750% due 01/25/33 "	46,085	47,108
6.000% due 06/25/36 " Y	8,121,290	6,369,268
Residential Asset Securitization Trust 0.579% due 01/25/46 " § Y	2,033,727	937,542
Residential Asset Securitization Trust (IO) 4.771% due 11/25/35 " §	6,227,152	893,269
Residential Funding Mortgage Securities I Trust 3.063% due 09/25/35 " § Y	1,314,637	1,065,655
Sequoia Mortgage Trust 0.530% due 07/20/33 " §	1,434,580	1,418,264
Structured Adjustable Rate Mortgage Loan Trust 2.520% due 08/25/35 " §	294,515	269,837
2.548% due 01/25/35 " §	1,042,484	954,019
Structured Asset Mortgage Investments II Trust 0.389% due 05/25/46 " §	1,787,299	1,316,762
0.399% due 05/25/36 " §	1,390,040	878,893
0.409% due 05/25/45 " §	445,331	360,284
0.431% due 07/19/35 " §	1,392,968	1,292,442
0.459% due 02/25/36 " §	1,788,790	1,354,733
0.761% due 07/19/34 " §	47,777	47,601
0.841% due 09/19/32 " §	162,154	157,736
1.021% due 10/19/33 " §	5,980	5,130

	Principal Amount	Value
Suntrust Alternative Loan Trust (IO) 4.921% due 12/25/35 " §	$18,427,014	$2,506,682
WaMu Mortgage Pass-Through Certificates Trust 0.449% due 12/25/45 " §	117,228	108,462
0.469% due 10/25/45 " §	123,342	113,585
0.489% due 01/25/45 " §	1,467,939	1,365,342
0.499% due 01/25/45 " §	85,968	79,753
1.553% due 08/25/42 " §	82,193	75,045
2.204% due 02/27/34 " §	1,342,975	1,332,704
Washington Mutual Mortgage Pass-Through Certificates Trust (IO) 4.671% due 11/25/35 " §	30,630,985	4,462,751
4.771% due 11/25/35 " §	8,936,365	1,181,924
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 2.090% due 02/25/33 " §	6,123	5,978
2.252% due 02/25/33 " §	76,863	75,255
Wells Fargo Mortgage-Backed Securities Trust 2.611% due 02/25/35 " §	89,125	89,078
2.618% due 01/25/35 " §	1,483,355	1,482,294
2.624% due 12/25/34 " §	936,515	949,528
2.642% due 03/25/36 " §	12,413,045	12,419,946
2.677% due 10/25/33 " §	216,266	215,920
2.680% due 04/25/36 " § Y	2,707,725	2,528,766
2.729% due 03/25/36 " §	324,399	312,385
5.500% due 12/25/35 "	559,833	558,256
5.595% due 04/25/36 " §	1,199,773	414,375

		212,418,513

Fannie Mae - 35.0%

1.359% due 08/01/42 - 10/01/44 " §	2,117,025	2,157,677
1.752% due 09/01/35 " §	580,697	609,885
1.787% due 07/01/33 " §	32,692	34,522
1.931% due 02/01/33 " §	606,127	635,074
1.982% due 09/01/33 " §	76,852	80,324
2.002% due 08/01/36 " §	1,143,885	1,216,391
2.110% due 07/01/35 " §	3,329,185	3,511,026
2.153% due 02/01/33 " §	13,926	14,732
2.160% due 08/01/35 " §	909,109	953,681
2.163% due 07/01/33 " §	55,439	58,267
2.176% due 03/01/34 " §	35,027	37,169
2.195% due 01/01/25 " §	77,719	77,988
2.209% due 01/01/34 " §	22,718	23,722
2.220% due 04/01/27 - 03/01/33 " §	688,927	716,109
2.273% due 01/01/23 " §	103,589	109,363
2.280% due 12/01/22 " §	26,929	28,392
2.298% due 04/01/35 " §	1,380,563	1,452,237
2.310% due 08/01/22 "	1,200,000	1,140,364
2.349% due 12/01/34 " §	2,904,137	3,074,444
2.450% due 11/01/23 " §	85	85
2.492% due 11/01/34 " §	7,810,247	8,299,440
2.513% due 11/01/34 " §	24,638	26,131
2.553% due 03/01/33 " §	27,475	29,087
2.750% due 06/01/34 " §	17,608	18,654
2.870% due 09/01/27 "	4,800,000	4,316,160
3.000% due 10/01/28 - 11/01/28 "	53,000,000	54,851,716
3.330% due 11/01/21 "	387,714	413,175
3.395% due 05/01/36 " §	76,349	79,267
3.500% due 12/01/25 - 11/01/28 "	26,224,194	27,604,582
3.568% due 05/01/36 " §	68,218	72,674
3.665% due 05/01/36 " §	2,282,121	2,422,357
4.000% due 07/01/18 - 11/01/43 "	522,161,526	548,126,732
4.500% due 03/01/18 - 11/01/43 "	552,062,786	589,793,169
4.595% due 09/01/34 " §	824,221	879,041
4.841% due 04/01/34 " §	324,669	350,984
5.000% due 01/01/23 - 11/01/43 "	178,489,254	193,559,863
5.020% due 09/01/35 " §	342,688	366,018
5.126% due 12/01/34 " §	12,144	13,025
5.211% due 08/01/34 " §	11,487	12,301

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
5.332% due 01/01/36 " §	$318,263	$342,774
5.500% due 08/01/18 - 11/01/43 "	82,474,472	89,575,498
6.000% due 04/01/16 - 06/01/41 "	93,101,833	101,907,613
6.500% due 12/01/14 - 09/01/37 "	3,529,718	3,912,957
7.500% due 01/01/33 "	54,747	64,322
8.000% due 05/01/30 - 08/01/30 "	13,528	14,396
8.500% due 07/01/32 "	4,731	5,522

		1,642,988,910

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	159,179	154,669
7.430% due 10/01/20 - 11/01/22 "	63,997	62,584

		217,253

Freddie Mac - 2.0%

2.262% due 01/01/28 " §	10,585	11,175
2.362% due 05/01/23 " §	4,759	4,819
2.374% due 03/01/32 " §	242,405	257,138
2.375% due 05/01/32 - 07/01/32 " §	42,884	43,250
2.378% due 03/01/32 " §	104,982	111,492
2.425% due 09/01/35 " §	663,669	700,165
4.000% due 11/01/40 - 11/01/43 "	8,517,706	8,891,719
4.133% due 06/01/17 " §	1,308	1,308
4.500% due 05/01/39 - 11/01/43 "	55,307,107	58,961,804
5.500% due 03/01/23 - 05/01/40 "	22,272,874	24,249,257
6.000% due 03/03/18 - 10/01/22 "	920,479	1,002,017
6.500% due 01/01/15 - 05/01/17 "	444,997	468,909
7.000% due 10/01/37 "	196,749	211,298

		94,914,351

Government National Mortgage Association - 0.7%

1.625% due 05/20/22 - 03/20/33 " §	4,609,388	4,800,821
1.750% due 07/20/23 - 09/20/32 " §	716,263	745,268
2.000% due 10/20/24 - 09/20/30 " §	139,180	144,617
2.125% due 03/20/29 " §	40,566	42,263
2.250% due 09/20/22 - 07/20/24 " §	84,467	87,728
2.500% due 11/20/24 - 02/20/25 " §	164,706	171,685
3.000% due 08/20/20 " §	65,688	68,072
3.000% due 01/15/43 - 07/15/43 "	10,000,003	9,889,735
5.000% due 05/15/33 - 11/15/41 "	11,700,823	12,763,615
6.000% due 06/15/38 - 03/15/39 "	99,791	110,379
6.500% due 11/15/38 "	29,920	33,591
7.500% due 02/15/31 - 12/15/31 "	67,880	81,530
8.000% due 12/15/29 - 08/15/32 "	576,351	666,950
8.500% due 09/15/16 - 12/15/30 "	552,166	591,553
9.000% due 02/15/17 - 04/15/20 "	11,093	12,559
10.000% due 05/15/19 - 02/15/25 "	9,381	10,517

		30,220,883

Total Mortgage-Backed Securities (Cost $2,222,116,021)		2,261,513,103

ASSET-BACKED SECURITIES - 1.6%

Access Group Inc 1.566% due 10/27/25 " §	16,441,536	16,561,222
ACE Securities Corp Home Equity Loan Trust 0.509% due 11/25/35 " §	7,054,682	6,849,778
Citibank Omni Master Trust 2.932% due 08/15/18 " § ~	15,500,000	15,827,732
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	81,995	83,851
EFS Volunteer No 2 LLC 1.064% due 07/26/27 " § ~	6,924,952	7,006,220
GE-WMC Mortgage Securities Trust 0.219% due 08/25/36 " §	2,114	807
Hillmark Funding CDO (Cayman) 0.513% due 05/21/21 " § ~	18,700,000	18,147,903
Imc Home Equity Loan Trust 6.840% due 08/20/29 " §	9,301	9,230
Long Beach Mortgage Loan Trust 0.739% due 10/25/34 " §	17,007	16,120

	Principal Amount	Value
Mid-State Trust 7.340% due 07/01/35 "	$1,220,054	$1,336,470
Mid-State Trust IV 8.330% due 04/01/30 "	1,517,185	1,600,538
Mid-State Trust VIII 7.791% due 03/15/38 "	537,419	563,513
Penta SA CLO (Luxembourg) 0.518% due 06/04/24 " § ~	EUR 1,742,953	2,261,957
Renaissance Home Equity Loan Trust 0.619% due 08/25/33 " §	$431,264	398,474
SLC Private Student Loan Trust 4.750% due 06/15/33 " § ~	4,124,389	3,829,534
SLM Student Loan Trust 0.716% due 01/25/17 " §	1,592,296	1,593,662
Structured Asset Securities Corp Mortgage Pass-Through Certificates 0.759% due 01/25/33 " §	21,995	20,725
United States Small Business Administration 4.754% due 08/10/14 "	371,278	378,461

Total Asset-Backed Securities (Cost $75,514,396)		76,486,197

U.S. GOVERNMENT AGENCY ISSUES - 4.5%

Fannie Mae
0.875% due 08/28/17	9,900,000	9,814,286
0.875% due 02/08/18	7,600,000	7,441,130
0.875% due 05/21/18	1,400,000	1,362,318
1.125% due 04/27/17	12,900,000	12,956,425
1.250% due 01/30/17	5,400,000	5,465,000
1.875% due 09/18/18	600,000	607,490
5.000% due 02/13/17	1,500,000	1,701,790
5.000% due 05/11/17	3,700,000	4,216,742
5.375% due 06/12/17	5,300,000	6,120,588
Freddie Mac
0.875% due 03/07/18	1,700,000	1,663,050
1.000% due 03/08/17	37,200,000	37,346,940
1.000% due 06/29/17	15,300,000	15,281,579
1.000% due 07/28/17	51,300,000	51,202,222
1.000% due 09/29/17	18,000,000	17,871,372
1.250% due 05/12/17	5,600,000	5,643,641
1.250% due 08/01/19	12,800,000	12,319,296
1.250% due 10/02/19	12,400,000	11,871,797
2.375% due 01/13/22	2,500,000	2,438,770
3.750% due 03/27/19	3,700,000	4,078,680
5.500% due 08/23/17	600,000	700,488
Small Business Administration Participation Certificates 6.120% due 09/01/21	516,778	567,597

Total U.S. Government Agency Issues (Cost $211,715,304)		210,671,201

U.S. TREASURY OBLIGATIONS - 24.0%

U.S. Treasury Inflation Protected Securities - 9.2%

0.125% due 01/15/22 ^ ‡	101,039,653	99,875,373
0.125% due 07/15/22 ^	35,247,566	34,754,664
0.625% due 07/15/21 ^	9,535,064	9,934,717
1.125% due 01/15/21 ^	44,528,928	47,978,183
1.750% due 01/15/28 ^	38,579,692	43,269,517
2.000% due 01/15/26 ^	27,186,852	31,411,444
2.125% due 02/15/40 ^	10,159,050	12,034,502
2.375% due 01/15/25 ^	60,350,988	72,124,138
2.375% due 01/15/27 ^	9,150,728	11,025,914
2.500% due 01/15/29 ^ ‡	24,915,200	30,670,038
3.625% due 04/15/28 ^	20,075,075	27,794,564
3.875% due 04/15/29 ^	7,815,170	11,222,404

		432,095,458

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 14.8%

0.625% due 04/30/18	$23,500,000	$22,849,168
0.750% due 12/31/17 ‡	8,700,000	8,555,223
0.750% due 03/31/18	44,600,000	43,666,165
1.000% due 06/30/19	27,500,000	26,516,023
1.000% due 08/31/19	100,000	95,984
1.000% due 11/30/19 ‡	135,800,000	129,582,940
1.125% due 12/31/19	13,600,000	13,045,378
1.125% due 03/31/20 ‡	30,700,000	29,265,727
1.125% due 04/30/20	7,000,000	6,656,839
1.250% due 10/31/19 ‡	33,600,000	32,639,242
1.250% due 02/29/20	16,400,000	15,789,477
1.375% due 06/30/18	75,600,000	75,827,405
1.375% due 07/31/18	200,000	200,414
1.375% due 01/31/20	19,800,000	19,252,411
1.500% due 08/31/18 ‡	269,700,000	271,585,742

		695,528,138

Total U.S. Treasury Obligations (Cost $1,149,224,572)		1,127,623,596

FOREIGN GOVERNMENT BONDS & NOTES - 11.5%

Autonomous Community of Valencia Spain (Spain) 4.375% due 07/16/15	EUR 400,000	549,613
Brazil Letras do Tesouro Nacional (Brazil) 12.507% due 01/01/17	BRL 9,000,000	2,851,461
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/17	575,180,000	251,381,315
10.000% due 01/01/21	43,300,000	18,140,095
10.000% due 01/01/23	7,150,000	2,943,034
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,474,265
Italy Buoni Ordinari del Tesoro (Italy) 1.019% due 07/14/14	EUR 4,400,000	5,905,767
Italy Buoni Poliennali del Tesoro (Italy) 2.500% due 03/01/15	9,900,000	13,592,109
3.500% due 06/01/14	5,500,000	7,568,352
4.500% due 07/15/15	5,500,000	7,782,532
Italy Certificati di Credito del Tesoro (Italy) 1.762% due 06/30/15	9,000,000	11,787,738
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	$12,300,000	13,043,523
Mexican Bonos (Mexico) 10.000% due 12/05/24	MXN 210,000,000	21,140,781
Province of Ontario (Canada) 1.000% due 07/22/16	$2,500,000	2,508,250
1.600% due 09/21/16	4,400,000	4,482,104
1.650% due 09/27/19	17,200,000	16,580,662
2.850% due 06/02/23	CAD 3,600,000	3,328,231
3.000% due 07/16/18	$2,500,000	2,641,020
3.150% due 06/02/22	CAD 24,800,000	23,851,386
4.000% due 06/02/21	20,200,000	20,843,231
4.200% due 03/08/18	1,000,000	1,051,716
4.200% due 06/02/20	10,800,000	11,343,748
4.300% due 03/08/17	800,000	838,965
4.400% due 06/02/19	13,500,000	14,349,803
4.400% due 04/14/20	$2,400,000	2,664,458
5.500% due 06/02/18	CAD 3,800,000	4,205,879
Province of Quebec (Canada) 2.750% due 08/25/21	$4,300,000	4,204,415
3.500% due 07/29/20	2,400,000	2,516,002
3.500% due 12/01/22	CAD 5,800,000	5,665,818
4.250% due 12/01/21	10,900,000	11,355,767
Province of Saskatchewan (Canada) 8.500% due 07/15/22	$340,000	468,172
Spain Government (Spain) 4.750% due 07/30/14	EUR 22,500,000	31,359,919
Spain Letras del Tesoro (Spain) 1.194% due 06/20/14	10,700,000	14,377,371

	Principal Amount	Value
Xunta de Galicia (Spain) 5.763% due 04/03/17	EUR 300,000	$435,918
6.131% due 04/03/18	1,400,000	2,095,246

Total Foreign Government Bonds & Notes (Cost $607,350,172)		539,328,666

MUNICIPAL BONDS - 3.7%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$4,600,000	5,969,006
Buckeye Tobacco Settlement Financing Authority of OH ‘A2’ 5.875% due 06/01/47	5,400,000	4,052,484
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	1,831,665
California State Public Works Board ‘B2’ 7.804% due 03/01/35	4,700,000	5,434,798
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	8,101,152
Chicago Transit Authority IL ‘B’ 6.200% due 12/01/40	1,900,000	1,994,525
6.300% due 12/01/21	800,000	883,480
6.899% due 12/01/40	6,800,000	7,651,088
City of Los Angeles Wastewater Systems Revenue CA ‘A’ 5.713% due 06/01/39	1,600,000	1,739,312
County of Clark Airport System Revenue NV ‘C’ 6.820% due 07/01/45	3,300,000	4,103,154
Golden State Tobacco Securitization Corp CA ‘A1’ 5.125% due 06/01/47	1,800,000	1,256,382
5.750% due 06/01/47	3,000,000	2,305,380
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	325,410
Los Angeles Unified School District CA ‘A1’ 4.500% due 07/01/24	7,100,000	7,614,821
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	22,300,000	24,516,620
New York State Dormitory Authority 5.051% due 09/15/27	6,100,000	6,497,476
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	400,000	435,296
Palomar Community College District CA ‘A’ 4.750% due 05/01/32	400,000	412,860
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,673,296
Port Authority of New York & New Jersey 5.647% due 11/01/40	2,000,000	2,167,400
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,278,878
Salt River Project Agricultural Improvement & Power District AZ ‘A’ 5.000% due 01/01/38	5,200,000	5,415,280
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	38,323,120
State of California 7.550% due 04/01/39	3,550,000	4,623,875
7.950% due 03/01/36	1,200,000	1,390,632
State of Iowa 6.750% due 06/01/34	1,000,000	1,124,540
State of Texas ‘A’ 4.750% due 04/01/35	1,700,000	1,726,214
State of Wisconsin ‘A’ 5.050% due 05/01/18	1,700,000	1,884,824
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,700,000	6,875,784

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Tobacco Settlement Financing Corp NJ ‘1A’ 5.000% due 06/01/41	$7,000,000	$5,014,240
Tobacco Settlement Financing Corp RI ‘A’ 6.125% due 06/01/32	2,735,000	2,729,366
6.250% due 06/01/42	900,000	899,271
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	10,600,000	11,781,794

Total Municipal Bonds (Cost $164,091,763)		173,033,423

SHORT-TERM INVESTMENTS - 11.7%

Foreign Government Issues - 2.4%

Italy Buoni Ordinari del Tesoro BOT (Italy)
0.735% due 02/28/14	EUR 1,800,000	2,427,799
0.824% due 03/14/14	7,000,000	9,435,026
0.826% due 03/14/14	30,000,000	40,435,460
1.085% due 09/12/14	4,400,000	5,891,257
1.092% due 09/12/14	6,800,000	9,104,012
1.095% due 08/14/14	6,600,000	8,844,720
1.095% due 09/12/14	4,500,000	6,024,569
1.156% due 09/12/14	4,400,000	5,888,045
1.161% due 09/12/14	2,200,000	2,943,883
1.247% due 09/12/14	2,300,000	3,075,216
Spain Letras del Tesoro (Spain) 0.949% due 03/14/14	3,400,000	4,580,167
1.039% due 07/18/14	2,700,000	3,622,374
1.115% due 05/16/14	2,200,000	2,955,776
1.328% due 09/19/14	4,500,000	6,010,649

		111,238,953

U.S. Treasury Bills - 5.4%

0.005% due 01/02/14	$300,000	299,995
0.013% due 12/19/13	10,300,000	10,299,773
0.020% due 12/12/13 ‡	177,300,000	177,298,227
0.035% due 12/05/13 ‡	25,718,000	25,717,949
0.068% due 02/27/14	39,300,000	39,298,978

		252,914,922

U.S. Government Agency Issues - 0.1%

Federal Home Loan Bank 0.050% due 11/29/13	3,400,000	3,399,721

Repurchase Agreements - 3.8%

Bank of America 0.045% due 10/02/13 (Dated 09/03/13, repurchase price of $50,001,813; collateralized by U.S. Treasury Bonds: 3.125% due 11/15/41 and value $52,449,165)	50,000,000	50,000,000
Bank of America 0.045% due 10/03/13 (Dated 09/03/13, repurchase price of $50,001,875; collateralized by U.S. Treasury Notes: 0.750% due 10/31/17 and value $51,816,910)	50,000,000	50,000,000
Barclays PLC 0.040% due 10/02/13 (Dated 09/04/13, repurchase price of $22,700,706; collateralized by U.S. Treasury Notes: 2.625% due 11/15/20 and value $23,672,313)	22,700,000	22,700,000
Barclays PLC 0.040% due 10/07/13 (Dated 09/05/13, repurchase price of $16,300,580; collateralized by U.S. Treasury Notes: 2.250% due 11/30/17 and value $16,867,573)	16,300,000	16,300,000

	Principal Amount	Value
Citibank Inc 0.130% due 10/01/13 (Dated 09/30/13, repurchase price of $29,000,105; collateralized by Fannie Mae: 1.630% due 10/30/20 and value $29,516,138)	$29,000,000	$29,000,000
Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $8,759,319; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $8,939,188)	8,759,319	8,759,319

		176,759,319

Total Short-Term Investments (Cost $542,577,339)		544,312,915

TOTAL INVESTMENTS - 121.0% (Cost $5,674,772,695)		5,672,331,417

TOTAL SECURITIES SOLD SHORT - (0.2%) (See Note (d) in Notes to Schedule of Investments)
(Proceeds $9,604,219)		(9,856,250)

OTHER ASSETS & LIABILITIES, NET - (20.8%)		(974,130,107)

NET ASSETS - 100.0%		$4,688,345,060

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $18,465,548 or 0.4% of the portfolio’s net assets were in default as of September 30, 2013.

(c)	As of September 30, 2013, investments with a total aggregate value of $53,052,255 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, delayed delivery securities (including sale-buyback financing transactions) and swap contracts. In addition, $10,234,000 in cash was segregated as collateral for open futures and swap contracts.

(d)	Securities sold short outstanding as of September 30, 2013 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.2%)
Government National Mortgage Association 3.000% due 10/21/43	$10,000,000	($9,856,250)

Total Securities Sold Short (Proceeds $9,604,219)		($9,856,250)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(e)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Eurodollar (09/14)	CIT	194	$194,000,000	$40,884
Eurodollar (06/15)	CIT	3,899	3,899,000,000	1,617,514
Eurodollar (09/15)	CIT	2,435	2,435,000,000	512,239
Eurodollar (12/15)	CIT	3,003	3,003,000,000	(1,123,830)
Eurodollar (03/16)	CIT	542	542,000,000	(517,562)
Eurodollar (06/16)	CIT	67	67,000,000	39,798
Eurodollar (09/16)	CIT	1,005	1,005,000,000	1,295,383
United Kingdom 90-Day Sterling (03/15)	CIT	54	GBP 27,000,000	(14,029)
U.S. Treasury 5-Year Notes (12/13)	CIT	2,628	$262,800,000	5,203,442
U.S. Treasury 10-Year Notes (12/13)	CIT	1,458	145,800,000	2,462,656

Total Futures Contracts				$9,516,495

(f)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedule of Investments) outstanding during the nine-month period ended September 30, 2013 was $91,870,250 at a weighted average interest rate of 0.051%.

(g)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	11,037,269	USD	4,972,863	10/13	DUB	$7,180
BRL	1,400,633	USD	628,086	10/13	HSB	3,883
BRL	78,404,490	USD	35,158,964	10/13	JPM	217,334
BRL	211,789,063	USD	95,572,682	10/13	MSC	(12,937)
BRL	52,855,894	USD	23,310,207	10/13	MSC	538,502
BRL	83,968,521	USD	37,654,045	10/13	UBS	232,757
BRL	4,316,207	USD	1,898,987	11/13	HSB	33,326
BRL	29,889,957	USD	13,341,944	11/13	MSC	39,422
BRL	17,050,441	USD	7,394,909	01/14	MSC	140,791
CAD	5,952,000	USD	5,758,820	12/13	CIT	7,699
CAD	3,280,000	USD	3,181,930	12/13	GSC	(4,144)
CAD	4,555,000	USD	4,442,299	12/13	HSB	(29,245)
DKK	32,038,000	USD	5,721,991	11/13	BRC	91,559
EUR	21,913,676	USD	29,222,785	10/13	CIT	423,141
EUR	40,232,324	USD	54,192,941	10/13	DUB	235,377
EUR	17,069,000	USD	22,717,098	10/13	JPM	374,706
GBP	626,000	USD	1,001,420	12/13	JPM	11,482
USD	4,949,448	BRL	11,037,269	10/13	DUB	(30,595)
USD	607,610	BRL	1,400,633	10/13	HSB	(24,359)
USD	32,295,790	BRL	78,404,490	10/13	JPM	(3,080,508)
USD	122,385,439	BRL	281,695,397	10/13	MSC	(4,716,216)
USD	34,165,488	BRL	83,968,521	10/13	UBS	(3,721,314)
USD	176,635,664	BRL	410,112,685	11/13	CSF	(6,966,738)
USD	23,146,370	BRL	52,855,894	11/13	MSC	(516,563)
USD	4,874,903	BRL	11,037,269	01/14	DUB	(3,184)
USD	93,711,975	BRL	211,789,063	01/14	MSC	108,606
USD	124,361,682	CAD	127,563,000	12/13	CIT	773,903
USD	39,281,638	EUR	29,824,000	10/13	BOA	(1,065,774)
USD	34,979,264	EUR	26,197,000	10/13	CIT	(461,359)
USD	31,379,673	EUR	23,194,000	10/13	GSC	1,660
USD	94,680,446	EUR	70,211,000	11/13	CIT	(312,260)
USD	54,196,361	EUR	40,232,324	11/13	DUB	(236,383)
USD	2,403,796	EUR	1,800,000	02/14	CSF	(32,367)
USD	48,568,725	EUR	36,852,000	03/14	BOA	(1,309,941)
USD	4,523,677	EUR	3,384,000	03/14	RBS	(56,520)
USD	2,653,119	EUR	2,100,000	04/14	BNP	(189,370)
USD	2,027,760	EUR	1,600,000	04/14	CIT	(137,946)
USD	3,793,590	EUR	3,000,000	06/14	BNP	(268,127)
USD	17,363,814	EUR	13,000,000	06/14	BOA	(236,959)
USD	3,170,000	EUR	2,500,000	06/14	CSF	(214,764)
USD	3,073,085	EUR	2,300,000	06/14	HSB	(40,898)
USD	2,656,500	EUR	2,100,000	07/14	BNP	(187,036)
USD	2,024,960	EUR	1,600,000	08/14	BNP	(141,829)
USD	151,835	JPY	15,000,000	10/13	CIT	(779)
USD	688,257	JPY	68,900,000	10/13	CSF	(12,753)
USD	689,108	JPY	67,600,000	10/13	HSB	1,325
USD	23,389,171	MXN	310,095,545	12/13	JPM	(155,921)

Total Forward Foreign Currency Contracts						($20,924,136)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(h)	Transactions in written options for the nine-month period ended September 30, 2013 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2012	-	594,100,000	9,900,000	$4,016,820
Call Options Written	396	923,000,000	39,900,000	1,527,476
Put Options Written	396	1,527,600,000	99,300,000	7,059,033
Put Options Exercised	(396)	(571,300,000)	-	(2,219,581)
Call Options Expired	(396)	(705,800,000)	-	(1,191,813)
Put Options Expired	-	(898,100,000)	(69,300,000)	(5,223,106)
Put Options Repurchased	-	(77,100,000)	-	(321,107)

Outstanding, September 30, 2013	-	792,400,000	79,800,000	$3,647,722

(i)	Premiums received and value of written options outstanding as of September 30, 2013 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection (1)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount (3)	Premium	Value (4)
Call - OTC CDX IG 20 5Y Index	0.600%	12/18/13	BNP	$12,400,000	$6,200	($3,343)
Call - OTC CDX IG 20 5Y Index	0.600%	12/18/13	BRC	10,300,000	5,150	(2,777)
Call - OTC CDX IG 20 5Y Index	0.650%	12/18/13	BOA	16,600,000	13,470	(11,778)
Call - OTC CDX IG 20 5Y Index	0.650%	12/18/13	BRC	4,700,000	3,525	(3,334)
Call - OTC CDX IG 20 5Y Index	0.650%	12/18/13	DUB	4,700,000	3,760	(3,335)

					$32,105	($24,567)

Credit Default Swaptions on Credit Indices – Sell Protection (2)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount (3)	Premium	Value (4)
Put - OTC CDX IG 20 5Y Index	0.900%	12/18/13	BNP	$12,400,000	$13,950	($17,854)
Put - OTC CDX IG 20 5Y Index	0.900%	12/18/13	BRC	15,000,000	19,998	(21,597)
Put - OTC CDX IG 20 5Y Index	0.900%	12/18/13	DUB	4,700,000	7,990	(6,767)
Put - OTC CDX IG 20 5Y Index	1.000%	12/18/13	BOA	16,600,000	39,140	(15,284)
Put - OTC CDX IG 20 5Y Index	1.100%	12/18/13	MSC	6,000,000	11,850	(3,424)

					$92,928	($64,926)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The seller is only obligated if the swaption is exercised.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.
(3)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(4)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - OTC JPY versus USD	JPY 95.00	10/09/13	BOA	$7,000,000	$23,730	($3,115)
Put - OTC JPY versus USD	96.00	10/21/13	BNP	6,600,000	20,592	(20,480)

					$44,322	($23,595)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($4,796)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(14,400)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(33,857)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(14,655)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(16,433)

						$659,650	($84,141)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	01/27/14	GSC	$175,500,000	$294,274	($436,750)
Call - OTC 10-Year Interest Rate Swap	Receive	2.500%	01/27/14	RBS	9,100,000	54,600	(42,546)

	Based on 3-Month EUR-LIBOR
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	BOA	EUR 26,900,000	50,270	(28,393)
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	BRC	6,500,000	12,566	(6,860)
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	GSC	6,500,000	13,403	(6,861)

						425,113	(521,410)

	Based on 3-Month USD-LIBOR
Put - OTC 5-Year Interest Rate Swap	Pay	1.900%	10/18/13	DUB	$35,300,000	153,555	(16,891)
Put - OTC 5-Year Interest Rate Swap	Pay	1.900%	10/18/13	GSC	45,200,000	138,990	(21,628)
Put - OTC 5-Year Interest Rate Swap	Pay	1.500%	10/28/13	GSC	100,000,000	275,355	(675,630)
Put - OTC 5-Year Interest Rate Swap	Pay	1.750%	11/27/13	MSC	57,200,000	506,411	(277,826)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	01/27/14	GSC	175,500,000	1,159,500	(995,103)
Put - OTC 10-Year Interest Rate Swap	Pay	3.500%	01/27/14	RBS	9,100,000	72,345	(42,843)

	Based on 3-Month EUR-LIBOR
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	BOA	EUR 26,900,000	59,804	(32,829)
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	BRC	6,500,000	14,241	(7,932)
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	GSC	6,500,000	13,403	(7,933)

						2,393,604	(2,078,615)

						$2,818,717	($2,600,025)

Total Written Options						$3,647,722	($2,797,254)

(j)	Swap agreements outstanding as of September 30, 2013 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Everest Reinsurance Holdings Inc	0.535%	12/20/14	BRC	0.282%	$2,000,000	($6,554)	$-	($6,554)
Rohm & Haas Co	0.580%	09/20/17	UBS	0.333%	5,000,000	(49,565)	-	(49,565)

						($56,119)	$-	($56,119)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
General Electric Capital Corp	4.000%	12/20/13	CIT	0.192%	$4,600,000	$44,992	$-	$44,992
General Electric Capital Corp	4.200%	12/20/13	CIT	0.192%	11,400,000	117,324	-	117,324
General Electric Capital Corp	4.230%	12/20/13	DUB	0.192%	7,700,000	79,835	-	79,835
General Electric Capital Corp	4.325%	12/20/13	CIT	0.192%	7,200,000	76,397	-	76,397
General Electric Capital Corp	4.400%	12/20/13	BRC	0.192%	13,400,000	144,750	-	144,750
General Electric Capital Corp	4.500%	12/20/13	BRC	0.192%	16,900,000	186,873	-	186,873
General Electric Capital Corp	4.700%	12/20/13	BRC	0.192%	13,500,000	156,172	-	156,172
General Electric Capital Corp	4.850%	12/20/13	CIT	0.192%	5,900,000	70,513	-	70,513
General Electric Capital Corp	4.900%	12/20/13	DUB	0.192%	2,800,000	33,821	-	33,821
MetLife Inc	1.000%	06/20/14	DUB	0.108%	15,000,000	102,059	(66,241)	168,300
Bank of America Corp	1.000%	09/20/14	DUB	0.317%	1,700,000	11,910	13,069	(1,159)
Mexico Government	1.000%	03/20/15	BRC	0.549%	3,000,000	20,894	(67,496)	88,390
Mexico Government	1.000%	03/20/15	CIT	0.549%	3,000,000	20,894	(68,880)	89,774
Mexico Government	1.000%	03/20/15	DUB	0.549%	1,500,000	10,447	(34,440)	44,887
China Government	1.000%	03/20/15	MSC	0.226%	1,700,000	19,978	(25,506)	45,484
China Government	1.000%	06/20/15	BOA	0.268%	4,500,000	58,413	75,362	(16,949)
China Government	1.000%	06/20/15	CIT	0.268%	1,000,000	12,981	16,386	(3,405)
China Government	1.000%	06/20/15	RBS	0.268%	2,200,000	28,557	37,125	(8,568)
U.S. Treasury	0.250%	09/20/15	UBS	0.328%	EUR 10,100,000	(19,932)	(62,585)	42,653
Brazilian Government	1.000%	09/20/15	BOA	0.985%	$700,000	422	(6,372)	6,794
Mexico Government	1.000%	09/20/15	BOA	0.620%	600,000	4,683	(2,154)	6,837
Brazilian Government	1.000%	09/20/15	BRC	0.985%	2,300,000	1,386	(19,842)	21,228
Brazilian Government	1.000%	09/20/15	CIT	0.985%	1,000,000	603	(15,694)	16,297
Mexico Government	1.000%	09/20/15	CIT	0.620%	1,000,000	7,805	(15,080)	22,885
General Electric Capital Corp	1.000%	09/20/15	DUB	0.398%	2,100,000	25,645	25,942	(297)
Indonesia Government	1.000%	09/20/15	DUB	1.268%	1,000,000	(4,942)	(23,587)	18,645
Brazilian Government	1.000%	09/20/15	HSB	0.985%	2,600,000	1,567	(25,871)	27,438
Brazilian Government	1.000%	09/20/15	JPM	0.985%	2,900,000	1,748	(29,862)	31,610
Brazilian Government	1.000%	09/20/15	UBS	0.985%	600,000	362	(5,677)	6,039
Mexico Government	1.000%	09/20/15	UBS	0.620%	500,000	3,903	(7,073)	10,976
Brazilian Government	1.000%	12/20/15	BRC	1.027%	13,000,000	(3,748)	(75,003)	71,255
Mexico Government	1.000%	12/20/15	GSC	0.644%	4,500,000	36,968	(121,173)	158,141
Brazilian Government	1.000%	12/20/15	MSC	1.027%	12,900,000	(3,719)	(74,426)	70,707
Mexico Government	1.000%	03/20/16	DUB	0.699%	12,300,000	95,058	(90,237)	185,295
Mexico Government	1.000%	03/20/16	HSB	0.699%	18,000,000	139,110	(133,510)	272,620
Indonesia Government	1.000%	06/20/16	BRC	1.554%	6,400,000	(92,466)	(101,386)	8,920
Mexico Government	1.000%	06/20/16	CIT	0.744%	6,200,000	44,887	(13,370)	58,257
U.S. Treasury	0.250%	09/20/16	UBS	0.326%	EUR 13,600,000	(40,173)	(190,345)	150,172
Mexico Government	1.000%	09/20/16	GSC	0.781%	$2,300,000	15,536	(11,064)	26,600
Mexico Government	1.000%	09/20/16	HSB	0.781%	400,000	2,702	2,214	488
Mexico Government	1.000%	09/20/16	JPM	0.781%	400,000	2,702	2,306	396
Indonesia Government	1.000%	09/20/16	MSC	1.634%	4,400,000	(79,466)	(336,028)	256,562
Mexico Government	1.000%	09/20/16	MSC	0.781%	4,600,000	31,072	(20,427)	51,499
China Government	1.000%	09/20/16	RBS	0.456%	300,000	4,932	2,085	2,847
Mexico Government	1.000%	09/20/16	UBS	0.781%	1,200,000	8,106	(5,265)	13,371
Brazilian Government	1.000%	03/20/17	BOA	1.381%	900,000	(11,344)	(9,607)	(1,737)
Mexico Government	1.000%	06/20/17	GSC	0.926%	300,000	906	(2,793)	3,699

						$1,371,123	($1,486,505)	$2,857,628

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - CDX EM 12 5Y	5.000%	12/20/14	DUB	$2,100,000	$48,144	$210,450	($162,306)
OTC - CDX EM 13 5Y	5.000%	06/20/15	BRC	7,300,000	234,704	809,700	(574,996)
OTC - CDX EM 13 5Y	5.000%	06/20/15	CSF	800,000	25,721	100,000	(74,279)
OTC - CDX EM 13 5Y	5.000%	06/20/15	DUB	6,400,000	205,768	697,200	(491,432)
OTC - CDX EM 13 5Y	5.000%	06/20/15	GSC	300,000	9,645	37,350	(27,705)
OTC - CDX EM 13 5Y	5.000%	06/20/15	HSB	35,400,000	1,138,154	2,948,700	(1,810,546)
OTC - CDX EM 13 5Y	5.000%	06/20/15	JPM	2,500,000	80,378	287,600	(207,222)
OTC - CDX EM 13 5Y	5.000%	06/20/15	MSC	15,000,000	482,268	1,743,250	(1,260,982)
OTC - CDX IG9 10Y	0.548%	12/20/17	GSC	3,761,546	64,543	-	64,543
ICE - CDX IG 21 5Y	1.000%	12/20/18	ICE	74,800,000	688,650	675,189	13,461

					$2,977,975	$7,509,439	($4,531,464)

					$4,292,979	$6,022,934	($1,729,955)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country and U.S. Treasury Obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CME - 3-Month USD-LIBOR	CME	Pay	1.500%	03/18/16	$527,300,000	$3,057,048	$2,969,505	$87,543
OTC - 28-Day MXN TIIE	BRC	Pay	5.600%	09/06/16	MXN 24,100,000	57,405	12,013	45,392
OTC - 28-Day MXN TIIE	HSB	Pay	5.600%	09/06/16	337,200,000	803,191	128,118	675,073
OTC - BRL-CDI-Compounded	BOA	Pay	8.860%	01/02/17	BRL 2,500,000	(47,015)	1,956	(48,971)
OTC - BRL-CDI-Compounded	UBS	Pay	8.900%	01/02/17	1,400,000	(29,305)	1,202	(30,507)
OTC - BRL-CDI-Compounded	GSC	Pay	9.095%	01/02/17	3,000,000	(58,317)	-	(58,317)
OTC - BRL-CDI-Compounded	DUB	Pay	9.130%	01/02/17	4,000,000	(75,188)	14,329	(89,517)
OTC - BRL-CDI-Compounded	MSC	Pay	9.140%	01/02/17	3,000,000	(56,600)	9,886	(66,486)
OTC - BRL-CDI-Compounded	BOA	Pay	10.630%	01/02/17	2,000,000	(9,622)	(75)	(9,547)
OTC - BRL-CDI-Compounded	DUB	Pay	10.630%	01/02/17	1,000,000	(4,811)	261	(5,072)
OTC - BRL-CDI-Compounded	GSC	Pay	10.630%	01/02/17	9,600,000	(46,184)	20,871	(67,055)
OTC - BRL-CDI-Compounded	MSC	Pay	10.630%	01/02/17	8,600,000	(41,373)	24,051	(65,424)
OTC - 28-Day MXN TIIE	BRC	Pay	5.000%	09/13/17	MXN 4,900,000	1,161	(2,848)	4,009
OTC - 28-Day MXN TIIE	HSB	Pay	5.000%	09/13/17	14,800,000	3,507	(9,434)	12,941
OTC - 28-Day MXN TIIE	BRC	Pay	5.500%	09/13/17	33,000,000	54,518	(7,366)	61,884
OTC - 28-Day MXN TIIE	HSB	Pay	5.500%	09/13/17	10,000,000	16,521	(2,246)	18,767
OTC - 28-Day MXN TIIE	MSC	Pay	5.500%	09/13/17	33,000,000	54,518	(7,734)	62,252
CME - 3-Month USD-LIBOR	CME	Pay	3.000%	09/21/17	$30,900,000	201,693	48,822	152,871
CME -1-Day USD-Federal Funds	CME	Pay	1.000%	10/15/17	59,400,000	(659,933)	(70,012)	(589,921)
OTC - 28-Day MXN TIIE	HSB	Pay	4.750%	02/26/18	MXN 12,700,000	(13,738)	(10,131)	(3,607)
OTC - 28-Day MXN TIIE	BRC	Pay	5.250%	06/11/18	6,200,000	916	(3,986)	4,902
OTC - 28-Day MXN TIIE	GSC	Pay	5.250%	06/11/18	11,200,000	1,654	(7,009)	8,663
OTC - 28-Day MXN TIIE	JPM	Pay	5.250%	06/11/18	5,000,000	738	(1,992)	2,730
OTC - 28-Day MXN TIIE	MSC	Pay	5.250%	06/11/18	7,500,000	1,108	(4,197)	5,305
OTC - 28-Day MXN TIIE	BRC	Pay	5.500%	06/11/18	4,800,000	4,678	(1,083)	5,761
OTC - 28-Day MXN TIIE	GSC	Pay	5.500%	06/11/18	15,800,000	15,397	(3,248)	18,645
OTC - 28-Day MXN TIIE	HSB	Pay	5.500%	06/11/18	5,200,000	5,067	(387)	5,454
OTC - 28-Day MXN TIIE	JPM	Pay	5.500%	06/11/18	2,500,000	2,436	(160)	2,596
OTC - 28-Day MXN TIIE	MSC	Pay	5.500%	06/11/18	13,800,000	13,449	(2,846)	16,295
OTC - 28-Day MXN TIIE	MSC	Pay	6.350%	06/02/21	160,000,000	136,662	241,346	(104,684)
OTC - 28-Day MXN TIIE	BOA	Pay	5.500%	09/02/22	20,400,000	(102,183)	(30,763)	(71,420)
OTC - 28-Day MXN TIIE	MSC	Pay	5.500%	09/02/22	67,000,000	(335,600)	(109,423)	(226,177)
OTC - 28-Day MXN TIIE	BRC	Pay	5.750%	09/02/22	38,000,000	(138,639)	(5,253)	(133,386)
OTC - 28-Day MXN TIIE	UBS	Pay	5.750%	09/02/22	23,000,000	(83,913)	(3,774)	(80,139)
OTC - 28-Day MXN TIIE	BNP	Pay	5.750%	06/05/23	8,800,000	(40,603)	(11,338)	(29,265)
OTC - 28-Day MXN TIIE	BRC	Pay	5.750%	06/05/23	7,800,000	(35,989)	(22,433)	(13,556)
OTC - 28-Day MXN TIIE	DUB	Pay	5.750%	06/05/23	17,600,000	(81,207)	(29,673)	(51,534)
OTC - 28-Day MXN TIIE	GSC	Pay	5.750%	06/05/23	18,600,000	(85,821)	(46,058)	(39,763)
OTC - 28-Day MXN TIIE	HSB	Pay	5.750%	06/05/23	22,300,000	(102,892)	(36,629)	(66,263)
OTC - 28-Day MXN TIIE	BRC	Pay	6.000%	06/05/23	17,800,000	(56,505)	(30,940)	(25,565)
OTC - 28-Day MXN TIIE	JPM	Pay	6.000%	06/05/23	18,800,000	(66,051)	(89,585)	23,534
CME - 6-Month JPY-LIBOR	CME	Receive	1.000%	09/18/23	JPY 6,590,000,000	(943,642)	388,754	(1,332,396)
CME - 3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	$303,200,000	51,156,019	19,608,092	31,547,927
CME - 3-Month USD-LIBOR	CME	Receive	3.500%	12/18/43	82,700,000	3,151,188	4,974,789	(1,823,601)

						$55,623,743	$27,893,372	$27,730,371

Total Swap Agreements						$59,916,722	$33,916,306	$26,000,416

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Financials	$3,082,558	$-	$1,433,344	$1,649,214
	Convertible Preferred Stocks (1)	20,475,180	20,475,180	-	-
	Corporate Bonds & Notes	712,175,860	-	712,175,860	-
	Senior Loan Notes	3,628,718	-	3,628,718	-
	Mortgage-Backed Securities	2,261,513,103	-	2,261,295,850	217,253
	Asset-Backed Securities	76,486,197	-	76,486,197	-
	U.S. Government Agency Issues	210,671,201	-	210,671,201	-
	U.S. Treasury Obligations	1,127,623,596	-	1,127,623,596	-
	Foreign Government Bonds & Notes	539,328,666	-	539,328,666	-
	Municipal Bonds	173,033,423	-	173,033,423	-
	Short-Term Investments	544,312,915	-	544,312,915	-
	Derivatives:
	Credit Contracts
	Swaps	4,604,888	-	4,604,888	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,242,653	-	3,242,653	-
	Interest Rate Contracts
	Futures	11,171,916	11,171,916	-	-
	Swaps	58,738,874	-	58,738,874	-

	Total Interest Rate Contracts	69,910,790	11,171,916	58,738,874	-

	Total Assets - Derivatives	77,758,331	11,171,916	66,586,415	-

	Total Assets	5,750,089,748	31,647,096	5,716,576,185	1,866,467

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(9,856,250)	-	(9,856,250)	-
	Derivatives:
	Credit Contracts
	Written Options	(89,493)	-	(89,493)	-
	Swaps	(311,909)	-	(311,909)	-

	Total Credit Contracts	(401,402)	-	(401,402)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(24,166,789)	-	(24,166,789)	-
	Written Options	(23,595)	-	(23,595)	-

	Total Foreign Currency Contracts	(24,190,384)	-	(24,190,384)	-

	Interest Rate Contracts
	Futures	(1,655,421)	(1,655,421)	-	-
	Written Options	(2,684,166)	-	(2,600,025)	(84,141)
	Swaps	(3,115,131)	-	(3,115,131)	-

	Total Interest Rate Contracts	(7,454,718)	(1,655,421)	(5,715,156)	(84,141)

	Total Liabilities - Derivatives	(32,046,504)	(1,655,421)	(30,306,942)	(84,141)

	Total Liabilities	(41,902,754)	(1,655,421)	(40,163,192)	(84,141)

	Total	$5,708,186,994	$29,991,675	$5,676,412,993	$1,782,326

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 54.3%

Consumer Discretionary - 4.4%

AutoZone Inc 5.500% due 11/15/15	$1,165,000	$1,271,281
5.750% due 01/15/15	960,000	1,020,082
Brinker International Inc 2.600% due 05/15/18	940,000	937,561
Carnival Corp (Panama) 1.200% due 02/05/16	2,585,000	2,570,718
COX Communications Inc 5.450% due 12/15/14	3,425,000	3,619,215
DIRECTV Holdings LLC 1.750% due 01/15/18	3,860,000	3,726,278
3.500% due 03/01/16	2,070,000	2,159,592
4.750% due 10/01/14	9,520,000	9,896,982
DISH DBS Corp 4.250% due 04/01/18	5,150,000	5,182,187
Dollar General Corp 4.125% due 07/15/17	4,480,000	4,766,169
DR Horton Inc 4.750% due 05/15/17	5,750,000	6,037,500
General Motors Co 3.500% due 10/02/18 ~	3,550,000	3,558,875
Hasbro Inc 6.125% due 05/15/14	1,310,000	1,352,681
NBCUniversal Enterprise Inc 0.953% due 04/15/18 § ~	3,225,000	3,243,921
NBCUniversal Media LLC 2.100% due 04/01/14	7,050,000	7,107,845
Newell Rubbermaid Inc 2.000% due 06/15/15	1,015,000	1,029,550
Omnicom Group Inc 5.900% due 04/15/16	6,665,000	7,454,809
Staples Inc 9.750% due 01/15/14	5,500,000	5,637,824
TCM Sub LLC 3.550% due 01/15/15 ~	8,005,000	8,249,393
The Interpublic Group of Cos Inc 2.250% due 11/15/17	6,145,000	6,042,637
6.250% due 11/15/14	4,848,000	5,090,400
Thomson Reuters Corp (Canada) 0.875% due 05/23/16	2,655,000	2,641,499
Time Warner Cable Inc 7.500% due 04/01/14	1,530,000	1,579,971
8.250% due 02/14/14	1,168,000	1,199,069
Viacom Inc 2.500% due 09/01/18	1,020,000	1,019,524
WMG Acquisition Corp 11.500% due 10/01/18	4,115,000	4,763,112

		101,158,675

Consumer Staples - 2.9%

Altria Group Inc 8.500% due 11/10/13	5,625,000	5,670,968
Avon Products Inc 2.375% due 03/15/16	2,210,000	2,256,569
BAT International Finance PLC (United Kingdom) 1.400% due 06/05/15 ~	7,085,000	7,152,414
8.125% due 11/15/13 ~	7,361,000	7,424,341
Bunge Ltd Finance Corp 3.200% due 06/15/17	2,665,000	2,763,021
5.350% due 04/15/14	7,033,000	7,200,048
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	8,145,000	8,365,868
General Mills Inc 0.564% due 01/29/16 §	1,610,000	1,612,108

	Principal Amount	Value
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	$8,745,000	$8,537,866
Kraft Foods Group Inc 1.625% due 06/04/15	5,345,000	5,430,867
Pernod Ricard SA (France) 2.950% due 01/15/17 ~	6,600,000	6,853,737
Reynolds American Inc 1.050% due 10/30/15	1,310,000	1,311,455
Spectrum Brands Inc 9.500% due 06/15/18	2,525,000	2,793,307

		67,372,569

Energy - 8.7%

Anadarko Petroleum Corp 5.750% due 06/15/14	4,215,000	4,357,092
6.375% due 09/15/17	5,805,000	6,755,342
Antero Resources Finance Corp 9.375% due 12/01/17	3,026,000	3,215,125
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	6,400,000	6,706,477
Canadian Natural Resources Ltd (Canada) 1.450% due 11/14/14	2,395,000	2,413,671
5.700% due 05/15/17	5,985,000	6,773,961
Chesapeake Energy Corp 3.250% due 03/15/16	4,225,000	4,261,969
CNOOC Finance Ltd (United Kingdom) 1.125% due 05/09/16	2,246,000	2,223,978
Continental Resources Inc 8.250% due 10/01/19	2,606,000	2,879,630
DCP Midstream LLC 5.375% due 10/15/15 ~	4,075,000	4,377,642
9.700% due 12/01/13 ~	3,090,000	3,133,016
DCP Midstream Operating LP 2.500% due 12/01/17	4,740,000	4,701,042
Ecopetrol SA (Colombia) 4.250% due 09/18/18	1,000,000	1,031,250
Energy Transfer Partners LP 5.950% due 02/01/15	5,005,000	5,322,923
6.700% due 07/01/18	765,000	897,028
8.500% due 04/15/14	5,090,000	5,286,749
Ensco PLC (United Kingdom) 3.250% due 03/15/16	9,350,000	9,767,234
Enterprise Products Operating LLC 1.250% due 08/13/15	3,930,000	3,952,727
5.600% due 10/15/14	765,000	804,214
Gazprom OAO (Luxembourg) 4.950% due 05/23/16 ~	4,880,000	5,160,600
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	2,035,000	2,143,856
5.125% due 11/15/14	2,985,000	3,128,358
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	1,070,000	1,142,935
Magellan Midstream Partners LP 6.450% due 06/01/14	2,610,000	2,709,749
Marathon Oil Corp 0.900% due 11/01/15	5,465,000	5,467,722
Murphy Oil Corp 2.500% due 12/01/17	4,050,000	4,024,602
Nabors Industries Inc 2.350% due 09/15/16 ~	895,000	905,444
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	770,000	774,826
3.450% due 08/01/15	3,813,000	3,967,903
7.375% due 03/15/14	700,000	720,083
ONEOK Partners LP 3.200% due 09/15/18	385,000	392,787
3.250% due 02/01/16	7,260,000	7,562,909
Petrobras Global Finance BV (Netherlands) 2.000% due 05/20/16	4,325,000	4,308,751

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Petrohawk Energy Corp 7.250% due 08/15/18	$7,800,000	$8,482,500
10.500% due 08/01/14	1,650,000	1,709,070
Phillips 66 1.950% due 03/05/15	3,415,000	3,468,192
Pioneer Natural Resources Co 5.875% due 07/15/16	8,515,000	9,491,764
Plains All American Pipeline LP 3.950% due 09/15/15	8,085,000	8,562,880
Rosetta Resources Inc 9.500% due 04/15/18	2,155,000	2,332,788
Rowan Cos Inc 5.000% due 09/01/17	2,035,000	2,214,697
Spectra Energy Partners LP 2.950% due 09/25/18	1,850,000	1,883,030
Talisman Energy Inc (Canada) 5.125% due 05/15/15	6,030,000	6,388,152
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	5,760,000	6,625,365
TransCanada PipeLines Ltd (Canada) 0.875% due 03/02/15	1,455,000	1,460,097
Transocean Inc (Cayman) 2.500% due 10/15/17	4,420,000	4,436,920
4.950% due 11/15/15	4,465,000	4,792,856
5.050% due 12/15/16	1,740,000	1,908,719
Williams Partners LP 3.800% due 02/15/15	7,940,000	8,244,737
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	5,115,000	5,295,191
5.000% due 11/15/13 ~	745,000	748,438

		199,316,991

Financials - 22.0%

ACE INA Holdings Inc 5.875% due 06/15/14	3,000,000	3,108,276
Aflac Inc 2.650% due 02/15/17	920,000	954,300
Ally Financial Inc 3.125% due 01/15/16	6,000,000	6,023,646
American Express Co 0.852% due 05/22/18 §	8,540,000	8,539,471
American Express Credit Corp 1.750% due 06/12/15	3,590,000	3,657,194
American Honda Finance Corp 0.637% due 05/26/16 § ~	6,020,000	6,037,602
American International Group Inc 3.000% due 03/20/15	1,390,000	1,431,207
4.250% due 09/15/14	10,435,000	10,782,005
American Tower Corp REIT 4.625% due 04/01/15	12,109,000	12,657,744
Bank of America Corp 1.070% due 03/22/16 §	2,485,000	2,495,782
1.250% due 01/11/16	4,865,000	4,863,798
1.500% due 10/09/15	13,145,000	13,224,462
Barclays Bank PLC (United Kingdom) 5.200% due 07/10/14	11,620,000	12,029,407
BB&T Corp 1.114% due 06/15/18 §	5,830,000	5,866,385
BNP Paribas SA (France) 2.700% due 08/20/18	4,645,000	4,704,521
Boston Properties LP REIT 5.000% due 06/01/15	5,860,000	6,252,591
Capital One Financial Corp 2.125% due 07/15/14	647,000	654,319
2.150% due 03/23/15	5,485,000	5,575,678
7.375% due 05/23/14	5,075,000	5,291,992
CIT Group Inc 4.750% due 02/15/15 ~	3,770,000	3,911,375
Citigroup Inc 1.038% due 04/01/16 §	8,940,000	8,965,989
1.250% due 01/15/16	8,235,000	8,234,802

	Principal Amount	Value
CNH Capital LLC 3.875% due 11/01/15	$8,230,000	$8,518,050
Daimler Finance North America LLC 0.858% due 03/28/14 § ~	7,320,000	7,340,049
1.125% due 08/01/18 § ~	4,430,000	4,458,246
1.875% due 09/15/14 ~	2,195,000	2,218,978
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	10,220,000	10,721,066
Fifth Third Bancorp 3.625% due 01/25/16	3,265,000	3,447,135
Ford Motor Credit Co LLC 2.750% due 05/15/15	7,465,000	7,639,285
3.000% due 06/12/17	4,180,000	4,300,906
3.875% due 01/15/15	6,325,000	6,544,212
General Electric Capital Corp 0.959% due 04/02/18 §	17,450,000	17,569,358
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	5,560,000	5,571,159
HSBC Bank PLC (United Kingdom) 0.904% due 05/15/18 § ~	5,900,000	5,912,160
HSBC USA Inc 2.375% due 02/13/15	3,900,000	3,989,088
Hyundai Capital America 1.625% due 10/02/15 ~	3,450,000	3,457,480
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	2,410,000	2,508,340
4.375% due 07/27/16 ~	5,000,000	5,343,285
JPMorgan Chase & Co 0.882% due 02/26/16 §	5,750,000	5,763,311
2.000% due 08/15/17	12,075,000	12,133,298
KeyCorp 3.750% due 08/13/15	3,492,000	3,670,878
Kilroy Realty LP REIT 5.000% due 11/03/15	4,780,000	5,139,150
Marsh & McLennan Cos Inc 2.550% due 10/15/18	2,345,000	2,360,315
MetLife Inc 2.375% due 02/06/14	1,550,000	1,561,245
Metropolitan Life Global Funding I 1.500% due 01/10/18 ~	4,180,000	4,110,060
1.700% due 06/29/15 ~	11,010,000	11,164,316
Morgan Stanley 0.748% due 10/15/15 §	3,980,000	3,951,662
1.512% due 02/25/16 §	12,125,000	12,238,745
1.546% due 04/25/18 §	6,880,000	6,911,971
National Bank of Canada (Canada) 1.450% due 11/07/17	10,080,000	9,910,011
New York Life Global Funding 2.450% due 07/14/16 ~	7,735,000	8,011,302
Nissan Motor Acceptance Corp 1.950% due 09/12/17 ~	6,340,000	6,311,375
Nordea Bank AB (Sweden) 0.875% due 05/13/16 ~	12,165,000	12,081,451
Principal Financial Group Inc 1.850% due 11/15/17	1,225,000	1,215,857
Principal Life Global Funding II 0.632% due 05/27/16 § ~	12,285,000	12,319,349
1.000% due 12/11/15 ~	5,575,000	5,586,356
Prudential Financial Inc 5.100% due 09/20/14	5,249,000	5,473,484
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	5,235,000	5,350,296
Simon Property Group LP REIT 4.200% due 02/01/15	9,171,000	9,514,481
Societe Generale SA (France) 2.500% due 01/15/14 ~	2,660,000	2,671,818
Sumitomo Mitsui Banking Corp (Japan) 0.900% due 01/18/16	4,790,000	4,777,987
1.900% due 01/12/15 ~	6,500,000	6,585,033

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.800% due 03/28/18 ~	$7,980,000	$7,777,587
Sun Life Financial Global Funding III LP 0.521% due 10/06/13 § ~	9,335,000	9,335,084
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	11,435,000	11,257,849
The Bank of New York Mellon Corp 0.490% due 03/04/16 §	6,290,000	6,283,307
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.550% due 09/09/16 ~	6,950,000	6,998,928
The Goldman Sachs Group Inc 1.600% due 11/23/15	17,100,000	17,234,628
Toyota Motor Credit Corp 0.406% due 03/10/15 §	2,400,000	2,402,040
U.S. Bancorp 2.200% due 11/15/16	9,075,000	9,357,750
Union Bank NA 2.125% due 06/16/17	7,260,000	7,307,742
Ventas Realty LP REIT 1.550% due 09/26/16	1,990,000	1,994,575
2.000% due 02/15/18	1,945,000	1,908,168
3.125% due 11/30/15	4,850,000	5,068,871
Volkswagen International Finance NV (Netherlands) 1.625% due 03/22/15 ~	10,995,000	11,140,871
WEA Finance LLC 5.750% due 09/02/15 ~	5,280,000	5,746,229
Wells Fargo & Co 1.250% due 02/13/15	7,870,000	7,938,619

		505,367,342

Health Care - 3.2%

AbbVie Inc 1.200% due 11/06/15	10,165,000	10,207,866
Actavis Inc 1.875% due 10/01/17	4,955,000	4,929,497
5.000% due 08/15/14	5,925,000	6,129,507
Aetna Inc 1.500% due 11/15/17	2,525,000	2,482,239
Agilent Technologies Inc 6.500% due 11/01/17	5,905,000	6,912,730
Catholic Health Initiatives 1.600% due 11/01/17	675,000	661,221
Celgene Corp 1.900% due 08/15/17	15,165,000	15,232,727
Express Scripts Holding Co 2.750% due 11/21/14	5,095,000	5,207,090
3.125% due 05/15/16	2,750,000	2,880,796
Gilead Sciences Inc 2.400% due 12/01/14	4,465,000	4,559,113
Life Technologies Corp 3.500% due 01/15/16	4,365,000	4,540,071
McKesson Corp 0.950% due 12/04/15	1,935,000	1,938,079
UnitedHealth Group Inc 0.850% due 10/15/15	2,155,000	2,161,702
1.875% due 11/15/16	2,145,000	2,197,057
WellPoint Inc 1.250% due 09/10/15	3,630,000	3,656,720

		73,696,415

Industrials - 3.0%

Aircastle Ltd (Bermuda) 9.750% due 08/01/18	3,670,000	4,073,700
Eaton Corp 1.500% due 11/02/17 ~	2,745,000	2,709,554
ERAC USA Finance LLC 1.400% due 04/15/16 ~	2,851,000	2,840,352
2.750% due 03/15/17 ~	2,050,000	2,098,257

	Principal Amount	Value
2.800% due 11/01/18 ~	$470,000	$474,004
5.600% due 05/01/15 ~	1,445,000	1,546,049
Florida East Coast Railway Corp 8.125% due 02/01/17	3,210,000	3,382,537
GATX Corp 2.375% due 07/30/18	1,240,000	1,226,772
3.500% due 07/15/16	4,875,000	5,093,380
General Electric Co 0.850% due 10/09/15	10,740,000	10,770,974
Heathrow Funding Ltd (United Kingdom) 2.500% due 06/25/15 ~	8,010,000	8,137,495
International Lease Finance Corp 2.204% due 06/15/16 §	4,265,000	4,265,000
Kansas City Southern de Mexico SA de CV (Mexico) 2.350% due 05/15/20 ~	2,730,000	2,606,967
Penske Truck Leasing Co LP 2.500% due 07/11/14 ~	680,000	687,727
2.500% due 03/15/16 ~	1,300,000	1,325,134
2.875% due 07/17/18 ~	1,735,000	1,736,135
Roper Industries Inc 1.850% due 11/15/17	1,100,000	1,096,536
2.050% due 10/01/18	2,800,000	2,750,272
Southwest Airlines Co 5.250% due 10/01/14	4,000,000	4,159,840
USG Corp 8.375% due 10/15/18 ~	4,565,000	4,975,850
Waste Management Inc 5.000% due 03/15/14	2,925,000	2,983,468

		68,940,003

Information Technology - 1.5%

Altera Corp 1.750% due 05/15/17	4,020,000	3,990,670
Arrow Electronics Inc 3.375% due 11/01/15	2,685,000	2,779,440
Broadcom Corp 1.500% due 11/01/13	2,045,000	2,046,577
2.375% due 11/01/15	4,385,000	4,518,225
Fiserv Inc 3.125% due 06/15/16	1,435,000	1,498,754
Hewlett-Packard Co 2.350% due 03/15/15	2,910,000	2,960,244
2.625% due 12/09/14	850,000	866,752
6.125% due 03/01/14	5,000,000	5,109,100
Oracle Corp 0.848% due 01/15/19 §	8,650,000	8,719,598
Xerox Corp 1.083% due 05/16/14 §	1,845,000	1,847,817
2.950% due 03/15/17	800,000	821,278

		35,158,455

Materials - 1.5%

Ashland Inc 3.000% due 03/15/16	5,975,000	6,094,500
Barrick Gold Finance Co (Canada) 4.875% due 11/15/14	2,816,000	2,916,162
CRH America Inc 5.300% due 10/15/13	1,220,000	1,221,857
Eastman Chemical Co 2.400% due 06/01/17	3,870,000	3,929,861
Goldcorp Inc (Canada) 2.125% due 03/15/18	2,565,000	2,502,504
International Paper Co 5.300% due 04/01/15	3,360,000	3,574,002
Rock Tenn Co 3.500% due 03/01/20	5,145,000	5,096,251
The Dow Chemical Co 2.500% due 02/15/16	9,250,000	9,561,355

		34,896,492

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 4.2%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	$3,640,000	$3,720,186
3.625% due 03/30/15	2,500,000	2,591,855
AT&T Inc 0.650% due 02/12/16 §	5,000,000	4,993,240
0.875% due 02/13/15	3,760,000	3,770,641
CC Holdings GS V LLC 2.381% due 12/15/17	9,230,000	9,110,130
Crown Castle International Corp 7.125% due 11/01/19	2,090,000	2,251,975
Crown Castle Towers LLC 4.523% due 01/15/15 ~	4,980,000	5,168,284
GTP Acquisition Partners I LLC 2.364% due 05/15/18 ~	3,080,000	3,018,756
4.347% due 06/15/16 ~	2,485,000	2,632,063
Rogers Communications Inc (Canada) 6.375% due 03/01/14	12,500,000	12,796,925
SBA Tower Trust 2.240% due 04/16/18 ~	3,520,000	3,480,000
2.933% due 12/15/17 ~	9,280,000	9,375,055
3.598% due 04/15/18 ~	2,775,000	2,773,723
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	10,175,000	10,221,266
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	4,585,000	4,997,650
Verizon Communications Inc 0.459% due 03/06/15 § ~	6,155,000	6,140,080
2.500% due 09/15/16	6,280,000	6,478,781
Vivendi SA (France) 2.400% due 04/10/15 ~	3,520,000	3,595,518

		97,116,128

Utilities - 2.9%

CMS Energy Corp 4.250% due 09/30/15	4,020,000	4,240,537
Commonwealth Edison Co 1.625% due 01/15/14	6,000,000	6,021,684
1.950% due 09/01/16	1,605,000	1,643,003
Dominion Resources Inc 1.950% due 08/15/16	2,165,000	2,211,173
Duke Energy Corp 1.625% due 08/15/17	2,775,000	2,767,252
2.150% due 11/15/16	6,350,000	6,537,738
Enel Finance International NV (Netherlands) 3.875% due 10/07/14 ~	1,855,000	1,900,258
Georgia Power Co 0.574% due 03/15/16 §	2,445,000	2,445,452
Iberdrola Finance Ireland Ltd (Ireland) 3.800% due 09/11/14 ~	5,195,000	5,320,070
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	4,240,000	4,388,438
Mississippi Power Co 2.350% due 10/15/16	1,430,000	1,474,045
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	2,315,000	2,328,494
Nisource Finance Corp 5.400% due 07/15/14	6,499,000	6,732,652
PPL Capital Funding Inc 1.900% due 06/01/18	1,500,000	1,474,274
Progress Energy Inc 6.050% due 03/15/14	3,448,000	3,532,035
PSEG Power LLC 2.750% due 09/15/16	1,755,000	1,826,290
Sempra Energy 1.014% due 03/15/14 §	6,255,000	6,271,357

	Principal Amount	Value
Suburban Propane Partners LP 7.500% due 10/01/18	$3,047,000	$3,275,525
The Southern Co 1.950% due 09/01/16	1,995,000	2,035,319

		66,425,596

Total Corporate Bonds & Notes (Cost $1,238,651,334)		1,249,448,666

MORTGAGE-BACKED SECURITIES - 21.8%

Collateralized Mortgage Obligations - Commercial - 5.1%

Banc of America Commercial Mortgage Trust 5.372% due 09/10/45 " §	2,620,000	2,829,981
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	2,070,000	2,182,555
Bear Stearns Commercial Mortgage Securities Trust 4.674% due 06/11/41 "	461,053	483,039
4.978% due 07/11/42 " §	4,200,000	4,304,536
5.116% due 02/11/41 " §	3,695,000	3,865,995
Citigroup Commercial Mortgage Trust 1.378% due 09/10/46 "	3,625,000	3,625,000
5.605% due 04/15/40 " §	3,703,720	3,760,685
Commercial Mortgage Trust 5.167% due 06/10/44 " §	1,555,000	1,641,397
5.519% due 07/10/37 " §	11,183,867	11,339,244
6.056% due 07/10/38 " §	2,414,561	2,657,737
DBUBS Mortgage Trust 2.238% due 08/10/44 "	1,364,394	1,378,855
Freddie Mac 1.369% due 05/25/19 "	8,953,676	8,974,722
1.426% due 08/25/17 "	7,240,000	7,271,248
GE Capital Commercial Mortgage Corp 4.772% due 06/10/48 " §	3,730,000	3,901,214
JPMorgan Chase Commercial Mortgage Securities Trust 1.031% due 05/15/45 "	542,155	542,758
1.525% due 07/15/46 " ~	1,271,174	1,274,455
5.481% due 12/12/44 " §	2,510,000	2,702,671
5.540% due 06/12/41 " §	5,255,000	5,375,489
LB-UBS Commercial Mortgage Trust 5.197% due 11/15/30 " §	1,285,000	1,368,460
Morgan Stanley Capital I Trust 1.480% due 06/15/44 " ~	2,284,089	2,304,103
4.700% due 07/15/56 "	12,713,697	13,100,034
4.780% due 12/13/41 "	5,074,101	5,232,966
5.731% due 07/12/44 " §	10,709,721	11,772,216
Wachovia Bank Commercial Mortgage Trust 5.088% due 08/15/41 " §	12,769,908	13,006,905
WFRBS Commercial Mortgage Trust 1.607% due 06/15/44 " ~	2,410,698	2,431,169

		117,327,434

Collateralized Mortgage Obligations - Residential - 4.9%

Bear Stearns Adjustable Rate Mortgage Trust 2.473% due 04/25/34 " §	329,947	324,696
3.169% due 11/25/34 " §	1,154,330	1,177,040
Bear Stearns Alt-A Trust 0.819% due 04/25/34 " §	576,576	566,018
Chase Mortgage Finance Trust 2.701% due 02/25/37 " §	1,055,910	1,063,830
2.721% due 02/25/37 " §	454,902	448,424
2.820% due 02/25/37 " §	2,705,014	2,700,215
2.823% due 02/25/37 " §	1,153,386	1,092,989
2.842% due 02/25/37 " §	2,167,454	2,117,207

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass-Through Trust 2.692% due 11/20/34 " §	$553,518	$516,722
2.849% due 02/19/34 " §	1,637,581	1,653,377
Fannie Mae 5.000% due 08/25/19 "	5,630,171	5,978,569
Fosse Master Issuer PLC (United Kingdom) 1.663% due 10/18/54 " § ~	4,120,000	4,179,040
Freddie Mac 0.632% due 05/15/36 - 09/15/42 " §	31,158,499	31,112,747
7.000% due 09/15/30 "	907,244	1,034,963
HarborView Mortgage Loan Trust 0.520% due 06/20/35 " §	851,339	779,950
JPMorgan Mortgage Trust 2.737% due 07/25/35 " §	400,100	402,871
2.818% due 07/25/35 " §	1,548,706	1,538,422
2.907% due 07/25/35 " §	1,555,469	1,561,832
Lanark Master Issuer PLC (United Kingdom) 0.762% due 12/22/54 " § ~	5,235,000	5,241,539
MASTR Adjustable Rate Mortgages Trust 1.687% due 09/25/34 " §	846,163	758,101
Merrill Lynch Mortgage Investors Trust 2.591% due 12/25/35 " §	5,582,000	5,226,650
Sequoia Mortgage Trust 0.763% due 11/20/34 " §	772,417	761,920
Silverstone Master Issuer PLC (United Kingdom) 1.666% due 01/21/55 " § ~	5,135,000	5,142,913
1.816% due 01/21/55 " § ~	14,655,000	14,922,952
Structured Adjustable Rate Mortgage Loan Trust 2.506% due 06/25/34 " §	3,171,876	3,204,695
2.548% due 05/25/34 " §	877,900	875,159
2.605% due 11/25/34 " §	1,852,492	1,837,049
Structured Asset Securities Corp 2.469% due 07/25/33 " §	436,830	429,564
WaMu Mortgage Pass-Through Certificates 0.469% due 07/25/45 " §	3,219,836	2,990,088
0.499% due 08/25/45 " §	2,076,180	1,938,041
2.437% due 09/25/35 " §	9,000,000	8,189,730
2.455% due 06/25/34 " §	712,024	725,290
Washington Mutual MSC Mortgage Pass-Through Certificates 7.000% due 03/25/34 "	621,399	659,901
Wells Fargo Mortgage-Backed Securities Trust 2.693% due 08/25/33 " §	1,575,629	1,606,938

		112,759,442

Fannie Mae - 8.8%

2.003% due 01/01/35 " §	34,741	36,835
2.126% due 03/01/35 " §	985,954	1,044,986
2.190% due 05/01/35 " §	3,612,498	3,810,980
2.193% due 04/01/34 " §	2,181,553	2,321,419
2.260% due 05/01/35 " §	653,921	689,413
2.300% due 06/01/35 " §	1,388,912	1,480,262
2.361% due 02/01/33 " §	395,421	419,076
2.374% due 06/01/33 " §	1,464,934	1,551,770
2.382% due 06/01/35 " §	977,579	1,037,184
2.394% due 01/01/34 " §	3,298,079	3,478,969
2.435% due 07/01/35 " §	1,516,744	1,628,107
2.452% due 04/01/33 " §	303,127	320,609
2.492% due 02/01/33 " §	188,071	199,752
2.500% due 05/01/33 " §	52,228	52,336
2.550% due 08/01/33 " §	2,175,236	2,320,455
2.553% due 01/01/35 " §	1,230,587	1,308,192
2.555% due 12/01/33 " §	1,698,917	1,803,323
2.585% due 04/01/35 " §	468,504	497,647
2.593% due 05/01/33 " §	1,441,704	1,527,687
2.604% due 07/01/35 " §	1,589,568	1,689,781
2.625% due 02/01/34 " §	1,510,666	1,607,005

	Principal Amount	Value
2.657% due 12/01/33 " §	$1,279,590	$1,356,960
2.706% due 11/01/35 " §	1,003,440	1,069,777
2.717% due 10/01/34 " §	919,427	972,417
3.000% due 01/01/27 "	13,807,242	14,312,479
3.500% due 12/01/25 - 10/01/28 "	33,322,025	35,221,487
4.000% due 07/01/25 - 10/01/41 "	20,839,528	22,025,119
4.500% due 05/01/25 - 10/01/26 "	31,297,009	33,338,335
5.000% due 07/01/24 - 07/01/35 "	8,042,166	8,702,808
5.500% due 01/01/18 - 12/01/39 "	45,098,578	49,063,586
6.000% due 01/01/18 - 03/01/37 "	3,125,046	3,370,484
6.500% due 05/01/33 "	1,353,573	1,521,134
7.000% due 05/01/33 - 06/01/33 "	719,049	818,167

		200,598,541

Freddie Mac - 1.6%

2.197% due 02/01/35 " §	630,578	665,382
2.392% due 08/01/35 " §	2,563,751	2,731,208
2.417% due 09/01/35 " §	2,127,667	2,240,613
2.600% due 03/01/35 " §	881,513	930,620
2.671% due 03/01/35 " §	728,450	773,373
4.000% due 08/01/26 "	19,252,556	20,434,079
5.500% due 03/01/18 - 07/01/38 "	4,056,042	4,381,320
6.000% due 04/01/33 "	4,253,972	4,728,681

		36,885,276

Government National Mortgage Association - 1.4%

1.625% due 01/20/35 " §	2,674,133	2,785,437
1.750% due 09/20/34 " §	1,517,371	1,578,941
2.500% due 01/20/28 "	10,514,774	10,628,333
3.000% due 09/20/27 "	4,428,138	4,595,830
3.500% due 03/20/43 "	6,389,902	6,605,023
5.500% due 07/15/20 "	954,750	1,017,016
6.000% due 01/15/22 - 07/15/36 "	4,665,815	5,192,558

		32,403,138

Total Mortgage-Backed Securities (Cost $502,145,638)		499,973,831

ASSET-BACKED SECURITIES - 12.3%

Ally Auto Receivables Trust 0.570% due 08/20/15 "	2,810,000	2,809,238
Ally Master Owner Trust 1.000% due 02/15/18 "	3,710,000	3,698,174
1.540% due 09/15/16 "	13,720,000	13,838,308
1.810% due 05/15/16 "	8,020,000	8,080,034
2.150% due 01/15/16 "	2,565,000	2,576,387
American Express Credit Account Master Trust 0.352% due 04/17/17 " §	4,545,000	4,548,329
0.990% due 03/15/18 "	4,800,000	4,809,602
1.290% due 03/15/18 " ~	5,485,000	5,489,761
AmeriCredit Automobile Receivables Trust 0.960% due 01/09/17 "	4,765,000	4,776,770
1.050% due 10/11/16 "	3,130,000	3,140,504
1.730% due 02/08/17 "	1,840,000	1,861,519
2.330% due 03/08/16 "	3,215,000	3,233,604
Bank of America Auto Trust 0.780% due 06/15/16 "	6,447,747	6,461,404
BMW Vehicle Lease Trust 0.540% due 09/21/15 "	5,015,000	5,006,640
Capital Auto Receivables Asset Trust 0.790% due 06/20/17 "	5,930,000	5,914,609
CarMax Auto Owner Trust 0.840% due 03/15/17 "	7,585,000	7,608,570
0.890% due 09/15/16 "	1,885,000	1,891,614
CIT Equipment Collateral 1.100% due 08/22/16 " ~	2,785,000	2,788,682
CNH Equipment Trust 0.690% due 06/15/18 "	6,235,000	6,231,041
0.860% due 09/15/17 "	7,455,000	7,477,380
0.940% due 05/15/17 "	3,036,512	3,045,116

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
CNH Wholesale Master Note Trust 0.782% due 08/15/19 " § ~	$2,680,000	$2,682,011
Discover Card Execution Note Trust 0.860% due 11/15/17 "	12,595,000	12,663,378
Enterprise Fleet Financing LLC 0.680% due 09/20/18 " ~	5,440,000	5,432,457
1.060% due 03/20/19 " ~	2,465,000	2,467,684
Ford Credit Auto Lease Trust 0.850% due 01/15/15 "	2,438,999	2,442,709
1.340% due 09/15/14 "	1,467,385	1,468,792
Ford Credit Auto Owner Trust 0.580% due 12/15/16 "	2,770,000	2,773,446
4.050% due 10/15/16 "	915,000	940,523
Ford Credit Floorplan Master Owner Trust 4.200% due 02/15/17 " ~	4,425,000	4,631,798
4.990% due 02/15/17 " ~	3,165,000	3,310,297
GE Capital Credit Card Master Note Trust 0.662% due 05/15/19 " §	2,840,000	2,844,088
1.030% due 01/15/18 "	4,300,000	4,314,239
GE Dealer Floorplan Master Note Trust 0.580% due 04/20/18 " §	11,260,000	11,240,070
GE Equipment Small Ticket LLC 1.040% due 09/21/15 " ~	3,015,000	3,023,137
Honda Auto Receivables Owner Trust 0.560% due 05/15/16 "	13,500,000	13,509,011
Huntington Auto Trust 0.810% due 09/15/16 "	4,928,868	4,937,725
Hyundai Auto Lease Securitization Trust 0.920% due 08/17/15 " ~	10,000,000	10,026,770
Hyundai Auto Receivables Trust 0.750% due 09/17/18 "	4,845,000	4,809,312
1.650% due 02/15/17 "	3,600,000	3,638,776
Mercedes-Benz Auto Lease Trust 1.240% due 07/17/17 " ~	2,745,000	2,748,227
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 "	5,460,000	5,487,041
Motor PLC (United Kingdom) 1.286% due 02/25/20 " ~	1,085,000	1,085,883
MVW Owner Trust 2.150% due 04/22/30 " ~	1,147,637	1,149,160
Navistar Financial Dealer Note Master Trust 0.849% due 01/25/18 " § ~	6,150,000	6,153,684
Navistar Financial Owner Trust 1.190% due 01/18/19 " ~	14,015,000	14,050,206
Nissan Auto Lease Trust 0.920% due 02/16/15 "	1,195,542	1,196,724
1.040% due 08/15/14 "	556,411	556,528
Nissan Master Owner Trust Receivables 0.652% due 05/15/17 " §	11,635,000	11,665,263
Porsche Innovative Lease Owner Trust 1.260% due 11/20/17 " ~	2,895,000	2,898,915
Sierra Timeshare Receivables Funding LLC 1.590% due 11/20/29 " ~	2,036,450	2,031,256
SMART Trust (Australia) 0.840% due 09/14/16 "	3,510,000	3,506,065
0.970% due 03/14/17 "	2,495,000	2,492,256
1.180% due 02/14/19 "	940,000	926,746
1.590% due 10/14/16 " ~	6,715,000	6,776,295
Volkswagen Auto Lease Trust 0.870% due 07/20/15 "	8,210,000	8,233,916
Wheels SPV LLC 1.190% due 03/20/21 " ~	2,779,183	2,786,401
World Omni Automobile Lease Securitization Trust 0.930% due 11/16/15 "	3,180,000	3,188,764
1.060% due 11/15/17 "	3,405,000	3,421,208

Total Asset-Backed Securities (Cost $282,379,206)		282,798,047

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 4.2%

Fannie Mae 0.500% due 07/02/15	$7,000,000	$7,021,931
0.625% due 08/26/16	23,110,000	23,058,511
0.750% due 12/19/14	24,920,000	25,090,303
Federal Home Loan Bank 0.500% due 11/20/15	27,425,000	27,441,291
Freddie Mac 0.500% due 04/17/15	13,915,000	13,969,352

Total U.S. Government Agency Issues (Cost $96,243,980)		96,581,388

U.S. TREASURY OBLIGATIONS - 4.2%

U.S. Treasury Inflation Protected Securities - 3.5%

0.500% due 04/15/15 ^	15,365,322	15,709,843
2.000% due 07/15/14 ^	62,172,051	63,774,909

		79,484,752

U.S. Treasury Notes - 0.7%

0.250% due 03/31/14 ‡	17,000,000	17,016,932

Total U.S. Treasury Obligations (Cost $96,562,842)		96,501,684

FOREIGN GOVERNMENT BONDS & NOTES - 0.5%

Mexican Bonos (Mexico) 9.500% due 12/18/14	MXN 139,075,000	11,365,560

Total Foreign Government Bonds & Notes (Cost $11,213,862)		11,365,560

MUNICIPAL BONDS - 0.3%

State Board of Administration Finance Corp ‘A’ 1.298% due 07/01/16	$6,475,000	6,463,475

Total Municipal Bonds (Cost $6,475,000)		6,463,475

SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $60,297,308; collateralized by U.S. Treasury Notes: 3.125% due 05/15/19 and value $61,505,107)	60,297,308	60,297,308

Total Short-Term Investment (Cost $60,297,308)		60,297,308

TOTAL INVESTMENTS - 100.2% (Cost $2,293,969,170)		2,303,429,959

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,497,661)

NET ASSETS - 100.0%		$2,299,932,298

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2013, an investment with a value of $580,578 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Short Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Depreciation
U.S. Treasury 10-Year Notes (12/13)	GSC	324	$32,400,000	($890,275)

(d)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	11,783,336	MXN	152,355,000	11/13	CSF	$190,120

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,249,448,666	$-	$1,249,448,666	$-
	Mortgage-Backed Securities	499,973,831	-	499,973,831	-
	Asset-Backed Securities	282,798,047	-	273,889,284	8,908,763
	U.S. Government Agency Issues	96,581,388	-	96,581,388	-
	U.S. Treasury Obligations	96,501,684	-	96,501,684	-
	Foreign Government Bonds & Notes	11,365,560	-	11,365,560	-
	Municipal Bonds	6,463,475	-	6,463,475	-
	Short-Term Investment	60,297,308	-	60,297,308	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	190,120	-	190,120	-

	Total Assets	2,303,620,079	-	2,294,711,316	8,908,763

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(890,275)	(890,275)	-	-

	Total Liabilities	(890,275)	(890,275)	-	-

	Total	$2,302,729,804	($890,275)	$2,294,711,316	$8,908,763

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2013:

	Mortgage-Backed Securities	Asset-Backed Securities	Total
Value, Beginning of Period	$25,144,179	$10,560,101	$35,704,280
Purchases	-	939,965	939,965
Sales (Includes Paydowns)	(25,171,018)	(2,549,584)	(27,720,602)
Accrued Discounts (Premiums)	-	181	181
Net Realized Gains	95,470	7,241	102,711
Change in Net Unrealized Depreciation	(68,631)	(49,141)	(117,772)
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$-	$8,908,763	$8,908,763

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	($41,514)	($41,514)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 38.7%

Azerbaijan - 0.2%

State Oil Co of the Azerbaijan Republic 4.750% due 03/13/23 ~	$1,385,000	$1,304,048
5.450% due 02/09/17 ~	720,000	764,100

		2,068,148

Bermuda - 1.7%

China Oriental Group Co Ltd 7.000% due 11/17/17 ~	1,877,000	1,813,651
Digicel Group Ltd 8.250% due 09/30/20 ~	4,100,000	4,264,000
10.500% due 04/15/18 ~	6,100,000	6,618,500
Digicel Ltd 7.000% due 02/15/20 ~	1,850,000	1,850,000
Qtel International Finance Ltd 7.875% due 06/10/19 ~	1,519,000	1,860,775

		16,406,926

Brazil - 0.4%

Banco Santander Brasil SA 8.000% due 03/18/16 ~	BRL 2,000,000	840,365
Banco Votorantim SA 6.250% due 05/16/16 ^ ~	2,800,000	1,405,162
Compahnia Energetica de Sao Paulo 6.251% due 01/15/15	$450,000	291,948
Itau Unibanco Holding SA 10.500% due 11/23/15 ~	BRL 1,850,000	813,856
Oi SA 9.750% due 09/15/16	2,000,000	795,822

		4,147,153

Cayman - 7.9%

21Vianet Group Inc 7.875% due 03/22/16 ~	CNY 4,900,000	802,428
Agile Property Holdings Ltd 9.875% due 03/20/17 ~	$2,902,000	3,155,925
Amber Circle Funding Ltd 3.250% due 12/04/22 ~	1,430,000	1,318,860
Central China Real Estate Ltd 8.000% due 01/28/20 ~	3,677,000	3,529,450
China SCE Property Holdings Ltd 10.500% due 01/14/16	CNY 7,900,000	1,342,164
11.500% due 11/14/17 ~	$2,950,000	3,208,125
China Shanshui Cement Group Ltd 6.500% due 07/22/14 ~	CNY 4,900,000	807,977
8.500% due 05/25/16 ~	$1,000,000	1,020,000
10.500% due 04/27/17 ~	5,250,000	5,617,500
Country Garden Holdings Co Ltd 7.500% due 01/10/23 ~	6,067,000	5,869,823
10.500% due 08/11/15	776,000	860,429
11.250% due 04/22/17 ~	1,466,000	1,590,610
DEWA Sukuk Ltd 3.000% due 03/05/18 ~	700,000	691,390
DP World Sukuk Ltd 6.250% due 07/02/17 ~	6,430,000	7,056,925
Dubai DOF Sukuk Ltd 3.875% due 01/30/23 ~	530,000	495,550
Dubai Holding Commercial Operations MTN Ltd 4.750% due 01/30/14	EUR 4,700,000	6,358,397
6.000% due 02/01/17	GBP 2,300,000	3,770,016
Emaar Sukuk Ltd 6.400% due 07/18/19 ~	$3,000,000	3,258,750
Evergrande Real Estate Group Ltd 9.250% due 01/19/16 ~	CNY 1,230,000	203,176
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	$620,000	686,650

	Principal Amount	Value
JBS Finance II Ltd 8.250% due 01/29/18 ~	$3,229,000	$3,309,725
Longfor Properties Co Ltd 9.500% due 04/07/16 ~	2,900,000	3,112,208
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	3,450,000	3,243,000
Nile Finance Ltd 5.250% due 08/05/15 ~	720,000	720,000
Powerlong Real Estate Holdings Ltd 11.500% due 03/17/14	CNY 1,750,000	297,219
Shimao Property Holdings Ltd 6.625% due 01/14/20 ~	$1,200,000	1,167,000
9.650% due 08/03/17 ~	600,000	651,000
11.000% due 03/08/18 ~	1,250,000	1,411,000
Sunac China Holdings Ltd 9.375% due 04/05/18 ~	3,100,000	3,131,000
12.500% due 10/16/17 ~	3,750,000	4,181,250
Telemovil Finance Co Ltd 8.000% due 10/01/17	3,950,000	4,137,625

		77,005,172

Chile - 0.7%

Automotores Gildemeister SA 6.750% due 01/15/23 ~	2,254,000	1,769,390
Banco del Estado de Chile 3.875% due 02/08/22 ~	180,000	175,061
4.125% due 10/07/20 ~	380,000	386,825
Banco Santander Chile 6.500% due 09/22/20 ~	CLP 434,000,000	853,383
Corp Nacional del Cobre de Chile 3.750% due 11/04/20 ~	$700,000	698,671
3.875% due 11/03/21 ~	590,000	581,420
7.500% due 01/15/19 ~	270,000	327,285
Empresa Nacional del Petroleo 5.250% due 08/10/20 ~	360,000	370,472
6.250% due 07/08/19 ~	635,000	694,503
SMU SA 7.750% due 02/08/20 ~	2,100,000	1,417,500

		7,274,510

China - 0.1%

China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	880,000	818,144

Colombia - 0.3%

Ecopetrol SA 7.625% due 07/23/19	370,000	439,375
Emgesa SA ESP 8.750% due 01/25/21 ~	COP 1,358,000,000	761,818
Empresas Publicas de Medellin ESP 8.375% due 02/01/21 ~	2,254,000,000	1,240,457

		2,441,650

Costa Rica - 0.1%

Banco de Costa Rica 5.250% due 08/12/18 ~	$540,000	548,370
Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	980,000	845,250

		1,393,620

Cyprus - 0.3%

Mriya Agro Holding PLC 9.450% due 04/19/18 ~	3,600,000	2,979,720

Georgia - 0.1%

Georgian Railway JSC 7.750% due 07/11/22 ~	550,000	577,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Hong Kong - 0.2%

Gemdale International Holding Ltd 9.150% due 07/26/15 ~	CNY 7,650,000	$1,324,866
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	$500,000	527,670

		1,852,536

India - 0.1%

Export-Import Bank of India 4.000% due 08/07/17 ~	490,000	492,107
4.000% due 01/14/23 ~	750,000	642,675

		1,134,782

Indonesia - 0.3%

P.T. Pertamina Persero 5.625% due 05/20/43 ~	1,590,000	1,248,150
6.000% due 05/03/42 ~	774,000	628,875
P.T. Perusahaan Listrik Negara 5.250% due 10/24/42 ~	250,000	187,500
5.500% due 11/22/21 ~	500,000	480,000
Perusahaan Penerbit SBSN Indonesia 6.125% due 03/15/19 ~	730,000	764,675

		3,309,200

Ireland - 3.4%

Alfa Bank OJSC 7.500% due 09/26/19 ~	3,200,000	3,320,000
8.625% due 04/26/16 ~	RUB 42,300,000	1,305,495
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	$3,350,000	3,359,045
Credit Bank of Moscow 7.700% due 02/01/18 ~	4,193,000	4,334,514
Metalloinvest Finance Ltd 6.500% due 07/21/16 ~	1,500,000	1,584,375
MTS International Funding Ltd 8.625% due 06/22/20 ~	8,390,000	9,847,762
Rosneft Oil Co 4.199% due 03/06/22 ~	650,000	601,250
VEB-Leasing 5.125% due 05/27/16 ~	600,000	633,000
Vimpel Communications 7.748% due 02/02/21 ~	4,200,000	4,536,000
Vnesheconombank 5.450% due 11/22/17 ~	595,000	634,330
6.800% due 11/22/25 ~	1,205,000	1,280,313
6.902% due 07/09/20 ~	2,010,000	2,211,100

		33,647,184

Kazakhstan - 2.3%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	1,200,000	1,113,000
Halyk Savings Bank of Kazakhstan JSC 7.250% due 01/28/21 ~	3,400,000	3,544,500
KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	600,000	549,000
Kazkommertsbank JSC 6.875% due 02/13/17	EUR 2,600,000	3,411,889
7.500% due 11/29/16 ~	$2,300,000	2,254,000
7.875% due 04/07/14 ~	1,150,000	1,170,355
8.000% due 11/03/15 ~	3,100,000	3,131,000
KazMunayGas National Co JSC 4.400% due 04/30/23 ~	440,000	411,400
5.750% due 04/30/43 ~	1,530,000	1,348,312
6.375% due 04/09/21 ~	1,140,000	1,254,000
7.000% due 05/05/20 ~	1,160,000	1,313,700
9.125% due 07/02/18 ~	310,000	380,912
11.750% due 01/23/15 ~	210,000	234,938

	Principal Amount	Value
Samruk-Energy JSC 3.750% due 12/20/17 ~	$240,000	$237,000
Zhaikmunai LP 7.125% due 11/13/19 ~	2,350,000	2,473,375

		22,827,381

Luxembourg - 5.5%

Altice Financing SA 7.875% due 12/15/19 ~	4,700,000	4,982,000
Cosan Luxembourg SA 9.500% due 03/14/18 ~	BRL 3,300,000	1,321,459
Far East Capital Ltd SA 8.000% due 05/02/18 ~	$6,200,000	5,409,500
8.750% due 05/02/20 ~	2,200,000	1,925,000
Gazprom Neft OAO 4.375% due 09/19/22 ~	1,093,000	1,011,025
Gazprom OAO 4.950% due 02/06/28 ~	350,000	311,500
6.510% due 03/07/22 ~	720,000	774,000
8.625% due 04/28/34 ~	800,000	960,000
MHP SA 8.250% due 04/02/20 ~	6,300,000	5,041,260
10.250% due 04/29/15 ~	5,017,000	5,005,461
Minerva Luxembourg SA 7.750% due 01/31/23 ~	2,500,000	2,362,500
12.250% due 02/10/22 ~	3,550,000	4,011,500
Promsvyazbank OJSC 8.500% due 04/25/17 ~	3,900,000	4,171,557
10.200% due 11/06/19 ~	2,050,000	2,193,500
Russian Standard Bank 9.250% due 07/11/17 ~	2,400,000	2,532,000
Sberbank of Russia 5.250% due 05/23/23 ~	440,000	413,785
5.717% due 06/16/21 ~	440,000	455,125
6.125% due 02/07/22 ~	650,000	682,500
TMK OAO 6.750% due 04/03/20 ~	3,950,000	3,772,250
7.750% due 01/27/18 ~	5,400,000	5,683,500
VTB Bank OJSC 6.875% due 05/29/18 ~	745,000	802,737

		53,822,159

Malaysia - 0.4%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	470,000	501,517
Axiata SPV2 Bhd 3.750% due 09/18/14 ~	CNY 1,800,000	295,497
Binariang GSM Sdn Bhd 5.550% due 12/27/13	MYR 2,900,000	889,301
MMI International Ltd 8.000% due 03/01/17 ~	$1,200,000	1,206,000
Petronas Capital Ltd 5.250% due 08/12/19 ~	790,000	877,947
7.875% due 05/22/22 ~	420,000	535,097

		4,305,359

Mexico - 1.5%

America Movil SAB de CV 6.450% due 12/05/22	MXN 16,700,000	1,200,750
Cemex SAB de CV 6.500% due 12/10/19 ~	$1,500,000	1,481,250
9.000% due 01/11/18 ~	7,000,000	7,577,500
Comision Federal de Electricidad 4.875% due 05/26/21 ~	680,000	700,400
5.750% due 02/14/42 ~	670,000	623,100
Petroleos Mexicanos 5.500% due 06/27/44	280,000	255,560
6.000% due 03/05/20	350,000	390,250
6.500% due 06/02/41	900,000	937,122

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
7.650% due 11/24/21 ~	MXN 10,000,000	$802,931
8.000% due 05/03/19	$560,000	679,000

		14,647,863

Netherlands - 4.0%

Indo Energy Finance II BV 6.375% due 01/24/23 ~	6,636,000	5,607,420
Kazakhstan Temir Zholy Finance BV 6.375% due 10/06/20 ~	980,000	1,078,000
6.950% due 07/10/42 ~	570,000	576,384
Majapahit Holding BV 7.750% due 10/17/16 ~	690,000	763,312
7.750% due 01/20/20 ~	550,000	606,375
8.000% due 08/07/19 ~	600,000	669,000
Marfrig Holding Europe BV 8.375% due 05/09/18 ~	1,200,000	1,098,000
9.875% due 07/24/17 ~	4,600,000	4,531,000
Metinvest BV 8.750% due 02/14/18 ~	6,900,000	6,003,000
10.250% due 05/20/15 ~	6,150,000	6,073,125
Polish Television Holding BV 11.250% due 05/15/17 § ~	EUR 1,232,000	1,785,882
VimpelCom Holdings BV 7.504% due 03/01/22 ~	$8,300,000	8,766,875
9.000% due 02/13/18 ~	RUB 40,000,000	1,241,918

		38,800,291

Nigeria - 0.6%

Sea Trucks Group 9.000% due 03/26/18 ~	$6,700,000	6,197,500

Philippines - 0.4%

Development Bank of the Philippines 5.500% due 03/25/21 ~	860,000	898,700
Petron Corp 7.000% due 11/10/17	PHP 38,000,000	867,886
Power Sector Assets & Liabilities Management Corp 7.250% due 05/27/19 ~	$390,000	458,737
7.390% due 12/02/24 ~	1,070,000	1,289,350

		3,514,673

Singapore - 0.5%

Olam International Ltd 6.000% due 10/25/22 ~	SGD 1,750,000	1,236,998
Yanlord Land Group Ltd 9.500% due 05/04/17 ~	$350,000	372,312
10.625% due 03/29/18 ~	2,550,000	2,792,250

		4,401,560

South Africa - 1.0%

Edcon Holdings Proprietary Ltd 5.724% due 06/15/15 § ~	EUR 1,625,000	2,066,479
Edcon Proprietary Ltd 9.500% due 03/01/18 ~	5,050,000	6,476,333
Transnet SOC Ltd 9.500% due 08/19/25	ZAR 8,000,000	828,594

		9,371,406

Spain - 0.4%

Cemex Espana Luxembourg 9.250% due 05/12/20 ~	$3,786,000	4,088,880

Sri Lanka - 0.1%

Bank of Ceylon 6.875% due 05/03/17 ~	600,000	600,750

	Principal Amount	Value
Sweden - 1.0%

Eileme 2 AB 11.625% due 01/31/20 ~	$5,150,000	$6,025,500
11.750% due 01/31/20 ~	EUR 725,000	1,152,460
TVN Finance Corp III AB 7.375% due 12/15/20 ~	1,800,000	2,489,921

		9,667,881

Turkey - 0.1%

Turkiye Garanti Bankasi AS 7.375% due 03/07/18 ~	TRY 2,365,000	1,061,648

Ukraine - 0.3%

National JSC Naftogaz of Ukraine 9.500% due 09/30/14	$2,881,000	2,694,311

United Arab Emirates - 1.1%

Anka a Sukuk Ltd 10.000% due 08/25/16 ~	AED 4,500,000	1,295,621
Dolphin Energy Ltd 5.888% due 06/15/19 ~	$622,388	682,323
DP World Ltd 6.850% due 07/02/37 ~	6,050,000	6,110,500
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	1,290,000	1,515,750
Emirates Airline 4.500% due 02/06/25 ~	500,000	450,000
5.125% due 06/08/16 ~	670,000	709,363

		10,763,557

United Kingdom - 3.4%

Afren PLC 10.250% due 04/08/19 ~	2,902,000	3,337,300
11.500% due 02/01/16 ~	7,174,000	8,268,035
Arcos Dorados Holdings Inc 10.250% due 07/13/16 ~	BRL 1,800,000	804,043
DTEK Finance PLC 7.875% due 04/04/18 ~	$5,591,000	4,766,328
Franshion Development Ltd 6.750% due 04/15/21 ~	1,150,000	1,158,625
Oschadbank 8.250% due 03/10/16 ~	1,360,000	1,142,672
8.875% due 03/20/18 ~	700,000	551,390
RKI Finance Ltd 6.000% due 02/25/14 ~	CNY 1,800,000	296,815
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	$690,000	697,101
6.300% due 11/12/40 ~	370,000	390,434
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	850,000	805,452
State Export-Import Bank of Ukraine JSC 8.750% due 01/22/18 ~	1,406,000	1,131,830
Ukraine Railways 9.500% due 05/21/18 ~	300,000	241,500
Vedanta Resources PLC 8.250% due 06/07/21 ~	4,000,000	4,057,500
9.500% due 07/18/18 ~	2,100,000	2,315,250
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	3,500,000	3,500,000

		33,464,275

United States - 0.1%

Pemex Project Funding Master Trust 5.750% due 03/01/18	475,000	528,438

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Venezuela - 0.2%

Petroleos de Venezuela SA 5.250% due 04/12/17 ~	$800,000	$643,200
5.375% due 04/12/27 ~	1,605,000	930,900
5.500% due 04/12/37 ~	550,000	308,000
12.750% due 02/17/22 ~	490,000	480,200

		2,362,300

Vietnam - 0.0%

Vietnam Joint Stock Commercial Bank for Industry & Trade 8.000% due 05/17/17 ~	250,000	255,625

Total Corporate Bonds & Notes (Cost $382,267,916)		378,432,102

CONVERTIBLE CORPORATE BONDS & NOTES - 0.1%

Cayman - 0.1%

Chaowei Power Holdings Ltd 7.250% due 09/24/17 ~	CNY 6,000,000	930,578

Total Convertible Corporate Bonds & Notes (Cost $965,909)		930,578

FOREIGN GOVERNMENT BONDS & NOTES - 42.0%

Argentina - 0.9%

Argentina Boden 7.000% due 10/03/15	$6,635,000	5,907,730
Argentine Republic Government 8.280% due 12/31/33	4,320,141	2,773,475
8.750% due 06/02/17	603,000	495,968

		9,177,173

Belarus - 0.5%

Republic of Belarus 8.750% due 08/03/15 ~	1,235,000	1,197,950
8.950% due 01/26/18 ~	3,620,000	3,420,900

		4,618,850

Bolivia - 0.1%

Bolivian Government 4.875% due 10/29/22 ~	450,000	408,938
5.950% due 08/22/23 ~	610,000	587,125

		996,063

Brazil - 3.4%

Banco Nacional de Desenvolvimento Economico e Social 5.500% due 07/12/20 ~	180,000	185,400
5.750% due 09/26/23 ~	450,000	451,125
6.500% due 06/10/19 ~	1,210,000	1,315,875
Brazil Letras do Tesouro Nacional 12.894% due 01/01/17	BRL 33,070,000	10,477,533
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 08/15/20 ^	6,890,000	7,419,310
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/21	8,350,000	3,496,474
10.000% due 01/01/23	850,000	349,871
Brazilian Government 2.625% due 01/05/23	$1,500,000	1,320,000
4.875% due 01/22/21	1,910,000	2,060,413
5.875% due 01/15/19	420,000	477,330
8.500% due 01/05/24	BRL 6,871,000	2,816,543
8.875% due 04/15/24	$550,000	752,125
10.125% due 05/15/27	1,130,000	1,723,250

		32,845,249

	Principal Amount	Value
Chile - 0.2%

Chile Government 3.250% due 09/14/21	$570,000	$567,150
6.000% due 01/01/20 ~	CLP 675,000,000	1,391,135

		1,958,285

Colombia - 1.8%

Colombia Government 4.375% due 07/12/21	$810,000	838,350
6.125% due 01/18/41	2,120,000	2,326,700
7.375% due 03/18/19	1,070,000	1,301,120
7.375% due 09/18/37	600,000	753,600
7.750% due 04/14/21	COP 465,000,000	277,518
8.125% due 05/21/24	$1,080,000	1,399,950
9.850% due 06/28/27	COP 525,000,000	361,606
11.750% due 02/25/20	$925,000	1,338,938
12.000% due 10/22/15	COP 8,100,000,000	4,868,396
Colombian TES 7.000% due 05/04/22	6,100,000,000	3,231,612
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	2,668,000,000	1,203,636

		17,901,426

Costa Rica - 0.2%

Costa Rica Government 4.250% due 01/26/23 ~	$1,060,000	954,000
4.375% due 04/30/25 ~	400,000	351,000
5.625% due 04/30/43 ~	400,000	345,500

		1,650,500

Croatia - 0.6%

Croatia Government 6.250% due 04/27/17 ~	760,000	800,523
6.375% due 03/24/21 ~	2,680,000	2,781,170
6.625% due 07/14/20 ~	1,442,000	1,535,730
6.750% due 11/05/19 ~	660,000	707,025

		5,824,448

Dominican Republic - 0.3%

Dominican Republic 5.875% due 04/18/24 ~	1,100,000	1,025,750
7.500% due 05/06/21 ~	1,320,000	1,414,050

		2,439,800

Ecuador - 0.1%

Ecuador Government 9.375% due 12/15/15 ~	570,000	595,650

Egypt - 0.1%

Egypt Government 5.750% due 04/29/20 ~	842,000	780,955
6.875% due 04/30/40 ~	310,000	257,300

		1,038,255

El Salvador - 0.2%

El Salvador Government 5.875% due 01/30/25 ~	700,000	666,750
7.375% due 12/01/19 ~	180,000	196,650
7.625% due 02/01/41 ~	333,000	337,995
7.650% due 06/15/35 ~	710,000	724,200
8.250% due 04/10/32 ~	225,000	244,688

		2,170,283

Gabon - 0.0%

Gabonese Republic 8.200% due 12/12/17 ~	385,000	435,050

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Georgia - 0.1%

Georgia Government 6.875% due 04/12/21 ~	$555,000	$596,625

Ghana - 0.1%

Republic of Ghana 7.875% due 08/07/23 ~	785,939	766,290
8.500% due 10/04/17 ~	151,000	165,534

		931,824

Guatemala - 0.2%

Guatemala Government 4.875% due 02/13/28 ~	1,750,000	1,610,000

Hungary - 2.3%

Hungary Government 4.125% due 02/19/18	1,150,000	1,144,250
5.375% due 02/21/23	2,450,000	2,394,875
5.500% due 12/22/16	HUF 500,000,000	2,348,737
6.000% due 11/24/23	159,600,000	737,006
6.250% due 01/29/20	$1,280,000	1,372,800
6.375% due 03/29/21	1,448,000	1,547,550
6.750% due 11/24/17	HUF 1,060,000,000	5,157,408
7.000% due 06/24/22	595,000,000	2,927,833
7.625% due 03/29/41	$1,200,000	1,290,000
7.750% due 08/24/15	HUF 740,000,000	3,587,004

		22,507,463

Indonesia - 0.8%

Indonesia Government 4.875% due 05/05/21 ~	$850,000	845,750
5.875% due 03/13/20 ~	1,770,000	1,869,563
6.625% due 02/17/37 ~	220,000	224,950
6.875% due 01/17/18 ~	1,620,000	1,810,350
7.750% due 01/17/38 ~	360,000	412,200
11.625% due 03/04/19 ~	830,000	1,111,163
Indonesia Treasury 6.125% due 05/15/28	IDR 6,400,000,000	436,147
6.625% due 05/15/33	11,640,000,000	799,934
8.375% due 03/15/24	6,160,000,000	530,820
10.750% due 05/15/16	750,000,000	69,969

		8,110,846

Iraq - 0.4%

Republic of Iraq 5.800% due 01/15/28 ~	$4,140,000	3,539,700

Ivory Coast - 0.6%

Ivory Coast Government 5.750% due 12/31/32 § ~	6,865,000	6,092,688

Kazakhstan - 0.1%

Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	580,000	611,900

Latvia - 0.1%

Republic of Latvia 2.750% due 01/12/20 ~	1,360,000	1,295,979

Lebanon - 0.5%

Lebanon Government 5.150% due 11/12/18 ~	249,000	238,418
6.100% due 10/04/22 ~	2,061,000	1,952,797

	Principal Amount	Value
6.375% due 03/09/20	$1,085,000	$1,079,575
6.600% due 11/27/26 ~	800,000	762,000
8.250% due 04/12/21 ~	972,000	1,053,162

		5,085,952

Lithuania - 0.7%

Lithuania Government 5.125% due 09/14/17 ~	560,000	613,900
6.125% due 03/09/21 ~	1,305,000	1,495,856
6.625% due 02/01/22 ~	1,750,000	2,058,438
7.375% due 02/11/20 ~	1,890,000	2,301,075

		6,469,269

Malaysia - 1.8%

Malaysia Government 3.418% due 08/15/22	MYR 1,060,000	316,363
3.480% due 03/15/23	8,890,000	2,663,443
3.580% due 09/28/18	15,000,000	4,595,348
3.889% due 07/31/20	17,640,000	5,468,503
4.160% due 07/15/21	1,060,000	333,793
4.262% due 09/15/16	13,000,000	4,081,896
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	$550,000	585,181

		18,044,527

Mexico - 2.7%

Mexican Bonos 6.500% due 06/09/22	MXN 30,000,000	2,378,738
7.500% due 06/03/27	29,200,000	2,446,670
7.750% due 05/29/31	51,600,000	4,276,262
7.750% due 11/13/42	28,300,000	2,303,115
8.500% due 05/31/29	48,500,000	4,334,758
8.500% due 11/18/38	16,400,000	1,451,805
10.000% due 12/05/24	13,000,000	1,308,715
10.000% due 11/20/36	19,300,000	1,946,148
Mexican Udibonos 4.000% due 11/15/40 ^	16,893,818	1,427,216
Mexico Government 4.750% due 03/08/44	$822,000	748,020
5.750% due 10/12/10	814,000	769,230
5.950% due 03/19/19	720,000	835,200
6.050% due 01/11/40	630,000	692,055
6.750% due 09/27/34	1,050,000	1,249,500

		26,167,432

Morocco - 0.2%

Morocco Government 4.250% due 12/11/22 ~	1,570,000	1,436,864
5.500% due 12/11/42 ~	560,000	469,000

		1,905,864

Nigeria - 0.5%

Nigeria Government 6.750% due 01/28/21 ~	510,000	549,525
16.000% due 06/29/19	NGN 90,000,000	619,327
16.390% due 01/27/22	459,000,000	3,293,757

		4,462,609

Pakistan - 0.2%

Pakistan Government 6.875% due 06/01/17 ~	$440,000	427,900
7.125% due 03/31/16 ~	1,070,000	1,051,275

		1,479,175

Panama - 0.3%

Panama Government 4.300% due 04/29/53	200,000	155,500
6.700% due 01/26/36	1,245,000	1,428,638
7.125% due 01/29/26	195,000	239,850
8.875% due 09/30/27	430,000	594,475
9.375% due 04/01/29	400,000	573,000

		2,991,463

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Paraguay - 0.1%

Republic of Paraguay 4.625% due 01/25/23 ~	$750,000	$688,125

Peru - 0.9%

Peruvian Government 6.850% due 02/12/42 ~	PEN 256,000	95,060
6.900% due 08/12/37 ~	990,000	371,678
6.950% due 08/12/31 ~	1,770,000	677,494
7.125% due 03/30/19	$255,000	310,463
7.350% due 07/21/25	1,795,000	2,302,087
7.840% due 08/12/20 ~	PEN 3,180,000	1,324,627
8.200% due 08/12/26 ~	1,771,000	775,259
8.600% due 08/12/17 ~	2,480,000	1,035,616
8.750% due 11/21/33	$1,355,000	1,957,975

		8,850,259

Philippines - 0.9%

Philippine Government 3.900% due 11/26/22	PHP 48,000,000	1,110,703
4.000% due 01/15/21	$1,740,000	1,809,600
5.500% due 03/30/26	220,000	246,125
6.250% due 01/14/36	PHP 40,000,000	1,038,126
7.750% due 01/14/31	$1,315,000	1,717,719
8.375% due 06/17/19	260,000	330,525
9.500% due 02/02/30	1,275,000	1,898,156
10.625% due 03/16/25	635,000	965,200

		9,116,154

Poland - 2.9%

Poland Government 2.750% due 08/25/23 ^	PLN 2,439,339	821,549
3.000% due 08/24/16 ^	3,339,414	1,123,457
3.000% due 03/17/23	$485,000	445,473
4.000% due 10/25/23	PLN 13,950,000	4,302,484
4.750% due 10/25/16	18,000,000	5,998,559
5.000% due 03/23/22	$720,000	776,160
5.250% due 10/25/17	PLN 16,200,000	5,488,474
5.750% due 10/25/21	8,100,000	2,842,788
5.750% due 09/23/22	15,200,000	5,333,835
5.750% due 04/25/29	680,000	241,868
6.375% due 07/15/19	$1,180,000	1,380,010

		28,754,657

Romania - 1.0%

Romania Government 4.375% due 08/22/23 ~	2,690,000	2,585,762
5.600% due 11/28/18	RON 530,000	168,900
5.750% due 04/29/20	1,210,000	381,206
5.800% due 10/26/15	4,300,000	1,354,124
5.850% due 07/28/14	2,600,000	803,850
5.850% due 04/26/23	810,000	258,385
5.900% due 07/26/17	2,800,000	896,806
6.750% due 02/07/22 ~	$3,094,000	3,539,381

		9,988,414

Russia - 4.9%

Russian Federal 6.800% due 12/11/19	RUB 565,090,000	17,405,362
6.900% due 08/03/16	128,000,000	4,011,002
7.050% due 01/19/28	22,000,000	646,729
7.400% due 04/19/17	252,500,000	8,024,686
7.400% due 06/14/17	207,500,000	6,567,327
7.500% due 03/15/18	42,500,000	1,357,248
7.600% due 07/20/22	37,000,000	1,174,467
8.150% due 02/03/27	62,400,000	2,021,166

	Principal Amount	Value
Russian Foreign 4.875% due 09/16/23 ~	$600,000	$615,000
5.000% due 04/29/20 ~	300,000	321,975
5.625% due 04/04/42 ~	200,000	205,500
5.875% due 09/16/43 ~	600,000	622,500
7.500% due 03/31/30 § ~	4,493,775	5,304,812

		48,277,774

Senegal - 0.1%

Senegal Government 8.750% due 05/13/21 ~	1,140,000	1,205,550

Serbia - 0.2%

Republic of Serbia 4.875% due 02/25/20 ~	750,000	702,188
7.250% due 09/28/21 ~	1,265,000	1,318,762

		2,020,950

South Africa - 3.3%

South Africa Government 5.500% due 03/09/20	1,200,000	1,294,500
5.875% due 05/30/22	1,100,000	1,193,500
6.250% due 03/31/36	ZAR 20,000,000	1,507,174
6.500% due 02/28/41	14,100,000	1,059,089
6.875% due 05/27/19	$1,305,000	1,505,644
7.000% due 02/28/31	ZAR 56,200,000	4,818,632
7.750% due 02/28/23	60,900,000	6,109,501
8.000% due 12/21/18	52,400,000	5,447,194
8.250% due 09/15/17	63,300,000	6,619,880
8.750% due 02/28/48	8,400,000	817,440
10.500% due 12/21/26	19,600,000	2,352,377

		32,724,931

Sri Lanka - 0.1%

Sri Lanka Government 6.250% due 10/04/20 ~	$747,000	731,126
6.250% due 07/27/21 ~	610,000	587,125

		1,318,251

Thailand - 1.2%

Thailand Government 1.200% due 07/14/21 ^ ~	THB 44,233,980	1,388,600
1.250% due 03/12/28 ^ ~	30,312,300	836,621
3.580% due 12/17/27	25,300,000	763,187
3.625% due 06/16/23	102,900,000	3,225,455
3.650% due 12/17/21	130,000,000	4,120,929
3.875% due 06/13/19	37,000,000	1,203,936

		11,538,728

Turkey - 3.1%

Turkey Government 3.000% due 02/23/22 ^	TRY 13,495,323	6,627,242
3.250% due 03/23/23	$1,150,000	997,625
4.000% due 04/01/20 ^	TRY 3,682,359	1,940,482
4.875% due 04/16/43	$505,000	419,150
5.625% due 03/30/21	350,000	365,400
6.000% due 01/14/41	265,000	256,785
6.250% due 09/26/22	400,000	431,100
6.750% due 04/03/18	2,076,000	2,297,094
6.750% due 05/30/40	560,000	588,140
6.875% due 03/17/36	1,030,000	1,098,495
7.000% due 09/26/16	700,000	780,500
7.000% due 03/11/19	456,000	515,394
7.000% due 06/05/20	140,000	158,585
7.100% due 03/08/23	TRY 2,600,000	1,135,863
7.250% due 03/05/38	$370,000	412,413
7.375% due 02/05/25	955,000	1,080,583
7.500% due 07/14/17	725,000	822,875
7.500% due 11/07/19	245,000	283,955

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
8.000% due 02/14/34	$575,000	$683,675
8.300% due 06/20/18	TRY 4,750,000	2,294,993
8.500% due 09/14/22	5,000,000	2,402,168
9.000% due 05/21/14 ^	6,047,131	3,160,296
9.500% due 01/12/22	3,200,000	1,627,683

		30,380,496

Ukraine - 0.8%

Ukraine Government 6.250% due 06/17/16 ~	$480,000	415,200
7.500% due 04/17/23 ~	700,000	581,875
7.750% due 09/23/20 ~	645,000	553,088
7.800% due 11/28/22 ~	2,710,000	2,273,012
7.950% due 02/23/21 ~	1,140,000	980,400
9.250% due 07/24/17 ~	2,905,000	2,698,890

		7,502,465

United Arab Emirates - 0.2%

Emirate of Dubai Government 5.250% due 01/30/43 ~	540,000	465,750
7.750% due 10/05/20 ~	1,250,000	1,485,938

		1,951,688

Uruguay - 0.8%

Uruguay Government 3.700% due 06/26/37 ^	UYU 13,810,721	638,600
4.125% due 11/20/45	$1,012,602	810,082
4.250% due 04/05/27 ^	UYU 46,469,544	2,261,271
4.375% due 12/15/28 ^	23,479,201	1,159,449
4.500% due 08/14/24	$966,120	983,027
7.625% due 03/21/36	590,000	746,350
7.875% PIK due 01/15/33	1,165,000	1,502,850

		8,101,629

Venezuela - 1.3%

Venezuela Government 5.750% due 02/26/16 ~	480,000	434,400
6.000% due 12/09/20 ~	720,000	526,680
7.650% due 04/21/25	415,000	300,875
7.750% due 10/13/19 ~	935,000	782,127
8.250% due 10/13/24 ~	735,000	556,763
8.500% due 10/08/14	1,130,000	1,132,825
9.000% due 05/07/23 ~	810,000	661,365
9.250% due 09/15/27	694,000	567,345
9.250% due 05/07/28 ~	730,000	576,700
11.750% due 10/21/26 ~	3,542,000	3,285,205
11.950% due 08/05/31 ~	2,575,000	2,388,312
12.750% due 08/23/22 ~	1,019,000	1,020,019

		12,232,616

	Principal Amount	Value
Vietnam - 0.2%

Vietnam Government 6.750% due 01/29/20 ~	$1,000,000	$1,075,000
6.875% due 01/15/16 ~	660,000	703,725

		1,778,725

Zambia - 0.0%

Zambia Government 5.375% due 09/20/22 ~	300,000	264,000

Total Foreign Government Bonds & Notes (Cost $423,219,834)		410,249,760

PURCHASED OPTIONS - 0.0%
(See Note (d) in Notes to Schedule of Investments) (Cost $220,020)		17,518

SHORT-TERM INVESTMENT - 16.3%

Repurchase Agreement - 16.3%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $159,430,073; collateralized by U.S. Treasury Notes: 1.750% due 5/31/16 and value $162,621,066)	159,430,073	159,430,073

Total Short-Term Investment (Cost $159,430,073)		159,430,073

TOTAL INVESTMENTS - 97.1% (Cost $966,103,752)		949,060,031

OTHER ASSETS & LIABILITIES, NET - 2.9%		28,756,477

NET ASSETS - 100.0%		$977,816,508

Notes to Schedule of Investments

(a)	Investments reflect either the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	As of September 30, 2013, $1,850,000 in cash was segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(c)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	54,731,594	USD	9,451,183	10/13	UBS	($18,016)
BRL	4,303,859	USD	1,954,079	10/13	BRC	(12,167)
BRL	3,000,496	USD	1,345,514	10/13	BRC	8,317
BRL	633,627	USD	287,177	10/13	CIT	(1,283)
BRL	633,627	USD	284,138	10/13	CIT	1,756
BRL	526,004	USD	218,794	10/13	HSB	18,540
BRL	713,546	USD	319,976	10/13	JPM	1,978
BRL	5,718,404	USD	2,564,307	10/13	MSC	15,851
BRL	4,602,583	USD	2,082,617	10/13	SCB	(5,920)
BRL	633,627	USD	282,491	11/13	CIT	1,176
CLP	1,733,782,085	USD	3,408,356	10/13	CSF	22,918
CLP	383,867,400	USD	750,000	10/13	UBS	8,186

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CLP	331,111,115	USD	659,256	11/13	JPM	($8,704)
CNY	13,156,720	USD	2,140,000	10/13	BRC	2,296
CNY	81,337,900	USD	13,100,000	10/13	GSC	144,170
CNY	7,650,180	USD	1,240,000	10/13	SCB	5,671
CNY	2,551,336	USD	414,514	10/13	UBS	917
CZK	159,361,188	USD	8,119,376	10/13	HSB	274,745
CZK	34,679,148	USD	1,810,000	10/13	UBS	16,666
CZK	13,375,697	USD	698,269	11/13	BRC	6,387
EUR	477,442	USD	644,141	10/13	BRC	1,797
EUR	4,718,257	USD	6,303,948	10/13	DUB	79,446
HUF	3,061,649,645	USD	13,394,080	10/13	CIT	503,497
HUF	57,892,049	USD	259,620	11/13	BRC	2,629
IDR	18,963,850,800	USD	1,670,088	10/13	HSB	(38,257)
IDR	29,466,018,544	USD	2,685,771	10/13	SCB	(150,934)
ILS	10,023,791	USD	2,846,926	11/13	BRC	(5,511)
INR	788,320,250	USD	12,156,056	10/13	JPM	355,249
INR	89,476,742	USD	1,436,685	10/13	SCB	(16,614)
MXN	12,122,491	USD	917,113	10/13	DUB	6,836
MXN	54,114,193	USD	4,265,494	10/13	GSC	(141,031)
MXN	36,516,851	USD	2,779,581	10/13	GSC	3,652
MXN	181,768,963	USD	13,774,759	10/13	JPM	79,266
MXN	24,469,000	USD	1,905,092	11/13	BRC	(44,666)
MXN	24,468,933	USD	1,890,588	11/13	DUB	(30,167)
MXN	67,588,801	USD	5,072,090	11/13	JPM	66,819
MYR	6,148,742	USD	1,949,815	10/13	BRC	(64,355)
MYR	4,100,000	USD	1,254,475	10/13	BRC	2,335
MYR	3,065,340	USD	929,482	10/13	DUB	10,164
MYR	12,866,500	USD	3,920,442	10/13	GSC	24,962
PEN	1,338,720	USD	480,000	10/13	DUB	(64)
PEN	7,018,304	USD	2,506,000	10/13	DUB	10,087
PEN	4,916,798	USD	1,784,358	10/13	GSC	(24,851)
PHP	30,612,800	USD	705,852	10/13	JPM	(1,443)
PLN	104,309,136	USD	32,281,857	10/13	BRC	1,062,340
PLN	10,283,597	USD	3,313,976	11/13	HSB	(32,254)
PLN	7,474,175	USD	2,350,000	11/13	MER	35,173
RON	5,632,855	USD	1,701,152	10/13	BRC	6,413
RON	15,789,106	USD	4,695,543	10/13	GSC	90,521
RON	15,771,868	USD	4,695,543	10/13	MER	85,296
RUB	311,354,900	USD	9,670,000	10/13	CSF	(106,556)
RUB	486,007,804	USD	14,478,523	10/13	CSF	448,331
RUB	402,326,760	USD	12,577,821	10/13	DUB	(219,015)
RUB	210,158,700	USD	6,464,631	11/13	BRC	(44,969)
SGD	13,379,882	USD	10,536,999	10/13	BRC	128,534
SGD	2,243,270	USD	1,802,062	10/13	DUB	(13,880)
SGD	2,075,343	USD	1,666,875	10/13	SCB	(12,553)
THB	195,403,951	USD	6,295,636	10/13	CIT	(57,017)
THB	190,733,924	USD	5,925,254	10/13	UBS	167,582
TRY	2,600,000	USD	1,283,634	10/13	HSB	(3,278)
TRY	3,717,851	USD	1,833,712	11/13	CIT	(12,179)
TWD	317,598,300	USD	10,700,030	10/13	HSB	47,863
TWD	29,062,755	USD	989,202	10/13	MER	(5,685)
USD	2,414,488	ARS	14,035,417	10/13	UBS	(5,685)
USD	2,980,879	ARS	17,262,865	10/13	UBS	4,187
USD	3,165,923	BRL	7,304,355	10/13	BRC	(129,819)
USD	568,658	BRL	1,267,253	10/13	CIT	(3,130)
USD	235,876	BRL	526,004	10/13	HSB	(1,458)
USD	301,915	BRL	713,546	10/13	JPM	(20,039)
USD	2,361,708	BRL	5,718,404	10/13	MSC	(218,450)
USD	2,063,938	BRL	4,602,583	10/13	SCB	(12,758)
USD	382,472	BRL	847,902	11/13	BRC	2,877
USD	1,341,309	BRL	3,018,616	11/13	DUB	(10,088)
USD	2,067,554	BRL	4,602,583	11/13	SCB	7,035
USD	4,300,000	CNY	26,634,200	10/13	HSB	(36,820)
USD	3,859,666	COP	7,329,120,320	10/13	BRC	23,828
USD	2,443,723	CZK	48,015,647	10/13	CIT	(85,432)
USD	2,976,337	EUR	2,243,503	10/13	BRC	(58,930)
USD	23,603,245	EUR	18,001,682	10/13	DUB	(751,478)
USD	2,505,712	EUR	1,886,056	10/13	GSC	(45,959)
USD	3,070,130	GBP	2,020,862	10/13	MER	(200,957)
USD	13,956,162	HUF	3,174,329,143	10/13	GSC	(452,895)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,890,615	MXN	24,440,924	10/13	HSB	$27,782
USD	3,773,400	MXN	47,852,000	10/13	MER	126,228
USD	142,663	MYR	462,300	10/13	SCB	950
USD	165,096	PEN	459,049	10/13	DUB	526
USD	26,915,597	PLN	86,507,993	10/13	BRC	(738,161)
USD	3,960,000	PLN	12,650,022	10/13	DUB	(83,796)
USD	2,840,000	PLN	8,917,032	11/13	BRC	(5,621)
USD	5,190,000	PLN	16,310,224	11/13	DUB	(14,950)
USD	8,066,709	RON	26,915,306	10/13	BRC	(91,979)
USD	13,111,597	RUB	439,599,060	10/13	BRC	(389,896)
USD	21,824,104	RUB	719,795,383	10/13	CSF	(283,409)
USD	1,041,522	RUB	34,907,147	10/13	HSB	(30,587)
USD	4,467,860	RUB	149,767,147	10/13	MER	(133,505)
USD	245,836	THB	7,826,200	10/13	DUB	(4,165)
USD	2,762,780	TRY	5,804,691	10/13	HSB	(95,708)
USD	4,182,029	TRY	8,479,063	11/13	CIT	27,777
USD	470,966	TRY	959,022	11/13	DUB	1,100
USD	1,890,299	TRY	3,831,428	11/13	HSB	13,121
USD	3,950,000	ZAR	39,256,285	10/13	CSF	56,283
USD	7,171,016	ZAR	71,175,917	11/13	GSC	140,784

Total Forward Foreign Currency Contracts						($796,200)

(d)	Purchased options outstanding as of September 30, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Counter- party	Notional Amount		Cost	Value
Call - OTC TRY Versus USD	TRY	2.10	10/08/13	MSC		$4,150,000	$13,280	$6,379

Put - OTC EUR Versus USD	$	1.28	10/04/13	MER	EUR	16,600,000	101,440	2,134
Put - OTC EUR Versus USD		1.26	11/08/13	MER		16,600,000	105,300	9,005

Total Purchased Options							$220,020	$17,518

(e)	Swap agreements outstanding as of September 30, 2013 were as follows:

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - 3-Month ZAR JIBAR	BRC	Pay	6.530%	09/13/16	ZAR	48,000,000	($1,098)	$-	($1,098)
OTC - Brazil CETIP Interbank	BRC	Pay	10.790%	01/02/17	BRL	20,715,897	(77,226)	-	(77,226)
OTC - 3-Month MYR KLIBOR	HSB	Pay	4.000%	09/03/18	MYR	13,300,000	56,227	-	56,227

							($22,097)	$-	($22,097)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Indonesia Government 12.800% due 06/15/21	SCB	06/15/21	IDR 27,500,000,000	$2,953,861	$3,469,757	($515,896)
Indonesia Government 11.000% due 09/15/25	SCB	09/15/25	8,000,000,000	802,448	965,143	(162,695)
Indonesia Government 8.375% due 09/15/26	SCB	09/15/26	10,000,000,000	833,951	1,008,534	(174,583)
Indonesia Government 7.000% due 05/15/27	SCB	05/15/27	18,000,000,000	1,372,458	1,618,766	(246,308)
Indonesia Government 10.500% due 08/15/30	SCB	08/15/30	25,000,000,000	2,447,176	2,981,470	(534,294)
Indonesia Government 9.500% due 07/15/31	SCB	07/15/31	12,700,000,000	1,145,778	1,400,895	(255,117)
Indonesia Government 6.625% due 05/15/33	SCB	05/15/33	13,600,000,000	983,270	1,168,552	(185,282)

				$10,538,942	$12,613,117	($2,074,175)

Total Swap Agreements				$10,516,845	$12,613,117	($2,096,272)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$378,432,102	$-	$378,432,102	$-
	Convertible Corporate Bonds & Notes	930,578	-	930,578	-
	Foreign Government Bonds & Notes	410,249,760	-	410,249,760	-
	Short-Term Investment	159,430,073	-	159,430,073	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,180,844	-	4,180,844	-
	Purchased Options	17,518	-	17,518	-

	Total Foreign Currency Contracts	4,198,362	-	4,198,362	-

	Interest Rate Contracts
	Swaps	10,595,169	-	10,595,169	-

	Total Assets - Derivatives	14,793,531	-	14,793,531	-

	Total Assets	963,836,044	-	963,836,044	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(4,977,044)	-	(4,977,044)	-
	Interest Rate Contracts
	Swaps	(78,324)	-	(78,324)	-

	Total Liabilities - Derivatives	(5,055,368)	-	(5,055,368)	-

	Total Liabilities	(5,055,368)	-	(5,055,368)	-

	Total	$958,780,676	$-	$958,780,676	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	4,349,912	$317,587,104

TOTAL INVESTMENTS - 100.0% (Cost $209,036,069)		317,587,104

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(131,371)

NET ASSETS - 100.0%		$317,455,733

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	16,765,318	$777,910,765

TOTAL INVESTMENTS - 100.0% (Cost $563,227,147)		777,910,765

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(314,486)

NET ASSETS - 100.0%		$777,596,279

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$317,587,104	$317,587,104	$-	$-

American Funds Growth-Income Portfolio
Assets	Mutual Fund	$777,910,765	$777,910,765	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Consumer Discretionary - 16.1%

Carnival Corp (Panama)	806,342	$26,319,003
Comcast Corp ‘Special A’	707,331	31,935,995
General Motors Co *	1,201,781	43,228,063
Johnson Controls Inc	484,867	20,121,981
Kohl’s Corp	296,886	15,363,851
Murphy USA Inc *	67,903	2,742,602
Newell Rubbermaid Inc	436,466	12,002,815
Staples Inc	266,134	3,898,863
Target Corp	238,976	15,289,684
Time Warner Cable Inc	360,839	40,269,632
Time Warner Inc	227,342	14,961,377
Twenty-First Century Fox Inc ‘B’	887,228	29,633,415
Viacom Inc ‘B’	607,580	50,781,536

		306,548,817

Consumer Staples - 5.8%

Archer-Daniels-Midland Co	404,651	14,907,343
ConAgra Foods Inc	637,429	19,339,596
CVS Caremark Corp	518,065	29,400,189
Mondelez International Inc ‘A’	579,685	18,213,703
Tyson Foods Inc ‘A’	484,002	13,687,576
Unilever NV ‘NY’ (Netherlands)	430,372	16,233,632

		111,782,039

Energy - 15.1%

BP PLC ADR (United Kingdom)	881,712	37,058,355
Chevron Corp	202,454	24,598,161
Halliburton Co	882,956	42,514,331
Murphy Oil Corp	450,450	27,171,144
Noble Corp (Switzerland)	243,798	9,208,250
Occidental Petroleum Corp	262,951	24,596,437
QEP Resources Inc	728,829	20,181,275
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	470,144	30,879,058
Suncor Energy Inc (NYSE) (Canada)	631,569	22,597,539
Weatherford International Ltd * (Switzerland)	3,190,054	48,903,528

		287,708,078

Financials - 23.9%

Aflac Inc	205,158	12,717,745
Bank of America Corp	1,990,306	27,466,223
Citigroup Inc	1,593,680	77,309,417
Fifth Third Bancorp	1,124,260	20,281,650
JPMorgan Chase & Co	1,234,304	63,801,174
MetLife Inc	547,981	25,727,708
Morgan Stanley	1,078,631	29,069,106
State Street Corp	238,780	15,699,785
The Allstate Corp	733,515	37,079,183
The Bank of New York Mellon Corp	1,379,207	41,638,259
The Goldman Sachs Group Inc	130,758	20,687,223
The PNC Financial Services Group Inc	375,625	27,214,031
The Travelers Cos Inc	89,769	7,609,718
U.S. Bancorp	265,798	9,722,891
Wells Fargo & Co	967,784	39,988,835

		456,012,948

Health Care - 15.0%

Bristol-Myers Squibb Co	623,890	28,873,629
Cardinal Health Inc	319,431	16,658,327
Express Scripts Holding Co *	118,323	7,309,995
GlaxoSmithKline PLC ADR (United Kingdom)	386,182	19,374,751
Merck & Co Inc	882,078	41,995,734
Novartis AG (Switzerland)	384,382	29,545,815
Pfizer Inc	1,151,516	33,060,024
Roche Holding AG ADR (Switzerland)	290,979	19,649,812

	Shares	Value
Sanofi ADR (France)	522,314	$26,444,758
UnitedHealth Group Inc	567,621	40,647,340
WellPoint Inc	279,631	23,379,948

		286,940,133

Industrials - 6.6%

Emerson Electric Co	382,941	24,776,283
General Electric Co	1,631,827	38,984,347
Honeywell International Inc	185,250	15,383,160
Ingersoll-Rand PLC (Ireland)	493,552	32,051,267
Textron Inc	515,390	14,229,918

		125,424,975

Information Technology - 10.2%

Autodesk Inc *	259,596	10,687,567
Cisco Systems Inc	925,266	21,669,730
Corning Inc	1,647,634	24,038,980
eBay Inc *	528,089	29,462,085
Hewlett-Packard Co	1,764,010	37,008,930
Intel Corp	471,808	10,813,839
Microsoft Corp	1,349,843	44,963,270
Yahoo! Inc *	462,128	15,324,165

		193,968,566

Materials - 2.0%

Alcoa Inc	2,063,344	16,754,353
International Paper Co	467,496	20,943,821

		37,698,174

Telecommunication Services - 2.2%

AT&T Inc	231,135	7,816,986
Verizon Communications Inc	250,745	11,699,762
Vivendi SA (France)	257,704	5,930,843
Vodafone Group PLC ADR (United Kingdom)	501,974	17,659,445

		43,107,036

Utilities - 1.9%

FirstEnergy Corp	320,064	11,666,333
PPL Corp	787,170	23,914,224

		35,580,557

Total Common Stocks (Cost $1,377,971,904)		1,884,771,323

	Principal Amount
SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $30,288,726; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $30,894,656)	$30,288,726	30,288,726

Total Short-Term Investment (Cost $30,288,726)		30,288,726

TOTAL INVESTMENTS - 100.4% (Cost $1,408,260,630)		1,915,060,049

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(6,974,416)

NET ASSETS - 100.0%		$1,908,085,633

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	19,048,016	CAD	19,737,745	10/13	CIB	($105,959)
USD	12,600,500	CHF	11,772,395	10/13	BNY	(418,696)
USD	15,033,373	CHF	14,058,820	10/13	CIT	(514,400)
USD	12,599,285	CHF	11,772,394	10/13	SSB	(419,910)
USD	15,081,012	EUR	11,369,608	10/13	BNY	(300,974)
USD	15,085,480	EUR	11,369,608	10/13	CIB	(296,506)
USD	15,084,286	EUR	11,369,608	10/13	CIT	(297,699)
USD	16,126,745	EUR	12,161,674	10/13	SSB	(326,830)
USD	15,555,132	GBP	9,896,633	10/13	BNY	(464,522)
USD	15,553,054	GBP	9,896,633	10/13	CIB	(466,600)
USD	15,574,340	GBP	9,910,083	10/13	CIT	(467,085)
USD	15,557,210	GBP	9,896,633	10/13	SSB	(462,443)

Total Forward Foreign Currency Contracts						($4,541,624)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$306,548,817	$306,548,817	$-	$-
	Consumer Staples	111,782,039	111,782,039	-	-
	Energy	287,708,078	287,708,078	-	-
	Financials	456,012,948	456,012,948	-	-
	Health Care	286,940,133	257,394,318	29,545,815	-
	Industrials	125,424,975	125,424,975	-	-
	Information Technology	193,968,566	193,968,566	-	-
	Materials	37,698,174	37,698,174	-	-
	Telecommunication Services	43,107,036	37,176,193	5,930,843	-
	Utilities	35,580,557	35,580,557	-	-

		1,884,771,323	1,849,294,665	35,476,658	-
	Short-Term Investment	30,288,726	-	30,288,726	-

	Total Assets	1,915,060,049	1,849,294,665	65,765,384	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(4,541,624)	-	(4,541,624)	-

	Total Liabilities	(4,541,624)	-	(4,541,624)	-

	Total	$1,910,518,425	$1,849,294,665	$61,223,760	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%

Consumer Discretionary - 13.0%

Carnival Corp (Panama)	217,500	$7,099,200
Family Dollar Stores Inc	54,800	3,946,696
Hasbro Inc	86,800	4,091,752
Johnson Controls Inc	164,200	6,814,300
Kohl’s Corp	139,100	7,198,425
L Brands Inc	92,500	5,651,750
Marriott International Inc ‘A’	89,800	3,776,988
Mattel Inc	143,000	5,985,980
McDonald’s Corp	62,000	5,965,020
Nike Inc ‘B’	62,500	4,540,000
Omnicom Group Inc	148,800	9,439,872
Ross Stores Inc	140,700	10,242,960
Target Corp	44,800	2,866,304
The Home Depot Inc	150,600	11,423,010
The Walt Disney Co	92,700	5,978,223
Time Warner Cable Inc	115,500	12,889,800
Time Warner Inc	191,500	12,602,615

		120,512,895

Consumer Staples - 9.3%

Colgate-Palmolive Co	62,700	3,718,110
Costco Wholesale Corp	40,300	4,639,336
General Mills Inc	140,800	6,747,136
Kellogg Co	99,300	5,831,889
McCormick & Co Inc	53,700	3,474,390
Mondelez International Inc ‘A’	126,200	3,965,204
Nestle SA (Switzerland)	71,805	5,029,375
PepsiCo Inc	186,300	14,810,850
Pernod Ricard SA (France)	72,953	9,064,232
Philip Morris International Inc	108,800	9,420,992
The Coca-Cola Co	99,300	3,761,484
The Procter & Gamble Co	49,700	3,756,823
Wal-Mart Stores Inc	109,300	8,083,828
Walgreen Co	74,500	4,008,100

		86,311,749

Energy - 7.4%

Apache Corp	42,900	3,652,506
Chevron Corp	97,800	11,882,700
EQT Corp	87,300	7,745,256
Exxon Mobil Corp	127,400	10,961,496
Occidental Petroleum Corp	81,900	7,660,926
Phillips 66	68,100	3,937,542
Schlumberger Ltd (Netherlands)	116,100	10,258,596
Spectra Energy Corp	207,100	7,089,033
The Williams Cos Inc	142,906	5,196,062

		68,384,117

Financials - 17.0%

American Express Co	139,400	10,527,488
American Tower Corp REIT	64,000	4,744,320
Aon PLC (United Kingdom)	136,600	10,168,504
Barclays PLC (United Kingdom)	747,479	3,215,981
Franklin Resources Inc	85,800	4,337,190
General Growth Properties Inc REIT	255,200	4,922,808
JPMorgan Chase & Co	302,100	15,615,549
McGraw Hill Financial Inc	57,900	3,797,661
Morgan Stanley	130,300	3,511,585
Northern Trust Corp	105,800	5,754,462
State Street Corp	191,800	12,610,850
TD Ameritrade Holding Corp	230,900	6,044,962
The Allstate Corp	144,500	7,304,475
The Charles Schwab Corp	178,700	3,777,718
The Chubb Corp	112,100	10,006,046
The PNC Financial Services Group Inc	155,200	11,244,240
U.S. Bancorp	438,100	16,025,698

	Shares	Value
Waddell & Reed Financial Inc ‘A’	95,000	$4,890,600
Wells Fargo & Co	328,900	13,590,148
Willis Group Holdings PLC (Ireland)	110,700	4,796,631

		156,886,916

Health Care - 14.2%

Agilent Technologies Inc	42,000	2,152,500
AmerisourceBergen Corp	119,600	7,307,560
Baxter International Inc	57,100	3,750,899
C.R. Bard Inc	6,200	714,240
Cigna Corp	60,700	4,665,402
Covidien PLC (Ireland)	122,100	7,440,774
DENTSPLY International Inc	255,000	11,069,550
Johnson & Johnson	102,400	8,877,056
McKesson Corp	102,800	13,189,240
Medtronic Inc	42,300	2,252,475
Merck & Co Inc	270,900	12,897,549
Pfizer Inc	765,600	21,980,376
Stryker Corp	97,200	6,569,748
Thermo Fisher Scientific Inc	143,600	13,232,740
UnitedHealth Group Inc	166,800	11,944,548
Zoetis Inc	93,200	2,900,384

		130,945,041

Industrials - 14.2%

C.H. Robinson Worldwide Inc	32,500	1,935,700
Danaher Corp	240,400	16,664,528
Eaton Corp PLC (Ireland)	91,299	6,285,023
Equifax Inc	92,100	5,512,185
Expeditors International of Washington Inc	91,900	4,049,114
Fastenal Co	161,900	8,135,475
Flowserve Corp	62,800	3,918,092
Fluor Corp	40,800	2,895,168
Illinois Tool Works Inc	77,400	5,903,298
Iron Mountain Inc	107,411	2,902,246
Norfolk Southern Corp	98,500	7,618,975
Pall Corp	126,400	9,737,856
Republic Services Inc	101,600	3,389,376
Robert Half International Inc	78,300	3,056,049
Rockwell Collins Inc	38,300	2,599,038
Roper Industries Inc	99,400	13,207,278
Stanley Black & Decker Inc	29,500	2,671,815
Tyco International Ltd (Switzerland)	192,400	6,730,152
United Parcel Service Inc ‘B’	83,800	7,656,806
United Technologies Corp	157,600	16,992,432

		131,860,606

Information Technology - 11.1%

Accenture PLC ‘A’ (Ireland)	174,500	12,850,180
Analog Devices Inc	57,100	2,686,555
Apple Inc	14,500	6,912,875
Applied Materials Inc	286,700	5,028,718
Automatic Data Processing Inc	163,800	11,855,844
Cisco Systems Inc	288,500	6,756,670
Fidelity National Information Services Inc	82,500	3,831,300
Linear Technology Corp	34,400	1,364,304
Microchip Technology Inc	86,300	3,477,027
Microsoft Corp	260,100	8,663,931
QUALCOMM Inc	58,800	3,960,768
Texas Instruments Inc	332,800	13,401,856
Visa Inc ‘A’	89,800	17,160,780
Xilinx Inc	111,200	5,210,832

		103,161,640

Materials - 5.2%

Air Products & Chemicals Inc	26,100	2,781,477
Ecolab Inc	103,600	10,231,536
Nucor Corp	91,600	4,490,232
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	83,100	2,599,368

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Praxair Inc	85,600	$10,289,976
Sigma-Aldrich Corp	89,800	7,659,940
The Sherwin-Williams Co	52,500	9,564,450

		47,616,979

Telecommunication Services - 2.8%

AT&T Inc	251,700	8,512,494
Crown Castle International Corp *	215,100	15,708,753
Vodafone Group PLC ADR (United Kingdom)	36,700	1,291,106

		25,512,353

Utilities - 1.0%

Entergy Corp	61,400	3,879,866
Sempra Energy	65,400	5,598,240

		9,478,106

Total Common Stocks (Cost $644,987,530)		880,670,402

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.5%

Repurchase Agreement - 4.5%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $42,008,462; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $42,851,188)	$42,008,462	$42,008,462

Total Short-Term Investment (Cost $42,008,462)		42,008,462

TOTAL INVESTMENTS - 99.7% (Cost $686,995,992)		922,678,864

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,230,301

NET ASSETS - 100.0%		$925,909,165

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$120,512,895	$120,512,895	$-	$-
	Consumer Staples	86,311,749	72,218,142	14,093,607	-
	Energy	68,384,117	68,384,117	-	-
	Financials	156,886,916	153,670,935	3,215,981	-
	Health Care	130,945,041	130,945,041	-	-
	Industrials	131,860,606	131,860,606	-	-
	Information Technology	103,161,640	103,161,640	-	-
	Materials	47,616,979	47,616,979	-	-
	Telecommunication Services	25,512,353	25,512,353	-	-
	Utilities	9,478,106	9,478,106	-	-

		880,670,402	863,360,814	17,309,588	-
	Short-Term Investment	42,008,462	-	42,008,462	-

	Total	$922,678,864	$863,360,814	$59,318,050	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Consumer Discretionary - 12.2%

Abercrombie & Fitch Co ‘A’	9,469	$334,919
Amazon.com Inc *	45,749	14,302,967
AutoNation Inc *	7,939	414,178
AutoZone Inc *	4,394	1,857,476
Bed Bath & Beyond Inc *	26,919	2,082,454
Best Buy Co Inc	33,338	1,250,175
BorgWarner Inc	14,162	1,435,885
Cablevision Systems Corp ‘A’	26,431	445,098
CarMax Inc *	27,625	1,338,984
Carnival Corp (Panama)	54,143	1,767,228
CBS Corp ‘B’	69,552	3,836,488
Chipotle Mexican Grill Inc *	3,816	1,635,919
Coach Inc	34,844	1,900,043
Comcast Corp ‘A’	323,357	14,599,569
D.R. Horton Inc	35,093	681,857
Darden Restaurants Inc	16,130	746,658
Delphi Automotive PLC (United Kingdom)	34,914	2,039,676
DIRECTV *	63,133	3,772,197
Discovery Communications Inc ‘A’ *	28,553	2,410,444
Dollar General Corp *	36,822	2,078,970
Dollar Tree Inc *	27,544	1,574,415
Expedia Inc	13,271	687,305
Family Dollar Stores Inc	11,934	859,487
Ford Motor Co	487,006	8,215,791
Fossil Group Inc *	6,221	723,129
GameStop Corp ‘A’	14,469	718,386
Gannett Co Inc	28,263	757,166
Garmin Ltd (Switzerland)	15,199	686,843
General Motors Co *	116,341	4,184,786
Genuine Parts Co	19,132	1,547,587
H&R Block Inc	33,835	902,041
Harley-Davidson Inc	27,591	1,772,446
Harman International Industries Inc	8,392	555,802
Hasbro Inc	14,219	670,284
International Game Technology	32,157	608,732
J.C. Penney Co Inc *	23,681	208,866
Johnson Controls Inc	84,559	3,509,198
Kohl’s Corp	25,252	1,306,791
L Brands Inc	30,097	1,838,927
Leggett & Platt Inc	17,647	532,057
Lennar Corp ‘A’	20,574	728,320
Lowe’s Cos Inc	130,047	6,191,538
Macy’s Inc	46,533	2,013,483
Marriott International Inc ‘A’	28,132	1,183,232
Mattel Inc	42,641	1,784,952
McDonald’s Corp	123,590	11,890,594
Netflix Inc *	7,283	2,251,976
Newell Rubbermaid Inc	35,621	979,578
News Corp ‘A’ *	61,442	986,759
Nike Inc ‘B’	92,450	6,715,568
Nordstrom Inc	17,845	1,002,889
O’Reilly Automotive Inc *	13,428	1,713,279
Omnicom Group Inc	31,810	2,018,026
PetSmart Inc	12,838	979,026
priceline.com Inc *	6,368	6,437,730
PulteGroup Inc	43,175	712,388
PVH Corp	10,080	1,196,395
Ralph Lauren Corp	7,489	1,233,663
Ross Stores Inc	26,801	1,951,113
Scripps Networks Interactive Inc ‘A’	13,518	1,055,891
Staples Inc	81,631	1,195,894
Starbucks Corp	92,884	7,149,281
Starwood Hotels & Resorts Worldwide Inc	24,093	1,600,980
Target Corp	78,037	4,992,807
The Gap Inc	34,121	1,374,394
The Goodyear Tire & Rubber Co *	30,322	680,729

	Shares	Value
The Home Depot Inc	177,097	$13,432,807
The Interpublic Group of Cos Inc	52,244	897,552
The TJX Cos Inc	88,437	4,986,962
The Walt Disney Co	205,402	13,246,375
The Washington Post Co ‘B’	543	331,963
Tiffany & Co	13,615	1,043,181
Time Warner Cable Inc	35,338	3,943,721
Time Warner Inc	113,750	7,485,887
TripAdvisor Inc *	13,780	1,045,075
Twenty-First Century Fox Inc ‘A’	245,553	8,226,025
Urban Outfitters Inc *	13,477	495,549
VF Corp	10,869	2,163,474
Viacom Inc ‘B’	53,665	4,485,321
Whirlpool Corp	9,809	1,436,430
Wyndham Worldwide Corp	16,452	1,003,078
Wynn Resorts Ltd	9,996	1,579,468
Yum! Brands Inc	55,177	3,939,086

		230,553,663

Consumer Staples - 9.8%

Altria Group Inc	247,805	8,512,102
Archer-Daniels-Midland Co	81,490	3,002,092
Avon Products Inc	53,473	1,101,544
Beam Inc	20,008	1,293,517
Brown-Forman Corp ‘B’	20,080	1,368,050
Campbell Soup Co	22,038	897,167
Coca-Cola Enterprises Inc	30,759	1,236,819
Colgate-Palmolive Co	108,940	6,460,142
ConAgra Foods Inc	52,161	1,582,565
Constellation Brands Inc ‘A’ *	20,493	1,176,298
Costco Wholesale Corp	53,980	6,214,178
CVS Caremark Corp	151,847	8,617,317
Dr Pepper Snapple Group Inc	25,193	1,129,150
General Mills Inc	79,359	3,802,883
Hormel Foods Corp	16,679	702,520
Kellogg Co	31,803	1,867,790
Kimberly-Clark Corp	47,363	4,462,542
Kraft Foods Group Inc	73,616	3,860,423
Lorillard Inc	46,246	2,070,896
McCormick & Co Inc	16,285	1,053,640
Mead Johnson Nutrition Co	24,996	1,856,203
Molson Coors Brewing Co ‘B’	19,492	977,134
Mondelez International Inc ‘A’	220,116	6,916,045
Monster Beverage Corp *	16,780	876,755
PepsiCo Inc	190,667	15,158,027
Philip Morris International Inc	200,103	17,326,919
Reynolds American Inc	39,157	1,910,078
Safeway Inc	29,771	952,374
Sysco Corp	72,763	2,316,046
The Clorox Co	16,136	1,318,634
The Coca-Cola Co	471,343	17,854,473
The Estee Lauder Cos Inc ‘A’	31,601	2,208,910
The Hershey Co	18,506	1,711,805
The J.M. Smucker Co	13,005	1,366,045
The Kroger Co	64,077	2,584,866
The Procter & Gamble Co	338,570	25,592,506
Tyson Foods Inc ‘A’	34,429	973,652
Wal-Mart Stores Inc	201,239	14,883,636
Walgreen Co	107,469	5,781,832
Whole Foods Market Inc	46,042	2,693,457

		185,671,032

Energy - 10.3%

Anadarko Petroleum Corp	62,141	5,778,492
Apache Corp	49,916	4,249,848
Baker Hughes Inc	54,760	2,688,716
Cabot Oil & Gas Corp	52,034	1,941,909
Cameron International Corp *	30,442	1,776,900
Chesapeake Energy Corp	62,668	1,621,848
Chevron Corp	238,853	29,020,640

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
ConocoPhillips	151,185	$10,508,869
CONSOL Energy Inc	28,230	949,940
Denbury Resources Inc *	46,077	848,278
Devon Energy Corp	47,170	2,724,539
Diamond Offshore Drilling Inc	8,585	535,017
Ensco PLC ‘A’ (United Kingdom)	28,866	1,551,548
EOG Resources Inc	33,675	5,700,504
EQT Corp	18,628	1,652,676
Exxon Mobil Corp	544,159	46,819,440
FMC Technologies Inc *	29,282	1,622,808
Halliburton Co	104,553	5,034,227
Helmerich & Payne Inc	13,139	905,934
Hess Corp	35,672	2,758,872
Kinder Morgan Inc	83,220	2,960,135
Marathon Oil Corp	87,717	3,059,569
Marathon Petroleum Corp	38,718	2,490,342
Murphy Oil Corp	21,735	1,311,055
Nabors Industries Ltd (Bermuda)	32,157	516,441
National Oilwell Varco Inc	52,844	4,127,645
Newfield Exploration Co *	16,704	457,188
Noble Corp (Switzerland)	31,270	1,181,068
Noble Energy Inc	44,411	2,975,981
Occidental Petroleum Corp	99,606	9,317,145
Peabody Energy Corp	33,298	574,391
Phillips 66	75,555	4,368,590
Pioneer Natural Resources Co	17,125	3,233,200
QEP Resources Inc	22,137	612,974
Range Resources Corp	20,196	1,532,674
Rowan Cos PLC ‘A’ * (United Kingdom)	15,338	563,211
Schlumberger Ltd (Netherlands)	163,588	14,454,636
Southwestern Energy Co *	43,396	1,578,746
Spectra Energy Corp	82,760	2,832,875
Tesoro Corp	16,769	737,501
The Williams Cos Inc	84,443	3,070,348
Valero Energy Corp	67,049	2,289,723
WPX Energy Inc *	24,730	476,300

		193,412,743

Financials - 16.0%

ACE Ltd (Switzerland)	42,046	3,933,824
Aflac Inc	57,472	3,562,689
American Express Co	114,714	8,663,201
American International Group Inc	182,502	8,875,072
American Tower Corp REIT	48,821	3,619,101
Ameriprise Financial Inc	24,469	2,228,637
Aon PLC (United Kingdom)	38,023	2,830,432
Apartment Investment & Management Co ‘A’ REIT	18,019	503,451
Assurant Inc	9,285	502,318
AvalonBay Communities Inc REIT	15,014	1,908,129
Bank of America Corp	1,328,176	18,328,829
BB&T Corp	86,999	2,936,216
Berkshire Hathaway Inc ‘B’ *	222,523	25,258,586
BlackRock Inc	15,568	4,213,012
Boston Properties Inc REIT	18,834	2,013,355
Capital One Financial Corp	72,354	4,973,614
CBRE Group Inc ‘A’ *	34,317	793,752
Cincinnati Financial Corp	18,146	855,765
Citigroup Inc	375,933	18,236,510
CME Group Inc ‘A’	38,840	2,869,499
Comerica Inc	22,889	899,767
Discover Financial Services	59,826	3,023,606
E*TRADE Financial Corp *	35,424	584,496
Equity Residential REIT	41,417	2,218,709
Fifth Third Bancorp	109,622	1,977,581
Franklin Resources Inc	50,276	2,541,452
Genworth Financial Inc ‘A’ *	60,886	778,732
HCP Inc REIT	56,248	2,303,356
Health Care REIT Inc	35,439	2,210,685
Host Hotels & Resorts Inc REIT	92,691	1,637,850

	Shares	Value
Hudson City Bancorp Inc	58,706	$531,289
Huntington Bancshares Inc	102,678	848,120
IntercontinentalExchange Inc *	9,012	1,634,957
Invesco Ltd (Bermuda)	54,735	1,746,046
JPMorgan Chase & Co	465,364	24,054,665
KeyCorp	112,744	1,285,282
Kimco Realty Corp REIT	50,467	1,018,424
Legg Mason Inc	13,449	449,735
Leucadia National Corp	38,725	1,054,869
Lincoln National Corp	32,719	1,373,871
Loews Corp	37,829	1,768,127
M&T Bank Corp	16,071	1,798,666
Marsh & McLennan Cos Inc	67,951	2,959,266
McGraw Hill Financial Inc	34,013	2,230,913
MetLife Inc	138,426	6,499,101
Moody’s Corp	23,941	1,683,771
Morgan Stanley	171,888	4,632,382
Northern Trust Corp	27,895	1,517,209
NYSE Euronext	30,001	1,259,442
People’s United Financial Inc	39,762	571,778
Plum Creek Timber Co Inc REIT	20,106	941,564
Principal Financial Group Inc	33,863	1,450,014
Prologis Inc REIT	61,639	2,318,859
Prudential Financial Inc	57,524	4,485,722
Public Storage REIT	17,859	2,867,262
Regions Financial Corp	172,658	1,598,813
Simon Property Group Inc REIT	38,370	5,687,585
SLM Corp	53,962	1,343,654
State Street Corp	55,147	3,625,915
SunTrust Banks Inc	66,682	2,161,830
T. Rowe Price Group Inc	32,151	2,312,621
The Allstate Corp	57,312	2,897,122
The Bank of New York Mellon Corp	142,257	4,294,739
The Charles Schwab Corp	142,936	3,021,667
The Chubb Corp	31,599	2,820,527
The Goldman Sachs Group Inc	51,640	8,169,964
The Hartford Financial Services Group Inc	56,281	1,751,465
The Macerich Co REIT	17,364	980,024
The NASDAQ OMX Group Inc	14,304	459,015
The PNC Financial Services Group Inc	65,700	4,759,965
The Progressive Corp	68,419	1,863,049
The Travelers Cos Inc	46,181	3,914,763
Torchmark Corp	11,335	820,087
U.S. Bancorp	227,403	8,318,402
Unum Group	32,617	992,861
Ventas Inc REIT	36,191	2,225,746
Vornado Realty Trust REIT	21,492	1,806,618
Wells Fargo & Co	597,362	24,682,998
Weyerhaeuser Co REIT	72,178	2,066,456
XL Group PLC (Ireland)	35,411	1,091,367
Zions Bancorp	22,752	623,860

		300,554,673

Health Care - 12.8%

Abbott Laboratories	192,155	6,377,624
AbbVie Inc	195,986	8,766,454
Actavis Inc *	21,420	3,084,480
Aetna Inc	46,015	2,945,880
Agilent Technologies Inc	40,913	2,096,791
Alexion Pharmaceuticals Inc *	24,171	2,807,703
Allergan Inc	36,687	3,318,339
AmerisourceBergen Corp	28,507	1,741,778
Amgen Inc	93,128	10,424,748
Baxter International Inc	67,094	4,407,405
Becton Dickinson & Co	23,980	2,398,480
Biogen Idec Inc *	29,380	7,073,529
Boston Scientific Corp *	166,092	1,949,920
Bristol-Myers Squibb Co	203,513	9,418,582
C.R. Bard Inc	9,781	1,126,771
Cardinal Health Inc	41,983	2,189,413

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
CareFusion Corp *	26,527	$978,846
Celgene Corp *	50,851	7,827,494
Cerner Corp *	36,467	1,916,341
Cigna Corp	34,977	2,688,332
Covidien PLC (Ireland)	56,882	3,466,389
DaVita HealthCare Partners Inc *	21,805	1,240,705
DENTSPLY International Inc	17,580	763,148
Edwards Lifesciences Corp *	13,877	966,256
Eli Lilly & Co	122,556	6,168,243
Express Scripts Holding Co *	100,669	6,219,331
Forest Laboratories Inc *	29,190	1,249,040
Gilead Sciences Inc *	189,213	11,890,145
Hospira Inc *	20,434	801,421
Humana Inc	19,352	1,806,122
Intuitive Surgical Inc *	4,912	1,848,238
Johnson & Johnson	348,376	30,200,715
Laboratory Corp of America Holdings *	11,148	1,105,213
Life Technologies Corp *	21,338	1,596,723
McKesson Corp	28,260	3,625,758
Medtronic Inc	123,329	6,567,269
Merck & Co Inc	361,791	17,224,870
Mylan Inc *	47,186	1,801,090
Patterson Cos Inc	10,320	414,864
PerkinElmer Inc	13,825	521,894
Perrigo Co	11,630	1,434,909
Pfizer Inc	818,463	23,498,073
Quest Diagnostics Inc	18,792	1,161,158
Regeneron Pharmaceuticals Inc *	9,643	3,017,005
St. Jude Medical Inc	35,493	1,903,845
Stryker Corp	36,454	2,463,926
Tenet Healthcare Corp *	12,584	518,335
Thermo Fisher Scientific Inc	44,562	4,106,388
UnitedHealth Group Inc	125,702	9,001,520
Varian Medical Systems Inc *	13,320	995,404
Vertex Pharmaceuticals Inc *	28,774	2,181,645
Waters Corp *	10,532	1,118,604
WellPoint Inc	36,969	3,090,978
Zimmer Holdings Inc	20,954	1,721,162
Zoetis Inc	61,727	1,920,944

		241,150,240

Industrials - 10.6%

3M Co	80,264	9,584,324
AMETEK Inc	30,179	1,388,838
C.H. Robinson Worldwide Inc	19,721	1,174,583
Caterpillar Inc	78,663	6,558,134
Cintas Corp	12,721	651,315
CSX Corp	125,966	3,242,365
Cummins Inc	21,534	2,861,223
Danaher Corp	73,943	5,125,729
Deere & Co	47,340	3,853,003
Delta Air Lines Inc	106,039	2,501,460
Dover Corp	21,123	1,897,479
Eaton Corp PLC (Ireland)	58,577	4,032,441
Emerson Electric Co	88,348	5,716,116
Equifax Inc	14,984	896,792
Expeditors International of Washington Inc	25,510	1,123,971
Fastenal Co	33,753	1,696,088
FedEx Corp	36,730	4,191,260
Flowserve Corp	17,398	1,085,461
Fluor Corp	20,182	1,432,115
General Dynamics Corp	41,083	3,595,584
General Electric Co	1,259,001	30,077,534
Honeywell International Inc	97,037	8,057,952
Illinois Tool Works Inc	50,952	3,886,109
Ingersoll-Rand PLC (Ireland)	33,474	2,173,802
Iron Mountain Inc	21,006	567,582
Jacobs Engineering Group Inc *	16,243	945,018
Joy Global Inc	13,122	669,747
Kansas City Southern	13,603	1,487,624

	Shares	Value
L-3 Communications Holdings Inc	11,059	$1,045,075
Lockheed Martin Corp	33,324	4,250,476
Masco Corp	44,063	937,661
Nielsen Holdings NV (Netherlands)	26,558	968,039
Norfolk Southern Corp	38,577	2,983,931
Northrop Grumman Corp	28,464	2,711,481
PACCAR Inc	43,754	2,435,348
Pall Corp	13,843	1,066,465
Parker Hannifin Corp	18,425	2,003,166
Pentair Ltd (Switzerland)	24,634	1,599,732
Pitney Bowes Inc	24,834	451,730
Precision Castparts Corp	17,996	4,089,411
Quanta Services Inc *	26,479	728,437
Raytheon Co	39,880	3,073,552
Republic Services Inc	33,595	1,120,729
Robert Half International Inc	17,232	672,565
Rockwell Automation Inc	17,152	1,834,235
Rockwell Collins Inc	16,682	1,132,041
Roper Industries Inc	12,262	1,629,252
Ryder System Inc	6,494	387,692
Snap-on Inc	7,196	716,002
Southwest Airlines Co	87,372	1,272,136
Stanley Black & Decker Inc	19,800	1,793,286
Stericycle Inc *	10,608	1,224,163
Textron Inc	34,658	956,907
The ADT Corp *	24,747	1,006,213
The Boeing Co	85,802	10,081,735
The Dun & Bradstreet Corp	4,805	498,999
Tyco International Ltd (Switzerland)	57,140	1,998,757
Union Pacific Corp	57,349	8,908,594
United Parcel Service Inc ‘B’	89,309	8,160,163
United Technologies Corp	104,353	11,251,340
W.W. Grainger Inc	7,645	2,000,773
Waste Management Inc	53,918	2,223,578
Xylem Inc	22,882	639,094

		198,326,407

Information Technology - 17.6%

Accenture PLC ‘A’ (Ireland)	79,731	5,871,391
Adobe Systems Inc *	57,765	3,000,314
Akamai Technologies Inc *	22,037	1,139,313
Altera Corp	39,524	1,468,712
Amphenol Corp ‘A’	19,666	1,521,755
Analog Devices Inc	38,397	1,806,579
Apple Inc	112,315	53,546,176
Applied Materials Inc	148,663	2,607,549
Autodesk Inc *	27,592	1,135,963
Automatic Data Processing Inc	59,701	4,321,158
Broadcom Corp ‘A’	67,979	1,768,134
CA Inc	40,586	1,204,187
Cisco Systems Inc	662,794	15,522,635
Citrix Systems Inc *	23,169	1,635,963
Cognizant Technology Solutions Corp ‘A’ *	37,234	3,057,656
Computer Sciences Corp	18,276	945,600
Corning Inc	180,606	2,635,042
Dell Inc	181,545	2,499,875
eBay Inc *	144,049	8,036,494
Electronic Arts Inc *	37,885	967,962
EMC Corp	257,279	6,576,051
F5 Networks Inc *	9,675	829,728
Fidelity National Information Services Inc	36,079	1,675,509
First Solar Inc *	8,556	344,037
Fiserv Inc *	16,092	1,626,097
FLIR Systems Inc	17,522	550,191
Google Inc ‘A’ *	34,582	30,290,720
Harris Corp	13,236	784,895
Hewlett-Packard Co	237,628	4,985,435
Intel Corp	615,872	14,115,786
International Business Machines Corp	127,301	23,573,599
Intuit Inc	36,699	2,433,511

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Jabil Circuit Inc	22,774	$493,740
JDS Uniphase Corp *	29,215	429,753
Juniper Networks Inc *	62,736	1,245,937
KLA-Tencor Corp	20,481	1,246,269
Lam Research Corp *	20,191	1,033,577
Linear Technology Corp	28,799	1,142,168
LSI Corp	67,870	530,743
MasterCard Inc ‘A’	12,826	8,629,076
Microchip Technology Inc	24,341	980,699
Micron Technology Inc *	128,347	2,242,222
Microsoft Corp	937,087	31,214,368
Molex Inc	16,985	654,262
Motorola Solutions Inc	29,267	1,737,874
NetApp Inc	42,066	1,792,853
NVIDIA Corp	71,354	1,110,268
Oracle Corp	440,838	14,622,596
Paychex Inc	40,204	1,633,891
QUALCOMM Inc	212,082	14,285,843
Red Hat Inc *	23,408	1,080,045
salesforce.com inc *	67,774	3,518,148
SanDisk Corp	29,734	1,769,470
Seagate Technology PLC (Ireland)	38,400	1,679,616
Symantec Corp	86,344	2,137,014
TE Connectivity Ltd (Switzerland)	51,141	2,648,081
Teradata Corp *	20,174	1,118,447
Teradyne Inc *	23,495	388,137
Texas Instruments Inc	136,155	5,482,962
The Western Union Co	68,283	1,274,161
Total System Services Inc	20,587	605,670
VeriSign Inc *	16,704	850,067
Visa Inc ‘A’	63,812	12,194,473
Western Digital Corp	26,090	1,654,106
Xerox Corp	143,320	1,474,763
Xilinx Inc	32,909	1,542,116
Yahoo! Inc *	117,339	3,890,961

		330,812,393

Materials - 3.4%

Air Products & Chemicals Inc	25,912	2,761,442
Airgas Inc	8,186	868,125
Alcoa Inc	132,036	1,072,132
Allegheny Technologies Inc	13,306	406,099
Avery Dennison Corp	12,147	528,637
Ball Corp	17,958	805,955
Bemis Co Inc	12,707	495,700
CF Industries Holdings Inc	7,087	1,494,152
Cliffs Natural Resources Inc	18,867	386,774
E.I. du Pont de Nemours & Co	114,149	6,684,565
Eastman Chemical Co	19,073	1,485,787
Ecolab Inc	33,525	3,310,929
FMC Corp	16,878	1,210,490
Freeport-McMoRan Copper & Gold Inc	128,311	4,244,528
International Flavors & Fragrances Inc	10,123	833,123
International Paper Co	55,120	2,469,376
LyondellBasell Industries NV ‘A’ (Netherlands)	55,380	4,055,477
MeadWestvaco Corp	21,981	843,631
Monsanto Co	65,898	6,877,774
Newmont Mining Corp	61,559	1,729,808
Nucor Corp	39,333	1,928,104
Owens-Illinois Inc *	20,313	609,796
PPG Industries Inc	17,664	2,950,948
Praxair Inc	36,458	4,382,616
Sealed Air Corp	24,183	657,536
Sigma-Aldrich Corp	14,857	1,267,302
The Dow Chemical Co	149,597	5,744,525
The Mosaic Co	42,101	1,811,185
The Sherwin-Williams Co	10,787	1,965,176
United States Steel Corp	17,905	368,664
Vulcan Materials Co	16,046	831,343

		65,081,699

	Shares	Value
Telecommunication Services - 2.4%

AT&T Inc	656,596	$22,206,077
CenturyLink Inc	74,288	2,331,157
Crown Castle International Corp *	36,262	2,648,214
Frontier Communications Corp	123,220	513,827
Verizon Communications Inc	353,757	16,506,302
Windstream Holdings Inc	73,200	585,600

		44,791,177

Utilities - 3.1%

AGL Resources Inc	14,594	671,762
Ameren Corp	29,957	1,043,702
American Electric Power Co Inc	60,164	2,608,109
CenterPoint Energy Inc	52,907	1,268,181
CMS Energy Corp	32,811	863,585
Consolidated Edison Inc	36,158	1,993,752
Dominion Resources Inc	71,572	4,471,819
DTE Energy Co	21,621	1,426,554
Duke Energy Corp	87,259	5,827,156
Edison International	40,222	1,852,625
Entergy Corp	21,998	1,390,054
Exelon Corp	105,873	3,138,076
FirstEnergy Corp	51,630	1,881,913
Integrys Energy Group Inc	9,863	551,243
NextEra Energy Inc	52,491	4,207,679
NiSource Inc	38,691	1,195,165
Northeast Utilities	38,841	1,602,191
NRG Energy Inc	39,816	1,088,171
ONEOK Inc	25,446	1,356,781
Pepco Holdings Inc	30,697	566,667
PG&E Corp	55,038	2,252,155
Pinnacle West Capital Corp	13,576	743,150
PPL Corp	78,075	2,371,918
Public Service Enterprise Group Inc	62,462	2,056,874
SCANA Corp	17,332	797,965
Sempra Energy	28,075	2,403,220
Southern Co	108,022	4,448,346
TECO Energy Inc	25,261	417,817
The AES Corp	76,130	1,011,768
Wisconsin Energy Corp	28,114	1,135,243
Xcel Energy Inc	61,571	1,699,975

		58,343,616

Total Common Stocks (Cost $1,074,183,871)		1,848,697,643

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $29,344,885; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $29,933,031)	$29,344,885	29,344,885

Total Short-Term Investment (Cost $29,344,885)		29,344,885

TOTAL INVESTMENTS - 99.8% (Cost $1,103,528,756)		1,878,042,528

OTHER ASSETS & LIABILITIES, NET - 0.2%		3,830,747

NET ASSETS - 100.0%		$1,881,873,275

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2013, $1,622,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Depreciation
S&P 500 E-Mini (12/13)	GSC	378	$31,673,640	($29,370)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,848,697,643	$1,848,697,643	$-	$-
	Short-Term Investment	29,344,885	-	29,344,885	-

	Total Assets	1,878,042,528	1,848,697,643	29,344,885	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(29,370)	(29,370)	-	-

	Total Liabilities	(29,370)	(29,370)	-	-

	Total	$1,878,013,158	$1,848,668,273	$29,344,885	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

FOCUSED 30 PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%

Consumer Discretionary - 21.9%

Amazon.com Inc *	7,924	$2,477,359
Cie Financiere Richemont SA (Switzerland)	42,410	4,238,329
Delphi Automotive PLC (United Kingdom)	37,905	2,214,410
MGM Resorts International *	174,241	3,561,486
Prada SPA (Italy)	149,300	1,409,201
priceline.com Inc *	2,693	2,722,488
The TJX Cos Inc	53,519	3,017,937
Twenty-First Century Fox Inc ‘A’	179,270	6,005,545

		25,646,755

Consumer Staples - 4.2%

Davide Campari-Milano SPA (Italy)	219,530	1,903,708
Monster Beverage Corp *	31,994	1,671,687
Pernod Ricard SA (France)	10,476	1,301,617

		4,877,012

Financials - 6.9%

AIA Group Ltd (Hong Kong)	498,600	2,347,268
PacWest Bancorp	68,343	2,348,266
U.S. Bancorp	93,652	3,425,790

		8,121,324

Health Care - 27.3%

athenahealth Inc *	20,327	2,206,699
Celgene Corp *	42,482	6,539,254
DaVita HealthCare Partners Inc *	37,566	2,137,506
Express Scripts Holding Co *	106,070	6,553,005
Gilead Sciences Inc *	44,214	2,778,408
Intuitive Surgical Inc *	3,057	1,150,257
Medivation Inc *	67,477	4,044,571
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	25,585	2,669,283
Zoetis Inc	126,677	3,942,188

		32,021,171

Industrials - 5.0%

Canadian Pacific Railway Ltd (NYSE) (Canada)	29,883	3,684,574
Cummins Inc	8,736	1,160,752
Precision Castparts Corp	4,437	1,008,264

		5,853,590

Information Technology - 23.3%

Amphenol Corp ‘A’	21,603	1,671,640
CoStar Group Inc *	14,503	2,435,054
eBay Inc *	63,228	3,527,490
Google Inc ‘A’ *	7,203	6,309,180
LinkedIn Corp ‘A’ *	3,430	843,986

	Shares	Value
MasterCard Inc ‘A’	3,935	$2,647,389
TE Connectivity Ltd (Switzerland)	56,195	2,909,777
Teradata Corp *	30,171	1,672,680
Trimble Navigation Ltd *	98,196	2,917,403
VMware Inc ‘A’ *	22,050	1,783,845
Youku Tudou Inc ADR * (Cayman)	23,097	632,858

		27,351,302

Materials - 2.9%

Monsanto Co	32,897	3,433,460

Telecommunication Services - 3.5%

Crown Castle International Corp *	31,945	2,332,943
Iliad SA (France)	7,616	1,777,049

		4,109,992

Total Common Stocks (Cost $84,197,919)		111,414,606

	Principal Amount

SHORT-TERM INVESTMENTS - 5.0%

Commercial Paper - 4.9%

Societe Generale North America Inc 0.010% due 10/01/13	$5,800,000	5,800,000

Repurchase Agreement - 0.1%

State Street Bank & Trust Co 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $87,665; collateralized by Freddie Mac: 2.000% due 01/30/23 and value $90,950)	87,665	87,665

Total Short-Term Investments (Cost $5,887,665)		5,887,665

TOTAL INVESTMENTS - 100.0% (Cost $90,085,584)		117,302,271

OTHER ASSETS & LIABILITIES, NET - 0.0%		14,506

NET ASSETS - 100.0%		$117,316,777

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$25,646,755	$19,999,225	$5,647,530	$-
	Consumer Staples	4,877,012	1,671,687	3,205,325	-
	Financials	8,121,324	5,774,056	2,347,268	-
	Health Care	32,021,171	32,021,171	-	-
	Industrials	5,853,590	5,853,590	-	-
	Information Technology	27,351,302	27,351,302	-	-
	Materials	3,433,460	3,433,460	-	-
	Telecommunication Services	4,109,992	2,332,943	1,777,049	-

		111,414,606	98,437,434	12,977,172	-
	Short-Term Investments	5,887,665	-	5,887,665	-

	Total	$117,302,271	$98,437,434	$18,864,837	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

GROWTH PORTFOLIO (Formerly Growth LT Portfolio)

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 23.7%

Amazon.com Inc *	56,666	$17,716,058
AutoZone Inc *	15,492	6,548,933
Comcast Corp ‘Special A’	281,510	12,209,089
Discovery Communications Inc ‘A’ *	146,620	12,377,660
Las Vegas Sands Corp	171,450	11,387,709
LKQ Corp *	129,960	4,140,526
LVMH Moet Hennessy Louis Vuitton SA (France)	38,104	7,509,702
Michael Kors Holdings Ltd * (United Kingdom)	68,130	5,077,048
Netflix Inc *	7,985	2,469,042
Nike Inc ‘B’	105,540	7,666,425
PetSmart Inc	77,370	5,900,236
Polaris Industries Inc	36,750	4,747,365
priceline.com Inc *	17,354	17,544,026
Ross Stores Inc	171,500	12,485,200
Starbucks Corp	175,710	13,524,399
Target Corp	115,360	7,380,733
The Walt Disney Co	207,630	13,390,059
Tiffany & Co	91,960	7,045,975
Time Warner Cable Inc	61,190	6,828,804
Time Warner Inc	126,560	8,328,913
Tractor Supply Co	77,398	5,198,824
Twenty-First Century Fox Inc ‘A’	554,060	18,561,010
VF Corp	41,236	8,208,026
Viacom Inc ‘B’	102,900	8,600,382
Wynn Resorts Ltd	83,193	13,145,326
Yum! Brands Inc	63,270	4,516,845

		242,508,315

Consumer Staples - 6.0%

Costco Wholesale Corp	77,434	8,914,202
CVS Caremark Corp	97,670	5,542,772
Danone SA (France)	60,703	4,570,561
Diageo PLC (United Kingdom)	202,048	6,420,405
Mead Johnson Nutrition Co	70,770	5,255,380
Mondelez International Inc ‘A’	281,980	8,859,812
Pernod Ricard SA (France)	42,798	5,317,547
Philip Morris International Inc	93,630	8,107,422
The Estee Lauder Cos Inc ‘A’	123,180	8,610,282

		61,598,383

Energy - 5.2%

Anadarko Petroleum Corp	88,970	8,273,320
Cabot Oil & Gas Corp	169,430	6,323,128
Cameron International Corp *	76,360	4,457,133
Dresser-Rand Group Inc *	141,590	8,835,216
FMC Technologies Inc *	27,380	1,517,400
Noble Energy Inc	124,345	8,332,359
Pioneer Natural Resources Co	79,113	14,936,534

		52,675,090

Financials - 6.9%

ACE Ltd (Switzerland)	32,400	3,031,344
Affiliated Managers Group Inc *	57,732	10,544,172
American Express Co	131,700	9,945,984
American Tower Corp REIT	277,450	20,567,368
BlackRock Inc	28,226	7,638,520
IntercontinentalExchange Inc *	59,145	10,730,086
MetLife Inc	64,710	3,038,135
Morgan Stanley	204,110	5,500,765

		70,996,374

	Shares	Value
Health Care - 16.8%

Actavis Inc *	42,440	$6,111,360
Alexion Pharmaceuticals Inc *	88,740	10,308,038
Biogen Idec Inc *	62,746	15,106,727
Bristol-Myers Squibb Co	291,360	13,484,141
Catamaran Corp (NASDAQ) * (Canada)	140,900	6,474,355
Celgene Corp *	99,318	15,288,020
Cerner Corp *	147,300	7,740,615
Covidien PLC (Ireland)	152,900	9,317,726
Express Scripts Holding Co *	195,480	12,076,754
Gilead Sciences Inc *	311,200	19,555,808
Illumina Inc *	53,730	4,342,996
Intuitive Surgical Inc *	6,202	2,333,627
Perrigo Co	45,675	5,635,382
Regeneron Pharmaceuticals Inc *	19,833	6,205,151
The Cooper Cos Inc	34,867	4,521,901
Thermo Fisher Scientific Inc	219,280	20,206,652
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	92,200	9,619,226
Zoetis Inc	104,820	3,261,998

		171,590,477

Industrials - 11.8%

AMETEK Inc	206,050	9,482,421
Cummins Inc	43,765	5,815,056
Danaher Corp	319,840	22,171,309
Expeditors International of Washington Inc	166,680	7,343,921
Honeywell International Inc	138,180	11,474,467
Joy Global Inc	57,000	2,909,280
Kansas City Southern	45,765	5,004,860
Precision Castparts Corp	98,588	22,403,137
Roper Industries Inc	66,129	8,786,560
Stanley Black & Decker Inc	121,320	10,987,952
Union Pacific Corp	33,928	5,270,376
Verisk Analytics Inc ‘A’ *	129,940	8,440,902

		120,090,241

Information Technology - 25.8%

Altera Corp	257,260	9,559,782
Apple Inc	22,783	10,861,795
Autodesk Inc *	166,390	6,850,276
Citrix Systems Inc *	148,730	10,501,825
Cognizant Technology Solutions Corp ‘A’ *	118,480	9,729,578
eBay Inc *	299,070	16,685,115
EMC Corp	799,250	20,428,830
Facebook Inc ‘A’ *	302,640	15,204,634
FleetCor Technologies Inc *	77,540	8,541,806
Google Inc ‘A’ *	47,086	41,243,098
Linear Technology Corp	137,680	5,460,389
LinkedIn Corp ‘A’ *	28,865	7,102,522
MasterCard Inc ‘A’	30,303	20,387,252
NXP Semiconductors NV * (Netherlands)	90,880	3,381,645
Oracle Corp	264,150	8,761,855
PTC Inc *	89,630	2,548,181
QUALCOMM Inc	245,870	16,561,803
salesforce.com inc *	214,712	11,145,700
Teradata Corp *	37,770	2,093,969
TIBCO Software Inc *	98,510	2,520,871
Visa Inc ‘A’	133,481	25,508,219
VMware Inc ‘A’ *	35,460	2,868,714
Yahoo! Inc *	168,260	5,579,502

		263,527,361

Materials - 1.8%

Airgas Inc	65,920	6,990,816
Monsanto Co	106,353	11,100,063

		18,090,879

Total Common Stocks (Cost $878,866,430)		1,001,077,120

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.9%

Commercial Paper - 1.0%

HSBC USA Inc 0.051% due 10/01/13	$10,119,000	$10,119,000

Repurchase Agreement - 0.9%

State Street Bank & Trust Co 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $9,165,865; collateralized by Freddie Mac: 2.000% due 01/30/23 and value $9,349,691)	9,165,865	9,165,865

Total Short-Term Investments (Cost $19,284,865)		19,284,865

TOTAL INVESTMENTS - 99.9% (Cost $898,151,295)		1,020,361,985

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,287,232

NET ASSETS - 100.0%		$1,021,649,217

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$242,508,315	$234,998,613	$7,509,702	$-
	Consumer Staples	61,598,383	45,289,870	16,308,513	-
	Energy	52,675,090	52,675,090	-	-
	Financials	70,996,374	70,996,374	-	-
	Health Care	171,590,477	171,590,477	-	-
	Industrials	120,090,241	120,090,241	-	-
	Information Technology	263,527,361	263,527,361	-	-
	Materials	18,090,879	18,090,879	-	-

		1,001,077,120	977,258,905	23,818,215	-
	Short-Term Investments	19,284,865	-	19,284,865	-

	Total	$1,020,361,985	$977,258,905	$43,103,080	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer Discretionary - 26.3%

Amazon.com Inc *	156,573	$48,950,983
CarMax Inc *	236,716	11,473,624
Comcast Corp ‘A’	544,610	24,589,141
Expedia Inc	320,200	16,583,158
Liberty Global PLC ‘A’ * (United Kingdom)	400,500	31,779,675
Melco Crown Entertainment Ltd ADR * (Cayman)	554,231	17,641,173
Nike Inc ‘B’	402,370	29,228,157
priceline.com Inc *	31,570	31,915,691
Sirius XM Radio Inc	7,930,488	30,690,989
The Walt Disney Co	452,971	29,212,100
Time Warner Inc	319,028	20,995,233
Under Armour Inc ‘A’ *	122,840	9,759,638
Viacom Inc ‘B’	464,900	38,856,342
Wynn Resorts Ltd	96,514	15,250,177

		356,926,081

Consumer Staples - 3.4%

Kellogg Co	247,650	14,544,485
Mondelez International Inc ‘A’	441,452	13,870,422
The Estee Lauder Cos Inc ‘A’	251,527	17,581,737

		45,996,644

Energy - 4.6%

Cabot Oil & Gas Corp	348,889	13,020,537
EOG Resources Inc	56,458	9,557,210
FMC Technologies Inc *	372,956	20,669,222
Gulfport Energy Corp *	293,588	18,889,452

		62,136,421

Financials - 4.4%

American International Group Inc	451,482	21,955,569
Discover Financial Services	404,120	20,424,225
Moody’s Corp	236,200	16,611,946

		58,991,740

Health Care - 12.2%

AbbVie Inc	676,500	30,259,845
Allergan Inc	357,640	32,348,538
Catamaran Corp (NASDAQ) * (Canada)	303,236	13,933,694
Gilead Sciences Inc *	467,000	29,346,280
Regeneron Pharmaceuticals Inc *	48,151	15,065,004
United Therapeutics Corp *	265,206	20,911,493
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	227,303	23,714,522

		165,579,376

Industrials - 13.7%

Danaher Corp	235,976	16,357,856
Eaton Corp PLC (Ireland)	493,900	34,000,076
Precision Castparts Corp	178,854	40,642,783
Roper Industries Inc	108,700	14,442,969
Union Pacific Corp	165,060	25,640,420
United Rentals Inc *	188,864	11,008,883
United Technologies Corp	255,500	27,548,010
Verisk Analytics Inc ‘A’ *	239,000	15,525,440

		185,166,437

Information Technology - 30.6%

Alliance Data Systems Corp *	84,200	17,805,774
Autodesk Inc *	382,402	15,743,490
Citrix Systems Inc *	260,322	18,381,336
eBay Inc *	605,863	33,801,097
Equinix Inc *	113,948	20,926,550
Facebook Inc ‘A’ *	399,900	20,090,976
Google Inc ‘A’ *	75,247	65,909,600

	Shares	Value
LinkedIn Corp ‘A’ *	125,493	$30,878,808
MasterCard Inc ‘A’	22,294	14,998,957
Pandora Media Inc *	214,136	5,381,238
ServiceNow Inc *	211,734	10,999,581
SINA Corp * (Cayman)	258,516	20,983,744
Splunk Inc *	425,241	25,531,470
Visa Inc ‘A’	261,578	49,987,556
Yahoo! Inc *	992,814	32,921,712
Yandex NV ‘A’ * (Netherlands)	475,741	17,326,487
Yelp Inc *	198,149	13,113,501

		414,781,877

Materials - 1.0%

Monsanto Co	130,468	13,616,945

Telecommunication Services - 3.3%

Softbank Corp (Japan)	495,900	34,463,738
Vivendi SA (France)	470,302	10,823,610

		45,287,348

Total Common Stocks (Cost $1,173,806,975)		1,348,482,869

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $4,946,399; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $5,048,531)	$4,946,399	4,946,399

Total Short-Term Investment (Cost $4,946,399)		4,946,399

TOTAL INVESTMENTS - 99.9% (Cost $1,178,753,374)		1,353,429,268

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,126,944

NET ASSETS - 100.0%		$1,354,556,212

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$356,926,081	$356,926,081	$-	$-
	Consumer Staples	45,996,644	45,996,644	-	-
	Energy	62,136,421	62,136,421	-	-
	Financials	58,991,740	58,991,740	-	-
	Health Care	165,579,376	165,579,376	-	-
	Industrials	185,166,437	185,166,437	-	-
	Information Technology	414,781,877	414,781,877	-	-
	Materials	13,616,945	13,616,945	-	-
	Telecommunication Services	45,287,348	-	45,287,348	-

		1,348,482,869	1,303,195,521	45,287,348	-
	Short-Term Investment	4,946,399	-	4,946,399	-

	Total	$1,353,429,268	$1,303,195,521	$50,233,747	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Consumer Discretionary - 15.6%

DISH Network Corp ‘A’	1,475,979	$66,433,815
McDonald’s Corp	216,716	20,850,246
SES SA FDR (Luxembourg)	962,162	27,539,248
Target Corp	439,114	28,094,514
The Home Depot Inc	695,974	52,789,628
Time Warner Cable Inc	556,625	62,119,350
Time Warner Inc	1,224,045	80,554,401
Twenty-First Century Fox Inc ‘A’	2,226,410	74,584,735

		412,965,937

Consumer Staples - 11.7%

Altria Group Inc	832,872	28,609,153
Anheuser-Busch InBev NV ADR (Belgium)	478,460	47,463,232
CVS Caremark Corp	1,441,348	81,796,499
Kimberly-Clark Corp	472,977	44,563,893
Lorillard Inc	625,467	28,008,412
Philip Morris International Inc	893,055	77,329,633

		307,770,822

Energy - 9.6%

Chevron Corp	626,143	76,076,374
Exxon Mobil Corp	674,043	57,994,660
Halliburton Co	1,135,791	54,688,337
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	514,194	33,772,262
Suncor Energy Inc (NYSE) (Canada)	894,325	31,998,948

		254,530,581

Financials - 28.1%

American Express Co	827,029	62,457,230
American Tower Corp REIT	457,068	33,882,451
Capital One Financial Corp	520,462	35,776,558
Citigroup Inc	535,158	25,960,515
JPMorgan Chase & Co	1,965,021	101,571,935
Loews Corp	748,867	35,002,043
Marsh & McLennan Cos Inc	1,211,523	52,761,827
MetLife Inc	756,143	35,500,914
State Street Corp	1,078,657	70,921,698
The Bank of New York Mellon Corp	996,028	30,070,085
The Progressive Corp	748,443	20,380,103
The Travelers Cos Inc	622,436	52,763,900
U.S. Bancorp	2,250,359	82,318,132
Wells Fargo & Co	2,512,738	103,826,334

		743,193,725

Health Care - 9.0%

Johnson & Johnson	573,073	49,679,699
Merck & Co Inc	1,129,669	53,783,541
Novartis AG ADR (Switzerland)	406,099	31,151,854
Pfizer Inc	1,094,330	31,418,214
Teva Pharmaceutical Industries Ltd ADR (Israel)	723,578	27,336,777
WellPoint Inc	521,843	43,631,293

		237,001,378

Industrials - 9.4%

General Electric Co	2,479,891	59,244,596
Honeywell International Inc	867,385	72,027,650
Illinois Tool Works Inc	744,824	56,807,726
United Technologies Corp	554,364	59,771,527

		247,851,499

Information Technology - 7.7%

International Business Machines Corp	208,220	38,558,180
Microsoft Corp	1,098,998	36,607,623

	Shares	Value
Motorola Solutions Inc	700,342	$41,586,308
TE Connectivity Ltd (Switzerland)	967,240	50,083,687
Xerox Corp	3,517,451	36,194,571

		203,030,369

Materials - 2.7%

Air Products & Chemicals Inc	312,411	33,293,640
Crown Holdings Inc *	892,799	37,747,542

		71,041,182

Telecommunication Services - 3.5%

AT&T Inc	782,341	26,458,773
Verizon Communications Inc	524,636	24,479,516
Vodafone Group PLC ADR (United Kingdom)	1,194,961	42,038,728

		92,977,017

Utilities - 1.8%

Sempra Energy	568,226	48,640,146

Total Common Stocks (Cost $1,772,185,224)		2,619,002,656

	Principal Amount

SHORT-TERM INVESTMENTS - 0.8%

Repurchase Agreements - 0.8%

Bank of America Corp 0.030% due 10/01/13 (Dated 09/30/13, repurchase price of $2,577,002; collateralized by U.S. Treasury Notes: 2.000% due 02/15/22 and value $2,628,540)	$2,577,000	2,577,000
The Royal Bank of Scotland Group PLC 0.030% due 10/01/13 (Dated 09/30/13, repurchase price of $18,000,015; collateralized by U.S. Treasury Notes: 2.125% due 12/31/15 and value $18,359,993)	18,000,000	18,000,000

		20,577,000

Total Short-Term Investments (Cost $20,577,000)		20,577,000

TOTAL INVESTMENTS - 99.9% (Cost $1,792,762,224)		2,639,579,656

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,948,042

NET ASSETS - 100.0%		$2,642,527,698

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$412,965,937	$385,426,689	$27,539,248	$-
	Consumer Staples	307,770,822	307,770,822	-	-
	Energy	254,530,581	254,530,581	-	-
	Financials	743,193,725	743,193,725	-	-
	Health Care	237,001,378	237,001,378	-	-
	Industrials	247,851,499	247,851,499	-	-
	Information Technology	203,030,369	203,030,369	-	-
	Materials	71,041,182	71,041,182	-	-
	Telecommunication Services	92,977,017	92,977,017	-	-
	Utilities	48,640,146	48,640,146	-	-

		2,619,002,656	2,591,463,408	27,539,248	-
	Short-Term Investments	20,577,000	-	20,577,000	-

	Total	$2,639,579,656	$2,591,463,408	$48,116,248	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 130.3%

Consumer Discretionary - 19.9%

Amazon.com Inc * †	58,680	$18,345,715
AutoZone Inc * †	15,530	6,564,997
CBS Corp ‘B’	186,155	10,268,310
Comcast Corp ‘A’	567,539	25,624,386
DISH Network Corp ‘A’	122,270	5,503,373
Expedia Inc †	47,990	2,485,402
General Motors Co * †	835,520	30,053,654
Johnson Controls Inc †	321,606	13,346,649
Lennar Corp ‘A’ †	110,920	3,926,568
Lowe’s Cos Inc	278,260	13,247,959
Lululemon Athletica Inc * †	61,930	4,526,464
Magna International Inc (NYSE) (Canada)	16,630	1,372,973
McDonald’s Corp	106,660	10,261,759
Nordstrom Inc †	65,880	3,702,456
NVR Inc * †	992	911,836
priceline.com Inc *	6,850	6,925,007
PulteGroup Inc †	206,830	3,412,695
Royal Caribbean Cruises Ltd (Liberia)	139,970	5,358,052
Starbucks Corp	40,920	3,149,612
Target Corp †	110,150	7,047,397
The Home Depot Inc	312,490	23,702,366
The TJX Cos Inc †	262,140	14,782,075
The Walt Disney Co	125,910	8,119,936
Time Warner Cable Inc	59,360	6,624,576
Time Warner Inc	838,306	55,168,918
Toll Brothers Inc * †	125,370	4,065,749
TRW Automotive Holdings Corp *	41,750	2,977,193
VF Corp †	51,810	10,312,780
Viacom Inc ‘B’	11,910	995,438
Yum! Brands Inc †	129,860	9,270,705

		312,055,000

Consumer Staples - 10.8%

Archer-Daniels-Midland Co	323,699	11,925,071
Beam Inc	23,648	1,528,843
Coca-Cola Enterprises Inc	123,380	4,961,110
Colgate-Palmolive Co	49,050	2,908,665
ConAgra Foods Inc	11,870	360,136
Constellation Brands Inc ‘A’ *	22,620	1,298,388
Costco Wholesale Corp	22,500	2,590,200
CVS Caremark Corp	251,450	14,269,788
Dr Pepper Snapple Group Inc †	35,820	1,605,452
General Mills Inc	305,680	14,648,186
Kimberly-Clark Corp †	87,010	8,198,082
Lorillard Inc	24,730	1,107,409
Mondelez International Inc ‘A’	524,037	16,465,243
PepsiCo Inc	186,990	14,865,705
Philip Morris International Inc †	280,500	24,288,495
The Coca-Cola Co	610,028	23,107,861
The Procter & Gamble Co	322,477	24,376,036

		168,504,670

Energy - 12.2%

Anadarko Petroleum Corp	90,410	8,407,226
Apache Corp	55,260	4,704,836
Cameron International Corp *	118,200	6,899,334
Cheniere Energy Inc * †	70,970	2,422,916
Chevron Corp	245,390	29,814,885
ConocoPhillips †	145,380	10,105,364
Ensco PLC ‘A’ † (United Kingdom)	148,680	7,991,550
EOG Resources Inc †	45,890	7,768,259
Exxon Mobil Corp	281,637	24,232,047
Marathon Oil Corp †	83,940	2,927,827
Marathon Petroleum Corp	103,140	6,633,965
National Oilwell Varco Inc	30,760	2,402,664
Occidental Petroleum Corp †	204,610	19,139,219

	Shares	Value
Phillips 66	78,780	$4,555,060
QEP Resources Inc †	41,010	1,135,567
Schlumberger Ltd † (Netherlands)	396,980	35,077,153
Southwestern Energy Co * †	40,370	1,468,661
The Williams Cos Inc †	319,370	11,612,293
Valero Energy Corp	122,190	4,172,788

		191,471,614

Financials - 20.3%

ACE Ltd † (Switzerland)	408,590	38,227,680
Aflac Inc	51,650	3,201,784
Alexandria Real Estate Equities Inc REIT	15,200	970,520
American Express Co	24,730	1,867,610
Ameriprise Financial Inc	59,780	5,444,762
Aon PLC (United Kingdom)	31,570	2,350,071
Apartment Investment & Management Co ‘A’ REIT	86,460	2,415,692
Bank of America Corp	2,014,884	27,805,399
BB&T Corp †	91,460	3,086,775
Berkshire Hathaway Inc ‘B’ *	58,730	6,666,442
Boston Properties Inc REIT †	24,400	2,608,360
Brandywine Realty Trust REIT †	110,800	1,460,344
Camden Property Trust REIT †	24,510	1,505,894
Capital One Financial Corp	169,860	11,676,176
CIT Group Inc * †	23,700	1,155,849
Citigroup Inc	507,386	24,613,295
Comerica Inc †	96,420	3,790,270
Cousins Properties Inc REIT †	175,290	1,803,734
Digital Realty Trust Inc REIT †	28,850	1,531,935
Everest Re Group Ltd † (Bermuda)	16,650	2,421,077
HCP Inc REIT	47,540	1,946,763
Highwoods Properties Inc REIT †	110,440	3,899,636
IntercontinentalExchange Inc * †	70,260	12,746,569
Invesco Ltd † (Bermuda)	393,418	12,550,034
Kimco Realty Corp REIT †	99,290	2,003,672
Marsh & McLennan Cos Inc	153,900	6,702,345
MetLife Inc	438,790	20,601,191
Morgan Stanley †	565,713	15,245,965
PartnerRe Ltd (Bermuda)	16,100	1,473,794
Post Properties Inc REIT	49,900	2,246,498
Prologis Inc REIT †	55,690	2,095,058
Prudential Financial Inc †	35,900	2,799,482
Public Storage REIT	140	22,477
RenaissanceRe Holdings Ltd † (Bermuda)	49,553	4,486,033
Simon Property Group Inc REIT	60,400	8,953,092
State Street Corp †	120,310	7,910,383
SunTrust Banks Inc	185,570	6,016,179
SVB Financial Group * †	9,210	795,468
TD Ameritrade Holding Corp	165,319	4,328,052
The Goldman Sachs Group Inc †	65,521	10,366,078
The Hartford Financial Services Group Inc †	260,260	8,099,291
The PNC Financial Services Group Inc	25,540	1,850,373
Wells Fargo & Co	876,374	36,211,774

		317,953,876

Health Care - 16.9%

Abbott Laboratories †	77,430	2,569,902
Aegerion Pharmaceuticals Inc * †	15,200	1,302,792
Alexion Pharmaceuticals Inc *	77,920	9,051,187
Allergan Inc †	24,030	2,173,513
Baxter International Inc	135,466	8,898,762
Biogen Idec Inc *	106,179	25,563,656
Bristol-Myers Squibb Co †	671,700	31,086,276
Cardinal Health Inc †	88,727	4,627,113
Celgene Corp * †	113,763	17,511,539
Covidien PLC (Ireland)	61,070	3,721,606
DaVita HealthCare Partners Inc * †	168,980	9,614,962
Humana Inc †	87,769	8,191,481
Intuitive Surgical Inc * †	3,350	1,260,505
Johnson & Johnson	770,980	66,836,256

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Merck & Co Inc †	262,769	$12,510,432
Mettler-Toledo International Inc * †	27,859	6,688,667
Pfizer Inc	197,161	5,660,492
Quest Diagnostics Inc †	26,540	1,639,907
Stryker Corp †	23,630	1,597,152
UnitedHealth Group Inc †	465,590	33,340,900
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	18,180	1,896,719
Vertex Pharmaceuticals Inc * †	91,500	6,937,530
Zoetis Inc	62,137	1,933,703

		264,615,052

Industrials - 15.4%

CSX Corp	798,720	20,559,053
Deere & Co †	15,960	1,298,984
Delta Air Lines Inc †	169,390	3,995,910
Eaton Corp PLC (Ireland)	27,350	1,882,774
Emerson Electric Co †	328,690	21,266,243
FedEx Corp	7,780	887,776
Fluor Corp †	435,030	30,869,729
General Electric Co	98,260	2,347,431
Honeywell International Inc	434,134	36,050,487
Masco Corp †	346,210	7,367,349
MSC Industrial Direct Co Inc ‘A’ †	14,830	1,206,421
Norfolk Southern Corp †	109,330	8,456,675
PACCAR Inc †	391,288	21,779,090
Pentair Ltd (Switzerland)	14,670	952,670
SPX Corp	69,352	5,869,953
Tyco International Ltd (Switzerland)	30,690	1,073,536
Union Pacific Corp	88,243	13,707,668
United Continental Holdings Inc * †	32,372	994,144
United Technologies Corp	453,000	48,842,460
W.W. Grainger Inc †	37,530	9,821,976
WABCO Holdings Inc *	22,560	1,900,906

		241,131,235

Information Technology - 25.6%

Accenture PLC ‘A’ (Ireland)	12,790	941,856
Adobe Systems Inc * †	144,090	7,484,035
Alliance Data Systems Corp * †	21,450	4,536,031
Altera Corp	32,052	1,191,052
Apple Inc	91,193	43,476,263
Applied Materials Inc †	582,270	10,213,016
ASML Holding NV ‘NY’ † (Netherlands)	27,715	2,737,133
Avago Technologies Ltd (Singapore)	762,630	32,884,605
Broadcom Corp ‘A’	320,677	8,340,809
Cisco Systems Inc	1,347,161	31,550,511
Citrix Systems Inc * †	99,050	6,993,920
Cognizant Technology Solutions Corp ‘A’ * †	55,960	4,595,435
Corning Inc †	69,920	1,020,133
eBay Inc *	280,110	15,627,337
Facebook Inc ‘A’ *	70,020	3,517,805
Freescale Semiconductor Ltd * † (Bermuda)	180,781	3,010,004
Genpact Ltd * (Bermuda)	90,910	1,716,381
Google Inc ‘A’ *	66,613	58,346,993
Hewlett-Packard Co	439,740	9,225,745
International Business Machines Corp	28,330	5,246,149
KLA-Tencor Corp †	114,850	6,988,622
Lam Research Corp * †	414,737	21,230,387
LinkedIn Corp ‘A’ * †	17,210	4,234,693
MasterCard Inc ‘A’	6,010	4,043,408
Maxim Integrated Products Inc	40,670	1,211,966
Microsoft Corp	1,102,443	36,722,376
ON Semiconductor Corp * †	389,495	2,843,313
Oracle Corp †	521,080	17,284,224
Paychex Inc †	75,330	3,061,411
QUALCOMM Inc	364,858	24,576,835
SanDisk Corp †	35,160	2,092,372
Teradyne Inc * †	55,970	924,624
Visa Inc ‘A’ †	81,860	15,643,446
VMware Inc ‘A’ * †	41,800	3,381,620
Xilinx Inc †	91,260	4,276,444

		401,170,954

	Shares	Value
Materials - 4.3%

Air Products & Chemicals Inc †	89,040	$9,488,993
Alcoa Inc †	1,202,913	9,767,654
Alumina Ltd ADR * (Australia)	272,850	1,034,101
Axiall Corp †	252,976	9,559,963
Ball Corp	10,600	475,728
Crown Holdings Inc *	44,180	1,867,930
Freeport-McMoRan Copper & Gold Inc †	385,590	12,755,317
Methanex Corp (NASDAQ) (Canada)	46,490	2,383,542
Monsanto Co †	10,200	1,064,574
Rock Tenn Co ‘A’ †	9,510	963,078
The Dow Chemical Co †	308,525	11,847,360
United States Steel Corp †	269,134	5,541,469

		66,749,709

Telecommunication Services - 1.1%

AT&T Inc †	20,920	707,515
Verizon Communications Inc †	342,664	15,988,702

		16,696,217

Utilities - 3.8%

CMS Energy Corp	69,100	1,818,712
DTE Energy Co	114,160	7,532,277
Edison International †	222,822	10,263,181
National Fuel Gas Co †	27,050	1,859,958
NextEra Energy Inc	226,120	18,125,779
NiSource Inc †	157,060	4,851,584
Sempra Energy	35,670	3,053,352
Xcel Energy Inc †	440,730	12,168,555

		59,673,398

Total Common Stocks (Cost $1,731,864,907)		2,040,021,725

EXCHANGE-TRADED FUND - 0.1%

iShares U.S. Real Estate ETF †	13,273	846,286

Total Exchange-Traded Fund (Cost $822,724)		846,286

	Principal Amount

SHORT-TERM INVESTMENTS - 1.1%

U.S. Treasury Bills - 0.0%

0.066% due 11/14/13 ‡	$670,000	669,947

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $16,981,532; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $17,328,875)	16,981,532	16,981,532

Total Short-Term Investments (Cost $17,651,479)		17,651,479

TOTAL INVESTMENTS - 131.5% (Cost $1,750,339,110)		2,058,519,490

TOTAL SECURITIES SOLD SHORT - (31.5%) (See Securities Sold Short) (Proceeds $425,923,412)		(492,533,436)

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(226,880)

NET ASSETS - 100.0%		$1,565,759,174

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT

COMMON STOCKS - (31.5%)

Consumer Discretionary - (4.7%)

AMC Networks Inc ‘A’	72,230	($4,946,310)
Autoliv Inc	37,420	(3,270,134)
Bed Bath & Beyond Inc	43,670	(3,378,311)
CarMax Inc	17,090	(828,352)
Choice Hotels International Inc	62,600	(2,703,694)
Darden Restaurants Inc	30,230	(1,399,347)
Delphi Automotive PLC (United Kingdom)	13,040	(761,797)
Discovery Communications Inc ‘A’	48,290	(4,076,642)
Ford Motor Co	74,130	(1,250,573)
Gentex Corp	73,980	(1,893,148)
Genuine Parts Co	30,800	(2,491,412)
Groupon Inc	97,350	(1,091,293)
Harman International Industries Inc	43,520	(2,882,330)
Hasbro Inc	72,290	(3,407,751)
Kohl’s Corp	24,900	(1,288,575)
Lear Corp	10,410	(745,044)
Mattel Inc	60,190	(2,519,553)
Mohawk Industries Inc	6,670	(868,767)
Netflix Inc	30,850	(9,539,128)
News Corp ‘B’	146,237	(2,402,674)
NIKE Inc ‘B’	12,980	(942,867)
Omnicom Group Inc	48,750	(3,092,700)
Scripps Networks Interactive Inc ‘A’	30,680	(2,396,415)
The Interpublic Group of Cos Inc	107,470	(1,846,335)
The Washington Post Co ‘B’	11,140	(6,810,439)
Twenty-First Century Fox Inc ‘B’	94,260	(3,148,284)
Under Armour Inc ‘A’	42,200	(3,352,790)

		(73,334,665)

Consumer Staples - (3.7%)

Altria Group Inc	153,980	(5,289,213)
Brown-Forman Corp ‘B’	88,960	(6,060,845)
Campbell Soup Co	22,670	(922,896)
Church & Dwight Co Inc	125,250	(7,521,263)
Green Mountain Coffee Roasters Inc	18,640	(1,404,151)
Mead Johnson Nutrition Co	53,247	(3,954,122)
Safeway Inc	96,400	(3,083,836)
Sysco Corp	271,660	(8,646,938)
The Estee Lauder Cos Inc ‘A’	46,490	(3,249,651)
The Hershey Co	175,310	(16,216,175)
The Kroger Co	22,010	(887,883)
Wal-Mart Stores Inc	15,300	(1,131,588)

		(58,368,561)

Energy - (1.6%)

CONSOL Energy Inc	27,580	(928,067)
Devon Energy Corp	12,070	(697,163)
Diamond Offshore Drilling Inc	46,440	(2,894,141)
Encana Corp (NYSE) (Canada)	48,790	(845,531)
FMC Technologies Inc	15,500	(859,010)
Halliburton Co	130,570	(6,286,945)
Nabors Industries Ltd (Bermuda)	39,880	(640,473)
Spectra Energy Corp	125,500	(4,295,865)
Tenaris SA ADR (Luxembourg)	28,100	(1,314,518)
TransCanada Corp (NYSE) (Canada)	26,090	(1,146,395)
Ultra Petroleum Corp (Canada)	48,360	(994,765)
WPX Energy Inc	212,342	(4,089,707)

		(24,992,580)

Financials - (4.9%)

American International Group Inc	52,930	(2,573,986)
Arch Capital Group Ltd (Bermuda)	40,600	(2,197,678)
Assurant Inc	13,450	(727,645)
BancorpSouth Inc	126,210	(2,516,627)
Bank of Hawaii Corp	42,930	(2,337,539)
BlackRock Inc	16,560	(4,481,467)

	Shares	Value
Brookfield Office Properties Inc (NYSE) (Canada)	121,180	($2,310,903)
Cullen/Frost Bankers Inc	19,070	(1,345,388)
DDR Corp REIT	132,470	(2,081,104)
EastGroup Properties Inc REIT	19,450	(1,151,634)
Federal Realty Investment Trust REIT	14,730	(1,494,358)
Federated Investors Inc ‘B’	9,430	(256,119)
Fifth Third Bancorp	81,530	(1,470,801)
Franklin Resources Inc	53,650	(2,712,008)
Health Care REIT Inc	22,680	(1,414,778)
Hudson Pacific Properties Inc REIT	42,800	(832,460)
KeyCorp	152,470	(1,738,158)
Lincoln National Corp	26,220	(1,100,978)
M&T Bank Corp	13,300	(1,488,536)
Northern Trust Corp	10,730	(583,605)
Omega Healthcare Investors Inc REIT	33,590	(1,003,333)
Principal Financial Group Inc	17,720	(758,770)
Realty Income Corp REIT	6,590	(261,952)
Senior Housing Properties Trust REIT	91,740	(2,141,212)
T. Rowe Price Group Inc	9,630	(692,686)
The Allstate Corp	95,510	(4,828,031)
The Chubb Corp	42,230	(3,769,450)
The Macerich Co REIT	20,120	(1,135,573)
The Progressive Corp	237,990	(6,480,468)
The Travelers Cos Inc	13,360	(1,132,527)
Torchmark Corp	52,760	(3,817,186)
UDR Inc REIT	92,990	(2,203,863)
UMB Financial Corp	54,400	(2,956,096)
Valley National Bancorp	389,423	(3,874,759)
W.R. Berkley Corp	78,840	(3,379,082)
Washington REIT	39,770	(1,004,988)
Weingarten Realty Investors REIT	102,230	(2,998,406)

		(77,254,154)

Health Care - (3.3%)

AbbVie Inc	114,810	(5,135,451)
Aetna Inc	26,170	(1,675,403)
Amgen Inc	12,040	(1,347,758)
Becton Dickinson & Co	7,900	(790,158)
C.R. Bard Inc	18,060	(2,080,512)
Cigna Corp	11,000	(845,460)
Edwards Lifesciences Corp	4,660	(324,476)
Eli Lilly & Co	132,210	(6,654,129)
Express Scripts Holding Co	47,500	(2,934,550)
Hospira Inc	81,150	(3,182,703)
Laboratory Corp of America Holdings	43,270	(4,289,788)
Medtronic Inc	45,930	(2,445,772)
St. Jude Medical Inc	35,990	(1,930,504)
Tenet Healthcare Corp	41,952	(1,728,003)
United Therapeutics Corp	27,100	(2,136,835)
Varian Medical Systems Inc	24,830	(1,855,546)
WellPoint Inc	29,020	(2,426,362)
Zimmer Holdings Inc	119,850	(9,844,479)

		(51,627,889)

Industrials - (5.2%)

3M Co	36,640	(4,375,182)
Caterpillar Inc	27,570	(2,298,511)
CH Robinson Worldwide Inc	35,920	(2,139,395)
Danaher Corp	20,700	(1,434,924)
Dover Corp	106,530	(9,569,590)
Fastenal Co	93,250	(4,685,813)
General Electric Co	138,990	(3,320,471)
Heartland Express Inc	210,292	(2,984,044)
Illinois Tool Works Inc	29,650	(2,261,406)
Ingersoll-Rand PLC (Ireland)	11,410	(740,965)
Joy Global Inc	5,500	(280,720)
Knight Transportation Inc	89,817	(1,483,777)
Lockheed Martin Corp	120,268	(15,340,183)
Raytheon Co	123,419	(9,511,902)
Rockwell Automation Inc	98,410	(10,523,965)
The ADT Corp	22,850	(929,081)
The Boeing Co	53,010	(6,228,675)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
United Parcel Service Inc ‘B’	6,200	($566,494)
Werner Enterprises Inc	107,760	(2,514,041)

		(81,189,139)

Information Technology - (4.1%)

Analog Devices Inc	95,600	(4,497,980)
AOL Inc	134,840	(4,662,767)
Automatic Data Processing Inc	67,360	(4,875,517)
Electronic Arts Inc	222,530	(5,685,642)
EMC Corp	102,660	(2,623,990)
Intel Corp	290,890	(6,667,199)
Leidos Holdings Inc	6,253	(284,614)
Linear Technology Corp	277,440	(11,003,270)
Microchip Technology Inc	198,370	(7,992,327)
NVIDIA Corp	94,320	(1,467,619)
Paychex Inc	8,810	(358,038)
salesforce.com Inc	19,090	(990,962)
Science Applications International Corp	3,573	(120,584)
Seagate Technology PLC (Ireland)	39,670	(1,735,166)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	587,650	(9,966,544)
Texas Instruments Inc	21,200	(853,724)

		(63,785,943)

Materials - (2.1%)

Bemis Co Inc	38,870	(1,516,319)
Cabot Corp	81,820	(3,494,532)
Cliffs Natural Resources Inc	401,763	(8,236,142)
MeadWestvaco Corp	33,890	(1,300,481)
Nucor Corp	34,680	(1,700,014)
OM Group Inc	122,080	(4,123,862)
Praxair Inc	46,280	(5,563,319)
Sigma-Aldrich Corp	44,480	(3,794,144)
The Valspar Corp	17,820	(1,130,323)
Vale SA ADR (Brazil)	99,640	(1,555,380)
Vulcan Materials Co	5,945	(308,010)

		(32,722,526)

	Shares	Value
Utilities - (1.9%)

Consolidated Edison Inc	54,556	($3,008,218)
Entergy Corp	71,760	(4,534,514)
FirstEnergy Corp	181,410	(6,612,395)
ONEOK Inc	91,120	(4,858,518)
Public Service Enterprise Group Inc	84,090	(2,769,084)
Southern Co	157,970	(6,505,205)
UGI Corp	20,580	(805,295)
Wisconsin Energy Corp	4,080	(164,750)

		(29,257,979)

Total Common Stocks (Proceeds $425,923,412)		(492,533,436)

TOTAL SECURITIES SOLD SHORT - (31.5%) (Proceeds $425,923,412)		($492,533,436)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	The portfolio engages in securities lending to help achieve its stated investment objective. The Fund, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of September 30, 2013, the total value of securities out on loan was $353,180,334, and the cash collateral was $362,606,979 (See Note 5 in Supplemental Notes to Schedule of Investments).

(c)	As of September 30, 2013, an investment with a value of $434,965 was fully or partially segregated with broker(s)/custodian as collateral for open futures contracts. In addition, $510,000 in cash was segregated as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Depreciation
S&P 500 E-Mini (12/13)	GSC	153	$12,958,561	($150,166)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long (1)	$2,040,021,725	$2,040,021,725	$-	$-
	Exchange-Traded Fund	846,286	846,286	-	-
	Short-Term Investments	17,651,479	-	17,651,479	-

	Total Assets	2,058,519,490	2,040,868,011	17,651,479	-

Liabilities	Common Stocks - Short (1)	(492,533,436)	(492,533,436)	-	-
	Derivatives:
	Equity Contracts
	Futures	(150,166)	(150,166)	-	-

	Total Liabilities	(492,683,602)	(492,683,602)	-	-

	Total	$1,565,835,888	$1,548,184,409	$17,651,479	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.8%

Consumer Staples - 0.8%

Henkel AG & Co KGaA (Germany)	128,286	$13,218,222

Total Preferred Stocks (Cost $11,119,646)		13,218,222

COMMON STOCKS - 97.9%

Consumer Discretionary - 9.2%

AutoZone Inc *	109,876	46,447,881
Delphi Automotive PLC (United Kingdom)	194,350	11,353,927
Ford Motor Co	1,076,700	18,163,929
PVH Corp	95,780	11,368,128
The TJX Cos Inc	478,125	26,961,469
Time Warner Inc	445,660	29,328,885

		143,624,219

Consumer Staples - 7.8%

Dr Pepper Snapple Group Inc	166,530	7,463,875
Henkel AG & Co KGaA (Germany)	151,527	13,419,882
Kraft Foods Group Inc	382,936	20,081,164
Mondelez International Inc ‘A’	824,980	25,920,871
Philip Morris International Inc	541,498	46,888,312
The J.M. Smucker Co	69,465	7,296,604

		121,070,708

Energy - 8.9%

Chevron Corp	429,752	52,214,868
National Oilwell Varco Inc	691,012	53,974,948
Noble Energy Inc	478,930	32,093,099

		138,282,915

Financials - 19.1%

American International Group Inc	586,990	28,545,324
CIT Group Inc *	799,024	38,968,401
Citigroup Inc	544,089	26,393,757
CME Group Inc ‘A’	186,970	13,813,344
Discover Financial Services	977,585	49,407,146
JPMorgan Chase & Co	1,281,139	66,222,075
Lincoln National Corp	232,210	9,750,498
Marsh & McLennan Cos Inc	567,095	24,696,987
McGraw Hill Financial Inc	598,694	39,268,339

		297,065,871

Health Care - 17.6%

AbbVie Inc	339,733	15,196,257
Actavis Inc *	176,960	25,482,240
Allergan Inc	344,940	31,199,823
Covidien PLC (Ireland)	763,946	46,554,869
Express Scripts Holding Co *	791,926	48,925,188
Gilead Sciences Inc *	155,770	9,788,587
Pfizer Inc	780,628	22,411,830
Sanofi (France)	154,130	15,630,107
UnitedHealth Group Inc	407,340	29,169,617
Zoetis Inc	923,997	28,754,787

		273,113,305

Industrials - 10.5%

Canadian National Railway Co (NYSE) (Canada)	422,670	42,846,058
CSX Corp	554,918	14,283,589
L-3 Communications Holdings Inc	92,100	8,703,450
The ADT Corp *	250,683	10,192,771
Towers Watson & Co ‘A’	293,203	31,360,993

	Shares	Value
Tyco International Ltd (Switzerland)	1,078,716	$37,733,485
United Parcel Service Inc ‘B’	200,278	18,299,401

		163,419,747

Information Technology - 20.5%

Amdocs Ltd (United Kingdom)	330,220	12,099,261
Apple Inc	133,932	63,852,081
Avnet Inc	130,090	5,426,054
Corning Inc	531,650	7,756,774
eBay Inc *	811,365	45,266,053
Facebook Inc ‘A’ *	555,967	27,931,782
Google Inc ‘A’ *	29,636	25,958,469
International Business Machines Corp	250,088	46,311,296
MasterCard Inc ‘A’	13,040	8,773,051
Microsoft Corp	1,070,040	35,643,032
QUALCOMM Inc	341,937	23,032,876
Western Digital Corp	272,225	17,259,065

		319,309,794

Materials - 3.0%

Air Products & Chemicals Inc	92,690	9,877,973
PPG Industries Inc	19,280	3,220,917
Vulcan Materials Co	658,930	34,139,163

		47,238,053

Telecommunication Services - 0.6%

America Movil SAB de CV ‘L’ ADR (Mexico)	501,180	9,928,376

Utilities - 0.7%

Exelon Corp	362,720	10,751,021

Total Common Stocks (Cost $1,202,876,816)		1,523,804,009

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $24,696,632; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $25,193,594)	$24,696,632	24,696,632

Total Short-Term Investment (Cost $24,696,632)		24,696,632

TOTAL INVESTMENTS - 100.3% (Cost $1,238,693,094)		1,561,718,863

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(4,985,041)

NET ASSETS - 100.0%		$1,556,733,822

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$13,218,222	$-	$13,218,222	$-
	Common Stocks
	Consumer Discretionary	143,624,219	143,624,219	-	-
	Consumer Staples	121,070,708	107,650,826	13,419,882	-
	Energy	138,282,915	138,282,915	-	-
	Financials	297,065,871	297,065,871	-	-
	Health Care	273,113,305	257,483,198	15,630,107	-
	Industrials	163,419,747	163,419,747	-	-
	Information Technology	319,309,794	319,309,794	-	-
	Materials	47,238,053	47,238,053	-	-
	Telecommunication Services	9,928,376	9,928,376	-	-
	Utilities	10,751,021	10,751,021	-	-

		1,523,804,009	1,494,754,020	29,049,989	-
	Short-Term Investment	24,696,632	-	24,696,632	-

	Total	$1,561,718,863	$1,494,754,020	$66,964,843	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 23.9%

AutoZone Inc *	14,945	$6,317,700
Buffalo Wild Wings Inc *	139,797	15,548,222
Cabela’s Inc *	175,947	11,089,940
Chipotle Mexican Grill Inc *	23,830	10,215,921
D.R. Horton Inc	398,709	7,746,916
Discovery Communications Inc ‘C’ *	55,995	4,374,329
Dollar Tree Inc *	214,775	12,276,539
Expedia Inc	169,458	8,776,230
Fifth & Pacific Cos Inc *	1,066,688	26,805,870
HomeAway Inc *	250,004	7,000,112
Life Time Fitness Inc *	139,520	7,181,094
LKQ Corp *	371,165	11,825,317
Michael Kors Holdings Ltd * (United Kingdom)	112,870	8,411,072
Netflix Inc *	22,572	6,979,488
Nordstrom Inc	92,269	5,185,518
Polaris Industries Inc	93,084	12,024,591
priceline.com Inc *	12,461	12,597,448
Ross Stores Inc	334,213	24,330,706
TripAdvisor Inc *	460,168	34,899,141
TRW Automotive Holdings Corp *	392,823	28,012,208
Ulta Salon Cosmetics & Fragrance Inc *	117,832	14,076,211

		275,674,573

Consumer Staples - 6.9%

Darling International Inc *	491,019	10,389,962
Hormel Foods Corp	214,839	9,049,019
Sprouts Farmers Market Inc *	313,850	13,931,801
The Hershey Co	74,809	6,919,833
The J.M. Smucker Co	322,625	33,888,530
Tyson Foods Inc ‘A’	194,833	5,509,877

		79,689,022

Energy - 12.2%

Bristow Group Inc	82,507	6,003,209
Cabot Oil & Gas Corp	437,896	16,342,279
Diamondback Energy Inc *	277,489	11,832,131
Energy XXI Ltd (Bermuda)	213,876	6,459,055
Gulfport Energy Corp *	730,103	46,974,827
Oasis Petroleum Inc *	190,668	9,367,519
Tidewater Inc	374,306	22,192,603
Western Refining Inc	120,187	3,610,417
WPX Energy Inc *	954,589	18,385,384

		141,167,424

Financials - 16.9%

American Capital Agency Corp REIT	737,542	16,646,323
Arch Capital Group Ltd * (Bermuda)	79,670	4,312,537
Comerica Inc	474,501	18,652,634
CYS Investments Inc REIT	978,006	7,951,189
KeyCorp	2,891,762	32,966,087
Lincoln National Corp	629,315	26,424,937
Principal Financial Group Inc	510,871	21,875,496
Reinsurance Group of America Inc	107,750	7,218,172
Signature Bank *	123,666	11,317,912
The Hartford Financial Services Group Inc	1,425,055	44,347,712
Validus Holdings Ltd (Bermuda)	94,454	3,492,909

		195,205,908

Health Care - 5.9%

Acorda Therapeutics Inc *	178,530	6,120,009
Catamaran Corp (NASDAQ) * (Canada)	268,828	12,352,647
HMS Holdings Corp *	151,938	3,268,186
Humana Inc	75,692	7,064,334
MEDNAX Inc *	89,783	9,014,213
The Cooper Cos Inc	80,214	10,402,954

	Shares	Value
Universal Health Services Inc ‘B’	64,493	$4,836,330
Vertex Pharmaceuticals Inc *	29,769	2,257,086
Zimmer Holdings Inc	152,652	12,538,835

		67,854,594

Industrials - 8.7%

AGCO Corp	139,632	8,436,565
Chart Industries Inc *	162,286	19,967,669
Fluor Corp	51,838	3,678,425
Generac Holdings Inc	326,748	13,932,535
Jacobs Engineering Group Inc *	95,038	5,529,311
ManpowerGroup Inc	167,011	12,148,380
Parker Hannifin Corp	76,771	8,346,543
Textron Inc	572,080	15,795,129
United Rentals Inc *	211,405	12,322,797

		100,157,354

Information Technology - 16.3%

Applied Materials Inc	283,946	4,980,413
Avago Technologies Ltd (Singapore)	306,541	13,218,048
Avnet Inc	262,268	10,939,198
Computer Sciences Corp	335,048	17,335,384
Cree Inc *	225,594	13,578,503
DST Systems Inc	155,232	11,706,045
FEI Co	65,686	5,767,231
IAC/InterActiveCorp	441,388	24,130,682
JDS Uniphase Corp *	428,302	6,300,322
Lam Research Corp *	312,668	16,005,475
Linear Technology Corp	144,038	5,712,547
MICROS Systems Inc *	140,000	6,991,600
Skyworks Solutions Inc *	231,044	5,739,133
Teradata Corp *	132,875	7,366,590
ValueClick Inc *	166,117	3,463,539
Yelp Inc *	538,037	35,607,289

		188,841,999

Materials - 4.1%

Agnico Eagle Mines Ltd (NYSE) (Canada)	204,360	5,409,409
Compass Minerals International Inc	219,179	16,716,782
KapStone Paper & Packaging Corp	168,989	7,232,729
Louisiana-Pacific Corp *	696,669	12,254,408
Westlake Chemical Corp	56,837	5,948,561

		47,561,889

Utilities - 4.0%

Alliant Energy Corp	112,675	5,583,046
DTE Energy Co	165,521	10,921,076
Questar Corp	1,310,445	29,471,908

		45,976,030

Total Common Stocks (Cost $982,156,538)		1,142,128,793

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $9,262,227; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $9,449,438)	$9,262,227	$9,262,227

Total Short-Term Investment (Cost $9,262,227)		9,262,227

TOTAL INVESTMENTS - 99.7% (Cost $991,418,765)		1,151,391,020

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,710,295

NET ASSETS - 100.0%		$1,155,101,315

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,142,128,793	$1,142,128,793	$-	$-
	Short-Term Investment	9,262,227	-	9,262,227	-

	Total	$1,151,391,020	$1,142,128,793	$9,262,227	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Consumer Discretionary - 21.8%

Aimia Inc (Canada)	514,212	$8,960,832
Carter’s Inc	291,177	22,097,423
Charter Communications Inc ‘A’ *	65,398	8,813,035
Dollar Tree Inc *	380,522	21,750,638
Dunkin’ Brands Group Inc	287,073	12,992,924
Groupon Inc *	1,956,225	21,929,282
Morningstar Inc	151,810	12,032,461
Panera Bread Co ‘A’ *	116,261	18,430,856
Sally Beauty Holdings Inc *	129,274	3,381,808
Tesla Motors Inc *	130,577	25,256,203
TripAdvisor Inc *	56,472	4,282,836
Ulta Salon Cosmetics & Fragrance Inc *	78,331	9,357,421
Under Armour Inc ‘A’ *	55,541	4,412,732
Wyndham Worldwide Corp	121,716	7,421,025

		181,119,476

Consumer Staples - 6.2%

McCormick & Co Inc	269,667	17,447,455
Mead Johnson Nutrition Co	316,037	23,468,908
Monster Beverage Corp *	207,258	10,829,230

		51,745,593

Energy - 1.4%

Range Resources Corp	106,575	8,087,977
Ultra Petroleum Corp * (Canada)	190,688	3,922,452

		12,010,429

Financials - 7.4%

Arch Capital Group Ltd * (Bermuda)	335,665	18,169,546
MSCI Inc *	546,957	22,020,489
The Progressive Corp	797,320	21,711,024

		61,901,059

Health Care - 12.1%

athenahealth Inc *	213,830	23,213,385
Endo Health Solutions Inc *	194,475	8,836,944
Illumina Inc *	411,246	33,241,014
Intuitive Surgical Inc *	61,868	23,279,072
Ironwood Pharmaceuticals Inc ‘A’ *	430,924	5,106,449
Qualicorp SA * (Brazil)	747,622	6,830,910

		100,507,774

Industrials - 13.4%

Colfax Corp *	142,179	8,031,692
Covanta Holding Corp	539,085	11,525,637
Edenred (France)	809,479	26,289,803
IHS Inc ‘A’ *	183,929	21,001,013
Intertek Group PLC (United Kingdom)	386,058	20,649,113
Stericycle Inc *	100,890	11,642,706
Verisk Analytics Inc ‘A’ *	186,312	12,102,828

		111,242,792

Information Technology - 29.9%

3D Systems Corp *	108,179	5,840,584
Akamai Technologies Inc *	485,941	25,123,150
First Solar Inc *	275,153	11,063,902
FleetCor Technologies Inc *	78,737	8,673,668
Gartner Inc *	361,764	21,705,840
LinkedIn Corp ‘A’ *	93,075	22,902,034
Mail.ru Group Ltd GDR (LI) ~ (United Kingdom)	127,038	4,853,201
MercadoLibre Inc	60,285	8,133,049
Motorola Solutions Inc	438,503	26,038,308
NetSuite Inc *	80,368	8,674,922
Qihoo 360 Technology Co Ltd ADR * (Cayman)	188,579	15,689,773

	Shares	Value
ServiceNow Inc *	108,478	$5,635,432
SINA Corp * (Cayman)	61,805	5,016,712
Solera Holdings Inc	452,214	23,908,554
Splunk Inc *	109,643	6,582,966
Workday Inc ‘A’ *	112,725	9,122,834
Yandex NV ‘A’ * (Netherlands)	627,956	22,870,158
Youku Tudou Inc ADR * (Cayman)	429,827	11,777,260
Zynga Inc ‘A’ *	1,383,218	5,090,242

		248,702,589

Materials - 3.0%

Martin Marietta Materials Inc	173,579	17,040,251
Rockwood Holdings Inc	123,656	8,272,586

		25,312,837

Utilities - 1.3%

Brookfield Infrastructure Partners LP (Bermuda)	286,834	10,905,429

Total Common Stocks (Cost $612,223,042)		803,447,978

	Principal Amount

SHORT-TERM INVESTMENT - 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $28,844,053; collateralized by Freddie Mac: 1.050% due 04/25/18 and value $29,424,500)	$28,844,053	28,844,053

Total Short-Term Investment (Cost $28,844,053)		28,844,053

TOTAL INVESTMENTS - 100.0% (Cost $641,067,095)		832,292,031

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(321,261)

NET ASSETS - 100.0%		$831,970,770

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$181,119,476	$181,119,476	$-	$-
	Consumer Staples	51,745,593	51,745,593	-	-
	Energy	12,010,429	12,010,429	-	-
	Financials	61,901,059	61,901,059	-	-
	Health Care	100,507,774	100,507,774	-	-
	Industrials	111,242,792	64,303,876	46,938,916	-
	Information Technology	248,702,589	243,849,388	4,853,201	-
	Materials	25,312,837	25,312,837	-	-
	Utilities	10,905,429	10,905,429	-	-

		803,447,978	751,655,861	51,792,117	-
	Short-Term Investment	28,844,053	-	28,844,053	-

	Total	$832,292,031	$751,655,861	$80,636,170	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer Discretionary - 12.9%

Abercrombie & Fitch Co ‘A’	247,109	$8,740,245
Apollo Group Inc ‘A’ *	554,696	11,543,224
Brinker International Inc	119,808	4,855,818
Deckers Outdoor Corp *	188,029	12,394,872
Dick’s Sporting Goods Inc	129,320	6,903,102
Foot Locker Inc	188,901	6,411,300
Hanesbrands Inc	118,168	7,363,048
Jarden Corp *	146,917	7,110,783
Lear Corp	113,800	8,144,666
Lennar Corp ‘A’	125,900	4,456,860
Mattel Inc	236,852	9,914,625
Mohawk Industries Inc *	40,514	5,276,948
OfficeMax Inc	762,100	9,747,259
PVH Corp	96,895	11,500,467
Signet Jewelers Ltd (NYSE) (Bermuda)	77,097	5,524,000
Staples Inc	618,500	9,061,025
Taylor Morrison Home Corp ‘A’ *	141,507	3,205,134
Tenneco Inc *	140,030	7,071,515
Thor Industries Inc	87,721	5,091,327
Tribune Co *	266,037	16,784,274
Wyndham Worldwide Corp	157,341	9,593,081

		170,693,573

Consumer Staples - 4.4%

Coty Inc ‘A’ *	214,555	3,477,936
Energizer Holdings Inc	115,845	10,559,272
Flowers Foods Inc	371,849	7,972,443
Ingredion Inc	92,400	6,114,108
Pinnacle Foods Inc	187,900	4,973,713
SUPERVALU Inc *	1,076,500	8,859,595
The J.M. Smucker Co	52,473	5,511,764
Tyson Foods Inc ‘A’	379,544	10,733,504

		58,202,335

Energy - 10.4%

Africa Oil Corp * (Canada)	1,145,237	9,094,742
Arch Coal Inc	819,700	3,368,967
Athlon Energy Inc *	119,100	3,894,570
Bill Barrett Corp *	475,800	11,947,338
Frank’s International NV * (Netherlands)	33,500	1,002,655
Helix Energy Solutions Group Inc *	479,200	12,157,304
McDermott International Inc * (Panama)	1,045,300	7,766,579
Oasis Petroleum Inc *	383,932	18,862,579
Oil States International Inc *	105,200	10,883,992
Patterson-UTI Energy Inc	423,000	9,043,740
SM Energy Co	269,500	20,802,705
Superior Energy Services Inc *	516,000	12,920,640
Whiting Petroleum Corp *	263,050	15,743,542

		137,489,353

Financials - 24.2%

Alleghany Corp *	10,522	4,310,337
American Campus Communities Inc REIT	548,647	18,736,295
American Financial Group Inc	105,500	5,703,330
Associated Banc-Corp	817,400	12,661,526
Bank of Hawaii Corp	158,500	8,630,325
BioMed Realty Trust Inc REIT	350,802	6,521,409
CommonWealth REIT	852,441	18,676,982
Corporate Office Properties Trust REIT	705,260	16,291,506
Discover Financial Services	120,960	6,113,319
DuPont Fabros Technology Inc REIT	449,255	11,577,301
Everest Re Group Ltd (Bermuda)	86,300	12,548,883
Federated Investors Inc ‘B’	260,600	7,077,896
Fidelity National Financial Inc ‘A’	259,000	6,889,400
First Niagara Financial Group Inc	941,400	9,762,318
FirstMerit Corp	502,400	10,907,104

	Shares	Value
Forest City Enterprises Inc ‘A’ *	1,029,242	$19,493,844
Fulton Financial Corp	786,800	9,189,824
Hancock Holding Co	296,800	9,313,584
HCC Insurance Holdings Inc	140,100	6,139,182
Huntington Bancshares Inc	923,700	7,629,762
ING US Inc	95,905	2,801,385
Kemper Corp	261,522	8,787,139
New York Community Bancorp Inc	1,300,200	19,646,022
Old Republic International Corp	680,400	10,478,160
Protective Life Corp	100,736	4,286,317
Tanger Factory Outlet Centers Inc REIT	575,705	18,796,768
TCF Financial Corp	794,600	11,346,888
The Hanover Insurance Group Inc	140,600	7,777,992
W.R. Berkley Corp	276,575	11,854,005
Webster Financial Corp	445,200	11,365,956
Zions Bancorp	173,700	4,762,854

		320,077,613

Health Care - 9.1%

Alere Inc *	449,385	13,737,699
CareFusion Corp *	580,446	21,418,457
Hospira Inc *	551,549	21,631,752
Myriad Genetics Inc *	710,802	16,703,847
Omnicare Inc	213,417	11,844,644
Owens & Minor Inc	406,399	14,057,341
Teleflex Inc	261,688	21,531,689

		120,925,429

Industrials - 11.0%

ACCO Brands Corp *	730,642	4,851,463
AGCO Corp	82,200	4,966,524
AMETEK Inc	160,250	7,374,705
Con-way Inc	292,700	12,612,443
Crane Co	108,100	6,666,527
Delta Air Lines Inc	486,600	11,478,894
Dover Corp	150,300	13,501,449
Joy Global Inc	51,500	2,628,560
KBR Inc	430,500	14,051,520
Kennametal Inc	149,000	6,794,400
ManpowerGroup Inc	78,100	5,680,994
Parker Hannifin Corp	125,200	13,611,744
Pitney Bowes Inc	809,487	14,724,569
SPX Corp	151,100	12,789,104
The Timken Co	172,020	10,390,008
UTi Worldwide Inc (United Kingdom)	245,100	3,703,461

		145,826,365

Information Technology - 12.3%

Amdocs Ltd (United Kingdom)	164,900	6,041,936
AOL Inc *	370,600	12,815,348
Arrow Electronics Inc *	194,800	9,453,644
Check Point Software Technologies Ltd * (Israel)	222,300	12,573,288
Compuware Corp	355,100	3,977,120
Diebold Inc	134,900	3,960,664
Electronic Arts Inc *	260,300	6,650,665
Fairchild Semiconductor International Inc *	125,655	1,745,348
Informatica Corp *	195,900	7,634,223
Ingram Micro Inc ‘A’ *	375,394	8,652,832
Microchip Technology Inc	178,800	7,203,852
NCR Corp *	343,994	13,625,602
NetApp Inc	238,300	10,156,346
ON Semiconductor Corp *	1,045,791	7,634,274
PTC Inc *	420,100	11,943,443
RF Micro Devices Inc *	1,871,422	10,554,820
Skyworks Solutions Inc *	308,400	7,660,656
Synopsys Inc *	195,000	7,351,500
TIBCO Software Inc *	501,600	12,835,944

		162,471,505

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Materials - 6.9%

Albemarle Corp	175,900	$11,071,146
Axiall Corp	198,450	7,499,426
Carpenter Technology Corp	115,700	6,723,327
Cliffs Natural Resources Inc	93,200	1,910,600
Huntsman Corp	181,300	3,736,593
Martin Marietta Materials Inc	46,200	4,535,454
MeadWestvaco Corp	170,200	6,532,276
Owens-Illinois Inc *	364,900	10,954,298
Rock Tenn Co ‘A’	160,100	16,213,327
Rockwood Holdings Inc	103,027	6,892,506
Steel Dynamics Inc	888,000	14,838,480

		90,907,433

Utilities - 8.1%

Alliant Energy Corp	212,700	10,539,285
Hawaiian Electric Industries Inc	529,200	13,282,920
MDU Resources Group Inc	351,700	9,837,049
NV Energy Inc	550,330	12,993,291
OGE Energy Corp	372,000	13,425,480
PNM Resources Inc	453,300	10,258,179
TECO Energy Inc	493,000	8,154,220
UGI Corp	319,600	12,505,948
Westar Energy Inc	531,000	16,275,150

		107,271,522

Total Common Stocks (Cost $1,129,860,927)		1,313,865,128

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $7,091,690; collateralized by U.S. Treasury Notes: 3.125% due 05/15/19 and value $7,235,573)	$7,091,690	$7,091,690

Total Short-Term Investment (Cost $7,091,690)		7,091,690

TOTAL INVESTMENTS - 99.8% (Cost $1,136,952,617)		1,320,956,818

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,663,985

NET ASSETS - 100.0%		$1,323,620,803

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,313,865,128	$1,313,865,128	$-	$-
	Short-Term Investment	7,091,690	-	7,091,690	-

	Total	$1,320,956,818	$1,313,865,128	$7,091,690	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 16.8%

1-800-FLOWERS.COM Inc ‘A’ *	3,808	$18,773
A.H. Belo Corp ‘A’	12,135	95,260
America’s Car-Mart Inc *	1,232	55,576
American Apparel Inc *	37,105	48,237
American Axle & Manufacturing Holdings Inc *	13,148	259,279
Asbury Automotive Group Inc *	2,374	126,297
Ascent Capital Group Inc ‘A’ *	7,838	631,900
Autoliv Inc	95,000	8,302,050
Barnes & Noble Inc *	24,105	311,919
Bassett Furniture Industries Inc	6,903	111,760
Beasley Broadcasting Group Inc ‘A’	2,422	21,047
Beazer Homes USA Inc *	7,101	127,818
bebe stores Inc	22,076	134,443
Belo Corp ‘A’	44,522	609,951
Biglari Holdings Inc *	927	382,628
Black Diamond Inc *	14,469	175,943
Bob Evans Farms Inc	15,814	905,668
Body Central Corp *	10,598	64,648
Bravo Brio Restaurant Group Inc *	837	12,639
Bridgepoint Education Inc *	11,682	210,743
Brown Shoe Co Inc	282,381	6,627,482
Brunswick Corp	153,142	6,111,897
Caesars Entertainment Corp *	2,618	51,601
Callaway Golf Co	45,341	322,828
Career Education Corp *	35,272	97,351
Carmike Cinemas Inc *	10,595	233,938
Carrols Restaurant Group Inc *	15,014	91,585
Cavco Industries Inc *	419	23,862
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	48,666	256,470
Citi Trends Inc *	9,393	164,190
Columbia Sportswear Co	8,212	494,609
Cooper Tire & Rubber Co	35,710	1,099,868
Core-Mark Holding Co Inc	6,326	420,299
Corinthian Colleges Inc *	49,873	109,222
Crocs Inc *	7,692	104,688
Crown Media Holdings Inc ‘A’ *	17,455	53,761
CSS Industries Inc	5,417	130,062
Culp Inc	624	11,675
Cumulus Media Inc ‘A’ *	10,646	56,424
Daily Journal Corp *	583	85,695
Dana Holding Corp	86,005	1,964,354
Del Frisco’s Restaurant Group Inc *	3,865	77,957
Denny’s Corp *	13,294	81,359
Destination Maternity Corp	886	28,175
Destination XL Group Inc *	27,069	175,136
Dex Media Inc *	11,075	90,040
Diamond Resorts International Inc *	5,621	105,731
Digital Generation Inc *	15,521	200,687
DineEquity Inc	5,027	346,863
Drew Industries Inc	90,800	4,135,032
Einstein Noah Restaurant Group Inc	554	9,595
Entercom Communications Corp ‘A’ *	15,297	134,308
Ethan Allen Interiors Inc	2,245	62,568
Federal-Mogul Corp *	12,566	210,983
Fifth & Pacific Cos Inc *	76,584	1,924,556
Flexsteel Industries Inc	3,067	76,583
Fox Factory Holding Corp *	2,898	55,844
Fred’s Inc ‘A’	23,399	366,194
Fuel Systems Solutions Inc *	9,037	177,667
G-III Apparel Group Ltd *	2,589	141,334
GameStop Corp ‘A’	140,400	6,970,860
Genesco Inc *	43,287	2,838,761
Gentex Corp	268,300	6,865,797
Global Sources Ltd * (Bermuda)	10,650	79,023
Gordmans Stores Inc	4,290	48,263

	Shares	Value
Gray Television Inc *	30,170	$236,834
Group 1 Automotive Inc	153,891	11,954,253
Harman International Industries Inc	111,000	7,351,530
Harte-Hanks Inc	27,485	242,693
Haverty Furniture Cos Inc	9,637	236,396
Helen of Troy Ltd * (Bermuda)	20,350	899,470
hhgregg Inc *	8,276	148,223
Hillenbrand Inc	194,800	5,331,676
Hooker Furniture Corp	6,843	102,303
Hovnanian Enterprises Inc ‘A’ *	21,559	112,754
Iconix Brand Group Inc *	19,392	644,202
International Speedway Corp ‘A’	17,746	573,196
Isle of Capri Casinos Inc *	13,490	101,984
Jack in the Box Inc *	5,766	230,640
JAKKS Pacific Inc	12,302	55,236
Johnson Outdoors Inc ‘A’ *	3,126	83,839
Jos. A. Bank Clothiers Inc *	124,660	5,480,054
Journal Communications Inc ‘A’ *	28,076	240,050
JTH Holding Inc ‘A’ *	289	5,477
Kirkland’s Inc *	2,592	47,796
La-Z-Boy Inc	364,740	8,283,245
LeapFrog Enterprises Inc *	40,698	383,375
Life Time Fitness Inc *	13,000	669,110
Lifetime Brands Inc	6,539	99,981
Lincoln Educational Services Corp	10,674	49,207
Live Nation Entertainment Inc *	89,878	1,667,237
Luby’s Inc *	12,684	91,071
M.D.C. Holdings Inc	81,503	2,445,905
M/I Homes Inc *	11,078	228,428
Mac-Gray Corp	6,760	98,426
Maidenform Brands Inc *	92,537	2,173,694
Marcus Corp	11,961	173,793
MarineMax Inc *	15,020	183,244
Marriott Vacations Worldwide Corp *	18,689	822,316
Martha Stewart Living Omnimedia Inc ‘A’ *	18,398	42,315
Matthews International Corp ‘A’	9,836	374,555
MDC Partners Inc ‘A’ (Canada)	10,737	300,421
Media General Inc ‘A’ *	12,593	179,576
Meredith Corp	22,808	1,086,117
Meritage Homes Corp *	4,039	173,475
Modine Manufacturing Co *	30,181	441,548
Monarch Casino & Resort Inc *	2,600	49,348
Morgans Hotel Group Co *	10,010	76,977
Movado Group Inc	10,643	465,631
NACCO Industries Inc ‘A’	3,178	176,125
National CineMedia Inc	25,573	482,307
New York & Co Inc *	7,444	43,026
Noodles & Co *	792	33,795
Office Depot Inc *	117,980	569,843
OfficeMax Inc	55,544	710,408
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	61,248	794,999
Pacific Sunwear of California Inc *	3,635	10,905
Penske Automotive Group Inc	20,926	894,168
Perry Ellis International Inc	7,863	148,139
Pinnacle Entertainment Inc *	2,789	69,864
Quiksilver Inc *	22,902	161,001
RadioShack Corp *	63,616	216,931
Reading International Inc ‘A’ *	10,984	72,165
Red Robin Gourmet Burgers Inc *	1,147	81,552
Regis Corp	339,162	4,978,898
Remy International Inc	8,800	178,112
Rent-A-Center Inc	34,065	1,297,876
Rentrak Corp *	436	14,222
RetailMeNot Inc *	1,470	52,288
RG Barry Corp	5,864	110,888
Ruby Tuesday Inc *	38,891	291,682
Saga Communications Inc ‘A’	2,236	99,234
Saks Inc *	66,761	1,064,170
Salem Communications Corp ‘A’	6,493	53,762
Scholastic Corp	16,821	481,922

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Scientific Games Corp ‘A’ *	7,672	$124,056
Sears Hometown & Outlet Stores Inc *	2,004	63,627
Select Comfort Corp *	2,150	52,352
Shiloh Industries Inc	3,896	51,038
Shoe Carnival Inc	9,572	258,540
Skechers U.S.A. Inc ‘A’ *	24,686	767,981
Skullcandy Inc *	11,392	70,403
Sonic Automotive Inc ‘A’	18,487	439,991
Sonic Corp *	7,372	130,853
Spartan Motors Inc	21,990	133,479
Speedway Motorsports Inc	7,429	132,979
Stage Stores Inc	20,872	400,742
Standard Motor Products Inc	3,638	116,998
Standard Pacific Corp *	94,725	749,275
Stein Mart Inc	8,416	115,468
Steiner Leisure Ltd * (Bahamas)	6,404	374,186
Stewart Enterprises Inc ‘A’	4,396	57,763
Stoneridge Inc *	2,855	30,863
Superior Industries International Inc	14,828	264,383
Systemax Inc	6,951	64,436
The Bon-Ton Stores Inc	684	7,216
The Cato Corp ‘A’	139,066	3,891,067
The Children’s Place *	9,717	562,226
The E.W. Scripps Co ‘A’ *	19,961	366,284
The Finish Line Inc ‘A’	20,664	513,914
The Jones Group Inc	51,077	766,666
The McClatchy Co ‘A’ *	8,018	24,054
The Men’s Wearhouse Inc	232,102	7,903,073
The New York Times Co ‘A’ *	82,398	1,035,743
The Pep Boys-Manny Moe & Jack *	374,432	4,669,167
Thor Industries Inc	250,000	14,510,000
Tilly’s Inc ‘A’ *	408	5,920
Town Sports International Holdings Inc	15,343	199,152
Trans World Entertainment Corp	6,597	30,544
TRI Pointe Homes Inc *	8,999	132,105
Tuesday Morning Corp *	27,371	417,955
UCP Inc ‘A’ *	2,941	43,644
Unifi Inc *	9,562	223,368
Universal Electronics Inc *	8,608	310,146
Universal Technical Institute Inc	13,492	163,658
Valassis Communications Inc	24,785	715,791
Valuevision Media Inc ‘A’ *	3,414	14,851
VOXX International Corp *	11,930	163,441
WCI Communities Inc *	1,906	32,898
West Marine Inc *	10,889	132,846
Weyco Group Inc	3,893	110,250
Winnebago Industries Inc *	141,100	3,662,956
WMS Industries Inc *	34,994	908,094
World Wrestling Entertainment Inc ‘A’	16,456	167,358
Zagg Inc *	19,769	88,960
Zale Corp *	20,755	315,476

		170,535,875

Consumer Staples - 1.3%

Alico Inc	238	9,798
Alliance One International Inc *	55,667	161,991
Boulder Brands Inc *	2,007	32,192
Cal-Maine Foods Inc	1,383	66,522
Central Garden & Pet Co ‘A’ *	23,484	160,865
Chiquita Brands International Inc *	29,714	376,179
Craft Brew Alliance Inc *	4,186	56,260
Darling International Inc *	55,294	1,170,021
Diamond Foods Inc *	14,211	335,095
Dole Food Co Inc *	32,796	446,682
Elizabeth Arden Inc *	2,504	92,448
Fairway Group Holdings Corp *	5,890	150,548
Fresh Del Monte Produce Inc (Cayman)	24,176	717,544
Griffin Land & Nurseries Inc	1,648	52,901
Harbinger Group Inc *	21,062	218,413
Harris Teeter Supermarkets Inc	28,023	1,378,451

	Shares	Value
Ingles Markets Inc ‘A’	7,504	$215,590
Inter Parfums Inc	3,170	95,068
John B Sanfilippo & Son Inc	5,257	121,910
Nash Finch Co	7,792	205,787
Nature’s Sunshine Products Inc	7,031	134,081
Nutraceutical International Corp	5,498	130,523
Oil-Dri Corp of America	2,284	77,062
Omega Protein Corp *	11,804	120,047
Orchids Paper Products Co	481	13,309
Post Holdings Inc *	20,877	842,805
Revlon Inc ‘A’ *	4,875	135,379
Rite Aid Corp *	183,360	872,794
Roundy’s Inc	16,251	139,759
Seaboard Corp	173	475,404
Seneca Foods Corp ‘A’ *	5,156	155,144
Snyder’s-Lance Inc	25,798	744,272
Spartan Stores Inc	13,951	307,759
SUPERVALU Inc *	33,568	276,265
Synutra International Inc *	930	4,929
The Andersons Inc	11,940	834,606
The Pantry Inc *	14,004	155,164
Tootsie Roll Industries Inc	856	26,382
TreeHouse Foods Inc *	8,076	539,719
Universal Corp	14,855	756,565
Vector Group Ltd	10,498	169,016
Village Super Market Inc ‘A’	1,387	52,734
Weis Markets Inc	7,035	344,293

		13,372,276

Energy - 9.6%

Adams Resources & Energy Inc	1,268	70,387
Alon USA Energy Inc	14,746	150,557
Alpha Natural Resources Inc *	140,946	840,038
Apco Oil and Gas International Inc * (Cayman)	4,895	69,803
Approach Resources Inc *	9,865	259,252
Arch Coal Inc	135,445	556,679
Athlon Energy Inc *	6,815	222,850
Atwood Oceanics Inc *	125,000	6,880,000
Basic Energy Services Inc *	19,061	240,931
Berry Petroleum Co ‘A’	22,881	986,858
Bill Barrett Corp *	22,122	555,483
Bolt Technology Corp	5,522	99,672
BPZ Resources Inc *	75,628	147,475
Bristow Group Inc	158,103	11,503,574
C&J Energy Services Inc *	28,768	577,661
Cal Dive International Inc *	63,002	129,154
Callon Petroleum Co *	25,583	139,939
CARBO Ceramics Inc	7,169	710,520
Carrizo Oil & Gas Inc *	3,710	138,420
Clayton Williams Energy Inc *	3,760	197,287
Cloud Peak Energy Inc *	38,836	569,724
Comstock Resources Inc	30,833	490,553
Contango Oil & Gas Co	6,703	246,335
Crimson Exploration Inc *	13,839	41,655
Crosstex Energy Inc	2,605	54,418
Dawson Geophysical Co *	5,166	167,740
Delek US Holdings Inc	8,173	172,369
Emerald Oil Inc *	23,507	169,015
Endeavour International Corp *	30,187	161,500
Energen Corp	77,000	5,882,030
Energy XXI Ltd (Bermuda)	50,662	1,529,992
EPL Oil & Gas Inc *	12,915	479,276
Equal Energy Ltd (Canada)	22,782	107,303
Era Group Inc *	12,867	349,725
EXCO Resources Inc	42,159	284,152
Exterran Holdings Inc *	36,772	1,013,804
Forest Oil Corp *	66,295	404,399
Forum Energy Technologies Inc *	12,569	339,489
Frontline Ltd * (Bermuda)	32,853	87,060
GasLog Ltd (Bermuda)	16,249	242,598

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Global Geophysical Services Inc *	13,606	$36,872
Green Plains Renewable Energy Inc	16,252	260,845
Gulf Island Fabrication Inc	9,201	225,517
Gulfmark Offshore Inc ‘A’	17,063	868,336
Halcon Resources Corp *	147,880	655,108
Hallador Energy Co	5,299	38,683
Helix Energy Solutions Group Inc *	351,070	8,906,646
Hercules Offshore Inc *	101,883	750,878
Hornbeck Offshore Services Inc *	21,641	1,243,059
ION Geophysical Corp *	66,418	345,374
Jones Energy Inc ‘A’ *	3,805	62,440
Key Energy Services Inc *	97,208	708,646
Knightsbridge Tankers Ltd (Bermuda)	15,745	160,127
L&L Energy Inc *	18,929	24,040
Magnum Hunter Resources Corp *	75,363	464,990
Matador Resources Co *	36,837	601,548
Matrix Service Co *	13,936	273,424
Midstates Petroleum Co Inc *	21,180	108,653
Miller Energy Resources Inc *	19,633	142,536
Mitcham Industries Inc *	8,236	125,928
Natural Gas Services Group Inc *	7,961	213,514
Newpark Resources Inc *	10,631	134,588
Nordic American Tankers Ltd (Bermuda)	42,127	347,126
Northern Oil & Gas Inc *	40,749	588,008
Nuverra Environmental Solutions Inc *	86,050	197,055
Oil States International Inc *	81,800	8,463,028
Panhandle Oil & Gas Inc ‘A’	192	5,430
Parker Drilling Co *	76,074	433,622
PDC Energy Inc *	22,751	1,354,595
Penn Virginia Corp *	35,155	233,781
PetroQuest Energy Inc *	2,157	8,650
PHI Inc *	7,502	282,900
Pioneer Energy Services Corp *	39,597	297,373
Quicksilver Resources Inc *	66,409	130,826
Renewable Energy Group Inc *	10,794	163,529
Resolute Energy Corp *	43,121	360,492
REX American Resources Corp *	3,196	98,245
Rowan Cos PLC ‘A’ * (United Kingdom)	225,000	8,262,000
Sanchez Energy Corp *	22,431	592,403
Scorpio Tankers Inc	117,944	1,151,133
SEACOR Holdings Inc	11,764	1,063,936
SemGroup Corp ‘A’	1,870	106,627
Ship Finance International Ltd (Bermuda)	35,727	545,551
Stone Energy Corp *	31,909	1,034,809
Swift Energy Co *	27,616	315,375
Teekay Tankers Ltd ‘A’	39,848	104,402
Tesco Corp * (Canada)	19,394	321,359
TETRA Technologies Inc *	50,023	626,788
TGC Industries Inc	850	6,707
Tidewater Inc	147,000	8,715,630
Triangle Petroleum Corp *	35,012	343,818
Unit Corp *	130,000	6,043,700
Ur-Energy Inc * (Canada)	62,374	72,354
Vaalco Energy Inc *	18,496	103,208
Vantage Drilling Co * (Cayman)	128,738	222,717
W&T Offshore Inc	22,174	392,923
Warren Resources Inc *	46,609	136,564
Western Refining Inc	15,130	454,505
Westmoreland Coal Co *	7,479	98,573
Willbros Group Inc *	25,676	235,706
ZaZa Energy Corp *	13,178	15,155

		97,552,032

Financials - 24.8%

1st Source Corp	9,698	261,070
1st United Bancorp Inc	19,339	141,755
Acadia Realty Trust REIT	28,732	709,106
Access National Corp	4,717	67,264
AG Mortgage Investment Trust Inc REIT	17,875	297,083
Agree Realty Corp REIT	8,473	255,715

	Shares	Value
Alexander & Baldwin Inc *	27,492	$990,262
Altisource Residential Corp	16,015	368,025
Ambac Financial Group Inc *	22,836	414,245
American Assets Trust Inc REIT	21,447	654,348
American Capital Mortgage Investment Corp REIT	37,728	745,505
American Equity Investment Life Holding Co	37,804	802,201
American National Bankshares Inc	5,127	118,946
American Realty Capital Properties Inc REIT	82,135	1,002,047
American Residential Properties Inc REIT *	8,760	154,264
American Safety Insurance Holdings Ltd * (Bermuda)	5,701	172,170
Ameris Bancorp *	15,369	282,482
AMERISAFE Inc	11,781	418,343
Ames National Corp	5,965	135,823
AmREIT Inc	12,587	218,384
AmTrust Financial Services Inc	3,883	151,670
Anworth Mortgage Asset Corp REIT	92,607	447,292
Apollo Commercial Real Estate Finance Inc REIT	23,660	361,288
Apollo Investment Corp	143,654	1,170,780
Apollo Residential Mortgage Inc REIT	20,504	299,153
Ares Commercial Real Estate Corp REIT	13,663	169,831
Argo Group International Holdings Ltd (Bermuda)	11,575	496,336
Arlington Asset Investment Corp ‘A’	9,839	233,971
Armada Hoffler Properties Inc REIT	12,054	119,455
ARMOUR Residential REIT Inc	238,934	1,003,523
Arrow Financial Corp	6,935	176,911
Arthur J. Gallagher & Co	77,100	3,365,415
Ashford Hospitality Trust Inc REIT	39,267	484,555
Aspen Insurance Holdings Ltd (Bermuda)	152,880	5,548,015
Associated Estates Realty Corp REIT	35,384	527,575
Assurant Inc	18,800	1,017,080
Astoria Financial Corp	56,365	701,181
AV Homes Inc *	6,061	105,825
Aviv REIT Inc	6,595	150,366
Baldwin & Lyons Inc ‘B’	5,907	144,013
Banc of California Inc	10,402	143,860
BancFirst Corp	4,562	246,667
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	18,736	466,901
BancorpSouth Inc	60,899	1,214,326
Bank Mutual Corp	29,687	186,137
Bank of Kentucky Financial Corp	3,984	108,803
Bank of Marin Bancorp	3,533	146,796
Bank of the Ozarks Inc	5,797	278,198
BankFinancial Corp	13,457	120,036
Banner Corp	12,458	475,397
Bar Harbor Bankshares	2,512	92,416
BBCN Bancorp Inc	50,505	694,949
BBX Capital Corp ‘A’ *	4,644	66,734
Beneficial Mutual Bancorp Inc *	20,351	202,899
Berkshire Hills Bancorp Inc	16,066	403,417
BlackRock Kelso Capital Corp	47,663	452,322
BNC Bancorp	11,937	159,240
Boston Private Financial Holdings Inc	51,000	566,100
Bridge Bancorp Inc	5,855	125,883
Bridge Capital Holdings *	6,217	105,565
Brookline Bancorp Inc	44,769	421,276
Bryn Mawr Bank Corp	8,666	233,722
C&F Financial Corp	2,108	102,027
Calamos Asset Management Inc ‘A’	12,765	127,522
California First National Bancorp	1,354	23,113
Camden National Corp	4,937	201,923
Campus Crest Communities Inc REIT	41,275	445,770
Capital Bank Financial Corp ‘A’ *	15,839	347,666
Capital City Bank Group Inc *	8,112	95,559
Capital Southwest Corp	8,619	294,856

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Capitol Federal Financial Inc	95,115	$1,182,279
CapLease Inc REIT	56,854	482,690
Capstead Mortgage Corp REIT	61,209	720,430
Cardinal Financial Corp	19,377	320,302
Cascade Bancorp *	3,745	21,833
Cash America International Inc	18,222	825,092
Cathay General Bancorp	50,437	1,178,713
Cedar Realty Trust Inc REIT	45,881	237,664
Center Bancorp Inc	7,656	109,021
Centerstate Banks Inc	19,459	188,363
Central Pacific Financial Corp	13,964	247,163
Century Bancorp Inc ‘A’	2,183	72,759
Chambers Street Properties REIT	151,085	1,326,526
Charter Financial Corp	14,666	158,393
Chatham Lodging Trust REIT	14,422	257,577
Chemical Financial Corp	178,117	4,973,027
Chemung Financial Corp	2,285	79,130
Chesapeake Lodging Trust REIT	31,023	730,281
CIFC Corp	4,332	34,179
Citizens & Northern Corp	7,987	159,261
Citizens Inc *	27,683	239,181
City Holding Co	10,063	435,124
Clifton Savings Bancorp Inc	5,692	70,524
CNB Financial Corp	8,130	138,617
CNO Financial Group Inc	141,849	2,042,626
CoBiz Financial Inc	22,712	219,398
Colonial Properties Trust REIT	56,593	1,272,777
Colony Financial Inc REIT	41,280	824,774
Columbia Banking System Inc	32,661	806,727
Community Bank System Inc	25,652	875,246
Community Trust Bancorp Inc	9,012	365,797
CommunityOne Bancorp *	6,683	66,028
ConnectOne Bancorp Inc *	1,113	39,077
Consolidated-Tomoka Land Co	3,731	143,606
Consumer Portfolio Services Inc *	4,962	29,425
Cousins Properties Inc REIT	107,420	1,105,352
Cowen Group Inc ‘A’ *	62,707	216,339
Crawford & Co ‘B’	10,609	102,907
CU Bancorp *	6,062	110,632
CubeSmart REIT	85,095	1,518,095
Customers Bancorp Inc *	12,800	206,080
CVB Financial Corp	58,818	795,219
CyrusOne Inc REIT	12,286	233,188
CYS Investments Inc REIT	111,568	907,048
DCT Industrial Trust Inc REIT	185,821	1,336,053
DFC Global Corp *	25,798	283,520
DiamondRock Hospitality Co REIT	124,818	1,331,808
Dime Community Bancshares Inc	20,323	338,378
Donegal Group Inc ‘A’	4,700	65,753
Doral Financial Corp *	4,206	80,250
DuPont Fabros Technology Inc REIT	22,541	580,882
Dynex Capital Inc REIT	35,066	307,529
Eagle Bancorp Inc *	14,320	405,113
Eastern Insurance Holdings Inc	3,341	81,554
EastGroup Properties Inc REIT	1,260	74,605
Education Realty Trust Inc REIT	72,765	662,162
Ellington Residential Mortgage REIT	4,187	64,354
EMC Insurance Group Inc	2,903	87,613
Employers Holdings Inc	5,479	162,945
Encore Capital Group Inc *	3,505	160,739
Enstar Group Ltd * (Bermuda)	3,948	539,297
Enterprise Bancorp Inc	4,734	89,520
Enterprise Financial Services Corp	11,652	195,521
EPR Properties REIT	30,076	1,465,904
Equity One Inc REIT	38,476	841,085
ESB Financial Corp	8,264	105,366
ESSA Bancorp Inc	5,801	60,446
EverBank Financial Corp	51,524	771,830
Excel Trust Inc REIT	30,517	366,204
Ezcorp Inc ‘A’ *	32,566	549,714

	Shares	Value
F.N.B. Corp	92,848	$1,126,246
Farmers Capital Bank Corp *	4,862	106,283
FBL Financial Group Inc ‘A’	5,657	253,999
FBR & Co *	5,632	150,994
Federal Agricultural Mortgage Corp ‘C’	6,609	220,608
FelCor Lodging Trust Inc REIT *	79,256	488,217
Fidelity Southern Corp	9,337	143,230
Fidus Investment Corp	8,770	170,138
Fifth Street Finance Corp	85,593	880,752
Financial Institutions Inc	8,917	182,442
First American Financial Corp	69,094	1,682,439
First Bancorp NC	12,631	182,518
First BanCorp PR *	46,111	261,910
First Busey Corp	46,434	241,921
First Commonwealth Financial Corp	62,686	475,787
First Community Bancshares Inc	11,542	188,712
First Connecticut Bancorp Inc	10,994	161,612
First Defiance Financial Corp	6,230	145,720
First Federal Bancshares of Arkansas Inc *	1,525	14,259
First Financial Bancorp	37,102	562,837
First Financial Bankshares Inc	6,525	383,801
First Financial Corp	7,205	227,462
First Financial Holdings Inc	15,404	849,685
First Financial Northwest Inc	9,805	102,266
First Industrial Realty Trust Inc REIT	68,632	1,116,643
First Interstate Bancsystem Inc	11,242	271,494
First Merchants Corp	18,413	319,097
First Midwest Bancorp Inc	48,023	725,628
First NBC Bank Holding Co *	2,698	65,777
First Potomac Realty Trust REIT	37,468	470,973
First Security Group Inc *	40,370	83,970
Firsthand Technology Value Fund Inc *	5,461	133,685
FirstMerit Corp	105,962	2,300,435
Flagstar Bancorp Inc *	12,603	186,020
Flushing Financial Corp	19,682	363,133
Forestar Group Inc *	19,618	422,376
Fortegra Financial Corp *	3,978	33,853
Fox Chase Bancorp Inc	7,862	136,799
Franklin Financial Corp	6,860	130,066
Franklin Street Properties Corp REIT	57,591	733,709
Gain Capital Holdings Inc	7,152	90,044
Garrison Capital Inc	3,781	55,883
German American Bancorp Inc	8,131	205,064
Getty Realty Corp REIT	16,337	317,428
GFI Group Inc	44,832	177,086
Glacier Bancorp Inc	46,097	1,139,057
Gladstone Capital Corp	13,550	118,292
Gladstone Commercial Corp REIT	8,823	158,461
Gladstone Investment Corp	17,009	119,913
Glimcher Realty Trust REIT	9,432	91,962
Global Indemnity PLC * (Ireland)	5,330	135,702
Golub Capital BDC Inc	22,791	395,196
Government Properties Income Trust REIT	34,996	837,454
Gramercy Property Trust Inc REIT *	38,377	159,265
Great Southern Bancorp Inc	6,654	187,842
Green Dot Corp ‘A’ *	16,512	434,761
Greenlight Capital Re Ltd ‘A’ * (Cayman)	13,642	387,978
GSV Capital Corp *	12,392	183,649
Guaranty Bancorp	9,575	131,082
Hallmark Financial Services Inc *	8,570	76,016
Hampton Roads Bankshares Inc *	21,613	30,690
Hancock Holding Co	54,268	1,702,930
Hanmi Financial Corp	20,222	335,079
HCC Insurance Holdings Inc	67,900	2,975,378
Healthcare Realty Trust Inc REIT	37,427	864,938
Heartland Financial USA Inc	9,490	264,391
Hercules Technology Growth Capital Inc	39,445	601,536
Heritage Commerce Corp	13,519	103,420
Heritage Financial Corp	9,866	153,120
Heritage Oaks Bancorp *	12,984	83,098

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Hersha Hospitality Trust REIT	129,332	$722,966
HFF Inc ‘A’	3,341	83,692
Highwoods Properties Inc REIT	39,717	1,402,407
Hilltop Holdings Inc *	39,686	734,191
Hingham Institution for Savings	786	54,949
Home Bancorp Inc *	4,170	75,310
Home BancShares Inc	21,340	648,096
Home Federal Bancorp Inc	9,239	116,227
Home Loan Servicing Solutions Ltd (Cayman)	45,396	999,166
HomeStreet Inc	8,318	160,537
HomeTrust Bancshares Inc *	13,464	222,156
Horace Mann Educators Corp	25,369	719,972
Horizon Bancorp	5,604	130,853
Horizon Technology Finance Corp	5,234	69,717
Hudson Pacific Properties Inc REIT	27,671	538,201
Hudson Valley Holding Corp	10,526	197,678
IBERIABANK Corp	18,991	985,063
ICG Group Inc *	22,832	323,986
Imperial Holdings Inc *	11,267	71,320
Independence Holding Co	4,983	71,157
Independent Bank Corp	14,680	524,076
Independent Bank Group Inc	2,461	88,596
Infinity Property & Casualty Corp	3,742	241,733
Inland Real Estate Corp REIT	7,669	78,454
International Bancshares Corp	34,142	738,491
Intervest Bancshares Corp *	11,648	92,369
INTL FCStone Inc *	6,085	124,438
Invesco Mortgage Capital Inc REIT	86,498	1,331,204
Investment Technology Group Inc *	23,814	374,356
Investors Bancorp Inc	28,224	617,541
Investors Real Estate Trust REIT	60,894	502,376
Investors Title Co	846	63,535
iStar Financial Inc REIT *	54,334	654,181
Janus Capital Group Inc	95,311	811,097
JAVELIN Mortgage Investment Corp REIT	8,606	101,809
JMP Group Inc	10,095	62,488
Kansas City Life Insurance Co	2,518	111,346
KCAP Financial Inc	18,218	163,598
KCG Holdings Inc ‘A’ *	25,885	224,423
Kearny Financial Corp *	9,267	94,709
Kennedy-Wilson Holdings Inc	32,028	594,440
Kite Realty Group Trust REIT	58,290	345,660
Lakeland Bancorp Inc	22,835	256,894
Lakeland Financial Corp	10,556	344,653
LaSalle Hotel Properties REIT	60,999	1,739,691
LCNB Corp	3,921	76,812
Lexington Realty Trust REIT	107,829	1,210,920
LTC Properties Inc REIT	3,002	114,016
Macatawa Bank Corp *	15,361	82,642
Maiden Holdings Ltd (Bermuda)	27,802	328,342
Main Street Capital Corp	23,361	699,195
MainSource Financial Group Inc	13,115	199,217
Manning & Napier Inc	8,775	146,367
Marlin Business Services Corp	5,302	132,338
MB Financial Inc	35,054	989,925
MCG Capital Corp	45,897	231,321
Meadowbrook Insurance Group Inc	29,985	194,903
Medallion Financial Corp	11,912	177,251
Medical Properties Trust Inc REIT	103,275	1,256,857
Medley Capital Corp	24,761	341,454
Mercantile Bank Corp	5,642	122,883
Merchants Bancshares Inc	3,666	106,131
Meridian Interstate Bancorp Inc *	5,033	109,669
Meta Financial Group Inc	3,784	143,792
Metro Bancorp Inc *	9,052	190,183
MetroCorp Bancshares Inc	10,298	141,700
MGIC Investment Corp *	93,415	680,061
Middleburg Financial Corp	3,476	67,017
MidSouth Bancorp Inc	5,363	83,127

	Shares	Value
MidWestOne Financial Group Inc	4,374	$112,456
Monmouth Real Estate Investment Corp ‘A’ REIT	27,084	245,652
Montpelier Re Holdings Ltd (Bermuda)	234,601	6,111,356
MPG Office Trust Inc REIT *	36,962	115,691
MVC Capital Inc	14,465	188,913
NASB Financial Inc *	2,681	73,540
National Bank Holdings Corp ‘A’	33,422	686,488
National Bankshares Inc	4,543	163,048
National Interstate Corp	3,107	86,406
National Penn Bancshares Inc	74,873	752,474
National Western Life Insurance Co ‘A’	1,390	280,460
NBT Bancorp Inc	28,060	644,819
Nelnet Inc ‘A’	14,619	562,101
New Mountain Finance Corp	24,008	345,955
New Residential Investment Corp REIT	161,745	1,070,752
New York Mortgage Trust Inc REIT	40,684	254,275
NewBridge Bancorp *	16,355	119,228
NewStar Financial Inc *	16,746	305,949
NGP Capital Resources Co	13,438	99,844
Nicholas Financial Inc (Canada)	6,674	108,719
Northfield Bancorp Inc	28,725	348,722
Northrim BanCorp Inc	4,257	102,594
NorthStar Realty Finance Corp REIT	153,301	1,422,633
Northwest Bancshares Inc	59,935	792,341
OceanFirst Financial Corp	8,868	149,958
OFG Bancorp	227,309	3,680,133
Old National Bancorp	64,818	920,416
Old Republic International Corp	430,000	6,622,000
OmniAmerican Bancorp Inc *	7,367	180,197
One Liberty Properties Inc REIT	7,507	152,242
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	14,442	213,164
Oppenheimer Holdings Inc ‘A’	6,349	112,822
Oritani Financial Corp	19,976	328,805
Pacific Continental Corp	11,612	152,233
Pacific Premier Bancorp Inc *	10,546	141,738
PacWest Bancorp	24,285	834,433
Palmetto Bancshares Inc *	2,900	37,816
Park National Corp	7,396	584,876
Park Sterling Corp	28,867	185,037
Parkway Properties Inc REIT	27,826	494,468
Peapack Gladstone Financial Corp	5,817	107,905
Pebblebrook Hotel Trust REIT	39,199	1,125,403
PennantPark Floating Rate Capital Ltd	9,334	128,623
PennantPark Investment Corp	42,607	479,755
Penns Woods Bancorp Inc	2,858	142,386
Pennsylvania REIT	43,426	812,066
PennyMac Financial Services Inc ‘A’ *	8,212	154,303
PennyMac Mortgage Investment Trust REIT	44,599	1,011,505
Peoples Bancorp Inc	6,983	145,805
PHH Corp *	36,433	864,919
Physicians Realty Trust REIT *	4,922	59,655
PICO Holdings Inc *	14,488	313,810
Pinnacle Financial Partners Inc *	22,426	668,519
Piper Jaffray Cos *	10,315	353,701
Platinum Underwriters Holdings Ltd (Bermuda)	18,724	1,118,385
Preferred Bank *	7,554	134,386
Primerica Inc	36,388	1,467,892
PrivateBancorp Inc	41,490	887,886
Prospect Capital Corp	166,172	1,857,803
Prosperity Bancshares Inc	38,561	2,384,612
Protective Life Corp	234,600	9,982,230
Provident Financial Holdings Inc	5,834	96,903
Provident Financial Services Inc	38,118	617,893
Provident New York Bancorp	28,427	309,570
Radian Group Inc	80,384	1,119,749
RAIT Financial Trust REIT	44,660	316,193
Ramco-Gershenson Properties Trust REIT	38,131	587,599

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
RCS Capital Corp ‘A’	627	$10,483
Redwood Trust Inc REIT	52,458	1,032,898
Regional Management Corp *	1,682	53,488
Renasant Corp	19,599	532,505
Republic Bancorp Inc ‘A’	6,264	172,573
Resource America Inc ‘A’	7,887	63,333
Resource Capital Corp REIT	81,199	482,322
Retail Opportunity Investments Corp REIT	45,925	634,684
Rexford Industrial Realty Inc REIT *	6,313	85,289
RLI Corp	13,634	1,191,884
RLJ Lodging Trust REIT	79,023	1,856,250
Rockville Financial Inc	17,516	227,708
Roma Financial Corp *	453	8,421
Rouse Properties Inc REIT	14,320	294,706
Ryman Hospitality Properties Inc REIT	9,968	343,996
S&T Bancorp Inc	19,049	461,367
S.Y. Bancorp Inc	9,046	256,273
Sabra Health Care REIT Inc	14,043	323,129
Safeguard Scientifics Inc *	13,451	211,046
Safety Insurance Group Inc	8,257	437,373
Sandy Spring Bancorp Inc	15,992	371,974
Seacoast Banking Corp of Florida *	47,624	103,344
Select Income REIT	14,040	362,232
Selective Insurance Group Inc	35,497	869,676
Sierra Bancorp	7,936	124,833
Silver Bay Realty Trust Corp REIT	9,762	152,873
Silvercrest Asset Management Group Inc ‘A’ *	2,523	34,388
Simmons First National Corp ‘A’	10,581	328,963
Solar Capital Ltd	28,879	640,247
Solar Senior Capital Ltd	7,393	133,665
Southside Bancshares Inc	11,501	308,457
Southwest Bancorp Inc *	12,678	187,761
Sovran Self Storage Inc REIT	1,831	138,570
STAG Industrial Inc REIT	26,841	540,041
StanCorp Financial Group Inc	165,000	9,078,300
State Auto Financial Corp	9,564	200,270
State Bank Financial Corp	20,421	324,081
StellarOne Corp	14,560	327,600
Stellus Capital Investment Corp	7,713	115,541
Sterling Bancorp	19,871	272,829
Sterling Financial Corp	21,720	622,278
Stewart Information Services Corp	13,629	435,992
Stifel Financial Corp *	40,634	1,674,933
Strategic Hotels & Resorts Inc REIT *	18,472	160,337
Suffolk Bancorp *	7,487	132,670
Summit Hotel Properties Inc REIT	49,578	455,622
Sun Bancorp Inc *	26,224	100,438
Sunstone Hotel Investors Inc REIT	103,950	1,324,323
Susquehanna Bancshares Inc	119,161	1,495,471
SWS Group Inc *	18,508	103,275
Symetra Financial Corp	51,978	926,248
Taylor Capital Group Inc *	11,105	245,976
TCP Capital Corp	16,666	270,323
Tejon Ranch Co *	623	19,213
Terreno Realty Corp REIT	15,985	283,894
Territorial Bancorp Inc	6,728	147,814
Texas Capital Bancshares Inc *	26,086	1,199,173
The Bancorp Inc *	21,127	374,370
The First Bancorp Inc	6,200	104,036
The First Marblehead Corp *	58,655	48,097
The First of Long Island Corp	5,112	198,601
The Geo Group Inc REIT	25,762	856,587
The Hanover Insurance Group Inc	122,270	6,763,976
The Navigators Group Inc *	6,623	382,611
The Phoenix Cos Inc *	3,663	141,648
Third Point Reinsurance Ltd * (Bermuda)	11,011	159,549
THL Credit Inc	21,695	338,876
Thomas Properties Group Inc	19,292	129,642
TICC Capital Corp	33,855	330,086

	Shares	Value
Tompkins Financial Corp	9,288	$429,291
Tower Group International Ltd (Bermuda)	33,936	237,552
TowneBank	16,828	242,660
Tree.com Inc	1,776	46,638
Triangle Capital Corp	17,728	520,671
TriCo Bancshares	10,361	236,024
Tristate Capital Holdings Inc *	4,236	54,602
TrustCo Bank Corp NY	578,926	3,450,399
Trustmark Corp	43,001	1,100,826
UMB Financial Corp	22,324	1,213,086
UMH Properties Inc REIT	8,274	82,161
Umpqua Holdings Corp	71,588	1,161,157
Union First Market Bankshares Corp	13,054	305,072
United Bankshares Inc	20,808	603,016
United Community Banks Inc *	27,596	413,940
United Community Financial Corp *	31,502	122,543
United Financial Bancorp Inc	12,551	202,950
United Fire Group Inc	12,057	367,377
Universal Insurance Holdings Inc	15,277	107,703
Univest Corp of Pennsylvania	10,731	202,279
Urstadt Biddle Properties Inc ‘A’ REIT	4,004	79,600
Validus Holdings Ltd (Bermuda)	143,400	5,302,932
Vantagesouth Bancshares Inc *	7,844	41,652
ViewPoint Financial Group Inc	25,513	527,354
Virginia Commerce Bancorp Inc *	17,444	270,905
Walker & Dunlop Inc *	10,528	167,500
Walter Investment Management Corp *	23,575	932,155
Washington Banking Co	10,020	140,881
Washington REIT	30,544	771,847
Washington Trust Bancorp Inc	9,350	293,871
Waterstone Financial Inc *	4,849	49,217
Webster Financial Corp	57,674	1,472,417
WesBanco Inc	16,638	494,648
West Bancorp Inc	9,237	127,471
Westamerica Bancorp	17,296	860,303
Western Alliance Bancorp *	47,398	897,244
Western Asset Mortgage Capital Corp REIT	15,558	248,772
Westfield Financial Inc	11,636	82,150
WhiteHorse Finance Inc	4,384	66,198
Whitestone REIT	10,876	160,203
Wilshire Bancorp Inc	39,626	324,141
Winthrop Realty Trust REIT	17,211	191,903
Wintrust Financial Corp	23,695	973,154
WSFS Financial Corp	5,032	303,178
Yadkin Financial Corp *	9,312	160,446
ZAIS Financial Corp REIT	390	6,767

		251,962,602

Health Care - 3.6%

ACADIA Pharmaceuticals Inc *	2,511	68,977
Addus HomeCare Corp *	3,155	91,400
Affymetrix Inc *	45,634	282,931
Agios Pharmaceuticals Inc *	508	14,204
Albany Molecular Research Inc *	14,956	192,783
Alliance HealthCare Services Inc *	1,879	52,029
Almost Family Inc	5,265	102,299
Alnylam Pharmaceuticals Inc *	2,135	136,661
Alphatec Holdings Inc *	39,844	78,493
Amedisys Inc *	20,056	345,364
AmSurg Corp *	14,442	573,347
Analogic Corp	4,307	355,930
AngioDynamics Inc *	15,623	206,224
Anika Therapeutics Inc *	3,157	75,642
Aratana Therapeutics Inc *	689	11,258
Arena Pharmaceuticals Inc *	16,706	88,041
ArQule Inc *	2,382	5,550
ArthroCare Corp *	3,274	116,489
Astex Pharmaceuticals Inc *	51,798	439,247
AVEO Pharmaceuticals Inc *	33,244	68,815
Biolase Inc *	1,909	3,646

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
BioScrip Inc *	28,340	$248,825
Bluebird Bio Inc *	500	13,480
Cambrex Corp *	9,996	131,947
Celldex Therapeutics Inc *	3,406	120,675
Cellular Dynamics International Inc *	230	4,234
Chindex International Inc *	5,968	101,754
Conatus Pharmaceuticals Inc *	193	1,940
CONMED Corp	17,694	601,419
Cornerstone Therapeutics Inc *	5,629	52,969
Cross Country Healthcare Inc *	17,385	105,353
CryoLife Inc	16,301	114,107
Curis Inc *	12,449	55,523
Cutera Inc *	9,443	84,043
Cynosure Inc ‘A’ *	8,062	183,894
Cytokinetics Inc *	3,386	25,700
Cytori Therapeutics Inc *	9,160	21,343
Derma Sciences Inc *	8,853	109,600
Dynavax Technologies Corp *	15,096	18,115
Emergent Biosolutions Inc *	14,546	277,101
Enzon Pharmaceuticals Inc	23,719	39,848
Esperion Therapeutics Inc *	395	7,450
Exactech Inc *	4,801	96,740
Five Star Quality Care Inc *	27,194	140,593
Geron Corp *	83,130	278,485
Greatbatch Inc *	15,269	519,604
Hanger Inc *	12,541	423,384
Harvard Bioscience Inc *	15,552	81,804
HealthSouth Corp	9,124	314,596
Healthways Inc *	7,551	139,769
Hi-Tech Pharmacal Co Inc	4,673	201,640
Hill-Rom Holdings Inc	95,000	3,403,850
Horizon Pharma Inc *	16,214	54,803
ICU Medical Inc *	778	52,850
Idenix Pharmaceuticals Inc *	7,491	39,028
ImmunoGen Inc *	12,745	216,920
Immunomedics Inc *	2,488	15,401
Impax Laboratories Inc *	43,741	897,128
Integra LifeSciences Holdings Corp *	5,825	234,456
InterMune Inc *	3,724	57,238
Intrexon Corp *	862	20,421
Invacare Corp	20,375	351,876
Kindred Healthcare Inc	34,422	462,287
Lexicon Pharmaceuticals Inc *	9,759	23,129
LHC Group Inc *	7,734	181,440
Magellan Health Services Inc *	17,258	1,034,790
Medical Action Industries Inc *	5,508	36,573
Merit Medical Systems Inc *	27,119	328,953
Momenta Pharmaceuticals Inc *	4,940	71,087
National Healthcare Corp	6,829	322,807
National Research Corp ‘A’ *	3,812	71,780
Natus Medical Inc *	8,057	114,248
Navidea Biopharmaceuticals Inc *	11,187	29,646
Nektar Therapeutics *	22,945	239,775
NPS Pharmaceuticals Inc *	22,900	728,449
NuVasive Inc *	22,183	543,262
Omnicell Inc *	9,503	225,031
OncoMed Pharmaceuticals Inc *	251	3,843
Onconova Therapeutics Inc *	399	10,562
OraSure Technologies Inc *	35,593	213,914
Orthofix International NV * (Netherlands)	12,364	257,913
Owens & Minor Inc	31,853	1,101,795
Pacific Biosciences of California Inc *	30,564	169,019
Pernix Therapeutics Holdings *	11,487	31,359
PharMerica Corp *	18,873	250,445
PhotoMedex Inc *	6,142	97,658
POZEN Inc *	17,256	98,877
Progenics Pharmaceuticals Inc *	7,468	37,564
Prothena Corp PLC * (Ireland)	7,634	154,436
PTC Therapeutics Inc *	700	15,022
Rigel Pharmaceuticals Inc *	56,005	200,498

	Shares	Value
Rockwell Medical Inc *	21,242	$242,371
RTI Surgical Inc *	36,100	135,014
SciClone Pharmaceuticals Inc *	9,325	47,278
Select Medical Holdings Corp	30,913	249,468
SIGA Technologies Inc *	1,326	5,092
Skilled Healthcare Group Inc ‘A’ *	834	3,636
Solta Medical Inc *	45,601	94,850
Spectrum Pharmaceuticals Inc	40,524	339,996
Staar Surgical Co *	1,580	21,393
STERIS Corp	128,000	5,498,880
Symmetry Medical Inc *	23,687	193,286
Targacept Inc *	17,924	95,176
Teleflex Inc	72,000	5,924,160
The Ensign Group Inc	629	25,858
Tornier NV * (Netherlands)	16,673	322,289
Triple-S Management Corp ‘B’ *	14,168	260,550
Universal American Corp	24,459	186,378
USMD Holdings Inc *	681	18,053
Vanguard Health Systems Inc *	3,025	63,555
Vical Inc *	4,554	5,692
Vocera Communications Inc *	2,077	38,632
WellCare Health Plans Inc *	27,745	1,934,936
Wright Medical Group Inc *	25,783	672,421
XenoPort Inc *	23,776	135,048
XOMA Corp *	5,317	23,820

		36,763,230

Industrials - 23.7%

AAR Corp	355,371	9,712,289
ABM Industries Inc	34,859	927,947
Acacia Research Corp	22,408	516,728
ACCO Brands Corp *	72,448	481,055
Accuride Corp *	1,483	7,623
Aceto Corp	14,102	220,273
Actuant Corp ‘A’	46,771	1,816,586
Aegion Corp *	22,051	523,270
Aerovironment Inc *	11,811	272,834
Air Transport Services Group Inc *	33,038	247,455
Aircastle Ltd (Bermuda)	25,843	449,927
Alamo Group Inc	4,527	221,416
Albany International Corp ‘A’	15,102	541,709
Ameresco Inc ‘A’ *	12,497	125,220
American Railcar Industries Inc	6,019	236,125
American Science & Engineering Inc	4,377	263,977
American Superconductor Corp *	31,214	73,041
Ampco-Pittsburgh Corp	5,379	96,392
API Technologies Corp *	20,256	59,350
Apogee Enterprises Inc	225,035	6,679,039
Applied Industrial Technologies Inc	58,221	2,998,381
ARC Document Solutions Inc *	24,165	110,917
Argan Inc	8,964	196,939
Arkansas Best Corp	16,418	421,450
Astec Industries Inc	152,980	5,501,161
Atlas Air Worldwide Holdings Inc *	16,460	758,971
Barnes Group Inc	34,336	1,199,013
Brady Corp ‘A’	170,190	5,190,795
Briggs & Stratton Corp	263,993	5,311,539
CAI International Inc *	6,990	162,657
Carlisle Cos Inc	111,500	7,837,335
Casella Waste Systems Inc ‘A’ *	2,106	12,110
CBIZ Inc *	24,348	181,149
CDI Corp	8,903	136,305
Ceco Environmental Corp	4,821	67,880
Celadon Group Inc	11,881	221,818
Cenveo Inc *	16,781	49,504
CIRCOR International Inc	35,797	2,225,857
Columbus McKinnon Corp *	10,670	256,400
Comfort Systems USA Inc	17,633	296,411
Commercial Vehicle Group Inc *	4,443	35,366
Compx International Inc	630	8,177

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Consolidated Graphics Inc *	4,615	$258,717
Costa Inc *	421	8,007
Courier Corp	7,351	116,293
CRA International Inc *	6,518	121,365
Cubic Corp	11,799	633,370
Curtiss-Wright Corp	29,887	1,403,494
Deluxe Corp	11,370	473,674
DigitalGlobe Inc *	47,602	1,505,175
Douglas Dynamics Inc	1,140	16,792
Ducommun Inc *	6,796	194,909
Dycom Industries Inc *	13,298	372,211
Dynamic Materials Corp	8,779	203,497
EMCOR Group Inc	145,253	5,683,750
Encore Wire Corp	11,584	456,873
Energy Recovery Inc *	16,037	116,268
EnerNOC Inc *	11,059	165,774
EnerSys	29,107	1,764,757
Engility Holdings Inc *	10,985	348,554
Ennis Inc	16,622	299,861
EnPro Industries Inc *	131,049	7,890,460
Erickson Air-Crane Inc *	689	10,790
ESCO Technologies Inc	12,065	400,920
Esterline Technologies Corp *	19,973	1,595,643
Flow International Corp *	25,020	99,830
Franklin Covey Co *	1,812	32,525
Franklin Electric Co Inc	141,592	5,578,725
FreightCar America Inc	7,578	156,713
FTI Consulting Inc *	25,729	972,556
Furmanite Corp *	9,070	89,793
G&K Services Inc ‘A’	10,384	627,090
GenCorp Inc *	8,506	136,351
General Cable Corp	81,494	2,587,434
Genesee & Wyoming Inc ‘A’ *	74,000	6,879,780
Gibraltar Industries Inc *	349,539	4,984,426
Global Brass & Copper Holdings Inc *	3,966	69,564
Global Power Equipment Group Inc	10,818	217,550
GrafTech International Ltd *	74,588	630,269
Granite Construction Inc	256,773	7,857,254
Great Lakes Dredge & Dock Co	34,454	255,649
Griffon Corp	28,432	356,537
Hardinge Inc	7,477	115,520
Hawaiian Holdings Inc *	33,043	245,840
Heartland Express Inc	6,997	99,287
Heidrick & Struggles International Inc	11,492	219,038
Heritage-Crystal Clean Inc *	537	9,677
HNI Corp	1,545	55,898
Houston Wire & Cable Co	7,812	105,228
Hurco Cos Inc	4,084	105,612
Huron Consulting Group Inc *	12,904	678,879
ICF International Inc *	12,591	445,847
II-VI Inc *	32,577	613,099
Insperity Inc	115,000	4,324,000
Insteel Industries Inc	692	11,141
International Shipholding Corp	3,536	97,028
Intersections Inc	6,142	53,865
JetBlue Airways Corp *	148,436	988,584
Kadant Inc	7,162	240,572
Kaman Corp	6,031	228,334
Kaydon Corp	105,601	3,750,948
Kelly Services Inc ‘A’	17,112	333,171
Kennametal Inc	135,980	6,200,688
Kforce Inc	1,514	26,783
Kimball International Inc ‘B’	20,562	228,033
Knoll Inc	9,952	168,587
Korn/Ferry International *	31,062	664,727
Kratos Defense & Security Solutions Inc *	28,148	233,065
Layne Christensen Co *	12,582	251,137
LB Foster Co ‘A’	6,501	297,356
Lincoln Electric Holdings Inc	126,080	8,399,450
LMI Aerospace Inc *	5,903	78,864

	Shares	Value
LSI Industries Inc	13,932	$117,586
Lydall Inc *	10,940	187,840
Marten Transport Ltd	14,938	256,187
McGrath RentCorp	170,298	6,079,639
Meritor Inc *	62,288	489,584
Michael Baker Corp	5,564	225,175
Miller Industries Inc	7,231	122,782
Mine Safety Appliances Co	97,600	5,037,136
Mobile Mini Inc *	22,094	752,522
Moog Inc ‘A’ *	26,272	1,541,378
Mueller Industries Inc	123,762	6,889,831
Multi-Color Corp	3,043	103,249
MYR Group Inc *	13,387	325,304
National Presto Industries Inc	2,792	196,585
National Technical Systems Inc *	570	13,024
Navigant Consulting Inc *	32,192	497,688
NCI Building Systems Inc *	2,180	27,773
NL Industries Inc	4,448	50,485
NN Inc	10,932	170,102
Nordson Corp	12,700	935,101
Northwest Pipe Co *	6,032	198,332
Odyssey Marine Exploration Inc *	3,605	10,851
Orbital Sciences Corp *	38,285	810,876
Orion Marine Group Inc *	17,553	182,727
Pacer International Inc *	20,521	127,025
Patriot Transportation Holding Inc *	4,201	142,120
Pendrell Corp *	88,734	172,144
Pentair Ltd (Switzerland)	68,000	4,415,920
Pike Electric Corp	7,766	87,911
Ply Gem Holdings Inc *	1,090	15,238
PMFG Inc *	13,338	98,701
Powell Industries Inc *	65,878	4,037,663
Preformed Line Products Co	1,511	108,686
Quad/Graphics Inc	15,921	483,362
Quality Distribution Inc *	8,827	81,561
Quanex Building Products Corp	23,656	445,442
Regal-Beloit Corp	80,000	5,434,400
Republic Airways Holdings Inc *	15,021	178,750
Resources Connection Inc	26,010	352,956
Revolution Lighting Technologies Inc *	1,669	4,273
Roadrunner Transportation Systems Inc *	6,024	170,118
RPX Corp *	17,799	312,016
Rush Enterprises Inc ‘A’ *	13,926	369,178
Schawk Inc	242,708	3,601,787
Simpson Manufacturing Co Inc	164,500	5,357,765
SkyWest Inc	415,881	6,038,592
Sparton Corp *	6,561	167,305
Standard Parking Corp *	3,365	90,485
Standex International Corp	6,532	388,001
Steelcase Inc ‘A’	47,654	792,009
Sterling Construction Co Inc *	9,710	89,817
Swisher Hygiene Inc *	74,221	45,015
TAL International Group Inc	11,499	537,348
Tecumseh Products Co ‘A’ *	11,809	105,691
Teledyne Technologies Inc *	16,442	1,396,419
Tetra Tech Inc *	38,275	990,940
Textainer Group Holdings Ltd (Bermuda)	9,015	341,398
The Brink’s Co	8,867	250,936
The ExOne Co *	560	23,856
The Gorman-Rupp Co	2,708	108,645
The Greenbrier Cos Inc *	15,572	385,096
The KEYW Holding Corp *	12,508	168,233
Titan International Inc	8,281	121,234
Titan Machinery Inc *	10,995	176,690
TMS International Corp ‘A’	4,862	84,793
TRC Cos Inc *	10,509	77,767
Trinity Industries Inc	232,890	10,561,561
Tutor Perini Corp *	23,661	504,453
Twin Disc Inc	5,317	138,933
Ultrapetrol Bahamas Ltd * (Bahamas)	13,860	51,836

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
UniFirst Corp	4,182	$436,684
United Stationers Inc	25,897	1,126,519
Universal Forest Products Inc	192,269	8,094,525
US Airways Group Inc *	74,202	1,406,870
UTi Worldwide Inc (United Kingdom)	16,558	250,191
Viad Corp	12,942	322,903
Vicor Corp *	11,387	93,146
VSE Corp	2,639	123,901
Wabash National Corp *	422,850	4,930,431
Watts Water Technologies Inc ‘A’	104,582	5,895,287
Werner Enterprises Inc	20,913	487,900
Wesco Aircraft Holdings Inc *	20,627	431,723
West Corp	4,627	102,581
XPO Logistics Inc *	13,775	298,504
YRC Worldwide Inc *	5,355	90,392

		240,443,232

Information Technology - 7.4%

Accelrys Inc *	35,665	351,657
Actuate Corp *	2,018	14,832
Acxiom Corp *	35,369	1,004,126
ADTRAN Inc	13,259	353,220
Advanced Energy Industries Inc *	1,582	27,717
Aeroflex Holding Corp *	12,529	88,204
Agilysys Inc *	9,143	108,985
Alpha & Omega Semiconductor Ltd * (Bermuda)	11,036	92,813
Amkor Technology Inc *	44,478	190,811
ANADIGICS Inc *	53,092	104,591
Anaren Inc *	6,652	169,626
Angie’s List Inc *	11,813	265,793
Anixter International Inc *	7,218	632,730
ARRIS Group Inc *	8,837	150,759
Aspen Technology Inc *	3,453	119,301
ATMI Inc *	20,359	539,921
Audience Inc *	6,116	68,744
Aviat Networks Inc *	39,360	101,549
Avid Technology Inc *	19,869	119,214
Axcelis Technologies Inc *	69,795	147,267
Bankrate Inc *	29,584	608,543
Bazaarvoice Inc *	13,737	124,732
Bel Fuse Inc ‘B’	6,310	110,046
Belden Inc	3,214	205,857
Benchmark Electronics Inc *	406,603	9,307,143
Black Box Corp	10,249	314,029
Blucora Inc *	9,716	223,274
Brooks Automation Inc	42,350	394,279
CACI International Inc ‘A’ *	14,730	1,017,990
Calix Inc *	3,460	44,046
Ceva Inc *	14,233	245,519
Checkpoint Systems Inc *	26,204	437,607
CIBER Inc *	47,280	156,024
Ciena Corp *	16,877	421,587
Cirrus Logic Inc *	24,033	545,068
Coherent Inc	2,356	144,776
Cohu Inc	317,071	3,459,245
Comtech Telecommunications Corp	10,700	260,224
Control4 Corp *	1,367	23,676
Convergys Corp	67,071	1,257,581
Cray Inc *	12,421	298,973
CSG Systems International Inc	9,816	245,891
CTS Corp	21,391	337,336
Cvent Inc *	940	33,060
Cyan Inc *	4,027	40,471
Daktronics Inc	18,642	208,604
Dealertrack Technologies Inc *	3,081	131,990
Demand Media Inc *	23,229	146,807
Digi International Inc *	16,579	165,956
Digital River Inc *	22,625	404,309
Diodes Inc *	5,058	123,921

	Shares	Value
DSP Group Inc *	12,688	$89,450
EarthLink Inc	66,146	327,423
Ebix Inc	5,343	53,109
Electro Rent Corp	5,827	105,702
Electro Scientific Industries Inc	15,327	179,479
Electronics for Imaging Inc *	13,731	434,998
Emulex Corp *	58,011	450,165
Entegris Inc *	75,559	766,924
Entropic Communications Inc *	57,063	249,936
Epiq Systems Inc	18,806	248,615
ePlus Inc	2,257	116,642
Extreme Networks Inc *	59,334	309,723
Fabrinet * (Cayman)	18,078	304,434
FARO Technologies Inc *	1,015	42,803
Finisar Corp *	59,666	1,350,242
FormFactor Inc *	34,338	235,559
Fusion-io Inc *	14,503	194,195
Gerber Scientific Inc Escrow Shares * +	12,750	-
Gigamon Inc *	3,066	118,470
Global Cash Access Holdings Inc *	42,348	330,738
Globecomm Systems Inc *	15,192	213,144
Glu Mobile Inc *	2,562	7,148
Gogo Inc *	2,856	50,751
GSI Group Inc * (Canada)	19,475	185,792
GSI Technology Inc *	13,214	92,894
GT Advanced Technologies Inc *	12,266	104,384
Harmonic Inc *	64,724	497,728
Hutchinson Technology Inc *	15,041	52,343
Imation Corp *	21,812	89,429
Immersion Corp *	1,188	15,670
Infinera Corp *	7,808	88,308
Ingram Micro Inc ‘A’ *	125,000	2,881,250
Inphi Corp *	10,592	142,251
Insight Enterprises Inc *	27,739	524,822
Integrated Device Technology Inc *	59,494	560,433
Integrated Silicon Solution Inc *	17,876	194,670
Internap Network Services Corp *	34,415	239,184
International Rectifier Corp *	44,327	1,097,980
Intersil Corp ‘A’	81,153	911,348
IntraLinks Holdings Inc *	24,698	217,342
Itron Inc *	25,210	1,079,744
IXYS Corp	15,336	147,992
Kemet Corp *	28,861	120,639
Kopin Corp *	42,603	171,690
KVH Industries Inc *	1,419	19,582
Lattice Semiconductor Corp *	54,722	244,060
Limelight Networks Inc *	34,276	66,153
Lionbridge Technologies Inc *	2,513	9,273
Littelfuse Inc	1,382	108,100
LTX-Credence Corp *	30,491	200,631
Luxoft Holding Inc * (United Kingdom)	577	15,273
M/A-COM Technology Solutions Holdings Inc *	327	5,566
ManTech International Corp ‘A’	15,188	436,807
Marchex Inc ‘B’	14,653	106,674
Measurement Specialties Inc *	1,167	63,298
Mentor Graphics Corp	60,908	1,423,420
Mercury Systems Inc *	20,759	207,382
Methode Electronics Inc	10,408	291,424
Microsemi Corp *	13,141	318,669
Mindspeed Technologies Inc *	3,701	11,251
MKS Instruments Inc	33,819	899,247
ModusLink Global Solutions Inc *	23,794	65,196
MoneyGram International Inc *	10,362	202,888
Monster Worldwide Inc *	74,299	328,402
MoSys Inc *	4,117	15,315
Multi-Fineline Electronix Inc *	151,510	2,457,492
Nanometrics Inc *	4,708	75,893
NeoPhotonics Corp *	12,980	95,922
NETGEAR Inc *	24,580	758,539

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Newport Corp *	24,943	$389,859
Numerex Corp ‘A’ *	8,978	98,309
OmniVision Technologies Inc *	31,447	481,454
Oplink Communications Inc *	11,160	210,031
OSI Systems Inc *	945	70,374
Park Electrochemical Corp	13,298	380,988
PC Connection Inc	5,872	88,608
PCTEL Inc	10,172	90,022
Perficient Inc *	18,685	343,057
Pericom Semiconductor Corp *	14,698	114,644
Photronics Inc *	38,773	303,593
Plantronics Inc	2,276	104,810
Plexus Corp *	21,758	809,398
PLX Technology Inc *	2,165	13,033
PMC-Sierra Inc *	74,472	493,005
PRGX Global Inc *	18,492	115,760
Procera Networks Inc *	10,764	166,734
Progress Software Corp *	17,691	457,843
QAD Inc ‘A’	465	6,343
QLogic Corp *	56,830	621,720
Quantum Corp *	136,411	188,247
QuinStreet Inc *	20,113	190,068
Radisys Corp *	14,827	47,595
RealD Inc *	3,666	25,662
RealNetworks Inc *	14,382	123,110
Responsys Inc *	1,841	30,377
RF Micro Devices Inc *	22,879	129,038
Richardson Electronics Ltd	7,740	88,004
Rofin-Sinar Technologies Inc *	261,764	6,337,306
Rogers Corp *	6,701	398,575
Rubicon Technology Inc *	10,092	122,214
Rudolph Technologies Inc *	17,384	198,178
Sanmina Corp *	52,836	924,102
Sapiens International Corp NV (Netherlands)	9,199	55,654
ScanSource Inc *	17,780	615,188
SeaChange International Inc *	20,900	239,723
ShoreTel Inc *	33,121	200,051
Shutterstock Inc *	1,477	107,407
Sigma Designs Inc *	19,674	109,978
Sonus Networks Inc *	128,237	433,441
Spansion Inc ‘A’ *	30,059	303,295
Speed Commerce Inc *	25,619	84,030
Super Micro Computer Inc *	20,436	276,703
Supertex Inc	6,252	158,426
Sykes Enterprises Inc *	25,053	448,699
Symmetricom Inc *	26,257	126,559
SYNNEX Corp *	16,845	1,035,125
TechTarget Inc *	8,990	44,860
TeleCommunication Systems Inc ‘A’ *	30,346	74,651
Telenav Inc *	11,436	66,786
TeleTech Holdings Inc *	4,472	112,202
Tellabs Inc	226,697	514,602
Tessco Technologies Inc	3,267	110,098
Tessera Technologies Inc	33,672	651,553
Textura Corp *	793	34,162
The Active Network Inc *	34,462	493,151
The Hackett Group Inc	11,473	81,802
TiVo Inc *	43,269	538,266
Tremor Video Inc *	937	8,649
TriQuint Semiconductor Inc *	93,918	763,553
TTM Technologies Inc *	33,734	328,907
Ultra Clean Holdings Inc *	14,290	98,744
Unisys Corp *	26,779	674,563
United Online Inc	59,490	474,730
Unwired Planet Inc *	3,451	5,970
VASCO Data Security International Inc *	10,927	86,214
Veeco Instruments Inc *	19,391	721,927
Viasystems Group Inc *	2,113	30,533
Vishay Precision Group Inc *	7,915	115,163
Vocus Inc *	10,994	102,354

	Shares	Value
Volterra Semiconductor Corp *	14,801	$340,423
Vringo Inc *	35,504	102,252
Westell Technologies Inc ‘A’ *	28,662	96,018
YuMe Inc *	511	5,417
Zygo Corp *	10,641	170,043

		75,316,357

Materials - 7.9%

A. Schulman Inc	206,885	6,094,832
A.M. Castle & Co *	11,131	179,209
AK Steel Holding Corp *	87,003	326,261
Allied Nevada Gold Corp *	66,290	277,092
AMCOL International Corp	10,943	357,617
Aptargroup Inc	22,330	1,342,703
Arabian American Development Co *	1,050	9,555
Axiall Corp	44,577	1,684,565
Boise Inc	64,412	811,591
Cabot Corp	201,000	8,584,710
Carpenter Technology Corp	98,000	5,694,780
Century Aluminum Co *	32,790	263,960
Chase Corp	2,850	83,733
Clearwater Paper Corp *	3,049	145,651
Coeur Mining Inc *	40,528	488,362
Commercial Metals Co	74,618	1,264,775
FutureFuel Corp	10,649	191,256
General Moly Inc *	36,853	60,808
Globe Specialty Metals Inc	38,861	598,848
GSE Holding Inc *	4,775	9,932
H.B. Fuller Co	157,200	7,103,868
Handy & Harman Ltd *	326	7,782
Haynes International Inc	7,859	356,249
Hecla Mining Co	182,417	572,789
Horsehead Holding Corp *	28,146	350,699
Innospec Inc	820	38,261
Intrepid Potash Inc	34,927	547,655
Kaiser Aluminum Corp	12,073	860,201
KMG Chemicals Inc	991	21,792
Kraton Performance Polymers Inc *	20,751	406,512
Louisiana-Pacific Corp *	24,598	432,679
LSB Industries Inc *	5,542	185,823
Marrone Bio Innovations Inc *	1,001	16,867
Materion Corp	6,200	198,772
Midway Gold Corp * (Canada)	7,577	7,236
Minerals Technologies Inc	22,289	1,100,408
Molycorp Inc *	79,162	519,303
Myers Industries Inc	15,603	313,776
Neenah Paper Inc	9,137	359,176
Noranda Aluminum Holding Corp	21,341	52,499
Olin Corp	17,214	397,127
Olympic Steel Inc	4,299	119,426
OM Group Inc *	19,091	644,894
Penford Corp *	5,126	73,404
PH Glatfelter Co	2,990	80,939
Quaker Chemical Corp	6,352	464,014
Reliance Steel & Aluminum Co	123,000	9,012,210
Resolute Forest Products Inc *	44,473	587,933
RPM International Inc	239,000	8,651,800
RTI International Metals Inc *	20,034	641,889
Schnitzer Steel Industries Inc ‘A’	15,494	426,705
Schweitzer-Mauduit International Inc	5,565	336,850
Sensient Technologies Corp	133,078	6,373,105
Steel Dynamics Inc	380,000	6,349,800
Stepan Co	19,154	1,105,760
Stillwater Mining Co *	75,473	830,958
SunCoke Energy Inc *	44,677	759,509
Taminco Corp *	1,110	22,533
Texas Industries Inc *	950	62,995
Tredegar Corp	9,958	258,908
UFP Technologies Inc *	3,562	81,107
United States Lime & Minerals Inc *	66	3,868

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Universal Stainless & Alloy Products Inc *	4,412	$143,522
Walter Energy Inc	25,944	363,994
Wausau Paper Corp	1,658	21,537
Zep Inc	9,044	147,055
Zoltek Cos Inc *	17,569	293,227

		80,177,656

Telecommunication Services - 0.3%

Boingo Wireless Inc *	11,890	83,230
Cbeyond Inc *	17,697	113,438
Cincinnati Bell Inc *	91,641	249,264
Fairpoint Communications Inc *	2,957	28,239
Hawaiian Telcom Holdco Inc *	7,158	190,403
IDT Corp ‘B’	1,128	20,022
inContact Inc *	3,479	28,771
Inteliquent Inc	12,897	124,585
Iridium Communications Inc *	41,187	283,367
Leap Wireless International Inc *	26,903	424,798
magicJack VocalTec Ltd * (Israel)	3,870	49,807
NII Holdings Inc *	109,950	667,396
ORBCOMM Inc *	23,256	122,559
Premiere Global Services Inc *	24,583	244,847
Shenandoah Telecommunications Co	1,821	43,886
Towerstream Corp *	10,113	28,923
USA Mobility Inc	14,180	200,789
Vonage Holdings Corp *	42,083	132,141

		3,036,465

Utilities - 2.9%

ALLETE Inc	25,540	1,233,582
American States Water Co	22,587	622,498
Artesian Resources Corp ‘A’	4,894	108,891
Atlantic Power Corp (Canada)	76,360	329,112
Avista Corp	38,304	1,011,226
Black Hills Corp	28,429	1,417,470
California Water Service Group	30,596	621,711
Chesapeake Utilities Corp	6,169	323,811
Cleco Corp	38,665	1,733,739
Connecticut Water Service Inc	6,969	224,123
Consolidated Water Co Ltd (Cayman)	9,475	141,841
Delta Natural Gas Co Inc	4,453	98,367
Dynegy Inc *	63,848	1,233,543
El Paso Electric Co	25,714	858,848
Genie Energy Ltd ‘B’ *	8,374	82,065
IDACORP Inc	32,129	1,555,044
MGE Energy Inc	14,791	806,849
Middlesex Water Co	10,234	218,905
New Jersey Resources Corp	26,734	1,177,633
Northwest Natural Gas Co	17,230	723,315
NorthWestern Corp	24,248	1,089,220
NRG Yield Inc ‘A’ *	13,735	416,033
NV Energy Inc	1,000	23,610
Ormat Technologies Inc	11,319	303,010

	Shares	Value
Otter Tail Corp	23,167	$639,409
Piedmont Natural Gas Co Inc	48,328	1,589,025
PNM Resources Inc	50,866	1,151,097
Portland General Electric Co	48,411	1,366,642
SJW Corp	7,256	203,313
South Jersey Industries Inc	16,658	975,826
Southwest Gas Corp	29,623	1,481,150
The Empire District Electric Co	27,313	591,600
The Laclede Group Inc	20,914	941,130
UIL Holdings Corp	32,435	1,205,933
Unitil Corp	8,897	260,415
UNS Energy Corp	24,882	1,159,999
WGL Holdings Inc	33,082	1,412,932
York Water Co	2,265	45,458

		29,378,375

Total Common Stocks (Cost $767,134,008)		998,538,100

	Principal Amount
SHORT-TERM INVESTMENTS - 1.8%

U.S. Government Agency Issues

Federal Home Loan Bank 0.000% due 10/01/13	$10,000,000	10,000,000

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $7,964,702; collateralized by U.S. Treasury Notes: 1.500% - 3.125% due 07/31/16 - 05/15/19 and value $8,129,136)	7,964,702	7,964,702

Total Short-Term Investments (Cost $17,964,702)		17,964,702

TOTAL INVESTMENTS - 100.1% (Cost $785,098,710)		1,016,502,802

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,486,973)

NET ASSETS - 100.0%		$1,015,015,829

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2013, $196,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (12/13)	GSC	22	$2,337,505	$19,575

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$998,538,100	$998,538,100	$-	$-
	Short-Term Investments	17,964,702	-	17,964,702	-
	Derivatives:
	Equity Contracts
	Futures	19,575	19,575	-	-

	Total	$1,016,522,377	$998,557,675	$17,964,702	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer Discretionary - 17.8%

American Axle & Manufacturing Holdings Inc *	192,200	$3,790,184
ANN Inc *	160,210	5,802,806
Brunswick Corp	122,310	4,881,392
Buffalo Wild Wings Inc *	31,600	3,514,552
Dana Holding Corp	193,400	4,417,256
Domino’s Pizza Inc	102,605	6,972,010
DSW Inc ‘A’	51,135	4,362,838
Fifth & Pacific Cos Inc *	272,600	6,850,438
Five Below Inc *	114,500	5,009,375
Grand Canyon Education Inc *	126,800	5,107,504
Life Time Fitness Inc *	93,935	4,834,835
Lions Gate Entertainment Corp * (Canada)	133,100	4,665,155
Lumber Liquidators Holdings Inc *	38,500	4,106,025
Nexstar Broadcasting Group Inc ‘A’	110,000	4,895,550
Pier 1 Imports Inc	269,720	5,264,935
Six Flags Entertainment Corp	173,030	5,846,684
Sotheby’s	59,580	2,927,165
Taylor Morrison Home Corp ‘A’ *	194,300	4,400,895
The Children’s Place *	65,520	3,790,987
Tile Shop Holdings Inc *	85,000	2,506,650
Tupperware Brands Corp	58,725	5,072,078
Wolverine World Wide Inc	64,300	3,744,189

		102,763,503

Consumer Staples - 3.3%

B&G Foods Inc	177,200	6,122,260
The Fresh Market Inc *	53,785	2,544,568
The Hain Celestial Group Inc *	62,695	4,835,038
United Natural Foods Inc *	79,930	5,372,895

		18,874,761

Energy - 4.1%

Approach Resources Inc *	195,800	5,145,624
Berry Petroleum Co ‘A’	101,915	4,395,594
Bristow Group Inc	40,900	2,975,884
Northern Oil & Gas Inc *	409,790	5,913,269
Rosetta Resources Inc *	98,280	5,352,329

		23,782,700

Financials - 6.8%

DuPont Fabros Technology Inc REIT	132,600	3,417,102
Financial Engines Inc	97,500	5,795,400
Fortress Investment Group LLC ‘A’	626,810	4,976,871
FXCM Inc ‘A’	150,200	2,966,450
Jones Lang LaSalle Inc	52,365	4,571,465
MGIC Investment Corp *	382,600	2,785,328
Portfolio Recovery Associates Inc *	60,300	3,614,382
Sovran Self Storage Inc REIT	42,500	3,216,400
Synovus Financial Corp	1,903,700	6,282,210
WisdomTree Investments Inc *	146,400	1,699,704

		39,325,312

Health Care - 19.0%

ACADIA Pharmaceuticals Inc *	136,600	3,752,402
Acorda Therapeutics Inc *	99,100	3,397,148
Aegerion Pharmaceuticals Inc *	21,800	1,868,478
Align Technology Inc *	131,090	6,308,051
Alkermes PLC * (Ireland)	170,915	5,746,162
athenahealth Inc *	40,700	4,418,392
Auxilium Pharmaceuticals Inc *	145,700	2,656,111
Celldex Therapeutics Inc *	81,500	2,887,545
Centene Corp *	23,200	1,483,872
Cepheid Inc *	124,055	4,843,107
Charles River Laboratories International Inc *	85,000	3,932,100
Cubist Pharmaceuticals Inc *	54,045	3,434,560

	Shares	Value
Endologix Inc *	323,800	$5,222,894
HealthSouth Corp	161,685	5,574,899
HMS Holdings Corp *	144,900	3,116,799
Insulet Corp *	165,750	6,006,780
Molina Healthcare Inc *	138,900	4,944,840
NxStage Medical Inc *	219,865	2,893,423
Orexigen Therapeutics Inc *	328,900	2,019,446
PAREXEL International Corp *	58,665	2,946,743
Portola Pharmaceuticals Inc *	98,400	2,632,200
Questcor Pharmaceuticals Inc	56,500	3,277,000
Synageva BioPharma Corp *	56,300	3,564,353
Team Health Holdings Inc *	140,100	5,315,394
TearLab Corp *	134,000	1,482,040
Theravance Inc *	76,295	3,119,703
Thoratec Corp *	101,733	3,793,624
ViroPharma Inc *	103,090	4,051,437
Wright Medical Group Inc *	196,730	5,130,718

		109,820,221

Industrials - 14.1%

A.O. Smith Corp	139,210	6,292,292
Actuant Corp ‘A’	139,565	5,420,705
Acuity Brands Inc	49,600	4,564,192
Alaska Air Group Inc	75,300	4,715,286
Beacon Roofing Supply Inc *	161,200	5,943,444
Chart Industries Inc *	29,600	3,641,984
Esterline Technologies Corp *	43,390	3,466,427
Hexcel Corp *	158,500	6,149,800
Hub Group Inc ‘A’ *	113,450	4,450,643
On Assignment Inc *	203,100	6,702,300
Primoris Services Corp	189,000	4,813,830
RBC Bearings Inc *	51,540	3,395,971
Swift Transportation Co *	234,300	4,730,517
The ExOne Co *	88,100	3,753,060
The Middleby Corp *	23,100	4,825,821
United Rentals Inc *	61,465	3,582,795
Watts Water Technologies Inc ‘A’	87,100	4,909,827

		81,358,894

Information Technology - 26.0%

Applied Micro Circuits Corp *	244,765	3,157,469
ARRIS Group Inc *	147,600	2,518,056
Aruba Networks Inc *	243,300	4,048,512
Aspen Technology Inc *	183,600	6,343,380
Belden Inc	27,100	1,735,755
BroadSoft Inc *	96,455	3,475,274
Cadence Design Systems Inc *	411,365	5,553,427
Cognex Corp	164,406	5,155,772
CommVault Systems Inc *	65,975	5,794,584
Control4 Corp *	82,000	1,420,240
Cornerstone OnDemand Inc *	118,600	6,100,784
CoStar Group Inc *	36,475	6,124,152
Cyan Inc *	255,400	2,566,770
Cypress Semiconductor Corp *	342,100	3,195,214
Dealertrack Technologies Inc *	147,665	6,325,969
Demandware Inc *	63,200	2,928,056
E2open Inc *	165,710	3,711,904
FEI Co	48,600	4,267,080
Finisar Corp *	171,830	3,888,513
Fortinet Inc *	162,360	3,289,414
Intersil Corp ‘A’	270,600	3,038,838
InterXion Holding NV * (Netherlands)	165,360	3,677,606
MAXIMUS Inc	114,500	5,157,080
Microsemi Corp *	235,500	5,710,875
Millennial Media Inc *	199,100	1,407,637
OpenTable Inc *	56,200	3,932,876
OSI Systems Inc *	64,100	4,773,527
Ruckus Wireless Inc *	252,500	4,249,575
Semtech Corp *	130,700	3,919,693
ServiceSource International Inc *	234,700	2,835,176

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Synchronoss Technologies Inc *	143,000	$5,442,580
Textura Corp *	84,000	3,618,720
The Ultimate Software Group Inc *	35,225	5,192,165
Trulia Inc *	122,900	5,779,987
Vistaprint NV * (Netherlands)	74,600	4,216,392
WEX Inc *	63,285	5,553,259

		150,106,311

Materials - 5.3%

Berry Plastics Group Inc *	232,200	4,637,034
Chemtura Corp *	222,900	5,124,471
Cytec Industries Inc	55,500	4,515,480
Eagle Materials Inc	72,700	5,274,385
Louisiana-Pacific Corp *	264,200	4,647,278
PolyOne Corp	200,865	6,168,564

		30,367,212

Telecommunication Services - 1.0%

Cogent Communications Group Inc	179,200	5,779,200

Total Common Stocks (Cost $426,231,697)		562,178,114

	Principal Amount
SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $10,811,496; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $11,029,250)	$10,811,496	10,811,496

Total Short-Term Investment (Cost $10,811,496)		10,811,496

TOTAL INVESTMENTS - 99.3% (Cost $437,043,193)		572,989,610

OTHER ASSETS & LIABILITIES, NET - 0.7%		3,906,621

NET ASSETS - 100.0%		$576,896,231

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$562,178,114	$562,178,114	$-	$-
	Short-Term Investment	10,811,496	-	10,811,496	-

	Total	$572,989,610	$562,178,114	$10,811,496	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Consumer Discretionary - 13.9%

1-800-FLOWERS.COM Inc ‘A’ *	12,910	$63,646
A.H. Belo Corp ‘A’	9,361	73,484
Aeropostale Inc *	39,904	375,098
AFC Enterprises Inc *	12,176	530,752
America’s Car-Mart Inc *	4,124	186,034
American Apparel Inc *	28,443	36,976
American Axle & Manufacturing Holdings Inc *	34,325	676,889
American Public Education Inc *	9,048	342,014
ANN Inc *	24,081	872,214
Arctic Cat Inc	6,709	382,748
Asbury Automotive Group Inc *	15,896	845,667
Ascent Capital Group Inc ‘A’ *	7,191	579,738
Barnes & Noble Inc *	20,745	268,440
Bassett Furniture Industries Inc	5,692	92,153
Beasley Broadcasting Group Inc ‘A’	2,670	23,202
Beazer Homes USA Inc *	12,901	232,218
bebe stores Inc	17,847	108,688
Belo Corp ‘A’	53,013	726,278
Big 5 Sporting Goods Corp	8,533	137,211
Biglari Holdings Inc *	741	305,788
BJ’s Restaurants Inc *	12,662	363,653
Black Diamond Inc *	11,841	143,987
Bloomin’ Brands Inc *	28,232	666,558
Blue Nile Inc *	6,367	260,601
Blyth Inc	4,830	66,799
Bob Evans Farms Inc	14,216	814,150
Body Central Corp *	8,253	50,343
Boyd Gaming Corp *	35,641	504,320
Bravo Brio Restaurant Group Inc *	10,075	152,133
Bridgepoint Education Inc *	9,375	169,125
Bright Horizons Family Solutions Inc *	6,038	216,342
Brown Shoe Co Inc	22,045	517,396
Brunswick Corp	46,195	1,843,642
Buffalo Wild Wings Inc *	9,584	1,065,932
Caesars Entertainment Corp *	18,996	374,411
Callaway Golf Co	36,618	260,720
Capella Education Co *	5,613	317,471
Career Education Corp *	28,211	77,862
Carmike Cinemas Inc *	11,750	259,440
Carriage Services Inc	8,044	156,054
Carrols Restaurant Group Inc *	11,508	70,199
Cavco Industries Inc *	3,589	204,394
CEC Entertainment Inc	9,138	419,069
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	38,902	205,014
Christopher & Banks Corp *	18,058	130,198
Churchill Downs Inc	7,007	606,246
Chuy’s Holdings Inc *	8,332	299,035
Citi Trends Inc *	7,885	137,830
Columbia Sportswear Co	6,552	394,627
Conn’s Inc *	11,447	572,808
Cooper Tire & Rubber Co	32,344	996,195
Core-Mark Holding Co Inc	5,809	385,950
Corinthian Colleges Inc *	40,437	88,557
Cracker Barrel Old Country Store Inc	10,039	1,036,426
Crocs Inc *	44,964	611,960
Crown Media Holdings Inc ‘A’ *	18,026	55,520
CSS Industries Inc	4,303	103,315
Culp Inc	4,255	79,611
Cumulus Media Inc ‘A’ *	38,757	205,412
Daily Journal Corp *	483	70,996
Dana Holding Corp	74,966	1,712,223
Del Frisco’s Restaurant Group Inc *	5,244	105,771
Denny’s Corp *	47,187	288,784
Destination Maternity Corp	6,943	220,787
Destination XL Group Inc *	21,895	141,661

	Shares	Value
Dex Media Inc *	8,657	$70,381
Diamond Resorts International Inc *	8,866	166,769
Digital Generation Inc *	12,432	160,746
DineEquity Inc	8,429	581,601
Diversified Restaurant Holdings Inc *	4,966	32,577
Dorman Products Inc	12,869	637,659
Drew Industries Inc	11,668	531,361
Education Management Corp *	12,488	113,891
Einstein Noah Restaurant Group Inc	3,390	58,715
Entercom Communications Corp ‘A’ *	12,183	106,967
Entravision Communications Corp ‘A’	27,985	165,112
Ethan Allen Interiors Inc	12,757	355,538
EveryWare Global Inc *	5,005	57,057
Express Inc *	43,586	1,028,194
Federal-Mogul Corp *	9,955	167,144
Fiesta Restaurant Group Inc *	10,096	380,215
Fifth & Pacific Cos Inc *	61,262	1,539,514
Five Below Inc *	16,719	731,456
Flexsteel Industries Inc	2,542	63,474
Fox Factory Holding Corp *	4,785	92,207
Francesca’s Holdings Corp *	22,608	421,413
Fred’s Inc ‘A’	18,762	293,625
Fuel Systems Solutions Inc *	7,160	140,766
G-III Apparel Group Ltd *	8,551	466,799
Genesco Inc *	12,245	803,027
Gentherm Inc *	17,194	328,062
Global Sources Ltd * (Bermuda)	9,833	72,961
Gordmans Stores Inc	4,628	52,065
Grand Canyon Education Inc *	23,193	934,214
Gray Television Inc *	25,920	203,472
Group 1 Automotive Inc	11,093	861,704
Harte-Hanks Inc	22,224	196,238
Haverty Furniture Cos Inc	10,169	249,446
Helen of Troy Ltd * (Bermuda)	16,261	718,736
Hemisphere Media Group Inc *	4,128	48,504
hhgregg Inc *	6,667	119,406
Hibbett Sports Inc *	13,253	744,156
Hillenbrand Inc	28,087	768,741
Hooker Furniture Corp	5,544	82,883
Hovnanian Enterprises Inc ‘A’ *	58,225	304,517
HSN Inc	17,256	925,267
Iconix Brand Group Inc *	29,123	967,466
Ignite Restaurant Group Inc *	3,761	58,371
International Speedway Corp ‘A’	14,173	457,788
Interval Leisure Group Inc	20,052	473,829
iRobot Corp *	14,413	542,938
Isle of Capri Casinos Inc *	10,750	81,270
ITT Educational Services Inc *	11,878	368,218
Jack in the Box Inc *	22,718	908,720
JAKKS Pacific Inc	9,917	44,527
Jamba Inc *	8,491	113,610
Johnson Outdoors Inc ‘A’ *	2,597	69,652
Jos. A. Bank Clothiers Inc *	14,253	626,562
Journal Communications Inc ‘A’ *	22,747	194,487
JTH Holding Inc ‘A’ *	2,033	38,525
K12 Inc *	13,831	427,101
KB Home	42,646	768,481
Kirkland’s Inc *	7,092	130,776
Krispy Kreme Doughnuts Inc *	33,442	646,768
La-Z-Boy Inc	26,710	606,584
LeapFrog Enterprises Inc *	32,767	308,665
Libbey Inc *	10,799	256,800
Life Time Fitness Inc *	21,975	1,131,053
LifeLock Inc *	30,914	458,455
Lifetime Brands Inc	5,149	78,728
Lincoln Educational Services Corp	12,563	57,915
Lithia Motors Inc ‘A’	11,329	826,564
Live Nation Entertainment Inc *	71,864	1,333,077
Loral Space & Communications Inc	6,627	448,847
Luby’s Inc *	10,315	74,062

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Lumber Liquidators Holdings Inc *	14,035	$1,496,833
M.D.C. Holdings Inc	19,917	597,709
M/I Homes Inc *	12,449	256,698
Mac-Gray Corp	6,283	91,480
Maidenform Brands Inc *	11,960	280,940
Marcus Corp	9,532	138,500
Marine Products Corp	5,709	51,838
MarineMax Inc *	11,946	145,741
Marriott Vacations Worldwide Corp *	14,864	654,016
Martha Stewart Living Omnimedia Inc ‘A’ *	15,175	34,903
Matthews International Corp ‘A’	14,060	535,405
Mattress Firm Holding Corp *	6,900	219,420
MDC Partners Inc ‘A’ (Canada)	12,995	363,600
Media General Inc ‘A’ *	9,964	142,087
Meredith Corp	18,239	868,541
Meritage Homes Corp *	18,445	792,213
Modine Manufacturing Co *	24,264	354,982
Monarch Casino & Resort Inc *	4,454	84,537
Monro Muffler Brake Inc	15,962	742,073
Morgans Hotel Group Co *	13,795	106,084
Movado Group Inc	8,994	393,488
Multimedia Games Holding Co Inc *	14,726	508,783
NACCO Industries Inc ‘A’	2,568	142,319
Nathan’s Famous Inc *	1,383	72,995
National CineMedia Inc	29,020	547,317
Nautilus Inc *	15,952	115,173
New York & Co Inc *	15,150	87,567
Nexstar Broadcasting Group Inc ‘A’	14,992	667,219
Noodles & Co *	3,090	131,850
Nutrisystem Inc	14,599	209,934
Office Depot Inc *	125,529	606,305
OfficeMax Inc	44,367	567,454
Orbitz Worldwide Inc *	12,368	119,104
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	48,890	634,592
Outerwall Inc *	14,351	717,406
Overstock.com Inc *	5,727	169,920
Oxford Industries Inc	6,851	465,731
Pacific Sunwear of California Inc *	22,686	68,058
Papa John’s International Inc	8,157	570,011
Penske Automotive Group Inc	21,560	921,259
Perry Ellis International Inc	6,361	119,841
PetMed Express Inc	10,314	168,015
Pier 1 Imports Inc	48,417	945,100
Pinnacle Entertainment Inc *	29,816	746,891
Pool Corp	23,782	1,334,884
Quiksilver Inc *	67,595	475,193
RadioShack Corp *	50,753	173,068
ReachLocal Inc *	5,454	64,957
Reading International Inc ‘A’ *	8,708	57,212
Red Robin Gourmet Burgers Inc *	7,218	513,200
Regis Corp	24,137	354,331
Remy International Inc	6,815	137,936
Rent-A-Center Inc	27,234	1,037,615
Rentrak Corp *	5,419	176,768
Restoration Hardware Holdings Inc *	9,015	571,100
RetailMeNot Inc *	4,716	167,748
RG Barry Corp	4,896	92,583
Ruby Tuesday Inc *	31,349	235,118
rue21 Inc *	7,526	303,599
Ruth’s Hospitality Group Inc	18,498	219,386
Saga Communications Inc ‘A’	2,498	110,861
Saks Inc *	53,319	849,905
Salem Communications Corp ‘A’	5,280	43,718
Scholastic Corp	13,435	384,913
Scientific Games Corp ‘A’ *	24,290	392,769
Sears Hometown & Outlet Stores Inc *	4,370	138,748
Select Comfort Corp *	28,400	691,540
SHFL Entertainment Inc *	28,740	661,020
Shiloh Industries Inc	3,349	43,872
Shoe Carnival Inc	7,732	208,841

	Shares	Value
Shutterfly Inc *	19,387	$1,083,346
Sinclair Broadcast Group Inc ‘A’	34,947	1,171,423
Skechers U.S.A. Inc ‘A’ *	19,720	613,489
Skullcandy Inc *	8,941	55,255
Smith & Wesson Holding Corp *	32,983	362,483
Sonic Automotive Inc ‘A’	19,832	472,002
Sonic Corp *	28,635	508,271
Sotheby’s	34,878	1,713,556
Spartan Motors Inc	17,560	106,589
Speedway Motorsports Inc	5,976	106,970
Stage Stores Inc	16,616	319,027
Standard Motor Products Inc	10,187	327,614
Standard Pacific Corp *	75,669	598,542
Stein Mart Inc	14,189	194,673
Steiner Leisure Ltd * (Bahamas)	7,526	439,744
Steven Madden Ltd *	20,481	1,102,492
Stewart Enterprises Inc ‘A’	36,986	485,996
Stoneridge Inc *	14,663	158,507
Strayer Education Inc	5,529	229,564
Sturm Ruger & Co Inc	9,871	618,221
Superior Industries International Inc	11,955	213,158
Systemax Inc	5,835	54,090
Tenneco Inc *	31,051	1,568,075
Texas Roadhouse Inc	31,897	838,253
The Bon-Ton Stores Inc	6,795	71,687
The Buckle Inc	14,267	771,131
The Cato Corp ‘A’	14,021	392,308
The Cheesecake Factory Inc	27,245	1,197,418
The Children’s Place *	11,777	681,417
The E.W. Scripps Co ‘A’ *	16,095	295,343
The Finish Line Inc ‘A’	25,094	624,088
The Jones Group Inc	40,820	612,708
The McClatchy Co ‘A’ *	30,853	92,559
The Men’s Wearhouse Inc	25,663	873,825
The New York Times Co ‘A’ *	65,894	828,288
The Pep Boys-Manny Moe & Jack *	27,312	340,581
The Ryland Group Inc	23,548	954,636
The Wet Seal Inc ‘A’ *	45,215	177,695
Tile Shop Holdings Inc *	9,491	279,890
Tilly’s Inc ‘A’ *	5,109	74,132
Tower International Inc *	3,132	62,609
Town Sports International Holdings Inc	12,340	160,173
Trans World Entertainment Corp	4,430	20,511
TRI Pointe Homes Inc *	7,515	110,320
Tuesday Morning Corp *	22,028	336,368
Tumi Holdings Inc *	24,397	491,600
UCP Inc ‘A’ *	3,457	51,302
Unifi Inc *	7,676	179,311
Universal Electronics Inc *	7,719	278,116
Universal Technical Institute Inc	10,981	133,200
Vail Resorts Inc	18,338	1,272,290
Valassis Communications Inc	19,813	572,199
Valuevision Media Inc ‘A’ *	20,045	87,196
Vera Bradley Inc *	11,130	228,833
Vitacost.com Inc *	11,369	96,637
Vitamin Shoppe Inc *	15,474	676,988
VOXX International Corp *	9,550	130,835
WCI Communities Inc *	3,481	60,082
West Marine Inc *	8,718	106,360
Weyco Group Inc	3,343	94,674
William Lyon Homes ‘A’ *	7,162	145,532
Winmark Corp	1,149	84,693
Winnebago Industries Inc *	14,448	375,070
WMS Industries Inc *	27,951	725,328
Wolverine World Wide Inc	25,621	1,491,911
World Wrestling Entertainment Inc ‘A’	14,925	151,787
Zagg Inc *	16,116	72,522
Zale Corp *	16,711	254,007
Zumiez Inc *	10,850	298,755

		110,012,256

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Consumer Staples - 4.0%

Alico Inc	1,550	$63,813
Alliance One International Inc *	44,791	130,342
Annie’s Inc *	7,037	345,517
Arden Group Inc ‘A’	603	78,390
B&G Foods Inc	26,990	932,504
Boulder Brands Inc *	30,356	486,910
Cal-Maine Foods Inc	7,605	365,800
Calavo Growers Inc	6,332	191,480
Casey’s General Stores Inc	19,577	1,438,909
Central Garden & Pet Co ‘A’ *	21,327	146,090
Chiquita Brands International Inc *	23,885	302,384
Coca-Cola Bottling Co Consolidated	2,382	149,161
Craft Brew Alliance Inc *	5,415	72,778
Darling International Inc *	60,344	1,276,879
Diamond Foods Inc *	11,438	269,708
Dole Food Co Inc *	26,358	358,996
Elizabeth Arden Inc *	13,043	481,548
Fairway Group Holdings Corp *	8,086	206,678
Farmer Bros Co *	3,048	45,903
Fresh Del Monte Produce Inc (Cayman)	19,226	570,628
Griffin Land & Nurseries Inc	1,335	42,853
Harbinger Group Inc *	16,916	175,419
Harris Teeter Supermarkets Inc	25,282	1,243,622
Ingles Markets Inc ‘A’	5,959	171,202
Inter Parfums Inc	8,424	252,636
Inventure Foods Inc *	7,537	79,138
J&J Snack Foods Corp	7,606	613,956
John B Sanfilippo & Son Inc	4,263	98,859
Lancaster Colony Corp	9,439	738,979
Lifevantage Corp *	58,756	139,839
Lifeway Foods Inc	2,558	34,559
Limoneira Co	5,154	132,355
Medifast Inc *	7,112	191,242
Nash Finch Co	6,122	161,682
National Beverage Corp	6,003	107,214
Natural Grocers by Vitamin Cottage Inc *	4,508	178,968
Nature’s Sunshine Products Inc	5,680	108,318
Nutraceutical International Corp	4,438	105,358
Oil-Dri Corp of America	2,429	81,954
Omega Protein Corp *	10,099	102,707
Orchids Paper Products Co	2,935	81,211
Pilgrim’s Pride Corp *	30,936	519,415
Post Holdings Inc *	16,639	671,716
Prestige Brands Holdings Inc *	26,100	786,132
PriceSmart Inc	9,628	916,971
Revlon Inc ‘A’ *	5,755	159,816
Rite Aid Corp *	372,943	1,775,209
Roundy’s Inc	12,946	111,336
Sanderson Farms Inc	11,731	765,330
Seaboard Corp	148	406,704
Seneca Foods Corp ‘A’ *	4,188	126,017
Snyder’s-Lance Inc	24,245	699,468
Spartan Stores Inc	11,270	248,616
Spectrum Brands Holdings Inc	10,962	721,738
Star Scientific Inc *	85,648	163,588
SUPERVALU Inc *	103,720	853,616
Susser Holdings Corp *	9,186	488,236
Synutra International Inc *	9,067	48,055
The Andersons Inc	9,524	665,728
The Boston Beer Co Inc ‘A’ *	4,211	1,028,368
The Chefs’ Warehouse Inc *	8,231	190,136
The Female Health Co	11,312	111,649
The Hain Celestial Group Inc *	19,613	1,512,555
The Pantry Inc *	11,998	132,938
Tootsie Roll Industries Inc	10,069	310,327
TreeHouse Foods Inc *	18,494	1,235,954
United Natural Foods Inc *	25,164	1,691,524
Universal Corp	11,891	605,609

	Shares	Value
USANA Health Sciences Inc *	3,075	$266,879
Vector Group Ltd	32,226	518,831
Village Super Market Inc ‘A’	3,276	124,553
WD-40 Co	7,871	510,828
Weis Markets Inc	5,623	275,190

		31,399,521

Energy - 5.7%

Abraxas Petroleum Corp *	42,689	109,711
Adams Resources & Energy Inc	1,101	61,117
Alon USA Energy Inc	12,223	124,797
Alpha Natural Resources Inc *	112,547	670,780
Amyris Inc *	14,376	33,209
Apco Oil and Gas International Inc * (Cayman)	4,649	66,295
Approach Resources Inc *	17,765	466,864
Arch Coal Inc	108,086	444,233
Athlon Energy Inc *	9,140	298,878
Basic Energy Services Inc *	15,372	194,302
Berry Petroleum Co ‘A’	26,897	1,160,068
Bill Barrett Corp *	24,859	624,210
Bolt Technology Corp	4,458	80,467
Bonanza Creek Energy Inc *	15,033	725,493
BPZ Resources Inc *	59,834	116,676
Bristow Group Inc	18,449	1,342,349
C&J Energy Services Inc *	22,919	460,214
Cal Dive International Inc *	49,733	101,953
Callon Petroleum Co *	20,239	110,707
CARBO Ceramics Inc	10,105	1,001,507
Carrizo Oil & Gas Inc *	20,606	768,810
Clayton Williams Energy Inc *	3,001	157,463
Clean Energy Fuels Corp *	35,207	449,946
Cloud Peak Energy Inc *	30,954	454,095
Comstock Resources Inc	24,794	394,473
Contango Oil & Gas Co	6,605	242,734
Crimson Exploration Inc *	10,885	32,764
Crosstex Energy Inc	24,342	508,504
Dawson Geophysical Co *	4,189	136,017
Delek US Holdings Inc	18,942	399,487
Diamondback Energy Inc *	9,958	424,609
Emerald Oil Inc *	18,764	134,913
Endeavour International Corp *	24,288	129,941
Energy XXI Ltd (Bermuda)	40,503	1,223,191
EPL Oil & Gas Inc *	15,247	565,816
Equal Energy Ltd (Canada)	17,013	80,131
Era Group Inc *	10,252	278,649
Evolution Petroleum Corp *	8,838	99,516
EXCO Resources Inc	69,756	470,155
Exterran Holdings Inc *	29,357	809,373
Forest Oil Corp *	61,310	373,991
Forum Energy Technologies Inc *	20,024	540,848
Frontline Ltd * (Bermuda)	25,863	68,537
FX Energy Inc *	27,200	93,568
GasLog Ltd (Bermuda)	13,467	201,062
Gastar Exploration Ltd * (Canada)	28,336	111,927
Geospace Technologies Corp *	6,586	555,200
Global Geophysical Services Inc *	11,003	29,818
Goodrich Petroleum Corp *	13,571	329,640
Green Plains Renewable Energy Inc	12,999	208,634
Gulf Island Fabrication Inc	7,491	183,604
Gulfmark Offshore Inc ‘A’	13,609	692,562
Halcon Resources Corp *	118,116	523,254
Hallador Energy Co	3,960	28,908
Helix Energy Solutions Group Inc *	54,089	1,372,238
Hercules Offshore Inc *	81,350	599,550
Hornbeck Offshore Services Inc *	18,273	1,049,601
ION Geophysical Corp *	67,748	352,290
Isramco Inc *	496	61,479
Jones Energy Inc ‘A’ *	5,285	86,727
Key Energy Services Inc *	77,634	565,952

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
KiOR Inc ‘A’ *	21,527	$60,706
Knightsbridge Tankers Ltd (Bermuda)	12,514	127,267
Kodiak Oil & Gas Corp * (Canada)	135,593	1,635,252
L&L Energy Inc *	14,458	18,362
Magnum Hunter Resources Corp *	87,618	540,603
Matador Resources Co *	29,573	482,927
Matrix Service Co *	13,460	264,085
Midstates Petroleum Co Inc *	17,070	87,569
Miller Energy Resources Inc *	15,970	115,942
Mitcham Industries Inc *	6,698	102,412
Natural Gas Services Group Inc *	6,387	171,299
Newpark Resources Inc *	43,956	556,483
Nordic American Tankers Ltd (Bermuda)	33,941	279,674
Northern Oil & Gas Inc *	32,776	472,958
Nuverra Environmental Solutions Inc *	73,424	168,141
Panhandle Oil & Gas Inc ‘A’	3,658	103,448
Parker Drilling Co *	61,246	349,102
PDC Energy Inc *	18,180	1,082,437
Penn Virginia Corp *	28,189	187,457
PetroQuest Energy Inc *	29,344	117,669
PHI Inc *	6,465	243,795
Pioneer Energy Services Corp *	31,974	240,125
Quicksilver Resources Inc *	64,570	127,203
Renewable Energy Group Inc *	10,998	166,620
Rentech Inc	88,191	174,618
Resolute Energy Corp *	34,812	291,028
REX American Resources Corp *	2,863	88,009
Rex Energy Corp *	23,054	514,104
RigNet Inc *	6,052	219,203
Rosetta Resources Inc *	31,192	1,698,716
Sanchez Energy Corp *	19,313	510,056
Scorpio Tankers Inc	94,420	921,539
SEACOR Holdings Inc	10,248	926,829
SemGroup Corp ‘A’	21,505	1,226,215
Ship Finance International Ltd (Bermuda)	28,504	435,256
Solazyme Inc *	24,732	266,364
Stone Energy Corp *	25,499	826,933
Swift Energy Co *	22,270	254,323
Synergy Resources Corp *	26,043	253,919
Targa Resources Corp	16,796	1,225,436
Teekay Tankers Ltd ‘A’	31,386	82,231
Tesco Corp * (Canada)	15,562	257,862
TETRA Technologies Inc *	39,915	500,135
TGC Industries Inc	8,529	67,294
Triangle Petroleum Corp *	34,453	338,328
Ur-Energy Inc * (Canada)	60,546	70,233
Uranium Energy Corp *	43,204	97,209
Vaalco Energy Inc *	29,879	166,725
Vantage Drilling Co * (Cayman)	103,189	178,517
W&T Offshore Inc	17,668	313,077
Warren Resources Inc *	37,737	110,569
Western Refining Inc	27,719	832,679
Westmoreland Coal Co *	6,030	79,475
Willbros Group Inc *	20,599	189,099
ZaZa Energy Corp *	18,348	21,100

		44,822,424

Financials - 22.3%

1st Source Corp	7,840	211,053
1st United Bancorp Inc	15,845	116,144
Acadia Realty Trust REIT	28,116	693,903
Access National Corp	3,984	56,812
AG Mortgage Investment Trust Inc REIT	14,255	236,918
Agree Realty Corp REIT	6,743	203,504
Alexander & Baldwin Inc *	21,980	791,720
Alexander’s Inc REIT	1,067	305,290
Altisource Residential Corp	12,587	289,249
Ambac Financial Group Inc *	22,993	417,093
American Assets Trust Inc REIT	17,100	521,721
American Capital Mortgage Investment Corp REIT	30,160	595,962

	Shares	Value
American Equity Investment Life Holding Co	32,658	$693,003
American National Bankshares Inc	4,253	98,670
American Realty Capital Properties Inc REIT	78,847	961,933
American Residential Properties Inc REIT *	6,562	115,557
American Safety Insurance Holdings Ltd * (Bermuda)	4,854	146,591
Ameris Bancorp *	12,339	226,791
AMERISAFE Inc	9,402	333,865
Ames National Corp	4,770	108,613
AmREIT Inc	9,884	171,487
AmTrust Financial Services Inc	15,894	620,820
Anworth Mortgage Asset Corp REIT	74,115	357,975
Apollo Commercial Real Estate Finance Inc REIT	18,633	284,526
Apollo Investment Corp	114,797	935,596
Apollo Residential Mortgage Inc REIT	16,443	239,903
Ares Commercial Real Estate Corp REIT	10,659	132,491
Argo Group International Holdings Ltd (Bermuda)	13,851	593,931
Arlington Asset Investment Corp ‘A’	7,879	187,363
Armada Hoffler Properties Inc REIT	9,191	91,083
ARMOUR Residential REIT Inc	191,253	803,263
Arrow Financial Corp	5,743	146,494
Ashford Hospitality Trust Inc REIT	31,501	388,722
Associated Estates Realty Corp REIT	28,814	429,617
Astoria Financial Corp	45,056	560,497
AV Homes Inc *	4,809	83,965
Aviv REIT Inc	5,903	134,588
Baldwin & Lyons Inc ‘B’	4,851	118,267
Banc of California Inc	7,905	109,326
BancFirst Corp	3,627	196,112
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	14,957	372,728
BancorpSouth Inc	48,703	971,138
Bank Mutual Corp	24,405	153,019
Bank of Kentucky Financial Corp	3,291	89,877
Bank of Marin Bancorp	2,891	120,121
Bank of the Ozarks Inc	15,935	764,721
BankFinancial Corp	11,214	100,029
Banner Corp	9,937	379,196
Bar Harbor Bankshares	2,087	76,781
BBCN Bancorp Inc	40,382	555,656
BBX Capital Corp ‘A’ *	3,389	48,700
Beneficial Mutual Bancorp Inc *	16,701	166,509
Berkshire Hills Bancorp Inc	12,990	326,179
BGC Partners Inc ‘A’	65,524	370,211
BlackRock Kelso Capital Corp	38,282	363,296
BNC Bancorp	8,719	116,311
BofI Holding Inc *	6,166	399,927
Boston Private Financial Holdings Inc	40,790	452,769
Bridge Bancorp Inc	4,876	104,834
Bridge Capital Holdings *	5,136	87,209
Brookline Bancorp Inc	36,202	340,661
Bryn Mawr Bank Corp	6,802	183,450
C&F Financial Corp	1,713	82,909
Calamos Asset Management Inc ‘A’	10,225	102,148
California First National Bancorp	1,474	25,161
Camden National Corp	3,974	162,537
Campus Crest Communities Inc REIT	33,263	359,240
Capital Bank Financial Corp ‘A’ *	12,783	280,587
Capital City Bank Group Inc *	6,779	79,857
Capital Southwest Corp	6,872	235,091
Capitol Federal Financial Inc	75,990	944,556
CapLease Inc REIT	45,860	389,351
Capstead Mortgage Corp REIT	48,820	574,611
Cardinal Financial Corp	15,702	259,554
Cascade Bancorp *	3,653	21,297
Cash America International Inc	14,555	659,050
Cathay General Bancorp	40,346	942,886

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Cedar Realty Trust Inc REIT	35,482	$183,797
Center Bancorp Inc	6,313	89,897
Centerstate Banks Inc	15,546	150,485
Central Pacific Financial Corp	11,243	199,001
Century Bancorp Inc ‘A’	1,807	60,227
Chambers Street Properties REIT	120,858	1,061,133
Charter Financial Corp	10,938	118,130
Chatham Lodging Trust REIT	10,958	195,710
Chemical Financial Corp	14,832	414,109
Chemung Financial Corp	1,458	50,491
Chesapeake Lodging Trust REIT	24,742	582,427
CIFC Corp	3,435	27,102
Citizens & Northern Corp	6,573	131,066
Citizens Inc *	22,439	193,873
City Holding Co	8,040	347,650
Clifton Savings Bancorp Inc	4,759	58,964
CNB Financial Corp	6,728	114,712
CNO Financial Group Inc	113,440	1,633,536
CoBiz Financial Inc	18,549	179,183
Cohen & Steers Inc	9,593	338,729
Colonial Properties Trust REIT	45,276	1,018,257
Colony Financial Inc REIT	32,940	658,141
Columbia Banking System Inc	26,094	644,522
Community Bank System Inc	20,485	698,948
Community Trust Bancorp Inc	7,187	291,720
CommunityOne Bancorp *	5,685	56,168
ConnectOne Bancorp Inc *	873	30,651
Consolidated-Tomoka Land Co	2,832	109,004
Consumer Portfolio Services Inc *	8,917	52,878
Coresite Realty Corp REIT	10,559	358,372
Cousins Properties Inc REIT	85,907	883,983
Cowen Group Inc ‘A’ *	49,912	172,196
Crawford & Co ‘B’	13,495	130,902
Credit Acceptance Corp *	3,612	400,246
CU Bancorp *	4,477	81,705
CubeSmart REIT	68,068	1,214,333
Customers Bancorp Inc *	10,370	166,957
CVB Financial Corp	47,056	636,197
CyrusOne Inc REIT	9,821	186,403
CYS Investments Inc REIT	89,139	724,700
DCT Industrial Trust Inc REIT	148,687	1,069,060
DFC Global Corp *	20,856	229,207
Diamond Hill Investment Group Inc	1,438	153,794
DiamondRock Hospitality Co REIT	99,906	1,065,997
Dime Community Bancshares Inc	16,220	270,063
Donegal Group Inc ‘A’	3,681	51,497
Doral Financial Corp *	3,428	65,406
DuPont Fabros Technology Inc REIT	31,860	821,032
Dynex Capital Inc REIT	28,376	248,858
Eagle Bancorp Inc *	11,421	323,100
Eastern Insurance Holdings Inc	3,212	78,405
EastGroup Properties Inc REIT	15,462	915,505
Education Realty Trust Inc REIT	58,116	528,856
eHealth Inc *	9,379	302,567
Ellington Residential Mortgage REIT	2,941	45,203
EMC Insurance Group Inc	2,378	71,768
Employers Holdings Inc	15,617	464,450
Encore Capital Group Inc *	12,769	585,586
Enstar Group Ltd * (Bermuda)	4,863	664,286
Enterprise Bancorp Inc	3,542	66,979
Enterprise Financial Services Corp	9,423	158,118
EPR Properties REIT	24,059	1,172,636
Equity One Inc REIT	30,758	672,370
ESB Financial Corp	6,598	84,125
ESSA Bancorp Inc	5,065	52,777
EverBank Financial Corp	41,090	615,528
Evercore Partners Inc ‘A’	16,149	795,015
Excel Trust Inc REIT	24,756	297,072
Ezcorp Inc ‘A’ *	26,031	439,403
F.N.B. Corp	74,299	901,247

	Shares	Value
Farmers Capital Bank Corp *	3,625	$79,243
FBL Financial Group Inc ‘A’	4,483	201,287
FBR & Co *	4,518	121,128
Federal Agricultural Mortgage Corp ‘C’	5,273	176,013
FelCor Lodging Trust Inc REIT *	63,971	394,061
Fidelity Southern Corp	7,222	110,785
Fidus Investment Corp	7,128	138,283
Fifth Street Finance Corp	69,242	712,500
Financial Engines Inc	24,987	1,485,227
Financial Institutions Inc	7,247	148,274
First American Financial Corp	55,225	1,344,729
First Bancorp NC	10,085	145,728
First BanCorp PR *	37,254	211,603
First Busey Corp	37,129	193,442
First Cash Financial Services Inc *	14,912	864,150
First Commonwealth Financial Corp	50,695	384,775
First Community Bancshares Inc	9,384	153,428
First Connecticut Bancorp Inc	9,015	132,521
First Defiance Financial Corp	4,974	116,342
First Federal Bancshares of Arkansas Inc *	1,664	15,558
First Financial Bancorp	29,677	450,200
First Financial Bankshares Inc	16,155	950,237
First Financial Corp	5,906	186,452
First Financial Holdings Inc	12,305	678,744
First Financial Northwest Inc	8,023	83,680
First Industrial Realty Trust Inc REIT	54,873	892,784
First Interstate Bancsystem Inc	8,915	215,297
First Merchants Corp	14,896	258,148
First Midwest Bancorp Inc	38,377	579,876
First NBC Bank Holding Co *	1,916	46,712
First Potomac Realty Trust REIT	30,372	381,776
First Security Group Inc *	31,446	65,408
Firsthand Technology Value Fund Inc *	4,511	110,429
FirstMerit Corp	84,795	1,840,899
Flagstar Bancorp Inc *	10,105	149,150
Flushing Financial Corp	15,704	289,739
Forestar Group Inc *	17,640	379,789
Fortegra Financial Corp *	3,255	27,700
Fox Chase Bancorp Inc	6,467	112,526
Franklin Financial Corp	5,657	107,257
Franklin Street Properties Corp REIT	46,089	587,174
FXCM Inc ‘A’	18,853	372,347
Gain Capital Holdings Inc	5,834	73,450
GAMCO Investors Inc ‘A’	3,118	236,750
Garrison Capital Inc	2,660	39,315
German American Bancorp Inc	6,658	167,915
Getty Realty Corp REIT	13,103	254,591
GFI Group Inc	36,404	143,796
Glacier Bancorp Inc	36,864	910,909
Gladstone Capital Corp	11,116	97,043
Gladstone Commercial Corp REIT	6,642	119,290
Gladstone Investment Corp	13,760	97,008
Glimcher Realty Trust REIT	73,808	719,628
Global Indemnity PLC * (Ireland)	4,306	109,631
Golub Capital BDC Inc	18,616	322,801
Government Properties Income Trust REIT	27,886	667,312
Gramercy Property Trust Inc REIT *	30,808	127,853
Great Southern Bancorp Inc	5,355	151,172
Green Dot Corp ‘A’ *	13,131	345,739
Greenhill & Co Inc	14,392	717,873
Greenlight Capital Re Ltd ‘A’ * (Cayman)	14,389	409,223
GSV Capital Corp *	10,008	148,319
Guaranty Bancorp	7,868	107,713
Hallmark Financial Services Inc *	7,155	63,465
Hampton Roads Bankshares Inc *	15,910	22,592
Hancock Holding Co	43,401	1,361,923
Hanmi Financial Corp	16,343	270,804
Hannon Armstrong Sustainable Infrastructure Capital Inc	7,486	85,340
HCI Group Inc	4,801	196,073

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Health Insurance Innovations Inc ‘A’ *	2,305	$27,545
Healthcare Realty Trust Inc REIT	48,990	1,132,159
Heartland Financial USA Inc	7,742	215,692
Hercules Technology Growth Capital Inc	31,453	479,658
Heritage Commerce Corp	11,080	84,762
Heritage Financial Corp	8,108	125,836
Heritage Oaks Bancorp *	10,893	69,715
Hersha Hospitality Trust REIT	103,378	577,883
HFF Inc ‘A’	16,902	423,395
Highwoods Properties Inc REIT	45,973	1,623,307
Hilltop Holdings Inc *	31,687	586,209
Hingham Institution for Savings	620	43,344
Home Bancorp Inc *	3,384	61,115
Home BancShares Inc	23,160	703,369
Home Federal Bancorp Inc	7,656	96,312
Home Loan Servicing Solutions Ltd (Cayman)	36,287	798,677
HomeStreet Inc	6,437	124,234
HomeTrust Bancshares Inc *	10,864	179,256
Horace Mann Educators Corp	20,247	574,610
Horizon Bancorp	4,194	97,930
Horizon Technology Finance Corp	4,166	55,491
Hudson Pacific Properties Inc REIT	22,061	429,086
Hudson Valley Holding Corp	8,575	161,039
IBERIABANK Corp	15,168	786,764
ICG Group Inc *	19,438	275,825
Imperial Holdings Inc *	8,633	54,647
Independence Holding Co	4,134	59,034
Independent Bank Corp	11,725	418,582
Independent Bank Group Inc	1,740	62,640
Infinity Property & Casualty Corp	5,857	378,362
Inland Real Estate Corp REIT	43,718	447,235
International Bancshares Corp	27,302	590,542
Intervest Bancshares Corp *	8,323	66,001
INTL FCStone Inc *	7,202	147,281
Invesco Mortgage Capital Inc REIT	69,198	1,064,957
Investment Technology Group Inc *	19,159	301,179
Investors Bancorp Inc	22,496	492,212
Investors Real Estate Trust REIT	52,243	431,005
Investors Title Co	639	47,989
iStar Financial Inc REIT *	43,371	522,187
Janus Capital Group Inc	76,156	648,088
JAVELIN Mortgage Investment Corp REIT	6,841	80,929
JMP Group Inc	8,267	51,173
Kansas City Life Insurance Co	2,016	89,148
KCAP Financial Inc	14,503	130,237
KCG Holdings Inc ‘A’ *	36,545	316,845
Kearny Financial Corp *	7,417	75,802
Kennedy-Wilson Holdings Inc	28,674	532,189
Kite Realty Group Trust REIT	47,217	279,997
Ladenburg Thalmann Financial Services Inc *	52,892	95,735
Lakeland Bancorp Inc	17,356	195,255
Lakeland Financial Corp	8,421	274,946
LaSalle Hotel Properties REIT	48,797	1,391,690
LCNB Corp	2,829	55,420
Lexington Realty Trust REIT	86,359	969,812
LTC Properties Inc REIT	17,753	674,259
Macatawa Bank Corp *	11,149	59,982
Maiden Holdings Ltd (Bermuda)	25,486	300,990
Main Street Capital Corp	19,945	596,954
MainSource Financial Group Inc	10,422	158,310
Manning & Napier Inc	7,077	118,044
MarketAxess Holdings Inc	19,172	1,151,087
Marlin Business Services Corp	4,247	106,005
MB Financial Inc	28,022	791,341
MCG Capital Corp	37,068	186,823
Meadowbrook Insurance Group Inc	25,227	163,976
Medallion Financial Corp	9,615	143,071
Medical Properties Trust Inc REIT	82,660	1,005,972

	Shares	Value
Medley Capital Corp	20,033	$276,255
Mercantile Bank Corp	4,612	100,449
Merchants Bancshares Inc	2,837	82,131
Meridian Interstate Bancorp Inc *	4,275	93,152
Meta Financial Group Inc	2,874	109,212
Metro Bancorp Inc *	7,387	155,201
MetroCorp Bancshares Inc	8,413	115,763
MGIC Investment Corp *	165,711	1,206,376
Middleburg Financial Corp	2,921	56,317
MidSouth Bancorp Inc	4,457	69,084
MidWestOne Financial Group Inc	3,591	92,325
Monmouth Real Estate Investment Corp ‘A’ REIT	22,192	201,281
Montpelier Re Holdings Ltd (Bermuda)	22,428	584,249
MPG Office Trust Inc REIT *	30,448	95,302
MVC Capital Inc	11,407	148,975
NASB Financial Inc *	2,204	60,456
National Bank Holdings Corp ‘A’	26,673	547,863
National Bankshares Inc	3,736	134,085
National Health Investors Inc REIT	12,584	715,904
National Interstate Corp	3,511	97,641
National Penn Bancshares Inc	59,878	601,774
National Western Life Insurance Co ‘A’	1,117	225,377
NBT Bancorp Inc	22,448	515,855
Nelnet Inc ‘A’	11,667	448,596
New Mountain Finance Corp	18,499	266,571
New Residential Investment Corp REIT	129,441	856,899
New York Mortgage Trust Inc REIT	32,987	206,169
NewBridge Bancorp *	12,384	90,279
NewStar Financial Inc *	13,477	246,225
NGP Capital Resources Co	11,023	81,901
Nicholas Financial Inc (Canada)	5,527	90,035
Northfield Bancorp Inc	29,107	353,359
Northrim BanCorp Inc	3,330	80,253
NorthStar Realty Finance Corp REIT	122,662	1,138,303
Northwest Bancshares Inc	47,861	632,722
OceanFirst Financial Corp	7,200	121,752
OFG Bancorp	23,307	377,340
Old National Bancorp	51,827	735,943
OmniAmerican Bancorp Inc *	5,808	142,064
One Liberty Properties Inc REIT	6,067	123,039
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	11,422	168,589
Oppenheimer Holdings Inc ‘A’	5,201	92,422
Oritani Financial Corp	23,143	380,934
Pacific Continental Corp	9,530	124,938
Pacific Premier Bancorp Inc *	7,979	107,238
PacWest Bancorp	19,384	666,034
Palmetto Bancshares Inc *	1,803	23,511
Park National Corp	5,899	466,493
Park Sterling Corp	22,882	146,674
Parkway Properties Inc REIT	22,219	394,832
Peapack Gladstone Financial Corp	4,691	87,018
Pebblebrook Hotel Trust REIT	31,292	898,393
PennantPark Floating Rate Capital Ltd	7,053	97,190
PennantPark Investment Corp	34,324	386,488
Penns Woods Bancorp Inc	2,277	113,440
Pennsylvania REIT	34,704	648,965
PennyMac Financial Services Inc ‘A’ *	6,320	118,753
PennyMac Mortgage Investment Trust REIT	35,994	816,344
Peoples Bancorp Inc	5,646	117,888
PHH Corp *	29,118	691,261
Physicians Realty Trust REIT *	5,030	60,964
PICO Holdings Inc *	11,705	253,530
Pinnacle Financial Partners Inc *	17,909	533,867
Piper Jaffray Cos *	8,299	284,573
Platinum Underwriters Holdings Ltd (Bermuda)	14,955	893,262
Portfolio Recovery Associates Inc *	25,916	1,553,405
Potlatch Corp REIT	20,689	820,940

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Preferred Bank *	5,925	$105,406
Primerica Inc	29,082	1,173,168
PrivateBancorp Inc	33,169	709,817
Prospect Capital Corp	132,452	1,480,813
Prosperity Bancshares Inc	30,850	1,907,764
Provident Financial Holdings Inc	4,805	79,811
Provident Financial Services Inc	30,467	493,870
Provident New York Bancorp	22,397	243,903
PS Business Parks Inc REIT	9,311	694,787
Pzena Investment Management Inc ‘A’	5,737	38,897
Radian Group Inc	88,356	1,230,799
RAIT Financial Trust REIT	36,113	255,680
Ramco-Gershenson Properties Trust REIT	30,531	470,483
RCS Capital Corp ‘A’	653	10,918
Redwood Trust Inc REIT	41,926	825,523
Regional Management Corp *	2,721	86,528
Renasant Corp	15,655	425,346
Republic Bancorp Inc ‘A’	5,076	139,844
Resource America Inc ‘A’	6,463	51,898
Resource Capital Corp REIT	64,892	385,458
Retail Opportunity Investments Corp REIT	36,413	503,228
Rexford Industrial Realty Inc REIT *	7,688	103,865
RLI Corp	10,892	952,179
RLJ Lodging Trust REIT	63,217	1,484,967
Rockville Financial Inc	14,175	184,275
Roma Financial Corp *	3,819	70,995
Rouse Properties Inc REIT	11,647	239,695
Ryman Hospitality Properties Inc REIT	22,548	778,131
S&T Bancorp Inc	15,228	368,822
S.Y. Bancorp Inc	7,097	201,058
Sabra Health Care REIT Inc	19,091	439,284
Safeguard Scientifics Inc *	10,838	170,048
Safety Insurance Group Inc	6,576	348,331
Sandy Spring Bancorp Inc	12,768	296,984
Saul Centers Inc REIT	4,014	185,648
Seacoast Banking Corp of Florida *	39,071	84,784
Select Income REIT	10,854	280,033
Selective Insurance Group Inc	28,354	694,673
Sierra Bancorp	6,439	101,285
Silver Bay Realty Trust Corp REIT	7,891	123,573
Silvercrest Asset Management Group Inc ‘A’ *	2,429	33,107
Simmons First National Corp ‘A’	8,433	262,182
Solar Capital Ltd	23,171	513,701
Solar Senior Capital Ltd	6,159	111,355
Southside Bancshares Inc	9,307	249,614
Southwest Bancorp Inc *	10,207	151,166
Sovran Self Storage Inc REIT	16,060	1,215,421
STAG Industrial Inc REIT	21,418	430,930
State Auto Financial Corp	7,668	160,568
State Bank Financial Corp	16,568	262,934
StellarOne Corp	11,747	264,308
Stellus Capital Investment Corp	6,222	93,206
Sterling Bancorp	16,068	220,614
Sterling Financial Corp	17,319	496,189
Stewart Information Services Corp	10,859	347,379
Stifel Financial Corp *	32,481	1,338,867
Strategic Hotels & Resorts Inc REIT *	92,647	804,176
Suffolk Bancorp *	5,945	105,345
Summit Hotel Properties Inc REIT	39,887	366,562
Sun Bancorp Inc *	21,256	81,410
Sun Communities Inc REIT	18,300	779,946
Sunstone Hotel Investors Inc REIT	83,167	1,059,548
Susquehanna Bancshares Inc	95,354	1,196,693
SWS Group Inc *	14,862	82,930
Symetra Financial Corp	41,494	739,423
Taylor Capital Group Inc *	8,943	198,087
TCP Capital Corp	13,245	214,834
Tejon Ranch Co *	7,100	218,964
Terreno Realty Corp REIT	12,182	216,352

	Shares	Value
Territorial Bancorp Inc	5,193	$114,090
Texas Capital Bancshares Inc *	20,859	958,888
The Bancorp Inc *	17,003	301,293
The First Bancorp Inc	5,134	86,149
The First Marblehead Corp *	43,994	36,075
The First of Long Island Corp	4,137	160,722
The Geo Group Inc REIT	36,553	1,215,387
The Navigators Group Inc *	5,267	304,275
The Phoenix Cos Inc *	3,007	116,281
Third Point Reinsurance Ltd * (Bermuda)	12,592	182,458
THL Credit Inc	16,770	261,947
Thomas Properties Group Inc	15,753	105,860
TICC Capital Corp	27,213	265,327
Tompkins Financial Corp	7,123	329,225
Tower Group International Ltd (Bermuda)	29,614	207,298
TowneBank	13,644	196,746
Tree.com Inc	3,406	89,442
Triangle Capital Corp	14,197	416,966
TriCo Bancshares	8,369	190,646
Tristate Capital Holdings Inc *	2,916	37,587
TrustCo Bank Corp NY	49,110	292,696
Trustmark Corp	34,378	880,077
UMB Financial Corp	18,156	986,597
UMH Properties Inc REIT	7,876	78,209
Umpqua Holdings Corp	57,243	928,481
Union First Market Bankshares Corp	10,354	241,973
United Bankshares Inc	15,589	451,769
United Community Banks Inc *	22,041	330,615
United Community Financial Corp *	24,815	96,530
United Financial Bancorp Inc	10,264	165,969
United Fire Group Inc	10,500	319,935
Universal Health Realty Income Trust REIT	6,169	258,296
Universal Insurance Holdings Inc	13,647	96,211
Univest Corp of Pennsylvania	8,815	166,163
Urstadt Biddle Properties Inc ‘A’ REIT	13,000	258,440
Vantagesouth Bancshares Inc *	5,426	28,812
ViewPoint Financial Group Inc	20,346	420,552
Virginia Commerce Bancorp Inc *	14,076	218,600
Virtus Investment Partners Inc *	3,437	558,994
Walker & Dunlop Inc *	8,510	135,394
Walter Investment Management Corp *	18,838	744,855
Washington Banking Co	8,279	116,403
Washington REIT	33,947	857,841
Washington Trust Bancorp Inc	7,423	233,305
Waterstone Financial Inc *	3,980	40,397
Webster Financial Corp	46,119	1,177,418
WesBanco Inc	13,301	395,439
West Bancorp Inc	7,681	105,998
Westamerica Bancorp	13,807	686,760
Western Alliance Bancorp *	37,891	717,277
Western Asset Mortgage Capital Corp REIT	12,361	197,652
Westfield Financial Inc	9,549	67,416
Westwood Holdings Group Inc	3,590	172,500
WhiteHorse Finance Inc	3,629	54,798
Whitestone REIT	8,734	128,652
Wilshire Bancorp Inc	32,029	261,997
Winthrop Realty Trust REIT	15,196	169,435
Wintrust Financial Corp	18,923	777,168
WisdomTree Investments Inc *	51,309	595,697
World Acceptance Corp *	4,736	425,861
WSFS Financial Corp	4,018	242,085
Yadkin Financial Corp *	7,030	121,127
ZAIS Financial Corp REIT	2,907	50,436

		177,247,362

Health Care - 13.0%

Abaxis Inc	11,270	474,467
ABIOMED Inc *	19,918	379,836
Acadia Healthcare Co Inc *	18,099	713,644
ACADIA Pharmaceuticals Inc *	35,773	982,684

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Accelerate Diagnostics Inc *	5,469	$73,339
Accretive Health Inc *	30,143	274,904
Accuray Inc *	38,160	282,002
AcelRx Pharmaceuticals Inc *	11,900	128,163
Achillion Pharmaceuticals Inc *	49,644	149,925
Acorda Therapeutics Inc *	20,663	708,328
Addus HomeCare Corp *	2,722	78,856
Aegerion Pharmaceuticals Inc *	14,711	1,260,880
Affymetrix Inc *	36,592	226,870
Agios Pharmaceuticals Inc *	3,380	94,505
Air Methods Corp	19,857	845,908
Akorn Inc *	29,692	584,339
Albany Molecular Research Inc *	11,967	154,255
Align Technology Inc *	37,357	1,797,619
Alimera Sciences Inc *	8,282	31,140
Alliance HealthCare Services Inc *	2,474	68,505
Almost Family Inc	4,224	82,072
Alnylam Pharmaceuticals Inc *	29,664	1,898,793
Alphatec Holdings Inc *	30,942	60,956
AMAG Pharmaceuticals Inc *	11,064	237,655
Amedisys Inc *	16,195	278,878
Amicus Therapeutics Inc *	15,261	35,406
AMN Healthcare Services Inc *	23,690	325,974
Ampio Pharmaceuticals Inc *	14,416	108,120
AmSurg Corp *	16,321	647,944
Anacor Pharmaceuticals Inc *	12,983	137,879
Analogic Corp	6,230	514,847
AngioDynamics Inc *	12,629	166,703
Anika Therapeutics Inc *	6,117	146,563
Antares Pharma Inc *	57,899	235,070
Aratana Therapeutics Inc *	2,973	48,579
Arena Pharmaceuticals Inc *	111,054	585,255
ArQule Inc *	31,086	72,430
Array BioPharma Inc *	60,026	373,362
ArthroCare Corp *	14,375	511,462
Astex Pharmaceuticals Inc *	48,196	408,702
athenahealth Inc *	18,760	2,036,586
AtriCure Inc *	10,946	120,187
Atrion Corp	791	204,695
Auxilium Pharmaceuticals Inc *	25,105	457,664
AVANIR Pharmaceuticals Inc ‘A’ *	74,613	316,359
AVEO Pharmaceuticals Inc *	27,735	57,411
Bio-Reference Labs Inc *	12,579	375,861
BioDelivery Sciences International Inc *	15,498	84,154
Biolase Inc *	15,863	30,298
BioScrip Inc *	30,004	263,435
Biotime Inc *	18,850	71,630
Bluebird Bio Inc *	3,336	89,939
Cadence Pharmaceuticals Inc *	31,862	201,049
Cambrex Corp *	15,488	204,442
Cantel Medical Corp	16,708	532,150
Capital Senior Living Corp *	14,743	311,814
Cardiovascular Systems Inc *	10,722	214,976
Cell Therapeutics Inc *	56,604	92,831
Celldex Therapeutics Inc *	41,274	1,462,338
Cellular Dynamics International Inc *	1,832	33,727
Cempra Inc *	9,562	109,963
Centene Corp *	27,796	1,777,832
Cepheid Inc *	34,248	1,337,042
Cerus Corp *	35,967	241,339
Chelsea Therapeutics International Ltd *	34,781	104,691
Chemed Corp	9,622	687,973
ChemoCentryx Inc *	12,071	67,115
Chimerix Inc *	4,214	92,624
Chindex International Inc *	6,172	105,233
Clovis Oncology Inc *	8,143	494,932
Computer Programs & Systems Inc	5,706	333,801
Conatus Pharmaceuticals Inc *	1,581	15,889
CONMED Corp	14,115	479,769
Corcept Therapeutics Inc *	27,575	43,844

	Shares	Value
Cornerstone Therapeutics Inc *	4,748	$44,679
Coronado Biosciences Inc *	13,286	93,268
Corvel Corp *	5,881	217,421
Cross Country Healthcare Inc *	13,764	83,410
CryoLife Inc	14,222	99,554
Curis Inc *	41,847	186,638
Cutera Inc *	6,883	61,259
Cyberonics Inc *	14,100	715,434
Cynosure Inc ‘A’ *	9,799	223,515
Cytokinetics Inc *	13,547	102,822
Cytori Therapeutics Inc *	31,917	74,367
Dendreon Corp *	81,028	237,412
Depomed Inc *	28,878	216,007
Derma Sciences Inc *	7,230	89,507
DexCom Inc *	36,101	1,019,131
Durata Therapeutics Inc *	6,921	62,566
Dyax Corp *	55,962	383,899
Dynavax Technologies Corp *	95,661	114,793
Emergent Biosolutions Inc *	14,042	267,500
Emeritus Corp *	20,707	383,701
Enanta Pharmaceuticals Inc *	1,777	40,729
Endocyte Inc *	15,697	209,241
Endologix Inc *	32,041	516,821
Enzon Pharmaceuticals Inc	20,917	35,141
Epizyme Inc *	3,044	122,156
Esperion Therapeutics Inc *	2,098	39,568
Exact Sciences Corp *	36,185	427,345
Exactech Inc *	4,727	95,249
ExamWorks Group Inc *	15,410	400,506
Exelixis Inc *	93,552	544,473
Fibrocell Science Inc *	8,198	35,907
Five Star Quality Care Inc *	21,861	113,021
Fluidigm Corp *	13,092	287,238
Furiex Pharmaceuticals Inc *	3,410	150,006
Galena Biopharma Inc *	50,710	115,112
GenMark Diagnostics Inc *	18,246	221,689
Genomic Health Inc *	8,580	262,376
Gentiva Health Services Inc *	16,228	195,385
Geron Corp *	66,187	221,726
Globus Medical Inc ‘A’ *	27,841	486,104
Greatbatch Inc *	12,157	413,703
Greenway Medical Technologies Inc *	7,107	146,760
GTx Inc *	14,177	28,496
Haemonetics Corp *	26,070	1,039,672
Halozyme Therapeutics Inc *	45,251	499,571
Hanger Inc *	17,676	596,742
Harvard Bioscience Inc *	13,129	69,059
HealthSouth Corp	44,483	1,533,774
HealthStream Inc *	10,251	388,308
Healthways Inc *	17,599	325,757
HeartWare International Inc *	8,331	609,913
Hi-Tech Pharmacal Co Inc	5,704	246,128
HMS Holdings Corp *	44,761	962,809
Horizon Pharma Inc *	26,652	90,084
Hyperion Therapeutics Inc *	4,381	114,476
ICU Medical Inc *	6,581	447,047
Idenix Pharmaceuticals Inc *	51,329	267,424
ImmunoGen Inc *	43,093	733,443
Immunomedics Inc *	37,764	233,759
Impax Laboratories Inc *	34,901	715,820
Infinity Pharmaceuticals Inc *	24,368	425,222
Insmed Inc *	17,829	278,311
Insulet Corp *	27,269	988,229
Insys Therapeutics Inc *	2,613	91,429
Integra LifeSciences Holdings Corp *	10,149	408,497
Intercept Pharmaceuticals Inc *	3,620	249,889
InterMune Inc *	41,628	639,822
Intrexon Corp *	5,723	135,578
Invacare Corp	16,427	283,694
IPC The Hospitalist Co Inc *	8,541	435,676

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Ironwood Pharmaceuticals Inc ‘A’ *	47,390	$561,571
Isis Pharmaceuticals Inc *	57,326	2,152,018
KaloBios Pharmaceuticals Inc *	4,352	19,671
Keryx Biopharmaceuticals Inc *	41,655	420,715
Kindred Healthcare Inc	27,750	372,682
KYTHERA Biopharmaceuticals Inc *	5,173	236,406
Landauer Inc	4,873	249,741
Lannett Co Inc *	8,459	184,575
Lexicon Pharmaceuticals Inc *	116,586	276,309
LHC Group Inc *	6,173	144,819
Ligand Pharmaceuticals Inc ‘B’ *	9,156	396,272
Luminex Corp *	19,166	383,320
Magellan Health Services Inc *	13,799	827,388
MAKO Surgical Corp *	21,456	633,167
MannKind Corp *	75,776	431,923
Masimo Corp	24,850	662,004
MedAssets Inc *	31,071	789,825
Medical Action Industries Inc *	6,800	45,152
Medidata Solutions Inc *	13,582	1,343,667
MEI Pharma Inc *	4,781	54,217
Merge Healthcare Inc *	34,288	89,492
Meridian Bioscience Inc	21,133	499,795
Merit Medical Systems Inc *	21,882	265,429
Merrimack Pharmaceuticals Inc *	49,305	187,359
MiMedx Group Inc *	43,373	180,865
Molina Healthcare Inc *	14,433	513,815
Momenta Pharmaceuticals Inc *	24,249	348,943
MWI Veterinary Supply Inc *	6,529	975,171
Nanosphere Inc *	26,639	53,278
National Healthcare Corp	5,545	262,112
National Research Corp ‘A’ *	4,350	81,910
National Research Corp ‘B’	725	21,648
Natus Medical Inc *	15,651	221,931
Navidea Biopharmaceuticals Inc *	61,676	163,441
Nektar Therapeutics *	58,933	615,850
Neogen Corp *	12,188	740,055
NeoGenomics Inc *	16,115	48,345
Neurocrine Biosciences Inc *	34,289	388,151
NewLink Genetics Corp *	8,697	163,330
Novavax Inc *	69,514	219,664
NPS Pharmaceuticals Inc *	51,216	1,629,181
NuVasive Inc *	22,540	552,005
NxStage Medical Inc *	30,719	404,262
Omeros Corp *	15,051	146,747
Omnicell Inc *	17,644	417,810
OncoGenex Pharmaceutical Inc *	7,772	72,046
OncoMed Pharmaceuticals Inc *	2,227	34,095
Onconova Therapeutics Inc *	2,885	76,366
Opko Health Inc *	96,379	849,099
Optimer Pharmaceuticals Inc *	25,017	315,214
OraSure Technologies Inc *	28,625	172,036
Orexigen Therapeutics Inc *	48,723	299,159
Orthofix International NV * (Netherlands)	9,960	207,766
Osiris Therapeutics Inc *	8,596	143,037
OvaScience Inc *	4,343	43,039
Owens & Minor Inc	32,283	1,116,669
Pacific Biosciences of California Inc *	23,876	132,034
Pacira Pharmaceuticals Inc *	14,060	676,145
PAREXEL International Corp *	29,032	1,458,277
PDL BioPharma Inc	71,903	573,067
Peregrine Pharmaceuticals Inc *	77,325	109,028
Pernix Therapeutics Holdings *	7,506	20,491
PharMerica Corp *	15,283	202,805
PhotoMedex Inc *	7,238	115,084
Portola Pharmaceuticals Inc *	5,042	134,873
POZEN Inc *	13,872	79,487
Progenics Pharmaceuticals Inc *	30,370	152,761
Prothena Corp PLC * (Ireland)	6,024	121,866
PTC Therapeutics Inc *	4,678	100,390
Puma Biotechnology Inc *	11,301	606,412

	Shares	Value
Quality Systems Inc	20,319	$441,532
Questcor Pharmaceuticals Inc	26,499	1,536,942
Quidel Corp *	14,294	405,950
Raptor Pharmaceutical Corp *	30,576	456,805
Receptos Inc *	2,934	76,196
Regulus Therapeutics Inc *	5,276	49,753
Repligen Corp *	16,205	179,713
Repros Therapeutics Inc *	11,682	313,078
Rigel Pharmaceuticals Inc *	44,313	158,641
Rochester Medical Corp *	5,466	109,101
Rockwell Medical Inc *	20,053	228,805
RTI Surgical Inc *	28,890	108,049
Sagent Pharmaceuticals Inc *	9,404	191,842
Sangamo Biosciences Inc *	30,774	322,512
Santarus Inc *	28,284	638,370
Sarepta Therapeutics Inc *	17,109	808,058
SciClone Pharmaceuticals Inc *	27,866	141,281
Select Medical Holdings Corp	24,164	195,003
Sequenom Inc *	59,303	158,339
SIGA Technologies Inc *	18,739	71,958
Skilled Healthcare Group Inc ‘A’ *	10,605	46,238
Solta Medical Inc *	35,967	74,811
Spectranetics Corp *	20,774	348,588
Spectrum Pharmaceuticals Inc	32,346	271,383
Staar Surgical Co *	18,950	256,583
Stemline Therapeutics Inc *	4,680	211,957
STERIS Corp	30,098	1,293,010
Sucampo Pharmaceuticals Inc ‘A’ *	6,902	43,068
Sunesis Pharmaceuticals Inc *	16,842	83,536
Supernus Pharmaceuticals Inc *	7,760	56,881
SurModics Inc *	7,371	175,282
Symmetry Medical Inc *	19,196	156,639
Synageva BioPharma Corp *	8,763	554,786
Synergy Pharmaceuticals Inc *	41,488	189,600
Synta Pharmaceuticals Corp *	20,732	130,819
Targacept Inc *	14,368	76,294
Team Health Holdings Inc *	35,065	1,330,366
TearLab Corp *	14,963	165,491
TESARO Inc *	6,873	266,260
Tetraphase Pharmaceuticals Inc *	5,844	66,505
TG Therapeutics Inc *	7,548	38,419
The Ensign Group Inc	9,903	407,112
The Medicines Co *	32,268	1,081,623
The Providence Service Corp *	5,407	155,127
TherapeuticsMD Inc *	38,986	114,229
Thoratec Corp *	29,269	1,091,441
Threshold Pharmaceuticals Inc *	24,662	114,678
Tornier NV * (Netherlands)	13,376	258,558
Triple-S Management Corp ‘B’ *	12,056	221,710
U.S. Physical Therapy Inc	6,266	194,747
Unilife Corp *	48,820	162,082
Universal American Corp	19,818	151,013
USMD Holdings Inc *	456	12,089
Utah Medical Products Inc	1,683	100,038
Vanda Pharmaceuticals Inc *	17,155	188,190
Vanguard Health Systems Inc *	17,241	362,233
Vascular Solutions Inc *	8,522	143,170
Verastem Inc *	8,644	107,531
Vical Inc *	40,063	50,079
ViroPharma Inc *	33,311	1,309,122
Vivus Inc *	51,306	478,172
Vocera Communications Inc *	10,781	200,527
Volcano Corp *	27,789	664,713
WellCare Health Plans Inc *	22,193	1,547,740
West Pharmaceutical Services Inc	35,488	1,460,331
Wright Medical Group Inc *	20,580	536,726
XenoPort Inc *	22,586	128,288
XOMA Corp *	35,271	158,014
Zeltiq Aesthetics Inc *	9,068	82,247

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
ZIOPHARM Oncology Inc *	34,285	$135,426
Zogenix Inc *	36,907	68,647

		103,137,504

Industrials - 14.4%

AAON Inc	14,328	380,552
AAR Corp	20,271	554,006
ABM Industries Inc	27,842	741,154
Acacia Research Corp	25,084	578,437
ACCO Brands Corp *	57,779	383,653
Accuride Corp *	20,499	105,365
Aceto Corp	14,133	220,757
Acorn Energy Inc	9,317	54,970
Actuant Corp ‘A’	37,389	1,452,189
Acuity Brands Inc	21,882	2,013,582
Aegion Corp *	19,934	473,034
Aerovironment Inc *	9,535	220,259
Air Transport Services Group Inc *	26,672	199,773
Aircastle Ltd (Bermuda)	34,930	608,131
Alamo Group Inc	3,632	177,641
Albany International Corp ‘A’	14,237	510,681
Allegiant Travel Co	7,667	807,795
Altra Holdings Inc	13,874	373,349
Ameresco Inc ‘A’ *	10,273	102,935
American Railcar Industries Inc	4,795	188,108
American Science & Engineering Inc	4,186	252,458
American Superconductor Corp *	24,474	57,269
American Woodmark Corp *	5,076	175,883
Ampco-Pittsburgh Corp	4,316	77,343
API Technologies Corp *	16,699	48,928
Apogee Enterprises Inc	14,656	434,990
Applied Industrial Technologies Inc	21,516	1,108,074
ARC Document Solutions Inc *	19,189	88,078
Argan Inc	6,858	150,670
Arkansas Best Corp	13,069	335,481
Astec Industries Inc	10,463	376,249
Astronics Corp *	6,393	317,796
Atlas Air Worldwide Holdings Inc *	13,155	606,577
AZZ Inc	12,978	543,259
Barnes Group Inc	27,449	958,519
Barrett Business Services Inc	3,579	240,902
Beacon Roofing Supply Inc *	24,850	916,220
Blount International Inc *	25,218	305,390
BlueLinx Holdings Inc *	17,211	33,561
Brady Corp ‘A’	23,542	718,031
Briggs & Stratton Corp	24,570	494,348
Builders FirstSource Inc *	22,932	134,840
CAI International Inc *	8,780	204,311
Capstone Turbine Corp *	157,288	185,600
Casella Waste Systems Inc ‘A’ *	19,932	114,609
CBIZ Inc *	19,578	145,660
CDI Corp	7,080	108,395
Ceco Environmental Corp	8,510	119,821
Celadon Group Inc	10,324	192,749
Cenveo Inc *	28,594	84,352
Chart Industries Inc *	15,489	1,905,767
CIRCOR International Inc	8,959	557,071
CLARCOR Inc	25,377	1,409,185
Coleman Cable Inc	4,603	97,169
Columbus McKinnon Corp *	9,934	238,714
Comfort Systems USA Inc	19,105	321,155
Commercial Vehicle Group Inc *	12,269	97,661
Compx International Inc	349	4,530
Consolidated Graphics Inc *	3,735	209,384
Costa Inc *	4,965	94,434
Courier Corp	5,413	85,634
CRA International Inc *	5,161	96,098
Cubic Corp	10,105	542,436
Curtiss-Wright Corp	23,908	1,122,720
Deluxe Corp	25,987	1,082,618

	Shares	Value
DigitalGlobe Inc *	38,073	$1,203,868
Douglas Dynamics Inc	11,553	170,176
Ducommun Inc *	5,358	153,667
DXP Enterprises Inc *	4,817	380,398
Dycom Industries Inc *	16,864	472,023
Dynamic Materials Corp	7,041	163,210
Echo Global Logistics Inc *	9,065	189,821
Edgen Group Inc *	8,038	61,089
EMCOR Group Inc	34,253	1,340,320
Encore Wire Corp	10,517	414,790
Energy Recovery Inc *	22,509	163,190
EnerNOC Inc *	13,532	202,845
EnerSys	24,584	1,490,528
Engility Holdings Inc *	8,799	279,192
Ennis Inc	13,517	243,847
Enphase Energy Inc *	8,048	65,511
EnPro Industries Inc *	10,651	641,297
Erickson Air-Crane Inc *	1,980	31,007
ESCO Technologies Inc	13,456	447,143
Esterline Technologies Corp *	15,980	1,276,642
Exponent Inc	6,712	482,190
Federal Signal Corp *	31,839	409,768
Flow International Corp *	24,814	99,008
Forward Air Corp	15,382	620,664
Franklin Covey Co *	4,744	85,155
Franklin Electric Co Inc	24,188	953,007
FreightCar America Inc	6,162	127,430
FTI Consulting Inc *	20,551	776,828
FuelCell Energy Inc *	81,514	105,153
Furmanite Corp *	19,065	188,744
G&K Services Inc ‘A’	9,972	602,209
GenCorp Inc *	30,882	495,038
Generac Holdings Inc	26,326	1,122,541
General Cable Corp	25,349	804,831
Gibraltar Industries Inc *	15,800	225,308
Global Brass & Copper Holdings Inc *	3,932	68,967
Global Power Equipment Group Inc	8,779	176,546
GP Strategies Corp *	7,486	196,283
GrafTech International Ltd *	59,518	502,927
Graham Corp	5,161	186,467
Granite Construction Inc	19,764	604,778
Great Lakes Dredge & Dock Co	30,644	227,378
Griffon Corp	22,771	285,548
H&E Equipment Services Inc *	15,152	402,437
Hardinge Inc	5,944	91,835
Hawaiian Holdings Inc *	26,760	199,094
Healthcare Services Group Inc	34,944	900,157
Heartland Express Inc	23,588	334,714
HEICO Corp	27,119	1,837,041
Heidrick & Struggles International Inc	9,238	176,076
Heritage-Crystal Clean Inc *	4,437	79,955
Herman Miller Inc	29,861	871,344
HNI Corp	23,167	838,182
Houston Wire & Cable Co	9,222	124,220
Hub Group Inc ‘A’ *	18,853	739,603
Hurco Cos Inc	3,315	85,726
Huron Consulting Group Inc *	11,864	624,165
Hyster-Yale Materials Handling Inc	5,367	481,259
ICF International Inc *	10,018	354,737
II-VI Inc *	26,002	489,358
InnerWorkings Inc *	22,811	224,004
Innovative Solutions & Support Inc	5,923	47,147
Insperity Inc	11,438	430,069
Insteel Industries Inc	9,346	150,471
Interface Inc	30,233	599,823
International Shipholding Corp	2,851	78,231
Intersections Inc	4,950	43,412
JetBlue Airways Corp *	118,775	791,042
John Bean Technologies Corp	14,745	366,856
Kadant Inc	5,760	193,478

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Kaman Corp	13,773	$521,446
Kaydon Corp	16,424	583,380
Kelly Services Inc ‘A’	13,621	265,201
Kforce Inc	13,779	243,751
Kimball International Inc ‘B’	16,760	185,868
Knight Transportation Inc	29,878	493,585
Knoll Inc	24,775	419,689
Korn/Ferry International *	24,820	531,148
Kratos Defense & Security Solutions Inc *	22,595	187,087
Layne Christensen Co *	10,171	203,013
LB Foster Co ‘A’	5,237	239,540
Lindsay Corp	6,557	535,182
LMI Aerospace Inc *	5,403	72,184
LSI Industries Inc	11,314	95,490
Lydall Inc *	8,774	150,650
Manitex International Inc *	5,822	63,634
Marten Transport Ltd	12,064	206,898
MasTec Inc *	30,357	919,817
Matson Inc	21,752	570,555
McGrath RentCorp	12,855	458,924
Meritor Inc *	50,122	393,959
Michael Baker Corp	4,419	178,837
Miller Industries Inc	5,742	97,499
Mine Safety Appliances Co	14,454	745,971
Mistras Group Inc *	8,276	140,692
Mobile Mini Inc *	19,578	666,827
Moog Inc ‘A’ *	23,143	1,357,800
Mueller Industries Inc	14,350	798,865
Mueller Water Products Inc ‘A’	80,656	644,441
Multi-Color Corp	6,229	211,350
MYR Group Inc *	10,797	262,367
National Presto Industries Inc	2,475	174,265
National Technical Systems Inc *	3,325	75,976
Navigant Consulting Inc *	25,903	400,460
NCI Building Systems Inc *	10,568	134,636
NL Industries Inc	3,772	42,812
NN Inc	8,832	137,426
Nortek Inc *	4,610	316,753
Northwest Pipe Co *	4,767	156,739
Odyssey Marine Exploration Inc *	40,725	122,582
Omega Flex Inc	1,420	26,824
On Assignment Inc *	23,361	770,913
Orbital Sciences Corp *	30,613	648,383
Orion Marine Group Inc *	14,026	146,011
Pacer International Inc *	17,886	110,714
Park-Ohio Holdings Corp *	4,426	170,047
Patrick Industries Inc *	3,376	101,449
Patriot Transportation Holding Inc *	3,400	115,022
Pendrell Corp *	83,752	162,479
Performant Financial Corp *	11,404	124,532
PGT Inc *	17,089	169,352
Pike Electric Corp	13,460	152,367
Ply Gem Holdings Inc *	8,206	114,720
PMFG Inc *	10,806	79,964
Polypore International Inc *	23,819	975,864
Powell Industries Inc *	4,731	289,963
Power Solutions International Inc *	1,048	61,958
PowerSecure International Inc *	10,995	176,470
Preformed Line Products Co	1,322	95,091
Primoris Services Corp	17,996	458,358
Proto Labs Inc *	8,723	666,350
Quad/Graphics Inc	12,708	385,815
Quality Distribution Inc *	10,900	100,716
Quanex Building Products Corp	18,837	354,701
Raven Industries Inc	18,532	606,182
RBC Bearings Inc *	11,736	773,285
Republic Airways Holdings Inc *	24,964	297,072
Resources Connection Inc	20,745	281,510
Revolution Lighting Technologies Inc *	15,871	40,630
Rexnord Corp *	15,521	322,837

	Shares	Value
Roadrunner Transportation Systems Inc *	9,498	$268,224
RPX Corp *	16,664	292,120
Rush Enterprises Inc ‘A’ *	17,641	467,663
Saia Inc *	12,355	385,229
Schawk Inc	6,757	100,274
Simpson Manufacturing Co Inc	20,692	673,938
SkyWest Inc	26,424	383,676
Sparton Corp *	5,108	130,254
Spirit Airlines Inc *	30,825	1,056,373
Standard Parking Corp *	7,909	212,673
Standex International Corp	6,465	384,021
Steelcase Inc ‘A’	42,972	714,195
Sterling Construction Co Inc *	8,465	78,301
Sun Hydraulics Corp	10,971	397,699
Swift Transportation Co *	42,842	864,980
Swisher Hygiene Inc *	56,874	34,494
TAL International Group Inc	17,285	807,728
Taser International Inc *	26,152	389,926
Team Inc *	10,476	416,421
Tecumseh Products Co ‘A’ *	8,971	80,290
Teledyne Technologies Inc *	19,089	1,621,229
Tennant Co	9,399	582,738
Tetra Tech Inc *	33,101	856,985
Textainer Group Holdings Ltd (Bermuda)	10,826	409,981
The Advisory Board Co *	18,122	1,077,897
The Brink’s Co	24,446	691,822
The Corporate Executive Board Co	17,155	1,245,796
The ExOne Co *	3,335	142,071
The Gorman-Rupp Co	7,697	308,804
The Greenbrier Cos Inc *	12,558	310,559
The KEYW Holding Corp *	16,442	221,145
The Middleby Corp *	9,604	2,006,372
Thermon Group Holdings Inc *	13,928	321,876
Titan International Inc	27,224	398,559
Titan Machinery Inc *	8,722	140,163
TMS International Corp ‘A’	7,151	124,713
TRC Cos Inc *	8,562	63,359
Trex Co Inc *	8,759	433,833
TriMas Corp *	22,866	852,902
TrueBlue Inc *	20,752	498,256
Tutor Perini Corp *	18,860	402,095
Twin Disc Inc	4,299	112,333
Ultrapetrol Bahamas Ltd * (Bahamas)	9,627	36,005
UniFirst Corp	7,469	779,913
United Stationers Inc	20,679	899,537
Universal Forest Products Inc	10,089	424,747
Universal Truckload Services Inc	2,800	74,648
US Airways Group Inc *	98,079	1,859,578
US Ecology Inc	9,488	285,873
USG Corp *	39,142	1,118,678
UTi Worldwide Inc (United Kingdom)	46,273	699,185
Viad Corp	10,460	260,977
Vicor Corp *	8,950	73,211
VSE Corp	2,074	97,374
Wabash National Corp *	34,886	406,771
WageWorks Inc *	12,752	643,338
Watsco Inc	13,134	1,238,142
Watts Water Technologies Inc ‘A’	14,573	821,480
Werner Enterprises Inc	23,253	542,493
Wesco Aircraft Holdings Inc *	20,939	438,253
West Corp	10,746	238,239
Woodward Inc	35,096	1,432,970
Xerium Technologies Inc *	5,285	61,253
XPO Logistics Inc *	14,964	324,270
YRC Worldwide Inc *	5,530	93,346

		114,432,204

Information Technology - 18.1%

Accelrys Inc *	28,618	282,173
ACI Worldwide Inc *	20,343	1,099,743
Actuate Corp *	24,105	177,172

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Acxiom Corp *	37,738	$1,071,382
ADTRAN Inc	30,243	805,674
Advanced Energy Industries Inc *	19,954	349,594
Advent Software Inc	16,649	528,606
Aeroflex Holding Corp *	10,031	70,618
Agilysys Inc *	7,209	85,931
Alliance Fiber Optic Products Inc	5,952	121,837
Alpha & Omega Semiconductor Ltd * (Bermuda)	8,657	72,805
Ambarella Inc * (Cayman)	9,440	184,269
American Software Inc ‘A’	12,579	107,425
Amkor Technology Inc *	34,044	146,049
ANADIGICS Inc *	42,108	82,953
Anaren Inc *	5,990	152,745
Angie’s List Inc *	21,528	484,380
Anixter International Inc *	13,829	1,212,250
Applied Micro Circuits Corp *	37,348	481,789
ARRIS Group Inc *	59,482	1,014,763
Aruba Networks Inc *	58,157	967,733
Aspen Technology Inc *	47,860	1,653,563
ATMI Inc *	16,244	430,791
Audience Inc *	4,825	54,233
AVG Technologies NV * (Netherlands)	12,313	294,773
Aviat Networks Inc *	31,011	80,008
Avid Technology Inc *	16,170	97,020
Axcelis Technologies Inc *	55,650	117,422
Badger Meter Inc	7,380	343,170
Bankrate Inc *	23,734	488,208
Bazaarvoice Inc *	24,698	224,258
Bel Fuse Inc ‘B’	5,008	87,340
Belden Inc	22,468	1,439,075
Benchmark Electronics Inc *	27,686	633,733
Black Box Corp	8,247	252,688
Blackbaud Inc	23,302	909,710
Blackhawk Network Holdings Inc *	5,768	138,605
Blucora Inc *	21,040	483,499
Bottomline Technologies Inc *	19,285	537,666
Brightcove Inc *	14,483	162,934
BroadSoft Inc *	14,304	515,373
Brooks Automation Inc	33,822	314,883
Cabot Microelectronics Corp *	11,847	456,346
CACI International Inc ‘A’ *	11,753	812,250
CalAmp Corp *	18,058	318,363
Calix Inc *	20,537	261,436
Callidus Software Inc *	19,111	175,248
Carbonite Inc *	6,251	93,765
Cardtronics Inc *	22,891	849,256
Cass Information Systems Inc	5,291	282,381
Cavium Inc *	26,211	1,079,893
Ceva Inc *	11,403	196,702
ChannelAdvisor Corp *	3,027	110,879
Checkpoint Systems Inc *	21,105	352,454
CIBER Inc *	38,027	125,489
Ciena Corp *	51,832	1,294,763
Cirrus Logic Inc *	32,359	733,902
Cognex Corp	44,387	1,391,976
Coherent Inc	12,410	762,595
Cohu Inc	12,665	138,175
CommVault Systems Inc *	23,746	2,085,611
Computer Task Group Inc	7,850	126,856
comScore Inc *	18,189	526,935
Comtech Telecommunications Corp	8,588	208,860
Comverse Inc *	11,411	364,581
Constant Contact Inc *	15,794	374,160
Control4 Corp *	2,115	36,632
Convergys Corp	53,592	1,004,850
Cornerstone OnDemand Inc *	20,606	1,059,973
CoStar Group Inc *	14,576	2,447,310
Cray Inc *	20,205	486,334
CSG Systems International Inc	17,238	431,812

	Shares	Value
CTS Corp	17,281	$272,521
Cvent Inc *	3,191	112,227
Cyan Inc *	4,027	40,471
Cypress Semiconductor Corp *	75,088	701,322
Daktronics Inc	18,910	211,603
Datalink Corp *	9,525	128,778
Dealertrack Technologies Inc *	22,204	951,219
Demand Media Inc *	18,203	115,043
Demandware Inc *	8,249	382,176
Dice Holdings Inc *	20,650	175,732
Digi International Inc *	13,357	133,704
Digimarc Corp	3,194	64,519
Digital River Inc *	18,084	323,161
Diodes Inc *	18,275	447,738
DSP Group Inc *	10,533	74,258
DTS Inc *	9,285	194,985
E2open Inc *	7,479	167,530
EarthLink Inc	52,859	261,652
Ebix Inc	15,984	158,881
eGain Corp *	6,549	98,824
Electro Rent Corp	9,742	176,720
Electro Scientific Industries Inc	12,083	141,492
Electronics for Imaging Inc *	23,691	750,531
Ellie Mae Inc *	13,396	428,806
Emulex Corp *	46,726	362,594
Entegris Inc *	71,123	721,898
Entropic Communications Inc *	46,131	202,054
Envestnet Inc *	11,522	357,182
EPAM Systems Inc *	11,127	383,882
Epiq Systems Inc	16,201	214,177
ePlus Inc	1,899	98,140
Euronet Worldwide Inc *	25,439	1,012,472
EVERTEC Inc	15,191	337,392
Exar Corp *	19,706	264,257
ExlService Holdings Inc *	16,619	473,309
Extreme Networks Inc *	47,924	250,163
Fabrinet * (Cayman)	14,479	243,826
Fair Isaac Corp	18,305	1,011,900
FARO Technologies Inc *	8,782	370,337
FEI Co	21,322	1,872,072
Finisar Corp *	47,698	1,079,406
FleetMatics Group PLC * (Ireland)	8,390	315,045
FormFactor Inc *	27,774	190,530
Forrester Research Inc	6,457	237,359
Fusion-io Inc *	38,779	519,251
Gerber Scientific Inc Escrow Shares * +	9,525	-
Gigamon Inc *	3,878	149,846
Global Cash Access Holdings Inc *	34,123	266,501
Global Eagle Entertainment Inc *	10,765	100,545
Globecomm Systems Inc *	12,167	170,703
Glu Mobile Inc *	32,050	89,420
Gogo Inc *	5,491	97,575
GSI Group Inc * (Canada)	15,472	147,603
GSI Technology Inc *	10,431	73,330
GT Advanced Technologies Inc *	60,916	518,395
Guidance Software Inc *	8,887	80,605
Guidewire Software Inc *	21,421	1,009,143
Harmonic Inc *	52,104	400,680
Heartland Payment Systems Inc	18,534	736,171
Higher One Holdings Inc *	16,019	122,866
Hittite Microwave Corp *	16,096	1,051,874
Hutchinson Technology Inc *	11,891	41,381
iGate Corp *	17,744	492,573
Imation Corp *	17,454	71,561
Immersion Corp *	14,359	189,395
Imperva Inc *	10,285	432,176
Infinera Corp *	59,146	668,941
Infoblox Inc *	25,570	1,069,337
Inphi Corp *	13,423	180,271
Insight Enterprises Inc *	22,133	418,756

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Integrated Device Technology Inc *	67,294	$633,909
Integrated Silicon Solution Inc *	14,490	157,796
Interactive Intelligence Group Inc *	7,900	501,571
InterDigital Inc	21,005	784,117
Intermolecular Inc *	8,569	47,215
Internap Network Services Corp *	27,361	190,159
International Rectifier Corp *	35,439	877,824
Intersil Corp ‘A’	64,904	728,872
IntraLinks Holdings Inc *	19,759	173,879
InvenSense Inc *	28,941	509,940
Itron Inc *	20,138	862,511
Ixia *	28,765	450,748
IXYS Corp	12,331	118,994
j2 Global Inc	23,448	1,161,145
Jive Software Inc *	20,364	254,550
Kemet Corp *	23,287	97,340
Kopin Corp *	34,331	138,354
KVH Industries Inc *	7,989	110,248
Lattice Semiconductor Corp *	59,528	265,495
Limelight Networks Inc *	28,438	54,885
Lionbridge Technologies Inc *	30,154	111,268
Liquidity Services Inc *	12,645	424,366
Littelfuse Inc	11,277	882,087
LivePerson Inc *	28,318	267,322
LogMeIn Inc *	12,500	388,125
LTX-Credence Corp *	24,111	158,650
Luxoft Holding Inc * (United Kingdom)	2,191	57,996
M/A-COM Technology Solutions Holdings Inc *	5,193	88,385
Manhattan Associates Inc *	9,943	949,059
ManTech International Corp ‘A’	12,079	347,392
Marchex Inc ‘B’	11,846	86,239
Marin Software Inc *	4,764	59,788
Marketo Inc *	3,575	113,971
MAXIMUS Inc	34,890	1,571,446
MaxLinear Inc ‘A’ *	11,751	97,416
Maxwell Technologies Inc *	14,878	135,092
Measurement Specialties Inc *	7,873	427,032
Mentor Graphics Corp	48,713	1,138,423
Mercury Systems Inc *	16,626	166,094
Mesa Laboratories Inc	1,329	89,854
Methode Electronics Inc	18,917	529,676
Micrel Inc	24,008	218,713
Microsemi Corp *	47,456	1,150,808
MicroStrategy Inc ‘A’ *	4,610	478,334
Millennial Media Inc *	18,026	127,444
Mindspeed Technologies Inc *	22,338	67,908
Mitek Systems Inc *	12,440	64,439
MKS Instruments Inc	26,995	717,797
Model N Inc *	4,047	40,065
ModusLink Global Solutions Inc *	19,304	52,893
MoneyGram International Inc *	11,045	216,261
Monolithic Power Systems Inc	18,766	568,234
Monotype Imaging Holdings Inc	19,512	559,214
Monster Worldwide Inc *	59,891	264,718
MoSys Inc *	23,700	88,164
Move Inc *	20,503	347,526
MTS Systems Corp	8,051	518,082
Multi-Fineline Electronix Inc *	4,444	72,082
Nanometrics Inc *	11,910	191,989
Neonode Inc *	13,822	88,737
NeoPhotonics Corp *	10,626	78,526
NETGEAR Inc *	19,621	605,504
NetScout Systems Inc *	18,442	471,562
Newport Corp *	20,112	314,351
NIC Inc	33,098	764,895
Numerex Corp ‘A’ *	6,874	75,270
NVE Corp *	2,504	127,804
OmniVision Technologies Inc *	27,466	420,504
OpenTable Inc *	11,628	813,727

	Shares	Value
Oplink Communications Inc *	9,812	$184,662
OSI Systems Inc *	10,173	757,583
Park Electrochemical Corp	10,598	303,633
ParkerVision Inc *	45,473	152,335
PC Connection Inc	4,792	72,311
PCTEL Inc	9,451	83,641
PDF Solutions Inc *	12,960	275,400
Pegasystems Inc	8,839	351,881
Peregrine Semiconductor Corp *	13,302	119,319
Perficient Inc *	17,137	314,635
Pericom Semiconductor Corp *	11,572	90,262
Photronics Inc *	31,295	245,040
Planet Payment Inc *	20,491	52,047
Plantronics Inc	22,091	1,017,291
Plexus Corp *	17,376	646,387
PLX Technology Inc *	23,175	139,514
PMC-Sierra Inc *	104,129	689,334
Power Integrations Inc	14,801	801,474
PRGX Global Inc *	14,475	90,614
Procera Networks Inc *	10,466	162,118
Progress Software Corp *	28,140	728,263
Proofpoint Inc *	11,102	356,596
PROS Holdings Inc *	11,454	391,612
PTC Inc *	61,095	1,736,931
QAD Inc ‘A’	3,054	41,657
QLIK Technologies Inc *	44,438	1,521,557
QLogic Corp *	45,373	496,381
Qualys Inc *	7,564	161,794
Quantum Corp *	109,437	151,023
QuinStreet Inc *	16,141	152,532
Radisys Corp *	11,628	37,326
Rally Software Development Corp *	3,571	106,987
Rambus Inc *	56,960	535,424
RealD Inc *	20,860	146,020
RealNetworks Inc *	11,546	98,834
RealPage Inc *	23,725	549,471
Reis Inc *	3,889	62,885
Responsys Inc *	18,928	312,312
RF Micro Devices Inc *	143,640	810,130
Richardson Electronics Ltd	6,203	70,528
Rofin-Sinar Technologies Inc *	14,369	347,874
Rogers Corp *	8,697	517,298
Rosetta Stone Inc *	5,868	95,238
Rubicon Technology Inc *	8,929	108,130
Ruckus Wireless Inc *	22,146	372,717
Rudolph Technologies Inc *	16,822	191,771
Sanmina Corp *	42,215	738,340
Sapiens International Corp NV (Netherlands)	8,289	50,148
Sapient Corp *	56,385	877,914
ScanSource Inc *	14,179	490,593
SciQuest Inc *	11,726	263,366
SeaChange International Inc *	16,700	191,549
Semtech Corp *	34,402	1,031,716
ServiceSource International Inc *	31,417	379,517
ShoreTel Inc *	29,926	180,753
Shutterstock Inc *	3,795	275,972
Sigma Designs Inc *	15,533	86,829
Silicon Graphics International Corp *	17,409	282,896
Silicon Image Inc *	39,780	212,425
Silver Spring Networks Inc *	2,886	50,014
Sonus Networks Inc *	110,857	374,697
Sourcefire Inc *	15,911	1,207,963
Spansion Inc ‘A’ *	24,291	245,096
Spark Networks Inc *	9,019	75,038
Speed Commerce Inc *	19,251	63,143
SPS Commerce Inc *	7,657	512,406
SS&C Technologies Holdings Inc *	29,750	1,133,475
Stamps.com Inc *	6,710	308,190
SunEdison Inc *	135,918	1,083,266

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
SunPower Corp *	21,027	$550,066
Super Micro Computer Inc *	16,401	222,070
Supertex Inc	4,995	126,573
support.com Inc *	26,047	141,956
Sykes Enterprises Inc *	20,140	360,707
Symmetricom Inc *	21,380	103,052
Synaptics Inc *	16,575	733,941
Synchronoss Technologies Inc *	14,866	565,800
SYNNEX Corp *	13,446	826,257
Syntel Inc	7,868	630,227
Take-Two Interactive Software Inc *	41,354	750,989
Tangoe Inc *	15,765	376,153
TechTarget Inc *	7,633	38,089
TeleCommunication Systems Inc ‘A’ *	23,342	57,421
Telenav Inc *	9,186	53,646
TeleTech Holdings Inc *	10,204	256,018
Tellabs Inc	180,754	410,312
Tessco Technologies Inc	2,815	94,866
Tessera Technologies Inc	26,904	520,592
Textura Corp *	2,597	111,879
The Active Network Inc *	27,781	397,546
The Hackett Group Inc	13,423	95,706
The Ultimate Software Group Inc *	14,122	2,081,583
TiVo Inc *	64,645	804,184
Travelzoo Inc *	4,128	109,557
Tremor Video Inc *	3,456	31,899
TriQuint Semiconductor Inc *	83,380	677,879
Trulia Inc *	14,129	664,487
TTM Technologies Inc *	27,222	265,415
Tyler Technologies Inc *	16,098	1,408,092
Ubiquiti Networks Inc	6,444	216,454
Ultra Clean Holdings Inc *	12,463	86,119
Ultratech Inc *	14,114	427,654
Uni-Pixel Inc *	5,271	93,455
Unisys Corp *	22,512	567,077
United Online Inc	47,560	379,529
Universal Display Corp *	20,519	657,224
Unwired Planet Inc *	32,010	55,377
ValueClick Inc *	38,896	810,982
VASCO Data Security International Inc *	14,929	117,790
Veeco Instruments Inc *	19,985	744,042
Verint Systems Inc *	26,887	996,432
ViaSat Inc *	20,204	1,288,005
Viasystems Group Inc *	1,887	27,267
VirnetX Holding Corp *	21,504	438,682
Virtusa Corp *	10,523	305,798
Vishay Precision Group Inc *	6,289	91,505
Vistaprint NV * (Netherlands)	16,667	942,019
Vocus Inc *	9,765	90,912
Volterra Semiconductor Corp *	12,872	296,056
Vringo Inc *	35,168	101,284
Web.com Group Inc *	21,386	691,623
WebMD Health Corp *	16,418	469,555
Westell Technologies Inc ‘A’ *	22,587	75,666
WEX Inc *	19,815	1,738,766
XO Group Inc *	13,633	176,138
Xoom Corp *	4,112	130,803
Yelp Inc *	15,196	1,005,671
YuMe Inc *	2,322	24,613
Zillow Inc ‘A’ *	11,900	1,004,003
Zix Corp *	31,766	155,336
Zygo Corp *	8,459	135,175

		143,248,253

Materials - 4.8%

A. Schulman Inc	14,966	440,898
A.M. Castle & Co *	9,012	145,093
Advanced Emissions Solutions Inc *	5,186	221,546
AEP Industries Inc *	2,226	165,414
AK Steel Holding Corp *	70,102	262,883

	Shares	Value
Allied Nevada Gold Corp *	53,304	$222,811
AMCOL International Corp	14,173	463,174
American Pacific Corp *	2,994	163,952
American Vanguard Corp	14,714	396,101
Arabian American Development Co *	10,375	94,413
Axiall Corp	35,632	1,346,533
Balchem Corp	15,144	783,702
Berry Plastics Group Inc *	28,217	563,494
Boise Cascade Co *	6,257	168,626
Boise Inc	51,455	648,333
Calgon Carbon Corp *	27,566	523,478
Century Aluminum Co *	26,451	212,931
Chase Corp	3,332	97,894
Chemtura Corp *	50,167	1,153,339
Clearwater Paper Corp *	11,299	539,753
Coeur Mining Inc *	51,641	622,274
Commercial Metals Co	59,619	1,010,542
Deltic Timber Corp	5,716	372,340
Ferro Corp *	37,286	339,676
Flotek Industries Inc *	24,351	560,073
FutureFuel Corp	11,065	198,727
General Moly Inc *	30,760	50,754
Globe Specialty Metals Inc	32,852	506,249
Gold Resource Corp	17,075	113,207
Graphic Packaging Holding Co *	107,281	918,325
GSE Holding Inc *	4,114	8,557
H.B. Fuller Co	25,663	1,159,711
Handy & Harman Ltd *	2,782	66,406
Hawkins Inc	4,852	183,115
Haynes International Inc	6,344	287,574
Headwaters Inc *	37,661	338,572
Hecla Mining Co	169,524	532,305
Horsehead Holding Corp *	22,613	281,758
Innophos Holdings Inc	11,176	589,869
Innospec Inc	11,980	558,987
Intrepid Potash Inc	27,871	437,017
Kaiser Aluminum Corp	9,628	685,995
KapStone Paper & Packaging Corp	20,867	893,108
KMG Chemicals Inc	4,239	93,216
Koppers Holdings Inc	10,540	449,531
Kraton Performance Polymers Inc *	16,702	327,192
Landec Corp *	13,363	163,029
Louisiana-Pacific Corp *	71,152	1,251,564
LSB Industries Inc *	9,827	329,499
Marrone Bio Innovations Inc *	2,433	40,996
Materion Corp	10,546	338,105
Midway Gold Corp * (Canada)	58,026	55,415
Minerals Technologies Inc	17,775	877,552
Molycorp Inc *	63,140	414,198
Myers Industries Inc	14,515	291,897
Neenah Paper Inc	8,213	322,853
Noranda Aluminum Holding Corp	17,502	43,055
Olin Corp	40,992	945,686
Olympic Steel Inc	4,661	129,483
OM Group Inc *	16,274	549,736
OMNOVA Solutions Inc *	24,248	207,320
Paramount Gold & Silver Corp *	70,517	90,967
Penford Corp *	4,587	65,686
PH Glatfelter Co	21,875	592,156
PolyOne Corp	50,750	1,558,533
Quaker Chemical Corp	6,699	489,362
Resolute Forest Products Inc *	35,471	468,927
RTI International Metals Inc *	15,954	511,166
Schnitzer Steel Industries Inc ‘A’	13,021	358,598
Schweitzer-Mauduit International Inc	16,031	970,356
Sensient Technologies Corp	25,515	1,221,913
Stepan Co	9,597	554,035
Stillwater Mining Co *	60,275	663,628
SunCoke Energy Inc *	35,661	606,237
Taminco Corp *	8,008	162,562

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Texas Industries Inc *	11,102	$736,174
Tredegar Corp	12,514	325,364
U.S. Concrete Inc *	7,107	142,566
U.S. Silica Holdings Inc	11,026	274,547
UFP Technologies Inc *	2,829	64,416
United States Lime & Minerals Inc *	991	58,073
Universal Stainless & Alloy Products Inc *	3,491	113,562
Walter Energy Inc	31,834	446,631
Wausau Paper Corp	25,396	329,894
Worthington Industries Inc	27,024	930,436
Zep Inc	11,662	189,624
Zoltek Cos Inc *	14,180	236,664

		38,321,913

Telecommunication Services - 0.8%

8x8 Inc *	36,771	370,284
Atlantic Tele-Network Inc	4,719	246,001
Boingo Wireless Inc *	9,019	63,133
Cbeyond Inc *	13,744	88,099
Cincinnati Bell Inc *	107,023	291,103
Cogent Communications Group Inc	24,070	776,258
Consolidated Communications Holdings Inc	20,458	352,696
Fairpoint Communications Inc *	10,815	103,283
General Communication Inc ‘A’ *	16,292	155,100
Hawaiian Telcom Holdco Inc *	5,336	141,938
HickoryTech Corp	7,185	81,765
IDT Corp ‘B’	7,986	141,752
inContact Inc *	27,589	228,161
Inteliquent Inc	16,739	161,699
Iridium Communications Inc *	32,624	224,453
Leap Wireless International Inc *	27,479	433,893
Lumos Networks Corp	8,029	173,988
magicJack VocalTec Ltd * (Israel)	9,432	121,390
NII Holdings Inc *	87,537	531,350
NTELOS Holdings Corp	7,865	147,862
ORBCOMM Inc *	18,351	96,710
Premiere Global Services Inc *	24,789	246,898
Primus Telecommunications Group Inc	6,715	22,764
Shenandoah Telecommunications Co	12,189	293,755
Straight Path Communications Inc ‘B’ *	4,116	21,650
Towerstream Corp *	34,936	99,917
USA Mobility Inc	11,220	158,875
Vonage Holdings Corp *	73,682	231,361

		6,006,138

Utilities - 3.0%

ALLETE Inc	20,375	984,113
American States Water Co	19,671	542,133
Artesian Resources Corp ‘A’	3,944	87,754
Atlantic Power Corp (Canada)	61,520	265,151
Avista Corp	30,542	806,309
Black Hills Corp	22,711	1,132,370
California Water Service Group	24,561	499,080
Chesapeake Utilities Corp	4,960	260,350
Cleco Corp	30,901	1,385,601
Connecticut Water Service Inc	5,602	180,160
Consolidated Water Co Ltd (Cayman)	7,630	114,221
Delta Natural Gas Co Inc	3,676	81,203
Dynegy Inc *	50,954	984,431
El Paso Electric Co	20,502	684,767

	Shares	Value
Genie Energy Ltd ‘B’ *	6,777	$66,415
IDACORP Inc	25,663	1,242,089
MGE Energy Inc	11,774	642,272
Middlesex Water Co	8,166	174,671
New Jersey Resources Corp	21,303	938,397
Northwest Natural Gas Co	13,678	574,202
NorthWestern Corp	19,326	868,124
NRG Yield Inc ‘A’ *	11,091	335,946
Ormat Technologies Inc	9,048	242,215
Otter Tail Corp	18,480	510,048
Piedmont Natural Gas Co Inc	38,604	1,269,300
PNM Resources Inc	40,613	919,072
Portland General Electric Co	38,657	1,091,287
Pure Cycle Corp *	8,328	38,475
SJW Corp	8,007	224,356
South Jersey Industries Inc	16,322	956,143
Southwest Gas Corp	23,647	1,182,350
The Empire District Electric Co	21,974	475,957
The Laclede Group Inc	16,657	749,565
UIL Holdings Corp	25,887	962,479
Unitil Corp	7,094	207,641
UNS Energy Corp	21,172	987,039
WGL Holdings Inc	26,402	1,127,629
York Water Co	6,861	137,700

		23,931,015

Total Common Stocks (Cost $610,112,588)		792,558,590

	Principal Amount

SHORT-TERM INVESTMENT - 0.0%

Repurchase Agreement - 0.0%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $279,048; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $289,469)	$279,048	279,048

Total Short-Term Investment (Cost $279,048)		279,048

TOTAL INVESTMENTS - 100.0% (Cost $610,391,636)		792,837,638

OTHER ASSETS & LIABILITIES, NET - 0.0%		145,034

NET ASSETS - 100.0%		$792,982,672

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2013, $169,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (12/13)	GSC	19	$2,015,377	$20,283

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$792,558,590	$792,558,590	$-	$-
	Short-Term Investment	279,048	-	279,048	-
	Derivatives:
	Equity Contracts
	Futures	20,283	20,283	-	-

	Total	$792,857,921	$792,578,873	$279,048	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Consumer Discretionary - 9.0%

Aaron’s Inc	157,300	$4,357,210
Cinemark Holdings Inc	170,300	5,405,322
Cracker Barrel Old Country Store Inc	51,200	5,285,888
Group 1 Automotive Inc	66,256	5,146,766
Hillenbrand Inc	100,100	2,739,737
International Game Technology	355,700	6,733,401
Meredith Corp	108,186	5,151,817
Rent-A-Center Inc	36,509	1,390,993
Sonic Automotive Inc ‘A’	59,600	1,418,480
Sturm Ruger & Co Inc	66,654	4,174,540
The Buckle Inc	102,878	5,560,556

		47,364,710

Consumer Staples - 5.6%

Cal-Maine Foods Inc	74,072	3,562,863
Casey’s General Stores Inc	41,925	3,081,488
Harris Teeter Supermarkets Inc	96,149	4,729,569
Ingredion Inc	104,600	6,921,382
The Andersons Inc	76,900	5,375,310
Universal Corp	90,500	4,609,165
Weis Markets Inc	24,115	1,180,188

		29,459,965

Energy - 12.9%

Alliance Resource Partners LP	38,437	2,849,335
Berry Petroleum Co ‘A’	118,700	5,119,531
Bristow Group Inc	103,500	7,530,660
Calumet Specialty Products Partners LP	55,200	1,506,408
Cimarex Energy Co	59,100	5,697,240
CVR Energy Inc	120,237	4,631,529
Delek US Holdings Inc	33,100	698,079
Energen Corp	102,500	7,829,975
Ensign Energy Services Inc (Canada)	125,700	2,152,661
Precision Drilling Corp (NYSE) (Canada)	592,600	5,878,592
ShawCor Ltd (Canada)	69,800	2,943,655
Ship Finance International Ltd (Bermuda)	242,401	3,701,463
Tidewater Inc	101,700	6,029,793
Western Refining Inc	163,600	4,914,544
World Fuel Services Corp	172,581	6,438,997

		67,922,462

Financials - 20.1%

Allied World Assurance Co Holdings AG (Switzerland)	24,623	2,447,280
American Financial Group Inc	104,000	5,622,240
American Realty Capital Properties Inc REIT	311,702	3,802,764
AmTrust Financial Services Inc	101,805	3,976,503
Canadian Western Bank (Canada)	98,443	2,955,058
Cardinal Financial Corp	89,545	1,480,179
Cash America International Inc	109,699	4,967,171
Community Trust Bancorp Inc	15,111	613,356
First American Financial Corp	241,200	5,873,220
First Horizon National Corp	437,387	4,806,883
First Interstate Bancsystem Inc	19,400	468,510
First Niagara Financial Group Inc	522,500	5,418,325
FirstMerit Corp	51,526	1,118,629
Franklin Street Properties Corp REIT	185,300	2,360,722
Fulton Financial Corp	427,500	4,993,200
Hatteras Financial Corp REIT	125,300	2,344,363
Home Loan Servicing Solutions Ltd (Cayman)	198,500	4,368,985
Lakeland Financial Corp	18,450	602,393
Montpelier Re Holdings Ltd (Bermuda)	78,100	2,034,505
Old National Bancorp	206,052	2,925,938
Omega Healthcare Investors Inc REIT	146,700	4,381,929

	Shares	Value
Prosperity Bancshares Inc	84,900	$5,250,216
Protective Life Corp	126,818	5,396,106
Raymond James Financial Inc	106,500	4,437,855
Retail Properties of America Inc ‘A’ REIT	265,087	3,644,946
Starwood Property Trust Inc REIT	198,600	4,760,442
Susquehanna Bancshares Inc	346,400	4,347,320
Symetra Financial Corp	44,283	789,123
Tompkins Financial Corp	14,939	690,481
Trustmark Corp	143,517	3,674,035
Washington Federal Inc	191,000	3,949,880
WesBanco Inc	25,805	767,183

		105,269,740

Health Care - 6.0%

Owens & Minor Inc	149,700	5,178,123
PerkinElmer Inc	168,400	6,357,100
STERIS Corp	143,900	6,181,944
Teleflex Inc	70,100	5,767,828
The Cooper Cos Inc	58,154	7,541,992
The Ensign Group Inc	13,155	540,802

		31,567,789

Industrials - 19.1%

Alliant Techsystems Inc	78,300	7,638,948
Applied Industrial Technologies Inc	41,400	2,132,100
AZZ Inc	38,321	1,604,117
Crane Co	108,850	6,712,779
Cubic Corp	36,800	1,975,424
Curtiss-Wright Corp	128,800	6,048,448
Elbit Systems Ltd (Israel)	25,000	1,336,750
Ennis Inc	51,400	927,256
GATX Corp	112,723	5,356,597
ITT Corp	176,704	6,352,509
KBR Inc	156,600	5,111,424
Kennametal Inc	134,800	6,146,880
Standex International Corp	19,400	1,152,360
TAL International Group Inc	84,880	3,966,442
Textainer Group Holdings Ltd (Bermuda)	62,098	2,351,651
The Babcock & Wilcox Co	168,339	5,676,391
The Brink’s Co	137,500	3,891,250
Titan International Inc	157,491	2,305,668
Trinity Industries Inc	141,696	6,425,914
Triumph Group Inc	92,539	6,498,089
UniFirst Corp	27,648	2,887,004
United Stationers Inc	12,900	561,150
Valmont Industries Inc	47,100	6,542,661
Werner Enterprises Inc	160,054	3,734,060
Westjet Airlines Ltd (Canada)	118,800	2,854,522

		100,190,394

Information Technology - 6.5%

AVX Corp	91,900	1,206,647
Belden Inc	121,300	7,769,265
Broadridge Financial Solutions Inc	169,900	5,394,325
Fair Isaac Corp	75,351	4,165,403
j2 Global Inc	92,496	4,580,402
Jabil Circuit Inc	224,700	4,871,496
Mentor Graphics Corp	249,980	5,842,033

		33,829,571

Materials - 15.0%

A. Schulman Inc	87,600	2,580,696
AMCOL International Corp	50,196	1,640,405
Cabot Corp	132,200	5,646,262
Commercial Metals Co	347,900	5,896,905
HudBay Minerals Inc (Canada)	465,372	3,808,636
Innophos Holdings Inc	74,600	3,937,388
Methanex Corp (NASDAQ) (Canada)	152,876	7,837,953
Neenah Paper Inc	58,479	2,298,809
NewMarket Corp	18,947	5,455,031

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Olin Corp	234,605	$5,412,337
Rentech Nitrogen Partners LP	73,923	1,812,592
Rock Tenn Co ‘A’	42,500	4,303,975
Royal Gold Inc	104,825	5,100,785
Sensient Technologies Corp	125,700	6,019,773
Silgan Holdings Inc	61,600	2,895,200
Sonoco Products Co	152,350	5,932,509
Steel Dynamics Inc	342,300	5,719,833
Stepan Co	38,772	2,238,308

		78,537,397

Utilities - 3.3%

El Paso Electric Co	77,247	2,580,050
Great Plains Energy Inc	214,677	4,765,829
IDACORP Inc	101,500	4,912,600
UGI Corp	123,900	4,848,207

		17,106,686

Total Common Stocks (Cost $364,684,687)		511,248,714

CLOSED-END MUTUAL FUND - 0.6%

Central Fund of Canada Ltd ‘A’ (Canada)	202,300	2,973,810

Total Closed-End Mutual Fund (Cost $2,457,563)		2,973,810

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $12,281,049; collateralized by Fannie Mae: 0.875% due 05/21/18 and value $5,398,663; and Freddie Mac: 1.050% due 04/25/18 and value $7,129,500)	$12,281,049	$12,281,049

Total Short-Term Investment (Cost $12,281,049)		12,281,049

TOTAL INVESTMENTS - 100.4% (Cost $379,423,299)		526,503,573

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(1,857,372)

NET ASSETS - 100.0%		$524,646,201

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$511,248,714	$511,248,714	$-	$-
	Closed-End Mutual Fund	2,973,810	2,973,810	-	-
	Short-Term Investment	12,281,049	-	12,281,049	-

	Total	$526,503,573	$514,222,524	$12,281,049	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 15.6%

AutoZone Inc *	31,410	$13,277,949
Bed Bath & Beyond Inc *	123,300	9,538,488
Brinker International Inc	88,700	3,595,011
Brookfield Residential Properties Inc (NYSE) * (Canada)	191,900	4,417,538
CBS Corp ‘B’	105,700	5,830,412
Clear Channel Outdoor Holdings Inc ‘A’ *	192,954	1,582,223
ClubCorp Holdings Inc *	148,500	2,276,505
DIRECTV *	98,900	5,909,275
DISH Network Corp ‘A’	192,900	8,682,429
Entercom Communications Corp ‘A’ *	53,394	468,799
Expedia Inc	133,400	6,908,786
Genuine Parts Co	95,100	7,692,639
Hanesbrands Inc	92,900	5,788,599
Kohl’s Corp	243,500	12,601,125
Marriott International Inc ‘A’	133,700	5,623,422
PetSmart Inc	112,600	8,586,876
The Gap Inc	148,800	5,993,664
The Home Depot Inc	49,800	3,777,330
Time Warner Cable Inc	70,200	7,834,320

		120,385,390

Consumer Staples - 6.2%

Diageo PLC ADR (United Kingdom)	63,500	8,069,580
Dr Pepper Snapple Group Inc	173,400	7,771,788
The Procter & Gamble Co	169,600	12,820,064
TreeHouse Foods Inc *	28,200	1,884,606
Wal-Mart Stores Inc	100,600	7,440,376
Walgreen Co	187,200	10,071,360

		48,057,774

Energy - 9.6%

Devon Energy Corp	204,800	11,829,248
Energen Corp	55,600	4,247,284
Exxon Mobil Corp	386,200	33,228,648
NuStar GP Holdings LLC	160,281	3,596,706
PBF Energy Inc	194,862	4,374,652
Phillips 66	82,800	4,787,496
QEP Resources Inc	177,000	4,901,130
Southwestern Energy Co *	88,200	3,208,716
Teekay Corp	88,800	3,796,200

		73,970,080

Financials - 32.7%

Aflac Inc	67,600	4,190,524
Alleghany Corp *	13,590	5,567,144
Allied World Assurance Co Holdings AG (Switzerland)	32,300	3,210,297
American Homes 4 Rent ‘A’ REIT *	124,200	2,005,830
American International Group Inc	229,500	11,160,585
American Residential Properties Inc REIT *	212,300	3,738,603
Ameriprise Financial Inc	59,000	5,373,720
Annaly Capital Management Inc REIT	438,600	5,078,988
Bank of America Corp	1,013,700	13,989,060
Berkshire Hathaway Inc ‘A’ *	39	6,645,990
Brookfield Asset Management Inc ‘A’ (NYSE) (Canada)	68,700	2,569,380
Capital One Financial Corp	231,300	15,899,562
Citigroup Inc	207,600	10,070,676
Excel Trust Inc REIT	161,400	1,936,800
First Republic Bank	101,500	4,732,945
Hudson City Bancorp Inc	376,400	3,406,420
Invesco Ltd (Bermuda)	208,100	6,638,390
Legg Mason Inc	224,300	7,500,592
Loews Corp	322,200	15,059,628
M&T Bank Corp	64,300	7,196,456

	Shares	Value
Marsh & McLennan Cos Inc	140,600	$6,123,130
National Bank Holdings Corp ‘A’	132,780	2,727,301
Northern Trust Corp	115,000	6,254,850
Old Republic International Corp	299,400	4,610,760
Prudential Financial Inc	100,100	7,805,798
Rayonier Inc REIT	123,400	6,867,210
Starwood Property Trust Inc REIT	161,300	3,866,361
SunTrust Banks Inc	223,900	7,258,838
T. Rowe Price Group Inc	42,300	3,042,639
The Hartford Financial Services Group Inc	196,200	6,105,744
The PNC Financial Services Group Inc	106,300	7,701,435
The Travelers Cos Inc	96,100	8,146,397
U.S. Bancorp	267,500	9,785,150
Unum Group	231,400	7,043,816
W.R. Berkley Corp	82,200	3,523,092
Wells Fargo & Co	630,500	26,052,260

		252,886,371

Health Care - 10.8%

AbbVie Inc	37,900	1,695,267
Bristol-Myers Squibb Co	179,600	8,311,888
Covidien PLC (Ireland)	108,200	6,593,708
Humana Inc	62,800	5,861,124
Johnson & Johnson	179,800	15,586,862
McKesson Corp	47,400	6,081,420
Merck & Co Inc	245,100	11,669,211
National Healthcare Corp	63,276	2,991,056
Pfizer Inc	642,500	18,446,175
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	57,000	5,946,810

		83,183,521

Industrials - 5.4%

Carlisle Cos Inc	118,564	8,333,864
Dover Corp	119,600	10,743,668
Equifax Inc	125,900	7,535,115
Illinois Tool Works Inc	58,700	4,477,049
United Technologies Corp	98,300	10,598,706

		41,688,402

Information Technology - 6.1%

Analog Devices Inc	156,000	7,339,800
Cisco Systems Inc	536,000	12,553,120
Hewlett-Packard Co	291,900	6,124,062
KLA-Tencor Corp	67,500	4,107,375
Microsoft Corp	162,400	5,409,544
QUALCOMM Inc	93,600	6,304,896
Texas Instruments Inc	128,000	5,154,560

		46,993,357

Materials - 3.2%

Albemarle Corp	107,600	6,772,344
Ball Corp	85,300	3,828,264
Compass Minerals International Inc	61,700	4,705,859
Martin Marietta Materials Inc	59,850	5,875,474
Rock Tenn Co ‘A’	36,100	3,655,847

		24,837,788

Telecommunication Services - 1.6%

AT&T Inc	113,100	3,825,042
Vodafone Group PLC ADR (United Kingdom)	234,800	8,260,264

		12,085,306

Utilities - 6.8%

Atmos Energy Corp	53,300	2,270,047
CenterPoint Energy Inc	307,800	7,377,966
Duke Energy Corp	111,200	7,425,936
Edison International	81,500	3,753,890
NextEra Energy Inc	96,000	7,695,360

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Northeast Utilities	120,400	$4,966,500
Sempra Energy	112,200	9,604,320
Southern Co	106,800	4,398,024
Xcel Energy Inc	184,800	5,102,328

		52,594,371

Total Common Stocks (Cost $731,208,548)		756,682,360

	Principal Amount
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $13,988,009; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $14,272,281)	$13,988,009	13,988,009

Total Short-Term Investment (Cost $13,988,009)		13,988,009

TOTAL INVESTMENTS - 99.8% (Cost $745,196,557)		770,670,369

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,415,417

NET ASSETS - 100.0%		$772,085,786

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$756,682,360	$756,682,360	$-	$-
	Short-Term Investment	13,988,009	-	13,988,009	-

	Total	$770,670,369	$756,682,360	$13,988,009	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Health Care - 0.1%

ARYx Therapeutics Inc Strike @ $2.64 Exp. 11/13/13 *¯+	44,635	$-
Derma Sciences Inc Strike @ $9.90 Exp. 06/23/16 *¯+	57,500	163,324
OncoGenex Pharmaceutical Inc Strike @ $20.00 Exp. 10/19/15 *¯+	12,820	3
SANUWAVE Health Inc Strike @ $4.00 Exp. 04/08/16 *¯+	135,383	903

		164,230

Total Warrants (Cost $13,630)		164,230

COMMON STOCKS - 93.6%

Health Care - 93.6%

Acadia Healthcare Co Inc *	72,121	2,843,731
ACADIA Pharmaceuticals Inc *	107,212	2,945,114
Acceleron Pharma Inc *	5,833	129,668
Actavis Inc *	19,780	2,848,320
Aetna Inc	41,570	2,661,311
Agios Pharmaceuticals Inc *	14,799	413,780
Alexion Pharmaceuticals Inc *	84,906	9,862,681
Allergan Inc	38,625	3,493,631
Alnylam Pharmaceuticals Inc *	92,443	5,917,276
Amarin Corp PLC ADR * (United Kingdom)	390,653	2,468,927
Amgen Inc	32,502	3,638,274
Aratana Therapeutics Inc *	35,185	574,923
ARIAD Pharmaceuticals Inc *	88,125	1,621,500
BioCryst Pharmaceuticals Inc *	38,051	277,011
Biogen Idec Inc *	29,857	7,188,371
BioMarin Pharmaceutical Inc *	207,761	15,004,499
Bluebird Bio Inc *	42,443	1,144,263
Bristol-Myers Squibb Co	184,993	8,561,476
Bruker Corp *	63,239	1,305,885
Celgene Corp *	13,371	2,058,198
Celldex Therapeutics Inc *	356,710	12,638,235
Centene Corp *	102,870	6,579,565
CFR Pharmaceuticals SA ADR ~ (Chile)	125,194	3,356,117
Chimerix Inc *	20,051	440,721
Cigna Corp	35,767	2,749,052
Conatus Pharmaceuticals Inc *	71,440	717,972
Corcept Therapeutics Inc *	322,739	513,155
Coronado Biosciences Inc *	114,782	805,770
Cytori Therapeutics Inc *	54,688	127,423
Derma Sciences Inc *	125,228	1,550,323
Envision Healthcare Holdings Inc *	25,643	667,487
Exact Sciences Corp *	79,013	933,143
Exelixis Inc *	180,344	1,049,602
Fibrocell Science Inc *	199,388	873,319
Fluidigm Corp *	85,260	1,870,604
Foundation Medicine Inc *	422	16,728
GenMark Diagnostics Inc *	212,271	2,579,093
Gilead Sciences Inc *	172,409	10,834,182
HCA Holdings Inc	160,609	6,866,035
Healthways Inc *	84,104	1,556,765
Hologic Inc *	70,866	1,463,383
Idenix Pharmaceuticals Inc *	80,390	418,832
Illumina Inc *	58,071	4,693,879
Incyte Corp Ltd *	138,537	5,285,186
Infinity Pharmaceuticals Inc *	26,759	466,945
InspireMD Inc *	190,068	442,858
Intrexon Corp *	18,926	448,357
Isis Pharmaceuticals Inc *	172,702	6,483,233
KYTHERA Biopharmaceuticals Inc *	10,510	480,307

	Shares	Value
Merck & Co Inc	35,954	$1,711,770
Merrimack Pharmaceuticals Inc *	416,707	1,583,487
Molina Healthcare Inc *	50,543	1,799,331
Mylan Inc *	62,068	2,369,136
Neurocrine Biosciences Inc *	150,107	1,699,211
Novadaq Technologies Inc * (Canada)	108,980	1,806,888
Novo Nordisk AS ADR (Denmark)	12,027	2,035,209
Onyx Pharmaceuticals Inc *	30,095	3,751,944
Orexigen Therapeutics Inc *	91,480	561,687
OvaScience Inc *¯	57,179	566,644
Pacira Pharmaceuticals Inc *	75,519	3,631,709
Pfizer Inc	88,887	2,551,946
Portola Pharmaceuticals Inc *	77,040	2,060,820
Premier Inc ‘A’ *	23,397	741,685
Prothena Corp PLC * (Ireland)	5,076	102,687
PTC Therapeutics Inc *	80,879	1,735,663
Puma Biotechnology Inc *	67,145	3,603,001
QLT Inc * (Canada)	80,370	372,113
Quintiles Transnational Holdings Inc *	6,902	309,762
Regulus Therapeutics Inc *	38,341	361,556
Repros Therapeutics Inc *	103,124	2,763,723
Roche Holding AG (XVTX) (Switzerland)	28,030	7,561,308
Sagent Pharmaceuticals Inc *	25,702	524,321
Sangamo Biosciences Inc *	101,924	1,068,163
Synta Pharmaceuticals Corp *	313,954	1,981,050
Targacept Inc *	96,895	514,512
TearLab Corp *	20,362	225,204
Tetraphase Pharmaceuticals Inc *	79,668	906,622
TG Therapeutics Inc *	83,275	423,870
The Medicines Co *	107,265	3,595,523
Tornier NV * (Netherlands)	34,050	658,186
UnitedHealth Group Inc	124,713	8,930,698
Universal Health Services Inc ‘B’	52,098	3,906,829
Vanda Pharmaceuticals Inc *	31,302	343,383
Verastem Inc *	55,488	690,271
Vertex Pharmaceuticals Inc *	170,263	12,909,341
WuXi PharmaTech Inc ADR * (Cayman)	58,775	1,610,435
XenoPort Inc *	55,560	315,581
Zoetis Inc	28,015	871,827

		235,024,206

Total Common Stocks (Cost $141,681,174)		235,024,206

	Principal Amount

SHORT-TERM INVESTMENT - 5.2%

Repurchase Agreement - 5.2%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $12,937,893; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $13,197,813)	$12,937,893	12,937,893

Total Short-Term Investment (Cost $12,937,893)		12,937,893

TOTAL INVESTMENTS - 98.9% (Cost $154,632,697)		248,126,329

OTHER ASSETS & LIABILITIES, NET - 1.1%		2,678,059

NET ASSETS - 100.0%		$250,804,388

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2013, the portfolio was diversified by health care sector as a percentage of net assets as follows:

Biotechnology	51.8%
Pharmaceuticals	18.8%
Managed Health Care	9.1%
Health Care Facilities	5.4%
Life Sciences Tools & Services	3.9%
Others (each less than 3.0%)	4.7%

93.7%
Short-Term Investment	5.2%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $164,230 or 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(d)	Restricted securities as of September 30, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
ARYx Therapeutics Inc Warrants (Exp.11/13/13) Acq. 11/13/08	$5,580	$-	0.0%
Derma Sciences Inc Warrants (Exp.06/23/16) Acq. 06/17/11	8,050	163,324	0.1%
OncoGenex Pharmaceutical Inc Warrants (Exp.10/19/15) Acq. 10/19/10	-	3	0.0%
SANUWAVE Health Inc Warrants (Exp.04/08/16) Acq. 04/08/11	-	903	0.0%
OvaScience Inc Acq. 03/18/13	514,611	566,644	0.2%

	$528,241	$730,874	0.3%

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$164,230	$-	$164,230	$-
	Common Stocks
	Health Care	235,024,206	224,106,781	10,917,425	-
	Short-Term Investment	12,937,893	-	12,937,893	-

	Total	$248,126,329	$224,106,781	$24,019,548	$-

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 1.9%

Starwood Hotels & Resorts Worldwide Inc	309,614	$20,573,850

Financials - 97.0%

Acadia Realty Trust REIT	105,257	2,597,743
Alexandria Real Estate Equities Inc REIT	140,670	8,981,780
American Campus Communities Inc REIT	187,572	6,405,584
American Homes 4 Rent ‘A’ REIT *	80,729	1,303,773
Ashford Hospitality Trust Inc REIT	520,414	6,421,909
AvalonBay Communities Inc REIT	520,624	66,166,104
Boston Properties Inc REIT	410,239	43,854,549
Brookfield Office Properties Inc (NYSE) (Canada)	359,845	6,862,244
Camden Property Trust REIT	329,376	20,236,861
CBL & Associates Properties Inc REIT	101,287	1,934,582
Cole Real Estate Investment Inc REIT	1,114,632	13,665,388
Cousins Properties Inc REIT	603,311	6,208,070
DCT Industrial Trust Inc REIT	2,364,510	17,000,827
DDR Corp REIT	327,005	5,137,249
Digital Realty Trust Inc REIT	106,435	5,651,699
Duke Realty Corp REIT	537,850	8,304,404
Equity Lifestyle Properties Inc REIT	468,894	16,022,108
Equity Residential REIT	1,898,271	101,690,377
Essex Property Trust Inc REIT	34,192	5,050,158
Federal Realty Investment Trust REIT	142,856	14,492,741
Forest City Enterprises Inc ‘A’ *	934,753	17,704,222
General Growth Properties Inc REIT	2,189,463	42,234,741
HCP Inc REIT	1,290,858	52,860,635
Health Care REIT Inc	181,570	11,326,337
Healthcare Realty Trust Inc REIT	514,831	11,897,744
Host Hotels & Resorts Inc REIT	4,343,929	76,757,225
Hudson Pacific Properties Inc REIT	459,570	8,938,637
Liberty Property Trust REIT	106,460	3,789,976
Mack-Cali Realty Corp REIT	816,073	17,904,642
National Retail Properties Inc REIT	222,166	7,069,322
Prologis Inc REIT	656,493	24,697,267
PS Business Parks Inc REIT	83,488	6,229,875
Public Storage REIT	359,107	57,654,629
Regency Centers Corp REIT	841,188	40,671,440
Retail Opportunity Investments Corp REIT	56,221	776,974
Rexford Industrial Realty Inc REIT *	112,700	1,522,577
Senior Housing Properties Trust REIT	800,888	18,692,726
Simon Property Group Inc REIT	1,052,657	156,035,347
Sovran Self Storage Inc REIT	61,637	4,664,688
Taubman Centers Inc REIT	107,601	7,242,623
Terreno Realty Corp REIT	11,758	208,822
The Macerich Co REIT	457,796	25,838,006

	Shares	Value
Ventas Inc REIT	416,610	$25,621,515
Vornado Realty Trust REIT	838,622	70,494,565
Winthrop Realty Trust REIT	59,430	662,645

		1,049,485,330

Total Common Stocks (Cost $915,728,951)		1,070,059,180

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $8,319,513; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $8,487,813)	$8,319,513	8,319,513

Total Short-Term Investment (Cost $8,319,513)		8,319,513

TOTAL INVESTMENTS - 99.7% (Cost $924,048,464)		1,078,378,693

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,211,763

NET ASSETS - 100.0%		$1,081,590,456

Notes to Schedule of Investments

(a)	As of September 30, 2013, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	29.4%
Specialized	24.6%
Residential	20.0%
Diversified	8.8%
Office	7.9%
Industrial	4.0%
Others (each less than 3.0%)	4.2%

98.9%
Short-Term Investment	0.8%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,070,059,180	$1,070,059,180	$-	$-
	Short-Term Investment	8,319,513	-	8,319,513	-

	Total	$1,078,378,693	$1,070,059,180	$8,319,513	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Consumer Discretionary - 1.5%

LifeLock Inc *	12,039	$178,538
News Corp ‘A’ *	14,775	237,287
Nikon Corp (Japan)	500	8,730
Time Warner Inc	4,200	276,402
Twenty-First Century Fox Inc ‘A’	12,700	425,450

		1,126,407

Industrials - 0.6%

Performant Financial Corp *	40,736	444,837

Information Technology - 94.7%

Activision Blizzard Inc	33,900	565,113
Advanced Micro Devices Inc *	211,082	802,112
Apple Inc	8,300	3,957,025
Avago Technologies Ltd (Singapore)	56,300	2,427,656
Broadcom Corp ‘A’	119,000	3,095,190
Check Point Software Technologies Ltd * (Israel)	65,900	3,727,304
Cisco Systems Inc	87,800	2,056,276
Citrix Systems Inc *	34,400	2,428,984
Electronics for Imaging Inc *	73,775	2,337,192
EMC Corp	116,300	2,972,628
Fortinet Inc *	23,000	465,980
Google Inc ‘A’ *	3,300	2,890,503
KLA-Tencor Corp	20,268	1,233,308
Lam Research Corp *	89,537	4,583,399
Lattice Semiconductor Corp *	99,517	443,846
Marvell Technology Group Ltd (Bermuda)	129,785	1,492,528
Maxim Integrated Products Inc	28,900	861,220
Micron Technology Inc *	23,698	414,004
Microsemi Corp *	85,600	2,075,800
Microsoft Corp	23,400	779,454
NetApp Inc	90,800	3,869,896
Nuance Communications Inc *	147,500	2,757,512
PTC Inc *	53,764	1,528,511
QUALCOMM Inc	44,409	2,991,390
Salesforce.com inc *	5,400	280,314
Seagate Technology PLC (Ireland)	9,600	419,904
Skyworks Solutions Inc *	72,795	1,808,228
SolarWinds Inc *	10,400	364,624
Spansion Inc ‘A’ *	100,325	1,012,279
Symantec Corp	163,500	4,046,625
Synaptics Inc *	28,100	1,244,268
Synopsys Inc *	189,382	7,139,701
Teradyne Inc *	218,800	3,614,576
Trimble Navigation Ltd *	5,700	169,347
Visa Inc ‘A’	1,600	305,760

	Shares	Value
VMware Inc ‘A’ *	7,200	$582,480
Xoom Corp *	7,395	235,235

		71,980,172

Total Common Stocks (Cost $63,889,634)		73,551,416

	Principal Amount

SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/12, repurchase price of $1,508,643; collateralized by Fannie Mae: 0.875% due 05/21/18 and value $1,542,475)	$1,508,643	1,508,643

Total Short-Term Investment (Cost $1,508,643)		1,508,643

TOTAL INVESTMENTS - 98.8% (Cost $65,398,277)		75,060,059

OTHER ASSETS & LIABILITIES, NET - 1.2%		938,508

NET ASSETS - 100.0%		$75,998,567

Notes to Schedule of Investments

(a)	As of September 30, 2013, the portfolio was diversified by technology sector as a percentage of net assets as follows:

Semiconductors	20.6%
Application Software	19.1%
Systems Software	12.6%
Computer Storage & Peripherals	12.6%
Semiconductor Equipment	12.4%
Communications Equipment	6.7%
Computer Hardware	5.2%
Internet Software & Services	4.1%
Others (each less than 3.0%)	3.5%

96.8%
Short-Term Investment	2.0%
Other Assets & Liabilities, Net	1.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$1,126,407	$1,117,677	$8,730	$-
	Industrials	444,837	444,837	-	-
	Information Technology	71,980,172	71,980,172	-	-

		73,551,416	73,542,686	8,730	-
	Short-Term Investment	1,508,643	-	1,508,643	-

	Total	$75,060,059	$73,542,686	$1,517,373	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 5.4%

Brazil - 4.0%

Banco Bradesco SA ADR	993,450	$13,789,086
Cia de Bebidas das Americas ADR *	162,450	6,229,957
Lojas Americanas SA	3,072,540	22,569,576
Petroleo Brasileiro SA ADR	1,559,400	26,088,762

		68,677,381

Colombia - 1.4%

Banco Davivienda SA	627,332	8,332,440
Bancolombia SA ADR	139,120	8,004,965
Cementos Argos SA (NYSE)	1,490,268	7,817,635

		24,155,040

Total Preferred Stocks (Cost $89,892,725)		92,832,421

COMMON STOCKS - 90.6%

Bermuda - 0.6%

Jardine Strategic Holdings Ltd (OTC)	4,000	135,400
Jardine Strategic Holdings Ltd (XSES)	302,000	10,226,451

		10,361,851

Brazil - 6.6%

B2W Cia Digital *	525,258	3,358,257
BM&FBovespa SA	4,812,443	26,881,760
Diagnosticos da America SA	1,312,100	6,914,826
Embraer SA ADR	364,863	11,847,101
Estacio Participacoes SA	1,889,700	14,682,414
Kroton Educacional SA	943,280	13,410,979
MRV Engenharia e Participacoes SA	1,624,400	6,677,022
Natura Cosmeticos SA	944,650	21,098,306
Sul America SA	1,316,741	9,488,045

		114,358,710

Cayman - 15.6%

Baidu Inc ADR *	584,930	90,769,437
Ctrip.com International Ltd ADR *	383,670	22,417,838
Eurasia Drilling Co Ltd GDR (LI) ~	195,590	7,820,445
Home Inns & Hotels Management Inc ADR *	213,630	7,092,516
NetEase Inc ADR	72,970	5,298,352
New Oriental Education & Technology Group ADR	906,290	22,566,621
SOHO China Ltd	9,693,000	8,343,515
Tencent Holdings Ltd	999,200	52,484,949
Tingyi Holding Corp	9,630,000	25,491,044
Want Want China Holdings Ltd	11,582,000	17,582,030
Youku Tudou Inc ADR *	356,670	9,772,758

		269,639,505

Chile - 1.0%

Cencosud SA	4,006,763	17,892,509

China - 1.8%

China Oilfield Services Ltd ‘H’	2,248,000	5,636,311
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	8,551,000	8,387,390
Sinopharm Group Co Ltd ‘H’	4,534,400	11,370,529
Tsingtao Brewery Co Ltd ‘H’	738,000	5,619,204

		31,013,434

Colombia - 1.1%

Almacenes Exito SA	523,922	8,965,234
Almacenes Exito SA GDR ~	543,772	9,396,108

		18,361,342

	Shares	Value
Denmark - 1.9%

Carlsberg AS ‘B’	315,050	$32,453,114

Egypt - 0.5%

Commercial International Bank SAE	1,448,191	8,037,328

France - 1.2%

LVMH Moet Hennessy Louis Vuitton SA	46,700	9,203,839
Pernod Ricard SA	95,160	11,823,398

		21,027,237

Hong Kong - 5.0%

AIA Group Ltd	3,788,600	17,835,657
CNOOC Ltd	10,581,000	21,384,323
Hang Lung Group Ltd	1,335,000	7,070,169
Hang Lung Properties Ltd	7,822,000	26,697,144
Hong Kong Exchanges & Clearing Ltd	781,634	12,527,514

		85,514,807

India - 12.3%

Ambuja Cements Ltd	2,571,553	7,482,547
Apollo Hospitals Enterprise Ltd	546,468	8,105,233
Asian Paints Ltd	939,893	6,874,674
Cipla Ltd	1,461,683	10,096,072
Colgate-Palmolive India Ltd	346,920	6,875,806
DLF Ltd	3,488,142	7,096,577
HDFC Bank Ltd ADR	366,680	11,286,410
Hindustan Unilever Ltd	735,669	7,362,954
Housing Development Finance Corp	2,861,419	34,616,423
ICICI Bank Ltd ADR	618,200	18,842,736
Infosys Ltd	629,213	30,253,153
Marico Ltd	1,288,813	4,438,211
Sun Pharmaceutical Industries Ltd	638,451	6,035,278
Tata Consultancy Services Ltd	538,682	16,545,326
Ultratech Cement Ltd	427,215	12,274,742
United Spirits Ltd	188,538	7,631,165
Zee Entertainment Enterprises Ltd	4,603,488	16,901,903

		212,719,210

Indonesia - 1.8%

P.T. Astra International Tbk	35,948,700	20,044,705
P.T. Indocement Tunggal Prakarsa Tbk	2,149,500	3,335,776
P.T. Semen Indonesia Persero Tbk	3,009,000	3,382,127
P.T. Unilever Indonesia Tbk	1,558,500	4,062,707

		30,825,315

Italy - 2.2%

Prada SPA	2,319,900	21,896,888
Saipem SPA	382,261	8,311,869
Salvatore Ferragamo SPA	211,574	7,298,792

		37,507,549

Luxembourg - 1.7%

Tenaris SA ADR	634,150	29,665,537

Malaysia - 1.2%

Genting Bhd	6,524,400	20,825,118

Mexico - 4.9%

America Movil SAB de CV ‘L’ ADR	1,446,330	28,651,797
Fomento Economico Mexicano SAB de CV	2,077,000	20,151,954
Grupo Financiero Banorte SAB de CV ‘O’	794,524	4,950,638
Grupo Financiero Inbursa SAB de CV ‘O’	3,959,973	9,045,662
Grupo Televisa SAB ADR	750,560	20,978,152

		83,778,203

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Netherlands - 3.2%

Heineken NV	273,277	$19,351,885
Yandex NV ‘A’ *	995,320	36,249,554

		55,601,439

Nigeria - 0.9%

Guaranty Trust Bank PLC	24,498,433	3,812,808
Nigerian Breweries PLC	7,757,581	7,936,759
Zenith Bank PLC	31,201,633	3,865,501

		15,615,068

Panama - 0.2%

InRetail Peru Corp * ~ +	225,290	3,584,927

Philippines - 2.1%

Jollibee Foods Corp	2,451,898	9,437,844
SM Investments Corp	768,493	13,781,960
SM Prime Holdings Inc	35,565,375	13,102,272

		36,322,076

Russia - 4.5%

Magnit OJSC (RTS)	142,631	36,153,524
NovaTek OAO GDR (LI)	313,666	41,484,240

		77,637,764

Singapore - 0.4%

CapitaMalls Asia Ltd	4,852,000	7,564,081

South Africa - 1.3%

MTN Group Ltd	931,758	18,184,989
Shoprite Holdings Ltd	236,739	3,893,808

		22,078,797

South Korea - 2.8%

NAVER Corp	71,827	37,260,721
NHN Entertainment Corp *	27,139	2,979,880
Shinsegae Co Ltd	34,302	7,376,636

		47,617,237

Switzerland - 1.1%

Cie Financiere Richemont SA ‘A’	183,547	18,343,137

Taiwan - 1.7%

Taiwan Semiconductor Manufacturing Co Ltd	8,437,376	28,687,978

Thailand - 0.8%

CP ALL PCL	11,806,300	13,314,846

Turkey - 2.5%

Anadolu Efes Biracilik Ve Malt Sanayii AS	705,480	8,174,012
BIM Birlesik Magazalar AS	408,271	8,410,490
Haci Omer Sabanci Holding AS	3,985,625	19,270,415
Turkiye Garanti Bankasi AS	1,977,084	7,796,333

		43,651,250

United Arab Emirates - 0.9%

DP World Ltd (LON)	793,575	12,847,194
DP World Ltd (NASDAQ)	168,843	2,726,814

		15,574,008

	Shares	Value
United Kingdom - 8.1%

Anglo American PLC	766,395	$18,846,316
BG Group PLC	869,950	16,630,262
Diageo PLC	323,400	10,276,563
Genel Energy PLC *	425,530	6,472,961
Glencore Xstrata PLC *	4,238,560	23,120,598
SABMiller PLC	396,560	20,215,064
Tullow Oil PLC	1,586,126	26,314,612
Unilever PLC	450,013	17,380,263

		139,256,639

United States - 0.7%

MercadoLibre Inc	90,010	12,143,249

Total Common Stocks (Cost $1,320,435,748)		1,560,973,265

EQUITY-LINKED STRUCTURED SECURITIES - 0.2%

Vietnam - 0.2%

Vietnam Dairy Products JSC Exp. 01/29/14 *	535,500	3,578,611

Total Equity-Linked Structured Securities (Cost $2,671,335)		3,578,611

	Principal Amount

SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $63,787,121; collateralized by U.S. Treasury Notes: 1.500% due 06/30/16 and value $65,067,653)	$63,787,121	63,787,121

Total Short-Term Investment (Cost $63,787,121)		63,787,121

TOTAL INVESTMENTS - 99.9% (Cost $1,476,786,929)		1,721,171,418

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,523,672

NET ASSETS - 100.0%		$1,722,695,090

Notes to Schedule of Investments

(a)	As of September 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	20.7%
Information Technology	18.5%
Financials	16.9%
Consumer Discretionary	15.6%
Energy	11.0%
Materials	4.8%
Short-Term Investment	3.7%
Health Care	3.0%
Industrials	3.0%
Others (each less than 3.0%)	2.7%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment with a value of $3,584,927 or 0.2% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$92,832,421	$92,832,421	$-	$-
	Common Stocks
	Bermuda	10,361,851	135,400	10,226,451	-
	Brazil	114,358,710	114,358,710	-	-
	Cayman	269,639,505	157,917,522	111,721,983	-
	Chile	17,892,509	17,892,509	-	-
	China	31,013,434	-	31,013,434	-
	Colombia	18,361,342	8,965,234	9,396,108	-
	Denmark	32,453,114	-	32,453,114	-
	Egypt	8,037,328	-	8,037,328	-
	France	21,027,237	-	21,027,237	-
	Hong Kong	85,514,807	-	85,514,807	-
	India	212,719,210	30,129,146	182,590,064	-
	Indonesia	30,825,315	-	30,825,315	-
	Italy	37,507,549	-	37,507,549	-
	Luxembourg	29,665,537	29,665,537	-	-
	Malaysia	20,825,118	-	20,825,118	-
	Mexico	83,778,203	83,778,203	-	-
	Netherlands	55,601,439	36,249,554	19,351,885	-
	Nigeria	15,615,068	15,615,068	-	-
	Panama	3,584,927	-	-	3,584,927
	Philippines	36,322,076	-	36,322,076	-
	Russia	77,637,764	3,133,140	74,504,624	-
	Singapore	7,564,081	-	7,564,081	-
	South Africa	22,078,797	-	22,078,797	-
	South Korea	47,617,237	2,979,880	44,637,357	-
	Switzerland	18,343,137	-	18,343,137	-
	Taiwan	28,687,978	-	28,687,978	-
	Thailand	13,314,846	-	13,314,846	-
	Turkey	43,651,250	-	43,651,250	-
	United Arab Emirates	15,574,008	15,574,008	-	-
	United Kingdom	139,256,639	-	139,256,639	-
	United States	12,143,249	12,143,249	-	-

		1,560,973,265	528,537,160	1,028,851,178	3,584,927
	Equity-Linked Structured Securities	3,578,611	-	3,578,611	-
	Short-Term Investment	63,787,121	-	63,787,121	-

	Total	$1,721,171,418	$621,369,581	$1,096,216,910	$3,584,927

During the nine-month period ended September 30, 2013, investments with a total aggregate value of $115,376,031 were transferred from Level 2 to Level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, an investment with a value of $3,584,927 was transferred from Level 2 to Level 3 due to an unobservable liquidity discount being applied to the fair value of the investment.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

United Kingdom - 0.1%

Barclays PLC Exp. 10/02/13 *	1,637,138	$2,140,169

Total Rights (Cost $0)		2,140,169

PREFERRED STOCKS - 0.9%

Brazil - 0.9%

Itau Unibanco Holding SA ADR	1,411,965	19,936,945

Total Preferred Stocks (Cost $21,294,046)		19,936,945

COMMON STOCKS - 97.6%

Australia - 0.5%

QBE Insurance Group Ltd	833,371	11,408,311

Bermuda - 1.5%

Li & Fung Ltd	22,116,400	32,230,389

Brazil - 0.5%

BM&FBovespa SA	1,532,800	8,562,047
Tim Participacoes SA ADR	106,256	2,504,454

		11,066,501

Canada - 4.0%

Canadian National Railway Co (NYSE)	489,675	49,638,355
Shoppers Drug Mart Corp	231,320	13,321,588
Valeant Pharmaceuticals International Inc (NYSE) *	222,190	23,181,083

		86,141,026

Czech Republic - 0.3%

Komercni Banka AS	32,220	7,173,621

France - 13.4%

Air Liquide SA	319,521	44,514,008
Danone SA	594,723	44,778,970
Dassault Systemes SA	93,333	12,470,193
GDF Suez	777,758	19,548,708
Legrand SA	513,645	28,533,849
LVMH Moet Hennessy Louis Vuitton SA	237,881	46,882,622
Pernod Ricard SA	361,567	44,923,817
Schneider Electric SA	553,562	46,838,461

		288,490,628

Germany - 10.8%

Bayer AG	707,828	83,462,978
Beiersdorf AG	339,759	30,170,039
Linde AG	267,165	52,943,771
Merck KGaA	208,836	32,591,117
SAP AG	466,305	34,465,553

		233,633,458

Hong Kong - 2.0%

AIA Group Ltd	5,451,900	25,666,004
China Unicom Ltd	10,586,000	16,466,181

		42,132,185

	Shares	Value
India - 1.0%

ICICI Bank Ltd ADR	703,538	$21,443,838

Israel - 0.6%

Check Point Software Technologies Ltd *	227,667	12,876,845

Italy - 0.5%

Saipem SPA	526,992	11,458,895

Japan - 12.1%

Canon Inc	383,800	12,264,882
Denso Corp	931,600	43,648,026
FANUC Corp	156,700	25,912,864
Honda Motor Co Ltd	1,296,700	49,553,813
Hoya Corp	1,188,100	28,144,816
Inpex Corp	2,170,000	25,651,573
Kyocera Corp	332,600	17,720,812
Lawson Inc	287,500	22,566,220
Shin-Etsu Chemical Co Ltd	589,100	36,166,335

		261,629,341

Netherlands - 8.8%

Akzo Nobel NV	528,562	34,746,351
Heineken NV	680,556	48,193,010
ING Groep NV CVA *	4,492,220	50,974,245
Randstad Holding NV	1,004,005	56,575,668

		190,489,274

Russia - 0.5%

Sberbank of Russia ADR (LON)	648,311	7,812,975
Sberbank of Russia ADR (OTC)	163,416	1,965,895

		9,778,870

Singapore - 1.7%

DBS Group Holdings Ltd	2,120,000	27,765,771
Singapore Telecommunications Ltd Board Lot 10	3,014,680	9,016,466

		36,782,237

South Korea - 0.9%

Samsung Electronics Co Ltd	15,472	19,589,161

Spain - 2.3%

Amadeus IT Holding SA ‘A’	1,088,651	38,634,310
Banco Santander SA	1,457,723	11,950,223

		50,584,533

Sweden - 1.1%

Hennes & Mauritz AB ‘B’	544,759	23,692,821

Switzerland—10.9%

Julius Baer Group Ltd	674,357	31,479,714
Kuehne + Nagel International AG	99,745	13,065,921
Nestle SA	990,243	69,358,726
Roche Holding AG (XVTX)	154,853	41,772,787
Sonova Holding AG	129,607	16,108,600
Swiss Re AG	232,263	19,211,860
UBS AG (XVTX)	2,143,673	43,855,548

		234,853,156

Taiwan - 2.3%

Hon Hai Precision Industry Co Ltd	6,479,077	16,614,591
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,901,424	32,248,151

		48,862,742

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
United Kingdom - 21.0%

Barclays PLC	6,548,551	$28,174,726
BG Group PLC	1,708,676	32,663,635
Compass Group PLC	3,755,541	51,631,118
Delphi Automotive PLC	503,855	29,435,209
Diageo PLC	1,254,070	39,850,123
Hays PLC	6,392,017	12,269,074
HSBC Holdings PLC (LI)	6,061,748	65,692,464
Reckitt Benckiser Group PLC	448,846	32,843,937
Rio Tinto PLC	712,336	34,886,031
Smiths Group PLC	1,124,139	25,446,993
Standard Chartered PLC	2,057,886	49,357,825
WPP PLC	2,442,955	50,292,451

		452,543,586

United States - 0.9%

Yum! Brands Inc	265,130	18,927,631

Total Common Stocks (Cost $1,608,148,921)		2,105,789,049

	Principal Amount

SHORT-TERM INVESTMENTS - 1.1%

Commercial Paper - 1.0%

General Electric Capital Corp 0.030% due 10/01/13	$19,226,000	19,226,000
HSBC USA Inc 0.051% due 10/01/13	1,762,000	1,762,000

		20,988,000

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $1,593,776; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $1,628,875)	1,593,776	1,593,776

Total Short-Term Investments (Cost $22,581,776)		22,581,776

TOTAL INVESTMENTS - 99.7% (Cost $1,652,024,743)		2,150,447,939

OTHER ASSETS & LIABILITIES, NET - 0.3%		6,641,361

NET ASSETS - 100.0%		$2,157,089,300

Notes to Schedule of Investments

(a)	As of September 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.1%
Consumer Discretionary	16.1%
Consumer Staples	16.0%
Industrials	12.0%
Information Technology	10.4%
Materials	9.4%
Health Care	9.1%
Energy	3.2%
Others (each less than 3.0%)	3.4%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$2,140,169	$2,140,169	$-	$-
	Preferred Stocks (1)	19,936,945	19,936,945	-	-
	Common Stocks
	Australia	11,408,311	-	11,408,311	-
	Bermuda	32,230,389	-	32,230,389	-
	Brazil	11,066,501	11,066,501	-	-
	Canada	86,141,026	86,141,026	-	-
	Czech Republic	7,173,621	-	7,173,621	-
	France	288,490,628	-	288,490,628	-
	Germany	233,633,458	-	233,633,458	-
	Hong Kong	42,132,185	-	42,132,185	-
	India	21,443,838	21,443,838	-	-
	Israel	12,876,845	12,876,845	-	-
	Italy	11,458,895	-	11,458,895	-
	Japan	261,629,341	-	261,629,341	-
	Netherlands	190,489,274	-	190,489,274	-
	Russia	9,778,870	1,965,895	7,812,975	-
	Singapore	36,782,237	-	36,782,237	-
	South Korea	19,589,161	-	19,589,161	-
	Spain	50,584,533	-	50,584,533	-
	Sweden	23,692,821	-	23,692,821	-
	Switzerland	234,853,156	-	234,853,156	-
	Taiwan	48,862,742	32,248,151	16,614,591	-
	United Kingdom	452,543,586	29,435,209	423,108,377	-
	United States	18,927,631	18,927,631	-	-

		2,105,789,049	214,105,096	1,891,683,953	-
	Short-Term Investments	22,581,776	-	22,581,776	-

	Total	$2,150,447,939	$236,182,210	$1,914,265,729	$-

(1) For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

United Kingdom - 0.0%

Soco International PLC Exp. 10/14/13 *	525,800	$340,487

Total Rights (Cost $338,268)		340,487

PREFERRED STOCKS - 0.3%

Brazil - 0.3%

Cia Energetica de Sao Paulo ‘B’	369,750	3,945,580

Total Preferred Stocks (Cost $3,755,366)		3,945,580

COMMON STOCKS - 97.4%

Australia - 5.4%

Arrium Ltd	3,109,700	3,540,728
Australand Property Group REIT	1,257,838	4,283,568
Beach Energy Ltd	2,020,690	2,517,281
Breville Group Ltd	428,534	3,498,511
Challenger Ltd	942,811	4,838,639
Commonwealth Property Office Fund REIT	4,181,538	4,447,911
Federation Centres Ltd REIT	1,353,267	2,880,171
Flight Centre Ltd	144,857	6,532,090
Grange Resources Ltd	4,091,556	725,462
iiNET Ltd	906,473	5,210,071
Investa Office Fund REIT	1,684,000	4,635,596
JB Hi-Fi Ltd	312,777	6,114,694
M2 Telecommunications Group Ltd	634,304	3,593,409
Mount Gibson Iron Ltd	2,685,729	1,844,341
OrotonGroup Ltd	94,014	515,672
Paladin Energy Ltd *	3,627,116	1,641,397
PanAust Ltd	1,463,872	2,884,392
Perseus Mining Ltd *	1,549,464	819,291
Resolute Mining Ltd	1,740,405	1,059,537
Spark Infrastructure Group	4,059,754	6,287,558
TPG Telecom Ltd	1,542,110	6,244,217

		74,114,536

Austria - 0.6%

ams AG	20,830	1,982,324
Oesterreichische Post AG	133,194	6,055,072

		8,037,396

Belgium - 0.5%

Barco NV	35,700	2,825,496
Bekaert NV	107,800	4,028,763

		6,854,259

Bermuda - 0.4%

Hiscox Ltd	483,168	5,077,864

Canada - 6.9%

Aimia Inc	226,400	3,945,323
Alamos Gold Inc	152,100	2,362,604
Argonaut Gold Inc *	289,800	1,693,700
Artis REIT	194,000	2,676,317
B2Gold Corp *	834,700	2,082,597
Calfrac Well Services Ltd	108,125	3,285,581
Canadian Apartment Properties REIT	106,200	2,110,494
Canyon Services Group Inc	269,900	3,076,187
Cogeco Cable Inc	103,600	4,871,981
Cominar REIT	198,700	3,713,388

	Shares	Value
Constellation Software Inc	27,450	$4,839,760
Empire Co Ltd ‘A’	51,000	3,682,219
Enerflex Ltd	342,800	4,622,583
Ensign Energy Services Inc	192,400	3,294,923
Gluskin Sheff + Associates Inc	197,600	3,641,035
Methanex Corp (TSE)	102,600	5,267,208
Nevsun Resources Ltd	696,300	2,217,236
Norbord Inc	76,900	2,241,937
Pacific Rubiales Energy Corp	114,300	2,257,038
Parkland Fuel Corp	328,400	5,805,703
Primero Mining Corp *	409,200	2,228,641
Sandvine Corp *	1,268,100	2,523,766
ShawCor Ltd	103,000	4,343,789
TELUS Corp	116,800	3,871,222
The Jean Coutu Group PJC Inc ‘A’	234,000	4,132,285
TransGlobe Energy Corp *	269,800	2,116,386
Trinidad Drilling Ltd	379,900	3,669,730
West Fraser Timber Co Ltd	38,700	3,482,455

		94,056,088

Cayman - 0.5%

AMVIG Holdings Ltd	2,232,000	950,094
China Wireless Technologies Ltd	856,000	343,787
Hutchison Telecommunications Hong Kong Holdings Ltd	7,624,000	3,296,147
Polarcus Ltd *	3,842,293	2,450,781

		7,040,809

China - 0.3%

Angang Steel Co Ltd *	6,942,000	4,132,036

Denmark - 2.4%

GN Store Nord AS	260,000	5,469,310
Jyske Bank AS *	60,642	3,011,280
Pandora AS	199,614	8,271,623
Royal UNIBREW AS	41,465	4,926,479
Topdanmark AS *	195,760	5,041,618
Tryg AS	58,297	5,365,754

		32,086,064

Finland - 1.4%

Amer Sports OYJ	255,000	5,174,627
Huhtamaki OYJ	226,304	4,847,393
Pohjola Bank PLC ‘A’	303,501	5,043,848
Tieto OYJ	179,523	3,836,103

		18,901,971

France - 4.5%

Cap Gemini SA	199,907	11,897,987
CNP Assurances	338,418	6,099,497
Imerys SA	59,981	4,191,591
Ipsen SA	64,288	2,472,860
Legrand SA	473	26,276
Mercialys SA REIT	205,048	4,108,197
Plastic Omnium SA	294,867	7,460,201
Publicis Groupe SA	53,025	4,220,843
SCOR SE	200,855	6,655,886
Technicolor SA *	715,753	3,748,494
Valeo SA	117,457	10,029,829

		60,911,661

Germany - 7.0%

Aurubis AG	60,718	3,681,271
Duerr AG	124,148	9,130,460
Freenet AG *	284,543	6,884,849
GEA Group AG	174,984	7,184,797
Gerresheimer AG	88,632	5,312,584
Hannover Rueck SE	113,372	8,338,035
Heidelberger Druckmaschinen AG *	1,571,100	4,227,279

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Infineon Technologies AG	301,748	$3,018,741
Kloeckner & Co SE *	179,800	2,437,495
Krones AG	42,543	3,618,877
KUKA AG	79,758	3,455,770
Nordex SE *	276,800	4,052,434
NORMA Group AG	85,500	4,122,946
ProSiebenSat.1 Media AG	206,156	8,751,292
Rhoen Klinikum AG	187,600	4,821,603
Stada Arzneimittel AG	122,400	6,205,778
United Internet AG	134,857	5,110,406
Wincor Nixdorf AG	88,700	5,541,299

		95,895,916

Greece – 0.2%

Public Power Corp SA	294,467	3,337,880

Hong Kong - 1.3%

Dah Sing Banking Group Ltd	2,295,928	4,090,025
Melco International Development Ltd	2,640,000	7,056,021
PCCW Ltd	5,796,000	2,561,744
Techtronic Industries Co	1,586,500	4,142,084

		17,849,874

Ireland - 1.6%

DCC PLC	135,836	5,558,195
Grafton Group PLC	310,900	2,937,323
Paddy Power PLC	47,383	3,793,447
Smurfit Kappa Group PLC	294,395	6,721,253
UDG Healthcare PLC	419,051	2,172,384

		21,182,602

Italy - 2.7%

Ansaldo STS SPA	347,149	3,217,760
Banca Generali SPA	190,617	4,314,867
Brembo SPA	297,348	7,752,341
Credito Emiliano SPA	58,925	359,951
De’Longhi SPA	259,182	3,965,652
Gtech SPA	261,706	7,474,247
MARR SPA	119,128	1,620,519
Mediolanum SPA	1,056,219	7,679,856

		36,385,193

Japan - 21.9%

Ain Pharmaciez Inc	46,500	1,966,873
Alfresa Holdings Corp	105,400	5,447,344
Avex Group Holdings Inc	145,700	4,253,269
Bando Chemical Industries Ltd	429,000	1,704,424
Cawachi Ltd	12,200	242,060
Century Tokyo Leasing Corp	122,200	3,848,734
COOKPAD Inc	151,200	5,657,209
Daicel Corp	823,000	7,443,337
Daikyo Inc	1,324,000	4,232,593
Daiwabo Holdings Co Ltd	1,398,000	2,582,030
DIC Corp	2,470,000	6,845,184
Eiken Chemical Co Ltd	194,500	3,641,120
Enplas Corp	57,300	3,646,313
Fuji Oil Co Ltd	247,900	4,311,758
Fujisash Co Ltd *	1,072,800	3,113,617
Haseko Corp *	906,000	6,531,165
Higashi Nihon House Co Ltd	847,000	5,488,366
Hino Motors Ltd	421,000	6,239,028
Hitachi Capital Corp	265,800	6,435,664
Idemitsu Kosan Co Ltd	44,700	3,876,777
Japan Airlines Co Ltd	90,300	5,473,034
Japan Aviation Electronics Industry Ltd	316,000	3,663,355
Kakaku.com Inc	357,860	8,376,877
Kanamoto Co Ltd	277,000	7,591,237
Kyoei Steel Ltd	170,700	3,123,601
KYORIN Holdings Inc	186,000	3,974,559

	Shares	Value
Kyowa Exeo Corp	322,400	$3,807,860
Mandom Corp	110,200	3,855,749
Matsumotokiyoshi Holdings Co Ltd	150,500	4,875,347
Meitec Corp	129,900	3,747,174
Misawa Homes Co Ltd	154,900	2,462,352
Mito Securities Co Ltd	534,000	2,893,368
Mitsubishi Gas Chemical Co Inc	472,000	3,977,583
Mitsubishi Steel Manufacturing Co Ltd	981,000	3,199,081
Moshi Moshi Hotline Inc	185,300	2,169,649
NEC Capital Solutions Ltd	121,500	2,961,854
Nichiha Corp	379,100	5,172,585
Nihon Unisys Ltd	640,400	5,529,104
Nippon Paint Co Ltd	295,000	4,723,592
Nishio Rent All Co Ltd	95,100	2,658,679
Nissei Build Kogyo Co Ltd	1,201,000	2,378,449
Nisshin Steel Holdings Co Ltd	232,300	3,085,444
North Pacific Bank Ltd	930,900	3,924,685
Oenon Holdings Inc	123,000	314,238
Otsuka Corp	32,300	4,127,801
PanaHome Corp	364,000	2,401,442
Raysum Co Ltd *	1,733	2,995,627
Seikitokyu Kogyo Co Ltd *	2,420,000	3,321,430
Seino Holdings Co Ltd	401,000	4,104,748
Shinko Electric Industries Co Ltd	563,000	5,938,003
Ship Healthcare Holdings Inc	123,300	4,813,438
Showa Corp	549,000	7,407,310
Sohgo Security Services Co Ltd	154,900	3,105,674
Sojitz Corp	2,349,400	4,615,108
Sundrug Co Ltd	74,100	3,704,416
Takara Leben Co Ltd	1,241,600	4,265,533
TBK Co Ltd	109,000	610,422
tella Inc	168,900	5,882,854
Temp Holdings Co Ltd	170,400	4,322,410
The Higo Bank Ltd	242,000	1,420,511
The Keiyo Bank Ltd	739,000	3,890,440
The Musashino Bank Ltd	67,400	2,469,500
The Okinawa Electric Power Co Inc	72,300	2,499,663
Toho Holdings Co Ltd	152,700	2,791,016
Tosoh Corp	1,465,000	6,059,762
Touei Housing Corp	213,900	5,040,756
Toyo Tire & Rubber Co Ltd	1,157,000	7,007,365
Toyoda Gosei Co Ltd	161,400	3,989,849
Toyota Boshoku Corp	328,600	4,416,404
TS Tech Co Ltd	141,600	5,596,344
Tsuruha Holdings Inc	57,400	5,067,283
West Holdings Corp	227,100	3,182,388
Yamatane Corp	1,356,000	2,661,367

		299,155,185

Luxembourg - 0.1%

AZ Electronic Materials SA	369,900	1,768,358

Malaysia - 0.4%

POS Malaysia Bhd	2,917,100	4,815,180

Multi-National - 0.2%

HKT Trust & HKT Ltd	3,081,000	2,895,933

Netherlands - 1.4%

Arcadis NV	105,145	3,007,646
CSM	216,645	5,246,259
Nutreco NV	72,400	3,783,149
SBM Offshore NV *	372,900	7,390,495

		19,427,549

New Zealand - 0.5%

Telecom Corp of New Zealand Ltd	3,251,712	6,279,978

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Norway - 0.7%

DNO International ASA *	2,642,500	$5,872,305
Fred Olsen Energy ASA	88,729	3,941,836

		9,814,141

Portugal - 0.2%

Zon Optimus SGPS SA	565,800	3,368,998

Singapore - 0.4%

Singapore Post Ltd	3,631,000	3,662,145
Vard Holdings Ltd *	2,710,000	1,881,067

		5,543,212

South Korea - 3.5%

Chong Kun Dang Pharm Corp	147,810	9,316,678
Daeduck GDS Co Ltd	208,570	4,069,493
Dongbu Insurance Co Ltd	72,800	3,131,891
Eugene Technology Co Ltd	167,709	2,866,443
GS Home Shopping Inc	15,289	3,532,350
Hanwha Corp	115,190	4,063,649
Humax Co Ltd	264,489	3,063,012
Korea District Heating Corp	37,055	3,413,890
LG International Corp	70,560	2,125,567
LIG Insurance Co Ltd	150,310	3,412,095
LOTTE Himart Co Ltd	75,644	5,625,840
Meritz Fire & Marine Insurance Co Ltd	266,300	3,420,667

		48,041,575

Spain - 2.1%

Bolsas y Mercados Espanoles SA	177,378	5,642,308
Distribuidora Internacional de Alimentacion SA	1,051,789	9,156,630
Duro Felguera SA	416,686	2,856,419
Ence Energia y Celulosa SA	983,246	3,432,429
Gamesa Corp Tecnologica SA *	508,988	4,467,379
Red Electrica Corp SA	46,982	2,682,031

		28,237,196

Sweden - 2.4%

AarhusKarlshamn AB	110,745	6,920,177
AF AB ‘B’	107,029	3,497,809
Intrum Justitia AB	234,779	6,283,711
JM AB	162,700	4,735,201
Kungsleden AB	395,300	2,641,684
Meda AB ‘A’	434,436	5,226,433
Modern Times Group AB ‘B’	74,086	3,869,690

		33,174,705

Switzerland - 7.2%

Actelion Ltd	95,426	6,775,484
Baloise Holding AG	50,806	5,618,199
Basilea Pharmaceutica	32,200	2,770,611
Bucher Industries AG	17,445	4,467,589
EMS-Chemie Holding AG	10,581	3,739,765
Forbo Holding AG	6,200	4,709,752
Galenica AG	6,112	5,173,397
GAM Holding AG	255,290	4,605,791
Georg Fischer AG	9,499	5,779,204
Givaudan SA	6,102	8,925,796
Helvetia Holding AG	12,428	5,503,565
Lindt & Spruengli AG	1,929	7,918,089
Lonza Group AG	42,352	3,466,655
OC Oerlikon Corp AG	455,862	6,090,396
Schindler Holding AG	60,705	9,127,164
Swiss Life Holding AG	36,300	6,872,299
Temenos Group AG	171,577	4,219,559
Vontobel Holding AG	81,297	3,167,492

		98,930,807

	Shares	Value
Thailand - 0.4%

Sino Thai Engineering & Construction PCL NVDR	6,623,000	$4,823,222

United Kingdom - 20.0%

3i Group PLC	1,343,880	7,917,349
Aberdeen Asset Management PLC	540,390	3,313,792
Afren PLC *	1,662,819	3,724,231
Amlin PLC	208,918	1,371,673
Ashmore Group PLC	642,449	4,067,502
Ashtead Group PLC	514,548	5,137,157
Aveva Group PLC	125,298	5,270,984
Babcock International Group PLC	384,737	7,446,863
Barratt Developments PLC *	422,046	2,108,499
Beazley PLC	2,962,101	10,059,504
Bellway PLC	384,799	8,200,897
Berendsen PLC	268,000	3,941,274
Berkeley Group Holdings PLC	242,129	8,133,743
Bodycote PLC	716,308	7,539,498
Cairn Energy PLC *	1,299,800	5,520,704
Close Brothers Group PLC	390,964	7,401,402
Cobham PLC	1,401,906	6,517,805
De La Rue PLC	267,843	4,309,651
Dixons Retail PLC *	9,615,074	7,267,090
DS Smith PLC	1,426,676	6,654,191
easyJet PLC	526,081	10,866,553
Elementis PLC	712,245	2,763,666
Evraz PLC *	1,016,675	2,108,064
Ferrexpo PLC	850,392	2,444,884
Firstgroup PLC	1,220,613	2,362,346
Go-Ahead Group PLC	186,593	5,069,827
Hays PLC	3,104,500	5,958,892
Home Retail Group PLC	1,305,348	3,556,503
IG Group Holdings PLC	908,867	8,520,902
IMI PLC	251,292	5,921,488
International Personal Finance PLC	429,206	4,242,366
Jupiter Fund Management PLC	607,763	3,612,083
Laird PLC	735,110	2,626,351
London Stock Exchange Group PLC	340,633	8,476,134
Micro Focus International PLC	537,786	6,600,973
Mondi PLC	570,699	9,639,944
Next PLC	90,255	7,546,587
Northgate PLC	690,681	4,809,001
Pace PLC	937,667	3,855,036
Persimmon PLC *	221,346	3,891,527
QinetiQ Group PLC	1,538,861	4,776,791
Rexam PLC	634,050	4,941,909
Rightmove PLC	207,228	7,957,859
RPC Group PLC	339,408	2,501,046
Senior PLC	484,788	2,125,472
SIG PLC	1,856,403	5,580,825
Soco International PLC *	525,800	3,350,598
St James’s Place PLC	432,922	4,312,999
Stagecoach Group PLC	616,971	3,257,555
Synthomer PLC	730,400	2,817,606
Taylor Wimpey PLC	6,714,749	10,933,182

		273,332,778

United States - 0.3%

Gran Tierra Energy Inc *	619,800	4,398,561

Total Common Stocks (Cost $1,023,601,443)		1,329,871,527

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $26,472,555; collateralized by Fannie Mae: 0.875% due 05/21/18 and value $17,211,288; and U.S. Treasury Notes: 3.125% due 05/15/19 and value $9,793,493)	$26,472,555	$26,472,555

Total Short-Term Investment (Cost $26,472,555)		26,472,555

TOTAL INVESTMENTS - 99.6% (Cost $1,054,167,632)		1,360,630,149

OTHER ASSETS & LIABILITIES, NET - 0.4%		4,912,565

NET ASSETS - 100.0%		$1,365,542,714

Notes to Schedule of Investments

(a)	As of September 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Industrials	19.7%
Consumer Discretionary	19.0%
Financials	17.7%
Materials	11.2%
Information Technology	8.1%
Health Care	6.3%
Energy	5.6%
Consumer Staples	5.4%
Others (each less than 3.0%)	6.6%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$340,487	$340,487	$-	$-
	Preferred Stocks (1)	3,945,580	3,945,580	-	-
	Common Stocks
	Australia	74,114,536	-	74,114,536	-
	Austria	8,037,396	-	8,037,396	-
	Belgium	6,854,259	-	6,854,259	-
	Bermuda	5,077,864	-	5,077,864	-
	Canada	94,056,088	94,056,088	-	-
	Cayman	7,040,809	-	7,040,809	-
	China	4,132,036	-	4,132,036	-
	Denmark	32,086,064	-	32,086,064	-
	Finland	18,901,971	-	18,901,971	-
	France	60,911,661	-	60,911,661	-
	Germany	95,895,916	-	95,895,916	-
	Greece	3,337,880	-	3,337,880	-
	Hong Kong	17,849,874	-	17,849,874	-
	Ireland	21,182,602	-	21,182,602	-
	Italy	36,385,193	-	36,385,193	-
	Japan	299,155,185	-	299,155,185	-
	Luxembourg	1,768,358	-	1,768,358	-
	Malaysia	4,815,180	-	4,815,180	-
	Multi-National	2,895,933	-	2,895,933	-
	Netherlands	19,427,549	-	19,427,549	-
	New Zealand	6,279,978	-	6,279,978	-
	Norway	9,814,141	-	9,814,141	-
	Portugal	3,368,998	-	3,368,998	-
	Singapore	5,543,212	-	5,543,212	-
	South Korea	48,041,575	-	48,041,575	-
	Spain	28,237,196	-	28,237,196	-
	Sweden	33,174,705	-	33,174,705	-
	Switzerland	98,930,807	-	98,930,807	-
	Thailand	4,823,222	-	4,823,222	-
	United Kingdom	273,332,778	-	273,332,778	-
	United States	4,398,561	4,398,561	-	-

		1,329,871,527	98,454,649	1,231,416,878	-
	Short-Term Investment	26,472,555	-	26,472,555	-

	Total	$1,360,630,149	$102,740,716	$1,257,889,433	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

United Kingdom - 0.1%

Barclays PLC Exp. 10/02/13 *	1,183,991	$1,547,787

Total Rights (Cost $0)		1,547,787

PREFERRED STOCKS - 1.4%

Germany - 1.4%

Volkswagen AG	100,603	23,713,361

Total Preferred Stocks (Cost $18,156,390)		23,713,361

COMMON STOCKS - 97.1%

Australia - 2.3%

Australia & New Zealand Banking Group Ltd	995,496	28,607,605
Goodman Group REIT	2,043,449	9,309,523

		37,917,128

Belgium - 1.4%

Solvay SA	149,597	22,438,595

Brazil - 0.6%

Cia Energetica de Minas Gerais ADR	1,154,941	9,978,690

Canada - 0.5%

First Quantum Minerals Ltd	427,482	7,959,910

China - 1.4%

China Construction Bank Corp ‘H’	10,400,000	8,033,881
China Shenhua Energy Co Ltd ‘H’	4,851,500	14,736,016

		22,769,897

Denmark - 1.0%

Danske Bank AS *	791,503	17,036,474

Finland - 0.9%

UPM-Kymmene OYJ	1,015,049	14,052,540

France - 14.4%

AXA SA	1,224,130	28,408,633
BNP Paribas SA	538,971	36,480,654
Cie de St-Gobain	528,096	26,163,422
Electricite de France SA	692,611	21,913,348
GDF Suez	437,382	10,993,462
Lafarge SA	187,113	13,032,782
Sanofi	245,405	24,886,176
Schneider Electric SA	288,051	24,372,817
Societe Generale SA	500,526	24,962,317
Sodexo	188,259	17,576,533
Suez Environnement Co	457,320	7,419,998

		236,210,142

Germany - 8.6%

Allianz SE	153,123	24,071,508
BASF SE	263,227	25,273,798
Bayer AG	268,533	31,663,856

	Shares	Value
Daimler AG (XETR)	260,203	$20,281,748
Deutsche Telekom AG	1,826,145	26,487,673
Metro AG	338,617	13,434,879

		141,213,462

Hong Kong - 2.8%

China Overseas Land & Investment Ltd	3,476,000	10,251,434
Hutchison Whampoa Ltd	1,851,000	22,238,037
Wharf Holdings Ltd	1,539,000	13,344,133

		45,833,604

India - 0.5%

ICICI Bank Ltd ADR	255,430	7,785,507

Italy - 4.0%

Assicurazioni Generali SPA	721,561	14,413,827
Eni SPA	1,531,790	35,316,274
Intesa Sanpaolo SPA	7,675,552	15,858,398

		65,588,499

Japan - 23.6%

Bridgestone Corp	400,600	14,663,973
Daiwa House Industry Co Ltd	739,000	13,856,343
East Japan Railway Co	189,600	16,343,188
Hitachi Ltd	4,310,000	28,538,140
Honda Motor Co Ltd	456,000	17,426,189
Japan Tobacco Inc	633,100	22,859,969
Kawasaki Heavy Industries Ltd	3,491,000	15,197,680
Mitsubishi UFJ Financial Group Inc	5,413,100	34,724,218
Mitsui Fudosan Co Ltd	480,000	16,223,649
Nitto Denko Corp	253,800	16,628,005
Nomura Holdings Inc	1,469,200	11,472,503
ORIX Corp	1,729,400	28,304,544
Otsuka Holdings Co Ltd	255,100	7,406,006
Ricoh Co Ltd	1,044,000	12,087,374
Seven & I Holdings Co Ltd	545,200	19,970,119
Softbank Corp	134,900	9,375,193
Sumitomo Corp	935,600	12,635,672
Sumitomo Electric Industries Ltd	1,010,600	14,670,004
Sumitomo Mitsui Financial Group Inc	599,900	29,123,928
Toyota Motor Corp	499,100	32,007,851
Yamato Holdings Co Ltd	648,900	14,670,180

		388,184,728

Netherlands - 3.4%

ASML Holding NV	213,751	21,081,711
European Aeronautic Defence & Space Co NV	310,655	19,800,957
ING Groep NV CVA *	1,258,111	14,276,072

		55,158,740

Norway - 1.0%

Telenor ASA	701,498	16,033,107

South Korea - 0.8%

Samsung Electronics Co Ltd	10,618	13,443,492

Spain - 2.0%

Iberdrola SA	1,629,788	9,502,874
Repsol SA	953,886	23,726,637

		33,229,511

Sweden - 2.0%

Electrolux AB ‘B’	480,892	12,493,294
Telefonaktiebolaget LM Ericsson ‘B’	1,579,101	21,032,402

		33,525,696

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Switzerland - 6.0%

Credit Suisse Group AG	399,629	$12,245,931
Novartis AG	403,886	31,045,005
Roche Holding AG (XVTX)	52,081	14,049,250
Swiss Re AG	354,215	29,299,238
UBS AG (XVTX)	612,504	12,530,689

		99,170,113

United Kingdom - 19.9%

Barclays PLC	4,735,964	20,376,185
BG Group PLC	974,170	18,622,567
Centrica PLC	2,734,525	16,380,398
HSBC Holdings PLC (LI)	4,612,425	49,985,840
InterContinental Hotels Group PLC	649,998	18,996,412
Kingfisher PLC	3,302,153	20,603,651
Pearson PLC	664,978	13,534,894
Prudential PLC	1,257,442	23,441,972
Rio Tinto PLC	488,901	23,943,498
Royal Dutch Shell PLC ‘A’ (LI)	1,475,665	48,743,415
SABMiller PLC	204,148	10,406,660
Tullow Oil PLC	618,064	10,253,986
Vodafone Group PLC	14,833,302	52,305,590

		327,595,068

Total Common Stocks (Cost $1,332,455,651)		1,595,124,903

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $10,122,719; collateralized by U.S. Treasury Notes: 0.625% - 0.750% due 11/30/17 - 02/28/18 and value $10,329,256)	$10,122,719	10,122,719

Total Short-Term Investment (Cost $10,122,719)		10,122,719

TOTAL INVESTMENTS - 99.2% (Cost $1,360,734,760)		1,630,508,770

OTHER ASSETS & LIABILITIES, NET - 0.8%		12,508,843

NET ASSETS - 100.0%		$1,643,017,613

Notes to Schedule of Investments

(a)	As of September 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	32.5%
Consumer Discretionary	11.7%
Industrials	10.1%
Energy	9.2%
Materials	7.5%
Health Care	6.6%
Telecommunication Services	6.3%
Information Technology	5.9%
Utilities	4.6%
Consumer Staples	4.1%
Others (each less than 3.0%)	0.7%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	6,127,967	USD	5,531,777	11/13	CSF	$171,890
AUD	93,114,215	USD	83,492,351	11/13	WBC	3,174,638
CHF	54,361,989	USD	58,508,738	11/13	BRC	1,619,840
EUR	3,572,247	JPY	464,403,541	11/13	CSF	107,624
EUR	2,468,592	JPY	329,045,663	11/13	WBC	(8,259)
EUR	2,949,311	USD	3,971,602	11/13	ANZ	18,723
EUR	2,699,482	USD	3,643,296	11/13	CBA	9,017
EUR	7,178,808	USD	9,547,548	11/13	CSF	165,151
EUR	3,459,406	USD	4,614,688	11/13	HSB	65,778
EUR	2,985,128	USD	3,967,387	11/13	RBC	71,396
EUR	7,016,737	USD	9,295,689	11/13	TDB	197,734
EUR	3,294,784	USD	4,373,941	11/13	UBS	83,797
EUR	9,162,166	USD	12,205,889	11/13	WBC	190,231
GBP	3,100,109	EUR	3,686,954	11/13	RBS	29,065
GBP	4,210,266	EUR	4,826,958	11/13	TDB	283,418
GBP	2,075,212	JPY	328,683,445	11/13	WBC	14,144

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
GBP	2,441,742	USD	3,833,324	11/13	BRC	$118,532
GBP	7,579,015	USD	11,740,359	11/13	CSF	525,960
GBP	3,109,200	USD	4,870,338	11/13	MER	161,772
GBP	2,670,610	USD	4,221,925	11/13	SGN	100,346
GBP	3,855,751	USD	5,972,303	11/13	TDB	268,068
HKD	28,515,579	USD	3,678,385	11/13	TDB	(1,500)
JPY	790,310,988	USD	8,076,100	11/13	BRC	(34,334)
JPY	467,177,385	USD	4,805,289	11/13	CSF	(51,551)
SEK	185,616,527	USD	28,245,832	11/13	UBS	612,715
SGD	34,727,471	USD	27,280,732	11/13	CIT	401,889
USD	4,092,106	CAD	4,226,814	11/13	CSF	(7,780)
USD	3,145,791	CHF	2,930,748	11/13	HSB	(95,844)
USD	3,522,442	CHF	3,260,549	11/13	SSB	(83,978)
USD	5,016,647	EUR	3,703,345	11/13	CIT	6,139
USD	4,840,687	EUR	3,628,247	11/13	CSF	(68,216)
USD	5,604,799	EUR	4,255,470	11/13	RBS	(152,717)
USD	134,000,728	EUR	101,213,061	11/13	SGN	(2,937,336)
USD	16,266,636	EUR	12,192,509	11/13	SSB	(229,442)
USD	11,993,393	GBP	7,879,608	11/13	HSB	(759,422)
USD	9,691,561	GBP	6,277,923	11/13	SGN	(468,996)
USD	4,727,938	GBP	3,026,595	11/13	WBC	(170,479)
USD	4,834,104	HKD	37,477,356	11/13	BRC	1,659
USD	20,439,552	HKD	158,469,299	11/13	CIT	6,038
USD	32,946,898	JPY	3,250,936,287	11/13	ANZ	(132,826)
USD	8,157,804	JPY	810,465,552	11/13	CSF	(89,044)
USD	6,999,751	JPY	696,055,239	11/13	RBC	(82,921)
USD	5,761,871	NOK	34,326,153	11/13	UBS	60,844
USD	3,295,902	SEK	21,346,897	11/13	RBC	(22,986)
USD	6,492,870	SEK	43,155,854	11/13	WBC	(216,744)

Total Forward Foreign Currency Contracts						$2,852,033

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$1,547,787	$1,547,787	$-	$-
	Preferred Stocks (1)	23,713,361	-	23,713,361	-
	Common Stocks
	Australia	37,917,128	-	37,917,128	-
	Belgium	22,438,595	-	22,438,595	-
	Brazil	9,978,690	9,978,690	-	-
	Canada	7,959,910	7,959,910	-	-
	China	22,769,897	-	22,769,897	-
	Denmark	17,036,474	-	17,036,474	-
	Finland	14,052,540	-	14,052,540	-
	France	236,210,142	-	236,210,142	-
	Germany	141,213,462	-	141,213,462	-
	Hong Kong	45,833,604	-	45,833,604	-
	India	7,785,507	7,785,507	-	-
	Italy	65,588,499	-	65,588,499	-
	Japan	388,184,728	-	388,184,728	-
	Netherlands	55,158,740	-	55,158,740	-
	Norway	16,033,107	-	16,033,107	-
	South Korea	13,443,492	-	13,443,492	-
	Spain	33,229,511	-	33,229,511	-
	Sweden	33,525,696	-	33,525,696	-
	Switzerland	99,170,113	-	99,170,113	-
	United Kingdom	327,595,068	-	327,595,068	-

		1,595,124,903	25,724,107	1,569,400,796	-
	Short-Term Investment	10,122,719	-	10,122,719	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	8,466,408	-	8,466,408	-

	Total Assets	1,638,975,178	27,271,894	1,611,703,284	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,614,375)	-	(5,614,375)	-

	Total Liabilities	(5,614,375)	-	(5,614,375)	-

	Total	$1,633,360,803	$27,271,894	$1,606,088,909	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 47.7%

Canada - 12.5%

Canadian Government 1.000% due 02/01/14 ‡	CAD 181,300,000	$176,005,593

France - 10.0%

French Treasury 3.000% due 07/12/14	EUR 101,900,000	140,957,071

Germany - 12.5%

Bundesobligation 2.250% due 04/11/14	128,100,000	175,272,819

United Kingdom - 12.7%

United Kingdom Gilt 2.250% due 03/07/14	GBP 108,950,000	177,844,269

Total Foreign Government Bonds & Notes (Cost $644,742,082)		670,079,752

SHORT-TERM INVESTMENTS - 56.2%

U.S. Treasury Bills - 12.9%

0.021% due 03/13/14 ‡	$181,500,000	181,480,398

Repurchase Agreement - 43.3%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $607,303,934; collateralized by Fannie Mae: 0.875% due 10/26/17 and value $148,125,000; U.S. Treasury Notes: 0.625% -3.375% due 09/30/17 - 11/15/19 and value $471,329,809)	607,303,934	607,303,934

Total Short-Term Investments (Cost $788,787,087)		788,784,332

TOTAL INVESTMENTS - 103.9% (Cost $1,433,529,169)		1,458,864,084

OTHER ASSETS & LIABILITIES, NET - (3.9%)		(55,032,146)

NET ASSETS - 100.0%		$1,403,831,938

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2013, investments with total aggregate values of $37,234,782 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts. In addition, $8,220,000 in cash was segregated as collateral for forward foreign currency contracts.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	15,390,000	USD	14,364,995	10/13	MSC	($25,576)
CAD	10,935,000	USD	10,621,558	10/13	BRC	(10,752)
CAD	14,410,000	USD	14,002,635	10/13	CSF	(19,854)
CAD	14,820,000	USD	14,357,933	10/13	MSC	22,693
CHF	19,245,000	USD	21,150,234	10/13	CSF	133,496
EUR	26,420,000	USD	35,698,968	10/13	BRC	45,014
GBP	12,670,000	USD	20,350,681	10/13	BRC	157,731
JPY	44,214,800,000	USD	444,393,520	10/13	MSC	5,471,564
MXN	3,005,730,000	USD	228,315,660	10/13	BRC	947,368
NOK	2,627,830,000	USD	444,577,721	10/13	RBS	(7,878,437)
NZD	42,030,000	USD	35,145,360	10/13	GSC	(282,384)
NZD	17,480,000	USD	14,337,096	10/13	MSC	162,186
NZD	17,915,000	USD	14,598,790	10/13	RBS	261,315
PHP	9,895,000,000	USD	226,042,262	10/13	GSC	1,573,667
PLN	734,750,000	USD	231,163,953	10/13	RBS	3,851,444
SEK	1,360,450,960	USD	212,125,000	10/13	BRC	(531,505)
SEK	55,960,000	USD	8,823,576	10/13	GSC	(120,012)
SEK	107,020,000	USD	16,823,105	10/13	RBS	(178,084)
USD	448,761,611	AUD	486,220,000	10/13	BRC	(4,267,125)
USD	200,002,454	AUD	212,240,000	10/13	MSC	2,250,780
USD	853,212,650	CAD	882,320,000	10/13	CSF	(2,948,854)
USD	444,613,769	CHF	413,710,000	10/13	CSF	(12,922,830)
USD	348,383,861	EUR	262,115,000	10/13	CSF	(6,235,136)
USD	212,125,000	GBP	131,980,911	10/13	BRC	(1,507,110)
USD	193,980,795	GBP	122,695,000	10/13	JPM	(4,620,589)
USD	14,089,560	JPY	1,402,000,000	10/13	JPM	(175,140)
USD	14,015,224	MXN	179,040,000	10/13	BRC	358,890
USD	16,572,401	NOK	98,290,000	10/13	RBS	238,326
USD	898,329,225	NZD	1,105,915,000	10/13	MSC	(19,003,347)
USD	14,072,356	PHP	606,800,000	10/13	GSC	114,060
USD	13,935,317	PLN	43,605,000	10/13	BRC	(12,075)
USD	7,376,745	PLN	22,855,000	10/13	GSC	66,399
USD	446,358,670	SEK	2,911,690,000	10/13	RBS	(6,501,950)

Total Forward Foreign Currency Contracts						($51,585,827)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Foreign Government Bonds & Notes	$670,079,752	$-	$670,079,752	$-
	Short-Term Investments	788,784,332	-	788,784,332	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	15,654,933	-	15,654,933	-

	Total Assets	1,474,519,017	-	1,474,519,017	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(67,240,760)	-	(67,240,760)	-

	Total Liabilities	(67,240,760)	-	(67,240,760)	-

	Total	$1,407,278,257	$-	$1,407,278,257	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.7%

France - 0.2%

Sanofi	11,423	$1,158,390
Total SA	24,258	1,409,907

		2,568,297

Germany - 1.1%

Deutsche Euroshop AG	168,912	7,322,321
Deutsche Wohnen AG	391,229	7,002,873
GSW Immobilien AG	166,715	7,321,687

		21,646,881

Luxembourg - 0.4%

GAGFAH SA*	638,135	8,325,047

Total Common Stocks (Cost $29,263,187)		32,540,225

	Principal Amount

MORTGAGE-BACKED SECURITIES - 1.7%

United States - 1.7%

Fannie Mae (IO)
3.500% due 10/25/26 "	$13,407,940	1,618,911
5.971% due 01/25/43 " §	28,438,186	6,124,934
6.021% due 03/25/33 " §	10,129,593	2,084,788
6.071% due 03/25/33 - 04/25/43 " §	36,390,731	7,372,209
6.121% due 10/25/41 " §	12,728,082	2,347,454
Freddie Mac (IO)
3.000% due 01/15/43 "	9,714,749	1,317,699
5.918% due 06/15/32 " §	18,894,245	3,490,338
6.018% due 09/15/32 " §	13,638,371	2,540,685
6.068% due 02/15/33 - 05/15/43 " §	15,879,273	3,189,366
6.438% due 05/15/36 " §	8,901,431	1,460,644
Government National Mortgage Association (IO) 6.570% due 02/20/35 " §	9,197,459	1,726,767

		33,273,795

Total Mortgage-Backed Securities (Cost $32,255,114)		33,273,795

FOREIGN GOVERNMENT BONDS & NOTES - 47.6%

Albania - 0.4%

Albania Government 7.500% due 11/04/15 ~	EUR 5,540,000	7,711,016

Australia - 2.2%

Australia Government
1.250% due 02/21/22 ^ ~	AUD 13,647,501	13,008,838
5.750% due 07/15/22	26,602,000	28,512,438

		41,521,276

Bahrain - 0.7%

Bahrain Government 6.125% due 08/01/23 ~	$13,482,000	13,515,705

Bermuda - 1.4%

Bermuda Government 4.854% due 02/06/24 ~	26,895,000	26,779,002

	Principal Amount	Value
Croatia - 2.1%

Republic of Croatia 5.000% due 02/12/15	EUR 31,243,000	$39,715,537

Ghana - 0.6%

Ghana Government
14.250% due 07/25/16	GHS 2,074,000	838,860
16.730% due 01/11/16	4,601,000	1,998,046
16.900% due 03/07/16	9,167,000	3,976,291
21.000% due 10/26/15	5,009,000	2,372,382
23.000% due 08/21/17	1,855,000	928,564
26.000% due 06/05/17	1,822,000	972,848

		11,086,991

Guatemala - 0.5%

Guatemala Government 4.875% due 02/13/28 ~	$11,170,000	10,276,400

Jamaica - 0.5%

Jamaica Government
8.000% due 06/24/19	5,720,000	5,662,800
10.625% due 06/20/17	3,605,000	3,947,475

		9,610,275

Lebanon - 0.3%

Lebanon Treasury
5.940% due 01/09/14	LBP 3,199,220,000	2,122,960
8.380% due 08/28/14	3,332,560,000	2,264,628
8.740% due 07/31/14	1,213,020,000	824,780
9.000% due 07/17/14	2,150,590,000	1,463,850

		6,676,218

Mexico - 6.5%

Mexican Bonos
6.000% due 06/18/15	MXN 1,126,700,000	89,437,660
8.000% due 12/17/15	430,000,000	35,683,808

		125,121,468

Mongolia - 0.1%

Mongolia Government 4.125% due 01/05/18 ~	$2,250,000	2,064,375

Netherlands - 0.2%

Republic of Angola 7.000% due 08/16/19 ~	3,120,000	3,357,900

New Zealand - 0.6%

New Zealand Government 2.000% due 09/20/25 ^	NZD 14,612,000	11,483,375

Paraguay - 0.2%

Republic of Paraguay 4.625% due 01/25/23 ~	$4,637,000	4,254,448

Philippines - 1.8%

Philippine Government
4.125% due 11/08/17	PHP 94,870,000	2,284,503
4.625% due 07/05/17	86,110,000	2,108,202
5.000% due 08/18/18	122,140,000	3,068,202
5.875% due 01/31/18	91,390,000	2,353,540
6.250% due 01/27/14	158,630,000	3,705,745
6.250% due 01/14/36	362,000,000	9,395,039
8.000% due 07/19/31	343,987,000	10,755,124

		33,670,355

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Romania - 7.1%

Romania Government
4.875% due 11/07/19 ~	EUR 7,937,000	$11,211,101
5.250% due 06/17/16 ~	2,160,000	3,127,164
5.750% due 01/27/16	RON 102,190,000	32,189,299
5.800% due 10/26/15	125,080,000	39,389,270
5.850% due 07/28/14	35,070,000	10,842,694
5.900% due 07/26/17	51,090,000	16,363,508
6.000% due 04/30/15	8,690,000	2,728,515
6.000% due 04/30/16	41,750,000	13,237,876
6.250% due 10/25/14	18,360,000	5,720,240
11.000% due 03/05/14	4,960,000	1,554,345

		136,364,012

Rwanda - 0.7%

Rwanda Government 6.625% due 05/02/23 ~	$14,762,000	13,027,465

Serbia - 6.5%

Republic of Serbia 7.250% due 09/28/21 ~	14,599,000	15,219,458
Serbia Treasury
10.000% due 04/01/14	RSD 280,000,000	3,307,940
10.000% due 01/10/15	461,400,000	5,400,195
10.000% due 04/04/15	161,600,000	1,881,107
10.000% due 12/06/15	157,800,000	1,809,439
10.000% due 02/21/16	1,270,960,000	14,483,265
10.000% due 04/25/16	222,330,000	2,520,009
10.000% due 01/24/18	823,560,000	8,905,317
12.775% due 01/30/14	500,000,000	5,723,888
13.147% due 12/18/14	559,390,000	5,843,372
14.147% due 05/22/14	5,406,340,000	59,975,997

		125,069,987

Slovenia - 3.4%

Slovenia Government
4.125% due 01/26/20 ~	EUR 4,780,000	5,803,764
4.375% due 01/18/21 ~	19,854,000	23,934,225
5.850% due 05/10/23 ~	$37,568,000	35,877,440

		65,615,429

Sri Lanka - 5.1%

Sri Lanka Government
5.875% due 07/25/22 ~	36,008,000	33,307,400
6.250% due 10/04/20 ~	14,294,000	13,990,253
6.250% due 07/27/21 ~	1,325,000	1,275,313
6.500% due 07/15/15	LKR 250,000,000	1,759,866
7.000% due 03/01/14	92,500,000	690,996
7.400% due 01/22/15 ~	$600,000	621,000
7.500% due 08/15/18	LKR 149,100,000	959,249
8.500% due 02/01/18	133,490,000	909,665
8.500% due 04/01/18	2,754,580,000	18,689,721
8.500% due 07/15/18	883,300,000	5,934,137
9.000% due 10/01/14	223,440,000	1,669,163
9.000% due 05/01/21	1,609,770,000	10,502,656
11.750% due 04/01/14	462,500,000	3,527,890
11.750% due 03/15/15	462,500,000	3,544,418

		97,381,727

Tanzania - 0.2%

Tanzania Government 6.392% due 03/09/20 § ~	$4,276,000	4,436,350

Turkey - 4.1%

Turkey Government
2.000% due 10/26/22 ^	TRY 3,079,311	1,390,991
3.000% due 07/21/21 ^	63,446,397	31,266,993

	Principal Amount	Value
4.000% due 04/01/20 ^	TRY 82,656,264	$43,557,136
6.050% due 04/09/14	6,957,242	3,319,211

		79,534,331

Uruguay - 1.0%

Uruguay Notas del Tesoro
2.250% due 08/23/17	UYU 94,067,983	4,083,471
2.750% due 06/16/16 ^	130,580,505	6,043,164
4.000% due 06/14/15 ^	97,337,520	4,483,830
4.250% due 01/05/17 ^	106,988,615	4,983,332

		19,593,797

Venezuela - 1.4%

Venezuela Government 8.500% due 10/08/14	$27,334,000	27,402,335

Total Foreign Government Bonds & Notes (Cost $938,291,289)		915,269,774

PURCHASED OPTIONS - 0.2%
(See Note (f) in Notes to Schedule of Investments) (Cost $8,870,293)		3,406,586

SHORT-TERM INVESTMENTS - 57.9%

Foreign Government Issues - 24.5%

Bank Negara Malaysia Monetary Notes (Malaysia)
2.896% due 11/19/13	MYR 27,973,000	8,549,156
2.926% due 10/29/13	54,318,000	16,627,446
2.934% due 12/10/13	8,300,000	2,532,321
2.943% due 10/22/13	31,110,000	9,528,484
2.946% due 11/12/13	23,740,000	7,259,021
2.948% due 11/12/13	16,354,000	5,000,591
2.963% due 11/19/13	55,947,000	17,097,120
Kenya Treasury Bills (Kenya)
7.134% due 06/09/14	KES 736,000,000	7,973,674
8.705% due 09/22/14	1,462,300,000	15,377,083
8.705% due 09/29/14	116,800,000	1,225,542
9.602% due 08/18/14	96,000,000	1,019,478
10.001% due 04/21/14	150,000,000	1,647,370
13.438% due 06/16/14	249,000,000	2,692,313
Lebanon Treasury Bills (Lebanon)
4.932% due 11/07/13	LBP 940,530,000	619,623
4.932% due 12/19/13	3,434,300,000	2,250,177
4.932% due 01/02/14	3,605,460,000	2,357,906
4.932% due 01/16/14	14,085,400,000	9,193,556
4.932% due 01/30/14	2,463,950,000	1,605,189
4.933% due 11/21/13	2,930,960,000	1,927,337
4.940% due 01/02/14	2,990,460,000	1,955,707
4.995% due 10/10/13	3,631,420,000	2,401,229
5.285% due 07/24/14	3,101,010,000	1,969,434
5.300% due 05/29/14	3,295,570,000	2,110,278
5.300% due 06/12/14	3,663,860,000	2,341,462
5.300% due 07/10/14	4,375,930,000	2,785,400
5.355% due 04/17/14	4,281,150,000	2,757,707
Mexico Cetes (Mexico)
3.944% due 02/06/14	MXN 19,200,000	1,448,687
4.045% due 06/26/14	57,910,000	4,307,536
Nigeria Treasury Bills (Nigeria)
12.203% due 01/23/14	NGN 484,940,000	2,902,890
15.007% due 10/24/13	3,395,000,000	20,877,478
15.122% due 10/10/13	9,391,611,000	58,044,572
15.393% due 10/10/13	1,278,491,000	7,899,489
Philippine Treasury Bills (Philippines)
0.142% due 02/05/14	PHP 150,180,000	3,441,464
0.162% due 01/08/14	149,960,000	3,439,126
0.203% due 10/02/13	123,290,000	2,831,633
0.243% due 10/02/13	175,940,000	4,040,855

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
0.397% due 11/06/13	PHP 98,860,000	$2,269,667
0.458% due 10/02/13	317,060,000	7,281,948
0.608% due 01/02/14	169,780,000	3,894,256
0.689% due 02/05/14	51,410,000	1,178,091
1.032% due 10/02/13	100,000,000	2,296,674
1.036% due 10/02/13	28,000,000	643,069
Romania Treasury Bills (Romania) 5.916% due 01/15/14	RON 71,200,000	21,390,488
Serbia Treasury Bills (Serbia)
9.213% due 05/29/14	RSD 411,340,000	4,553,764
9.568% due 01/23/14	2,318,080,000	26,584,622
9.641% due 02/20/14	1,709,240,000	19,461,668
10.034% due 04/03/14	440,560,000	4,957,611
Singapore Treasury Bills (Singapore) 0.300% due 03/21/14	SGD 71,962,000	57,298,283
Sri Lanka Treasury Bills (Sri Lanka)
8.724% due 10/25/13	LKR 180,000,000	1,356,018
10.429% due 06/27/14	81,750,000	576,263
10.679% due 06/27/14	180,000,000	1,268,836
10.810% due 06/06/14	917,500,000	6,506,187
10.810% due 06/20/14	910,040,000	6,427,709
10.880% due 06/06/14	917,700,000	6,507,605
11.130% due 02/28/14	462,490,000	3,373,865
11.141% due 02/21/14	277,300,000	2,027,053
11.151% due 03/07/14	277,400,000	2,019,493
11.231% due 05/02/14	459,680,000	3,290,874
11.231% due 05/09/14	340,270,000	2,431,925
11.271% due 01/31/14	200,000,000	1,470,773
11.281% due 03/14/14	260,000,000	1,888,900
11.281% due 04/11/14	300,000,000	2,161,500
11.281% due 04/18/14	660,500,000	4,749,170
11.281% due 04/25/14	108,800,000	780,698
11.291% due 03/28/14	678,650,000	4,909,717
11.301% due 05/02/14	500,000,000	3,579,527
11.351% due 02/14/14	277,000,000	2,028,952
11.381% due 04/04/14	461,370,000	3,330,917
Uruguay Treasury Bills (Uruguay) 1.000% due 08/29/14	UYU 8,017,000	323,001
Zambia Treasury Bills (Zambia)
13.000% due 07/28/14	ZMW 4,760,000	806,435
13.012% due 08/11/14	24,990,000	4,209,521
13.012% due 08/25/14	28,800,000	4,829,586
13.146% due 09/08/14	16,150,000	2,698,479
13.438% due 09/22/14	29,340,000	4,876,739

		470,278,218

U.S. Treasury Bills - 15.6%

0.000% due 11/21/13 ‡	$150,000,000	150,000,000
0.017% due 10/10/13	150,000,000	149,999,381

		299,999,381

Repurchase Agreements - 17.8%

Bank of America Corp (0.450%) due 10/04/13 (Dated 09/27/13, repurchase price of $42,690,872; collateralized by European Investment Bank: 3.625% due 01/15/21 and value $49,157,431)	EUR 31,559,000	42,694,608
Bank of America Corp (0.090%) due 10/04/13 (Dated 08/05/13, repurchase price of $12,566,096; collateralized by France Government: 4.000% due 10/25/38 and value $14,454,564)	9,290,000	12,567,981
Barclays PLC (0.200%) due 10/23/13 (Dated 09/23/13, repurchase price of $7,543,842; collateralized by State of Qatar: 3.241% due 01/18/23 and value $7,305,009)	$7,545,100	7,545,100

	Principal Amount	Value
Barclays PLC (0.050%) due 10/28/13 (Dated 08/27/13, repurchase price of $49,714,759; collateralized by Belgium Government: 3.750% due 09/28/20 and value $55,716,435)	EUR 36,751,320	$49,719,040
Barclays PLC 0.100% due 10/23/13 (Dated 09/23/13, repurchase price of $4,285,170; collateralized by State of Qatar: 5.250% due 01/20/20 and value $4,873,880)	$4,284,813	4,284,813
Citibank Inc (0.130%) due 10/07/13 (Dated 09/27/13, repurchase price of $86,347,703; collateralized by France Government: 4.000% due 10/25/38 and value $99,318,278)	EUR 63,828,800	86,350,821
Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $115,637,203; collateralized by Fannie Mae: 0.500% - 4.375% due 09/28/15 - 10/15/15 and value $42,030,638; U.S. Treasury Notes: 0.750% due 02/28/18 and value $75,919,313)	$115,637,203	115,637,203
Nomura Securities (0.500%) due 10/16/13 (Dated 09/16/13, repurchase price of $12,128,188; collateralized by State of Qatar: 6.550% due 04/09/19 and value $14,896,564)	12,133,244	12,133,244
Nomura Securities 0.250% due 01/27/14 (Dated 07/29/13, repurchase price of $12,202,842; collateralized by State of Qatar: 6.550% due 04/09/19 and value $14,962,863)	12,187,439	12,187,439

		343,120,249

Total Short-Term Investments (Cost $1,122,002,932)		1,113,397,848

TOTAL INVESTMENTS - 109.1% (Cost $2,130,682,815)		2,097,888,228

TOTAL SECURITIES SOLD SHORT - (10.0%) (See Note (c) in Notes to Schedule of Investments) (Proceeds $188,527,150)		(192,766,883)

OTHER ASSETS & LIABILITIES, NET - 0.9%		18,648,032

NET ASSETS - 100.0%		$1,923,769,377

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	As of September 30, 2013, investments with a total aggregate value of $34,297,931 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap contracts.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(c)	Securities sold short outstanding as of September 30, 2013 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes - (10.0%)
Belgium Government 3.750% due 09/28/20	EUR 32,238,000	($48,884,720)
European Investment Bank 3.625% due 01/15/21	27,500,000	(41,907,123)
France Government 4.000% due 10/25/38	43,896,000	(66,086,290)
Qatar Government
5.250% due 01/20/20	$3,830,000	(4,318,325)
6.550% due 04/09/19	20,030,000	(23,985,925)
SoQ Sukuk A QSC 3.241% due 01/18/23	7,880,000	(7,584,500)

Total Securities Sold Short (Proceeds $188,527,150)		($192,766,883)

(d)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counter- Party	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Eris 10-Year Deliverable Interest Rate Swap (12/13)	MER	420	$42,000,000	($1,251,230)
Nikkei 225 Index (12/13)	CIT	367	JPY 5,198,413,300	1,102,871
United Kingdom 90-Day Sterling (09/16)	MER	4,147	GBP 2,073,500,000	(1,621,476)

				(1,769,835)

Short Futures Outstanding
CAC 40 Index (10/13)	MER	384	EUR 15,920,223	(564)
Euro-Bobl 5-Year Notes (12/13)	MER	943	94,300,000	(2,454,024)
Euro-Bund 10-Year Notes (12/13)	MER	121	12,100,000	(636,293)
Euro-OAT 10-Year Notes (12/13)	MER	363	36,300,000	(1,725,540)
Euro-Schatz 2-Year Notes (12/13)	MER	68	6,800,000	(35,070)
Japanese Government 10-Year Bonds (12/13)	CIT	95	JPY 9,500,000,000	(1,028,416)
U.S. 5-Year Deliverable Interest Rate Swap (12/13)	CIT	78	$7,800,000	(160,998)
U.S. 10-Year Deliverable Interest Rate Swap (12/13)	CIT	783	78,300,000	(1,996,537)

				(8,037,442)

Total Futures Contracts				($9,807,277)

(e)	Forward foreign currency contracts outstanding as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	36,637,000	USD	33,579,569	10/13	JPM	$599,096
AUD	36,637,000	USD	33,583,123	10/13	SCB	595,543
COP	13,897,721,000	USD	7,320,562	11/13	BOA	(59,015)
COP	23,185,000,000	USD	12,221,929	11/13	CIT	(107,788)
COP	50,620,900,000	USD	26,620,162	11/13	SCB	(180,304)
EUR	8,466,243	HRK	65,018,000	03/14	CIT	(36,478)
EUR	3,781,949	HRK	28,913,000	03/14	DUB	6,893
EUR	18,091,846	HRK	138,875,700	04/14	CIT	(55,185)
EUR	1,128,041	HRK	8,703,400	04/14	DUB	(11,296)
EUR	9,418,296	HUF	2,776,702,000	10/13	BOA	123,244
EUR	57,172,891	HUF	16,851,137,818	10/13	CSF	768,925
EUR	45,096,751	HUF	13,295,424,000	10/13	JPM	590,117
EUR	12,227,483	HUF	3,603,072,499	10/13	SCB	168,339
EUR	38,298,680	RSD	4,465,291,699	10/13	CIT	(697,920)
EUR	3,391,678	USD	4,515,656	10/13	GSC	73,093
EUR	38,966,756	USD	51,912,487	11/13	BOA	809,218
EUR	120,066,119	USD	158,069,448	11/13	DUB	4,379,037
EUR	7,014,335	USD	9,340,569	11/13	GSC	149,769
GBP	13,437,800	USD	21,145,991	10/13	GSC	606,253
GTQ	11,198,000	USD	1,398,877	10/13	CIT	12,181
HUF	19,262,711,138	EUR	64,368,814	10/13	JPM	455,139
IDR	80,394,490,600	USD	7,039,798	07/14	GSC	(588,875)
IDR	80,263,192,000	USD	7,102,937	07/14	SCB	(661,168)
IDR	204,888,650,000	USD	17,804,366	08/14	DUB	(1,453,374)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
IDR	81,743,645,000	USD	7,019,635	08/14	JPM	($501,014)
IDR	64,204,495,977	USD	5,537,257	08/14	SCB	(417,290)
ILS	35,268,000	EUR	7,446,476	12/13	JPM	(82,175)
ILS	179,089,700	USD	50,722,131	11/13	SCB	47,811
INR	6,379,401,000	USD	103,261,419	10/13	BNP	(1,518,179)
INR	83,916,000	USD	1,384,227	10/13	BOA	(53,830)
INR	76,669,000	USD	1,265,228	10/13	GSC	(52,741)
INR	76,592,000	USD	1,150,151	10/13	GSC	73,266
INR	77,331,000	USD	1,275,605	10/13	JPM	(49,606)
INR	1,080,897,000	USD	16,959,504	11/13	SCB	35,637
JPY	2,069,630,000	USD	20,975,271	11/13	GSC	85,550
KES	100,000,000	USD	1,135,718	10/13	SCB	18,991
KES	200,000,000	USD	2,305,476	11/13	SCB	(17,529)
KES	383,200,000	USD	4,300,786	04/14	SCB	(27,514)
KES	201,409,000	USD	2,185,665	04/14	SCB	60,357
MYR	97,248,000	USD	30,368,173	10/13	DUB	(557,865)
MYR	43,357,000	USD	13,200,487	10/13	DUB	86,423
MYR	44,997,000	USD	13,697,717	10/13	GSC	91,777
MYR	41,661,148	USD	12,686,099	10/13	JPM	81,112
NGN	442,500,000	USD	2,500,000	10/13	DUB	237,013
PHP	627,365,000	USD	14,346,330	10/13	BOA	72,686
PHP	233,000,000	USD	5,325,106	10/13	CIT	34,623
PHP	175,869,818	USD	4,063,817	10/13	GSC	(24,547)
PHP	546,087,000	USD	12,490,554	10/13	GSC	60,413
PHP	355,364,182	USD	8,207,594	10/13	JPM	(45,807)
PHP	1,131,280,428	USD	25,566,815	10/13	JPM	427,856
PHP	289,500,000	USD	6,702,165	10/13	SCB	(40,687)
PHP	368,779,000	USD	8,482,553	11/13	GSC	10,256
PLN	64,667,000	EUR	15,345,752	12/13	SCB	(150,863)
RON	5,066,000	EUR	1,132,244	11/13	JPM	2,269
RUB	3,503,462,000	USD	107,939,983	10/13	SCB	186,554
RUB	240,008,000	USD	7,408,798	12/13	CSF	(101,304)
RUB	194,312,000	USD	6,002,379	12/13	GSC	(86,185)
RUB	837,208,145	USD	25,145,161	05/14	BNP	(274,575)
RUB	4,025,505,018	USD	121,103,091	05/14	BOA	(1,410,699)
RUB	660,491,362	USD	19,795,935	05/14	CIT	(143,172)
RUB	1,477,085,012	USD	44,411,131	05/14	SCB	(494,604)
SGD	29,406,000	EUR	17,263,674	12/13	GSC	82,480
SGD	30,036,000	USD	23,934,212	11/13	BOA	9,369
SGD	45,986,000	USD	36,047,943	12/13	GSC	610,665
THB	390,997,000	USD	12,569,220	10/13	DUB	(84,434)
THB	453,763,000	USD	14,578,731	10/13	GSC	(89,787)
THB	384,351,000	USD	12,358,553	10/13	SCB	(85,979)
TWD	28,740,000	USD	959,599	10/13	GSC	12,780
TWD	1,482,433,000	USD	49,513,460	10/13	SCB	631,571
ZAR	197,793,708	USD	19,698,607	10/13	JPM	1,471
ZMW	10,714,000	USD	2,017,786	10/13	SCB	(84)
ZMW	5,000,000	USD	939,673	10/13	SCB	1,947
USD	31,260,396	AUD	34,227,000	10/13	GSC	(669,979)
USD	38,855,131	AUD	42,612,019	10/13	JPM	(897,631)
USD	41,244,802	AUD	45,218,000	10/13	SCB	(939,080)
USD	31,718,503	AUD	34,227,000	01/14	GSC	3,235
USD	13,503,110	AUD	14,556,019	01/14	SCB	15,277
USD	38,482,270	BRL	87,640,000	11/13	BNP	(753,079)
USD	96,216,030	CHF	89,396,351	11/13	GSC	(2,662,489)
USD	6,264,347	CLP	3,259,966,000	11/13	JPM	(149,753)
USD	14,455,508	CLP	7,516,864,000	11/13	SCB	(334,190)
USD	56,039,822	EUR	42,129,768	10/13	BOA	(957,543)
USD	2,369,957	EUR	1,784,190	10/13	CIT	(43,951)
USD	103,641,284	EUR	78,025,215	10/13	DUB	(1,922,447)
USD	303,863,973	EUR	228,558,092	10/13	GSC	(5,362,278)
USD	3,094,029	EUR	2,281,248	10/13	GSC	7,629
USD	51,232,907	EUR	38,966,756	11/13	BOA	(1,488,798)
USD	187,978,882	EUR	142,866,933	11/13	DUB	(5,318,920)
USD	9,221,606	EUR	7,014,335	11/13	GSC	(268,732)
USD	115,497,852	GBP	74,489,993	10/13	GSC	(5,081,745)
USD	13,816,159	IDR	157,687,135,000	10/13	GSC	241,825
USD	1,516,452	IDR	18,470,391,000	06/14	SCB	23,145
USD	17,631,662	INR	1,119,205,000	10/13	BNP	(68,070)
USD	33,047,658	INR	2,094,984,000	10/13	BOA	(126,261)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	38,422,599	INR	2,496,114,000	10/13	GSC	($1,231,171)
USD	43,408,677	INR	2,897,385,591	10/13	SCB	(2,769,202)
USD	27,758,070	INR	1,920,442,084	11/13	CIT	(2,559,115)
USD	76,499,501	JPY	7,588,827,000	11/13	GSC	(725,377)
USD	29,628,470	JPY	2,907,501,000	11/13	SCB	44,179
USD	115,693,014	JPY	11,476,747,000	12/13	BOA	(1,122,083)
USD	17,349,466	LKR	2,343,254,272	11/13	SCB	(275,424)
USD	29,904,979	MYR	97,248,000	10/13	CSF	94,671
USD	26,321,978	MYR	85,428,000	10/13	DUB	148,747
USD	10,961,903	MYR	36,399,000	10/13	GSC	(192,703)
USD	19,832,450	MYR	65,582,612	10/13	SCB	(265,020)
USD	14,068,124	MYR	45,886,000	11/13	DUB	29,038
USD	12,296,510	MYR	40,094,000	11/13	GSC	24,357
USD	7,938,855	MYR	26,532,449	11/13	JPM	(175,486)
USD	11,662,578	MYR	38,034,000	11/13	SCB	25,857
USD	2,551,177	MYR	8,300,000	12/13	CSF	14,847
USD	3,545,846	NZD	4,297,552	11/13	JPM	(9,430)
USD	3,746,310	PHP	162,455,000	10/13	GSC	15,144
USD	52,201,878	RUB	1,753,957,000	10/13	BOA	(1,857,466)
USD	146,446,042	RUB	4,899,393,000	10/13	SCB	(4,704,990)
USD	107,386,796	RUB	3,503,462,000	11/13	SCB	(197,742)
USD	11,459,628	RUB	376,105,000	12/13	GSC	8,407
USD	1,794,820	RUB	58,215,000	12/13	JPM	22,356
USD	8,469,245	THB	269,322,000	10/13	BOA	(130,379)
USD	19,776,967	THB	629,896,406	10/13	CIT	(336,030)
USD	11,576,729	THB	369,066,125	10/13	SCB	(206,364)
USD	7,799,543	THB	254,655,095	11/13	BOA	(314,487)
USD	28,568,760	THB	931,198,730	11/13	JPM	(1,101,863)
USD	4,763,063	TRY	9,653,300	10/13	SCB	(7,308)
USD	26,872,897	TWD	804,897,000	10/13	BOA	(353,686)
USD	22,615,441	TWD	677,536,000	10/13	CIT	(303,007)
USD	961,912	TWD	28,740,000	10/13	GSC	(10,468)
USD	19,525,086	ZAR	197,793,708	10/13	SCB	(174,992)
USD	27,481,076	ZAR	278,108,489	12/13	BOA	64,177
USD	31,812,810	ZAR	321,627,511	12/13	SCB	105,655
USD	19,407,713	ZAR	197,793,708	01/14	JPM	(3,778)

Total Forward Foreign Currency Contracts						($43,046,120)

(f)	Purchased options outstanding as of September 30, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - OTC COP versus USD	COP 1,757.00	02/18/14	CIT	COP 134,672,738,000	$870,723	$134,228
Call - OTC COP versus USD	1,757.00	02/18/14	JPM	31,622,452,000	218,495	31,518

					1,089,218	165,746

Put - OTC GBP versus USD	GBP 1.35	03/13/14	BOA	GBP 137,727,000	2,096,377	66,890
Put - OTC GBP versus USD	1.40	03/13/14	CIT	68,755,000	1,555,513	66,785
Put - OTC INR versus USD	INR 56.50	06/09/14	GSC	$25,726,000	370,454	59,170
Put - OTC INR versus USD	56.50	06/09/14	JPM	25,615,000	347,083	58,915
Put - OTC COP versus USD	COP 1,845.00	06/12/14	BOA	2,008,000	25,000	14,659
Put - OTC COP versus USD	1,845.00	06/12/14	CIT	22,605,000	317,962	165,016
Put - OTC INR versus USD	INR 57.00	06/16/14	DUB	26,600,000	414,694	71,820
Put - OTC INR versus USD	57.00	06/16/14	JPM	23,579,000	399,075	63,663
Put - OTC INR versus USD	58.00	06/19/14	JPM	39,785,146	676,347	147,205
Put - OTC INR versus USD	59.00	07/01/14	GSC	2,810,000	57,043	14,612
Put - OTC INR versus USD	59.00	07/01/14	JPM	2,676,000	60,545	13,915

					6,320,093	742,650

					$7,409,311	$908,396

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of contracts	Cost	Value
Call - OTC KOSPI 200 Index Futures (08/14)	KRW 300.00	08/14/14	GSC	1,069	$1,460,982	$2,498,190

Total Purchased Options					$8,870,293	$3,406,586

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(g)	Transactions in written options for the nine-month period ended September 30, 2013 were as follows:

	Notional Amount in KRW	Notional Amount in $	Premium
Outstanding, December 31, 2012	-	-	$-
Call Options Written	-	126,487,146	2,289,446
Put Options Written	192,120,320,000	-	2,416,817
Put Options Exercised	(100,077,600,000)	-	(1,233,325)
Put Options Expired	(92,042,720,000)	-	(1,183,492)

Outstanding, September 30, 2013	-	126,487,146	$2,289,446

(h)	Premiums received and value of written options outstanding as of September 30, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC INR versus USD	INR 65.00	06/09/14	GSC	$20,356,000	$379,639	($1,170,470)
Call - OTC INR versus USD	65.00	06/09/14	JPM	20,717,000	368,763	(1,191,227)
Call - OTC INR versus USD	67.00	06/16/14	DUB	21,760,000	408,435	(998,784)
Call - OTC INR versus USD	67.00	06/16/14	JPM	18,383,000	363,064	(843,780)
Call - OTC INR versus USD	70.00	06/19/14	JPM	39,785,146	660,433	(1,296,996)
Call - OTC INR versus USD	72.00	07/01/14	GSC	2,810,000	54,655	(77,556)
Call - OTC INR versus USD	72.00	07/01/14	JPM	2,676,000	54,457	(73,858)

Total Written Options					$2,289,446	($5,652,671)

(i)	Swap agreements outstanding as of September 30, 2013 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/17	BNP	3.086%	$2,000,000	$162,717	$139,006	$23,711
China Government	1.000%	12/20/17	BOA	0.685%	41,000,000	(547,168)	(327,842)	(219,326)
Thailand Government	1.000%	12/20/17	BOA	1.096%	11,000,000	40,045	60,005	(19,960)
Colombia Government	1.000%	12/20/17	CSF	1.192%	40,000,000	301,618	139,810	161,808
Croatia Government	1.000%	12/20/17	DUB	3.086%	4,040,000	328,688	285,508	43,180
Thailand Government	1.000%	12/20/17	DUB	1.096%	30,000,000	109,213	134,011	(24,798)
Croatia Government	1.000%	12/20/17	GSC	3.086%	2,000,000	162,717	135,003	27,714
Lebanon Government	5.000%	12/20/17	JPM	3.754%	2,500,000	(124,134)	(82,869)	(41,265)
Croatia Government	1.000%	03/20/18	CIT	3.166%	23,998,000	2,128,826	2,087,266	41,560
Lebanon Government	1.000%	03/20/18	DUB	3.850%	16,402,000	1,887,172	2,340,450	(453,278)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	3.470%	4,625,000	461,628	499,985	(38,357)
Croatia Government	1.000%	03/20/18	JPM	3.166%	15,000,000	1,330,627	1,331,192	(565)
Qatar Government	1.000%	03/20/18	JPM	0.622%	2,699,000	(45,534)	(45,559)	25
Lebanon Government	5.000%	03/20/18	JPM	3.850%	2,326,000	(111,882)	(98,960)	(12,922)
Bulgaria Government	1.000%	06/20/18	BNP	1.067%	2,490,000	6,866	14,533	(7,667)
Croatia Government	1.000%	06/20/18	BNP	3.238%	5,040,000	484,059	410,400	73,659
Croatia Government	1.000%	06/20/18	CIT	3.238%	15,660,000	1,504,041	1,471,849	32,192
Russia Foreign	1.000%	06/20/18	DUB	1.665%	23,549,000	696,590	432,759	263,831
Lebanon Government	1.000%	06/20/18	GSC	3.937%	46,818,000	5,807,466	6,482,029	(674,563)
Croatia Government	1.000%	06/20/18	JPM	3.238%	3,072,000	295,046	298,772	(3,726)
Russia Foreign	1.000%	06/20/18	JPM	1.665%	23,228,000	687,095	414,822	272,273
Venezuela Government	5.000%	06/20/18	CIT	9.022%	12,400,000	1,781,883	1,455,262	326,621
Venezuela Government	5.000%	06/20/18	DUB	9.022%	23,761,000	3,414,461	2,842,086	572,375
Bulgaria Government	1.000%	09/20/18	BNP	1.114%	3,000,000	15,487	32,774	(17,287)
Bulgaria Government	1.000%	12/20/18	BNP	1.156%	3,000,000	22,841	32,623	(9,782)
Bulgaria Government	1.000%	12/20/18	GSC	1.156%	3,000,000	21,590	36,967	(15,377)
Venezuela Government	5.000%	06/20/20	DUB	9.061%	1,784,000	323,714	383,471	(59,757)
Russia Foreign	1.000%	06/20/22	DUB	2.200%	10,000,000	884,134	773,976	110,158
Russia Foreign	1.000%	09/20/22	BNP	2.218%	17,914,000	1,641,378	1,498,792	142,586
Russia Foreign	1.000%	09/20/22	JPM	2.218%	16,630,000	1,523,731	1,391,365	132,366
Colombia Government	1.000%	12/20/22	BNP	1.769%	40,000,000	2,410,457	1,630,424	780,033
Mexico Government	1.000%	12/20/22	BNP	1.596%	30,000,000	1,411,033	1,248,683	162,350
Russia Foreign	1.000%	12/20/22	BNP	2.235%	7,100,000	672,600	623,296	49,304
South Africa Government	1.000%	12/20/22	BNP	2.461%	120,000,000	13,302,053	12,058,804	1,243,249
Mexico Government	1.000%	12/20/22	BOA	1.596%	41,900,000	1,970,742	1,737,363	233,379
South Africa Government	1.000%	12/20/22	BOA	2.461%	25,000,000	2,771,261	2,327,985	443,276
Spain Government	1.000%	12/20/22	BOA	2.599%	20,000,000	2,320,609	4,238,614	(1,918,005)
Colombia Government	1.000%	12/20/22	DUB	1.769%	12,300,000	741,216	541,946	199,270
Spain Government	1.000%	12/20/22	DUB	2.599%	55,000,000	6,381,675	11,717,316	(5,335,641)
South Africa Government	1.000%	12/20/22	JPM	2.461%	31,750,000	3,519,503	3,009,554	509,949

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	1.000%	03/20/23	BNP	2.477%	$50,000,000	$5,706,872	$4,657,747	$1,049,125
South Africa Government	1.000%	06/20/23	CIT	2.493%	9,640,000	1,131,952	877,392	254,560
Venezuela Government	5.000%	06/20/23	DUB	8.856%	4,933,000	1,023,643	1,321,383	(297,740)
Venezuela Government	5.000%	06/20/23	GSC	8.856%	2,090,000	433,694	476,264	(42,570)

						$68,992,225	$71,036,257	($2,044,032)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
South Africa Government	1.000%	12/20/17	BNP	1.717%	$120,000,000	($3,448,613)	($3,292,102)	($156,511)
South Africa Government	1.000%	12/20/17	BOA	1.717%	25,000,000	(718,461)	(585,378)	(133,083)
South Africa Government	1.000%	12/20/17	JPM	1.717%	31,750,000	(912,447)	(763,833)	(148,614)
South Africa Government	1.000%	03/20/18	BNP	1.792%	50,000,000	(1,673,272)	(1,191,402)	(481,870)
South Africa Government	1.000%	06/20/18	CIT	1.860%	9,640,000	(368,329)	(241,341)	(126,988)
Turkey Government	1.000%	06/20/22	BNP	2.548%	10,000,000	(1,117,654)	(665,505)	(452,149)
Turkey Government	1.000%	09/20/22	BNP	2.564%	34,544,000	(3,978,690)	(2,255,732)	(1,722,958)
Turkey Government	1.000%	12/20/22	BNP	2.578%	7,100,000	(841,190)	(527,023)	(314,167)

						($13,058,656)	($9,522,316)	($3,536,340)

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx ASIA XJ IG 19 5Y	1.000%	06/20/18	BOA	$2,525,000	$23,898	$48,579	($24,681)
iTraxx ASIA XJ IG 19 5Y	1.000%	06/20/18	CIT	10,009,000	94,730	236,744	(142,014)
iTraxx ASIA XJ IG 19 5Y	1.000%	06/20/18	CSF	3,045,000	28,819	52,352	(23,533)
iTraxx ASIA XJ IG 19 5Y	1.000%	06/20/18	DUB	51,423,000	486,690	1,626,559	(1,139,869)
iTraxx ASIA XJ IG 19 5Y	1.000%	06/20/18	GSC	10,003,000	94,673	195,200	(100,527)
iTraxx ASIA XJ IG 19 5Y	1.000%	06/20/18	JPM	6,787,000	64,235	123,524	(59,289)
iTraxx FINSNR 20 5Y	1.000%	12/20/18	GSC	EUR 30,062,000	922,905	799,563	123,342
iTraxx FINSUB 20 5Y	5.000%	12/20/18	JPM	45,093,000	(8,448,380)	(8,626,299)	177,919

					($6,732,430)	($5,543,778)	($1,188,652)

					$49,201,139	$55,970,163	($6,769,024)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Cross-Currency Swaps

Notional Amount on Fixed Rate Currency Received		Notional Amount on Floating Rate Currency Delivered	Pay/Receive Floating Rate	Counter- party	Fixed rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
TRY	50,000,000	$27,624,309	Receive	BNP	6.250%	10/17/20	$4,055,706	$-	$4,055,706
	50,121,620	27,699,155	Receive	CSF	6.250%	10/17/20	4,072,845	-	4,072,845
	8,713,565	4,550,165	Receive	JPM	7.860%	07/21/21	320,925	-	320,925
	48,823,375	27,041,471	Receive	CSF	6.330%	10/16/21	4,266,446	-	4,266,446

							$12,715,922	$-	$12,715,922

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC-BRL-CDI-Compounded	JPM	Pay	10.554%	01/02/15	BRL 364,834,935	$614,506	$-	$614,506
OTC-BRL-CDI-Compounded	DUB	Pay	11.237%	01/02/17	109,066,121	(221,646)	-	(221,646)
OTC-BRL-CDI-Compounded	DUB	Pay	11.400%	01/02/17	36,208,530	4,820	-	4,820
OTC-BRL-CDI-Compounded	DUB	Pay	11.455%	01/02/17	74,317,887	64,248	-	64,248
OTC-BRL-CDI-Compounded	DUB	Pay	11.524%	01/02/17	90,146,443	160,907	-	160,907
OTC-6-Month PLN-WIBOR	BNP	Receive	3.353%	10/03/17	PLN 19,330,000	59,798	-	59,798
OTC-6-Month PLN-WIBOR	JPM	Receive	3.390%	10/03/17	51,520,000	131,566	-	131,566
OTC-6-Month PLN-WIBOR	JPM	Pay	4.190%	10/03/17	200,000,000	2,854,200	-	2,854,200
OTC-6-Month PLN-WIBOR	CSF	Pay	4.210%	10/03/17	125,000,000	1,821,203	-	1,821,203
OTC-6-Month PLN-WIBOR	DUB	Pay	4.210%	10/03/17	100,000,000	1,456,963	-	1,456,963
OTC-6-Month PLN-WIBOR	BNP	Pay	4.215%	10/03/17	100,000,000	1,464,433	-	1,464,433
OTC-6-Month PLN-WIBOR	BNP	Receive	3.384%	11/13/17	26,000,000	32,123	-	32,123
OTC-6-Month PLN-WIBOR	BNP	Pay	3.850%	11/13/17	26,000,000	239,269	-	239,269
OTC-6-Month PLN-WIBOR	BOA	Receive	3.605%	11/14/17	64,630,000	(140,206)	-	(140,206)
OTC-6-Month PLN-WIBOR	BOA	Pay	3.830%	11/14/17	64,630,000	579,144	-	579,144
OTC-6-Month PLN-WIBOR	DUB	Receive	3.600%	11/16/17	67,970,000	(145,366)	-	(145,366)
OTC-6-Month PLN-WIBOR	DUB	Pay	3.790%	11/16/17	67,970,000	572,211	-	572,211
OTC-6-Month PLN-WIBOR	BOA	Receive	3.508%	11/19/17	97,000,000	(279,900)	-	(279,900)
OTC-6-Month PLN-WIBOR	BOA	Pay	3.810%	11/19/17	97,000,000	853,940	-	853,940
OTC-6-Month PLN-WIBOR	BNP	Receive	3.595%	11/20/17	97,800,000	(207,988)	-	(207,988)
OTC-6-Month PLN-WIBOR	BNP	Pay	3.810%	11/20/17	97,800,000	855,318	-	855,318
OTC-6-Month CLP-CLICP	DUB	Pay	2.090%	05/10/18	CLP 6,191,250,000	99,063	-	99,063
OTC-6-Month CLP-CLICP	BOA	Pay	2.100%	05/10/18	6,095,510,000	102,922	-	102,922
OTC-6-Month CLP-CLICP	DUB	Receive	4.780%	05/10/18	6,191,250,000	128,685	-	128,685
OTC-6-Month CLP-CLICP	BOA	Receive	4.800%	05/10/18	6,095,510,000	116,720	-	116,720
OTC-6-Month CLP-CLICP	DUB	Pay	2.053%	05/13/18	17,078,830,000	232,812	-	232,812
OTC-6-Month CLP-CLICP	BOA	Pay	2.080%	05/13/18	13,337,686,000	213,749	-	213,749
OTC-6-Month CLP-CLICP	DUB	Receive	4.700%	05/13/18	17,078,830,000	468,803	-	468,803
OTC-6-Month CLP-CLICP	BOA	Receive	4.760%	05/13/18	13,337,686,000	300,493	-	300,493
OTC-6-Month CLP-CLICP	DUB	Pay	2.110%	05/14/18	6,633,307,000	126,078	-	126,078
OTC-6-Month CLP-CLICP	DUB	Receive	4.740%	05/14/18	6,633,307,000	160,318	-	160,318
OTC-6-Month CLP-CLICP	BOA	Pay	2.100%	05/16/18	1,561,531,000	29,250	-	29,250
OTC-6-Month CLP-CLICP	BOA	Receive	4.730%	05/16/18	1,561,531,000	39,110	-	39,110
OTC-6-Month CLP-CLICP	DUB	Pay	2.000%	05/20/18	2,699,413,258	29,766	-	29,766
OTC-6-Month CLP-CLICP	BOA	Pay	2.050%	05/20/18	6,835,770,000	105,854	-	105,854
OTC-6-Month CLP-CLICP	DUB	Receive	4.700%	05/20/18	2,699,403,000	74,733	-	74,733
OTC-6-Month CLP-CLICP	BOA	Receive	4.740%	05/20/18	6,835,770,000	166,736	-	166,736
OTC-6-Month CLP-CLICP	DUB	Receive	1.930%	05/23/18	1,387,885,795	7,933	-	7,933
OTC-6-Month CLP-CLICP	DUB	Receive	4.640%	05/23/18	1,387,885,795	45,323	-	45,323
OTC-28-day MXN TIIE	CIT	Receive	5.400%	07/13/18	MXN 298,650,000	(151,327)	-	(151,327)
OTC-28-day MXN TIIE	JPM	Receive	5.410%	07/13/18	438,914,000	(241,524)	-	(241,524)
OTC-28-day MXN TIIE	CIT	Receive	5.440%	07/17/18	151,660,000	(94,896)	-	(94,896)
OTC-28-day MXN TIIE	JPM	Receive	5.445%	07/17/18	113,760,000	(73,086)	-	(73,086)
OTC-28-day MXN TIIE	CIT	Receive	5.395%	07/18/18	151,820,000	(71,116)	-	(71,116)
OTC-3-Month KRW-KWCDC	DUB	Receive	3.250%	08/19/18	KRW 24,142,137,000	(224,157)	-	(224,157)
OTC-3-Month KRW-KWCDC	JPM	Receive	3.260%	08/19/18	3,818,755,000	(37,111)	-	(37,111)
OTC-3-Month KRW-KWCDC	GSC	Receive	3.263%	08/19/18	11,456,266,000	(112,985)	-	(112,985)
OTC-3-Month KRW-KWCDC	JPM	Receive	3.293%	08/20/18	6,817,335,065	(75,603)	-	(75,603)
OTC-3-Month KRW-KWCDC	CIT	Receive	3.300%	08/20/18	15,862,981,000	(181,323)	-	(181,323)
OTC-3-Month KRW-KWCDC	DUB	Receive	3.257%	08/22/18	21,061,616,118	(200,402)	-	(200,402)
OTC-3-Month KRW-KWCDC	CIT	Receive	3.263%	08/22/18	12,309,683,638	(120,289)	-	(120,289)
OTC-3-Month NZD Bank Bills	CSF	Pay	3.640%	10/03/22	NZD 25,000,000	(1,546,963)	-	(1,546,963)
OTC-3-Month NZD Bank Bills	DUB	Pay	3.650%	10/03/22	16,367,000	(1,001,925)	-	(1,001,925)
OTC-3-Month NZD Bank Bills	JPM	Pay	4.125%	02/25/23	13,271,000	(577,623)	-	(577,623)
OTC-3-Month NZD Bank Bills	JPM	Pay	4.060%	06/04/23	41,340,000	(1,735,340)	-	(1,735,340)
OTC-3-Month NZD Bank Bills	CIT	Pay	4.073%	06/05/23	24,240,000	(1,003,522)	-	(1,003,522)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC-6-Month AUD Bank Bills	CIT	Pay	4.310%	07/04/23	AUD 15,618,000	$45,748	$-	$45,748
OTC-6-Month AUD Bank Bills	CIT	Pay	4.320%	07/04/23	15,906,000	59,073	-	59,073
OTC-28-day MXN TIIE	CIT	Pay	6.380%	07/07/23	MXN 171,450,000	(178,948)	-	(178,948)
OTC-28-day MXN TIIE	JPM	Pay	6.390%	07/07/23	247,700,000	(246,704)	-	(246,704)
OTC-28-day MXN TIIE	CIT	Pay	6.404%	07/11/23	86,980,000	(81,385)	-	(81,385)
OTC-28-day MXN TIIE	JPM	Pay	6.410%	07/11/23	64,390,000	(58,015)	-	(58,015)
OTC-28-day MXN TIIE	CIT	Pay	6.360%	07/12/23	87,070,000	(104,306)	-	(104,306)
OTC-6-Month AUD Bank Bills	CIT	Pay	4.295%	07/15/23	AUD 52,890,000	72,462	-	72,462
OTC-6-Month AUD Bank Bills	CIT	Pay	4.508%	08/21/23	9,065,000	146,285	-	146,285
OTC-6-Month AUD Bank Bills	CIT	Pay	4.501%	08/26/23	37,214,000	568,048	-	568,048
OTC-6-Month AUD Bank Bills	CIT	Pay	4.525%	08/26/23	61,173,000	1,047,228	-	1,047,228

						$7,038,185	$-	$7,038,185

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Interest from Guatemala Bills	3-Month USD-LIBOR + 50 bps	CIT	12/05/13	GTQ 21,196,000	$39,266	$-	$39,266

				Number of Contracts
OTC-KOSPI 200 Index Futures (12/13)	NA	CIT	12/13/13	79	(37,310)	-	(37,310)
OTC-WIG 20 Index Futures (12/13)	NA	JPM	12/20/13	2,605	(77,015)	-	(77,015)

					($75,059)	$-	($75,059)

Total Swap Agreements					$68,880,187	$55,970,163	$12,910,024

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$32,540,225	$-	$32,540,225	$-
	Mortgage-Backed Securities	33,273,795	-	33,273,795	-
	Foreign Government Bonds & Notes	915,269,774	-	915,269,774	-
	Short-Term Investments	1,113,397,848	-	1,113,397,848	-
	Derivatives:
	Credit Contracts
	Swaps	71,536,893	-	71,536,893	-
	Equity Contracts
	Futures	1,102,871	1,102,871	-	-
	Purchased Options	2,498,190	-	2,498,190	-

	Total Equity Contracts	3,601,061	1,102,871	2,498,190	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	13,188,270	-	13,188,270	-
	Purchased Options	908,396	-	908,396	-
	Swaps	12,715,922	-	12,715,922	-

	Total Foreign Currency Contracts	26,812,588	-	26,812,588	-

	Interest Rate Contracts
	Swaps	16,191,107	-	16,151,841	39,266

	Total Assets - Derivatives	118,141,649	1,102,871	116,999,512	39,266

	Total Assets	2,212,623,291	1,102,871	2,211,481,154	39,266

Liabilities	Securities Sold Short
	Foreign Government Bonds & Notes	(192,766,883)	-	(192,766,883)	-
	Derivatives:
	Credit Contracts
	Swaps	(22,335,754)	-	(22,335,754)	-
	Equity Contracts
	Futures	(564)	(564)	-	-
	Swaps	(114,325)	-	(114,325)	-

	Total Equity Contracts	(114,889)	(564)	(114,325)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(56,234,390)	-	(56,234,390)	-
	Written Options	(5,652,671)	-	(5,652,671)	-

	Total Foreign Currency Contracts	(61,887,061)	-	(61,887,061)	-

	Interest Rate Contracts
	Futures	(10,909,584)	(10,909,584)	-	-
	Swaps	(9,113,656)	-	(9,113,656)	-

	Total Interest Rate Contracts	(20,023,240)	(10,909,584)	(9,113,656)	-

	Total Liabilities - Derivatives	(104,360,944)	(10,910,148)	(93,450,796)	-

	Total Liabilities	(297,127,827)	(10,910,148)	(286,217,679)	-

	Total	$1,915,495,464	($9,807,277)	$1,925,263,475	$39,266

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Canada - 0.0%

Aureus Mining Inc Strike @ EUR 0.63 Exp. 05/16/14 *	562,500	$1
Torex Gold Resources Inc Strike @ CAD 2.65 Exp. 10/23/13 *	362,500	1,749

		1,750

Total Warrants (Cost $0)		1,750

COMMON STOCKS - 92.5%

Australia - 6.2%

Gryphon Minerals Ltd *	3,186,607	435,350
Newcrest Mining Ltd	1,722,898	18,821,845
Perseus Mining Ltd *	4,553,507	2,407,701
Regis Resources Ltd *	2,995,796	11,244,412
Troy Resources Ltd *	934,188	1,332,097

		34,241,405

Bermuda - 0.7%

Continental Gold Ltd *	1,006,705	3,645,463

Canada - 64.4%

Agnico Eagle Mines Ltd (NYSE)	855,026	22,632,538
Alamos Gold Inc	1,549,881	24,074,653
Aureus Mining Inc *	2,250,000	1,272,000
AuRico Gold Inc (TSE)	1,075,000	4,101,500
B2Gold Corp *	2,900,000	7,235,571
Barrick Gold Corp (NYSE)	890,387	16,579,006
Centerra Gold Inc	1,423,662	6,661,862
Detour Gold Corp *	1,538,213	13,036,842
Eldorado Gold Corp	4,207,777	28,390,903
First Quantum Minerals Ltd	260,292	4,846,756
Franco-Nevada Corp	495,835	22,494,412
Goldcorp Inc (NYSE)	1,985,700	51,648,057
IAMGOLD Corp (TSE)	1,956,288	9,344,145
Kinross Gold Corp	4,777,663	24,072,687
MAG Silver Corp *	500,476	2,954,123
New Gold Inc *	1,808,272	10,778,885
Osisko Mining Corp *	4,736,549	23,957,497
Platinum Group Metals Ltd *	2,665,500	2,691,248
Pretium Resources Inc *	100,000	690,258
Rio Alto Mining Ltd *	1,300,780	2,601,434
SEMAFO Inc	1,507,424	3,629,350
Silver Wheaton Corp (NYSE)	555,465	13,758,868
Tahoe Resources Inc (TSE) *	841,033	15,137,859
Timmins Gold Corp *	433,180	731,744
Torex Gold Resources Inc *	4,072,727	5,258,703
Yamana Gold Inc	3,456,199	35,936,014

		354,516,915

Peru - 0.5%

Cia de Minas Buenaventura SA ADR	237,043	2,775,774

South Africa - 1.4%

AngloGold Ashanti Ltd ADR	277,460	3,684,669
Impala Platinum Holdings Ltd	340,000	4,182,850

		7,867,519

	Shares	Value
United Kingdom - 13.2%

Fresnillo PLC	1,072,915	$16,912,421
Hochschild Mining PLC	849,937	2,494,088
Randgold Resources Ltd ADR	739,673	52,908,810

		72,315,319

United States - 6.1%

Newmont Mining Corp	507,915	14,272,411
Royal Gold Inc	395,665	19,253,059

		33,525,470

Total Common Stocks (Cost $912,082,977)		508,887,865

	Principal Amount

SHORT-TERM INVESTMENT - 8.4%

Repurchase Agreement - 8.4%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $46,358,246; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $47,286,438)	$46,358,246	46,358,246

Total Short-Term Investment (Cost $46,358,246)		46,358,246

TOTAL INVESTMENTS - 100.9% (Cost $958,441,223)		555,247,861

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(5,108,362)

NET ASSETS - 100.0%		$550,139,499

Notes to Schedule of Investments

(a)	As of September 30, 2013, the portfolio was diversified by precious metals sector as a percentage of net assets as follows:

Gold	80.6%
Precious Metals & Minerals	10.5%
Others (each less than 3.0%)	1.4%

	92.5%
Short-Term Investment	8.4%
Other Assets & Liabilities, Net	(0.9%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants
	Canada	$1,750	$1,749	$1	$-
	Common Stocks
	Australia	34,241,405	-	34,241,405	-
	Bermuda	3,645,463	3,645,463	-	-
	Canada	354,516,915	353,244,915	1,272,000	-
	Peru	2,775,774	2,775,774	-	-
	South Africa	7,867,519	3,684,669	4,182,850	-
	United Kingdom	72,315,319	52,908,810	19,406,509	-
	United States	33,525,470	33,525,470	-	-

		508,887,865	449,785,101	59,102,764	-
	Short-Term Investment	46,358,246	-	46,358,246	-

	Total	$555,247,861	$449,786,850	$105,461,011	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	59,817,475	$1,273,514,049

TOTAL INVESTMENTS - 100.0% (Cost $1,093,759,748)		1,273,514,049

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(477,226)

NET ASSETS - 100.0%		$1,273,036,823

Notes to Schedule of Investments

(a)	The portfolio’s investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Fund	$1,273,514,049	$1,273,514,049	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a “Master Fund”). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	15,716,625	$171,757,182
PD High Yield Bond Market Portfolio ‘P’	1,555,136	18,812,154
PD Large-Cap Growth Index Portfolio ‘P’	1,834,175	35,133,824
PD Large-Cap Value Index Portfolio ‘P’	2,213,521	40,481,953
PD Small-Cap Growth Index Portfolio ‘P’	339,989	6,570,002
PD Small-Cap Value Index Portfolio ‘P’	553,854	9,537,484
PD Emerging Markets Portfolio ‘P’	446,908	6,476,631
PD International Large-Cap Portfolio ‘P’	1,956,318	30,188,547

Total Affiliated Mutual Funds (Cost $295,368,380)		318,957,777

TOTAL INVESTMENTS - 100.0% (Cost $295,368,380)		318,957,777

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(66,155)

NET ASSETS - 100.0%		$318,891,622

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	32,063,986	$350,407,294
PD High Yield Bond Market Portfolio ‘P’	4,026,050	48,702,274
PD Large-Cap Growth Index Portfolio ‘P’	7,862,541	150,607,849
PD Large-Cap Value Index Portfolio ‘P’	10,219,945	186,907,358
PD Small-Cap Growth Index Portfolio ‘P’	1,561,591	30,176,452
PD Small-Cap Value Index Portfolio ‘P’	2,940,498	50,635,997
PD Emerging Markets Portfolio ‘P’	2,828,595	40,992,212
PD International Large-Cap Portfolio ‘P’	9,365,481	144,521,654

Total Affiliated Mutual Funds (Cost $903,010,067)		1,002,951,090

TOTAL INVESTMENTS - 100.0% (Cost $903,010,067)		1,002,951,090

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(188,522)

NET ASSETS - 100.0%		$1,002,762,568

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$318,957,777	$318,957,777	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$1,002,951,090	$1,002,951,090	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	5,987,323	$65,431,713
PD High Yield Bond Market Portfolio ‘P’	604,337	7,310,532
PD Large-Cap Growth Index Portfolio ‘P’	3,608,987	69,130,552
PD Large-Cap Value Index Portfolio ‘P’	4,278,275	78,243,183
PD Small-Cap Growth Index Portfolio ‘P’	1,164,852	22,509,803
PD Small-Cap Value Index Portfolio ‘P’	1,701,276	29,296,332
PD Emerging Markets Portfolio ‘P’	1,543,788	22,372,694
PD International Large-Cap Portfolio ‘P’	4,607,522	71,100,109

Total Affiliated Mutual Funds (Cost $312,879,886)		365,394,918

TOTAL INVESTMENTS - 100.0% (Cost $312,879,886)		365,394,918

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(70,468)

NET ASSETS - 100.0%		$365,324,450

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	35,529,065	$382,663,588
Floating Rate Income Portfolio ‘P’ *	5,492,720	55,144,255
Floating Rate Loan Portfolio ‘P’	16,814,157	133,162,390
High Yield Bond Portfolio ‘P’	21,558,776	151,423,928
Inflation Managed Portfolio ‘P’ *	16,576,156	184,074,279
Inflation Protected Portfolio ‘P’ *	18,445,713	187,491,393
Managed Bond Portfolio ‘P’	37,966,446	467,910,018
Short Duration Bond Portfolio ‘P’	46,220,468	448,322,964
Emerging Markets Debt Portfolio ‘P’	22,069,047	222,653,977
Comstock Portfolio ‘P’	6,905,859	78,574,037
Dividend Growth Portfolio ‘P’	616,500	8,084,199
Equity Index Portfolio ‘P’	1,410,463	52,862,306
Growth Portfolio ‘P’	975,048	16,845,543
Large-Cap Growth Portfolio ‘P’	6,357,482	46,912,317
Large-Cap Value Portfolio ‘P’	6,990,193	109,414,132
Main Street Core Portfolio ‘P’	317,110	8,154,289
Mid-Cap Equity Portfolio ‘P’	2,146,996	32,360,473
Mid-Cap Value Portfolio ‘P’	1,770,308	31,259,063
Value Advantage Portfolio ‘P’ *	2,963,379	31,475,671
International Large-Cap Portfolio ‘P’	10,383,526	83,416,177
International Value Portfolio ‘P’	4,095,012	50,657,682
Currency Strategies Portfolio ‘P’ *	8,419,616	84,916,805
Global Absolute Return Portfolio ‘P’ *	19,187,256	186,566,405
Precious Metals Portfolio ‘P’ *	4,700,996	24,217,183

Total Affiliated Mutual Funds (Cost $2,973,097,376)		3,078,563,074

TOTAL INVESTMENTS - 100.0% (Cost $2,973,097,376)		3,078,563,074

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(525,798)

NET ASSETS - 100.0%		$3,078,037,276

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$365,394,918	$365,394,918	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,078,563,074	$3,078,563,074	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	38,886,600	$418,825,716
Floating Rate Income Portfolio ‘P’ *	7,412,181	74,414,715
Floating Rate Loan Portfolio ‘P’	22,327,134	176,823,290
High Yield Bond Portfolio ‘P’	27,787,341	195,171,945
Inflation Managed Portfolio ‘P’ *	17,357,771	192,753,934
Inflation Protected Portfolio ‘P’ *	20,776,248	211,180,110
Managed Bond Portfolio ‘P’	40,881,014	503,830,044
Short Duration Bond Portfolio ‘P’	47,121,973	457,067,260
Emerging Markets Debt Portfolio ‘P’	17,099,934	172,520,736
American Funds Growth-Income Portfolio ‘P’	4,050,232	50,949,431
Comstock Portfolio ‘P’	14,903,507	169,570,332
Dividend Growth Portfolio ‘P’	7,327,811	96,090,048
Equity Index Portfolio ‘P’	2,630,591	98,591,141
Growth Portfolio ‘P’	4,363,958	75,394,466
Large-Cap Growth Portfolio ‘P’	16,765,988	123,717,431
Large-Cap Value Portfolio ‘P’	15,381,000	240,751,390
Main Street Core Portfolio ‘P’	4,838,454	124,418,053
Mid-Cap Equity Portfolio ‘P’	1,698,194	25,595,931
Mid-Cap Growth Portfolio ‘P’	1,036,112	10,250,711
Mid-Cap Value Portfolio ‘P’	5,580,190	98,531,763
Small-Cap Equity Portfolio ‘P’	3,681,532	68,683,728
Small-Cap Growth Portfolio ‘P’	93,214	1,348,560
Small-Cap Index Portfolio ‘P’	2,306,613	36,563,622
Small-Cap Value Portfolio ‘P’	78,137	1,305,342
Value Advantage Portfolio ‘P’ *	6,798,483	72,210,413
Emerging Markets Portfolio ‘P’	3,388,157	53,219,241
International Large-Cap Portfolio ‘P’	15,478,849	124,349,520
International Small-Cap Portfolio ‘P’	10,209,557	105,896,918
International Value Portfolio ‘P’	8,169,807	101,065,274
Currency Strategies Portfolio ‘P’ *	13,005,098	131,164,102
Global Absolute Return Portfolio ‘P’ *	27,569,117	268,067,044
Precious Metals Portfolio ‘P’ *	12,448,914	64,130,579

Total Affiliated Mutual Funds (Cost $4,263,453,684)		4,544,452,790

TOTAL INVESTMENTS - 100.0% (Cost $4,263,453,684)		4,544,452,790

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(739,704)

NET ASSETS - 100.0%		$4,543,713,086

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	111,967,883	$1,205,943,140
Floating Rate Income Portfolio ‘P’ *	13,945,912	140,010,217
Floating Rate Loan Portfolio ‘P’	36,903,223	292,260,940
High Yield Bond Portfolio ‘P’	71,611,841	502,985,245
Inflation Managed Portfolio ‘P’ *	31,959,142	354,898,698
Inflation Protected Portfolio ‘P’ *	42,669,194	433,710,894
Managed Bond Portfolio ‘P’	109,847,956	1,353,799,597
Short Duration Bond Portfolio ‘P’	89,525,018	868,362,503
Emerging Markets Debt Portfolio ‘P’	42,376,741	427,537,710
American Funds Growth-Income Portfolio ‘P’	19,023,366	239,302,248
Comstock Portfolio ‘P’	63,870,476	726,710,678
Dividend Growth Portfolio ‘P’	17,483,159	229,257,786
Equity Index Portfolio ‘P’	9,279,655	347,789,405
Growth Portfolio ‘P’	12,259,766	211,807,373
Large-Cap Growth Portfolio ‘P’	67,879,057	500,884,447
Large-Cap Value Portfolio ‘P’	56,638,189	886,530,328
Long/Short Large-Cap Portfolio ‘P’	53,805,447	613,439,826
Main Street Core Portfolio ‘P’	13,762,490	353,894,515
Mid-Cap Equity Portfolio ‘P’	19,634,422	295,938,669
Mid-Cap Growth Portfolio ‘P’	23,462,033	232,120,103
Mid-Cap Value Portfolio ‘P’	28,626,646	505,472,711
Small-Cap Equity Portfolio ‘P’	7,235,854	134,994,205
Small-Cap Growth Portfolio ‘P’	11,048,071	159,836,790
Small-Cap Index Portfolio ‘P’	11,472,464	181,857,490
Small-Cap Value Portfolio ‘P’	8,450,816	141,178,506
Value Advantage Portfolio ‘P’ *	27,860,520	295,921,846
Real Estate Portfolio ‘P’	18,690,115	319,570,722
Emerging Markets Portfolio ‘P’	30,781,943	483,505,180
International Large-Cap Portfolio ‘P’	74,214,652	596,204,296
International Small-Cap Portfolio ‘P’	46,608,350	483,437,278
International Value Portfolio ‘P’	38,876,189	480,921,117
Currency Strategies Portfolio ‘P’ *	59,043,543	595,489,025
Global Absolute Return Portfolio ‘P’ *	75,070,472	729,944,285
Precious Metals Portfolio ‘P’ *	35,395,352	182,339,154

Total Affiliated Mutual Funds (Cost $14,190,518,465)		15,507,856,927

TOTAL INVESTMENTS - 100.0% (Cost $14,190,518,465)		15,507,856,927

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,479,270)

NET ASSETS - 100.0%		$15,505,377,657

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$4,544,452,790	$4,544,452,790	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$15,507,856,927	$15,507,856,927	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	75,062,415	$808,455,088
Inflation Managed Portfolio ‘P’ *	10,396,066	115,445,854
Inflation Protected Portfolio ‘P’ *	14,548,129	147,874,414
Managed Bond Portfolio ‘P’	74,743,369	921,160,000
Short Duration Bond Portfolio ‘P’	20,439,313	198,254,444
Emerging Markets Debt Portfolio ‘P’	13,928,479	140,524,020
American Funds Growth Portfolio ‘P’	4,299,161	48,326,722
American Funds Growth-Income Portfolio ‘P’	16,125,083	202,843,624
Comstock Portfolio ‘P’	51,398,156	584,802,101
Dividend Growth Portfolio ‘P’	21,614,573	283,433,276
Equity Index Portfolio ‘P’	7,295,683	273,432,711
Growth Portfolio ‘P’	12,506,328	216,067,123
Large-Cap Growth Portfolio ‘P’	58,167,121	429,219,374
Large-Cap Value Portfolio ‘P’	54,215,854	848,614,678
Long/Short Large-Cap Portfolio ‘P’	66,284,142	755,710,338
Main Street Core Portfolio ‘P’	15,689,838	403,455,170
Mid-Cap Equity Portfolio ‘P’	26,942,708	406,092,370
Mid-Cap Growth Portfolio ‘P’	29,745,468	294,284,855
Mid-Cap Value Portfolio ‘P’	26,789,498	473,033,413
Small-Cap Equity Portfolio ‘P’	33,632,350	627,454,903
Small-Cap Growth Portfolio ‘P’	13,998,889	202,527,441
Small-Cap Index Portfolio ‘P’	2,888,708	45,790,796
Small-Cap Value Portfolio ‘P’	8,341,959	139,359,943
Value Advantage Portfolio ‘P’ *	28,141,269	298,903,840
Real Estate Portfolio ‘P’	21,559,951	368,640,283
Emerging Markets Portfolio ‘P’	39,097,015	614,113,585
International Large-Cap Portfolio ‘P’	85,547,957	687,250,540
International Small-Cap Portfolio ‘P’	54,586,943	566,193,900
International Value Portfolio ‘P’	44,372,776	548,917,109
Currency Strategies Portfolio ‘P’ *	48,238,110	486,509,851
Global Absolute Return Portfolio ‘P’ *	62,469,931	607,423,505
Precious Metals Portfolio ‘P’ *	39,110,281	201,476,612

Total Affiliated Mutual Funds (Cost $11,611,251,364)		12,945,591,883

TOTAL INVESTMENTS - 100.0% (Cost $11,611,251,364)		12,945,591,883

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,070,527)

NET ASSETS - 100.0%		$12,943,521,356

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	5,884,643	$63,380,182
Managed Bond Portfolio ‘P’	6,166,750	76,000,904
American Funds Growth Portfolio ‘P’	1,728,878	19,434,259
American Funds Growth-Income Portfolio ‘P’	3,395,188	42,709,373
Comstock Portfolio ‘P’	13,181,218	149,974,333
Dividend Growth Portfolio ‘P’	6,185,902	81,116,125
Equity Index Portfolio ‘P’	1,931,797	72,401,227
Growth Portfolio ‘P’	2,310,227	39,912,923
Large-Cap Growth Portfolio ‘P’	14,320,883	105,674,827
Large-Cap Value Portfolio ‘P’	13,403,936	209,805,364
Long/Short Large-Cap Portfolio ‘P’	13,874,659	158,186,000
Main Street Core Portfolio ‘P’	3,384,034	87,018,500
Mid-Cap Equity Portfolio ‘P’	5,009,104	75,499,432
Mid-Cap Growth Portfolio ‘P’	7,130,890	70,548,997
Mid-Cap Value Portfolio ‘P’	6,942,809	122,592,087
Small-Cap Equity Portfolio ‘P’	7,082,279	132,129,051
Small-Cap Growth Portfolio ‘P’	4,521,966	65,421,070
Small-Cap Index Portfolio ‘P’	4,113,819	65,210,827
Small-Cap Value Portfolio ‘P’	3,018,731	50,430,618
Value Advantage Portfolio ‘P’ *	6,773,724	71,947,433
Real Estate Portfolio ‘P’	6,409,542	109,592,798
Emerging Markets Portfolio ‘P’	8,812,190	138,416,841
International Large-Cap Portfolio ‘P’	22,885,053	183,847,345
International Small-Cap Portfolio ‘P’	15,405,385	159,789,767
International Value Portfolio ‘P’	9,616,937	118,967,113
Currency Strategies Portfolio ‘P’ *	10,228,831	103,163,808
Global Absolute Return Portfolio ‘P’ *	12,972,208	126,134,670
Precious Metals Portfolio ‘P’ *	13,871,325	71,458,129

Total Affiliated Mutual Funds (Cost $2,441,052,171)		2,770,764,003

TOTAL INVESTMENTS - 100.0% (Cost $2,441,052,171)		2,770,764,003

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(445,844)

NET ASSETS - 100.0%		$2,770,318,159

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$12,945,591,883	$12,945,591,883	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,770,764,003	$2,770,764,003	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 24.2%

Consumer Discretionary - 1.7%

Amazon.com Inc 1.200% due 11/29/17	$100,000	$97,805
AutoZone Inc 4.000% due 11/15/20	50,000	51,191
Brinker International Inc 3.875% due 05/15/23	100,000	94,139
CBS Corp 5.900% due 10/15/40	50,000	50,623
7.875% due 07/30/30	100,000	121,508
8.875% due 05/15/19	25,000	32,003
Comcast Corp 4.250% due 01/15/33	250,000	236,492
4.950% due 06/15/16	200,000	221,042
5.700% due 07/01/19	100,000	116,324
5.875% due 02/15/18	200,000	233,617
6.450% due 03/15/37	100,000	119,765
6.950% due 08/15/37	200,000	252,414
COX Communications Inc 5.450% due 12/15/14	8,000	8,454
DIRECTV Holdings LLC 2.400% due 03/15/17	100,000	100,562
3.550% due 03/15/15	88,000	91,163
3.800% due 03/15/22	100,000	93,537
5.000% due 03/01/21	100,000	102,567
5.200% due 03/15/20	35,000	37,067
6.000% due 08/15/40	50,000	47,581
6.375% due 03/01/41	50,000	49,530
Discovery Communications LLC 3.700% due 06/01/15	100,000	104,647
4.950% due 05/15/42	100,000	92,818
5.050% due 06/01/20	50,000	55,454
Dollar General Corp 3.250% due 04/15/23	50,000	45,646
Ford Motor Co 4.750% due 01/15/43	100,000	89,568
7.450% due 07/16/31	150,000	183,526
International Game Technology 5.350% due 10/15/23	100,000	102,394
Johnson Controls Inc 5.000% due 03/30/20	50,000	54,910
Kohl’s Corp 3.250% due 02/01/23	100,000	92,458
Lowe’s Cos Inc 3.120% due 04/15/22	100,000	97,673
3.875% due 09/15/23	100,000	101,524
5.500% due 10/15/35	100,000	107,355
6.875% due 02/15/28	50,000	61,998
Macy’s Retail Holdings Inc 3.875% due 01/15/22	100,000	99,353
6.375% due 03/15/37	100,000	111,054
Marriott International Inc 3.375% due 10/15/20	83,000	82,886
McDonald’s Corp 3.500% due 07/15/20	50,000	52,346
3.700% due 02/15/42	200,000	174,559
4.875% due 07/15/40	10,000	10,503
5.350% due 03/01/18	100,000	115,035
Mohawk Industries Inc 6.375% due 01/15/16	100,000	110,375
NBCUniversal Media LLC 2.875% due 01/15/23	75,000	71,500
3.650% due 04/30/15	100,000	104,845
4.375% due 04/01/21	100,000	107,866
6.400% due 04/30/40	125,000	148,337
Newell Rubbermaid Inc 4.000% due 06/15/22	61,000	60,967

	Principal Amount	Value
News America Inc 4.500% due 02/15/21	$100,000	$106,395
6.400% due 12/15/35	50,000	55,327
6.900% due 03/01/19	150,000	180,846
6.900% due 08/15/39	150,000	174,912
Nike Inc 3.625% due 05/01/43	25,000	21,707
Nordstrom Inc 4.000% due 10/15/21	250,000	261,813
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	98,608
Omnicom Group Inc 3.625% due 05/01/22	100,000	96,124
4.450% due 08/15/20	50,000	52,387
Princeton University 5.700% due 03/01/39	50,000	58,722
Reed Elsevier Capital Inc 8.625% due 01/15/19	50,000	63,757
Starwood Hotels & Resorts Worldwide Inc 3.125% due 02/15/23	118,000	107,940
Target Corp 2.900% due 01/15/22	100,000	97,852
6.000% due 01/15/18	100,000	117,508
6.500% due 10/15/37	100,000	123,627
7.000% due 01/15/38	100,000	129,315
The Gap Inc 5.950% due 04/12/21	100,000	111,007
The Home Depot Inc 2.700% due 04/01/23	100,000	94,074
4.200% due 04/01/43	100,000	91,056
4.400% due 04/01/21	100,000	109,850
5.400% due 03/01/16	150,000	166,516
5.875% due 12/16/36	75,000	85,883
The Interpublic Group of Cos Inc 2.250% due 11/15/17	50,000	49,167
The Walt Disney Co 1.100% due 12/01/17	175,000	172,048
1.125% due 02/15/17	100,000	99,721
2.350% due 12/01/22	100,000	92,040
2.750% due 08/16/21	50,000	49,002
Thomson Reuters Corp (Canada) 0.875% due 05/23/16	100,000	99,492
4.700% due 10/15/19	25,000	27,445
5.850% due 04/15/40	25,000	26,511
Time Warner Cable Inc 4.000% due 09/01/21	100,000	93,486
5.000% due 02/01/20	300,000	304,254
5.875% due 11/15/40	150,000	128,042
6.550% due 05/01/37	100,000	92,266
6.750% due 06/15/39	50,000	46,724
7.300% due 07/01/38	150,000	149,671
Time Warner Inc 3.150% due 07/15/15	100,000	104,142
4.700% due 01/15/21	50,000	53,537
4.750% due 03/29/21	100,000	107,308
6.100% due 07/15/40	50,000	53,822
6.200% due 03/15/40	50,000	54,640
6.250% due 03/29/41	50,000	55,148
6.500% due 11/15/36	100,000	111,610
7.625% due 04/15/31	100,000	124,778
7.700% due 05/01/32	150,000	189,358
TJX Cos Inc 4.200% due 08/15/15	25,000	26,656
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	28,433
Viacom Inc 1.250% due 02/27/15	50,000	50,155
2.500% due 09/01/18	80,000	79,963
3.125% due 06/15/22	100,000	93,363
4.375% due 03/15/43	70,000	56,853

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
5.625% due 09/15/19	$25,000	$28,391
6.875% due 04/30/36	100,000	111,698
Whirlpool Corp 3.700% due 03/01/23	50,000	48,500
Wyndham Worldwide Corp 2.950% due 03/01/17	100,000	102,719
Yale University 2.900% due 10/15/14	25,000	25,656
Yum! Brands Inc 4.250% due 09/15/15	25,000	26,592
6.875% due 11/15/37	25,000	29,085

		9,994,483

Consumer Staples - 1.8%

Altria Group Inc 4.500% due 05/02/43	100,000	86,803
4.750% due 05/05/21	200,000	212,597
9.250% due 08/06/19	250,000	330,619
9.950% due 11/10/38	50,000	74,849
Anheuser-Busch InBev Finance Inc 1.250% due 01/17/18	100,000	98,106
Anheuser-Busch InBev Worldwide Inc 0.800% due 07/15/15	200,000	201,008
1.375% due 07/15/17	150,000	149,533
2.500% due 07/15/22	100,000	92,731
3.750% due 07/15/42	100,000	86,825
4.125% due 01/15/15	150,000	156,975
5.375% due 01/15/20	200,000	230,261
6.375% due 01/15/40	50,000	62,139
7.750% due 01/15/19	100,000	125,998
Archer-Daniels-Midland Co 4.016% due 04/16/43	50,000	44,147
4.479% due 03/01/21	100,000	107,442
Bunge Ltd Finance Corp 3.200% due 06/15/17	100,000	103,678
8.500% due 06/15/19	10,000	12,469
Campbell Soup Co 2.500% due 08/02/22	100,000	91,122
Colgate-Palmolive Co 0.600% due 11/15/14	100,000	100,339
ConAgra Foods Inc 1.350% due 09/10/15	50,000	50,435
1.900% due 01/25/18	100,000	98,813
3.200% due 01/25/23	100,000	93,778
Costco Wholesale Corp 0.650% due 12/07/15	100,000	100,074
1.125% due 12/15/17	150,000	147,659
CVS Caremark Corp 2.750% due 12/01/22	50,000	46,311
5.750% due 06/01/17	100,000	114,468
6.125% due 09/15/39	50,000	57,344
6.250% due 06/01/27	100,000	119,330
Diageo Capital PLC (United Kingdom) 1.125% due 04/29/18	100,000	96,708
5.750% due 10/23/17	100,000	115,086
Diageo Investment Corp 2.875% due 05/11/22	150,000	144,634
Dr Pepper Snapple Group Inc 3.200% due 11/15/21	50,000	49,027
General Mills Inc 5.400% due 06/15/40	45,000	49,195
5.650% due 02/15/19	100,000	115,999
Kellogg Co 2.750% due 03/01/23	100,000	92,833
3.250% due 05/21/18	65,000	68,874
7.450% due 04/01/31	125,000	160,127
Kimberly-Clark Corp 3.700% due 06/01/43	100,000	87,741
6.625% due 08/01/37	100,000	129,674
7.500% due 11/01/18	50,000	62,638

	Principal Amount	Value
Kraft Foods Group Inc 3.500% due 06/06/22	$200,000	$197,973
5.000% due 06/04/42	100,000	99,422
6.875% due 01/26/39	100,000	122,640
Lorillard Tobacco Co 3.500% due 08/04/16	45,000	47,181
3.750% due 05/20/23	100,000	92,070
Molson Coors Brewing Co 5.000% due 05/01/42	100,000	97,795
Mondelez International Inc 4.125% due 02/09/16	100,000	106,851
5.375% due 02/10/20	100,000	113,104
6.125% due 02/01/18	100,000	115,758
6.500% due 02/09/40	100,000	117,757
6.875% due 02/01/38	100,000	121,259
PepsiCo Inc 0.700% due 08/13/15	100,000	100,193
1.250% due 08/13/17	100,000	98,658
2.750% due 03/01/23	100,000	93,900
3.100% due 01/15/15	100,000	103,262
5.000% due 06/01/18	100,000	113,382
7.900% due 11/01/18	100,000	127,463
Philip Morris International Inc 4.500% due 03/20/42	200,000	187,847
5.650% due 05/16/18	200,000	231,768
6.375% due 05/16/38	100,000	119,214
Reynolds American Inc 6.750% due 06/15/17	100,000	115,655
Safeway Inc 3.950% due 08/15/20	60,000	58,982
Sysco Corp 2.600% due 06/12/22	100,000	94,842
The Clorox Co 3.550% due 11/01/15	25,000	26,315
3.800% due 11/15/21	100,000	101,135
The Coca-Cola Co 0.750% due 03/13/15	150,000	150,656
1.800% due 09/01/16	100,000	102,898
3.300% due 09/01/21	100,000	102,546
The Hershey Co 1.500% due 11/01/16	100,000	101,083
The Kroger Co 2.200% due 01/15/17	50,000	50,940
3.850% due 08/01/23	150,000	148,097
3.900% due 10/01/15	100,000	105,477
5.150% due 08/01/43	25,000	24,557
The Pepsi Bottling Group Inc 7.000% due 03/01/29	200,000	252,618
The Procter & Gamble Co 2.300% due 02/06/22	100,000	95,461
3.500% due 02/15/15	150,000	156,151
4.700% due 02/15/19	100,000	113,892
5.500% due 02/01/34	50,000	57,941
Tyson Foods Inc 4.500% due 06/15/22	100,000	104,014
Unilever Capital Corp 0.850% due 08/02/17	100,000	97,736
5.900% due 11/15/32	50,000	61,784
Wal-Mart Stores Inc 0.600% due 04/11/16	100,000	99,674
1.125% due 04/11/18	100,000	97,894
1.500% due 10/25/15	200,000	203,782
2.550% due 04/11/23	100,000	92,695
3.250% due 10/25/20	100,000	103,274
4.000% due 04/11/43	150,000	134,253
5.000% due 10/25/40	100,000	103,505
5.250% due 09/01/35	125,000	134,374
5.800% due 02/15/18	100,000	117,460
6.500% due 08/15/37	150,000	186,783

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Walgreen Co 1.800% due 09/15/17	$75,000	$75,343
3.100% due 09/15/22	75,000	70,737
5.250% due 01/15/19	25,000	28,211

		10,346,651

Energy - 2.6%

Anadarko Petroleum Corp 6.200% due 03/15/40	100,000	112,445
6.375% due 09/15/17	100,000	116,371
6.450% due 09/15/36	150,000	172,790
Apache Corp 1.750% due 04/15/17	100,000	100,927
5.100% due 09/01/40	100,000	99,158
5.250% due 02/01/42	25,000	25,527
5.625% due 01/15/17	50,000	56,531
6.000% due 01/15/37	25,000	27,651
Baker Hughes Inc 5.125% due 09/15/40	50,000	53,563
7.500% due 11/15/18	165,000	207,279
BP Capital Markets PLC (United Kingdom) 1.375% due 05/10/18	100,000	97,136
1.846% due 05/05/17	100,000	100,960
2.750% due 05/10/23	250,000	228,910
3.125% due 10/01/15	150,000	156,961
3.561% due 11/01/21	100,000	99,680
3.875% due 03/10/15	100,000	104,724
Buckeye Partners LP 5.500% due 08/15/19	25,000	27,658
Burlington Resources Finance Co (Canada) 7.400% due 12/01/31	100,000	133,795
Canadian Natural Resources Ltd (Canada) 5.700% due 05/15/17	100,000	113,182
6.750% due 02/01/39	90,000	107,106
Cenovus Energy Inc (Canada) 4.450% due 09/15/42	100,000	89,969
5.700% due 10/15/19	50,000	57,163
Chevron Corp 1.104% due 12/05/17	100,000	98,685
2.355% due 12/05/22	250,000	230,738
4.950% due 03/03/19	50,000	57,398
CNOOC Finance Ltd (United Kingdom) 3.000% due 05/09/23	200,000	180,208
ConocoPhillips 4.600% due 01/15/15	100,000	105,111
5.750% due 02/01/19	150,000	175,151
6.500% due 02/01/39	50,000	63,085
ConocoPhillips Co 1.050% due 12/15/17	100,000	97,337
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	126,548
Devon Energy Corp 6.300% due 01/15/19	50,000	58,457
Devon Financing Corp LLC 7.875% due 09/30/31	150,000	193,660
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	28,494
Ecopetrol SA (Colombia) 7.625% due 07/23/19	100,000	118,750
El Paso Natural Gas Co LLC 5.950% due 04/15/17	50,000	56,527
Enbridge Energy Partners LP 5.200% due 03/15/20	15,000	16,230
7.500% due 04/15/38	50,000	58,861
Encana Corp (Canada) 5.900% due 12/01/17	100,000	114,891
6.500% due 02/01/38	100,000	109,918
Energy Transfer Partners LP 3.600% due 02/01/23	100,000	93,369
4.900% due 02/01/24	100,000	101,866

	Principal Amount	Value
5.950% due 10/01/43	$100,000	$99,607
6.125% due 02/15/17	50,000	56,612
6.500% due 02/01/42	100,000	105,900
9.000% due 04/15/19	50,000	63,236
Ensco PLC (United Kingdom) 4.700% due 03/15/21	100,000	106,345
Enterprise Products Operating LLC 3.350% due 03/15/23	50,000	47,437
4.850% due 03/15/44	100,000	93,549
5.600% due 10/15/14	100,000	105,126
6.125% due 10/15/39	115,000	127,652
6.500% due 01/31/19	100,000	118,727
6.875% due 03/01/33	150,000	178,869
EOG Resources Inc 5.625% due 06/01/19	100,000	116,686
EQT Corp 8.125% due 06/01/19	25,000	30,374
Halliburton Co 3.250% due 11/15/21	100,000	100,299
6.150% due 09/15/19	100,000	120,002
7.450% due 09/15/39	25,000	33,499
Hess Corp 5.600% due 02/15/41	50,000	51,578
7.125% due 03/15/33	50,000	59,309
8.125% due 02/15/19	100,000	124,608
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	100,599
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	100,000	105,349
3.950% due 09/01/22	100,000	98,543
4.150% due 02/01/24	100,000	98,372
5.300% due 09/15/20	50,000	55,001
5.625% due 02/15/15	35,000	37,238
6.850% due 02/15/20	50,000	59,305
6.950% due 01/15/38	200,000	226,112
Magellan Midstream Partners LP 6.400% due 07/15/18	100,000	119,168
Marathon Oil Corp 0.900% due 11/01/15	100,000	100,050
2.800% due 11/01/22	100,000	93,209
6.000% due 10/01/17	50,000	57,517
Marathon Petroleum Corp 6.500% due 03/01/41	100,000	109,068
Nabors Industries Inc 4.625% due 09/15/21	150,000	151,071
National Oilwell Varco Inc 2.600% due 12/01/22	100,000	93,094
Nexen Inc (Canada) 6.200% due 07/30/19	50,000	58,346
Noble Energy Inc 4.150% due 12/15/21	100,000	104,328
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	200,000	201,254
Occidental Petroleum Corp
1.500% due 02/15/18	150,000	147,746
4.100% due 02/01/21	100,000	104,921
ONEOK Partners LP 8.625% due 03/01/19	150,000	189,451
Pemex Project Funding Master Trust 6.625% due 06/15/35	100,000	106,101
Petro-Canada (Canada) 6.800% due 05/15/38	200,000	238,549
Petrobras International Finance Co (Cayman)
3.500% due 02/06/17	100,000	101,811
3.875% due 01/27/16	600,000	622,183
5.375% due 01/27/21	100,000	100,991
5.750% due 01/20/20	25,000	26,109
6.750% due 01/27/41	100,000	97,190
6.875% due 01/20/40	50,000	49,611
7.875% due 03/15/19	100,000	115,633

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Petrohawk Energy Corp 7.250% due 08/15/18	$100,000	$108,750
Petroleos Mexicanos (Mexico)
3.500% due 07/18/18	100,000	101,500
4.875% due 03/15/15	50,000	52,750
4.875% due 01/24/22	100,000	102,250
4.875% due 01/18/24	100,000	100,250
5.500% due 01/21/21	100,000	107,500
6.500% due 06/02/41	400,000	416,499
Phillips 66
2.950% due 05/01/17	100,000	103,615
4.300% due 04/01/22	100,000	102,166
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	100,671
Plains All American Pipeline LP
5.000% due 02/01/21	50,000	54,549
6.700% due 05/15/36	100,000	119,088
Rowan Cos Inc 7.875% due 08/01/19	30,000	36,213
Shell International Finance BV (Netherlands)
1.900% due 08/10/18	150,000	150,695
2.375% due 08/21/22	100,000	92,219
3.100% due 06/28/15	100,000	104,514
3.625% due 08/21/42	100,000	87,722
4.300% due 09/22/19	100,000	110,568
4.550% due 08/12/43	100,000	98,901
6.375% due 12/15/38	50,000	62,652
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	105,274
Spectra Energy Capital LLC
3.300% due 03/15/23	100,000	89,508
6.200% due 04/15/18	25,000	28,722
Spectra Energy Partners LP 4.750% due 03/15/24	100,000	103,298
Statoil ASA (Norway)
2.450% due 01/17/23	100,000	91,606
3.150% due 01/23/22	100,000	98,938
3.950% due 05/15/43	100,000	88,979
5.250% due 04/15/19	100,000	114,965
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	93,278
Talisman Energy Inc (Canada) 6.250% due 02/01/38	100,000	101,650
Total Capital Canada Ltd (Canada) 1.450% due 01/15/18	150,000	148,188
Total Capital International SA (France)
1.550% due 06/28/17	100,000	100,617
3.700% due 01/15/24	100,000	100,708
Total Capital SA (France)
2.125% due 08/10/18	100,000	101,039
3.000% due 06/24/15	100,000	104,102
4.125% due 01/28/21	100,000	106,518
TransCanada PipeLines Ltd (Canada)
0.750% due 01/15/16	100,000	99,502
2.500% due 08/01/22	100,000	92,195
4.875% due 01/15/15	100,000	105,237
7.125% due 01/15/19	100,000	121,868
7.625% due 01/15/39	50,000	66,444
Transcontinental Gas Pipe Line Co LLC 4.450% due 08/01/42	150,000	134,353
Transocean Inc (Cayman)
6.000% due 03/15/18	100,000	112,809
6.375% due 12/15/21	100,000	111,376
6.800% due 03/15/38	100,000	106,477
Valero Energy Corp
6.125% due 02/01/20	50,000	57,583
6.625% due 06/15/37	250,000	272,344
Weatherford International Ltd (Bermuda)
6.750% due 09/15/40	100,000	103,833
9.625% due 03/01/19	100,000	126,065

	Principal Amount	Value
Western Gas Partners LP 4.000% due 07/01/22	$100,000	$97,267
Williams Partners LP
3.800% due 02/15/15	50,000	51,919
4.000% due 11/15/21	100,000	98,722
6.300% due 04/15/40	20,000	21,155

		15,451,716

Financials - 9.5%

Abbey National Treasury Services PLC (United Kingdom) 4.000% due 04/27/16	100,000	106,347
ACE INA Holdings Inc
2.600% due 11/23/15	100,000	103,710
2.700% due 03/13/23	25,000	23,525
4.150% due 03/13/43	25,000	23,203
5.900% due 06/15/19	15,000	17,772
Aflac Inc
4.000% due 02/15/22	100,000	102,815
6.900% due 12/17/39	15,000	18,630
African Development Bank (Multi-National)
0.875% due 03/15/18	100,000	97,847
2.500% due 03/15/16	100,000	104,662
Alleghany Corp 4.950% due 06/27/22	100,000	105,904
American Express Co
2.650% due 12/02/22	150,000	138,105
4.050% due 12/03/42	125,000	108,630
7.000% due 03/19/18	100,000	120,621
American Express Credit Corp
2.125% due 07/27/18	250,000	251,314
2.750% due 09/15/15	100,000	103,833
2.800% due 09/19/16	200,000	209,455
American International Group Inc
3.800% due 03/22/17	200,000	212,909
4.875% due 06/01/22	100,000	107,508
5.050% due 10/01/15	100,000	107,725
5.850% due 01/16/18	200,000	227,895
6.250% due 05/01/36	150,000	172,461
8.175% due 05/15/68 §	125,000	146,937
American Tower Corp REIT 4.700% due 03/15/22	200,000	194,735
Ameriprise Financial Inc
4.000% due 10/15/23	100,000	101,425
7.300% due 06/28/19	20,000	25,003
Aon Corp 5.000% due 09/30/20	50,000	55,082
Asian Development Bank (Multi-National)
0.500% due 06/20/16	250,000	249,446
1.875% due 10/23/18	100,000	101,396
2.500% due 03/15/16	200,000	209,545
2.625% due 02/09/15	150,000	154,743
Australia & New Zealand Banking Group Ltd (Australia) 1.450% due 05/15/18	250,000	243,426
AvalonBay Communities Inc REIT
2.950% due 09/15/22	35,000	32,390
3.625% due 10/01/20	100,000	101,729
AXA SA (France) 8.600% due 12/15/30	25,000	30,287
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	55,503
Bank of America Corp
1.250% due 01/11/16	100,000	99,975
1.500% due 10/09/15	100,000	100,605
2.000% due 01/11/18	250,000	246,161
3.300% due 01/11/23	150,000	140,850
3.750% due 07/12/16	200,000	212,122
4.100% due 07/24/23	100,000	99,621
4.500% due 04/01/15	200,000	210,126

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
5.625% due 07/01/20	$200,000	$224,471
5.650% due 05/01/18	150,000	169,485
5.700% due 01/24/22	150,000	167,901
6.500% due 08/01/16	200,000	226,859
7.625% due 06/01/19	150,000	184,200
Bank of America NA 5.300% due 03/15/17	250,000	275,787
Bank of Montreal (Canada) 2.500% due 01/11/17	200,000	206,492
Bank of Nova Scotia (Canada)
0.750% due 10/09/15	100,000	100,049
1.450% due 04/25/18	100,000	97,829
2.050% due 10/07/15	100,000	102,275
2.550% due 01/12/17	200,000	207,402
3.400% due 01/22/15	50,000	51,857
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16	150,000	165,694
5.140% due 10/14/20	250,000	261,590
BB&T Corp
2.050% due 06/19/18	100,000	99,732
2.150% due 03/22/17	100,000	101,741
3.950% due 04/29/16	50,000	53,537
BBVA U.S. Senior SAU (Spain) 4.664% due 10/09/15	200,000	208,356
Berkshire Hathaway Finance Corp
0.950% due 08/15/16	100,000	100,223
2.450% due 12/15/15	100,000	103,734
5.750% due 01/15/40	25,000	27,811
Berkshire Hathaway Inc
1.550% due 02/09/18	150,000	148,749
3.000% due 02/11/23	50,000	48,303
3.200% due 02/11/15	100,000	103,704
3.400% due 01/31/22	100,000	100,598
4.500% due 02/11/43	100,000	93,538
BioMed Realty LP REIT 4.250% due 07/15/22	100,000	97,229
BlackRock Inc
1.375% due 06/01/15	100,000	101,486
3.500% due 12/10/14	25,000	25,881
5.000% due 12/10/19	100,000	113,631
BNP Paribas SA (France)
2.375% due 09/14/17	100,000	101,464
3.250% due 03/11/15	100,000	103,504
5.000% due 01/15/21	200,000	216,765
Boston Properties LP REIT
3.125% due 09/01/23	100,000	91,839
3.700% due 11/15/18	100,000	105,234
5.875% due 10/15/19	25,000	28,835
Canadian Imperial Bank of Commerce (Canada) 2.350% due 12/11/15	100,000	103,211
Capital One Bank USA NA 8.800% due 07/15/19	50,000	64,125
Capital One Financial Corp
2.150% due 03/23/15	100,000	101,653
4.750% due 07/15/21	100,000	106,020
6.150% due 09/01/16	100,000	111,464
Caterpillar Financial Services Corp 2.650% due 04/01/16	200,000	208,408
Citigroup Inc
1.250% due 01/15/16	350,000	349,992
3.375% due 03/01/23	105,000	100,157
3.953% due 06/15/16	250,000	266,363
4.050% due 07/30/22	100,000	97,338
4.450% due 01/10/17	150,000	162,564
4.500% due 01/14/22	60,000	63,014
4.750% due 05/19/15	100,000	105,879
4.875% due 05/07/15	100,000	105,050
6.000% due 08/15/17	100,000	114,410
6.125% due 11/21/17	100,000	115,125

	Principal Amount	Value
6.125% due 08/25/36	$100,000	$100,942
6.875% due 03/05/38	100,000	124,010
8.125% due 07/15/39	200,000	278,623
8.500% due 05/22/19	150,000	191,853
CME Group Inc 3.000% due 09/15/22	50,000	47,586
CNA Financial Corp
6.500% due 08/15/16	50,000	56,595
7.350% due 11/15/19	15,000	18,307
Comerica Inc 3.000% due 09/16/15	100,000	104,144
Commonwealth Bank of Australia (Australia) 1.900% due 09/18/17	250,000	251,430
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
1.700% due 03/19/18	250,000	247,133
3.875% due 02/08/22	100,000	100,338
3.950% due 11/09/22	250,000	240,417
Corp Andina de Fomento (Multi-National)
3.750% due 01/15/16	100,000	104,977
8.125% due 06/04/19	25,000	30,670
Council Of Europe Development Bank (Multi-National)
1.125% due 05/31/18	100,000	97,855
1.500% due 01/15/15	100,000	101,536
1.500% due 02/22/17	100,000	101,390
Countrywide Financial Corp 6.250% due 05/15/16	100,000	110,669
Credit Suisse NY (Switzerland)
3.500% due 03/23/15	250,000	260,514
4.375% due 08/05/20	350,000	376,923
Daimler Finance North America LLC 8.500% due 01/18/31	50,000	71,954
DDR Corp REIT 4.750% due 04/15/18	25,000	27,018
Deutsche Bank AG (Germany)
3.250% due 01/11/16	300,000	314,980
4.296% due 05/24/28 §	200,000	181,055
Digital Realty Trust LP REIT 3.625% due 10/01/22	35,000	32,493
Discover Bank 2.000% due 02/21/18	250,000	244,739
Duke Realty LP REIT
3.625% due 04/15/23	25,000	23,306
3.875% due 10/15/22	25,000	23,838
6.750% due 03/15/20	25,000	28,940
ERP Operating LP REIT
4.625% due 12/15/21	200,000	211,555
4.750% due 07/15/20	100,000	108,261
European Bank for Reconstruction & Development (Multi-National)
1.000% due 02/16/17	250,000	250,369
1.000% due 09/17/18	100,000	97,221
1.625% due 09/03/15	100,000	102,248
1.625% due 04/10/18	100,000	100,037
European Investment Bank (Multi-National)
0.500% due 08/15/16	200,000	198,582
0.625% due 04/15/16	300,000	300,031
1.000% due 07/15/15	350,000	353,684
1.000% due 03/15/18	250,000	244,483
1.000% due 06/15/18	200,000	194,326
1.125% due 04/15/15	150,000	151,807
1.125% due 09/15/17	150,000	148,911
1.625% due 06/15/17	200,000	203,200
2.250% due 03/15/16	500,000	519,759
2.875% due 01/15/15	200,000	206,724
2.875% due 09/15/20	250,000	254,761
4.875% due 02/15/36	125,000	138,741
5.125% due 05/30/17	500,000	570,987

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Export-Import Bank of Korea (South Korea)
5.000% due 04/11/22	$200,000	$219,674
5.875% due 01/14/15	100,000	106,068
Fifth Third Bancorp
5.450% due 01/15/17	50,000	55,052
8.250% due 03/01/38	25,000	32,438
Fifth Third Bank 1.450% due 02/28/18	200,000	194,638
First Horizon National Corp 5.375% due 12/15/15	50,000	54,068
FMS Wertmanagement AoeR (Germany) 0.625% due 04/18/16	200,000	199,972
Ford Motor Credit Co LLC
3.875% due 01/15/15	250,000	258,664
4.207% due 04/15/16	100,000	106,060
5.875% due 08/02/21	250,000	278,444
6.625% due 08/15/17	250,000	288,375
8.000% due 12/15/16	200,000	236,990
Franklin Resources Inc 2.800% due 09/15/22	25,000	23,652
General Electric Capital Corp
1.600% due 11/20/17	150,000	149,226
1.625% due 07/02/15	200,000	203,046
2.150% due 01/09/15	100,000	102,112
3.350% due 10/17/16	400,000	424,344
4.625% due 01/07/21	200,000	215,014
5.300% due 02/11/21	100,000	108,961
5.625% due 05/01/18	600,000	689,304
5.875% due 01/14/38	200,000	221,489
6.750% due 03/15/32	350,000	418,606
6.875% due 01/10/39	200,000	245,888
Genworth Holdings Inc 7.700% due 06/15/20	150,000	177,373
Goldman Sachs Capital I 6.345% due 02/15/34	100,000	97,072
Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	164,519
HCP Inc REIT 5.375% due 02/01/21	150,000	163,503
Health Care REIT Inc 6.200% due 06/01/16	100,000	111,932
Healthcare Realty Trust Inc REIT 6.500% due 01/17/17	25,000	28,079
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	92,796
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	75,014
HSBC Bank USA NA 4.875% due 08/24/20	100,000	107,927
HSBC Finance Corp
5.500% due 01/19/16	200,000	218,777
6.676% due 01/15/21	211,000	241,384
HSBC Holdings PLC (United Kingdom)
4.000% due 03/30/22	100,000	101,973
4.875% due 01/14/22	100,000	108,111
6.500% due 09/15/37	100,000	113,686
6.800% due 06/01/38	150,000	177,323
HSBC USA Inc 2.375% due 02/13/15	100,000	102,284
ING US Inc 2.900% due 02/15/18	100,000	100,530
Inter-American Development Bank (Multi-National)
0.875% due 11/15/16	150,000	150,134
1.125% due 03/15/17	200,000	201,361
1.125% due 09/12/19	175,000	167,548
1.375% due 10/18/16	100,000	101,643
4.250% due 09/14/15	200,000	214,953
4.250% due 09/10/18	125,000	141,543

	Principal Amount	Value
International Bank for Reconstruction & Development (Multi-National)
0.875% due 04/17/17	$100,000	$99,854
1.000% due 09/15/16	200,000	201,554
2.125% due 03/15/16	250,000	259,352
2.125% due 02/13/23	100,000	94,336
2.375% due 05/26/15	100,000	103,389
7.625% due 01/19/23	100,000	139,272
International Finance Corp (Multi-National)
0.500% due 05/16/16	150,000	149,343
0.875% due 06/15/18	100,000	97,219
1.750% due 09/04/18	200,000	201,794
2.125% due 11/17/17	200,000	206,926
2.750% due 04/20/15	100,000	103,601
Intesa Sanpaolo SPA (Italy) 3.875% due 01/16/18	200,000	196,851
Jefferies Group Inc 8.500% due 07/15/19	125,000	151,980
JPMorgan Chase & Co
1.100% due 10/15/15	100,000	100,250
1.625% due 05/15/18	250,000	242,435
2.000% due 08/15/17	250,000	251,207
3.250% due 09/23/22	200,000	189,119
3.375% due 05/01/23	175,000	159,088
3.400% due 06/24/15	100,000	104,241
3.450% due 03/01/16	400,000	421,510
3.700% due 01/20/15	100,000	103,608
4.350% due 08/15/21	200,000	207,594
4.400% due 07/22/20	50,000	53,022
5.500% due 10/15/40	100,000	106,781
5.600% due 07/15/41	100,000	108,191
6.125% due 06/27/17	100,000	113,721
6.300% due 04/23/19	250,000	293,324
6.400% due 05/15/38	300,000	354,885
KeyCorp 5.100% due 03/24/21	100,000	110,327
KFW (Germany)
0.500% due 04/19/16	250,000	249,618
0.625% due 04/24/15	600,000	603,165
1.000% due 01/12/15	200,000	201,864
1.000% due 06/11/18	200,000	195,386
1.250% due 10/26/15	100,000	101,600
1.250% due 02/15/17	500,000	505,115
2.000% due 10/04/22	250,000	233,110
2.125% due 01/17/23	150,000	140,651
2.375% due 08/25/21	250,000	246,210
2.625% due 02/16/16	500,000	524,599
4.000% due 01/27/20	100,000	111,000
4.500% due 07/16/18	100,000	113,528
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	94,101
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	92,005
6.875% due 10/01/19	25,000	30,188
Landwirtschaftliche Rentenbank (Germany)
2.125% due 07/15/16	125,000	129,863
3.125% due 07/15/15	150,000	157,188
5.125% due 02/01/17	100,000	113,748
Liberty Property LP REIT 4.400% due 02/15/24	94,000	93,951
Lincoln National Corp 8.750% due 07/01/19	115,000	149,224
Lloyds Bank PLC (United Kingdom) 4.875% due 01/21/16	125,000	135,178
Mack-Cali Realty LP REIT 7.750% due 08/15/19	25,000	30,280
Markel Corp 7.125% due 09/30/19	25,000	29,920
Marsh & McLennan Cos Inc
2.550% due 10/15/18	50,000	50,327
5.750% due 09/15/15	25,000	27,234

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Merrill Lynch & Co Inc
5.000% due 01/15/15	$100,000	$105,026
6.050% due 05/16/16	100,000	110,227
6.110% due 01/29/37	250,000	258,259
6.400% due 08/28/17	100,000	115,115
6.875% due 04/25/18	200,000	235,982
MetLife Inc
5.700% due 06/15/35	100,000	111,066
5.875% due 02/06/41	50,000	56,985
6.375% due 06/15/34	100,000	120,691
6.750% due 06/01/16	250,000	286,719
Morgan Stanley
2.125% due 04/25/18	100,000	97,590
4.100% due 05/22/23	100,000	93,494
4.200% due 11/20/14	100,000	103,489
4.875% due 11/01/22	100,000	100,274
5.375% due 10/15/15	100,000	107,594
5.500% due 07/28/21	50,000	54,791
5.625% due 09/23/19	200,000	223,526
5.750% due 01/25/21	200,000	222,430
5.950% due 12/28/17	200,000	226,532
6.000% due 04/28/15	350,000	375,665
6.250% due 08/09/26	100,000	112,175
6.375% due 07/24/42	100,000	113,549
6.625% due 04/01/18	250,000	290,582
7.250% due 04/01/32	100,000	122,837
National Australia Bank Ltd (Australia) 2.000% due 03/09/15	250,000	255,147
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	91,094
National Rural Utilities Cooperative Finance Corp
4.023% due 11/01/32	100,000	96,443
8.000% due 03/01/32	50,000	67,927
Nomura Holdings Inc (Japan)
2.000% due 09/13/16	100,000	100,396
4.125% due 01/19/16	100,000	105,314
5.000% due 03/04/15	35,000	36,792
6.700% due 03/04/20	5,000	5,728
Nordic Investment Bank (Multi-National)
0.500% due 04/14/16	200,000	199,745
2.625% due 10/06/14	100,000	102,483
Northern Trust Corp 3.375% due 08/23/21	50,000	50,826
Oesterreichische Kontrollbank AG (Austria)
1.125% due 07/06/15	125,000	126,564
1.750% due 10/05/15	100,000	102,419
PACCAR Financial Corp 1.150% due 08/16/16	100,000	100,308
PNC Funding Corp
2.700% due 09/19/16	225,000	234,059
3.300% due 03/08/22	100,000	97,928
3.625% due 02/08/15	100,000	103,852
5.125% due 02/08/20	100,000	111,419
Principal Financial Group Inc 1.850% due 11/15/17	100,000	99,254
Private Export Funding Corp
1.375% due 02/15/17	100,000	100,860
2.450% due 07/15/24	100,000	90,671
4.300% due 12/15/21	25,000	27,731
ProLogis LP REIT
2.750% due 02/15/19	43,000	43,042
6.625% due 05/15/18	60,000	70,242
Protective Life Corp 8.450% due 10/15/39	25,000	31,575
Prudential Financial Inc
4.750% due 09/17/15	100,000	107,354
5.200% due 03/15/44 §	100,000	91,200
5.625% due 05/12/41	50,000	53,569
5.875% due 09/15/42 §	100,000	98,500

	Principal Amount	Value
6.200% due 01/15/15	$30,000	$32,041
6.200% due 11/15/40	50,000	57,559
6.625% due 06/21/40	50,000	60,569
7.375% due 06/15/19	70,000	86,803
Realty Income Corp REIT
4.650% due 08/01/23	50,000	50,822
5.875% due 03/15/35	50,000	51,716
Regions Financial Corp 2.000% due 05/15/18	50,000	48,596
Royal Bank of Canada (Canada)
0.800% due 10/30/15	100,000	100,153
1.150% due 03/13/15	200,000	201,794
1.200% due 09/19/18	100,000	98,928
1.500% due 01/16/18	100,000	98,564
2.625% due 12/15/15	100,000	103,936
Royal Bank of Scotland Group PLC (United Kingdom)
6.400% due 10/21/19	50,000	57,229
Santander Holdings USA Inc 3.000% due 09/24/15	30,000	30,887
Simon Property Group LP REIT
2.150% due 09/15/17	200,000	203,145
5.650% due 02/01/20	75,000	85,713
6.750% due 02/01/40	25,000	30,529
Sumitomo Mitsui Banking Corp (Japan) 1.350% due 07/18/15	250,000	252,459
SunTrust Banks Inc
3.500% due 01/20/17	200,000	211,692
5.000% due 09/01/15	4,000	4,280
Svensk Exportkredit AB (Sweden)
0.625% due 05/31/16	200,000	199,393
2.125% due 07/13/16	100,000	103,682
Svenska Handelsbanken AB (Sweden) 1.625% due 03/21/18	250,000	245,594
TD Ameritrade Holding Corp 4.150% due 12/01/14	50,000	52,047
The Allstate Corp 5.750% due 08/15/53 §	200,000	195,375
The Bank of New York Mellon Corp
0.700% due 10/23/15	90,000	89,953
1.350% due 03/06/18	25,000	24,430
2.300% due 07/28/16	100,000	103,574
2.500% due 01/15/16	100,000	103,467
2.950% due 06/18/15	100,000	104,013
The Bear Stearns Cos LLC
5.700% due 11/15/14	100,000	105,591
7.250% due 02/01/18	250,000	299,778
The Charles Schwab Corp
2.200% due 07/25/18	50,000	50,494
3.225% due 09/01/22	25,000	24,296
The Chubb Corp 5.750% due 05/15/18	50,000	58,229
The Goldman Sachs Group Inc
2.375% due 01/22/18	100,000	99,412
2.900% due 07/19/18	250,000	252,344
3.300% due 05/03/15	300,000	310,350
3.625% due 02/07/16	300,000	315,973
3.625% due 01/22/23	100,000	95,853
3.700% due 08/01/15	100,000	104,383
5.000% due 10/01/14	100,000	104,217
5.250% due 07/27/21	150,000	162,191
5.375% due 03/15/20	100,000	110,335
5.625% due 01/15/17	225,000	248,071
5.750% due 01/24/22	100,000	111,090
6.125% due 02/15/33	150,000	164,133
6.150% due 04/01/18	100,000	114,511
6.250% due 02/01/41	100,000	112,404
6.750% due 10/01/37	200,000	209,333
7.500% due 02/15/19	250,000	302,477

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
The Korea Development Bank (South Korea) 3.875% due 05/04/17	$250,000	$266,276
The NASDAQ OMX Group Inc 5.250% due 01/16/18	50,000	54,219
The Progressive Corp 3.750% due 08/23/21	100,000	103,545
The Royal Bank of Scotland PLC (United Kingdom)
3.950% due 09/21/15	250,000	261,946
The Toronto-Dominion Bank (Canada)
1.400% due 04/30/18	100,000	97,691
2.375% due 10/19/16	100,000	103,530
The Travelers Cos Inc
5.750% due 12/15/17	50,000	58,086
6.250% due 06/15/37	25,000	30,591
Torchmark Corp 9.250% due 06/15/19	50,000	65,400
Toyota Motor Credit Corp
0.875% due 07/17/15	100,000	100,746
1.000% due 02/17/15	200,000	201,680
1.250% due 10/05/17	100,000	98,682
1.375% due 01/10/18	50,000	49,415
2.050% due 01/12/17	100,000	102,394
2.625% due 01/10/23	100,000	93,600
4.250% due 01/11/21	100,000	107,454
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	123,641
U.S. Bancorp
2.200% due 11/15/16	45,000	46,402
2.450% due 07/27/15	125,000	129,066
2.950% due 07/15/22	250,000	235,738
UBS AG (Switzerland)
3.875% due 01/15/15	150,000	156,140
5.750% due 04/25/18	100,000	115,514
5.875% due 07/15/16	100,000	110,750
UDR Inc REIT 3.700% due 10/01/20	100,000	100,674
Ventas Realty LP REIT
1.550% due 09/26/16	88,000	88,202
4.000% due 04/30/19	100,000	105,041
Wachovia Bank NA 6.600% due 01/15/38	100,000	121,254
Wachovia Corp
5.625% due 10/15/16	100,000	112,152
5.750% due 02/01/18	100,000	115,650
Wells Fargo & Co
1.250% due 02/13/15	250,000	252,180
1.500% due 07/01/15	100,000	101,305
1.500% due 01/16/18	100,000	98,524
2.625% due 12/15/16	300,000	312,600
3.450% due 02/13/23	100,000	93,821
3.500% due 03/08/22	150,000	150,468
4.125% due 08/15/23	100,000	98,153
4.600% due 04/01/21	200,000	217,598
5.000% due 11/15/14	100,000	104,848
5.375% due 02/07/35	100,000	107,232
WestLB AG (Germany) 4.796% due 07/15/15	100,000	105,204
Westpac Banking Corp (Australia)
0.950% due 01/12/16	100,000	100,200
1.125% due 09/25/15	100,000	100,783
3.000% due 08/04/15	100,000	104,346
4.875% due 11/19/19	25,000	28,022
Weyerhaeuser Co REIT 7.375% due 03/15/32	100,000	122,115
Willis Group Holdings PLC (Ireland) 5.750% due 03/15/21	100,000	108,185
WR Berkley Corp 6.250% due 02/15/37	50,000	54,910

		56,101,256

	Principal Amount	Value
Health Care - 1.7%

Abbott Laboratories
5.125% due 04/01/19	$80,000	$91,826
6.150% due 11/30/37	25,000	30,332
AbbVie Inc
1.200% due 11/06/15	100,000	100,422
1.750% due 11/06/17	200,000	198,591
2.000% due 11/06/18	150,000	147,495
4.400% due 11/06/42	125,000	113,598
Actavis Inc
3.250% due 10/01/22	100,000	93,970
4.625% due 10/01/42	100,000	89,139
Aetna Inc
2.750% due 11/15/22	125,000	115,633
3.950% due 09/01/20	50,000	52,286
4.125% due 11/15/42	100,000	87,511
Agilent Technologies Inc 3.200% due 10/01/22	100,000	93,023
Allergan Inc 2.800% due 03/15/23	25,000	23,647
Amgen Inc
2.500% due 11/15/16	200,000	207,799
3.875% due 11/15/21	200,000	203,098
5.150% due 11/15/41	174,000	169,504
5.650% due 06/15/42	50,000	52,033
5.700% due 02/01/19	100,000	115,006
6.400% due 02/01/39	25,000	28,061
AstraZeneca PLC (United Kingdom)
4.000% due 09/18/42	25,000	22,290
5.900% due 09/15/17	100,000	116,480
6.450% due 09/15/37	100,000	122,388
Baxter International Inc
1.850% due 06/15/18	100,000	100,045
3.200% due 06/15/23	50,000	48,907
4.250% due 03/15/20	100,000	108,275
Becton Dickinson & Co 3.125% due 11/08/21	100,000	99,348
Boston Scientific Corp
2.650% due 10/01/18	100,000	100,183
6.400% due 06/15/16	100,000	112,375
Bristol-Myers Squibb Co
3.250% due 08/01/42	100,000	80,363
5.450% due 05/01/18	25,000	29,064
Cardinal Health Inc 3.200% due 06/15/22	100,000	95,467
Celgene Corp
3.250% due 08/15/22	100,000	95,043
4.000% due 08/15/23	100,000	99,859
Cigna Corp 4.500% due 03/15/21	100,000	107,002
Covidien International Finance SA (Luxembourg)
2.800% due 06/15/15	100,000	103,291
6.000% due 10/15/17	125,000	144,703
Eli Lilly & Co 5.500% due 03/15/27	100,000	116,772
Express Scripts Holding Co
2.650% due 02/15/17	100,000	103,195
2.750% due 11/21/14	100,000	102,200
3.125% due 05/15/16	100,000	104,756
6.125% due 11/15/41	50,000	57,377
Genzyme Corp 3.625% due 06/15/15	100,000	105,063
Gilead Sciences Inc 4.400% due 12/01/21	100,000	107,339
GlaxoSmithKline Capital Inc
5.650% due 05/15/18	100,000	116,547
6.375% due 05/15/38	100,000	125,162

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
GlaxoSmithKline Capital PLC (United Kingdom)
1.500% due 05/08/17	$200,000	$201,332
2.850% due 05/08/22	200,000	192,336
Humana Inc 4.625% due 12/01/42	100,000	89,377
Johnson & Johnson
3.550% due 05/15/21	50,000	52,602
4.850% due 05/15/41	50,000	53,759
5.550% due 08/15/17	50,000	57,906
5.950% due 08/15/37	100,000	121,946
Laboratory Corp of America Holdings 4.625% due 11/15/20	100,000	105,055
Life Technologies Corp
4.400% due 03/01/15	25,000	26,099
6.000% due 03/01/20	100,000	112,793
McKesson Corp 0.950% due 12/04/15	100,000	100,159
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	51,985
Medtronic Inc
1.375% due 04/01/18	50,000	49,151
2.750% due 04/01/23	50,000	47,083
3.000% due 03/15/15	50,000	51,807
4.450% due 03/15/20	25,000	27,423
4.500% due 03/15/42	100,000	97,677
Merck & Co Inc
1.100% due 01/31/18	100,000	97,878
2.400% due 09/15/22	100,000	93,171
4.150% due 05/18/43	100,000	92,941
6.000% due 09/15/17	50,000	58,263
6.500% due 12/01/33	100,000	127,593
6.550% due 09/15/37	100,000	127,134
Merck Sharp & Dohme Corp 4.000% due 06/30/15	50,000	52,945
Mylan Inc 2.600% due 06/24/18 ~	100,000	99,955
Novartis Capital Corp
2.400% due 09/21/22	75,000	70,038
2.900% due 04/24/15	100,000	103,934
4.400% due 04/24/20	50,000	54,992
Novartis Securities Investment Ltd (Bermuda) 5.125% due 02/10/19	125,000	143,366
Pfizer Inc
1.500% due 06/15/18	150,000	148,987
3.000% due 06/15/23	200,000	192,198
5.350% due 03/15/15	100,000	106,869
6.200% due 03/15/19	150,000	180,914
7.200% due 03/15/39	50,000	67,998
Quest Diagnostics Inc
4.750% due 01/30/20	15,000	16,023
5.750% due 01/30/40	10,000	9,935
6.950% due 07/01/37	100,000	113,618
Sanofi (France) 4.000% due 03/29/21	100,000	106,271
St. Jude Medical Inc 3.250% due 04/15/23	100,000	95,274
Stryker Corp 4.100% due 04/01/43	100,000	90,508
Teva Pharmaceutical Finance II BV (Netherlands) 3.000% due 06/15/15	200,000	207,083
Thermo Fisher Scientific Inc
2.250% due 08/15/16	100,000	101,924
3.150% due 01/15/23	100,000	92,819
3.200% due 03/01/16	100,000	104,250
UnitedHealth Group Inc
1.625% due 03/15/19	100,000	96,512
2.875% due 03/15/22	100,000	95,201
6.875% due 02/15/38	250,000	314,847

	Principal Amount	Value
WellPoint Inc
1.875% due 01/15/18	$75,000	$74,434
3.300% due 01/15/23	75,000	70,865
4.625% due 05/15/42	100,000	91,790
4.650% due 01/15/43	50,000	46,040
5.250% due 01/15/16	100,000	109,257
5.875% due 06/15/17	100,000	113,751
Wyeth LLC
5.950% due 04/01/37	50,000	58,692
6.500% due 02/01/34	100,000	124,180
Zimmer Holdings Inc 3.375% due 11/30/21	100,000	97,817
Zoetis Inc 1.150% due 02/01/16 ~	100,000	100,469

		10,125,694

Industrials - 1.5%

3M Co 2.000% due 06/26/22	100,000	93,493
ABB Finance USA Inc 2.875% due 05/08/22	100,000	96,790
American Airlines Pass-Through Trust ‘A’ 4.950% due 01/15/23 ~	200,000	201,000
Boeing Capital Corp 3.250% due 10/27/14	100,000	103,039
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	50,000	47,165
4.450% due 03/15/43	100,000	91,310
4.700% due 10/01/19	100,000	111,647
5.650% due 05/01/17	100,000	113,804
5.750% due 05/01/40	100,000	109,431
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	97,867
6.200% due 06/01/36	50,000	60,799
Canadian Pacific Railway Ltd (Canada) 4.500% due 01/15/22	50,000	52,768
Caterpillar Inc
3.803% due 08/15/42	100,000	85,933
3.900% due 05/27/21	200,000	209,610
6.050% due 08/15/36	125,000	143,728
Continental Airlines Pass-Through Trust 9.000% due 01/08/18	40,141	45,861
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	30,000	29,025
CSX Corp
5.500% due 04/15/41	75,000	79,781
6.250% due 04/01/15	100,000	108,087
7.375% due 02/01/19	50,000	61,497
Danaher Corp
2.300% due 06/23/16	50,000	51,726
3.900% due 06/23/21	50,000	53,244
Deere & Co
3.900% due 06/09/42	100,000	88,791
4.375% due 10/16/19	50,000	55,936
Delta Air Lines Pass-Through Trust ‘A’ 4.950% due 11/23/20	82,132	87,675
Dover Corp 5.375% due 03/01/41	50,000	55,186
Eaton Corp
1.500% due 11/02/17 ~	100,000	98,709
4.000% due 11/02/32 ~	100,000	92,216
4.150% due 11/02/42 ~	100,000	89,176
Embraer SA (Brazil) 5.150% due 06/15/22	100,000	97,250
Emerson Electric Co
4.125% due 04/15/15	100,000	105,142
4.250% due 11/15/20	25,000	26,631
FedEx Corp 3.875% due 08/01/42	100,000	83,610
GATX Corp 2.375% due 07/30/18	46,000	45,509

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
General Dynamics Corp 1.000% due 11/15/17	$50,000	$48,692
General Electric Co
0.850% due 10/09/15	300,000	300,865
2.700% due 10/09/22	100,000	94,552
4.125% due 10/09/42	100,000	92,164
5.250% due 12/06/17	100,000	113,944
Honeywell International Inc
5.000% due 02/15/19	100,000	114,590
5.300% due 03/01/18	125,000	143,243
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	101,167
Ingersoll-Rand Global Holding Co Ltd (Bermuda) 4.250% due 06/15/23 ~	100,000	99,549
John Deere Capital Corp
0.700% due 09/04/15	100,000	100,142
0.875% due 04/17/15	100,000	100,596
1.400% due 03/15/17	100,000	99,676
2.750% due 03/15/22	100,000	95,852
Koninklijke Philips NV (Netherlands)
5.750% due 03/11/18	50,000	57,701
6.875% due 03/11/38	100,000	121,942
L-3 Communications Corp 5.200% due 10/15/19	100,000	108,834
Lockheed Martin Corp
4.250% due 11/15/19	100,000	108,861
6.150% due 09/01/36	100,000	116,210
Norfolk Southern Corp
2.903% due 02/15/23	100,000	93,837
3.000% due 04/01/22	100,000	96,591
4.800% due 08/15/43	100,000	97,547
4.837% due 10/01/41	50,000	49,314
5.900% due 06/15/19	50,000	58,716
Northrop Grumman Corp
3.250% due 08/01/23	100,000	94,751
3.500% due 03/15/21	100,000	101,331
Owens Corning 4.200% due 12/15/22	138,000	134,934
Pentair Finance SA (Luxembourg) 1.350% due 12/01/15	50,000	50,217
Pitney Bowes Inc 5.600% due 03/15/18	50,000	53,843
Precision Castparts Corp 2.500% due 01/15/23	100,000	92,379
Raytheon Co
2.500% due 12/15/22	125,000	114,895
4.400% due 02/15/20	25,000	27,004
Republic Services Inc
3.800% due 05/15/18	100,000	106,624
5.500% due 09/15/19	27,000	30,559
Rockwell Collins Inc 5.250% due 07/15/19	100,000	114,084
Roper Industries Inc 1.850% due 11/15/17	100,000	99,685
Ryder System Inc
2.350% due 02/26/19	125,000	122,323
2.500% due 03/01/17	50,000	50,543
Stanley Black & Decker Inc 2.900% due 11/01/22	50,000	47,061
The Boeing Co
5.875% due 02/15/40	50,000	60,655
6.000% due 03/15/19	100,000	118,907
U.S. Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	100,000	96,500
Union Pacific Corp
3.646% due 02/15/24 ~	92,000	92,704
4.750% due 09/15/41	100,000	100,030
United Parcel Service Inc
1.125% due 10/01/17	50,000	49,334
3.125% due 01/15/21	100,000	101,552

	Principal Amount	Value
5.500% due 01/15/18	$50,000	$57,459
6.200% due 01/15/38	50,000	61,641
United Technologies Corp
1.800% due 06/01/17	100,000	101,854
3.100% due 06/01/22	200,000	197,199
4.500% due 04/15/20	30,000	33,239
4.500% due 06/01/42	125,000	121,888
6.050% due 06/01/36	50,000	59,207
6.125% due 02/01/19	100,000	119,462
6.125% due 07/15/38	25,000	30,190
URS Corp 5.500% due 04/01/22 ~	100,000	100,818
Verisk Analytics Inc 4.125% due 09/12/22	100,000	99,026
Waste Management Inc
6.100% due 03/15/18	250,000	291,346
7.750% due 05/15/32	100,000	131,635

		8,652,900

Information Technology - 1.2%

Adobe Systems Inc 4.750% due 02/01/20	100,000	109,190
Apple Inc
0.450% due 05/03/16	175,000	173,923
2.400% due 05/03/23	450,000	408,376
3.850% due 05/04/43	250,000	210,314
Arrow Electronics Inc 6.000% due 04/01/20	25,000	27,258
Avnet Inc 6.000% due 09/01/15	100,000	108,454
Baidu Inc (Cayman) 3.250% due 08/06/18	200,000	200,452
CA Inc 2.875% due 08/15/18	100,000	101,020
Cisco Systems Inc
4.950% due 02/15/19	200,000	227,261
5.500% due 02/22/16	200,000	222,469
5.500% due 01/15/40	100,000	111,865
Corning Inc 1.450% due 11/15/17	100,000	98,971
Dell Inc 5.875% due 06/15/19	100,000	99,141
eBay Inc 1.350% due 07/15/17	100,000	99,414
EMC Corp
1.875% due 06/01/18	100,000	99,756
3.375% due 06/01/23	100,000	97,960
Fidelity National Information Services Inc 3.500% due 04/15/23	88,000	79,349
Fiserv Inc 3.125% due 06/15/16	50,000	52,221
Hewlett-Packard Co
2.600% due 09/15/17	150,000	151,634
3.000% due 09/15/16	100,000	103,313
3.750% due 12/01/20	50,000	48,689
4.650% due 12/09/21	150,000	147,618
6.000% due 09/15/41	55,000	50,826
Intel Corp
1.350% due 12/15/17	150,000	148,242
3.300% due 10/01/21	150,000	149,615
4.800% due 10/01/41	185,000	177,897
International Business Machines Corp
0.450% due 05/06/16	150,000	148,882
0.750% due 05/11/15	250,000	251,336
1.250% due 02/08/18	100,000	98,412
1.625% due 05/15/20	150,000	141,189
1.875% due 05/15/19	100,000	98,867
1.950% due 07/22/16	100,000	103,066
5.600% due 11/30/39	26,000	29,594
5.700% due 09/14/17	100,000	115,914
8.375% due 11/01/19	100,000	133,736

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Juniper Networks Inc 3.100% due 03/15/16	$100,000	$103,246
Microsoft Corp
1.625% due 09/25/15	100,000	102,379
2.375% due 05/01/23	100,000	90,935
3.500% due 11/15/42	100,000	81,231
3.750% due 05/01/43	100,000	84,788
5.200% due 06/01/39	135,000	142,748
Oracle Corp
2.500% due 10/15/22	125,000	115,511
5.000% due 07/08/19	100,000	113,743
5.250% due 01/15/16	200,000	220,091
5.750% due 04/15/18	100,000	116,600
6.125% due 07/08/39	100,000	119,498
6.500% due 04/15/38	100,000	123,720
Symantec Corp 2.750% due 06/15/17	100,000	101,693
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	100,000	98,014
Texas Instruments Inc 1.000% due 05/01/18	200,000	192,915
The Western Union Co 5.930% due 10/01/16	100,000	111,457
Tyco Electronics Group SA (Luxembourg) 4.875% due 01/15/21	30,000	31,571
Xerox Corp
4.250% due 02/15/15	100,000	104,308
4.500% due 05/15/21	100,000	104,139
5.625% due 12/15/19	100,000	111,276

		6,896,087

Materials - 1.2%

Agrium Inc (Canada) 6.125% due 01/15/41	25,000	26,903
Air Products & Chemicals Inc 4.375% due 08/21/19	25,000	27,108
Alcoa Inc
5.400% due 04/15/21	100,000	99,043
6.750% due 07/15/18	100,000	109,669
Allegheny Technologies Inc 5.875% due 08/15/23	50,000	50,683
AngloGold Ashanti Holdings PLC (United Kingdom) 8.500% due 07/30/20	50,000	51,625
Barrick Gold Corp (Canada)
2.900% due 05/30/16	100,000	101,354
3.850% due 04/01/22	100,000	88,629
4.100% due 05/01/23	200,000	176,532
5.250% due 04/01/42	100,000	80,302
Barrick PD Australia Finance Property Ltd (Australia) 5.950% due 10/15/39	25,000	21,667
BHP Billiton Finance USA Ltd (Australia)
1.000% due 02/24/15	100,000	100,796
1.125% due 11/21/14	100,000	100,881
1.875% due 11/21/16	100,000	102,222
5.000% due 09/30/43	150,000	153,347
6.500% due 04/01/19	75,000	89,760
Cabot Corp 5.000% due 10/01/16	25,000	27,329
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	97,683
CF Industries Inc 3.450% due 06/01/23	125,000	116,134
Cliffs Natural Resources Inc
4.875% due 04/01/21	150,000	141,777
5.900% due 03/15/20	25,000	25,759
CRH America Inc 6.000% due 09/30/16	50,000	56,306
Eastman Chemical Co 4.800% due 09/01/42	100,000	95,081

	Principal Amount	Value
Ecolab Inc 4.350% due 12/08/21	$100,000	$105,583
EI du Pont de Nemours & Co
2.800% due 02/15/23	100,000	94,396
3.250% due 01/15/15	100,000	103,492
4.150% due 02/15/43	100,000	89,992
4.625% due 01/15/20	150,000	165,423
Freeport-McMoRan Copper & Gold Inc
1.400% due 02/13/15	100,000	100,302
3.100% due 03/15/20 ~	150,000	141,270
3.550% due 03/01/22	100,000	92,170
3.875% due 03/15/23 ~	100,000	92,413
5.450% due 03/15/43 ~	100,000	89,929
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	138,492
Goldcorp Inc (Canada) 3.700% due 03/15/23	50,000	45,728
International Paper Co
4.750% due 02/15/22	25,000	26,383
7.500% due 08/15/21	40,000	49,315
7.950% due 06/15/18	100,000	124,273
LyondellBasell Industries NV (Netherlands)
5.000% due 04/15/19	200,000	220,469
6.000% due 11/15/21	200,000	228,721
Monsanto Co 3.600% due 07/15/42	50,000	42,575
Newmont Mining Corp
3.500% due 03/15/22	100,000	87,635
6.250% due 10/01/39	25,000	23,196
Nucor Corp
4.000% due 08/01/23	25,000	24,527
4.125% due 09/15/22	50,000	50,141
5.200% due 08/01/43	25,000	23,912
Potash Corp of Saskatchewan Inc (Canada)
3.750% due 09/30/15	20,000	21,096
5.625% due 12/01/40	25,000	26,505
PPG Industries Inc 3.600% due 11/15/20	50,000	50,826
Praxair Inc
1.050% due 11/07/17	50,000	48,934
1.250% due 11/07/18	150,000	144,862
2.200% due 08/15/22	100,000	91,335
4.625% due 03/30/15	50,000	53,026
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	100,000	101,536
3.500% due 11/02/20	100,000	99,583
7.125% due 07/15/28	50,000	61,679
9.000% due 05/01/19	150,000	194,919
Rio Tinto Finance USA PLC (United Kingdom)
1.375% due 06/17/16	150,000	150,175
1.625% due 08/21/17	100,000	98,643
4.750% due 03/22/42	100,000	93,100
Southern Copper Corp
5.250% due 11/08/42	150,000	121,708
7.500% due 07/27/35	50,000	53,021
Teck Resources Ltd (Canada)
3.150% due 01/15/17	100,000	102,672
5.200% due 03/01/42	100,000	85,322
6.250% due 07/15/41	50,000	48,597
The Dow Chemical Co
4.125% due 11/15/21	200,000	204,565
5.700% due 05/15/18	250,000	288,922
8.550% due 05/15/19	100,000	127,714
9.400% due 05/15/39	50,000	73,162
The Valspar Corp 7.250% due 06/15/19	25,000	30,149
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	100,000	96,880
6.250% due 01/23/17	100,000	112,610

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
6.875% due 11/21/36	$150,000	$152,862
6.875% due 11/10/39	45,000	45,780
8.250% due 01/17/34	100,000	115,933

		6,997,043

Telecommunication Services - 1.4%

America Movil SAB de CV (Mexico)
2.375% due 09/08/16	200,000	204,406
5.000% due 03/30/20	50,000	54,025
6.125% due 03/30/40	50,000	52,735
6.375% due 03/01/35	125,000	134,944
AT&T Inc
0.900% due 02/12/16	100,000	99,603
1.400% due 12/01/17	100,000	97,734
2.500% due 08/15/15	150,000	154,585
2.625% due 12/01/22	125,000	112,308
2.950% due 05/15/16	400,000	418,600
3.000% due 02/15/22	100,000	93,988
4.300% due 12/15/42	393,000	328,404
4.350% due 06/15/45	177,000	146,654
4.450% due 05/15/21	50,000	52,614
5.350% due 09/01/40	161,000	156,785
5.625% due 06/15/16	50,000	55,689
5.800% due 02/15/19	200,000	230,670
6.550% due 02/15/39	100,000	111,494
British Telecommunications PLC (United Kingdom)
2.000% due 06/22/15	200,000	203,759
9.625% due 12/15/30	50,000	74,217
CC Holdings GS V LLC 3.849% due 04/15/23	100,000	90,387
Cellco Partnership 8.500% due 11/15/18	150,000	192,471
Deutsche Telekom International Finance BV (Netherlands) 8.750% due 06/15/30	185,000	256,968
Embarq Corp 7.995% due 06/01/36	50,000	51,032
Orange SA (France)
2.750% due 09/14/16	100,000	103,265
5.375% due 01/13/42	150,000	144,649
8.750% due 03/01/31	50,000	66,708
Qwest Corp 6.750% due 12/01/21	100,000	107,598
Rogers Communications Inc (Canada)
3.000% due 03/15/23	50,000	46,258
4.500% due 03/15/43	25,000	21,940
6.800% due 08/15/18	100,000	119,586
Telecom Italia Capital SA (Luxembourg)
7.175% due 06/18/19	100,000	110,474
7.721% due 06/04/38	100,000	96,743
Telefonica Emisiones SAU (Spain)
3.992% due 02/16/16	50,000	51,928
4.949% due 01/15/15	50,000	52,235
5.462% due 02/16/21	40,000	41,072
7.045% due 06/20/36	150,000	159,942
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	150,000	176,226
Verizon Communications Inc
2.500% due 09/15/16	130,000	134,115
3.500% due 11/01/21	200,000	197,132
3.650% due 09/14/18	200,000	211,024
4.500% due 09/15/20	229,000	243,933
4.900% due 09/15/15	100,000	107,521
5.150% due 09/15/23	300,000	322,303
5.550% due 02/15/16	100,000	110,042
5.850% due 09/15/35	300,000	311,411
6.350% due 04/01/19	250,000	293,797
6.400% due 09/15/33	273,000	304,022
6.400% due 02/15/38	150,000	165,669

	Principal Amount	Value
6.550% due 09/15/43	$500,000	$566,368
7.350% due 04/01/39	100,000	122,539
7.750% due 12/01/30	50,000	61,637
Vodafone Group PLC (United Kingdom)
1.500% due 02/19/18	100,000	97,339
4.375% due 02/19/43	100,000	87,263
5.450% due 06/10/19	150,000	170,250
5.625% due 02/27/17	100,000	112,348
6.150% due 02/27/37	150,000	164,457
7.875% due 02/15/30	50,000	63,662

		8,519,528

Utilities - 1.6%

AGL Capital Corp 3.500% due 09/15/21	50,000	50,891
Alabama Power Co 4.100% due 01/15/42	100,000	90,981
Alliant Energy Corp 4.000% due 10/15/14	50,000	51,675
American Water Capital Corp 4.300% due 12/01/42	100,000	91,488
Appalachian Power Co
4.600% due 03/30/21	50,000	53,710
7.000% due 04/01/38	150,000	181,279
Arizona Public Service Co 4.500% due 04/01/42	100,000	95,399
Atmos Energy Corp 4.150% due 01/15/43	64,000	57,049
Avista Corp 5.125% due 04/01/22	15,000	17,005
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	25,287
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	92,473
CenterPoint Energy Resources Corp 5.850% due 01/15/41	50,000	58,121
CMS Energy Corp 6.250% due 02/01/20	100,000	115,441
Commonwealth Edison Co
3.800% due 10/01/42	100,000	86,571
4.000% due 08/01/20	100,000	106,851
Consolidated Edison Co of New York Inc
3.950% due 03/01/43	100,000	89,163
5.850% due 04/01/18	100,000	117,129
5.850% due 03/15/36	25,000	28,969
6.650% due 04/01/19	150,000	183,240
Consolidated Natural Gas Co 5.000% due 12/01/14	25,000	26,242
Constellation Energy Group Inc 4.550% due 06/15/15	125,000	132,185
Consumers Energy Co 6.700% due 09/15/19	125,000	154,950
Dominion Resources Inc
5.150% due 07/15/15	50,000	53,680
5.200% due 08/15/19	120,000	136,244
DTE Electric Co 3.650% due 03/15/24	51,000	51,811
Duke Energy Carolinas LLC
5.300% due 02/15/40	25,000	27,462
6.100% due 06/01/37	25,000	28,911
7.000% due 11/15/18	100,000	123,215
Duke Energy Corp
2.100% due 06/15/18	100,000	99,866
3.550% due 09/15/21	100,000	100,434
Duke Energy Florida Inc 6.350% due 09/15/37	25,000	30,570
Duke Energy Indiana Inc 4.200% due 03/15/42	125,000	116,211
4.900% due 07/15/43	100,000	102,404

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Duke Energy Progress Inc
4.100% due 03/15/43	$50,000	$45,628
5.250% due 12/15/15	100,000	110,064
Entergy Corp 4.700% due 01/15/17	150,000	160,777
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	56,698
Exelon Generation Co LLC
5.600% due 06/15/42	100,000	95,892
6.200% due 10/01/17	25,000	28,691
6.250% due 10/01/39	25,000	25,825
Florida Power & Light Co
4.950% due 06/01/35	100,000	106,785
5.690% due 03/01/40	35,000	40,928
5.950% due 02/01/38	125,000	150,623
Georgia Power Co
0.625% due 11/15/15	200,000	199,703
2.850% due 05/15/22	100,000	95,654
4.250% due 12/01/19	25,000	27,499
4.300% due 03/15/42	100,000	90,446
Great Plains Energy Inc 4.850% due 06/01/21	100,000	107,008
Indiana Michigan Power Co 3.200% due 03/15/23	50,000	47,496
Jersey Central Power & Light Co 5.625% due 05/01/16	50,000	55,074
Louisville Gas & Electric Co 1.625% due 11/15/15	50,000	51,006
Metropolitan Edison Co 7.700% due 01/15/19	50,000	60,990
MidAmerican Energy Co
2.400% due 03/15/19	150,000	153,007
6.750% due 12/30/31	100,000	124,947
MidAmerican Energy Holdings Co
6.125% due 04/01/36	100,000	112,212
6.500% due 09/15/37	100,000	118,486
National Fuel Gas Co 3.750% due 03/01/23	100,000	96,327
Nevada Power Co 6.750% due 07/01/37	50,000	63,322
NextEra Energy Capital Holdings Inc 4.500% due 06/01/21	50,000	52,759
Nisource Finance Corp
4.800% due 02/15/44	100,000	89,881
5.250% due 02/15/43	100,000	96,426
6.125% due 03/01/22	50,000	56,431
Northeast Utilities 2.800% due 05/01/23	100,000	92,591
Northern States Power Co
2.150% due 08/15/22	100,000	91,316
2.600% due 05/15/23	100,000	93,822
3.400% due 08/15/42	125,000	103,286
4.850% due 08/15/40	50,000	52,327
5.350% due 11/01/39	10,000	11,250
NSTAR Electric Co 2.375% due 10/15/22	100,000	92,552
NSTAR LLC 4.500% due 11/15/19	15,000	16,513
Ohio Edison Co 6.875% due 07/15/36	150,000	176,418
Ohio Power Co 5.375% due 10/01/21	30,000	33,833
Oncor Electric Delivery Co LLC
5.300% due 06/01/42	100,000	106,152
7.000% due 05/01/32	50,000	62,021
Pacific Gas & Electric Co
2.450% due 08/15/22	100,000	90,362
6.050% due 03/01/34	250,000	278,948
6.250% due 03/01/39	25,000	28,608

	Principal Amount	Value
PacifiCorp 4.100% due 02/01/42	$50,000	$45,928
Peco Energy Co 1.200% due 10/15/16	56,000	56,265
Pepco Holdings Inc 2.700% due 10/01/15	100,000	102,856
PPL Capital Funding Inc 1.900% due 06/01/18	60,000	58,971
PPL Electric Utilities Corp
2.500% due 09/01/22	100,000	93,594
4.750% due 07/15/43	50,000	51,223
5.200% due 07/15/41	25,000	27,098
Progress Energy Inc
5.625% due 01/15/16	100,000	109,957
6.000% due 12/01/39	25,000	27,964
7.750% due 03/01/31	100,000	128,593
PSEG Power LLC 4.150% due 09/15/21	100,000	102,818
Public Service Co of Colorado 5.125% due 06/01/19	15,000	17,271
Public Service Co of Oklahoma 5.150% due 12/01/19	40,000	45,527
Public Service Electric & Gas Co 3.800% due 01/01/43	100,000	88,407
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	28,919
San Diego Gas & Electric Co
3.000% due 08/15/21	100,000	100,439
3.600% due 09/01/23	100,000	102,375
Scottish Power Ltd (United Kingdom) 5.375% due 03/15/15	100,000	105,543
Sempra Energy
6.000% due 10/15/39	25,000	27,652
9.800% due 02/15/19	50,000	67,000
South Carolina Electric & Gas Co
4.600% due 06/15/43	100,000	97,652
5.300% due 05/15/33	50,000	53,496
5.450% due 02/01/41	50,000	54,932
Southern California Edison Co
3.875% due 06/01/21	100,000	106,039
3.900% due 03/15/43	50,000	44,622
4.500% due 09/01/40	50,000	49,095
5.500% due 08/15/18	100,000	116,405
Southern Power Co 5.150% due 09/15/41	40,000	39,602
Southwestern Electric Power Co 6.200% due 03/15/40	50,000	55,764
Tampa Electric Co 6.100% due 05/15/18	35,000	41,434
TransAlta Corp (Canada) 4.750% due 01/15/15	25,000	26,121
Union Electric Co 8.450% due 03/15/39	100,000	155,366
Virginia Electric & Power Co
1.200% due 01/15/18	100,000	97,781
2.950% due 01/15/22	100,000	98,644
4.650% due 08/15/43	100,000	99,548
5.000% due 06/30/19	35,000	40,015
8.875% due 11/15/38	25,000	38,828
Wisconsin Electric Power Co
1.700% due 06/15/18	100,000	99,731
4.250% due 12/15/19	25,000	27,970

		9,358,936

Total Corporate Bonds & Notes (Cost $143,358,003)		142,444,294

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 31.0%

Collateralized Mortgage Obligations - Commercial - 1.6%

Banc of America Commercial Mortgage Trust
5.356% due 10/10/45 "	$50,000	$54,458
5.369% due 10/10/45 "	50,000	51,852
5.634% due 04/10/49 " §	8,285	8,409
5.793% due 04/10/49 " §	100,000	112,134
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	100,000	105,437
Bear Stearns Commercial Mortgage Securities Trust
5.537% due 10/12/41 "	100,000	110,276
5.540% due 09/11/41 "	700,000	768,532
Citigroup Commercial Mortgage Trust 5.885% due 12/10/49 " §	200,000	226,569
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.293% due 12/11/49 "	100,000	102,313
5.484% due 01/15/46 " §	100,000	107,706
5.617% due 10/15/48 "	100,000	109,836
Commercial Mortgage Pass-Through Certificates 4.982% due 05/10/43 " §	100,000	105,127
Commercial Mortgage Trust
4.799% due 08/10/42 " §	100,000	103,458
5.444% due 03/10/39 "	100,000	110,836
6.056% due 07/10/38 " §	99,982	110,051
Credit Suisse Commercial Mortgage Trust 5.858% due 03/15/39 " §	100,000	108,709
Credit Suisse First Boston Mortgage Securities Corp 5.014% due 02/15/38 " §	47,397	49,095
GS Mortgage Securities Trust 5.553% due 04/10/38 " §	100,000	108,433
JPMorgan Chase Commercial Mortgage Securities Trust
3.143% due 12/15/47 "	1,500,000	1,442,200
5.335% due 08/12/37 " §	98,997	103,600
5.336% due 05/15/47 "	100,000	110,144
5.399% due 05/15/45 "	500,000	547,990
5.429% due 12/12/43 "	100,000	109,326
5.814% due 06/12/43 " §	200,000	218,826
LB-UBS Commercial Mortgage Trust
5.661% due 03/15/39 " §	84,000	91,358
5.866% due 09/15/45 " §	75,978	85,214
6.055% due 06/15/38 " §	250,000	275,519
Merrill Lynch Mortgage Trust 5.872% due 05/12/39 " §	255,000	278,782
Morgan Stanley Capital I Trust
4.989% due 08/13/42 "	50,000	52,730
5.162% due 10/12/52 " §	200,000	214,673
5.378% due 11/14/42 " §	100,000	106,391
5.439% due 02/12/44 "	63,771	64,617
5.514% due 11/12/49 " §	100,000	111,445
5.569% due 12/15/44 "	450,000	487,832
5.654% due 04/15/49 " §	256,150	259,403
5.809% due 12/12/49 "	375,000	423,035
6.107% due 06/11/49 " §	100,000	112,253
UBS Commercial Mortgage Trust 4.171% due 05/10/45 "	1,000,000	1,025,263
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63 "	250,000	248,900
Wachovia Bank Commercial Mortgage Trust
5.515% due 01/15/45 " §	470,000	500,544
5.795% due 07/15/45 " §	100,000	109,492

		9,432,768

	Principal Amount	Value
Fannie Mae - 13.1%

2.445% due 06/01/38 " §	$16,145	$17,240
2.500% due 10/01/27 - 01/01/43 "	5,882,916	5,850,837
3.000% due 05/01/22 - 08/01/43 "	17,508,479	17,455,308
3.005% due 03/01/41 " §	565,928	590,935
3.047% due 07/01/41 " §	1,022,071	1,066,488
3.280% due 01/01/41 " §	318,797	333,286
3.474% due 08/01/39 " §	55,833	59,732
3.500% due 11/01/25 - 10/01/43 "	13,998,268	14,349,857
4.000% due 09/01/18 - 05/01/42 "	10,983,589	11,566,854
4.500% due 05/01/18 - 04/01/41 "	10,330,897	11,056,597
5.000% due 12/01/17 - 07/01/40 "	6,638,999	7,199,146
5.500% due 02/01/24 - 10/01/43 "	4,336,959	4,731,865
5.721% due 09/01/37 " §	80,019	86,591
6.000% due 09/01/34 - 09/01/39 "	2,115,185	2,317,193
6.500% due 09/01/36 - 07/01/38 "	487,065	561,575

		77,243,504

Freddie Mac - 8.6%

2.500% due 08/01/28 - 10/01/28 "	3,994,351	4,020,479
2.681% due 11/01/37 " §	70,213	74,411
3.000% due 09/01/26 - 04/01/43 "	10,227,971	10,258,728
3.500% due 06/01/21 - 08/01/43 "	7,593,677	7,778,618
4.000% due 02/01/25 - 10/01/43 "	6,871,733	7,212,452
4.500% due 03/01/23 - 10/01/43 "	7,004,414	7,469,295
5.000% due 03/01/19 - 10/01/43 "	5,968,680	6,444,561
5.500% due 12/01/16 - 08/01/40 "	3,591,551	3,885,679
6.000% due 03/01/23 - 05/01/40 "	2,950,395	3,217,324
6.500% due 08/01/37 - 04/01/39 "	314,098	348,016

		50,709,563

Government National Mortgage Association - 7.7%

3.000% due 11/15/42 - 10/01/43 "	8,782,652	8,692,908
3.500% due 10/15/41 - 10/01/43 "	10,497,542	10,831,391
4.000% due 06/15/39 - 10/01/43 "	7,128,770	7,562,113
4.500% due 02/15/39 - 06/20/43 "	7,308,097	7,887,246
5.000% due 05/15/36 - 10/01/43 "	5,407,363	5,906,306
5.500% due 04/15/37 - 04/15/40 "	2,493,239	2,735,932
6.000% due 08/15/35 - 06/15/41 "	1,060,136	1,168,934
6.500% due 10/15/37 - 02/15/39 "	196,835	223,473

		45,008,303

Total Mortgage-Backed Securities (Cost $182,511,197)		182,394,138

ASSET-BACKED SECURITIES - 0.3%

Chase Issuance Trust 1.580% due 08/16/21 "	200,000	192,225
Citibank Credit Card Issuance Trust
4.850% due 03/10/17 "	250,000	265,646
5.650% due 09/20/19 "	100,000	115,708
6.150% due 06/15/39 "	250,000	287,698
Ford Credit Auto Owner Trust 0.580% due 12/15/16 "	100,000	100,124
Huntington Auto Trust 0.510% due 04/17/17 "	280,000	279,276
Santander Drive Auto Receivables Trust 2.940% due 12/15/17 "	500,000	510,127

Total Asset-Backed Securities (Cost $1,799,739)		1,750,804

U.S. GOVERNMENT AGENCY ISSUES - 4.4%

Fannie Mae
0.375% due 03/16/15	750,000	751,532
0.500% due 05/27/15	500,000	501,692
0.500% due 07/02/15	1,000,000	1,003,133
0.500% due 09/28/15	700,000	701,620

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
0.520% due 05/20/16	$275,000	$273,693
0.520% due 05/27/16	100,000	99,658
0.700% due 05/22/17	300,000	294,105
0.750% due 12/19/14	750,000	755,125
0.875% due 08/28/17	150,000	148,701
0.875% due 10/26/17	400,000	394,819
0.875% due 12/20/17	350,000	344,347
0.875% due 02/08/18	750,000	734,322
0.875% due 05/21/18	500,000	486,542
1.000% due 05/21/18	100,000	96,612
1.100% due 04/17/18	100,000	97,505
1.250% due 09/28/16	700,000	710,682
1.250% due 01/30/17	500,000	506,018
1.625% due 10/26/15	200,000	204,996
1.750% due 01/30/19	100,000	98,983
1.875% due 09/18/18	300,000	303,745
2.000% due 09/21/15	100,000	103,184
2.375% due 07/28/15	250,000	259,252
2.625% due 11/20/14	250,000	257,083
4.625% due 10/15/14	350,000	366,273
5.000% due 04/15/15	200,000	214,534
5.000% due 03/15/16	200,000	221,531
5.000% due 05/11/17	150,000	170,949
5.375% due 06/12/17	200,000	230,966
5.625% due 07/15/37	100,000	122,108
7.125% due 01/15/30	525,000	731,201
7.250% due 05/15/30	250,000	352,680
Federal Farm Credit Bank 5.125% due 08/25/16	150,000	169,142
Federal Home Loan Bank
0.250% due 02/20/15	1,000,000	1,000,047
0.375% due 08/28/15	350,000	350,117
0.575% due 07/29/16	250,000	249,140
0.800% due 06/24/16	500,000	498,753
1.200% due 11/21/18	200,000	194,424
2.750% due 03/13/15	200,000	207,198
4.750% due 12/16/16	50,000	56,276
5.000% due 11/17/17	800,000	922,934
5.375% due 05/18/16	300,000	337,995
5.375% due 08/15/18	200,000	235,589
5.500% due 07/15/36	100,000	118,567
Financing Corp Strips 10.700% due 10/06/17	50,000	68,320
Freddie Mac
0.320% due 04/29/15	250,000	250,004
0.500% due 04/17/15	250,000	250,976
0.500% due 11/27/15	20,000	19,992
0.550% due 09/04/15	250,000	250,244
0.625% due 12/29/14	500,000	502,645
0.750% due 11/25/14	500,000	503,396
0.750% due 01/12/18	300,000	292,760
0.800% due 01/13/15	100,000	100,160
0.875% due 03/07/18	400,000	391,306
1.000% due 06/30/15	100,000	100,200
1.000% due 02/24/16	100,000	100,331
1.000% due 03/08/17	400,000	401,580
1.000% due 07/28/17	250,000	249,524
1.050% due 04/30/18	100,000	97,794
1.550% due 05/08/20	100,000	95,599
1.750% due 09/10/15	250,000	256,715
1.750% due 05/30/19	200,000	199,038
2.000% due 08/25/16	700,000	725,836
2.250% due 01/23/17	100,000	100,659
2.375% due 01/13/22	950,000	926,733
2.875% due 02/09/15	600,000	621,513
3.750% due 03/27/19	450,000	496,056
4.375% due 07/17/15	750,000	804,915
4.750% due 11/17/15	100,000	109,152
4.875% due 06/13/18	400,000	460,578
5.000% due 04/18/17	300,000	341,287

	Principal Amount	Value
5.125% due 11/17/17	$200,000	$231,172
6.250% due 07/15/32	225,000	294,059
6.750% due 03/15/31	100,000	135,916
Tennessee Valley Authority
3.500% due 12/15/42	100,000	81,796
3.875% due 02/15/21	65,000	69,948
5.250% due 09/15/39	25,000	27,347
5.375% due 04/01/56	50,000	54,086
6.750% due 11/01/25	150,000	195,312
7.125% due 05/01/30	50,000	67,577

Total U.S. Government Agency Issues (Cost $25,775,993)		25,752,299

U.S. TREASURY OBLIGATIONS - 36.0%

U.S. Treasury Bonds - 4.9%

2.750% due 08/15/42	1,450,000	1,201,914
2.750% due 11/15/42	1,850,000	1,531,164
2.875% due 05/15/43	1,100,000	933,625
3.000% due 05/15/42	1,075,000	941,885
3.125% due 11/15/41	975,000	879,023
3.125% due 02/15/42	900,000	810,211
3.125% due 02/15/43	1,325,000	1,187,118
3.500% due 02/15/39	300,000	294,188
3.625% due 08/15/43	825,000	815,461
3.750% due 08/15/41	1,300,000	1,321,226
3.875% due 08/15/40	600,000	625,078
4.250% due 05/15/39	450,000	499,605
4.250% due 11/15/40	750,000	831,035
4.375% due 02/15/38	150,000	169,793
4.375% due 11/15/39	525,000	594,193
4.375% due 05/15/40	1,025,000	1,159,291
4.375% due 05/15/41	775,000	875,871
4.500% due 02/15/36	750,000	866,484
4.500% due 05/15/38	200,000	230,656
4.500% due 08/15/39	700,000	807,899
4.625% due 02/15/40	625,000	734,863
4.750% due 02/15/41	500,000	599,062
5.000% due 05/15/37	50,000	61,766
5.250% due 11/15/28	300,000	375,234
5.375% due 02/15/31	1,100,000	1,403,445
5.500% due 08/15/28	200,000	256,078
6.125% due 11/15/27	250,000	337,676
6.125% due 08/15/29	50,000	68,297
6.250% due 08/15/23	500,000	662,226
6.250% due 05/15/30	1,550,000	2,153,046
6.375% due 08/15/27	145,000	199,806
6.500% due 11/15/26	100,000	138,547
6.625% due 02/15/27	100,000	140,164
6.750% due 08/15/26	100,000	141,047
6.875% due 08/15/25	350,000	493,555
7.250% due 05/15/16	250,000	294,141
7.250% due 08/15/22	200,000	278,719
7.500% due 11/15/16	500,000	605,117
7.500% due 11/15/24	100,000	146,141
7.625% due 11/15/22	500,000	715,429
7.625% due 02/15/25	150,000	221,684
8.000% due 11/15/21	150,000	214,799
8.125% due 08/15/19	200,000	273,219
8.125% due 08/15/21	200,000	287,062
8.750% due 05/15/17	200,000	256,172
8.750% due 05/15/20	100,000	143,484
8.750% due 08/15/20	50,000	72,225
8.875% due 02/15/19	250,000	346,308
9.125% due 05/15/18	100,000	135,656
9.250% due 02/15/16	100,000	120,859
11.250% due 02/15/15	350,000	402,978

		28,854,525

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 31.1%

0.125% due 04/30/15	$7,000,000	$6,988,107
0.250% due 11/30/14	750,000	750,893
0.250% due 12/15/14	2,750,000	2,753,168
0.250% due 01/15/15	2,750,000	2,752,794
0.250% due 02/15/15	1,250,000	1,251,074
0.250% due 05/31/15	1,000,000	999,902
0.250% due 07/15/15	750,000	749,560
0.250% due 07/31/15	1,500,000	1,499,092
0.250% due 08/15/15	2,500,000	2,497,852
0.250% due 09/15/15	1,000,000	998,750
0.250% due 10/15/15	1,000,000	998,281
0.250% due 04/15/16	2,000,000	1,989,140
0.375% due 03/15/15	1,500,000	1,503,750
0.375% due 04/15/15	1,250,000	1,252,881
0.375% due 06/15/15	2,000,000	2,003,750
0.375% due 06/30/15	2,000,000	2,003,632
0.375% due 01/15/16	2,500,000	2,498,730
0.375% due 02/15/16	250,000	249,776
0.500% due 10/15/14	2,000,000	2,007,734
0.500% due 07/31/17	500,000	490,762
0.625% due 08/31/17	500,000	492,402
0.625% due 09/30/17	2,000,000	1,966,562
0.625% due 11/30/17	1,000,000	980,000
0.625% due 04/30/18	1,000,000	972,305
0.750% due 12/31/17	1,250,000	1,229,199
0.750% due 02/28/18	5,500,000	5,394,510
0.875% due 11/30/16	1,150,000	1,155,526
0.875% due 12/31/16	2,750,000	2,760,634
0.875% due 01/31/17	1,500,000	1,504,101
0.875% due 02/28/17	500,000	500,859
0.875% due 04/30/17	3,500,000	3,498,222
0.875% due 01/31/18	1,000,000	987,344
0.875% due 07/31/19	500,000	477,559
1.000% due 08/31/16	350,000	353,828
1.000% due 09/30/16	400,000	404,281
1.000% due 10/31/16	1,000,000	1,009,688
1.000% due 05/31/18	300,000	296,238
1.125% due 12/31/19	500,000	479,610
1.250% due 08/31/15	350,000	356,323
1.250% due 09/30/15	800,000	814,844
1.250% due 10/31/15	3,000,000	3,056,250
1.250% due 01/31/19	725,000	716,107
1.250% due 10/31/19	750,000	728,554
1.375% due 11/30/15	1,000,000	1,021,602
1.375% due 06/30/18	1,000,000	1,003,008
1.375% due 07/31/18	2,000,000	2,004,140
1.375% due 09/30/18	2,600,000	2,598,882
1.375% due 11/30/18	500,000	498,633
1.375% due 12/31/18	650,000	647,106
1.375% due 02/28/19	1,250,000	1,240,820
1.500% due 06/30/16	2,500,000	2,564,452
1.500% due 08/31/18	1,250,000	1,258,740
1.500% due 03/31/19	3,000,000	2,991,798
1.625% due 08/15/22	2,025,000	1,887,521
1.625% due 11/15/22	2,975,000	2,755,826
1.750% due 07/31/15	1,900,000	1,950,506
1.750% due 05/31/16	450,000	464,572
1.750% due 10/31/18	400,000	406,844
1.750% due 05/15/22	1,250,000	1,184,521
1.750% due 05/15/23	2,950,000	2,734,856
1.875% due 06/30/15	1,500,000	1,541,806
1.875% due 08/31/17	400,000	413,188
1.875% due 09/30/17	1,600,000	1,651,750
1.875% due 10/31/17	1,700,000	1,753,856
1.875% due 06/30/20	1,200,000	1,194,844
2.000% due 01/31/16	1,050,000	1,088,842
2.000% due 04/30/16	300,000	311,684
2.000% due 07/31/20	1,500,000	1,504,101

	Principal Amount	Value
2.000% due 11/15/21	$1,000,000	$977,969
2.000% due 02/15/22	1,100,000	1,069,922
2.000% due 02/15/23	1,950,000	1,858,213
2.125% due 11/30/14	2,950,000	3,017,700
2.125% due 05/31/15	2,200,000	2,268,449
2.125% due 12/31/15	2,800,000	2,909,046
2.125% due 02/29/16	750,000	780,615
2.125% due 08/15/21	1,600,000	1,587,626
2.250% due 01/31/15	1,040,000	1,068,641
2.250% due 03/31/16	250,000	261,221
2.250% due 11/30/17	700,000	732,320
2.250% due 07/31/18	1,400,000	1,460,484
2.375% due 02/28/15	1,500,000	1,546,084
2.375% due 03/31/16	1,100,000	1,152,593
2.375% due 07/31/17	1,400,000	1,472,843
2.375% due 05/31/18	1,300,000	1,364,797
2.375% due 06/30/18	1,500,000	1,574,355
2.500% due 03/31/15	1,800,000	1,861,524
2.500% due 04/30/15	2,000,000	2,071,562
2.500% due 06/30/17	800,000	846,125
2.500% due 08/15/23	750,000	742,793
2.625% due 12/31/14	1,150,000	1,185,287
2.625% due 02/29/16	100,000	105,289
2.625% due 04/30/16	500,000	527,461
2.625% due 01/31/18	1,000,000	1,061,445
2.625% due 04/30/18	750,000	796,054
2.625% due 08/15/20	1,800,000	1,879,312
2.625% due 11/15/20	1,000,000	1,040,430
2.750% due 11/30/16	500,000	531,797
2.750% due 05/31/17	900,000	959,977
2.750% due 12/31/17	1,000,000	1,067,344
2.750% due 02/28/18	1,100,000	1,174,422
2.750% due 02/15/19	1,350,000	1,437,117
2.875% due 03/31/18	1,000,000	1,072,500
3.000% due 08/31/16	400,000	427,531
3.000% due 09/30/16	1,500,000	1,604,766
3.000% due 02/28/17	1,200,000	1,288,406
3.125% due 10/31/16	200,000	214,898
3.125% due 01/31/17	950,000	1,023,329
3.125% due 04/30/17	250,000	269,863
3.125% due 05/15/19	810,000	878,059
3.125% due 05/15/21	1,750,000	1,871,065
3.250% due 06/30/16	250,000	268,438
3.250% due 07/31/16	250,000	268,809
3.250% due 12/31/16	350,000	378,082
3.250% due 03/31/17	150,000	162,410
3.375% due 11/15/19	1,750,000	1,920,420
3.500% due 02/15/18	900,000	989,156
3.500% due 05/15/20	650,000	717,133
3.625% due 08/15/19	675,000	749,488
3.625% due 02/15/20	750,000	833,467
3.625% due 02/15/21	1,000,000	1,106,953
3.750% due 11/15/18	2,475,000	2,762,622
3.875% due 05/15/18	1,200,000	1,342,547
4.000% due 02/15/15	3,600,000	3,787,592
4.000% due 08/15/18	1,050,000	1,184,654
4.125% due 05/15/15	1,050,000	1,115,954
4.250% due 11/15/14	200,000	209,199
4.250% due 08/15/15	4,450,000	4,778,361
4.250% due 11/15/17	900,000	1,015,242
4.500% due 11/15/15	1,500,000	1,631,484
4.500% due 02/15/16	800,000	877,156
4.500% due 05/15/17	1,000,000	1,128,320
4.625% due 11/15/16	100,000	112,121
4.625% due 02/15/17	300,000	338,109
4.875% due 08/15/16	200,000	224,375
5.125% due 05/15/16	600,000	672,539

		182,664,337

Total U.S. Treasury Obligations (Cost $211,763,196)		211,518,862

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 2.1%

Brazilian Government (Brazil)
2.625% due 01/05/23	$250,000	$220,000
5.625% due 01/07/41	25,000	25,063
7.125% due 01/20/37	200,000	236,000
8.000% due 01/15/18	125,000	140,938
8.250% due 01/20/34	100,000	130,750
8.750% due 02/04/25	150,000	205,350
8.875% due 10/14/19	100,000	130,750
10.125% due 05/15/27	100,000	152,500
Canada Government (Canada) 0.875% due 02/14/17	100,000	100,049
Chile Government (Chile) 2.250% due 10/30/22	150,000	135,375
China Development Bank Corp (China) 5.000% due 10/15/15	100,000	107,774
Colombia Government (Colombia)
2.625% due 03/15/23	200,000	177,500
4.375% due 07/12/21	100,000	103,500
6.125% due 01/18/41	100,000	109,750
7.375% due 03/18/19	100,000	121,600
Export Development Canada (Canada) 0.750% due 12/15/17	125,000	122,594
Hydro-Quebec (Canada)
2.000% due 06/30/16	100,000	103,081
8.400% due 01/15/22	100,000	134,647
Israel Government (Israel)
4.500% due 01/30/43	200,000	179,665
5.125% due 03/26/19	100,000	113,864
Israel Government AID Bond (Israel) 5.500% due 04/26/24	25,000	29,781
Italy Government (Italy)
4.500% due 01/21/15	2,000	2,085
5.250% due 09/20/16	450,000	485,811
5.375% due 06/15/33	100,000	101,385
Japan Bank for International Cooperation (Japan)
1.750% due 07/31/18	200,000	199,540
1.875% due 09/24/15	100,000	102,332
2.125% due 02/07/19	200,000	201,324
3.375% due 07/31/23	200,000	201,130
Japan Finance Organization for Municipalities (Japan) 5.000% due 05/16/17	100,000	113,986
Mexico Government (Mexico)
3.625% due 03/15/22	296,000	294,372
4.750% due 03/08/44	264,000	240,240
5.625% due 01/15/17	100,000	112,100
5.750% due 10/12/10	34,000	32,130
5.950% due 03/19/19	250,000	290,000
6.750% due 09/27/34	225,000	267,750
Panama Government (Panama)
5.200% due 01/30/20	25,000	27,563
6.700% due 01/26/36	100,000	114,750
8.875% due 09/30/27	100,000	138,250
Peruvian Government (Peru)
7.125% due 03/30/19	200,000	243,500
8.750% due 11/21/33	100,000	144,500
Philippine Government (Philippines)
4.000% due 01/15/21	325,000	338,000
5.000% due 01/13/37	200,000	218,000
6.375% due 10/23/34	450,000	531,562
7.750% due 01/14/31	200,000	261,250
Poland Government (Poland)
3.000% due 03/17/23	150,000	137,775
6.375% due 07/15/19	200,000	233,900
Province of British Columbia (Canada)
1.200% due 04/25/17	100,000	100,585
2.000% due 10/23/22	100,000	91,718
2.650% due 09/22/21	100,000	99,584

	Principal Amount	Value
Province of Manitoba (Canada) 2.625% due 07/15/15	$100,000	$103,810
Province of Nova Scotia (Canada) 2.375% due 07/21/15	100,000	103,024
Province of Ontario (Canada)
0.950% due 05/26/15	100,000	100,811
1.100% due 10/25/17	250,000	246,416
1.200% due 02/14/18	125,000	122,953
2.000% due 09/27/18	125,000	125,765
2.300% due 05/10/16	100,000	103,857
2.700% due 06/16/15	125,000	129,744
2.950% due 02/05/15	200,000	206,913
4.000% due 10/07/19	150,000	163,556
4.400% due 04/14/20	250,000	277,548
5.450% due 04/27/16	100,000	111,840
Province of Quebec (Canada)
2.625% due 02/13/23	50,000	46,631
2.750% due 08/25/21	100,000	97,777
3.500% due 07/29/20	100,000	104,833
5.125% due 11/14/16	100,000	112,608
7.500% due 07/15/23	100,000	130,793
7.500% due 09/15/29	75,000	101,870
Republic of Korea (South Korea) 7.125% due 04/16/19	100,000	124,228
South Africa Government (South Africa)
4.665% due 01/17/24	100,000	97,500
6.875% due 05/27/19	100,000	115,375
Turkey Government (Turkey)
4.875% due 04/16/43	200,000	166,000
6.750% due 04/03/18	350,000	387,275
6.875% due 03/17/36	200,000	213,300
7.000% due 06/05/20	100,000	113,275
7.375% due 02/05/25	400,000	452,600
Uruguay Government (Uruguay) 4.125% due 11/20/45	143,467	114,774

Total Foreign Government Bonds & Notes (Cost $12,684,069)		12,280,729

MUNICIPAL BONDS - 0.8%

American Municipal Power Inc OH ‘B’ 6.449% due 02/15/44	25,000	26,895
Bay Area Toll Authority CA 6.263% due 04/01/49	25,000	30,209
Bay Area Toll Authority CA ‘S1’ 7.043% due 04/01/50	50,000	61,267
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	27,159
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	112,516
City of New York NY 5.517% due 10/01/37	40,000	42,698
City of New York NY ‘D’ 5.985% due 12/01/36	100,000	112,396
City of San Francisco CA Public Utilities Commission Water Revenue 6.000% due 11/01/40	25,000	28,215
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	103,683
5.456% due 12/01/39	25,000	27,119
County of Clark Airport System Revenue NV ‘C’ 6.820% due 07/01/45	125,000	155,422
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	56,236
Denver City & County School District No. 1 CO ‘C’ 5.664% due 12/01/33	100,000	107,710

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Government Development Bank for Puerto Rico ‘A’ 3.448% due 02/01/15	$100,000	$92,156
Illinois State Toll Highway Authority ‘B’ 5.851% due 12/01/34	25,000	27,446
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	122,849
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	26,718
6.668% due 11/15/39	55,000	64,480
Municipal Electric Authority GA
6.637% due 04/01/57	25,000	25,879
6.655% due 04/01/57	100,000	101,801
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	153,012
New Jersey State Turnpike Authority 7.102% due 01/01/41	100,000	126,471
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	161,530
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	32,987
New York City Water & Sewer System
5.952% due 06/15/42	50,000	56,913
6.011% due 06/15/42	10,000	11,519
New York State Urban Development Corp 5.770% due 03/15/39	25,000	27,187
Orange County Local Transportation Authority CA ‘A’ 6.908% due 02/15/41	100,000	123,628
Pennsylvania Turnpike Commission 6.105% due 12/01/39	25,000	27,855
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	78,389
Philadelphia Authority for Industrial Development PA 3.964% due 04/15/26	55,000	49,788
Port Authority of New York & New Jersey
4.458% due 10/01/62	100,000	84,623
5.647% due 11/01/40	150,000	162,555
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	56,555
State Board of Administration Finance Corp ‘A’ 2.995% due 07/01/20	100,000	93,469

	Principal Amount	Value
State of California
4.850% due 10/01/14	$50,000	$52,012
5.750% due 03/01/17	50,000	56,540
6.200% due 10/01/19	25,000	29,434
7.300% due 10/01/39	100,000	125,947
7.500% due 04/01/34	50,000	63,503
7.550% due 04/01/39	150,000	195,375
7.600% due 11/01/40	270,000	355,876
7.625% due 03/01/40	40,000	52,339
State of Connecticut 5.090% due 10/01/30	50,000	50,585
State of Connecticut Special Tax Revenue ‘B’ 5.459% due 11/01/30	50,000	52,112
State of Illinois
5.100% due 06/01/33	250,000	221,907
5.665% due 03/01/18	200,000	218,318
6.725% due 04/01/35	100,000	100,525
State of Texas 5.517% due 04/01/39	100,000	112,834
State of Utah ‘D’ 4.554% due 07/01/24	15,000	16,187
State of Washington ‘D’ 5.481% due 08/01/39	25,000	27,274
Texas State Transportation Commission 5.178% due 04/01/30	25,000	27,484
University of California 4.858% due 05/15/12	100,000	86,339

Total Municipal Bonds (Cost $4,512,818)		4,443,926

	Shares

SHORT-TERM INVESTMENT - 4.6%

Money Market Fund - 4.6%

Federated Prime Obligations Fund	27,146,727	27,146,727

Total Short-Term Investment (Cost $27,146,727)		27,146,727

TOTAL INVESTMENTS - 103.4% (Cost $609,551,742)		607,731,779

OTHER ASSETS & LIABILITIES, NET - (3.4%)		(20,135,608)

NET ASSETS - 100.0%		$587,596,171

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$142,444,294	$-	$141,984,233	$460,061
	Mortgage-Backed Securities	182,394,138	-	182,394,138	-
	Asset-Backed Securities	1,750,804	-	1,750,804	-
	U.S. Government Agency Issues	25,752,299	-	25,752,299	-
	U.S. Treasury Obligations	211,518,862	-	211,518,862	-
	Foreign Government Bonds & Notes	12,280,729	-	12,280,729	-
	Municipal Bonds	4,443,926	-	4,443,926	-
	Short-Term Investment	27,146,727	27,146,727	-	-

	Total	$607,731,779	$27,146,727	$580,124,991	$460,061

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.1%

Consumer Discretionary - 19.8%

Affinion Group Inc 7.875% due 12/15/18	$100,000	$79,750
Allbritton Communications Co 8.000% due 05/15/18	25,000	27,031
Allison Transmission Inc 7.125% due 05/15/19 ~	50,000	53,375
Altegrity Inc 10.500% due 11/01/15 ~	50,000	44,375
AMC Entertainment Inc
8.750% due 06/01/19	100,000	108,000
9.750% due 12/01/20	50,000	57,250
AMC Networks Inc
4.750% due 12/15/22	68,000	63,920
7.750% due 07/15/21	100,000	111,750
American Axle & Manufacturing Holdings Inc 9.250% due 01/15/17 ~	65,000	69,551
American Axle & Manufacturing Inc 6.625% due 10/15/22	200,000	206,000
ARAMARK Corp 5.750% due 03/15/20 ~	114,000	115,710
Armored Autogroup Inc 9.250% due 11/01/18	25,000	22,688
AutoNation Inc 5.500% due 02/01/20	50,000	52,313
Beazer Homes USA Inc
8.125% due 06/15/16	150,000	165,000
9.125% due 05/15/19	50,000	53,000
Belo Corp 8.000% due 11/15/16	25,000	26,219
Best Buy Co Inc
5.000% due 08/01/18	148,000	152,810
5.500% due 03/15/21	100,000	100,500
Boyd Gaming Corp 9.125% due 12/01/18	100,000	109,250
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	100,000	98,500
6.500% due 12/15/20 ~	140,000	141,400
Burger King Corp 9.875% due 10/15/18	150,000	169,125
Burlington Coat Factory Warehouse Corp 10.000% due 02/15/19	100,000	111,750
Cablevision Systems Corp
5.875% due 09/15/22	100,000	98,500
7.750% due 04/15/18	100,000	112,500
8.000% due 04/15/20	100,000	112,000
Caesars Entertainment Operating Co Inc
5.625% due 06/01/15	100,000	91,000
6.500% due 06/01/16	100,000	77,000
8.500% due 02/15/20	100,000	92,312
9.000% due 02/15/20	250,000	236,250
10.000% due 12/15/18	450,000	238,250
10.750% due 02/01/16	50,000	43,750
11.250% due 06/01/17	200,000	203,500
12.750% due 04/15/18	150,000	93,750
Carlson Wagonlit BV (Netherlands) 6.875% due 06/15/19 ~	200,000	203,000
CCO Holdings LLC
5.125% due 02/15/23	125,000	115,312
5.250% due 03/15/21 ~	250,000	241,250
5.250% due 09/30/22	100,000	93,000
5.750% due 01/15/24	100,000	94,750
6.500% due 04/30/21	100,000	102,500
7.000% due 01/15/19	200,000	212,250
7.375% due 06/01/20	50,000	54,250
8.125% due 04/30/20	106,000	115,805
Cedar Fair LP 5.250% due 03/15/21 ~	150,000	143,812

	Principal Amount	Value
Centex Corp 6.500% due 05/01/16	$150,000	$166,500
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	144,000	136,440
6.375% due 09/15/20 ~	117,000	119,925
CHC Helicopter SA (Luxembourg)
9.250% due 10/15/20	100,000	107,000
9.375% due 06/01/21	100,000	100,000
Choice Hotels International Inc 5.750% due 07/01/22	50,000	52,000
Chrysler Group LLC 8.250% due 06/15/21	340,000	382,500
Cinemark USA Inc 4.875% due 06/01/23	125,000	115,625
CityCenter Holdings LLC
7.625% due 01/15/16	100,000	105,250
10.750% PIK due 01/15/17	68,045	73,318
Claire’s Stores Inc
8.875% due 03/15/19	50,000	53,750
9.000% due 03/15/19 ~	150,000	166,875
Clear Channel Communications Inc
5.500% due 12/15/16	100,000	76,500
9.000% due 12/15/19	200,000	197,000
9.000% due 03/01/21	150,000	145,875
10.750% due 08/01/16	100,000	90,250
11.250% due 03/01/21	100,000	103,750
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	257,000	262,995
7.625% due 03/15/20	200,000	207,500
Cooper-Standard Automotive Inc 8.500% due 05/01/18	25,000	26,750
CST Brands Inc 5.000% due 05/01/23 ~	150,000	142,125
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	104,250
D.R. Horton Inc
4.750% due 02/15/23	100,000	93,875
5.250% due 02/15/15	150,000	155,250
Dana Holding Corp
5.375% due 09/15/21	150,000	148,125
6.500% due 02/15/19	50,000	53,375
Delphi Corp 6.125% due 05/15/21	150,000	164,625
DineEquity Inc 9.500% due 10/30/18	50,000	55,875
DISH DBS Corp
4.250% due 04/01/18	167,000	168,044
4.625% due 07/15/17	150,000	154,125
5.000% due 03/15/23	239,000	222,867
5.125% due 05/01/20	100,000	99,500
5.875% due 07/15/22	200,000	198,000
6.625% due 10/01/14	100,000	105,250
6.750% due 06/01/21	150,000	158,437
7.125% due 02/01/16	200,000	220,250
Easton-Bell Sports Inc 9.750% due 12/01/16	10,000	10,613
Gannett Co Inc
5.125% due 10/15/19 ~	150,000	149,250
5.125% due 07/15/20 ~	88,000	86,680
6.375% due 09/01/15	50,000	54,500
6.375% due 10/15/23 ~	150,000	149,344
General Motors Co
3.500% due 10/02/18 ~	108,000	108,270
4.875% due 10/02/23 ~	83,000	81,547
6.250% due 10/02/43 ~	97,000	96,030
Hanesbrands Inc 8.000% due 12/15/16	82,000	86,613
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	63,000	63,276

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Icahn Enterprises LP
6.000% due 08/01/20 ~	$90,000	$90,450
7.750% due 01/15/16	50,000	51,688
8.000% due 01/15/18	285,000	299,250
Interactive Data Corp 10.250% due 08/01/18	60,000	66,750
Isle of Capri Casinos Inc 7.750% due 03/15/19	50,000	52,750
Jaguar Land Rover Automotive PLC (United Kingdom) 7.750% due 05/15/18 ~	150,000	162,750
Jarden Corp 7.500% due 05/01/17	75,000	85,875
JC Penney Co Inc
5.650% due 06/01/20	150,000	112,875
6.375% due 10/15/36	51,000	35,828
7.400% due 04/01/37	63,000	43,943
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	50,000	51,250
K Hovnanian Enterprises Inc 9.125% due 11/15/20 ~	100,000	108,750
KB Home
6.250% due 06/15/15	24,000	25,530
8.000% due 03/15/20	100,000	108,500
L Brands Inc
5.625% due 02/15/22	150,000	154,500
6.625% due 04/01/21	150,000	162,937
6.900% due 07/15/17	50,000	56,750
8.500% due 06/15/19	100,000	119,750
Lamar Media Corp
5.000% due 05/01/23	100,000	93,250
7.875% due 04/15/18	130,000	139,425
Landry’s Inc 9.375% due 05/01/20 ~	217,000	230,020
Laureate Education Inc 9.250% due 09/01/19 ~	113,000	122,605
Lear Corp
4.750% due 01/15/23 ~	100,000	93,250
7.875% due 03/15/18	40,000	42,500
Lennar Corp
4.750% due 12/15/17	100,000	103,250
4.750% due 11/15/22	100,000	92,500
5.600% due 05/31/15	100,000	106,000
Levi Strauss & Co 7.625% due 05/15/20	100,000	108,250
Libbey Glass Inc 6.875% due 05/15/20	90,000	96,300
Liberty Interactive LLC 8.250% due 02/01/30	100,000	105,500
LIN Television Corp 8.375% due 04/15/18	50,000	53,500
LKQ Corp 4.750% due 05/15/23 ~	100,000	93,000
Marina District Finance Co Inc 9.500% due 10/15/15	89,000	93,561
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21 ~	100,000	106,500
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	100,500
Mediacom LLC 9.125% due 08/15/19	50,000	54,875
MGM Resorts International
6.625% due 12/15/21	119,000	123,314
7.625% due 01/15/17	200,000	224,500
7.750% due 03/15/22	100,000	108,875
8.625% due 02/01/19	150,000	173,250
10.000% due 11/01/16	150,000	179,250
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	56,000	56,980
Michaels Stores Inc 7.750% due 11/01/18	100,000	108,000

	Principal Amount	Value
Mohegan Tribal Gaming Authority 9.750% due 09/01/21 ~	$80,000	$84,000
Nara Cable Funding Ltd (Ireland) 8.875% due 12/01/18 ~	200,000	212,000
National CineMedia LLC 6.000% due 04/15/22	100,000	102,500
Netflix Inc 5.375% due 02/01/21 ~	99,000	98,752
New Academy Finance Co LLC 8.000% PIK due 06/15/18 ~	100,000	103,000
Nexstar Broadcasting Inc 6.875% due 11/15/20 ~	154,000	157,465
Party City Holdings Inc 8.875% due 08/01/20 ~	125,000	135,000
Penn National Gaming Inc 8.750% due 08/15/19	25,000	27,500
Penske Automotive Group Inc 5.750% due 10/01/22	100,000	98,500
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	50,000	53,875
Petco Holdings Inc 8.500% PIK due 10/15/17 ~	100,000	102,000
Pinnacle Entertainment Inc
7.500% due 04/15/21	70,000	76,475
7.750% due 04/01/22	100,000	105,500
PNK Finance Corp 6.375% due 08/01/21 ~	113,000	115,825
ProQuest LLC 9.000% due 10/15/18 ~	50,000	50,500
PulteGroup Inc 6.000% due 02/15/35	100,000	86,500
PVH Corp
4.500% due 12/15/22	56,000	53,200
7.375% due 05/15/20	50,000	54,750
Quebecor Media Inc (Canada)
5.750% due 01/15/23	100,000	94,750
7.750% due 03/15/16	54,000	55,080
Radio One Inc 12.500% due 05/24/16	53,451	54,520
Regal Entertainment Group
5.750% due 02/01/25	100,000	92,750
9.125% due 08/15/18	30,000	33,300
Rent-A-Center Inc 6.625% due 11/15/20	100,000	105,500
Royal Caribbean Cruises Ltd (Liberia)
5.250% due 11/15/22	144,000	140,400
7.250% due 06/15/16	50,000	56,125
RSI Home Products Inc 6.875% due 03/01/18 ~	96,000	99,600
Sabre Holdings Corp 8.350% due 03/15/16	50,000	54,750
Sabre Inc 8.500% due 05/15/19 ~	100,000	108,500
Sally Holdings LLC
5.750% due 06/01/22	50,000	50,375
6.875% due 11/15/19	100,000	110,000
Scientific Games Corp 8.125% due 09/15/18	100,000	107,250
Sears Holdings Corp 6.625% due 10/15/18	100,000	94,750
Seneca Gaming Corp 8.250% due 12/01/18 ~	100,000	107,875
Serta Simmons Holdings LLC 8.125% due 10/01/20 ~	100,000	105,750
Service Corp International 4.500% due 11/15/20	200,000	190,500
ServiceMaster Co
7.000% due 08/15/20	78,000	74,100
8.000% due 02/15/20	100,000	99,500
Shea Homes LP 8.625% due 05/15/19	100,000	110,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Sinclair Television Group Inc
5.375% due 04/01/21	$100,000	$95,500
6.125% due 10/01/22	100,000	99,750
Sirius XM Radio Inc
4.250% due 05/15/20 ~	80,000	75,000
4.625% due 05/15/23 ~	80,000	73,200
5.250% due 08/15/22 ~	200,000	194,000
5.750% due 08/01/21 ~	100,000	100,000
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	74,000	70,670
Spanish Broadcasting System Inc 12.500% due 04/15/17 ~	100,000	110,500
Standard Pacific Corp 8.375% due 05/15/18	150,000	170,250
Starz LLC 5.000% due 09/15/19	100,000	99,500
Station Casinos LLC 7.500% due 03/01/21	150,000	159,375
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	100,000	93,500
7.750% due 04/15/20 ~	36,000	39,510
Tenneco Inc 6.875% due 12/15/20	100,000	109,000
The Goodyear Tire & Rubber Co
6.500% due 03/01/21	54,000	55,215
7.000% due 05/15/22	100,000	104,500
8.250% due 08/15/20	100,000	112,250
The Gymboree Corp 9.125% due 12/01/18	50,000	49,125
The Jones Group Inc
5.125% due 11/15/14	100,000	103,500
6.125% due 11/15/34	100,000	78,000
The McClatchy Co 9.000% due 12/15/22	196,000	207,760
The Ryland Group Inc 6.625% due 05/01/20	100,000	104,000
Toll Brothers Finance Corp
4.375% due 04/15/23	100,000	92,250
8.910% due 10/15/17	100,000	119,500
Toys R Us Inc
7.375% due 09/01/16 ~	100,000	101,500
10.375% due 08/15/17	100,000	96,750
Toys R Us Property Co II LLC 8.500% due 12/01/17	25,000	26,313
Unitymedia Hessen GmbH & Co KG (Germany) 5.500% due 01/15/23 ~	200,000	190,500
Univision Communications Inc
6.750% due 09/15/22 ~	100,000	106,000
6.875% due 05/15/19 ~	150,000	161,250
7.875% due 11/01/20 ~	100,000	109,875
8.500% due 05/15/21 ~	50,000	55,000
Videotron Ltd (Canada) 5.000% due 07/15/22	200,000	191,000
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	300,000	294,000
Visant Corp 10.000% due 10/01/17	20,000	18,700
Visteon Corp 6.750% due 04/15/19	90,000	96,075
VWR Funding Inc 7.250% due 09/15/17	150,000	159,000
WideOpenWest Finance LLC 10.250% due 07/15/19	82,000	89,380
WMG Acquisition Corp 11.500% due 10/01/18	100,000	115,750

	Principal Amount	Value
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	$100,000	$91,875
5.375% due 03/15/22	100,000	101,000
7.750% due 08/15/20	180,000	202,950
YCC Holdings LLC 10.250% PIK due 02/15/16	100,000	102,500

		23,821,478

Consumer Staples - 4.7%

Alliance One International Inc 9.875% due 07/15/21 ~	100,000	94,500
B&G Foods Inc 4.625% due 06/01/21	113,000	108,197
Bumble Bee Holdings Inc 9.000% due 12/15/17 ~	23,000	25,013
C&S Group Enterprises LLC 8.375% due 05/01/17 ~	80,000	85,800
Central Garden & Pet Co 8.250% due 03/01/18	50,000	49,625
Chiquita Brands International Inc 7.875% due 02/01/21 ~	100,000	106,500
Constellation Brands Inc
3.750% due 05/01/21	64,000	59,280
4.250% due 05/01/23	125,000	115,000
6.000% due 05/01/22	100,000	107,000
7.250% due 05/15/17	100,000	115,000
8.375% due 12/15/14	100,000	108,250
Cott Beverages Inc 8.375% due 11/15/17	25,000	26,219
Dean Foods Co 9.750% due 12/15/18	100,000	113,750
Del Monte Corp 7.625% due 02/15/19	100,000	104,250
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	132,312
Harbinger Group Inc 7.875% due 07/15/19 ~	120,000	124,800
Hawk Acquisition Sub Inc 4.250% due 10/15/20 ~	455,000	435,094
Ingles Markets Inc 5.750% due 06/15/23 ~	100,000	96,750
Innovation Ventures LLC 9.500% due 08/15/19 ~	100,000	92,625
JBS USA LLC 8.250% due 02/01/20 ~	150,000	158,625
Michael Foods Group Inc 9.750% due 07/15/18	50,000	54,938
NBTY Inc 9.000% due 10/01/18	100,000	110,250
New Albertsons Inc
7.450% due 08/01/29	200,000	161,500
7.750% due 06/15/26	100,000	82,000
Pilgrim’s Pride Corp 7.875% due 12/15/18	100,000	109,250
Post Holdings Inc 7.375% due 02/15/22	150,000	158,437
Revlon Consumer Products Corp 5.750% due 02/15/21 ~	100,000	96,625
Reynolds Group Issuer Inc
5.750% due 10/15/20	335,000	337,931
6.875% due 02/15/21	150,000	160,875
7.875% due 08/15/19	200,000	221,000
8.250% due 02/15/21	100,000	101,250
8.500% due 05/15/18	100,000	105,000
9.000% due 04/15/19	100,000	105,500
9.875% due 08/15/19	200,000	218,000
Rite Aid Corp
6.750% due 06/15/21 ~	100,000	104,375
8.000% due 08/15/20	50,000	56,125
9.250% due 03/15/20	100,000	114,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Smithfield Foods Inc
6.625% due 08/15/22	$100,000	$103,375
7.750% due 07/01/17	50,000	57,125
Spectrum Brands Escrow Corp 6.375% due 11/15/20 ~	100,000	104,500
Stater Bros Holdings Inc 7.375% due 11/15/18	50,000	53,125
Sun Merger Sub Inc 5.250% due 08/01/18 ~	59,000	60,623
SUPERVALU Inc 8.000% due 05/01/16	100,000	110,000
The Pantry Inc 8.375% due 08/01/20	100,000	106,000
The Sun Products Corp 7.750% due 03/15/21 ~	100,000	92,500
Tops Holding Corp 8.875% due 12/15/17 ~	100,000	110,000
U.S. Foods Inc 8.500% due 06/30/19	220,000	232,925
Wells Enterprises Inc 6.750% due 02/01/20 ~	100,000	102,250

		5,688,069

Energy - 14.8%

Access Midstream Partners LP
4.875% due 05/15/23	110,000	103,950
5.875% due 04/15/21	67,000	69,178
6.125% due 07/15/22	100,000	103,250
Afren PLC (United Kingdom) 11.500% due 02/01/16 ~	100,000	115,250
Alpha Natural Resources Inc
6.000% due 06/01/19	100,000	84,000
6.250% due 06/01/21	100,000	82,500
Antero Resources Finance Corp
6.000% due 12/01/20	79,000	80,185
7.250% due 08/01/19	75,000	79,500
Arch Coal Inc
7.250% due 06/15/21	150,000	114,375
8.750% due 08/01/16	200,000	201,000
Atlas Pipeline Partners LP
5.875% due 08/01/23 ~	95,000	89,775
6.625% due 10/01/20 ~	100,000	102,500
Atwood Oceanics Inc 6.500% due 02/01/20	100,000	105,250
Basic Energy Services Inc 7.750% due 10/15/22	100,000	97,250
Berry Petroleum Co
6.375% due 09/15/22	90,000	90,900
6.750% due 11/01/20	50,000	51,125
Bill Barrett Corp 7.625% due 10/01/19	100,000	102,500
Bonanza Creek Energy Inc 6.750% due 04/15/21	100,000	101,500
BreitBurn Energy Partners LP 7.875% due 04/15/22	100,000	100,250
Bristow Group Inc 6.250% due 10/15/22	100,000	104,375
Calumet Specialty Products Partners LP 9.375% due 05/01/19	100,000	110,250
Carrizo Oil & Gas Inc 8.625% due 10/15/18	100,000	109,500
CGG (France) 9.500% due 05/15/16	100,000	105,625
Chaparral Energy Inc 9.875% due 10/01/20	100,000	113,000
Chesapeake Energy Corp
3.250% due 03/15/16	100,000	100,875
5.375% due 06/15/21	75,000	75,188
5.750% due 03/15/23	100,000	100,750
6.125% due 02/15/21	200,000	208,500
6.500% due 08/15/17	150,000	166,125
6.625% due 08/15/20	100,000	108,000
9.500% due 02/15/15	100,000	110,625

	Principal Amount	Value
Chesapeake Oilfield Operating LLC 6.625% due 11/15/19	$100,000	$102,250
Cimarex Energy Co 5.875% due 05/01/22	100,000	101,500
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	25,000	26,344
Comstock Resources Inc 7.750% due 04/01/19	100,000	104,000
Concho Resources Inc
5.500% due 04/01/23	220,000	218,350
6.500% due 01/15/22	100,000	107,750
7.000% due 01/15/21	30,000	33,000
Connacher Oil & Gas Ltd (Canada) 8.500% due 08/01/19 ~	100,000	72,000
CONSOL Energy Inc
8.000% due 04/01/17	385,000	410,987
8.250% due 04/01/20	75,000	80,813
Continental Resources Inc
4.500% due 04/15/23	163,000	160,759
5.000% due 09/15/22	250,000	252,812
7.125% due 04/01/21	10,000	11,225
7.375% due 10/01/20	25,000	27,875
Crosstex Energy LP 8.875% due 02/15/18	105,000	112,087
CVR Refining LLC 6.500% due 11/01/22	100,000	97,625
Denbury Resources Inc
4.625% due 07/15/23	52,000	47,840
6.375% due 08/15/21	100,000	106,750
8.250% due 02/15/20	110,000	121,275
Drill Rigs Holdings Inc 6.500% due 10/01/17 ~	56,000	58,100
Eagle Rock Energy Partners LP 8.375% due 06/01/19	100,000	100,500
El Paso LLC
6.500% due 09/15/20	100,000	105,257
7.750% due 01/15/32	150,000	154,078
Enbridge Energy Partners LP 8.050% due 10/01/37 §	50,000	56,366
Endeavour International Corp 12.000% due 03/01/18	100,000	104,500
Energy Transfer Equity LP 7.500% due 10/15/20	195,000	209,625
Energy XXI Gulf Coast Inc
7.500% due 12/15/21 ~	140,000	138,600
9.250% due 12/15/17	100,000	111,500
EP Energy LLC
6.875% due 05/01/19	100,000	107,250
9.375% due 05/01/20	250,000	282,500
EPE Holdings LLC 8.125% PIK due 12/15/17 ~	104,289	109,373
EXCO Resources Inc 7.500% due 09/15/18	35,000	33,513
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	150,000	158,062
Exterran Holdings Inc 7.250% due 12/01/18	50,000	53,188
Foresight Energy LLC 7.875% due 08/15/21 ~	83,000	83,415
Forest Oil Corp 7.500% due 09/15/20	100,000	100,000
FTS International Services LLC 8.125% due 11/15/18 ~	16,000	17,440
Genesis Energy LP 5.750% due 02/15/21	100,000	98,500
Gibson Energy Inc (Canada) 6.750% due 07/15/21 ~	67,000	69,513
Halcon Resources Corp
8.875% due 05/15/21	66,000	67,980
9.750% due 07/15/20	95,000	100,937

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Harvest Operations Corp (Canada) 6.875% due 10/01/17	$50,000	$53,750
Hercules Offshore Inc 8.750% due 07/15/21 ~	150,000	159,750
Hiland Partners LP 7.250% due 10/01/20 ~	195,000	204,262
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	107,500
Holly Energy Partners LP 6.500% due 03/01/20	100,000	103,500
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	96,250
Inergy Midstream LP 6.000% due 12/15/20 ~	27,000	26,933
Key Energy Services Inc 6.750% due 03/01/21	100,000	99,500
Kinder Morgan Finance Co LLC
5.700% due 01/05/16	250,000	270,588
6.000% due 01/15/18 ~	50,000	54,486
Kodiak Oil & Gas Corp (Canada) 8.125% due 12/01/19	100,000	109,750
Laredo Petroleum Inc
7.375% due 05/01/22	100,000	106,500
9.500% due 02/15/19	50,000	55,750
Lightstream Resources Ltd (Canada) 8.625% due 02/01/20 ~	100,000	97,500
Linn Energy LLC
6.500% due 05/15/19	100,000	96,500
6.750% due 11/01/19 ~	300,000	284,250
8.625% due 04/15/20	175,000	181,781
Magnum Hunter Resources Corp 9.750% due 05/15/20 ~	100,000	104,000
MarkWest Energy Partners LP
4.500% due 07/15/23	195,000	184,762
6.250% due 06/15/22	65,000	68,738
6.500% due 08/15/21	97,000	104,275
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	101,625
MEG Energy Corp (Canada)
6.500% due 03/15/21 ~	100,000	101,250
7.000% due 03/31/24 ~	150,000	151,125
Midstates Petroleum Co Inc
9.250% due 06/01/21 ~	90,000	89,325
10.750% due 10/01/20 ~	59,000	62,245
Milagro Oil & Gas Inc 10.500% due 05/15/16	50,000	38,000
Murphy Oil USA Inc 6.000% due 08/15/23 ~	37,000	37,000
Newfield Exploration Co
5.625% due 07/01/24	56,000	54,460
5.750% due 01/30/22	100,000	100,250
6.875% due 02/01/20	200,000	211,000
NGPL PipeCo LLC
7.119% due 12/15/17 ~	100,000	88,750
9.625% due 06/01/19 ~	150,000	140,250
Northern Oil & Gas Inc 8.000% due 06/01/20	60,000	60,450
NuStar Logistics LP
4.750% due 02/01/22	100,000	89,000
6.750% due 02/01/21	100,000	102,250
Oasis Petroleum Inc
6.500% due 11/01/21	100,000	106,000
6.875% due 03/15/22 ~	44,000	46,530
Offshore Group Investment Ltd (Cayman)
7.125% due 04/01/23	90,000	88,200
7.500% due 11/01/19	110,000	116,325
Oil States International Inc 6.500% due 06/01/19	100,000	106,500
Pacific Drilling SA (Luxembourg) 5.375% due 06/01/20 ~	113,000	110,457
Pacific Drilling V Ltd (United Kingdom) 7.250% due 12/01/17 ~	100,000	108,000

	Principal Amount	Value
Parker Drilling Co 9.125% due 04/01/18	$10,000	$10,750
PBF Holding Co LLC 8.250% due 02/15/20	130,000	135,200
Peabody Energy Corp
6.000% due 11/15/18	100,000	100,250
6.250% due 11/15/21	250,000	243,750
7.375% due 11/01/16	100,000	112,250
Penn Virginia Corp 7.250% due 04/15/19	100,000	98,500
Penn Virginia Resource Partners LP 8.375% due 06/01/20	100,000	104,500
Precision Drilling Corp (Canada) 6.625% due 11/15/20	100,000	106,250
QEP Resources Inc
5.250% due 05/01/23	109,000	102,187
6.875% due 03/01/21	50,000	53,375
Quicksilver Resources Inc 11.000% due 07/01/21 ~	150,000	142,875
Range Resources Corp
5.000% due 08/15/22	100,000	97,250
5.000% due 03/15/23	160,000	154,400
6.750% due 08/01/20	50,000	54,125
Regency Energy Partners LP
4.500% due 11/01/23 ~	100,000	91,000
5.500% due 04/15/23	100,000	96,500
6.875% due 12/01/18	100,000	108,000
Rockies Express Pipeline LLC
3.900% due 04/15/15 ~	50,000	50,000
5.625% due 04/15/20 ~	100,000	85,000
6.000% due 01/15/19 ~	180,000	159,300
Rosetta Resources Inc
5.625% due 05/01/21	129,000	123,195
9.500% due 04/15/18	25,000	27,063
Sabine Pass Liquefaction LLC
5.625% due 02/01/21 ~	200,000	196,750
5.625% due 04/15/23 ~	100,000	96,375
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	221,000
Samson Investment Co 10.250% due 02/15/20 ~	235,000	250,275
Sanchez Energy Corp 7.750% due 06/15/21 ~	63,000	61,740
SandRidge Energy Inc
7.500% due 02/15/23	100,000	99,500
8.125% due 10/15/22	100,000	101,500
8.750% due 01/15/20	150,000	159,750
Seadrill Ltd (Bermuda) 5.625% due 09/15/17 ~	100,000	101,500
SESI LLC
6.375% due 05/01/19	100,000	106,250
7.125% due 12/15/21	50,000	54,875
SM Energy Co
5.000% due 01/15/24 ~	100,000	92,500
6.500% due 01/01/23	100,000	102,500
Stone Energy Corp 8.625% due 02/01/17	100,000	106,250
Swift Energy Co 7.125% due 06/01/17	50,000	51,000
Targa Resources Partners LP
4.250% due 11/15/23 ~	100,000	91,000
5.250% due 05/01/23 ~	77,000	75,845
7.875% due 10/15/18	100,000	108,500
Teekay Corp 8.500% due 01/15/20	25,000	26,875
Tervita Corp (Canada) 8.000% due 11/15/18 ~	33,000	33,289
Tesoro Corp
4.250% due 10/01/17	125,000	128,750
9.750% due 06/01/19	100,000	109,750

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Tesoro Logistics LP 6.125% due 10/15/21	$70,000	$70,700
Unit Corp 6.625% due 05/15/21	100,000	103,000
Vanguard Natural Resources LLC 7.875% due 04/01/20	100,000	101,750
W&T Offshore Inc 8.500% due 06/15/19	100,000	106,500
Whiting Petroleum Corp
5.000% due 03/15/19	113,000	113,565
5.750% due 03/15/21	80,000	82,400
6.500% due 10/01/18	25,000	26,438
WPX Energy Inc 5.250% due 01/15/17	150,000	159,000

		17,876,654

Financials - 11.6%

Ally Financial Inc
3.125% due 01/15/16	100,000	100,394
3.500% due 07/18/16	100,000	101,250
4.625% due 06/26/15	200,000	207,008
4.750% due 09/10/18	100,000	99,683
5.500% due 02/15/17	150,000	158,047
6.750% due 12/01/14	150,000	157,687
7.500% due 09/15/20	200,000	225,500
8.000% due 12/31/18	100,000	113,000
8.000% due 03/15/20	250,000	288,750
8.000% due 11/01/31	275,000	310,438
8.300% due 02/12/15	175,000	189,000
CBRE Services Inc
5.000% due 03/15/23	100,000	94,250
6.625% due 10/15/20	100,000	107,250
CIT Group Inc
4.250% due 08/15/17	108,000	110,430
4.750% due 02/15/15 ~	250,000	259,375
5.000% due 05/15/17	100,000	105,625
5.000% due 08/15/22	100,000	98,177
5.000% due 08/01/23	100,000	97,043
5.250% due 03/15/18	150,000	157,875
5.375% due 05/15/20	200,000	208,000
6.625% due 04/01/18 ~	250,000	276,250
CNG Holdings Inc 9.375% due 05/15/20 ~	100,000	93,000
CNH Capital LLC
3.625% due 04/15/18	113,000	113,000
3.875% due 11/01/15	117,000	121,095
CNO Financial Group Inc 6.375% due 10/01/20 ~	100,000	105,000
Credit Acceptance Corp 9.125% due 02/01/17	100,000	106,500
Crescent Resources LLC 10.250% due 08/15/17 ~	100,000	108,000
Denali Borrower LLC 5.625% due 10/15/20 ~	167,000	163,034
Dresdner Funding Trust I 8.151% due 06/30/31 ~	100,000	99,800
DuPont Fabros Technology LP REIT 5.875% due 09/15/21 ~	88,000	88,440
E*TRADE Financial Corp
6.000% due 11/15/17	60,000	63,450
6.375% due 11/15/19	100,000	107,000
Felcor Lodging LP
5.625% due 03/01/23	48,000	44,940
6.750% due 06/01/19	100,000	106,000
10.000% due 10/01/14	19,000	20,544
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	100,000	102,000
First Data Corp
6.750% due 11/01/20 ~	200,000	208,000
7.375% due 06/15/19 ~	100,000	105,750

	Principal Amount	Value
8.250% due 01/15/21 ~	$212,000	$219,950
8.875% due 08/15/20 ~	100,000	110,750
10.625% due 06/15/21 ~	100,000	102,000
11.250% due 03/31/16	237,000	238,185
11.250% due 01/15/21 ~	200,000	210,000
12.625% due 01/15/21	212,000	234,260
Gardner Denver Inc 6.875% due 08/15/21 ~	67,000	66,498
General Motors Financial Co Inc
2.750% due 05/15/16 ~	129,000	128,919
3.250% due 05/15/18 ~	95,000	92,625
4.250% due 05/15/23 ~	32,000	29,320
4.750% due 08/15/17 ~	67,000	69,680
6.750% due 06/01/18	50,000	55,625
Genworth Holdings Inc 6.150% due 11/15/66 §	50,000	43,938
Globe Luxembourg SCA (Luxembourg) 9.625% due 05/01/18 ~	200,000	204,000
HBOS PLC (United Kingdom)
6.000% due 11/01/33 ~	100,000	94,657
6.750% due 05/21/18 ~	200,000	223,282
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	118,000	118,737
HUB International Ltd 8.125% due 10/15/18 ~	150,000	167,812
ING Groep NV (Netherlands) 5.775% § ±	100,000	101,750
ING US Inc 5.650% due 05/15/53 §	100,000	91,763
iStar Financial Inc REIT
4.875% due 07/01/18	100,000	97,500
9.000% due 06/01/17	100,000	114,000
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	199,000
Liberty Mutual Group Inc
7.000% due 03/15/37 § ~	100,000	102,000
10.750% due 06/15/58 § ~	100,000	148,500
MPH Intermediate Holdings Co 8.375% due 08/01/18 ~	80,000	82,250
MPT Operating Partnership LP REIT 6.375% PIK due 02/15/22	100,000	101,750
National Money Mart Co (Canada) 10.375% due 12/15/16	150,000	157,875
Nationstar Mortgage LLC
6.500% due 07/01/21	75,000	72,188
7.875% due 10/01/20	100,000	104,750
10.875% due 04/01/15	100,000	104,670
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	100,000	102,750
Nuveen Investments Inc 9.500% due 10/15/20 ~	143,000	140,497
Onex USI Acquisition Corp 7.750% due 01/15/21 ~	67,000	67,335
PHH Corp 6.375% due 08/15/21	100,000	97,250
Provident Funding Associates LP 6.750% due 06/15/21 ~	84,000	84,840
RBS Capital Trust II 6.425% § ±	100,000	91,500
Realogy Group LLC
3.375% due 05/01/16 ~	112,000	112,560
7.625% due 01/15/20 ~	100,000	112,000
Regions Bank 7.500% due 05/15/18	100,000	117,862
Regions Financial Corp 7.375% due 12/10/37	100,000	106,173
Resona Preferred Global Securities Ltd (Cayman) 7.191% § ± ~	100,000	107,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Royal Bank of Scotland Group PLC (United Kingdom)
5.000% due 10/01/14	$200,000	$205,041
6.100% due 06/10/23	200,000	202,211
6.125% due 12/15/22	270,000	273,057
7.640% § ±	100,000	96,000
7.648% § ±	50,000	51,750
Sabra Health Care LP REIT 5.375% due 06/01/23	100,000	95,875
SL Green Realty Corp 5.000% due 08/15/18	100,000	107,077
SLM Corp
3.875% due 09/10/15	150,000	153,750
5.500% due 01/25/23	100,000	92,096
5.625% due 08/01/33	200,000	157,000
6.250% due 01/25/16	250,000	267,187
8.000% due 03/25/20	150,000	162,562
8.450% due 06/15/18	400,000	453,000
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	175,000	218,312
Speedy Cash Intermediate Holdings Corp 10.750% due 05/15/18 ~	100,000	105,750
Springleaf Finance Corp
5.400% due 12/01/15	100,000	104,000
6.900% due 12/15/17	350,000	367,500
7.750% due 10/01/21 ~	25,000	26,063
Synovus Financial Corp 5.125% due 06/15/17	50,000	50,875
The Geo Group Inc REIT 5.125% due 04/01/23 ~	100,000	92,000
The Howard Hughes Corp 6.875% due 10/01/21 ~	150,000	150,394
TMX Finance LLC 8.500% due 09/15/18 ~	63,000	66,150
TransUnion LLC 11.375% due 06/15/18	150,000	167,437
XL Group PLC (Ireland) 6.500% § ±	100,000	96,250

		14,010,423

Health Care - 7.8%

Accellent Inc 10.000% due 11/01/17	100,000	92,500
Alere Inc 6.500% due 06/15/20	100,000	99,625
Apria Healthcare Group Inc 12.375% due 11/01/14	50,000	50,438
Bausch & Lomb Inc 9.875% due 11/01/15	30,000	30,225
Biomet Inc
6.500% due 08/01/20	200,000	207,500
6.500% due 10/01/20	100,000	101,875
Capella Healthcare Inc 9.250% due 07/01/17	100,000	107,250
Catalent Pharma Solutions Inc 7.875% due 10/15/18	100,000	101,125
Centene Corp 5.750% due 06/01/17	25,000	26,500
CHS/Community Health Systems Inc
5.125% due 08/15/18	150,000	153,000
7.125% due 07/15/20	100,000	101,125
8.000% due 11/15/19	250,000	263,437
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	150,000	170,250
DaVita HealthCare Partners Inc
5.750% due 08/15/22	118,000	117,262
6.375% due 11/01/18	100,000	105,250
6.625% due 11/01/20	150,000	160,125
DJO Finance LLC 9.875% due 04/15/18	100,000	106,500

	Principal Amount	Value
Endo Health Solutions Inc 7.000% due 07/15/19	$95,000	$98,325
Envision Healthcare Corp 8.125% due 06/01/19	100,000	108,500
ExamWorks Group Inc 9.000% due 07/15/19	100,000	108,000
Fresenius Medical Care U.S. Finance Inc 5.750% due 02/15/21 ~	50,000	51,625
Fresenius Medical Care U.S. Finance II Inc
5.625% due 07/31/19 ~	100,000	104,750
5.875% due 01/31/22 ~	100,000	103,000
Grifols Inc 8.250% due 02/01/18	100,000	107,875
HCA Holdings Inc
6.250% due 02/15/21	100,000	101,875
7.750% due 05/15/21	250,000	266,562
HCA Inc
4.750% due 05/01/23	150,000	141,562
5.875% due 03/15/22	100,000	103,250
5.875% due 05/01/23	200,000	197,000
6.375% due 01/15/15	150,000	158,625
6.500% due 02/15/16	100,000	108,625
6.500% due 02/15/20	260,000	282,425
7.250% due 09/15/20	150,000	163,500
7.500% due 02/15/22	150,000	165,000
7.875% due 02/15/20	100,000	108,063
8.500% due 04/15/19	50,000	53,875
Health Management Associates Inc 7.375% due 01/15/20	100,000	110,062
Health Net Inc 6.375% due 06/01/17	100,000	106,750
HealthSouth Corp 7.750% due 09/15/22	90,000	96,975
Hologic Inc 6.250% due 08/01/20	159,000	166,354
Hospira Inc 6.050% due 03/30/17	100,000	109,804
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	104,250
IMS Health Inc 12.500% due 03/01/18 ~	200,000	237,000
inVentiv Health Inc
9.000% due 01/15/18 ~	130,000	131,300
11.000% due 08/15/18 ~	50,000	40,625
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	50,000	53,125
Kindred Healthcare Inc 8.250% due 06/01/19	100,000	107,000
Kinetic Concepts Inc
10.500% due 11/01/18	200,000	221,750
12.500% due 11/01/19	100,000	105,500
LifePoint Hospitals Inc 6.625% due 10/01/20	50,000	52,625
Mallinckrodt International Finance SA (Luxembourg)
3.500% due 04/15/18 ~	100,000	98,516
4.750% due 04/15/23 ~	100,000	95,299
MedAssets Inc 8.000% due 11/15/18	50,000	54,125
MultiPlan Inc 9.875% due 09/01/18 ~	25,000	27,750
Omnicare Inc 7.750% due 06/01/20	100,000	110,062
Par Pharmaceutical Cos Inc 7.375% due 10/15/20	100,000	103,875
Phibro Animal Health Corp 9.250% due 07/01/18 ~	25,000	27,000
Select Medical Corp 6.375% due 06/01/21 ~	100,000	95,250

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Tenet Healthcare Corp
4.375% due 10/01/21 ~	$167,000	$154,266
4.500% due 04/01/21	51,000	48,004
4.750% due 06/01/20	100,000	96,750
6.000% due 10/01/20 ~	118,000	120,876
6.250% due 11/01/18	140,000	149,975
6.750% due 02/01/20	100,000	100,125
8.000% due 08/01/20	100,000	106,250
8.125% due 04/01/22 ~	211,000	220,759
United Surgical Partners International Inc 9.000% due 04/01/20	50,000	55,125
Universal Health Services Inc 7.000% due 10/01/18	65,000	69,063
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	103,750
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	270,000	282,150
6.500% due 07/15/16 ~	100,000	104,000
6.750% due 10/01/17 ~	100,000	107,250
6.750% due 08/15/18 ~	342,000	367,650
7.000% due 10/01/20 ~	10,000	10,650
7.250% due 07/15/22 ~	100,000	107,000
7.500% due 07/15/21 ~	57,000	61,703
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	250,000	265,000
Warner Chilcott Co LLC 7.750% due 09/15/18	100,000	109,250

		9,421,017

Industrials - 12.2%

AAR Corp 7.250% due 01/15/22	100,000	104,750
Abengoa Finance SAU (Spain) 8.875% due 11/01/17 ~	100,000	99,500
ACCO Brands Corp 6.750% due 04/30/20	100,000	100,625
Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	150,000	154,875
ADS Waste Holdings Inc 8.250% due 10/01/20 ~	100,000	106,000
Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	150,000	157,500
Ahern Rentals Inc 9.500% due 06/15/18 ~	31,000	32,783
Air Medical Group Holdings Inc 9.250% due 11/01/18	90,000	97,200
Aircastle Ltd (Bermuda)
6.250% due 12/01/19	70,000	74,375
6.750% due 04/15/17	150,000	161,250
Algeco Scotsman Global Finance PLC (United Kingdom)
8.500% due 10/15/18 ~	100,000	106,250
10.750% due 10/15/19 ~	200,000	202,000
Alliant Techsystems Inc 6.875% due 09/15/20	100,000	106,500
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	79,000	77,914
APX Group Inc
6.375% due 12/01/19 ~	125,000	118,750
8.750% due 12/01/20 ~	80,000	79,000
Aviation Capital Group Corp
4.625% due 01/31/18 ~	100,000	99,551
6.750% due 04/06/21 ~	150,000	158,619
Avis Budget Car Rental LLC
5.500% due 04/01/23	83,000	77,190
8.250% due 01/15/19	100,000	109,000
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	76,000	78,660

	Principal Amount	Value
B/E Aerospace Inc
5.250% due 04/01/22	$112,000	$111,720
6.875% due 10/01/20	75,000	82,312
BC Mountain LLC 7.000% due 02/01/21 ~	100,000	99,750
Bombardier Inc (Canada)
4.250% due 01/15/16 ~	50,000	52,125
6.125% due 01/15/23 ~	200,000	201,000
7.750% due 03/15/20 ~	150,000	170,250
BW Group Ltd (Bermuda) 6.625% due 06/28/17 ~	100,000	103,000
Case New Holland Inc 7.875% due 12/01/17	100,000	116,750
CCS Inc (Canada) 11.000% due 11/15/15 ~	50,000	50,000
Cenveo Corp 8.875% due 02/01/18	100,000	100,000
Ceridian Corp
8.875% due 07/15/19 ~	100,000	115,000
11.250% due 11/15/15	100,000	101,500
CEVA Group PLC (United Kingdom) 8.375% due 12/01/17 ~	100,000	101,250
Chassix Inc 9.250% due 08/01/18 ~	80,000	85,000
Clean Harbors Inc
5.125% due 06/01/21	53,000	51,476
5.250% due 08/01/20	54,000	53,730
Colt Defense LLC 8.750% due 11/15/17	25,000	20,500
Covanta Holding Corp 6.375% due 10/01/22	100,000	102,968
CSC Holdings LLC
6.750% due 11/15/21	200,000	215,000
7.625% due 07/15/18	50,000	57,500
Deluxe Corp 7.000% due 03/15/19	100,000	106,500
DH Services SARL (Luxembourg) 7.750% due 12/15/20 ~	100,000	104,500
DigitalGlobe Inc 5.250% due 02/01/21 ~	97,000	93,120
DynCorp International Inc 10.375% due 07/01/17	50,000	51,750
EnergySolutions Inc 10.750% due 08/15/18	25,000	26,688
FGI Operating Co LLC 7.875% due 05/01/20 ~	50,000	52,250
Florida East Coast Railway Corp 8.125% due 02/01/17	100,000	105,375
FTI Consulting Inc 6.750% due 10/01/20	50,000	53,125
GenCorp Inc 7.125% due 03/15/21 ~	100,000	105,250
General Cable Corp 5.750% due 10/01/22 ~	75,000	72,187
Great Lakes Dredge & Dock Co 7.375% due 02/01/19	100,000	99,750
Griffon Corp 7.125% due 04/01/18	100,000	106,500
H&E Equipment Services Inc 7.000% due 09/01/22	145,000	155,150
HD Supply Inc
7.500% due 07/15/20 ~	102,000	105,952
8.125% due 04/15/19	79,000	88,085
11.000% due 04/15/20	100,000	120,250
11.500% due 07/15/20	100,000	119,500
Huntington Ingalls Industries Inc
6.875% due 03/15/18	100,000	108,000
7.125% due 03/15/21	50,000	54,125
Interline Brands Inc 10.000% PIK due 11/15/18	100,000	109,750

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
International Lease Finance Corp
3.875% due 04/15/18	$100,000	$96,812
4.625% due 04/15/21	100,000	92,796
4.875% due 04/01/15	100,000	103,807
5.750% due 05/15/16	100,000	106,549
5.875% due 08/15/22	150,000	148,500
6.250% due 05/15/19	250,000	263,750
8.625% due 09/15/15	200,000	221,500
8.750% due 03/15/17	200,000	230,500
Iron Mountain Inc
5.750% due 08/15/24	178,000	161,090
6.000% due 08/15/23	96,000	95,760
8.375% due 08/15/21	44,000	47,520
Jeld-Wen Inc 12.250% due 10/15/17 ~	100,000	114,250
JMC Steel Group Inc 8.250% due 03/15/18 ~	50,000	48,500
Kratos Defense & Security Solutions Inc 10.000% due 06/01/17	100,000	109,250
Marquette Transportation Co 10.875% due 01/15/17	25,000	26,688
Masco Corp
4.800% due 06/15/15	100,000	105,000
5.950% due 03/15/22	100,000	105,250
6.125% due 10/03/16	50,000	55,563
7.125% due 03/15/20	100,000	113,250
Meccanica Holdings USA Inc 6.250% due 01/15/40 ~	150,000	125,601
Memorial Production Partners LP 7.625% due 05/01/21	100,000	97,250
Meritor Inc 10.625% due 03/15/18	100,000	108,500
Monitronics International Inc 9.125% due 04/01/20 ~	100,000	105,250
Mueller Water Products Inc 8.750% due 09/01/20	40,000	44,200
Navios Maritime Acquisition Corp 8.625% due 11/01/17	100,000	104,250
Navios Maritime Holdings Inc
8.125% due 02/15/19	100,000	99,750
8.875% due 11/01/17	25,000	26,250
Navistar International Corp 8.250% due 11/01/21	203,000	206,552
NES Rentals Holdings Inc 7.875% due 05/01/18 ~	100,000	102,500
Nielsen Finance LLC
4.500% due 10/01/20	50,000	48,375
7.750% due 10/15/18	100,000	109,250
Nortek Inc 8.500% due 04/15/21	100,000	109,250
Oshkosh Corp 8.500% due 03/01/20	25,000	27,688
Ply Gem Industries Inc 8.250% due 02/15/18	89,000	95,675
Polypore International Inc 7.500% due 11/15/17	25,000	26,625
Rexel SA (France) 5.250% due 06/15/20 ~	200,000	196,000
RR Donnelley & Sons Co
6.125% due 01/15/17	9,000	9,810
7.000% due 02/15/22	100,000	101,000
7.250% due 05/15/18	32,000	35,520
8.250% due 03/15/19	200,000	223,000
Safway Group Holding LLC 7.000% due 05/15/18 ~	117,000	119,340
Schaeffler Finance BV (Netherlands)
4.750% due 05/15/21 ~	250,000	243,750
7.750% due 02/15/17 ~	100,000	112,500
Sensata Technologies BV (Netherlands)
4.875% due 10/15/23 ~	100,000	93,500
6.500% due 05/15/19 ~	60,000	64,800

	Principal Amount	Value
Sequa Corp 7.000% due 12/15/17 ~	$62,500	$62,812
Severstal Columbus LLC 10.250% due 02/15/18	100,000	106,750
Spirit Aerosystems Inc 6.750% due 12/15/20	25,000	26,313
SPL Logistics Escrow LLC 8.875% due 08/01/20 ~	100,000	105,250
SPX Corp 6.875% due 09/01/17	100,000	111,500
Swift Services Holdings Inc 10.000% due 11/15/18	50,000	55,750
Terex Corp 6.000% due 05/15/21	105,000	106,706
The ADT Corp
2.250% due 07/15/17	100,000	95,605
3.500% due 07/15/22	200,000	169,457
4.875% due 07/15/42	100,000	74,077
6.250% due 10/15/21 ~	100,000	101,625
The Hertz Corp
5.875% due 10/15/20	100,000	103,500
6.750% due 04/15/19	200,000	212,500
7.500% due 10/15/18	50,000	54,125
The Manitowoc Co Inc
8.500% due 11/01/20	50,000	55,875
9.500% due 02/15/18	100,000	107,750
The Nielsen Co Luxembourg SARL (Luxembourg) 5.500% due 10/01/21 ~	38,000	38,143
Titan International Inc 7.875% due 10/01/17 ~	100,000	106,700
Tomkins LLC 9.000% due 10/01/18	40,000	43,800
TRAC Intermodal LLC 11.000% due 08/15/19	100,000	112,500
TransDigm Inc
5.500% due 10/15/20	100,000	98,500
7.500% due 07/15/21 ~	67,000	72,360
7.750% due 12/15/18	150,000	160,500
Triumph Group Inc 8.625% due 07/15/18	50,000	54,500
UCI International Inc 8.625% due 02/15/19	50,000	51,250
United Airlines Inc 6.750% due 09/15/15 ~	100,000	103,500
United Airlines Pass-Through Trust ‘B’ 5.375% due 08/15/21	100,000	99,200
United Rentals North America Inc
7.625% due 04/15/22	220,000	240,350
8.250% due 02/01/21	100,000	111,500
8.375% due 09/15/20	100,000	111,250
9.250% due 12/15/19	100,000	112,500
US Airways Group Inc 6.125% due 06/01/18	186,000	179,257
USG Corp
8.375% due 10/15/18 ~	100,000	109,000
9.750% due 01/15/18	100,000	116,250
West Corp 7.875% due 01/15/19	75,000	81,187
Western Express Inc 12.500% due 04/15/15 ~	25,000	14,500
WireCo WorldGroup Inc 9.500% due 05/15/17	100,000	104,000

		14,683,793

Information Technology - 4.6%

Activision Blizzard Inc
5.625% due 09/15/21 ~	63,000	63,236
6.125% due 09/15/23 ~	100,000	100,750

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Advanced Micro Devices Inc
7.750% due 08/01/20	$100,000	$98,375
8.125% due 12/15/17	10,000	10,500
Alcatel-Lucent USA Inc
6.450% due 03/15/29	100,000	85,000
8.875% due 01/01/20 ~	200,000	212,000
Alliance Data Systems Corp 5.250% due 12/01/17 ~	100,000	103,000
Amkor Technology Inc
6.375% due 10/01/22	100,000	96,000
6.625% due 06/01/21	50,000	48,875
7.375% due 05/01/18	25,000	26,406
Anixter Inc 5.950% due 03/01/15	100,000	105,125
Aspect Software Inc 10.625% due 05/15/17	100,000	100,250
Audatex North America Inc
6.000% due 06/15/21 ~	35,000	35,875
6.750% due 06/15/18	100,000	106,500
Belden Inc 5.500% due 09/01/22 ~	80,000	77,600
BMC Software Finance Inc 8.125% due 07/15/21 ~	140,000	145,950
CDW LLC 8.500% due 04/01/19	200,000	222,000
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	90,000	90,000
CommScope Inc 8.250% due 01/15/19 ~	150,000	164,625
CoreLogic Inc 7.250% due 06/01/21	100,000	107,000
EarthLink Inc 8.875% due 05/15/19	100,000	96,750
Emdeon Inc 11.000% due 12/31/19	100,000	114,375
Epicor Software Corp 8.625% due 05/01/19	100,000	107,250
Equinix Inc
4.875% due 04/01/20	76,000	74,100
5.375% due 04/01/23	133,000	126,350
7.000% due 07/15/21	100,000	106,875
Flextronics International Ltd (Singapore)
4.625% due 02/15/20	50,000	48,750
5.000% due 02/15/23	50,000	47,750
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	100,000	95,500
8.050% due 02/01/20	100,000	105,750
9.250% due 04/15/18 ~	100,000	108,750
10.750% due 08/01/20	67,000	74,872
GXS Worldwide Inc 9.750% due 06/15/15	55,000	56,616
Healthcare Technology Intermediate Inc 7.375% PIK due 09/01/18 ~	47,000	48,234
IAC/InterActiveCorp 4.750% due 12/15/22	153,000	141,525
iGate Corp 9.000% due 05/01/16	100,000	107,750
Infor US Inc 9.375% due 04/01/19	164,000	184,090
Lender Processing Services Inc 5.750% due 04/15/23	100,000	103,125
NCR Corp
4.625% due 02/15/21	45,000	42,413
5.000% due 07/15/22	113,000	105,655
NeuStar Inc 4.500% due 01/15/23	100,000	90,250
Nokia OYJ (Finland)
5.375% due 05/15/19	100,000	102,000
6.625% due 05/15/39	150,000	144,750
Nuance Communications Inc 5.375% due 08/15/20 ~	120,000	114,000

	Principal Amount	Value
NXP BV (Netherlands)
3.500% due 09/15/16 ~	$100,000	$101,250
5.750% due 03/15/23 ~	200,000	198,500
Sanmina Corp 7.000% due 05/15/19 ~	50,000	52,875
Seagate HDD (Cayman) 4.750% due 06/01/23 ~	145,000	140,287
Sophia LP 9.750% due 01/15/19 ~	100,000	109,000
STATS ChipPAC Ltd (Singapore) 5.375% due 03/31/16 ~	100,000	103,500
SunGard Data Systems Inc
7.375% due 11/15/18	100,000	106,250
7.625% due 11/15/20	100,000	107,500
VeriSign Inc 4.625% due 05/01/23 ~	100,000	94,500
ViaSat Inc 6.875% due 06/15/20	100,000	104,250
Viasystems Inc 7.875% due 05/01/19 ~	100,000	106,750

		5,571,209

Materials - 9.8%

Ainsworth Lumber Co Ltd (Canada) 7.500% due 12/15/17 ~	90,000	97,087
AK Steel Corp 7.625% due 05/15/20	100,000	84,500
Aleris International Inc 7.625% due 02/15/18	100,000	105,125
ArcelorMittal (Luxembourg)
4.250% due 02/25/15	250,000	256,875
5.000% due 02/25/17	300,000	313,500
6.750% due 02/25/22	200,000	211,500
7.500% due 10/15/39	250,000	239,375
10.350% due 06/01/19	300,000	370,500
Ardagh Packaging Finance PLC (Ireland)
7.000% due 11/15/20 ~	100,000	96,500
7.375% due 10/15/17 ~	350,000	376,000
9.125% due 10/15/20 ~	50,000	53,250
Ashland Inc
3.000% due 03/15/16	76,000	77,520
3.875% due 04/15/18	37,000	36,723
4.750% due 08/15/22	100,000	94,250
Associated Materials LLC 9.125% due 11/01/17	100,000	106,750
Ball Corp
4.000% due 11/15/23	171,000	154,327
5.000% due 03/15/22	100,000	97,500
7.375% due 09/01/19	100,000	108,750
Barminco Finance Property Ltd (Australia) 9.000% due 06/01/18 ~	100,000	91,750
Berry Plastics Corp 9.750% due 01/15/21	100,000	116,000
BOE Merger Corp 9.500% PIK due 11/01/17 ~	100,000	104,500
Boise Paper Holdings LLC 9.000% due 11/01/17	15,000	15,810
Building Materials Corp of America
6.750% due 05/01/21 ~	100,000	107,750
6.875% due 08/15/18 ~	100,000	107,375
Calcipar SA (Luxembourg) 6.875% due 05/01/18 ~	100,000	104,750
Cascades Inc (Canada) 7.750% due 12/15/17	100,000	105,000
Celanese US Holdings LLC
4.625% due 11/15/22	100,000	96,250
5.875% due 06/15/21	100,000	105,000
6.625% due 10/15/18	5,000	5,425
Clearwater Paper Corp 7.125% due 11/01/18	50,000	54,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Commercial Metals Co 7.350% due 08/15/18	$100,000	$109,250
Consolidated Minerals Ltd (United Kingdom) 8.875% due 05/01/16 ~	100,000	101,750
Crown Americas LLC
4.500% due 01/15/23 ~	112,000	103,040
6.250% due 02/01/21	50,000	52,500
Eagle Spinco Inc 4.625% due 02/15/21 ~	47,000	45,296
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	60,000	58,200
FMG Resources Property Ltd (Australia)
6.000% due 04/01/17 ~	150,000	154,500
6.875% due 02/01/18 ~	100,000	104,875
7.000% due 11/01/15 ~	300,000	310,125
8.250% due 11/01/19 ~	200,000	216,500
FQM Akubra Inc (Canada)
7.500% due 06/01/21 ~	54,000	55,620
8.750% due 06/01/20 ~	179,000	192,425
Graphic Packaging International Inc
4.750% due 04/15/21	100,000	97,500
7.875% due 10/01/18	5,000	5,475
Greif Inc 7.750% due 08/01/19	100,000	113,500
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	136,250
Hecla Mining Co 6.875% due 05/01/21 ~	100,000	95,000
Hexion U.S. Finance Corp
6.625% due 04/15/20	148,000	148,740
8.875% due 02/01/18	85,000	88,400
9.000% due 11/15/20	100,000	98,250
HudBay Minerals Inc (Canada) 9.500% due 10/01/20	100,000	100,750
Huntsman International LLC
8.625% due 03/15/20	25,000	27,625
8.625% due 03/15/21	100,000	111,500
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	100,000	87,750
Ineos Finance PLC (United Kingdom) 8.375% due 02/15/19 ~	200,000	221,250
Koppers Inc 7.875% due 12/01/19	10,000	10,875
Lafarge SA (France)
6.500% due 07/15/16	100,000	109,250
7.125% due 07/15/36	100,000	102,250
Louisiana-Pacific Corp 7.500% due 06/01/20	100,000	108,875
Midwest Vanadium Property Ltd (Australia) 11.500% due 02/15/18 ~	50,000	41,750
Mirabela Nickel Ltd (Australia) 8.750% due 04/15/18 ~	100,000	41,500
Molycorp Inc 10.000% due 06/01/20	100,000	100,250
Momentive Performance Materials Inc
8.875% due 10/15/20	100,000	105,500
9.000% due 01/15/21	100,000	86,250
10.000% due 10/15/20	100,000	104,875
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	97,750
NOVA Chemicals Corp (Canada) 5.250% due 08/01/23 ~	67,000	67,377
Novelis Inc (Canada) 8.750% due 12/15/20	200,000	220,500
Olin Corp 5.500% due 08/15/22	100,000	100,000
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	70,000	79,100
Packaging Dynamics Corp 8.750% due 02/01/16 ~	100,000	104,000

	Principal Amount	Value
Pactiv LLC 7.950% due 12/15/25	$100,000	$91,500
Polymer Group Inc 7.750% due 02/01/19	100,000	107,375
PolyOne Corp
5.250% due 03/15/23 ~	91,000	86,450
7.375% due 09/15/20	10,000	11,038
PQ Corp 8.750% due 05/01/18 ~	100,000	107,000
Rentech Nitrogen Partners LP 6.500% due 04/15/21 ~	100,000	98,500
Resolute Forest Products Inc 5.875% due 05/15/23 ~	200,000	176,500
Rock Tenn Co 4.000% due 03/01/23	200,000	194,232
Rockwood Specialties Group Inc 4.625% due 10/15/20	98,000	98,980
Ryerson Inc 9.000% due 10/15/17	75,000	78,000
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	200,000	209,750
Sealed Air Corp
5.250% due 04/01/23 ~	100,000	95,250
8.125% due 09/15/19 ~	100,000	112,000
8.375% due 09/15/21 ~	100,000	113,750
Silgan Holdings Inc 5.000% due 04/01/20	100,000	98,000
Steel Dynamics Inc 7.625% due 03/15/20	150,000	162,937
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	93,500
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	150,000	170,250
Tekni-Plex Inc 9.750% due 06/01/19 ~	72,000	81,360
Texas Industries Inc 9.250% due 08/15/20	35,000	38,675
The Scotts Miracle-Gro Co 7.250% due 01/15/18	50,000	52,563
Thompson Creek Metals Co Inc (Canada)
7.375% due 06/01/18	100,000	88,750
9.750% due 12/01/17	100,000	108,875
TPC Group Inc 8.750% due 12/15/20 ~	100,000	102,750
Trinseo Materials Operating SCA (Luxembourg) 8.750% due 02/01/19 ~	121,000	120,697
Tronox Finance LLC 6.375% due 08/15/20	55,000	54,725
United States Steel Corp
7.000% due 02/01/18	100,000	106,500
7.500% due 03/15/22	200,000	206,000
US Coatings Acquisition Inc 7.375% due 05/01/21 ~	150,000	157,500
Verso Paper Holdings LLC
8.750% due 02/01/19	100,000	33,500
11.750% due 01/15/19	100,000	103,750
Vulcan Materials Co
6.400% due 11/30/17	100,000	109,500
7.500% due 06/15/21	80,000	89,600
Walter Energy Inc 9.875% due 12/15/20 ~	68,000	59,670

		11,829,242

Telecommunication Services - 8.2%

Altice Finco SA (Luxembourg) 9.875% due 12/15/20 ~	100,000	108,250
Avaya Inc
7.000% due 04/01/19 ~	50,000	47,000
10.500% due 03/01/21 ~	250,000	203,750

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
CenturyLink Inc
5.150% due 06/15/17	$100,000	$105,250
5.625% due 04/01/20	222,000	217,838
5.800% due 03/15/22	250,000	236,875
7.650% due 03/15/42	100,000	89,500
Cincinnati Bell Inc
8.375% due 10/15/20	100,000	106,500
8.750% due 03/15/18	100,000	106,125
Clearwire Communications LLC
12.000% due 12/01/15 ~	230,000	241,212
12.000% due 12/01/17 ~	250,000	292,500
Cricket Communications Inc 7.750% due 10/15/20	125,000	142,031
Crown Castle International Corp
5.250% due 01/15/23	100,000	92,500
7.125% due 11/01/19	100,000	107,750
Frontier Communications Corp
8.500% due 04/15/20	200,000	222,000
9.000% due 08/15/31	100,000	98,500
9.250% due 07/01/21	300,000	345,000
GCI Inc 6.750% due 06/01/21	100,000	95,000
Hughes Satellite Systems Corp
6.500% due 06/15/19	105,000	111,563
7.625% due 06/15/21	95,000	102,838
Inmarsat Finance PLC (United Kingdom) 7.375% due 12/01/17 ~	100,000	105,250
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23 ~	280,000	263,200
6.625% due 12/15/22 ~	150,000	149,625
7.250% due 04/01/19	150,000	161,250
7.500% due 04/01/21	200,000	217,000
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18 ~	100,000	104,250
7.750% due 06/01/21 ~	216,000	224,370
8.125% due 06/01/23 ~	100,000	105,875
Level 3 Communications Inc
8.875% due 06/01/19	100,000	107,500
11.875% due 02/01/19	100,000	115,500
Level 3 Financing Inc
8.125% due 07/01/19	100,000	107,750
8.625% due 07/15/20	200,000	219,500
MetroPCS Wireless Inc
6.250% due 04/01/21 ~	239,000	241,091
6.625% due 04/01/23 ~	143,000	143,894
7.875% due 09/01/18	100,000	108,500
PAETEC Holding Corp 9.875% due 12/01/18	50,000	55,875
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	143,250
Sable International Finance Ltd (Cayman)
7.750% due 02/15/17 ~	100,000	106,000
8.750% due 02/01/20 ~	100,000	110,500
SBA Telecommunications Inc 5.750% due 07/15/20	133,000	132,668
Softbank Corp (Japan) 4.500% due 04/15/20 ~	350,000	336,437
Sprint Capital Corp
6.875% due 11/15/28	150,000	134,625
6.900% due 05/01/19	150,000	154,875
8.750% due 03/15/32	200,000	204,250
Sprint Communications Inc
6.000% due 12/01/16	100,000	106,250
6.000% due 11/15/22	300,000	277,500
7.000% due 03/01/20 ~	200,000	216,000
7.000% due 08/15/20	250,000	255,625
9.000% due 11/15/18 ~	350,000	411,250
9.125% due 03/01/17	100,000	115,500
11.500% due 11/15/21	100,000	129,000
Sprint Corp 7.875% due 09/15/23 ~	250,000	255,625

	Principal Amount	Value
T-Mobile USA Inc 5.250% due 09/01/18 ~	$77,000	$78,636
Telesat Canada (Canada) 6.000% due 05/15/17 ~	133,000	138,819
tw telecom holdings Inc 5.375% due 10/01/22	100,000	95,750
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	50,000	54,500
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	200,000	213,000
Windstream Corp
7.500% due 04/01/23	100,000	99,250
7.750% due 10/01/21	100,000	103,750
7.875% due 11/01/17	100,000	112,000
8.125% due 09/01/18	200,000	216,000
Zayo Group LLC
8.125% due 01/01/20	23,000	25,271
10.125% due 07/01/20	100,000	115,250

		9,843,993

Utilities - 4.6%

AES Corp
4.875% due 05/15/23	102,000	95,880
7.375% due 07/01/21	100,000	110,500
8.000% due 10/15/17	269,000	310,695
Ameren Energy Generating Co 7.000% due 04/15/18	100,000	84,250
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	209,000
AmeriGas Partners LP 6.500% due 05/20/21	48,000	49,680
Atlantic Power Corp (Canada) 9.000% due 11/15/18	100,000	101,000
Calpine Corp
7.250% due 10/15/17 ~	225,000	234,562
7.500% due 02/15/21 ~	225,000	240,187
DPL Inc
6.500% due 10/15/16	100,000	106,500
7.250% due 10/15/21	100,000	102,750
Dynegy Inc 5.875% due 06/01/23 ~	100,000	91,500
EDP Finance BV (Netherlands) 4.900% due 10/01/19 ~	250,000	247,812
Energy Future Intermediate Holding Co LLC
6.875% due 08/15/17 ~	100,000	102,250
10.000% due 12/01/20 ~	150,000	158,250
10.000% due 12/01/20	146,000	154,578
11.250% PIK due 12/01/18 ~	158,983	105,724
12.250% due 03/01/22 ~	200,000	226,000
Ferrellgas LP 6.500% due 05/01/21	100,000	100,250
FirstEnergy Corp
2.750% due 03/15/18	100,000	97,377
4.250% due 03/15/23	100,000	91,664
7.375% due 11/15/31	150,000	151,889
GenOn Energy Inc
9.500% due 10/15/18	145,000	163,850
9.875% due 10/15/20	100,000	110,750
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	250,000	251,250
IPALCO Enterprises Inc 5.000% due 05/01/18	100,000	104,250
NRG Energy Inc
6.625% due 03/15/23	100,000	98,500
7.625% due 01/15/18	100,000	111,250
7.875% due 05/15/21	200,000	215,000
8.250% due 09/01/20	100,000	110,250
8.500% due 06/15/19	100,000	107,750
Puget Energy Inc
5.625% due 07/15/22	100,000	106,498
6.500% due 12/15/20	100,000	112,045

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
Suburban Propane Partners LP
7.375% due 08/01/21	$73,000	$78,475
7.500% due 10/01/18	47,000	50,525
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	500,000	13,750
11.500% due 10/01/20 ~	200,000	139,250
Wind Acquisition Finance SA (Luxembourg)
6.500% due 04/30/20 ~	200,000	206,000
7.250% due 02/15/18 ~	100,000	104,000
11.750% due 07/15/17 ~	190,000	202,113
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% PIK due 07/15/17 ~	134,612	133,602

		5,591,406

Total Corporate Bonds & Notes (Cost $117,371,758)		118,337,284

TOTAL INVESTMENTS - 98.1% (Cost $117,371,758)		118,337,284

OTHER ASSETS & LIABILITIES, NET - 1.9%		2,290,867

NET ASSETS - 100.0%		$120,628,151

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$118,337,284	$-	$118,238,084	$99,200

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.8%

Consumer Discretionary - 18.9%

Aaron’s Inc	294	$8,144
Abercrombie & Fitch Co ‘A’	235	8,312
Advance Auto Parts Inc	2,000	165,360
Allison Transmission Holdings Inc	121	3,031
Amazon.com Inc *	10,079	3,151,099
AMC Networks Inc ‘A’ *	1,647	112,787
American Eagle Outfitters Inc	3,403	47,608
Ascena Retail Group Inc *	471	9,387
AutoNation Inc *	1,394	72,725
AutoZone Inc *	972	410,894
Bally Technologies Inc *	1,059	76,312
Bed Bath & Beyond Inc *	5,993	463,618
Best Buy Co Inc	2,011	75,412
Big Lots Inc *	396	14,688
BorgWarner Inc	3,168	321,204
Brinker International Inc	1,814	73,521
Burger King Worldwide Inc	2,782	54,305
Cabela’s Inc *	1,304	82,191
Cablevision Systems Corp ‘A’	5,343	89,976
CarMax Inc *	6,157	298,430
Carter’s Inc	1,625	123,321
CBS Corp ‘B’	15,408	849,905
Charter Communications Inc ‘A’ *	1,815	244,589
Chico’s FAS Inc	4,164	69,372
Chipotle Mexican Grill Inc *	847	363,109
Choice Hotels International Inc	50	2,160
Cinemark Holdings Inc	3,162	100,362
Clear Channel Outdoor Holdings Inc ‘A’ *	1,087	8,913
Coach Inc	7,704	420,099
Comcast Corp ‘A’	66,466	3,000,940
Darden Restaurants Inc	2,324	107,578
Deckers Outdoor Corp *	423	27,884
Delphi Automotive PLC (United Kingdom)	8,571	500,718
Dick’s Sporting Goods Inc	2,709	144,606
Dillard’s Inc ‘A’	490	38,367
DIRECTV *	14,313	855,202
Discovery Communications Inc ‘A’ *	6,709	566,374
DISH Network Corp ‘A’	5,717	257,322
Dollar General Corp *	8,971	506,503
Dollar Tree Inc *	6,137	350,791
Domino’s Pizza Inc	1,543	104,847
DSW Inc ‘A’	889	75,849
Dunkin’ Brands Group Inc	2,923	132,295
Expedia Inc	2,922	151,330
Family Dollar Stores Inc	2,640	190,133
Foot Locker Inc	510	17,309
Ford Motor Co	37,146	626,653
Fossil Group Inc *	1,410	163,898
Gentex Corp	2,289	58,576
Genuine Parts Co	4,015	324,773
GNC Holdings Inc ‘A’	2,696	147,282
Groupon Inc *	11,512	129,050
H&R Block Inc	7,466	199,044
Hanesbrands Inc	2,702	168,362
Harley-Davidson Inc	6,145	394,755
Hasbro Inc	2,678	126,241
HomeAway Inc *	1,577	44,156
International Game Technology	7,140	135,160
Jarden Corp *	3,483	168,577
L Brands Inc	6,580	402,038
Lamar Advertising Co ‘A’ *	2,161	101,632
Las Vegas Sands Corp	10,716	711,757
Lear Corp	299	21,399
Liberty Global PLC ‘A’ * (United Kingdom)	9,125	724,069
Liberty Interactive Corp ‘A’ *	1,183	27,765

	Shares	Value
Liberty Ventures ‘A’ *	1,009	$88,964
Lions Gate Entertainment Corp * (Canada)	2,215	77,636
LKQ Corp *	8,187	260,838
Lowe’s Cos Inc	29,841	1,420,730
Macy’s Inc	8,153	352,780
Marriott International Inc ‘A’	5,638	237,134
Mattel Inc	9,469	396,372
McDonald’s Corp	27,484	2,644,236
Michael Kors Holdings Ltd * (United Kingdom)	5,524	411,648
Morningstar Inc	557	44,148
Netflix Inc *	1,377	425,782
Newell Rubbermaid Inc	4,580	125,950
News Corp ‘A’ *	10,040	161,242
Nike Inc ‘B’	19,418	1,410,524
Nordstrom Inc	3,976	223,451
Norwegian Cruise Line Holdings Ltd * (Bermuda)	716	22,089
NVR Inc *	114	104,788
O’Reilly Automotive Inc *	3,029	386,470
Omnicom Group Inc	7,089	449,726
Panera Bread Co ‘A’ *	771	122,227
PetSmart Inc	2,833	216,045
Polaris Industries Inc	1,776	229,424
priceline.com Inc *	1,414	1,429,483
PulteGroup Inc	10,625	175,312
PVH Corp	1,969	233,701
Ralph Lauren Corp	1,645	270,981
Regal Entertainment Group ‘A’	463	8,788
Ross Stores Inc	6,026	438,693
Sally Beauty Holdings Inc *	4,655	121,775
Scripps Networks Interactive Inc ‘A’	3,007	234,877
SeaWorld Entertainment Inc	836	24,771
Service Corp International	4,533	84,404
Signet Jewelers Ltd (NYSE) (Bermuda)	181	12,969
Sirius XM Radio Inc	39,918	154,483
Six Flags Entertainment Corp	1,812	61,227
Starbucks Corp	20,525	1,579,809
Starwood Hotels & Resorts Worldwide Inc	2,267	150,642
Starz ‘A’ *	2,822	79,383
Target Corp	13,792	882,412
Taylor Morrison Home Corp ‘A’ *	799	18,097
Tempur Sealy International Inc *	1,655	72,754
Tesla Motors Inc *	2,292	443,319
The Gap Inc	7,654	308,303
The Goodyear Tire & Rubber Co *	6,737	151,246
The Home Depot Inc	40,046	3,037,489
The Interpublic Group of Cos Inc	5,345	91,827
The Madison Square Garden Co ‘A’ *	1,677	97,383
The TJX Cos Inc	19,732	1,112,687
The Walt Disney Co	10,961	706,875
Thor Industries Inc	1,211	70,286
Tiffany & Co	3,063	234,687
Time Warner Cable Inc	7,977	890,233
Tractor Supply Co	3,826	256,992
TripAdvisor Inc *	3,073	233,056
Tupperware Brands Corp	1,450	125,236
Twenty-First Century Fox Inc ‘A’	40,152	1,345,092
Ulta Salon Cosmetics & Fragrance Inc *	1,746	208,577
Under Armour Inc ‘A’ *	2,296	182,417
Urban Outfitters Inc *	2,951	108,508
VF Corp	2,400	477,720
Viacom Inc ‘B’	13,294	1,111,113
Visteon Corp *	1,365	103,249
Weight Watchers International Inc	422	15,770
Whirlpool Corp	158	23,138
Williams-Sonoma Inc	2,679	150,560
Wyndham Worldwide Corp	3,725	227,113
Wynn Resorts Ltd	2,210	349,202
Yum! Brands Inc	12,332	880,381

		48,213,293

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Consumer Staples - 11.6%

Altria Group Inc	55,066	$1,891,517
Archer-Daniels-Midland Co	1,396	51,429
Avon Products Inc	11,874	244,604
Brown-Forman Corp ‘B’	4,147	282,535
Campbell Soup Co	3,170	129,051
Church & Dwight Co Inc	3,789	227,529
Coca-Cola Enterprises Inc	7,513	302,098
Colgate-Palmolive Co	25,570	1,516,301
ConAgra Foods Inc	10,570	320,694
Constellation Brands Inc ‘A’ *	3,968	227,763
Costco Wholesale Corp	11,963	1,377,181
Coty Inc ‘A’ *	1,038	16,826
CVS Caremark Corp	3,860	219,055
Dr Pepper Snapple Group Inc	5,594	250,723
Flowers Foods Inc	4,689	100,532
General Mills Inc	17,673	846,890
Green Mountain Coffee Roasters Inc *	4,090	308,100
Herbalife Ltd (Cayman)	2,337	163,052
Hillshire Brands Co	3,375	103,748
Hormel Foods Corp	3,677	154,875
Ingredion Inc	274	18,131
Kellogg Co	6,567	385,680
Kimberly-Clark Corp	8,815	830,549
Kraft Foods Group Inc	16,297	854,615
Lorillard Inc	10,356	463,742
McCormick & Co Inc	3,616	233,955
Mead Johnson Nutrition Co	5,551	412,217
Monster Beverage Corp *	3,679	192,228
Nu Skin Enterprises Inc ‘A’	1,602	153,375
PepsiCo Inc	42,393	3,370,244
Philip Morris International Inc	44,836	3,882,349
Pinnacle Foods Inc	494	13,076
Reynolds American Inc	6,541	319,070
Safeway Inc	482	15,419
Sprouts Farmers Market Inc *	393	17,445
Sysco Corp	5,630	179,203
The Clorox Co	3,018	246,631
The Coca-Cola Co	104,854	3,971,870
The Estee Lauder Cos Inc ‘A’	6,350	443,865
The Fresh Market Inc *	1,130	53,460
The Hershey Co	4,112	380,360
The J.M. Smucker Co	381	40,020
The Kroger Co	14,258	575,168
Wal-Mart Stores Inc	29,269	2,164,735
Walgreen Co	19,559	1,052,274
WhiteWave Foods Co ‘A’ *	3,801	75,906
Whole Foods Market Inc	10,168	594,828

		29,674,918

Energy - 4.6%

Anadarko Petroleum Corp	756	70,300
Atwood Oceanics Inc *	308	16,952
Baker Hughes Inc	756	37,120
Cabot Oil & Gas Corp	11,556	431,270
Cameron International Corp *	4,284	250,057
Cheniere Energy Inc *	6,616	225,870
Cobalt International Energy Inc *	6,923	172,106
Concho Resources Inc *	2,871	312,394
Continental Resources Inc *	1,171	125,601
CVR Energy Inc	444	17,103
Dresser-Rand Group Inc *	2,088	130,291
Dril-Quip Inc *	1,113	127,717
EOG Resources Inc	6,982	1,181,913
EQT Corp	3,774	334,829
FMC Technologies Inc *	6,503	360,396
Frank’s International NV * (Netherlands)	422	12,630
Gulfport Energy Corp *	1,729	111,244
Halliburton Co	25,551	1,230,281

	Shares	Value
Kinder Morgan Inc	16,632	$591,600
Kosmos Energy Ltd * (Bermuda)	2,775	28,527
Laredo Petroleum Holdings Inc *	976	28,968
Noble Energy Inc	1,249	83,696
Oasis Petroleum Inc *	2,566	126,068
Oceaneering International Inc	2,966	240,958
Pioneer Natural Resources Co	2,763	521,654
QEP Resources Inc	465	12,876
Range Resources Corp	4,471	339,304
RPC Inc	1,429	22,107
Schlumberger Ltd (Netherlands)	36,446	3,220,369
Seadrill Ltd (NYSE) (Bermuda)	9,689	436,780
SM Energy Co	1,817	140,254
Southwestern Energy Co *	9,637	350,594
The Williams Cos Inc	10,275	373,599
Whiting Petroleum Corp *	242	14,484
World Fuel Services Corp	401	14,961

		11,694,873

Financials - 5.0%

Affiliated Managers Group Inc *	1,446	264,097
Allied World Assurance Co Holdings AG (Switzerland)	316	31,407
American Express Co	25,975	1,961,632
American Financial Group Inc	271	14,650
American Homes 4 Rent ‘A’ REIT *	268	4,328
American Tower Corp REIT	10,842	803,717
Ameriprise Financial Inc	1,763	160,574
Aon PLC (United Kingdom)	6,534	486,391
Apartment Investment & Management Co ‘A’ REIT	2,197	61,384
Arch Capital Group Ltd * (Bermuda)	215	11,638
Arthur J. Gallagher & Co	3,475	151,684
Artisan Partners Asset Management Inc	136	7,121
AXIS Capital Holdings Ltd (Bermuda)	823	35,644
BlackRock Inc	1,264	342,064
Boston Properties Inc REIT	389	41,584
Brown & Brown Inc	1,506	48,343
CBL & Associates Properties Inc REIT	1,458	27,848
CBOE Holdings Inc	2,393	108,235
CBRE Group Inc ‘A’ *	7,650	176,945
Corrections Corp of America REIT	2,000	69,100
Digital Realty Trust Inc REIT	2,767	146,928
Eaton Vance Corp	3,291	127,790
Endurance Specialty Holdings Ltd (Bermuda)	416	22,348
Equity Lifestyle Properties Inc REIT	1,652	56,449
Erie Indemnity Co ‘A’	688	49,859
Extra Space Storage Inc REIT	228	10,431
Federal Realty Investment Trust REIT	1,175	119,204
Federated Investors Inc ‘B’	1,889	51,305
Franklin Resources Inc	11,262	569,294
IntercontinentalExchange Inc *	1,995	361,933
Lazard Ltd ‘A’ (Bermuda)	3,513	126,538
Leucadia National Corp	1,098	29,910
Loews Corp	674	31,503
LPL Financial Holdings Inc	1,233	47,236
Marsh & McLennan Cos Inc	10,096	439,681
McGraw Hill Financial Inc	3,547	232,648
Moody’s Corp	5,331	374,929
MSCI Inc *	1,415	56,968
Nationstar Mortgage Holdings Inc *	595	33,457
Ocwen Financial Corp *	2,842	158,498
Omega Healthcare Investors Inc REIT	3,185	95,136
Plum Creek Timber Co Inc REIT	4,465	209,096
Prudential Financial Inc	4,885	380,932
Public Storage REIT	3,658	587,292
Rayonier Inc REIT	3,455	192,271
Realogy Holdings Corp *	2,938	126,393
Regency Centers Corp REIT	1,061	51,299

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
SEI Investments Co	3,739	$115,572
Senior Housing Properties Trust REIT	352	8,216
Signature Bank *	118	10,799
Simon Property Group Inc REIT	6,349	941,112
Spirit Realty Capital Inc REIT	1,961	18,002
T. Rowe Price Group Inc	7,110	511,422
Tanger Factory Outlet Centers Inc REIT	2,589	84,531
Taubman Centers Inc REIT	324	21,808
The Charles Schwab Corp	4,095	86,568
The Chubb Corp	1,016	90,688
The Hanover Insurance Group Inc	361	19,971
The Progressive Corp	13,295	362,023
The St. Joe Co *	145	2,845
The Travelers Cos Inc	2,786	236,169
Validus Holdings Ltd (Bermuda)	230	8,505
Ventas Inc REIT	3,625	222,938
Vornado Realty Trust REIT	994	83,556
Waddell & Reed Financial Inc ‘A’	2,356	121,287
Weyerhaeuser Co REIT	15,956	456,820

		12,900,546

Health Care - 11.6%

AbbVie Inc ‡	43,417	1,942,042
Actavis Inc *	3,655	526,320
Aetna Inc	2,759	176,631
Agilent Technologies Inc	1,131	57,964
Alexion Pharmaceuticals Inc *	5,350	621,456
Alkermes PLC * (Ireland)	3,466	116,527
Allergan Inc	8,126	734,997
AmerisourceBergen Corp	6,331	386,824
Amgen Inc	20,560	2,301,486
ARIAD Pharmaceuticals Inc *	5,065	93,196
Baxter International Inc	14,857	975,956
Becton Dickinson & Co	5,325	532,606
Biogen Idec Inc *	6,507	1,566,625
BioMarin Pharmaceutical Inc *	3,811	275,230
Bristol-Myers Squibb Co	38,770	1,794,276
Brookdale Senior Living Inc *	2,726	71,694
Bruker Corp *	3,042	62,817
C.R. Bard Inc	2,207	254,246
Catamaran Corp (NASDAQ) * (Canada)	5,645	259,388
Celgene Corp *	11,435	1,760,190
Cerner Corp *	8,130	427,231
Charles River Laboratories International Inc *	613	28,357
Cigna Corp	452	34,741
Community Health Systems Inc	189	7,844
Covance Inc *	1,532	132,457
Cubist Pharmaceuticals Inc *	1,788	113,627
DaVita HealthCare Partners Inc *	5,050	287,345
DENTSPLY International Inc	1,074	46,622
Edwards Lifesciences Corp *	3,097	215,644
Eli Lilly & Co	5,952	299,564
Endo Health Solutions Inc *	3,078	139,864
Envision Healthcare Holdings Inc *	855	22,256
Express Scripts Holding Co *	19,588	1,210,147
Gilead Sciences Inc *	41,816	2,627,717
HCA Holdings Inc	553	23,641
Health Management Associates Inc ‘A’ *	7,111	91,021
Henry Schein Inc *	2,389	247,739
Hologic Inc *	2,131	44,005
IDEXX Laboratories Inc *	1,483	147,781
Illumina Inc *	3,410	275,630
Incyte Corp Ltd *	2,847	108,613
Intuitive Surgical Inc *	1,101	414,273
Jazz Pharmaceuticals PLC * (Ireland)	1,422	130,781
Johnson & Johnson	9,934	861,178
Laboratory Corp of America Holdings *	2,547	252,510
Life Technologies Corp *	3,071	229,803
McKesson Corp	6,212	797,000

	Shares	Value
Medivation Inc *	2,056	$123,237
MEDNAX Inc *	892	89,557
Mettler-Toledo International Inc *	828	198,795
Mylan Inc *	10,448	398,800
Myriad Genetics Inc *	2,185	51,348
Onyx Pharmaceuticals Inc *	1,994	248,592
Patterson Cos Inc	2,146	86,269
Perrigo Co	2,578	318,074
Pharmacyclics Inc *	1,603	221,887
Quest Diagnostics Inc	302	18,661
Quintiles Transnational Holdings Inc *	314	14,092
Regeneron Pharmaceuticals Inc *	2,196	687,063
ResMed Inc	3,906	206,315
Salix Pharmaceuticals Ltd *	1,681	112,425
Seattle Genetics Inc *	2,753	120,664
Sirona Dental Systems Inc *	1,506	100,797
St. Jude Medical Inc	4,941	265,035
Stryker Corp	5,296	357,957
Techne Corp	467	37,388
Tenet Healthcare Corp *	2,838	116,897
The Cooper Cos Inc	982	127,356
Theravance Inc *	2,002	81,862
United Therapeutics Corp *	1,276	100,613
Universal Health Services Inc ‘B’	1,674	125,533
Varian Medical Systems Inc *	2,973	222,172
Vertex Pharmaceuticals Inc *	6,380	483,732
Warner Chilcott PLC ‘A’ (Ireland)	6,419	146,674
Waters Corp *	2,349	249,487
Zimmer Holdings Inc	266	21,849
Zoetis Inc	13,707	426,562

		29,487,555

Industrials - 11.6%

3M Co	16,007	1,911,396
A.O. Smith Corp	902	40,770
AECOM Technology Corp *	254	7,943
Alaska Air Group Inc	1,780	111,464
AMERCO	115	21,175
AMETEK Inc	6,677	307,276
Armstrong World Industries Inc *	690	37,922
Avis Budget Group Inc *	2,955	85,193
B/E Aerospace Inc *	2,534	187,060
C.H. Robinson Worldwide Inc	4,402	262,183
Carlisle Cos Inc	83	5,834
Caterpillar Inc	3,264	272,120
Chicago Bridge & Iron Co NV (Netherlands)	2,758	186,910
Cintas Corp	786	40,243
Clean Harbors Inc *	1,660	97,376
Colfax Corp *	2,348	132,639
Con-way Inc	580	24,992
Copa Holdings SA ‘A’ (Panama)	912	126,467
Copart Inc *	3,063	97,373
Crane Co	1,228	75,731
CSX Corp	13,981	359,871
Cummins Inc	4,265	566,691
Danaher Corp	3,332	230,974
Deere & Co	10,638	865,827
Delta Air Lines Inc	10,754	253,687
Donaldson Co Inc	3,711	141,500
Dover Corp	3,462	310,991
Emerson Electric Co	14,741	953,743
Equifax Inc	3,305	197,804
Expeditors International of Washington Inc	5,665	249,600
Fastenal Co	8,133	408,683
Flowserve Corp	3,920	244,569
Fluor Corp	2,675	189,818
Fortune Brands Home & Security Inc	3,977	165,563
Genesee & Wyoming Inc ‘A’ *	531	49,367
Graco Inc	1,680	124,421
Harsco Corp	143	3,561

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
HD Supply Holdings Inc *	1,062	$23,332
Hertz Global Holdings Inc *	9,495	210,409
Hexcel Corp *	2,749	106,661
Honeywell International Inc	21,569	1,791,090
Hubbell Inc ‘B’	1,180	123,593
Huntington Ingalls Industries Inc	1,375	92,675
IDEX Corp	2,101	137,090
IHS Inc ‘A’ *	1,802	205,752
Illinois Tool Works Inc	3,852	293,792
Ingersoll-Rand PLC (Ireland)	5,834	378,860
Iron Mountain Inc	4,204	113,592
ITT Corp	2,465	88,617
JB Hunt Transport Services Inc	2,507	182,835
Kansas City Southern	3,021	330,377
KAR Auction Services Inc	809	22,822
Kirby Corp *	920	79,626
Landstar System Inc	1,277	71,486
Lennox International Inc	1,382	104,009
Lincoln Electric Holdings Inc	2,278	151,760
Lockheed Martin Corp	7,117	907,773
Masco Corp	9,784	208,204
MRC Global Inc *	986	26,425
MSC Industrial Direct Co Inc ‘A’	1,296	105,430
Navistar International Corp *	189	6,895
Nielsen Holdings NV (Netherlands)	889	32,404
Nordson Corp	1,761	129,662
Norfolk Southern Corp	1,564	120,975
Old Dominion Freight Line Inc *	1,946	89,497
PACCAR Inc	1,251	69,631
Pall Corp	3,051	235,049
Pitney Bowes Inc	2,383	43,347
Precision Castparts Corp	4,012	911,687
Quanta Services Inc *	1,200	33,012
Robert Half International Inc	3,826	149,329
Rockwell Automation Inc	3,829	409,473
Rockwell Collins Inc	3,314	224,888
Rollins Inc	1,765	46,790
Roper Industries Inc	2,715	360,742
RR Donnelley & Sons Co	2,662	42,060
Snap-on Inc	191	19,004
SolarCity Corp *	602	20,829
Southwest Airlines Co	2,182	31,770
Spirit AeroSystems Holdings Inc ‘A’ *	398	9,648
Stanley Black & Decker Inc	391	35,413
Stericycle Inc *	2,366	273,036
The Babcock & Wilcox Co	2,123	71,588
The Boeing Co	20,799	2,443,882
The Dun & Bradstreet Corp	1,014	105,304
The Manitowoc Co Inc	3,661	71,682
The Toro Co	1,587	86,253
TransDigm Group Inc	1,437	199,312
Triumph Group Inc	293	20,574
Union Pacific Corp	12,796	1,987,731
United Continental Holdings Inc *	9,753	299,515
United Parcel Service Inc ‘B’	19,858	1,814,425
United Rentals Inc *	2,584	150,621
United Technologies Corp	23,614	2,546,061
Valmont Industries Inc	734	101,960
Verisk Analytics Inc ‘A’ *	4,150	269,584
W.W. Grainger Inc	1,617	423,185
WABCO Holdings Inc *	1,601	134,900
Wabtec Corp	2,638	165,851
Waste Connections Inc	3,195	145,085
Waste Management Inc	1,008	41,570
Xylem Inc	290	8,100

		29,487,271

Information Technology - 25.1%

3D Systems Corp *	2,758	148,904
Accenture PLC ‘A’ (Ireland)	17,618	1,297,390
Adobe Systems Inc *	5,367	278,762

	Shares	Value
Advanced Micro Devices Inc *	16,619	$63,152
Akamai Technologies Inc *	4,872	251,882
Alliance Data Systems Corp *	1,349	285,273
Altera Corp	3,029	112,558
Amphenol Corp ‘A’	4,382	339,079
Analog Devices Inc	3,650	171,733
ANSYS Inc *	2,556	221,145
Apple Inc	19,479	9,286,613
Applied Materials Inc	21,775	381,934
Atmel Corp *	11,754	87,450
Autodesk Inc *	4,885	201,115
Automatic Data Processing Inc	13,302	962,799
Avago Technologies Ltd (Singapore)	6,180	266,482
Booz Allen Hamilton Holding Corp	743	14,355
Broadcom Corp ‘A’	6,841	177,934
Broadridge Financial Solutions Inc	3,324	105,537
Cadence Design Systems Inc *	7,760	104,760
CDW Corp *	261	5,959
Citrix Systems Inc *	5,130	362,229
Cognizant Technology Solutions Corp ‘A’ *	8,269	679,050
Concur Technologies Inc *	1,280	141,440
Cree Inc *	3,233	194,594
Dolby Laboratories Inc ‘A’	521	17,980
DST Systems Inc	770	58,066
eBay Inc *	35,578	1,984,897
Electronic Arts Inc *	6,373	162,830
EMC Corp	28,797	736,051
Equinix Inc *	1,353	248,478
F5 Networks Inc *	2,161	185,327
Facebook Inc ‘A’ *	46,706	2,346,509
FactSet Research Systems Inc	1,206	131,575
Fidelity National Information Services Inc	790	36,688
Fiserv Inc *	3,651	368,934
FleetCor Technologies Inc *	1,862	205,118
FLIR Systems Inc	2,712	85,157
Fortinet Inc *	3,720	75,367
Freescale Semiconductor Ltd * (Bermuda)	650	10,823
Gartner Inc *	2,571	154,260
Genpact Ltd * (Bermuda)	4,609	87,018
Global Payments Inc	2,090	106,757
Google Inc ‘A’ *	7,393	6,475,603
Harris Corp	528	31,310
IAC/InterActiveCorp	2,048	111,964
Informatica Corp *	2,964	115,507
Intel Corp	8,859	203,048
International Business Machines Corp	28,538	5,284,667
Intuit Inc	8,140	539,763
IPG Photonics Corp	889	50,060
Jack Henry & Associates Inc	2,361	121,851
JDS Uniphase Corp *	4,886	71,873
Juniper Networks Inc *	2,599	51,616
Lam Research Corp *	1,058	54,159
Lender Processing Services Inc	2,012	66,939
Linear Technology Corp	6,395	253,626
LinkedIn Corp ‘A’ *	2,652	652,551
LSI Corp	1,635	12,786
MasterCard Inc ‘A’	3,204	2,155,587
Maxim Integrated Products Inc	7,980	237,804
Microchip Technology Inc	5,405	217,767
MICROS Systems Inc *	301	15,032
Microsoft Corp	228,936	7,625,858
Motorola Solutions Inc	6,279	372,847
National Instruments Corp	2,640	81,655
NCR Corp *	4,508	178,562
NetApp Inc	9,318	397,133
NetSuite Inc *	961	103,730
NeuStar Inc ‘A’ *	1,669	82,582
ON Semiconductor Corp *	11,743	85,724
Oracle Corp	97,331	3,228,469
Palo Alto Networks Inc *	901	41,284

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Pandora Media Inc *	3,886	$97,655
Paychex Inc	8,027	326,217
QUALCOMM Inc	47,367	3,190,641
Rackspace Hosting Inc *	3,097	163,398
Red Hat Inc *	5,198	239,836
Riverbed Technology Inc *	4,235	61,789
Rovi Corp *	310	5,943
salesforce.com inc *	16,173	839,540
SanDisk Corp	3,029	180,256
ServiceNow Inc *	2,165	112,472
Silicon Laboratories Inc *	989	42,240
Skyworks Solutions Inc *	4,357	108,228
SolarWinds Inc *	1,796	62,968
Solera Holdings Inc	1,889	99,871
Splunk Inc *	2,814	168,953
Stratasys Ltd * (Israel)	472	47,795
Symantec Corp	13,904	344,124
Tableau Software Inc ‘A’ *	242	17,240
Teradata Corp *	4,480	248,371
Texas Instruments Inc	30,407	1,224,490
The Western Union Co	15,274	285,013
TIBCO Software Inc *	4,500	115,155
Total System Services Inc	3,476	102,264
Trimble Navigation Ltd *	7,013	208,356
Vantiv Inc ‘A’ *	2,398	67,000
VeriSign Inc *	3,910	198,980
Visa Inc ‘A’	14,323	2,737,125
VMware Inc ‘A’ *	2,345	189,711
Workday Inc ‘A’ *	1,016	82,225
Xilinx Inc	7,234	338,985
Zebra Technologies Corp ‘A’ *	116	5,281

		63,977,443

Materials - 4.3%

Airgas Inc	1,796	190,466
Albemarle Corp	919	57,842
Aptargroup Inc	1,282	77,087
Avery Dennison Corp	856	37,253
Ball Corp	4,079	183,065
Bemis Co Inc	1,258	49,075
Celanese Corp ‘A’	4,377	231,062
Compass Minerals International Inc	913	69,634
Crown Holdings Inc *	3,364	142,230
E.I. du Pont de Nemours & Co	25,234	1,477,703
Eagle Materials Inc	1,358	98,523
Eastman Chemical Co	4,245	330,685
Ecolab Inc	7,189	709,986
FMC Corp	3,732	267,659
Greif Inc ‘A’	161	7,894
International Flavors & Fragrances Inc	2,234	183,858
International Paper Co	10,488	469,862
LyondellBasell Industries NV ‘A’ (Netherlands)	11,129	814,977
Martin Marietta Materials Inc	1,263	123,989
Monsanto Co	14,635	1,527,455
NewMarket Corp	260	74,857
Owens-Illinois Inc *	2,653	79,643
Packaging Corp of America	2,689	153,515
PPG Industries Inc	3,559	594,567
Praxair Inc	8,108	974,663
Rock Tenn Co ‘A’	1,420	143,803
Rockwood Holdings Inc	1,546	103,427
Royal Gold Inc	458	22,286
RPM International Inc	3,401	123,116
Sealed Air Corp	5,370	146,010
Sigma-Aldrich Corp	3,114	265,624
Silgan Holdings Inc	1,213	57,011
Southern Copper Corp	4,328	117,895
Tahoe Resources Inc (NYSE) * (Canada)	279	5,000
The Dow Chemical Co	4,345	166,848

	Shares	Value
The Scotts Miracle-Gro Co ‘A’	1,184	$65,155
The Sherwin-Williams Co	2,428	442,333
The Valspar Corp	2,443	154,959
Westlake Chemical Corp	491	51,388
WR Grace & Co *	1,814	158,544

		10,950,949

Telecommunication Services - 1.9%

Crown Castle International Corp *	8,054	588,184
Intelsat SA * (Luxembourg)	35	840
Level 3 Communications Inc *	1,492	39,822
SBA Communications Corp ‘A’ *	3,498	281,449
Sprint Corp *	3,307	20,536
tw telecom Inc *	4,122	123,104
Verizon Communications Inc	78,431	3,659,590
Windstream Holdings Inc	15,360	122,880

		4,836,405

Utilities - 0.2%

Aqua America Inc	4,226	104,515
Calpine Corp *	1,264	24,559
ITC Holdings Corp	1,435	134,689
ONEOK Inc	5,312	283,236
Questar Corp	579	13,022

		560,021

Total Common Stocks (Cost $190,483,955)		241,783,274

EXCHANGE-TRADED FUND - 0.1%

iShares Russell 1000 Growth Index Fund	2,389	186,820

Total Exchange-Traded Fund (Cost $160,689)		186,820

	Principal Amount

SHORT-TERM INVESTMENT - 4.9%

Repurchase Agreement - 4.9%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $12,475,034; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $12,726,813)	$12,475,034	12,475,034

Total Short-Term Investment (Cost $12,475,034)		12,475,034

TOTAL INVESTMENTS - 99.8% (Cost $203,119,678)		254,445,128

OTHER ASSETS & LIABILITIES, NET - 0.2%		427,785

NET ASSETS - 100.0%		$254,872,913

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2013, an investment with a value of $934,857 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(c)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini (12/13)	GSC	47	$2,990,575	$25,885
S&P 500 E-Mini (12/13)	GSC	113	9,487,998	(28,203)

Total Futures Contracts				($2,318)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$241,783,274	$241,783,274	$-	$-
	Exchange-Traded Fund	186,820	186,820	-	-
	Short-Term Investment	12,475,034	-	12,475,034	-
	Derivatives:
	Equity Contracts
	Futures	25,885	25,885	-	-

	Total Assets	254,471,013	241,995,979	12,475,034	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(28,203)	(28,203)	-	-

	Total Liabilities	(28,203)	(28,203)	-	-

	Total	$254,442,810	$241,967,776	$12,475,034	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%

Consumer Discretionary - 6.2%

Aaron’s Inc	2,187	$60,580
Abercrombie & Fitch Co ‘A’	2,349	83,084
Allison Transmission Holdings Inc	1,006	25,200
American Eagle Outfitters Inc	2,334	32,653
Apollo Group Inc ‘A’ *	3,312	68,923
Ascena Retail Group Inc *	3,713	74,000
Best Buy Co Inc	6,794	254,775
Big Lots Inc *	1,455	53,966
Carnival Corp (Panama)	14,175	462,672
CBS Corp ‘B’	1,751	96,585
Chico’s FAS Inc	359	5,981
Choice Hotels International Inc	892	38,525
Comcast Corp ‘A’	6,768	305,575
CST Brands Inc	2,050	61,090
D.R. Horton Inc	9,573	186,003
Darden Restaurants Inc	1,531	70,870
Deckers Outdoor Corp *	658	43,375
DeVry Inc	2,137	65,307
Dillard’s Inc ‘A’	301	23,568
DreamWorks Animation SKG Inc ‘A’ *	2,507	71,349
DSW Inc ‘A’	109	9,300
Foot Locker Inc	4,496	152,594
Ford Motor Co	85,003	1,434,001
GameStop Corp ‘A’	4,035	200,338
Gannett Co Inc	7,769	208,132
Garmin Ltd (Switzerland)	4,163	188,126
General Motors Co *	28,254	1,016,296
Gentex Corp	2,074	53,074
Genuine Parts Co	290	23,458
Guess? Inc	2,017	60,207
Harman International Industries Inc	2,307	152,793
Hasbro Inc	582	27,435
Hyatt Hotels Corp ‘A’ *	1,520	65,299
J.C. Penney Co Inc *	5,810	51,244
John Wiley & Sons Inc ‘A’	1,546	73,729
Johnson Controls Inc	23,242	964,543
Kohl’s Corp	7,534	389,884
Lear Corp	2,428	173,772
Leggett & Platt Inc	4,851	146,258
Lennar Corp ‘A’	5,612	198,665
Liberty Global PLC ‘A’ * (United Kingdom)	1,995	158,303
Liberty Interactive Corp ‘A’ *	16,519	387,701
Liberty Media Corp ‘A’ *	3,425	503,989
Macy’s Inc	2,931	126,824
Marriott International Inc ‘A’	927	38,990
MGM Resorts International *	12,617	257,891
Mohawk Industries Inc *	2,058	268,055
Murphy USA Inc *	1,622	65,513
Newell Rubbermaid Inc	4,125	113,438
News Corp ‘A’ *	4,439	71,290
Norwegian Cruise Line Holdings Ltd * (Bermuda)	58	1,789
NVR Inc *	27	24,818
Penn National Gaming Inc *	2,307	127,716
PVH Corp	314	37,269
Regal Entertainment Group ‘A’	2,179	41,357
Royal Caribbean Cruises Ltd (Liberia)	5,544	212,224
Sears Holdings Corp *	1,472	87,790
Service Corp International	1,578	29,382
Signet Jewelers Ltd (NYSE) (Bermuda)	2,507	179,627
Sirius XM Radio Inc	55,280	213,934
Staples Inc	22,531	330,079
Starwood Hotels & Resorts Worldwide Inc	3,797	252,311
Starz ‘A’ *	453	12,743
Target Corp	4,704	300,962
Taylor Morrison Home Corp ‘A’ *	134	3,035

	Shares	Value
The Interpublic Group of Cos Inc	7,927	$136,186
The Walt Disney Co	47,537	3,065,661
The Washington Post Co ‘B’	148	90,480
The Wendy’s Co	9,618	81,561
Thomson Reuters Corp (NYSE) (Canada)	12,669	443,542
Time Warner Inc	31,627	2,081,373
Toll Brothers Inc *	5,742	186,213
TRW Automotive Holdings Corp *	3,653	260,495
Twenty-First Century Fox Inc ‘A’	17,735	594,122
Weight Watchers International Inc	419	15,658
Whirlpool Corp	2,499	365,954

		18,841,504

Consumer Staples - 5.5%

Archer-Daniels-Midland Co	20,662	761,188
Beam Inc	5,460	352,989
Bunge Ltd (Bermuda)	4,992	378,943
Campbell Soup Co	2,032	82,723
ConAgra Foods Inc	1,064	32,282
Constellation Brands Inc ‘A’ *	310	17,794
Coty Inc ‘A’ *	653	10,585
CVS Caremark Corp	36,764	2,086,357
Dean Foods Co *	3,170	61,181
Energizer Holdings Inc	2,113	192,600
Ingredion Inc	2,309	152,787
Kellogg Co	689	40,465
Kimberly-Clark Corp	2,141	201,725
Molson Coors Brewing Co ‘B’	4,742	237,716
Mondelez International Inc ‘A’	60,543	1,902,261
Pinnacle Foods Inc	485	12,838
Reynolds American Inc	2,600	126,828
Safeway Inc	7,542	241,269
Sprouts Farmers Market Inc *	204	9,056
Sysco Corp	13,171	419,233
The Clorox Co	734	59,982
The J.M. Smucker Co	3,163	332,241
The Procter & Gamble Co	92,985	7,028,736
Tyson Foods Inc ‘A’	9,505	268,801
Wal-Mart Stores Inc	18,413	1,361,825
Walgreen Co	7,942	427,280

		16,799,685

Energy - 14.2%

Anadarko Petroleum Corp	16,079	1,495,186
Apache Corp	13,295	1,131,936
Atwood Oceanics Inc *	1,584	87,183
Baker Hughes Inc	14,047	689,708
Cameron International Corp *	3,115	181,823
Chesapeake Energy Corp	19,661	508,827
Chevron Corp	65,767	7,990,690
Cimarex Energy Co	2,934	282,838
Cobalt International Energy Inc *	780	19,391
ConocoPhillips	41,482	2,883,414
CONSOL Energy Inc	7,760	261,124
Denbury Resources Inc *	12,666	233,181
Devon Energy Corp	13,776	795,702
Diamond Offshore Drilling Inc	2,337	145,642
Energen Corp	2,452	187,308
EOG Resources Inc	592	100,214
EQT Corp	435	38,593
Exxon Mobil Corp	150,850	12,979,134
Frank’s International NV * (Netherlands)	648	19,395
Golar LNG Ltd (NOTC) (Bermuda)	1,487	56,015
Gulfport Energy Corp *	487	31,334
Helmerich & Payne Inc	3,220	222,019
Hess Corp	10,411	805,187
HollyFrontier Corp	6,893	290,264
Kinder Morgan Inc	1,890	67,227
Laredo Petroleum Holdings Inc *	166	4,927
Marathon Oil Corp	24,050	838,864

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Marathon Petroleum Corp	11,020	$708,806
McDermott International Inc * (Panama)	8,037	59,715
Murphy Oil Corp	6,481	390,934
Nabors Industries Ltd (Bermuda)	10,002	160,632
National Oilwell Varco Inc	14,497	1,132,361
Newfield Exploration Co *	4,599	125,875
Noble Energy Inc	10,623	711,847
Occidental Petroleum Corp	27,334	2,556,822
Oil States International Inc *	1,866	193,056
Patterson-UTI Energy Inc	4,988	106,643
PBF Energy Inc	805	18,072
Peabody Energy Corp	9,153	157,889
Phillips 66	21,010	1,214,798
Pioneer Natural Resources Co	1,215	229,392
QEP Resources Inc	5,471	151,492
Rowan Cos PLC ‘A’ * (United Kingdom)	4,217	154,848
RPC Inc	428	6,621
SandRidge Energy Inc *	16,789	98,384
Spectra Energy Corp	22,706	777,226
Superior Energy Services Inc *	5,418	135,667
Teekay Corp	1,290	55,148
Tesoro Corp	4,610	202,748
The Williams Cos Inc	10,449	379,926
Tidewater Inc	1,681	99,666
Ultra Petroleum Corp * (Canada)	5,193	106,820
Unit Corp *	1,668	77,545
Valero Energy Corp	18,505	631,946
Whiting Petroleum Corp *	3,680	220,248
World Fuel Services Corp	2,001	74,657
WPX Energy Inc *	6,799	130,949

		43,417,859

Financials - 27.4%

ACE Ltd (Switzerland)	11,542	1,079,870
Aflac Inc	15,819	980,620
Alexandria Real Estate Equities Inc REIT	2,425	154,836
Alleghany Corp *	570	233,500
Allied World Assurance Co Holdings AG (Switzerland)	786	78,121
American Campus Communities Inc REIT	3,558	121,506
American Capital Agency Corp REIT	13,455	303,679
American Capital Ltd *	10,291	141,501
American Financial Group Inc	2,280	123,257
American Homes 4 Rent ‘A’ REIT *	1,388	22,416
American International Group Inc	50,089	2,435,828
American National Insurance Co	248	24,314
Ameriprise Financial Inc	4,657	424,160
Annaly Capital Management Inc REIT	32,150	372,297
Aon PLC (United Kingdom)	2,403	178,879
Apartment Investment & Management Co ‘A’ REIT	2,236	62,474
Arch Capital Group Ltd * (Bermuda)	4,232	229,078
Ares Capital Corp	9,100	157,339
Artisan Partners Asset Management Inc	253	13,247
Aspen Insurance Holdings Ltd (Bermuda)	2,252	81,725
Associated Banc-Corp	5,697	88,247
Assurant Inc	2,614	141,417
Assured Guaranty Ltd (Bermuda)	5,725	107,344
AvalonBay Communities Inc REIT	4,390	557,925
AXIS Capital Holdings Ltd (Bermuda)	3,016	130,623
Bank of America Corp	365,745	5,047,281
Bank of Hawaii Corp	1,523	82,927
BankUnited Inc	2,187	68,213
BB&T Corp	23,809	803,554
Berkshire Hathaway Inc ‘B’ *	61,056	6,930,467
BioMed Realty Trust Inc REIT	6,326	117,600
BlackRock Inc	2,866	775,597
BOK Financial Corp	900	57,015
Boston Properties Inc REIT	4,660	498,154
Brandywine Realty Trust REIT	5,320	70,118

	Shares	Value
BRE Properties Inc REIT	2,617	$132,839
Brown & Brown Inc	2,171	69,689
Camden Property Trust REIT	2,880	176,947
Capital One Financial Corp	19,820	1,362,427
CapitalSource Inc	6,660	79,121
CBL & Associates Properties Inc REIT	3,729	71,224
Chimera Investment Corp REIT	34,898	106,090
Cincinnati Financial Corp	5,547	261,597
CIT Group Inc *	6,830	333,099
Citigroup Inc	103,236	5,007,978
City National Corp	1,586	105,723
CME Group Inc ‘A’	10,753	794,432
CNA Financial Corp	898	34,286
Comerica Inc	6,335	249,029
Commerce Bancshares Inc	2,612	114,432
CommonWealth REIT	4,018	88,034
Corporate Office Properties Trust REIT	2,914	67,313
Corrections Corp of America REIT	1,437	49,648
Cullen/Frost Bankers Inc	1,767	124,662
DDR Corp REIT	8,964	140,824
Digital Realty Trust Inc REIT	934	49,595
Discover Financial Services	16,640	840,986
Douglas Emmett Inc REIT	4,837	113,524
Duke Realty Corp REIT	10,920	168,605
E*TRADE Financial Corp *	9,738	160,677
East West Bancorp Inc	4,623	147,705
Endurance Specialty Holdings Ltd (Bermuda)	965	51,840
Equity Lifestyle Properties Inc REIT	786	26,858
Equity Residential REIT	12,221	654,679
Essex Property Trust Inc REIT	1,290	190,533
Everest Re Group Ltd (Bermuda)	1,696	246,615
Extra Space Storage Inc REIT	3,466	158,570
Federal Realty Investment Trust REIT	760	77,102
Federated Investors Inc ‘B’	832	22,597
Fidelity National Financial Inc ‘A’	7,726	205,512
Fifth Third Bancorp	29,679	535,409
First Citizens BancShares Inc ‘A’	257	52,839
First Horizon National Corp	8,193	90,041
First Niagara Financial Group Inc	12,019	124,637
First Republic Bank	3,952	184,282
Forest City Enterprises Inc ‘A’ *	5,363	101,575
Fulton Financial Corp	6,630	77,438
General Growth Properties Inc REIT	20,176	389,195
Genworth Financial Inc ‘A’ *	16,738	214,079
Hatteras Financial Corp REIT	3,359	62,847
HCC Insurance Holdings Inc	3,409	149,382
HCP Inc REIT	15,422	631,531
Health Care REIT Inc	9,655	602,279
Healthcare Trust of America Inc ‘A’ REIT	3,790	39,871
Home Properties Inc REIT	1,930	111,458
Hospitality Properties Trust REIT	4,741	134,170
Host Hotels & Resorts Inc REIT	25,272	446,556
Hudson City Bancorp Inc	17,939	162,348
Huntington Bancshares Inc	28,469	235,154
ING US Inc	2,547	74,398
Interactive Brokers Group Inc ‘A’	1,594	29,919
Invesco Ltd (Bermuda)	15,088	481,307
Jones Lang LaSalle Inc	1,497	130,688
JPMorgan Chase & Co	128,232	6,628,312
Kemper Corp	1,618	54,365
KeyCorp	31,239	356,125
Kilroy Realty Corp REIT	2,761	137,912
Kimco Realty Corp REIT	13,867	279,836
Legg Mason Inc	3,774	126,203
Leucadia National Corp	8,686	236,607
Liberty Property Trust REIT	4,397	156,533
Lincoln National Corp	9,110	382,529
Loews Corp	9,588	448,143
LPL Financial Holdings Inc	416	15,937

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
M&T Bank Corp	4,378	$489,986
Mack-Cali Realty Corp REIT	2,988	65,557
Markel Corp *	468	242,316
Marsh & McLennan Cos Inc	6,212	270,533
MBIA Inc *	4,817	49,278
McGraw Hill Financial Inc	4,912	322,178
Mercury General Corp	391	18,889
MetLife Inc	30,334	1,424,181
MFA Financial Inc REIT	12,271	91,419
Mid-America Apartment Communities Inc REIT	1,451	90,688
Morgan Stanley	51,664	1,392,345
MSCI Inc *	2,382	95,899
National Retail Properties Inc REIT	4,019	127,885
New York Community Bancorp Inc	14,964	226,106
Northern Trust Corp	8,118	441,538
NYSE Euronext	8,247	346,209
Old Republic International Corp	8,814	135,736
PartnerRe Ltd (Bermuda)	1,836	168,067
People’s United Financial Inc	10,511	151,148
Piedmont Office Realty Trust Inc ‘A’ REIT	5,694	98,848
Popular Inc *	3,507	91,989
Post Properties Inc REIT	1,854	83,467
Principal Financial Group Inc	9,957	426,359
ProAssurance Corp	2,100	94,626
Prologis Inc REIT	16,906	636,004
Protective Life Corp	2,664	113,353
Prudential Financial Inc	9,698	756,250
Public Storage REIT	331	53,142
Raymond James Financial Inc	4,139	172,472
Realogy Holdings Corp *	443	19,058
Realty Income Corp REIT	6,214	247,006
Regency Centers Corp REIT	1,808	87,417
Regions Financial Corp	47,962	444,128
Reinsurance Group of America Inc	2,461	164,862
RenaissanceRe Holdings Ltd (Bermuda)	1,511	136,791
Retail Properties of America Inc ‘A’ REIT	4,551	62,576
SEI Investments Co	268	8,284
Senior Housing Properties Trust REIT	5,920	138,173
Signature Bank *	1,449	132,612
Simon Property Group Inc REIT	2,662	394,588
SL Green Realty Corp REIT	2,867	254,704
SLM Corp	15,076	375,392
Spirit Realty Capital Inc REIT	10,146	93,140
StanCorp Financial Group Inc	1,504	82,750
Starwood Property Trust Inc REIT	6,615	158,562
State Street Corp	15,474	1,017,415
SunTrust Banks Inc	18,329	594,226
SVB Financial Group *	1,531	132,232
Synovus Financial Corp	33,223	109,636
Taubman Centers Inc REIT	1,768	119,004
TCF Financial Corp	5,567	79,497
TD Ameritrade Holding Corp	7,904	206,927
TFS Financial Corp *	2,683	32,116
The Allstate Corp	15,901	803,796
The Bank of New York Mellon Corp	39,380	1,188,882
The Charles Schwab Corp	32,187	680,433
The Chubb Corp	7,536	672,663
The Goldman Sachs Group Inc	15,556	2,461,115
The Hanover Insurance Group Inc	1,068	59,082
The Hartford Financial Services Group Inc	15,470	481,426
The Howard Hughes Corp *	1,341	150,688
The Macerich Co REIT	4,667	263,405
The NASDAQ OMX Group Inc	3,784	121,429
The PNC Financial Services Group Inc	17,961	1,301,274
The Progressive Corp	4,015	109,328
The St. Joe Co *	1,664	32,648
The Travelers Cos Inc	9,322	790,226
Torchmark Corp	3,139	227,107
Two Harbors Investment Corp REIT	12,403	120,433

	Shares	Value
U.S. Bancorp	62,754	$2,295,541
UDR Inc REIT	8,511	201,711
Unum Group	9,059	275,756
Validus Holdings Ltd (Bermuda)	3,239	119,778
Valley National Bancorp	6,771	67,371
Ventas Inc REIT	5,460	335,790
Vornado Realty Trust REIT	5,113	429,799
W.R. Berkley Corp	3,681	157,768
Washington Federal Inc	3,540	73,207
Weingarten Realty Investors REIT	4,136	121,309
Wells Fargo & Co	163,798	6,768,133
White Mountains Insurance Group Ltd (Bermuda)	210	119,200
WP Carey Inc REIT	1,948	126,036
XL Group PLC (Ireland)	9,906	305,303
Zions Bancorp	6,251	171,402

		83,863,429

Health Care - 12.3%

Abbott Laboratories	52,889	1,755,386
Aetna Inc	9,421	603,132
Agilent Technologies Inc	10,402	533,102
Alere Inc *	2,761	84,404
Allscripts Healthcare Solutions Inc *	6,040	89,815
Bio-Rad Laboratories Inc ‘A’ *	696	81,822
Boston Scientific Corp *	45,779	537,445
Bristol-Myers Squibb Co	7,748	358,577
Cardinal Health Inc	11,599	604,888
CareFusion Corp *	7,460	275,274
Charles River Laboratories International Inc *	916	42,374
Cigna Corp	9,120	700,963
Community Health Systems Inc	2,951	122,467
Covidien PLC (Ireland)	15,963	972,785
DENTSPLY International Inc	3,507	152,239
Eli Lilly & Co	26,267	1,322,018
Envision Healthcare Holdings Inc *	580	15,097
Express Scripts Holding Co *	3,496	215,983
Forest Laboratories Inc *	9,050	387,249
HCA Holdings Inc	8,418	359,870
Health Net Inc *	2,695	85,432
Hill-Rom Holdings Inc	2,031	72,771
Hologic Inc *	6,465	133,502
Hospira Inc *	5,617	220,299
Humana Inc	5,345	498,849
Johnson & Johnson	83,003	7,195,530
Life Technologies Corp *	2,039	152,578
LifePoint Hospitals Inc *	1,610	75,074
Mallinckrodt PLC * (Ireland)	1,998	88,092
MEDNAX Inc *	601	60,340
Medtronic Inc	34,472	1,835,634
Merck & Co Inc	102,446	4,877,454
Omnicare Inc	3,562	197,691
Patterson Cos Inc	314	12,623
PerkinElmer Inc	3,800	143,450
Pfizer Inc	226,906	6,514,471
QIAGEN NV (XNGS) * (Netherlands)	7,945	170,023
Quest Diagnostics Inc	5,009	309,506
Quintiles Transnational Holdings Inc *	512	22,979
St. Jude Medical Inc	3,501	187,794
Stryker Corp	4,708	318,214
Techne Corp	670	53,640
Teleflex Inc	1,396	114,863
The Cooper Cos Inc	425	55,118
Thermo Fisher Scientific Inc	12,178	1,122,203
UnitedHealth Group Inc	34,607	2,478,207
Universal Health Services Inc ‘B’	1,008	75,590
VCA Antech Inc *	3,008	82,600
WellPoint Inc	10,191	852,070
Zimmer Holdings Inc	5,393	442,981

		37,664,468

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Industrials - 9.5%

3M Co	3,607	$430,712
A.O. Smith Corp	1,503	67,936
AECOM Technology Corp *	3,165	98,970
AGCO Corp	3,303	199,567
Air Lease Corp	2,382	65,886
Alaska Air Group Inc	185	11,585
Alliant Techsystems Inc	1,093	106,633
AMERCO	113	20,807
B/E Aerospace Inc *	216	15,945
Carlisle Cos Inc	2,049	144,024
Caterpillar Inc	18,276	1,523,670
Cintas Corp	2,515	128,768
Con-way Inc	1,214	52,311
Covanta Holding Corp	3,603	77,032
Crane Co	128	7,894
CSX Corp	17,374	447,207
Cummins Inc	1,160	154,129
Danaher Corp	16,188	1,122,152
Delta Air Lines Inc	15,753	371,613
Donaldson Co Inc	391	14,909
Dover Corp	1,522	136,721
Eaton Corp PLC (Ireland)	16,052	1,105,020
Emerson Electric Co	6,147	397,711
Exelis Inc	6,390	100,387
FedEx Corp	10,751	1,226,797
Fluor Corp	2,217	157,318
Fortune Brands Home & Security Inc	680	28,308
GATX Corp	1,590	75,557
General Dynamics Corp	10,134	886,928
General Electric Co	350,806	8,380,755
Genesee & Wyoming Inc ‘A’ *	826	76,793
Harsco Corp	2,552	63,545
HD Supply Holdings Inc *	771	16,939
Hubbell Inc ‘B’	555	58,131
IDEX Corp	191	12,463
Illinois Tool Works Inc	8,049	613,897
Ingersoll-Rand PLC (Ireland)	2,922	189,755
Iron Mountain Inc	582	15,726
Jacobs Engineering Group Inc *	4,439	258,261
Joy Global Inc	3,607	184,101
KAR Auction Services Inc	1,616	45,587
KBR Inc	5,018	163,788
Kennametal Inc	2,674	121,934
Kirby Corp *	789	68,288
L-3 Communications Holdings Inc	3,054	288,603
ManpowerGroup Inc	2,618	190,433
MRC Global Inc *	1,612	43,202
Navistar International Corp *	1,647	60,083
Nielsen Holdings NV (Netherlands)	6,346	231,312
Norfolk Southern Corp	8,756	677,277
Northrop Grumman Corp	7,980	760,175
Oshkosh Corp *	2,987	146,303
Owens Corning *	4,036	153,287
PACCAR Inc	10,454	581,870
Parker Hannifin Corp	5,065	550,667
Pentair Ltd (Switzerland)	6,933	450,229
Pitney Bowes Inc	3,875	70,486
Quanta Services Inc *	5,606	154,221
Raytheon Co	11,014	848,849
Regal-Beloit Corp	1,528	103,797
Republic Services Inc	9,176	306,111
Rockwell Collins Inc	503	34,134
RR Donnelley & Sons Co	2,827	44,667
Ryder System Inc	1,763	105,251
Snap-on Inc	1,755	174,622
Southwest Airlines Co	21,817	317,655
Spirit AeroSystems Holdings Inc ‘A’ *	3,529	85,543
SPX Corp	1,589	134,493

	Shares	Value
Stanley Black & Decker Inc	5,011	$453,846
Terex Corp *	3,776	126,874
Textron Inc	9,430	260,362
The ADT Corp *	7,425	301,900
The Babcock & Wilcox Co	1,183	39,891
The Dun & Bradstreet Corp	101	10,489
The Timken Co	2,931	177,032
Towers Watson & Co ‘A’	2,213	236,702
Trinity Industries Inc	2,689	121,946
Triumph Group Inc	1,396	98,027
United Technologies Corp	1,966	211,974
URS Corp	2,577	138,514
Waste Connections Inc	237	10,762
Waste Management Inc	14,579	601,238
WESCO International Inc *	1,498	114,642
Xylem Inc	5,907	164,982

		29,028,911

Information Technology - 8.5%

Activision Blizzard Inc	14,519	242,032
Adobe Systems Inc *	10,390	539,657
Altera Corp	7,117	264,468
Amdocs Ltd (United Kingdom)	5,464	200,201
Analog Devices Inc	5,941	279,524
AOL Inc *	2,631	90,980
Apple Inc	7,738	3,689,091
Applied Materials Inc	13,826	242,508
Arrow Electronics Inc *	3,553	172,427
Autodesk Inc *	1,571	64,678
Avago Technologies Ltd (Singapore)	704	30,356
Avnet Inc	4,652	194,035
AVX Corp	1,612	21,166
Booz Allen Hamilton Holding Corp	63	1,217
Broadcom Corp ‘A’	10,910	283,769
Brocade Communications Systems Inc *	15,069	121,305
CA Inc	11,129	330,197
CDW Corp *	584	13,333
Cisco Systems Inc	181,318	4,246,468
Computer Sciences Corp	5,099	263,822
Compuware Corp	7,251	81,211
CoreLogic Inc *	3,244	87,750
Corning Inc	50,052	730,259
Dell Inc	42,522	585,528
Diebold Inc	2,163	63,506
Dolby Laboratories Inc ‘A’	922	31,818
DST Systems Inc	209	15,761
EchoStar Corp ‘A’ *	1,378	60,549
Electronic Arts Inc *	2,386	60,962
EMC Corp	35,641	910,984
Fairchild Semiconductor International Inc *	4,324	60,060
Fidelity National Information Services Inc	8,962	416,195
First Solar Inc *	2,302	92,563
FLIR Systems Inc	1,462	45,907
Freescale Semiconductor Ltd * (Bermuda)	1,061	17,666
Harris Corp	3,073	182,229
Hewlett-Packard Co	65,958	1,383,799
Ingram Micro Inc ‘A’ *	5,173	119,238
Intel Corp	157,690	3,614,255
Jabil Circuit Inc	6,880	149,158
JDS Uniphase Corp *	1,854	27,272
Juniper Networks Inc *	14,003	278,100
KLA-Tencor Corp	5,630	342,585
Lam Research Corp *	4,231	216,585
Leidos Holdings Inc	2,481	112,890
Lender Processing Services Inc	467	15,537
Lexmark International Inc ‘A’	2,141	70,653
LSI Corp	16,496	128,999
Marvell Technology Group Ltd (Bermuda)	13,394	154,031
Micron Technology Inc *	34,954	610,646
MICROS Systems Inc *	2,273	113,514

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Molex Inc	4,721	$181,853
Motorola Solutions Inc	445	26,424
Nuance Communications Inc *	8,874	165,899
NVIDIA Corp	19,613	305,178
ON Semiconductor Corp *	779	5,687
Paychex Inc	1,106	44,948
Polycom Inc *	5,863	64,024
Riverbed Technology Inc *	312	4,552
Rovi Corp *	3,104	59,504
SanDisk Corp	4,510	268,390
Science Applications International Corp *	1,417	47,838
Silicon Laboratories Inc *	194	8,286
Skyworks Solutions Inc *	1,100	27,324
Stratasys Ltd * (Israel)	484	49,010
Symantec Corp	6,433	159,217
Synopsys Inc *	5,219	196,756
Tech Data Corp *	1,283	64,035
Teradyne Inc *	6,474	106,950
Total System Services Inc	1,245	36,628
VeriFone Systems Inc *	3,691	84,376
Vishay Intertechnology Inc *	4,469	57,605
Western Digital Corp	7,169	454,515
Xerox Corp	41,669	428,774
Yahoo! Inc *	30,347	1,006,307
Zebra Technologies Corp ‘A’ *	1,576	71,755
Zynga Inc ‘A’ *	19,820	72,938

		26,070,217

Materials - 2.7%

Air Products & Chemicals Inc	7,069	753,343
Albemarle Corp	1,779	111,970
Alcoa Inc	36,294	294,707
Allegheny Technologies Inc	3,666	111,886
Aptargroup Inc	678	40,768
Ashland Inc	2,682	248,031
Avery Dennison Corp	2,310	100,531
Bemis Co Inc	1,961	76,499
Cabot Corp	2,168	92,595
Carpenter Technology Corp	1,572	91,349
CF Industries Holdings Inc	2,012	424,190
Cliffs Natural Resources Inc	5,199	106,579
Crown Holdings Inc *	720	30,442
Cytec Industries Inc	1,239	100,805
Domtar Corp	1,121	89,030
Freeport-McMoRan Copper & Gold Inc	35,094	1,160,909
Greif Inc ‘A’	859	42,117
Huntsman Corp	6,561	135,222
International Paper Co	2,115	94,752
Kronos Worldwide Inc	713	11,044
MeadWestvaco Corp	6,006	230,510
Newmont Mining Corp	16,706	469,439
Nucor Corp	10,783	528,583
Owens-Illinois Inc *	2,303	69,136
PPG Industries Inc	436	72,838
Reliance Steel & Aluminum Co	2,603	190,722
Rock Tenn Co ‘A’	684	69,269
Rockwood Holdings Inc	724	48,436
Royal Gold Inc	1,627	79,170
RPM International Inc	291	10,534
Sigma-Aldrich Corp	230	19,619
Sonoco Products Co	3,437	133,837
Steel Dynamics Inc	7,484	125,058
Tahoe Resources Inc (NYSE) * (Canada)	2,522	45,194
The Dow Chemical Co	35,664	1,369,497
The Mosaic Co	10,183	438,073
United States Steel Corp	4,900	100,891
Vulcan Materials Co	4,411	228,534
Westlake Chemical Corp	97	10,152
WR Grace & Co *	334	29,192

		8,385,453

	Shares	Value
Telecommunication Services - 2.5%

AT&T Inc ‡	182,526	$6,173,029
CenturyLink Inc	20,666	648,499
Frontier Communications Corp	33,876	141,263
Intelsat SA * (Luxembourg)	718	17,232
Level 3 Communications Inc *	3,666	97,846
Sprint Corp *	23,631	146,748
T-Mobile US Inc *	5,849	151,898
Telephone & Data Systems Inc	3,201	94,590
U.S. Cellular Corp	437	19,897
Windstream Holdings Inc	1,119	8,952

		7,499,954

Utilities - 5.9%

AGL Resources Inc	4,012	184,672
Alliant Energy Corp	3,765	186,556
Ameren Corp	8,235	286,907
American Electric Power Co Inc	16,492	714,928
American Water Works Co Inc	6,031	248,960
Aqua America Inc	745	18,424
Atmos Energy Corp	3,075	130,964
Calpine Corp *	11,854	230,323
CenterPoint Energy Inc	14,543	348,596
CMS Energy Corp	9,056	238,354
Consolidated Edison Inc	9,939	548,036
Dominion Resources Inc	19,600	1,224,608
DTE Energy Co	5,903	389,480
Duke Energy Corp	23,945	1,599,047
Edison International	11,056	509,239
Entergy Corp	6,047	382,110
Exelon Corp	29,039	860,716
FirstEnergy Corp	14,191	517,262
Great Plains Energy Inc	5,220	115,884
Hawaiian Electric Industries Inc	3,347	84,010
Integrys Energy Group Inc	2,686	150,121
MDU Resources Group Inc	6,410	179,288
National Fuel Gas Co	2,498	171,762
NextEra Energy Inc	14,408	1,154,945
NiSource Inc	10,590	327,125
Northeast Utilities	10,677	440,426
NRG Energy Inc	10,945	299,127
NV Energy Inc	7,992	188,691
OGE Energy Corp	6,728	242,814
ONEOK Inc	422	22,501
Pepco Holdings Inc	8,439	155,784
PG&E Corp	15,004	613,964
Pinnacle West Capital Corp	3,732	204,290
PPL Corp	21,435	651,195
Public Service Enterprise Group Inc	17,169	565,375
Questar Corp	5,178	116,453
SCANA Corp	4,735	217,999
Sempra Energy	8,265	707,484
Southern Co	29,532	1,216,128
TECO Energy Inc	7,388	122,198
The AES Corp	21,072	280,047
UGI Corp	3,865	151,237
Vectren Corp	2,794	93,180
Westar Energy Inc	4,308	132,040
Wisconsin Energy Corp	7,762	313,430
Xcel Energy Inc	16,873	465,864

		18,002,544

Total Common Stocks (Cost $240,825,404)		289,574,024

EXCHANGE-TRADED FUND - 1.0%

iShares Russell 1000 Value Index Fund	35,839	3,089,322

Total Exchange-Traded Fund (Cost $2,827,773)		3,089,322

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $11,192,544; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $11,416,844)	$11,192,544	$11,192,544

Total Short-Term Investment (Cost $11,192,544)		11,192,544

TOTAL INVESTMENTS - 99.4% (Cost $254,845,721)		303,855,890

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,777,326

NET ASSETS - 100.0%		$305,633,216

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2013, an investment with a value of $1,182,347 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Depreciation
S&P 500 E-Mini (12/13)	GSC	137	$11,554,319	($85,364)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$289,574,024	$289,574,024	$-	$-
	Exchange-Traded Fund	3,089,322	3,089,322	-	-
	Short-Term Investment	11,192,544	-	11,192,544	-

	Total Assets	303,855,890	292,663,346	11,192,544	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(85,364)	(85,364)	-	-

	Total Liabilities	(85,364)	(85,364)	-	-

	Total	$303,770,526	$292,577,982	$11,192,544	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%

Consumer Discretionary - 16.0%

1-800-FLOWERS.COM Inc ‘A’ *	1,423	$7,015
Aeropostale Inc *	5,563	52,292
AFC Enterprises Inc *	1,697	73,972
America’s Car-Mart Inc *	440	19,848
American Axle & Manufacturing Holdings Inc *	3,309	65,254
American Public Education Inc *	1,247	47,137
ANN Inc *	3,342	121,047
Arctic Cat Inc	934	53,285
Asbury Automotive Group Inc *	1,943	103,368
Ascent Capital Group Inc ‘A’ *	132	10,642
Barnes & Noble Inc *	183	2,368
Beazer Homes USA Inc *	1,014	18,252
Belo Corp ‘A’	2,412	33,044
Big 5 Sporting Goods Corp	1,202	19,328
BJ’s Restaurants Inc *	1,747	50,174
Bloomin’ Brands Inc *	3,912	92,362
Blue Nile Inc *	875	35,814
Blyth Inc	668	9,238
Bob Evans Farms Inc	224	12,828
Boyd Gaming Corp *	4,941	69,915
Bravo Brio Restaurant Group Inc *	1,304	19,690
Bright Horizons Family Solutions Inc *	835	29,918
Brown Shoe Co Inc	1,896	44,499
Brunswick Corp	6,069	242,214
Buffalo Wild Wings Inc *	1,329	147,811
Caesars Entertainment Corp *	2,332	45,964
Capella Education Co *	781	44,173
Carmike Cinemas Inc *	448	9,892
Carriage Services Inc	1,122	21,767
Cavco Industries Inc *	443	25,229
CEC Entertainment Inc	1,260	57,784
Christopher & Banks Corp *	2,596	18,717
Churchill Downs Inc	970	83,924
Chuy’s Holdings Inc *	1,145	41,094
Citi Trends Inc *	67	1,171
Conn’s Inc *	1,587	79,414
Cooper Tire & Rubber Co	535	16,478
Core-Mark Holding Co Inc	112	7,441
Cracker Barrel Old Country Store Inc	1,393	143,813
Crocs Inc *	5,403	73,535
Crown Media Holdings Inc ‘A’ *	506	1,558
Culp Inc	508	9,505
Cumulus Media Inc ‘A’ *	4,187	22,191
Dana Holding Corp	875	19,985
Del Frisco’s Restaurant Group Inc *	336	6,777
Denny’s Corp *	5,087	31,132
Destination Maternity Corp	867	27,571
Diamond Resorts International Inc *	581	10,929
DineEquity Inc	613	42,297
Diversified Restaurant Holdings Inc *	800	5,248
Dorman Products Inc	1,784	88,397
Drew Industries Inc	1,623	73,911
Education Management Corp *	1,729	15,768
Einstein Noah Restaurant Group Inc	401	6,945
Entravision Communications Corp ‘A’	3,950	23,305
Ethan Allen Interiors Inc	1,510	42,084
EveryWare Global Inc *	700	7,980
Express Inc *	6,048	142,672
Fiesta Restaurant Group Inc *	1,405	52,912
Five Below Inc *	2,326	101,763
Fox Factory Holding Corp *	325	6,263
Francesca’s Holdings Corp *	3,120	58,157
G-III Apparel Group Ltd *	900	49,131
Genesco Inc *	1,225	80,336
Gentherm Inc *	2,362	45,067

	Shares	Value
Global Sources Ltd * (Bermuda)	192	$1,425
Gordmans Stores Inc	161	1,811
Grand Canyon Education Inc *	3,216	129,541
Gray Television Inc *	245	1,923
Haverty Furniture Cos Inc	333	8,169
Hemisphere Media Group Inc *	615	7,226
Hibbett Sports Inc *	1,844	103,541
Hillenbrand Inc	3,900	106,743
Hovnanian Enterprises Inc ‘A’ *	5,708	29,853
HSN Inc	2,397	128,527
Iconix Brand Group Inc *	1,884	62,586
Ignite Restaurant Group Inc *	503	7,807
Interval Leisure Group Inc	2,791	65,951
iRobot Corp *	2,004	75,491
ITT Educational Services Inc *	1,654	51,274
Jack in the Box Inc *	2,508	100,320
Jamba Inc *	1,199	16,043
Jos. A. Bank Clothiers Inc *	296	13,012
JTH Holding Inc ‘A’ *	294	5,571
K12 Inc *	1,926	59,475
KB Home	5,936	106,967
Kirkland’s Inc *	704	12,982
Krispy Kreme Doughnuts Inc *	4,637	89,680
La-Z-Boy Inc	977	22,188
Libbey Inc *	1,483	35,266
Life Time Fitness Inc *	1,603	82,506
LifeLock Inc *	4,298	63,739
Lincoln Educational Services Corp	523	2,411
Lithia Motors Inc ‘A’	1,573	114,766
Loral Space & Communications Inc	924	62,583
Lumber Liquidators Holdings Inc *	1,949	207,861
M.D.C. Holdings Inc	571	17,136
M/I Homes Inc *	492	10,145
Mac-Gray Corp	105	1,529
Marine Products Corp	738	6,701
Matthews International Corp ‘A’	856	32,596
Mattress Firm Holding Corp *	961	30,560
MDC Partners Inc ‘A’ (Canada)	616	17,236
Meritage Homes Corp *	2,119	91,011
Monarch Casino & Resort Inc *	328	6,225
Monro Muffler Brake Inc	2,211	102,789
Morgans Hotel Group Co *	770	5,921
Movado Group Inc	73	3,194
Multimedia Games Holding Co Inc *	2,053	70,931
Nathan’s Famous Inc *	192	10,134
National CineMedia Inc	1,217	22,953
Nautilus Inc *	2,220	16,028
New York & Co Inc *	1,214	7,017
Nexstar Broadcasting Group Inc ‘A’	2,082	92,659
Noodles & Co *	332	14,166
Nutrisystem Inc	2,016	28,990
Office Depot Inc *	4,411	21,305
Orbitz Worldwide Inc *	1,699	16,361
Outerwall Inc *	1,999	99,930
Overstock.com Inc *	785	23,291
Oxford Industries Inc	953	64,785
Pacific Sunwear of California Inc *	2,915	8,745
Papa John’s International Inc	1,130	78,964
Penske Automotive Group Inc	667	28,501
PetMed Express Inc	1,410	22,969
Pier 1 Imports Inc	6,723	131,233
Pinnacle Entertainment Inc *	3,833	96,017
Pool Corp	3,302	185,341
Quiksilver Inc *	6,862	48,240
ReachLocal Inc *	727	8,659
Red Robin Gourmet Burgers Inc *	878	62,426
Rentrak Corp *	701	22,867
Restoration Hardware Holdings Inc *	1,250	79,188
RetailMeNot Inc *	484	17,216
RG Barry Corp	53	1,002

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
rue21 Inc *	1,037	$41,833
Ruth’s Hospitality Group Inc	2,568	30,456
Saga Communications Inc ‘A’	96	4,260
Scientific Games Corp ‘A’ *	2,522	40,781
Sears Hometown & Outlet Stores Inc *	400	12,700
Select Comfort Corp *	3,701	90,119
SHFL Entertainment Inc *	3,990	91,770
Shutterfly Inc *	2,693	150,485
Sinclair Broadcast Group Inc ‘A’	4,851	162,606
Smith & Wesson Holding Corp *	4,551	50,016
Sonic Automotive Inc ‘A’	713	16,969
Sonic Corp *	3,165	56,179
Sotheby’s	4,844	237,986
Standard Motor Products Inc	1,015	32,642
Stein Mart Inc	1,047	14,365
Steiner Leisure Ltd * (Bahamas)	322	18,814
Steven Madden Ltd *	2,841	152,931
Stewart Enterprises Inc ‘A’	4,657	61,193
Stoneridge Inc *	1,716	18,550
Strayer Education Inc	774	32,136
Sturm Ruger & Co Inc	1,364	85,427
Tenneco Inc *	4,312	217,756
Texas Roadhouse Inc	4,425	116,289
The Bon-Ton Stores Inc	903	9,527
The Buckle Inc	1,979	106,965
The Cato Corp ‘A’	395	11,052
The Cheesecake Factory Inc	3,783	166,263
The Children’s Place	555	32,112
The Finish Line Inc ‘A’	1,183	29,421
The McClatchy Co ‘A’ *	3,480	10,440
The Ryland Group Inc	3,274	132,728
The Wet Seal Inc ‘A’ *	6,365	25,014
Tile Shop Holdings Inc *	1,304	38,455
Tilly’s Inc ‘A’ *	647	9,388
Tower International Inc *	441	8,816
TRI Pointe Homes Inc *	66	969
Tumi Holdings Inc *	3,392	68,349
UCP Inc ‘A’ *	130	1,929
Universal Electronics Inc *	104	3,747
Vail Resorts Inc	2,546	176,642
Valuevision Media Inc ‘A’ *	2,449	10,653
Vera Bradley Inc *	1,547	31,806
Vitacost.com Inc *	1,581	13,439
Vitamin Shoppe Inc *	2,155	94,281
WCI Communities Inc *	272	4,695
Weyco Group Inc	22	623
William Lyon Homes ‘A’ *	988	20,076
Winmark Corp	159	11,720
Winnebago Industries Inc *	1,985	51,531
Wolverine World Wide Inc	3,557	207,124
World Wrestling Entertainment Inc ‘A’	225	2,288
Zumiez Inc *	1,492	41,082

		9,463,192

Consumer Staples - 4.9%

Alico Inc	180	7,411
Annie’s Inc *	968	47,529
Arden Group Inc ‘A’	83	10,790
B&G Foods Inc	3,748	129,493
Boulder Brands Inc *	3,994	64,064
Cal-Maine Foods Inc	896	43,098
Calavo Growers Inc	876	26,490
Casey’s General Stores Inc	2,719	199,846
Central Garden & Pet Co ‘A’ *	408	2,795
Coca-Cola Bottling Co Consolidated	333	20,852
Craft Brew Alliance Inc *	267	3,588
Darling International Inc *	2,243	47,462
Elizabeth Arden Inc *	1,540	56,857
Fairway Group Holdings Corp *	467	11,937
Farmer Bros Co *	420	6,325

	Shares	Value
Harris Teeter Supermarkets Inc	404	$19,873
Inter Parfums Inc	820	24,592
Inventure Foods Inc *	1,017	10,678
J&J Snack Foods Corp	1,058	85,402
Lancaster Colony Corp	1,310	102,560
Lifevantage Corp *	8,096	19,268
Lifeway Foods Inc	317	4,283
Limoneira Co	706	18,130
Medifast Inc *	988	26,567
National Beverage Corp	813	14,520
Natural Grocers by Vitamin Cottage Inc *	632	25,090
Oil-Dri Corp of America	81	2,733
Omega Protein Corp *	111	1,129
Orchids Paper Products Co	371	10,266
Pilgrim’s Pride Corp *	4,297	72,147
Prestige Brands Holdings Inc *	3,624	109,155
PriceSmart Inc	1,338	127,431
Revlon Inc ‘A’ *	265	7,359
Rite Aid Corp *	31,435	149,631
Sanderson Farms Inc	1,631	106,406
Seaboard Corp	2	5,496
Snyder’s-Lance Inc	516	14,887
Spectrum Brands Holdings Inc	1,521	100,143
Star Scientific Inc *	11,895	22,719
SUPERVALU Inc *	10,698	88,045
Susser Holdings Corp *	1,279	67,979
Synutra International Inc *	1,136	6,021
The Boston Beer Co Inc ‘A’ *	583	142,374
The Chefs’ Warehouse Inc *	1,153	26,634
The Female Health Co	1,548	15,279
The Hain Celestial Group Inc *	2,724	210,075
The Pantry Inc *	104	1,152
Tootsie Roll Industries Inc	1,297	39,974
TreeHouse Foods Inc *	1,675	111,940
United Natural Foods Inc *	3,494	234,867
USANA Health Sciences Inc *	423	36,712
Vector Group Ltd	3,308	53,265
Village Super Market Inc ‘A’	291	11,064
WD-40 Co	1,096	71,130

		2,875,513

Energy - 3.7%

Abraxas Petroleum Corp *	5,894	15,148
Adams Resources & Energy Inc	16	888
Amyris Inc *	1,878	4,338
Apco Oil and Gas International Inc * (Cayman)	108	1,540
Approach Resources Inc *	1,396	36,687
Athlon Energy Inc *	491	16,056
Berry Petroleum Co ‘A’	1,194	51,497
Bill Barrett Corp *	1,010	25,361
Bonanza Creek Energy Inc *	2,089	100,815
CARBO Ceramics Inc	608	60,259
Carrizo Oil & Gas Inc *	2,452	91,484
Clean Energy Fuels Corp *	4,919	62,865
Contango Oil & Gas Co	174	6,394
Crosstex Energy Inc	3,138	65,553
Delek US Holdings Inc	1,739	36,675
Diamondback Energy Inc *	1,387	59,142
EPL Oil & Gas Inc *	692	25,680
Evolution Petroleum Corp *	1,213	13,658
EXCO Resources Inc	4,989	33,626
Forest Oil Corp *	1,118	6,820
Forum Energy Technologies Inc *	1,388	37,490
FX Energy Inc *	3,833	13,186
Gastar Exploration Ltd * (Canada)	3,900	15,405
Geospace Technologies Corp *	915	77,134
Global Geophysical Services Inc *	153	415
Goodrich Petroleum Corp *	1,873	45,495
Hornbeck Offshore Services Inc *	138	7,927

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
ION Geophysical Corp *	2,090	$10,868
Isramco Inc *	66	8,181
Jones Energy Inc ‘A’ *	282	4,628
KiOR Inc ‘A’ *	3,132	8,832
Kodiak Oil & Gas Corp * (Canada)	18,829	227,078
Magnum Hunter Resources Corp *	3,821	23,576
Matrix Service Co *	311	6,102
Newpark Resources Inc *	4,938	62,515
Nuverra Environmental Solutions Inc *	515	1,179
Panhandle Oil & Gas Inc ‘A’	464	13,122
PetroQuest Energy Inc *	3,803	15,250
PHI Inc *	57	2,149
Quicksilver Resources Inc *	1,521	2,996
Renewable Energy Group Inc *	349	5,287
Rentech Inc	9,967	19,735
REX American Resources Corp *	44	1,353
Rex Energy Corp *	3,206	71,494
RigNet Inc *	848	30,715
Rosetta Resources Inc *	4,333	235,975
Sanchez Energy Corp *	165	4,358
SEACOR Holdings Inc	119	10,762
SemGroup Corp ‘A’	2,797	159,485
Solazyme Inc *	3,421	36,844
Synergy Resources Corp *	3,582	34,924
Targa Resources Corp	2,334	170,289
TGC Industries Inc	984	7,764
Triangle Petroleum Corp *	871	8,553
Ur-Energy Inc * (Canada)	1,744	2,023
Uranium Energy Corp *	6,121	13,772
Vaalco Energy Inc *	2,089	11,657
Western Refining Inc	2,186	65,667
ZaZa Energy Corp *	1,275	1,466

		2,190,137

Financials - 6.8%

Acadia Realty Trust REIT	729	17,992
Alexander’s Inc REIT	147	42,060
Ambac Financial Group Inc *	667	12,099
American Equity Investment Life Holding Co	350	7,427
American Realty Capital Properties Inc REIT	1,852	22,594
American Safety Insurance Holdings Ltd * (Bermuda)	49	1,480
AmTrust Financial Services Inc	1,777	69,410
Argo Group International Holdings Ltd (Bermuda)	639	27,400
Aviv REIT Inc	83	1,892
Bank of the Ozarks Inc	1,569	75,296
BGC Partners Inc ‘A’	8,995	50,822
BofI Holding Inc *	857	55,585
Cascade Bancorp *	15	87
Cohen & Steers Inc	1,334	47,104
Consumer Portfolio Services Inc *	692	4,104
Coresite Realty Corp REIT	1,469	49,858
Crawford & Co ‘B’	686	6,654
Credit Acceptance Corp *	503	55,737
Diamond Hill Investment Group Inc	200	21,390
DuPont Fabros Technology Inc REIT	1,925	49,607
Eastern Insurance Holdings Inc	74	1,806
EastGroup Properties Inc REIT	2,008	118,894
eHealth Inc *	1,308	42,196
Employers Holdings Inc	1,514	45,026
Encore Capital Group Inc *	1,383	63,424
Enstar Group Ltd * (Bermuda)	236	32,238
Evercore Partners Inc ‘A’	2,246	110,571
Financial Engines Inc	3,469	206,197
First Cash Financial Services Inc *	2,069	119,899
First Federal Bancshares of Arkansas Inc *	79	739
First Financial Bankshares Inc	1,516	89,171
Forestar Group Inc *	285	6,136

	Shares	Value
FXCM Inc ‘A’	2,613	$51,607
GAMCO Investors Inc ‘A’	432	32,802
Glimcher Realty Trust REIT	9,191	89,612
Greenhill & Co Inc	2,002	99,860
Greenlight Capital Re Ltd ‘A’ * (Cayman)	495	14,078
Hallmark Financial Services Inc *	94	834
Hannon Armstrong Sustainable Infrastructure Capital Inc	1,052	11,993
HCI Group Inc	664	27,118
Health Insurance Innovations Inc ‘A’ *	329	3,932
Healthcare Realty Trust Inc REIT	2,604	60,178
HFF Inc ‘A’	1,986	49,749
Highwoods Properties Inc REIT	1,971	69,596
Home BancShares Inc	852	25,875
ICG Group Inc *	178	2,526
Infinity Property & Casualty Corp	404	26,098
Inland Real Estate Corp REIT	5,246	53,667
INTL FCStone Inc *	313	6,401
Investors Real Estate Trust REIT	378	3,118
KCG Holdings Inc ‘A’ *	2,209	19,152
Kennedy-Wilson Holdings Inc	373	6,923
Ladenburg Thalmann Financial Services Inc *	7,409	13,410
LTC Properties Inc REIT	2,129	80,859
Maiden Holdings Ltd (Bermuda)	447	5,279
Main Street Capital Corp	159	4,759
MarketAxess Holdings Inc	2,661	159,766
Meadowbrook Insurance Group Inc	218	1,417
Meridian Interstate Bancorp Inc *	48	1,046
MGIC Investment Corp *	12,668	92,223
National Health Investors Inc REIT	1,740	98,989
National Interstate Corp	125	3,476
Northfield Bancorp Inc	937	11,375
Oritani Financial Corp	1,016	16,723
Penns Woods Bancorp Inc	18	897
Physicians Realty Trust REIT *	100	1,212
Portfolio Recovery Associates Inc *	3,596	215,544
Potlatch Corp REIT	2,871	113,921
PS Business Parks Inc REIT	1,293	96,484
Pzena Investment Management Inc ‘A’	806	5,465
Radian Group Inc	3,347	46,624
Regional Management Corp *	198	6,296
Rexford Industrial Realty Inc REIT *	287	3,877
Roma Financial Corp *	467	8,682
Ryman Hospitality Properties Inc REIT	2,030	70,055
Sabra Health Care REIT Inc	1,098	25,265
Saul Centers Inc REIT	561	25,946
Silvercrest Asset Management Group Inc ‘A’ *	54	736
Sovran Self Storage Inc REIT	2,027	153,403
Strategic Hotels & Resorts Inc REIT *	10,854	94,213
Sun Communities Inc REIT	2,548	108,596
Tejon Ranch Co *	905	27,910
The Geo Group Inc REIT	2,219	73,782
Third Point Reinsurance Ltd * (Bermuda)	459	6,651
Tower Group International Ltd (Bermuda)	314	2,198
Tree.com Inc	262	6,880
UMH Properties Inc REIT	199	1,976
United Fire Group Inc	121	3,687
Universal Health Realty Income Trust REIT	852	35,673
Universal Insurance Holdings Inc	195	1,375
Urstadt Biddle Properties Inc ‘A’ REIT	1,301	25,864
Virtus Investment Partners Inc *	478	77,742
Washington REIT	1,339	33,837
Westwood Holdings Group Inc	501	24,073
Winthrop Realty Trust REIT	139	1,550
WisdomTree Investments Inc *	7,119	82,652
World Acceptance Corp *	659	59,257
ZAIS Financial Corp REIT	360	6,246

		4,047,905

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Health Care - 20.1%

Abaxis Inc	1,565	$65,886
ABIOMED Inc *	2,744	52,328
Acadia Healthcare Co Inc *	2,508	98,890
ACADIA Pharmaceuticals Inc *	4,693	128,917
Accelerate Diagnostics Inc *	781	10,473
Accretive Health Inc *	4,155	37,894
Accuray Inc *	5,240	38,724
AcelRx Pharmaceuticals Inc *	1,648	17,749
Achillion Pharmaceuticals Inc *	6,837	20,648
Acorda Therapeutics Inc *	2,879	98,692
Addus HomeCare Corp *	42	1,217
Aegerion Pharmaceuticals Inc *	2,043	175,106
Agios Pharmaceuticals Inc *	408	11,408
Air Methods Corp	2,752	117,235
Akorn Inc *	4,132	81,318
Align Technology Inc *	5,185	249,502
Alimera Sciences Inc *	1,211	4,553
Alliance HealthCare Services Inc *	140	3,877
Alnylam Pharmaceuticals Inc *	3,885	248,679
AMAG Pharmaceuticals Inc *	1,520	32,650
Amicus Therapeutics Inc *	2,105	4,884
AMN Healthcare Services Inc *	3,257	44,816
Ampio Pharmaceuticals Inc *	1,983	14,872
AmSurg Corp *	656	26,043
Anacor Pharmaceuticals Inc *	1,816	19,286
Analogic Corp	386	31,899
Anika Therapeutics Inc *	505	12,100
Antares Pharma Inc *	7,963	32,330
Aratana Therapeutics Inc *	358	5,850
Arena Pharmaceuticals Inc *	13,654	71,957
ArQule Inc *	4,019	9,364
Array BioPharma Inc *	8,274	51,464
ArthroCare Corp *	1,634	58,138
Astex Pharmaceuticals Inc *	968	8,209
athenahealth Inc *	2,605	282,799
AtriCure Inc *	1,496	16,426
Atrion Corp	110	28,466
Auxilium Pharmaceuticals Inc *	3,493	63,677
AVANIR Pharmaceuticals Inc ‘A’ *	10,265	43,524
Bio-Reference Labs Inc *	1,733	51,782
BioDelivery Sciences International Inc *	2,097	11,387
Biolase Inc *	2,085	3,982
BioScrip Inc *	996	8,745
Biotime Inc *	2,684	10,199
Bluebird Bio Inc *	407	10,973
Cadence Pharmaceuticals Inc *	4,421	27,896
Cambrex Corp *	1,043	13,768
Cantel Medical Corp	2,322	73,956
Capital Senior Living Corp *	2,026	42,850
Cardiovascular Systems Inc *	1,495	29,975
Cell Therapeutics Inc *	8,058	13,215
Celldex Therapeutics Inc *	5,360	189,905
Cellular Dynamics International Inc *	226	4,161
Cempra Inc *	1,343	15,444
Centene Corp *	3,859	246,822
Cepheid Inc *	4,756	185,674
Cerus Corp *	4,989	33,476
Chelsea Therapeutics International Ltd *	4,794	14,430
Chemed Corp	1,334	95,381
ChemoCentryx Inc *	1,754	9,752
Chimerix Inc *	605	13,298
Chindex International Inc *	183	3,120
Clovis Oncology Inc *	1,128	68,560
Computer Programs & Systems Inc	785	45,922
Conatus Pharmaceuticals Inc *	334	3,357
Corcept Therapeutics Inc *	3,820	6,074
Coronado Biosciences Inc *	1,869	13,120
Corvel Corp *	808	29,872

	Shares	Value
CryoLife Inc	144	$1,008
Curis Inc *	4,379	19,530
Cyberonics Inc *	1,956	99,247
Cynosure Inc ‘A’ *	468	10,675
Cytokinetics Inc *	1,494	11,339
Cytori Therapeutics Inc *	3,526	8,216
Dendreon Corp *	11,123	32,590
Depomed Inc *	3,983	29,793
DexCom Inc *	5,012	141,489
Durata Therapeutics Inc *	936	8,461
Dyax Corp *	7,732	53,041
Dynavax Technologies Corp *	11,552	13,862
Emergent Biosolutions Inc *	340	6,477
Emeritus Corp *	2,857	52,940
Enanta Pharmaceuticals Inc *	258	5,913
Endocyte Inc *	2,147	28,619
Endologix Inc *	4,449	71,762
Epizyme Inc *	422	16,935
Esperion Therapeutics Inc *	245	4,621
Exact Sciences Corp *	4,999	59,038
Exactech Inc *	128	2,579
ExamWorks Group Inc *	2,144	55,723
Exelixis Inc *	13,014	75,741
Fibrocell Science Inc *	1,199	5,252
Fluidigm Corp *	1,788	39,229
Furiex Pharmaceuticals Inc *	477	20,983
Galena Biopharma Inc *	7,156	16,244
GenMark Diagnostics Inc *	2,535	30,800
Genomic Health Inc *	1,178	36,023
Gentiva Health Services Inc *	2,239	26,958
Globus Medical Inc ‘A’ *	3,870	67,570
Greenway Medical Technologies Inc *	1,028	21,228
GTx Inc *	1,875	3,769
Haemonetics Corp *	3,615	144,166
Halozyme Therapeutics Inc *	6,294	69,486
Hanger Inc *	1,071	36,157
Harvard Bioscience Inc *	112	589
HealthSouth Corp	5,175	178,434
HealthStream Inc *	1,427	54,055
Healthways Inc *	1,603	29,672
HeartWare International Inc *	1,162	85,070
Hi-Tech Pharmacal Co Inc	276	11,909
HMS Holdings Corp *	6,214	133,663
Horizon Pharma Inc *	1,907	6,446
Hyperion Therapeutics Inc *	600	15,678
ICU Medical Inc *	832	56,518
Idenix Pharmaceuticals Inc *	6,283	32,734
ImmunoGen Inc *	4,590	78,122
Immunomedics Inc *	4,959	30,696
Infinity Pharmaceuticals Inc *	3,393	59,208
Insmed Inc *	2,448	38,213
Insulet Corp *	3,787	137,241
Insys Therapeutics Inc *	362	12,666
Integra LifeSciences Holdings Corp *	765	30,791
Intercept Pharmaceuticals Inc *	504	34,791
InterMune Inc *	5,391	82,860
Intrexon Corp *	688	16,299
IPC The Hospitalist Co Inc *	1,188	60,600
Ironwood Pharmaceuticals Inc ‘A’ *	6,591	78,103
Isis Pharmaceuticals Inc *	7,962	298,893
KaloBios Pharmaceuticals Inc *	644	2,911
Keryx Biopharmaceuticals Inc *	5,797	58,550
KYTHERA Biopharmaceuticals Inc *	728	33,270
Landauer Inc	671	34,389
Lannett Co Inc *	1,163	25,377
Lexicon Pharmaceuticals Inc *	15,112	35,815
Ligand Pharmaceuticals Inc ‘B’ *	1,262	54,619
Luminex Corp *	2,640	52,800
MAKO Surgical Corp *	2,982	87,999
MannKind Corp *	10,550	60,135

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Masimo Corp	3,451	$91,935
MedAssets Inc *	4,328	110,018
Medical Action Industries Inc *	413	2,742
Medidata Solutions Inc *	1,886	186,582
MEI Pharma Inc *	685	7,768
Merge Healthcare Inc *	4,678	12,210
Meridian Bioscience Inc	2,934	69,389
Merrimack Pharmaceuticals Inc *	6,794	25,817
MiMedx Group Inc *	6,013	25,074
Molina Healthcare Inc *	2,009	71,520
Momenta Pharmaceuticals Inc *	2,786	40,091
MWI Veterinary Supply Inc *	906	135,320
Nanosphere Inc *	3,800	7,600
National Research Corp ‘A’ *	188	3,540
National Research Corp ‘B’	93	2,777
Natus Medical Inc *	1,279	18,136
Navidea Biopharmaceuticals Inc *	7,307	19,364
Nektar Therapeutics *	5,674	59,293
Neogen Corp *	1,692	102,738
NeoGenomics Inc *	2,338	7,014
Neurocrine Biosciences Inc *	4,740	53,657
NewLink Genetics Corp *	1,207	22,667
Novavax Inc *	9,574	30,254
NPS Pharmaceuticals Inc *	4,574	145,499
NuVasive Inc *	678	16,604
NxStage Medical Inc *	4,229	55,654
Omeros Corp *	2,145	20,914
Omnicell Inc *	1,394	33,010
OncoGenex Pharmaceutical Inc *	1,056	9,789
OncoMed Pharmaceuticals Inc *	275	4,210
Onconova Therapeutics Inc *	352	9,317
Opko Health Inc *	13,382	117,895
Optimer Pharmaceuticals Inc *	3,448	43,445
Orexigen Therapeutics Inc *	6,697	41,120
Osiris Therapeutics Inc *	1,189	19,785
OvaScience Inc *	639	6,332
Owens & Minor Inc	942	32,584
Pacira Pharmaceuticals Inc *	1,954	93,968
PAREXEL International Corp *	4,030	202,427
PDL BioPharma Inc	9,903	78,927
Peregrine Pharmaceuticals Inc *	10,639	15,001
PhotoMedex Inc *	317	5,040
Portola Pharmaceuticals Inc *	693	18,538
Progenics Pharmaceuticals Inc *	3,422	17,213
PTC Therapeutics Inc *	600	12,876
Puma Biotechnology Inc *	1,570	84,246
Quality Systems Inc	2,833	61,561
Questcor Pharmaceuticals Inc	3,680	213,440
Quidel Corp *	1,988	56,459
Raptor Pharmaceutical Corp *	4,234	63,256
Receptos Inc *	413	10,726
Regulus Therapeutics Inc *	694	6,544
Repligen Corp *	2,240	24,842
Repros Therapeutics Inc *	1,623	43,496
Rochester Medical Corp *	772	15,409
Rockwell Medical Inc *	472	5,385
Sagent Pharmaceuticals Inc *	1,313	26,785
Sangamo Biosciences Inc *	4,296	45,022
Santarus Inc *	3,922	88,520
Sarepta Therapeutics Inc *	2,378	112,313
SciClone Pharmaceuticals Inc *	2,833	14,363
Sequenom Inc *	8,243	22,009
SIGA Technologies Inc *	2,430	9,331
Skilled Healthcare Group Inc ‘A’ *	1,353	5,899
Spectranetics Corp *	2,857	47,940
Staar Surgical Co *	2,419	32,753
Stemline Therapeutics Inc *	654	29,620
STERIS Corp	4,178	179,487
Sucampo Pharmaceuticals Inc ‘A’ *	977	6,096
Sunesis Pharmaceuticals Inc *	2,359	11,701

	Shares	Value
Supernus Pharmaceuticals Inc *	1,067	$7,821
SurModics Inc *	1,033	24,565
Synageva BioPharma Corp *	1,209	76,542
Synergy Pharmaceuticals Inc *	5,757	26,309
Synta Pharmaceuticals Corp *	2,900	18,299
Team Health Holdings Inc *	4,869	184,730
TearLab Corp *	2,064	22,828
TESARO Inc *	944	36,571
Tetraphase Pharmaceuticals Inc *	821	9,343
TG Therapeutics Inc *	1,051	5,350
The Ensign Group Inc	1,306	53,690
The Medicines Co *	4,482	150,237
The Providence Service Corp *	759	21,776
TherapeuticsMD Inc *	5,600	16,408
Thoratec Corp *	4,063	151,509
Threshold Pharmaceuticals Inc *	3,308	15,382
Triple-S Management Corp ‘B’ *	92	1,692
U.S. Physical Therapy Inc	864	26,853
Unilife Corp *	6,830	22,676
Utah Medical Products Inc	237	14,087
Vanda Pharmaceuticals Inc *	2,354	25,823
Vanguard Health Systems Inc *	2,080	43,701
Vascular Solutions Inc *	1,182	19,858
Verastem Inc *	1,203	14,965
Vical Inc *	4,975	6,219
ViroPharma Inc *	4,628	181,880
Vivus Inc *	7,157	66,703
Vocera Communications Inc *	1,275	23,715
Volcano Corp *	3,865	92,451
West Pharmaceutical Services Inc	4,932	202,952
XenoPort Inc *	479	2,721
XOMA Corp *	4,262	19,094
Zeltiq Aesthetics Inc *	1,261	11,437
ZIOPHARM Oncology Inc *	4,784	18,897
Zogenix Inc *	5,139	9,559

		11,885,026

Industrials - 14.5%

AAON Inc	1,989	52,828
Acacia Research Corp	1,011	23,314
Accuride Corp *	2,687	13,811
Aceto Corp	395	6,170
Acorn Energy Inc	1,304	7,694
Acuity Brands Inc	3,041	279,833
Aegion Corp *	336	7,973
Aircastle Ltd (Bermuda)	1,968	34,263
Albany International Corp ‘A’	304	10,904
Allegiant Travel Co	1,063	111,998
Altra Holdings Inc	1,911	51,425
American Science & Engineering Inc	92	5,549
American Woodmark Corp *	714	24,740
Apogee Enterprises Inc	1,449	43,006
Applied Industrial Technologies Inc	2,747	141,470
Astronics Corp *	889	44,192
AZZ Inc	1,805	75,557
Barrett Business Services Inc	498	33,520
Beacon Roofing Supply Inc *	3,452	127,275
Blount International Inc *	3,483	42,179
BlueLinx Holdings Inc *	2,447	4,772
Builders FirstSource Inc *	3,225	18,963
CAI International Inc *	436	10,146
Capstone Turbine Corp *	21,837	25,768
Casella Waste Systems Inc ‘A’ *	2,508	14,421
Ceco Environmental Corp	615	8,659
Celadon Group Inc	104	1,942
Cenveo Inc *	1,951	5,755
Chart Industries Inc *	2,150	264,536
CIRCOR International Inc	74	4,601
CLARCOR Inc	3,523	195,632
Coleman Cable Inc	642	13,553

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Columbus McKinnon Corp *	199	$4,782
Comfort Systems USA Inc	702	11,801
Commercial Vehicle Group Inc *	1,209	9,624
Costa Inc *	636	12,097
Cubic Corp	98	5,261
Deluxe Corp	2,340	97,484
Douglas Dynamics Inc	1,454	21,417
DXP Enterprises Inc *	671	52,989
Dycom Industries Inc *	867	24,267
Echo Global Logistics Inc *	1,271	26,615
Edgen Group Inc *	1,217	9,249
Encore Wire Corp	180	7,099
Energy Recovery Inc *	1,357	9,838
EnerNOC Inc *	654	9,803
EnerSys	1,116	67,663
Enphase Energy Inc *	1,143	9,304
EnPro Industries Inc *	730	43,953
Erickson Air-Crane Inc *	189	2,960
ESCO Technologies Inc	538	17,878
Exponent Inc	932	66,955
Federal Signal Corp *	4,422	56,911
Flow International Corp *	708	2,825
Forward Air Corp	2,138	86,268
Franklin Covey Co *	450	8,077
Franklin Electric Co Inc	3,179	125,253
FuelCell Energy Inc *	11,366	14,662
Furmanite Corp *	1,669	16,523
G&K Services Inc ‘A’	233	14,071
GenCorp Inc *	3,359	53,845
Generac Holdings Inc	3,658	155,977
General Cable Corp	267	8,477
Global Brass & Copper Holdings Inc *	125	2,192
GP Strategies Corp *	1,048	27,479
Graham Corp	717	25,905
Great Lakes Dredge & Dock Co	404	2,998
H&E Equipment Services Inc *	2,102	55,829
Healthcare Services Group Inc	4,846	124,833
Heartland Express Inc	2,499	35,461
HEICO Corp	3,763	254,906
Heritage-Crystal Clean Inc *	582	10,488
Herman Miller Inc	4,160	121,389
HNI Corp	3,044	110,132
Houston Wire & Cable Co	413	5,563
Hub Group Inc ‘A’ *	2,621	102,822
Huron Consulting Group Inc *	221	11,627
Hyster-Yale Materials Handling Inc	746	66,894
InnerWorkings Inc *	3,170	31,129
Innovative Solutions & Support Inc	888	7,068
Insperity Inc	1,589	59,746
Insteel Industries Inc	1,203	19,368
Interface Inc	4,210	83,526
John Bean Technologies Corp	2,051	51,029
Kaman Corp	1,242	47,022
Kforce Inc	1,768	31,276
Knight Transportation Inc	4,167	68,839
Knoll Inc	2,306	39,064
Lindsay Corp	913	74,519
LMI Aerospace Inc *	67	895
Manitex International Inc *	877	9,586
MasTec Inc *	4,217	127,775
Matson Inc	3,027	79,398
McGrath RentCorp	858	30,631
Mine Safety Appliances Co	2,004	103,426
Mistras Group Inc *	1,143	19,431
Mobile Mini Inc *	269	9,162
Moog Inc ‘A’ *	289	16,956
Mueller Industries Inc	1,993	110,950
Mueller Water Products Inc ‘A’	11,204	89,520
Multi-Color Corp	531	18,017
National Presto Industries Inc	29	2,042

	Shares	Value
National Technical Systems Inc *	415	$9,483
NCI Building Systems Inc *	1,250	15,925
Nortek Inc *	636	43,700
Odyssey Marine Exploration Inc *	5,273	15,872
Omega Flex Inc	191	3,608
On Assignment Inc *	3,235	106,755
Pacer International Inc *	249	1,541
Park-Ohio Holdings Corp *	619	23,782
Patrick Industries Inc *	479	14,394
Pendrell Corp *	1,687	3,273
Performant Financial Corp *	1,596	17,428
PGT Inc *	2,382	23,606
Pike Electric Corp	1,012	11,456
Ply Gem Holdings Inc *	1,018	14,232
Polypore International Inc *	3,305	135,406
Power Solutions International Inc *	100	5,912
PowerSecure International Inc *	1,528	24,524
Preformed Line Products Co	19	1,367
Primoris Services Corp	2,503	63,751
Proto Labs Inc *	1,213	92,661
Quality Distribution Inc *	513	4,740
Raven Industries Inc	2,574	84,196
RBC Bearings Inc *	1,630	107,401
Republic Airways Holdings Inc *	1,828	21,753
Revolution Lighting Technologies Inc *	1,994	5,105
Rexnord Corp *	2,140	44,512
Roadrunner Transportation Systems Inc *	642	18,130
RPX Corp *	324	5,680
Rush Enterprises Inc ‘A’ *	897	23,779
Saia Inc *	1,720	53,630
Simpson Manufacturing Co Inc	239	7,784
SkyWest Inc	193	2,802
Spirit Airlines Inc *	4,276	146,539
Standard Parking Corp *	717	19,280
Standex International Corp	178	10,573
Steelcase Inc ‘A’	693	11,518
Sterling Construction Co Inc *	99	916
Sun Hydraulics Corp	1,518	55,027
Swift Transportation Co *	5,937	119,868
TAL International Group Inc	1,122	52,431
Taser International Inc *	3,634	54,183
Team Inc *	1,459	57,995
Teledyne Technologies Inc *	824	69,982
Tennant Co	1,306	80,972
Tetra Tech Inc *	361	9,346
Textainer Group Holdings Ltd (Bermuda)	497	18,821
The Advisory Board Co *	2,515	149,592
The Brink’s Co	2,406	68,090
The Corporate Executive Board Co	2,382	172,981
The ExOne Co *	400	17,040
The Gorman-Rupp Co	772	30,973
The KEYW Holding Corp *	880	11,836
The Middleby Corp *	1,333	278,477
Thermon Group Holdings Inc *	1,915	44,256
Titan International Inc	2,877	42,119
TMS International Corp ‘A’	473	8,249
Trex Co Inc *	1,221	60,476
TriMas Corp *	3,176	118,465
TrueBlue Inc *	2,885	69,269
UniFirst Corp	573	59,833
Universal Truckload Services Inc	382	10,184
US Airways Group Inc *	5,382	102,043
US Ecology Inc	1,314	39,591
USG Corp *	5,188	148,273
UTi Worldwide Inc (United Kingdom)	4,585	69,279
Wabash National Corp *	398	4,641
WageWorks Inc *	1,774	89,498
Watsco Inc	1,818	171,383
Watts Water Technologies Inc ‘A’	152	8,568
Werner Enterprises Inc	928	21,650

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Wesco Aircraft Holdings Inc *	634	$13,270
West Corp	1,003	22,236
Woodward Inc	4,874	199,005
Xerium Technologies Inc *	781	9,052
XPO Logistics Inc *	553	11,984
YRC Worldwide Inc *	185	3,123

		8,620,345

Information Technology - 23.8%

ACI Worldwide Inc *	2,825	152,719
Actuate Corp *	3,182	23,388
Acxiom Corp *	1,309	37,162
ADTRAN Inc	2,728	72,674
Advanced Energy Industries Inc *	2,603	45,605
Advent Software Inc	2,315	73,501
Alliance Fiber Optic Products Inc	820	16,785
Ambarella Inc * (Cayman)	1,323	25,825
American Software Inc ‘A’	1,728	14,757
Anaren Inc *	90	2,295
Angie’s List Inc *	1,688	37,980
Anixter International Inc *	1,121	98,267
Applied Micro Circuits Corp *	5,185	66,886
ARRIS Group Inc *	7,291	124,384
Aruba Networks Inc *	8,076	134,385
Aspen Technology Inc *	6,267	216,525
AVG Technologies NV * (Netherlands)	1,693	40,530
Badger Meter Inc	1,018	47,337
Bazaarvoice Inc *	1,907	17,316
Belden Inc	2,762	176,906
Blackbaud Inc	3,233	126,216
Blackhawk Network Holdings Inc *	821	19,729
Blucora Inc *	1,828	42,007
Bottomline Technologies Inc *	2,681	74,746
Brightcove Inc *	2,012	22,635
BroadSoft Inc *	1,988	71,628
Cabot Microelectronics Corp *	1,646	63,404
CalAmp Corp *	2,481	43,740
Calix Inc *	2,479	31,558
Callidus Software Inc *	2,700	24,759
Carbonite Inc *	851	12,765
Cardtronics Inc *	3,186	118,201
Cass Information Systems Inc	728	38,853
Cavium Inc *	3,640	149,968
ChannelAdvisor Corp *	429	15,714
Ciena Corp *	5,323	132,969
Cirrus Logic Inc *	1,821	41,300
Cognex Corp	6,157	193,083
Coherent Inc	1,461	89,778
CommVault Systems Inc *	3,297	289,575
Computer Task Group Inc	1,105	17,857
comScore Inc *	2,536	73,468
Comverse Inc *	1,573	50,257
Constant Contact Inc *	2,177	51,573
Control4 Corp *	120	2,078
Cornerstone OnDemand Inc *	2,859	147,067
CoStar Group Inc *	2,023	339,662
Cray Inc *	1,432	34,468
CSG Systems International Inc	1,307	32,740
Cvent Inc *	328	11,536
Cyan Inc *	113	1,136
Cypress Semiconductor Corp *	10,446	97,566
Daktronics Inc	551	6,166
Datalink Corp *	1,334	18,036
Dealertrack Technologies Inc *	2,741	117,424
Demandware Inc *	1,139	52,770
Dice Holdings Inc *	2,912	24,781
Digimarc Corp	453	9,151
Diodes Inc *	1,982	48,559
DTS Inc *	1,309	27,489
E2open Inc *	1,054	23,610

	Shares	Value
Ebix Inc	1,608	$15,984
eGain Corp *	931	14,049
Electro Rent Corp	686	12,444
Electronics for Imaging Inc *	1,766	55,947
Ellie Mae Inc *	1,864	59,667
Entegris Inc *	1,494	15,164
Envestnet Inc *	1,600	49,600
EPAM Systems Inc *	1,549	53,440
Epiq Systems Inc	143	1,890
ePlus Inc	16	827
Euronet Worldwide Inc *	3,531	140,534
EVERTEC Inc	2,088	46,374
Exar Corp *	2,734	36,663
ExlService Holdings Inc *	2,307	65,703
Fair Isaac Corp	2,539	140,356
FARO Technologies Inc *	1,099	46,345
FEI Co	2,958	259,712
FleetMatics Group PLC * (Ireland)	1,155	43,370
Forrester Research Inc	885	32,533
Fusion-io Inc *	3,779	50,601
Gigamon Inc *	195	7,535
Global Eagle Entertainment Inc *	1,500	14,010
Glu Mobile Inc *	4,223	11,782
Gogo Inc *	436	7,748
GT Advanced Technologies Inc *	7,121	60,600
Guidance Software Inc *	1,200	10,884
Guidewire Software Inc *	2,975	140,152
Heartland Payment Systems Inc	2,582	102,557
Higher One Holdings Inc *	2,241	17,188
Hittite Microwave Corp *	2,232	145,861
iGate Corp *	2,467	68,484
Immersion Corp *	1,864	24,586
Imperva Inc *	1,433	60,215
Infinera Corp *	7,377	83,434
Infoblox Inc *	3,551	148,503
Inphi Corp *	669	8,985
Integrated Device Technology Inc *	2,764	26,037
Interactive Intelligence Group Inc *	1,095	69,522
InterDigital Inc	2,911	108,668
Intermolecular Inc *	1,232	6,788
InvenSense Inc *	4,026	70,938
Ixia *	3,999	62,664
j2 Global Inc	3,255	161,188
Jive Software Inc *	2,795	34,937
KVH Industries Inc *	942	13,000
Lattice Semiconductor Corp *	2,132	9,509
Lionbridge Technologies Inc *	3,920	14,465
Liquidity Services Inc *	1,760	59,066
Littelfuse Inc	1,412	110,447
LivePerson Inc *	3,893	36,750
LogMeIn Inc *	1,723	53,499
Luxoft Holding Inc * (United Kingdom)	233	6,167
M/A-COM Technology Solutions Holdings Inc *	710	12,084
Manhattan Associates Inc *	1,381	131,816
Marin Software Inc *	658	8,258
Marketo Inc *	499	15,908
MAXIMUS Inc	4,842	218,084
MaxLinear Inc ‘A’ *	1,645	13,637
Maxwell Technologies Inc *	2,094	19,013
Measurement Specialties Inc *	961	52,125
Mesa Laboratories Inc	185	12,508
Methode Electronics Inc	1,467	41,076
Micrel Inc	3,282	29,899
Microsemi Corp *	5,118	124,111
MicroStrategy Inc ‘A’ *	641	66,510
Millennial Media Inc *	2,524	17,845
Mindspeed Technologies Inc *	2,651	8,059
Mitek Systems Inc *	1,737	8,998
Model N Inc *	581	5,752

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
MoneyGram International Inc *	386	$7,558
Monolithic Power Systems Inc	2,604	78,849
Monotype Imaging Holdings Inc	2,718	77,898
MoSys Inc *	2,933	10,911
Move Inc *	2,827	47,918
MTS Systems Corp	1,120	72,072
Nanometrics Inc *	1,123	18,103
Neonode Inc *	1,902	12,211
Net Element International Inc *	200	920
NetScout Systems Inc *	2,568	65,664
NIC Inc	4,592	106,121
NVE Corp *	349	17,813
OmniVision Technologies Inc *	336	5,144
OpenTable Inc *	1,615	113,018
Oplink Communications Inc *	117	2,202
OSI Systems Inc *	1,311	97,630
ParkerVision Inc *	6,335	21,222
PCTEL Inc	185	1,637
PDF Solutions Inc *	1,777	37,761
Pegasystems Inc	1,233	49,086
Peregrine Semiconductor Corp *	1,887	16,926
Perficient Inc *	318	5,838
Planet Payment Inc *	3,000	7,620
Plantronics Inc	2,815	129,631
PLX Technology Inc *	3,036	18,277
PMC-Sierra Inc *	6,173	40,865
Power Integrations Inc	2,053	111,170
Procera Networks Inc *	278	4,306
Progress Software Corp *	1,945	50,337
Proofpoint Inc *	1,544	49,593
PROS Holdings Inc *	1,595	54,533
PTC Inc *	8,482	241,143
QAD Inc ‘A’	383	5,224
QLIK Technologies Inc *	6,171	211,295
Qualys Inc *	1,064	22,759
Rally Software Development Corp *	494	14,800
Rambus Inc *	7,910	74,354
RealD Inc *	2,477	17,339
RealPage Inc *	3,298	76,382
Reis Inc *	594	9,605
Responsys Inc *	2,406	39,699
RF Micro Devices Inc *	17,456	98,452
Rofin-Sinar Technologies Inc *	140	3,389
Rogers Corp *	463	27,539
Rosetta Stone Inc *	830	13,471
Rubicon Technology Inc *	145	1,756
Ruckus Wireless Inc *	3,084	51,904
Rudolph Technologies Inc *	397	4,526
Sapiens International Corp NV (Netherlands)	201	1,216
Sapient Corp *	7,817	121,711
SciQuest Inc *	1,607	36,093
Semtech Corp *	4,772	143,112
ServiceSource International Inc *	4,326	52,258
ShoreTel Inc *	538	3,250
Shutterstock Inc *	365	26,543
Silicon Graphics International Corp *	2,388	38,805
Silicon Image Inc *	5,520	29,477
Silver Spring Networks Inc *	424	7,348
Sonus Networks Inc *	1,095	3,701
Sourcefire Inc *	2,210	167,783
Spark Networks Inc *	1,256	10,450
SPS Commerce Inc *	1,065	71,270
SS&C Technologies Holdings Inc *	4,130	157,353
Stamps.com Inc *	923	42,393
SunEdison Inc *	18,879	150,466
SunPower Corp *	2,924	76,492
support.com Inc *	3,591	19,571
Synaptics Inc *	2,309	102,242
Synchronoss Technologies Inc *	2,071	78,822

	Shares	Value
Syntel Inc	1,090	$87,309
Take-Two Interactive Software Inc *	5,735	104,148
Tangoe Inc *	2,196	52,397
TeleTech Holdings Inc *	923	23,158
Tessco Technologies Inc	28	944
Textura Corp *	269	11,589
The Hackett Group Inc	575	4,100
The Ultimate Software Group Inc *	1,961	289,051
TiVo Inc *	4,175	51,937
Travelzoo Inc *	567	15,048
Tremor Video Inc *	375	3,461
TriQuint Semiconductor Inc *	1,157	9,406
Trulia Inc *	1,965	92,414
Tyler Technologies Inc *	2,235	195,495
Ubiquiti Networks Inc	886	29,761
Ultra Clean Holdings Inc *	109	753
Ultratech Inc *	1,962	59,449
Uni-Pixel Inc *	724	12,837
Unisys Corp *	160	4,030
Universal Display Corp *	2,856	91,478
Unwired Planet Inc *	4,172	7,218
ValueClick Inc *	5,399	112,569
VASCO Data Security International Inc *	862	6,801
Veeco Instruments Inc *	615	22,896
Verint Systems Inc *	3,733	138,345
ViaSat Inc *	2,803	178,691
VirnetX Holding Corp *	2,993	61,057
Virtusa Corp *	1,443	41,934
Vistaprint NV * (Netherlands)	2,312	130,674
Vocus Inc *	128	1,192
Volterra Semiconductor Corp *	144	3,312
Vringo Inc *	879	2,532
Web.com Group Inc *	2,965	95,888
WebMD Health Corp *	2,280	65,208
WEX Inc *	2,750	241,312
XO Group Inc *	1,920	24,806
Xoom Corp *	574	18,259
Yelp Inc *	2,110	139,640
YuMe Inc *	253	2,682
Zillow Inc ‘A’ *	1,653	139,464
Zix Corp *	4,441	21,716

		14,080,092

Materials - 4.8%

Advanced Emissions Solutions Inc *	720	30,758
AEP Industries Inc *	307	22,813
AMCOL International Corp	752	24,575
American Pacific Corp *	421	23,054
American Vanguard Corp	2,029	54,621
Arabian American Development Co *	1,309	11,912
Balchem Corp	2,098	108,571
Berry Plastics Group Inc *	3,930	78,482
Boise Cascade Co *	869	23,420
Calgon Carbon Corp *	3,831	72,751
Chase Corp	140	4,113
Chemtura Corp *	6,967	160,171
Clearwater Paper Corp *	1,238	59,139
Coeur Mining Inc *	2,669	32,161
Deltic Timber Corp	787	51,265
Ferro Corp *	5,132	46,753
Flotek Industries Inc *	3,387	77,901
FutureFuel Corp	367	6,591
Globe Specialty Metals Inc	263	4,053
Gold Resource Corp	2,365	15,680
Graphic Packaging Holding Co *	14,875	127,330
H.B. Fuller Co	3,565	161,102
Handy & Harman Ltd *	320	7,638
Hawkins Inc	674	25,437
Headwaters Inc *	5,192	46,676
Hecla Mining Co	3,418	10,733
Innophos Holdings Inc	1,552	81,915

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Innospec Inc	1,572	$73,350
KapStone Paper & Packaging Corp	2,895	123,906
KMG Chemicals Inc	478	10,511
Koppers Holdings Inc	1,466	62,525
Landec Corp *	1,849	22,558
Louisiana-Pacific Corp *	7,156	125,874
LSB Industries Inc *	750	25,147
Marrone Bio Innovations Inc *	216	3,640
Materion Corp	771	24,718
Midway Gold Corp * (Canada)	7,249	6,923
Myers Industries Inc	274	5,510
Neenah Paper Inc	122	4,796
Olin Corp	3,786	87,343
Olympic Steel Inc	167	4,639
OM Group Inc *	149	5,033
OMNOVA Solutions Inc *	3,371	28,822
Paramount Gold & Silver Corp *	9,889	12,757
Penford Corp *	108	1,547
PH Glatfelter Co	2,708	73,306
PolyOne Corp	7,045	216,352
Quaker Chemical Corp	231	16,875
Schnitzer Steel Industries Inc ‘A’	98	2,699
Schweitzer-Mauduit International Inc	1,606	97,211
Stepan Co	794	45,838
Taminco Corp *	1,001	20,320
Texas Industries Inc *	1,441	95,553
Tredegar Corp	644	16,744
U.S. Concrete Inc *	998	20,020
U.S. Silica Holdings Inc	1,515	37,723
United States Lime & Minerals Inc *	133	7,794
Walter Energy Inc	1,572	22,055
Wausau Paper Corp	3,312	43,023
Worthington Industries Inc	3,748	129,044
Zep Inc	613	9,967

		2,853,738

Telecommunication Services - 0.8%

8x8 Inc *	5,116	51,518
Atlantic Tele-Network Inc	646	33,676
Cbeyond Inc *	136	872
Cincinnati Bell Inc *	4,828	13,132
Cogent Communications Group Inc	3,343	107,812
Consolidated Communications Holdings Inc	2,819	48,600
Fairpoint Communications Inc *	1,279	12,214
General Communication Inc ‘A’ *	2,257	21,487
HickoryTech Corp	975	11,095
IDT Corp ‘B’	1,032	18,318
inContact Inc *	3,559	29,433
Inteliquent Inc	918	8,868
Leap Wireless International Inc *	837	13,216
Lumos Networks Corp	1,106	23,967
magicJack VocalTec Ltd * (Israel)	894	11,506
NTELOS Holdings Corp	1,087	20,436
Premiere Global Services Inc *	685	6,823

	Shares	Value
Primus Telecommunications Group Inc	886	$3,003
Shenandoah Telecommunications Co	1,533	36,945
Straight Path Communications Inc ‘B’ *	516	2,714
Towerstream Corp *	3,677	10,516

		486,151

Utilities - 0.1%

American States Water Co	234	6,449
Pure Cycle Corp *	1,225	5,660
SJW Corp	305	8,546
South Jersey Industries Inc	418	24,486
UNS Energy Corp	183	8,531
York Water Co	683	13,708

		67,380

Total Common Stocks (Cost $42,539,628)		56,569,479

EXCHANGE-TRADED FUND - 1.2%

iShares Russell 2000 Growth Index Fund	5,506	692,875

Total Exchange-Traded Fund (Cost $637,488)		692,875

	Principal Amount

SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $1,744,660; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $1,780,969)	$1,744,660	1,744,660

Total Short-Term Investment (Cost $1,744,660)		1,744,660

TOTAL INVESTMENTS - 99.6% (Cost $44,921,776)		59,007,014

OTHER ASSETS & LIABILITIES, NET - 0.4%		249,546

NET ASSETS - 100.0%		$59,256,560

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2013, $131,600 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (12/13)	GSC	19	$2,000,144	$35,516

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$56,569,479	$56,569,479	$-	$-
	Exchange-Traded Fund	692,875	692,875	-	-
	Short-Term Investment	1,744,660	-	1,744,660	-
	Derivatives:
	Equity Contracts
	Futures	35,516	35,516	-	-

	Total	$59,042,530	$57,297,870	$1,744,660	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.1%

Consumer Discretionary - 10.3%

1-800-FLOWERS.COM Inc ‘A’ *	653	$3,219
A.H. Belo Corp ‘A’	2,066	16,218
America’s Car-Mart Inc *	218	9,834
American Apparel Inc *	6,512	8,466
American Axle & Manufacturing Holdings Inc *	2,311	45,573
Asbury Automotive Group Inc *	424	22,557
Ascent Capital Group Inc ‘A’ *	1,385	111,659
Barnes & Noble Inc *	4,303	55,681
Bassett Furniture Industries Inc	1,195	19,347
Beasley Broadcasting Group Inc ‘A’	370	3,215
Beazer Homes USA Inc *	1,268	22,824
bebe stores Inc	3,823	23,282
Belo Corp ‘A’	7,907	108,326
Biglari Holdings Inc *	163	67,430
Black Diamond Inc *	2,539	30,874
Bob Evans Farms Inc	2,796	160,127
Body Central Corp *	1,842	11,236
Bravo Brio Restaurant Group Inc *	140	2,114
Bridgepoint Education Inc *	2,072	37,379
Brown Shoe Co Inc	1,847	43,349
Brunswick Corp	566	22,589
Caesars Entertainment Corp *	458	9,027
Callaway Golf Co	7,937	56,511
Career Education Corp *	6,099	16,833
Carmike Cinemas Inc *	1,842	40,671
Carrols Restaurant Group Inc *	2,580	15,738
Cavco Industries Inc *	78	4,442
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	8,553	45,074
Citi Trends Inc *	1,646	28,772
Columbia Sportswear Co	1,454	87,574
Cooper Tire & Rubber Co	6,324	194,779
Core-Mark Holding Co Inc	1,123	74,612
Corinthian Colleges Inc *	9,133	20,001
Crocs Inc *	1,388	18,891
Crown Media Holdings Inc ‘A’ *	3,247	10,001
CSS Industries Inc	974	23,386
Culp Inc	117	2,189
Cumulus Media Inc ‘A’ *	1,815	9,620
Daily Journal Corp *	105	15,434
Dana Holding Corp	15,217	347,556
Del Frisco’s Restaurant Group Inc *	663	13,373
Denny’s Corp *	2,278	13,941
Destination Maternity Corp	156	4,961
Destination XL Group Inc *	4,746	30,707
Dex Media Inc *	1,993	16,203
Diamond Resorts International Inc *	1,054	19,826
Digital Generation Inc *	2,726	35,247
DineEquity Inc	889	61,341
Einstein Noah Restaurant Group Inc	133	2,304
Entercom Communications Corp ‘A’ *	2,682	23,548
Ethan Allen Interiors Inc	383	10,674
Federal-Mogul Corp *	2,205	37,022
Fifth & Pacific Cos Inc *	13,535	340,135
Flexsteel Industries Inc	559	13,958
Fox Factory Holding Corp *	577	11,119
Fred’s Inc ‘A’	4,161	65,120
Fuel Systems Solutions Inc *	1,588	31,220
G-III Apparel Group Ltd *	464	25,330
Genesco Inc *	766	50,234
Global Sources Ltd * (Bermuda)	1,798	13,341
Gordmans Stores Inc	759	8,539
Gray Television Inc *	5,269	41,362
Group 1 Automotive Inc	2,456	190,782
Harte-Hanks Inc	4,869	42,993

	Shares	Value
Haverty Furniture Cos Inc	1,701	$41,726
Helen of Troy Ltd * (Bermuda)	3,605	159,341
hhgregg Inc *	1,477	26,453
Hooker Furniture Corp	1,227	18,344
Hovnanian Enterprises Inc ‘A’ *	3,684	19,267
Iconix Brand Group Inc *	3,427	113,845
International Speedway Corp ‘A’	3,138	101,357
Isle of Capri Casinos Inc *	2,287	17,290
Jack in the Box Inc *	1,015	40,600
JAKKS Pacific Inc	2,277	10,224
Johnson Outdoors Inc ‘A’ *	530	14,215
Jos. A. Bank Clothiers Inc *	2,691	118,296
Journal Communications Inc ‘A’ *	4,944	42,271
JTH Holding Inc ‘A’ *	63	1,194
Kirkland’s Inc *	443	8,169
La-Z-Boy Inc	4,380	99,470
LeapFrog Enterprises Inc *	7,233	68,135
Life Time Fitness Inc *	2,300	118,381
Lifetime Brands Inc	1,135	17,354
Lincoln Educational Services Corp	1,814	8,363
Live Nation Entertainment Inc *	15,895	294,852
Luby’s Inc *	2,193	15,746
M.D.C. Holdings Inc	3,534	106,055
M/I Homes Inc *	1,953	40,271
Mac-Gray Corp	1,203	17,516
Maidenform Brands Inc *	2,639	61,990
Marcus Corp	2,131	30,963
MarineMax Inc *	2,638	32,184
Marriott Vacations Worldwide Corp *	3,296	145,024
Martha Stewart Living Omnimedia Inc ‘A’ *	3,128	7,194
Matthews International Corp ‘A’	1,744	66,412
MDC Partners Inc ‘A’ (Canada)	1,867	52,239
Media General Inc ‘A’ *	2,216	31,600
Meredith Corp	4,041	192,432
Meritage Homes Corp *	720	30,924
Modine Manufacturing Co *	5,349	78,256
Monarch Casino & Resort Inc *	436	8,275
Morgans Hotel Group Co *	1,735	13,342
Movado Group Inc	1,888	82,600
NACCO Industries Inc ‘A’	564	31,257
National CineMedia Inc	4,509	85,040
New York & Co Inc *	1,229	7,104
Noodles & Co *	163	6,955
Office Depot Inc *	20,891	100,904
OfficeMax Inc	9,837	125,815
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	10,827	140,534
Pacific Sunwear of California Inc *	554	1,662
Penske Automotive Group Inc	3,700	158,101
Perry Ellis International Inc	1,390	26,188
Pinnacle Entertainment Inc *	465	11,648
Quiksilver Inc *	4,081	28,689
RadioShack Corp *	11,182	38,131
Reading International Inc ‘A’ *	1,842	12,102
Red Robin Gourmet Burgers Inc *	207	14,718
Regis Corp	5,373	78,876
Remy International Inc	1,554	31,453
Rent-A-Center Inc	6,026	229,591
Rentrak Corp *	66	2,153
RetailMeNot Inc *	282	10,031
RG Barry Corp	1,041	19,685
Ruby Tuesday Inc *	6,950	52,125
Saga Communications Inc ‘A’	385	17,086
Saks Inc *	11,818	188,379
Salem Communications Corp ‘A’	1,172	9,704
Scholastic Corp	2,979	85,348
Scientific Games Corp ‘A’ *	1,346	21,765
Sears Hometown & Outlet Stores Inc *	344	10,922
Select Comfort Corp *	394	9,594
Shiloh Industries Inc	637	8,345
Shoe Carnival Inc	1,679	45,350

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Skechers U.S.A. Inc ‘A’ *	4,367	$135,857
Skullcandy Inc *	2,071	12,799
Sonic Automotive Inc ‘A’	3,280	78,064
Sonic Corp *	1,319	23,412
Spartan Motors Inc	3,905	23,703
Speedway Motorsports Inc	1,327	23,753
Stage Stores Inc	3,705	71,136
Standard Motor Products Inc	628	20,196
Standard Pacific Corp *	16,759	132,564
Stein Mart Inc	1,461	20,045
Steiner Leisure Ltd * (Bahamas)	1,138	66,493
Stewart Enterprises Inc ‘A’	747	9,816
Stoneridge Inc *	502	5,427
Superior Industries International Inc	2,602	46,394
Systemax Inc	1,178	10,920
The Bon-Ton Stores Inc	109	1,150
The Cato Corp ‘A’	2,508	70,174
The Children’s Place *	1,720	99,519
The E.W. Scripps Co ‘A’ *	3,555	65,234
The Finish Line Inc ‘A’	3,662	91,074
The Jones Group Inc	9,039	135,675
The McClatchy Co ‘A’ *	1,357	4,071
The Men’s Wearhouse Inc	5,683	193,506
The New York Times Co ‘A’ *	14,562	183,044
The Pep Boys-Manny Moe & Jack *	6,023	75,107
Tilly’s Inc ‘A’ *	72	1,045
Town Sports International Holdings Inc	2,684	34,838
Trans World Entertainment Corp	1,048	4,852
TRI Pointe Homes Inc *	1,603	23,532
Tuesday Morning Corp *	4,860	74,212
UCP Inc ‘A’ *	613	9,097
Unifi Inc *	1,668	38,964
Universal Electronics Inc *	1,510	54,405
Universal Technical Institute Inc	2,410	29,233
Valassis Communications Inc	4,391	126,812
Valuevision Media Inc ‘A’ *	530	2,306
VOXX International Corp *	2,101	28,784
WCI Communities Inc *	337	5,817
West Marine Inc *	1,917	23,387
Weyco Group Inc	676	19,144
WMS Industries Inc *	6,190	160,630
World Wrestling Entertainment Inc ‘A’	2,928	29,778
Zagg Inc *	3,419	15,386
Zale Corp *	3,704	56,301

		9,248,771

Consumer Staples - 2.6%

Alico Inc	43	1,770
Alliance One International Inc *	9,689	28,195
Boulder Brands Inc *	369	5,919
Cal-Maine Foods Inc	247	11,881
Central Garden & Pet Co ‘A’ *	4,140	28,359
Chiquita Brands International Inc *	5,281	66,857
Craft Brew Alliance Inc *	705	9,475
Darling International Inc *	9,782	206,987
Diamond Foods Inc *	2,530	59,657
Dole Food Co Inc *	5,810	79,132
Elizabeth Arden Inc *	433	15,986
Fairway Group Holdings Corp *	1,038	26,531
Fresh Del Monte Produce Inc (Cayman)	4,278	126,971
Griffin Land & Nurseries Inc	265	8,507
Harbinger Group Inc *	3,681	38,172
Harris Teeter Supermarkets Inc	4,955	243,736
Ingles Markets Inc ‘A’	1,324	38,039
Inter Parfums Inc	548	16,435
John B Sanfilippo & Son Inc	924	21,428
Nash Finch Co	1,375	36,314
Nature’s Sunshine Products Inc	1,238	23,609
Nutraceutical International Corp	945	22,434
Oil-Dri Corp of America	392	13,226

	Shares	Value
Omega Protein Corp *	2,037	$20,716
Orchids Paper Products Co	93	2,573
Post Holdings Inc *	3,688	148,885
Revlon Inc ‘A’ *	842	23,382
Rite Aid Corp *	32,421	154,324
Roundy’s Inc	2,894	24,888
Seaboard Corp	30	82,440
Seneca Foods Corp ‘A’ *	911	27,412
Snyder’s-Lance Inc	4,565	131,700
Spartan Stores Inc	2,448	54,003
SUPERVALU Inc *	5,988	49,281
Synutra International Inc *	196	1,039
The Andersons Inc	2,113	147,699
The Pantry Inc *	2,438	27,013
Tootsie Roll Industries Inc	133	4,099
TreeHouse Foods Inc *	1,426	95,300
Universal Corp	2,633	134,099
Vector Group Ltd	1,866	30,041
Village Super Market Inc ‘A’	248	9,429
Weis Markets Inc	1,251	61,224

		2,359,167

Energy - 7.2%

Adams Resources & Energy Inc	229	12,712
Alon USA Energy Inc	2,635	26,903
Alpha Natural Resources Inc *	24,939	148,636
Apco Oil and Gas International Inc * (Cayman)	850	12,121
Approach Resources Inc *	1,753	46,069
Arch Coal Inc	23,979	98,554
Athlon Energy Inc *	1,253	40,973
Basic Energy Services Inc *	3,354	42,395
Berry Petroleum Co ‘A’	4,038	174,159
Bill Barrett Corp *	3,910	98,180
Bolt Technology Corp	933	16,841
BPZ Resources Inc *	13,337	26,007
Bristow Group Inc	4,081	296,934
C&J Energy Services Inc *	5,091	102,227
Cal Dive International Inc *	11,165	22,888
Callon Petroleum Co *	4,517	24,708
CARBO Ceramics Inc	1,268	125,671
Carrizo Oil & Gas Inc *	661	24,662
Clayton Williams Energy Inc *	659	34,578
Cloud Peak Energy Inc *	6,863	100,680
Comstock Resources Inc	5,445	86,630
Contango Oil & Gas Co	1,177	43,255
Crimson Exploration Inc *	2,343	7,052
Crosstex Energy Inc	434	9,066
Dawson Geophysical Co *	907	29,450
Delek US Holdings Inc	1,461	30,813
Emerald Oil Inc *	4,148	29,824
Endeavour International Corp *	5,303	28,371
Energy XXI Ltd (Bermuda)	8,955	270,441
EPL Oil & Gas Inc *	2,281	84,648
Equal Energy Ltd (Canada)	4,068	19,160
Era Group Inc *	2,285	62,106
EXCO Resources Inc	7,363	49,627
Exterran Holdings Inc *	6,502	179,260
Forest Oil Corp *	11,721	71,498
Forum Energy Technologies Inc *	2,227	60,151
Frontline Ltd * (Bermuda)	5,726	15,174
GasLog Ltd (Bermuda)	2,838	42,371
Global Geophysical Services Inc *	2,192	5,940
Green Plains Renewable Energy Inc	2,837	45,534
Gulf Island Fabrication Inc	1,620	39,706
Gulfmark Offshore Inc ‘A’	3,021	153,739
Halcon Resources Corp *	26,153	115,858
Hallador Energy Co	1,012	7,388
Helix Energy Solutions Group Inc *	11,958	303,374
Hercules Offshore Inc *	18,013	132,756

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Hornbeck Offshore Services Inc *	3,826	$219,765
ION Geophysical Corp *	11,823	61,480
Jones Energy Inc ‘A’ *	754	12,373
Key Energy Services Inc *	17,220	125,534
Knightsbridge Tankers Ltd (Bermuda)	2,788	28,354
L&L Energy Inc *	3,151	4,002
Magnum Hunter Resources Corp *	13,356	82,407
Matador Resources Co *	6,567	107,239
Matrix Service Co *	2,446	47,991
Midstates Petroleum Co Inc *	3,666	18,807
Miller Energy Resources Inc *	3,490	25,337
Mitcham Industries Inc *	1,469	22,461
Natural Gas Services Group Inc *	1,387	37,199
Newpark Resources Inc *	1,845	23,358
Nordic American Tankers Ltd (Bermuda)	7,515	61,924
Northern Oil & Gas Inc *	7,200	103,896
Nuverra Environmental Solutions Inc *	15,249	34,920
Panhandle Oil & Gas Inc ‘A’	35	990
Parker Drilling Co *	13,456	76,699
PDC Energy Inc *	4,017	239,172
Penn Virginia Corp *	6,183	41,117
PetroQuest Energy Inc *	471	1,889
PHI Inc *	1,337	50,418
Pioneer Energy Services Corp *	7,051	52,953
Quicksilver Resources Inc *	11,463	22,582
Renewable Energy Group Inc *	1,903	28,830
Resolute Energy Corp *	7,629	63,778
REX American Resources Corp *	553	16,999
Sanchez Energy Corp *	4,015	106,036
Scorpio Tankers Inc	20,839	203,389
SEACOR Holdings Inc	2,077	187,844
SemGroup Corp ‘A’	323	18,417
Ship Finance International Ltd (Bermuda)	6,369	97,255
Stone Energy Corp *	5,639	182,873
Swift Energy Co *	4,913	56,106
Teekay Tankers Ltd ‘A’	6,885	18,039
Tesco Corp * (Canada)	3,436	56,935
TETRA Technologies Inc *	8,851	110,903
TGC Industries Inc	131	1,034
Triangle Petroleum Corp *	6,263	61,503
Ur-Energy Inc * (Canada)	10,815	12,545
Vaalco Energy Inc *	3,148	17,566
Vantage Drilling Co * (Cayman)	22,444	38,828
W&T Offshore Inc	3,925	69,551
Warren Resources Inc *	8,252	24,178
Western Refining Inc	2,706	81,288
Westmoreland Coal Co *	1,278	16,844
Willbros Group Inc *	4,483	41,154
ZaZa Energy Corp *	2,227	2,561

		6,416,413

Financials - 36.6%

1st Source Corp	1,717	46,222
1st United Bancorp Inc	3,431	25,149
Acadia Realty Trust REIT	5,114	126,214
Access National Corp	878	12,520
AG Mortgage Investment Trust Inc REIT	3,274	54,414
Agree Realty Corp REIT	1,515	45,723
Alexander & Baldwin Inc *	4,866	175,273
Altisource Residential Corp	2,856	65,631
Ambac Financial Group Inc *	4,006	72,669
American Assets Trust Inc REIT	3,791	115,663
American Capital Mortgage Investment Corp REIT	6,779	133,953
American Equity Investment Life Holding Co	6,691	141,983
American National Bankshares Inc	906	21,019
American Realty Capital Properties Inc REIT	14,582	177,900
American Residential Properties Inc REIT *	1,574	27,718

	Shares	Value
American Safety Insurance Holdings Ltd * (Bermuda)	1,005	$30,351
Ameris Bancorp *	2,679	49,240
AMERISAFE Inc	2,080	73,861
Ames National Corp	1,078	24,546
AmREIT Inc	2,276	39,489
AmTrust Financial Services Inc	692	27,030
Anworth Mortgage Asset Corp REIT	16,927	81,757
Apollo Commercial Real Estate Finance Inc REIT	4,382	66,913
Apollo Investment Corp	25,465	207,540
Apollo Residential Mortgage Inc REIT	3,573	52,130
Ares Commercial Real Estate Corp REIT	2,471	30,715
Argo Group International Holdings Ltd (Bermuda)	2,045	87,690
Arlington Asset Investment Corp ‘A’	1,436	34,148
Armada Hoffler Properties Inc REIT	2,164	21,445
ARMOUR Residential REIT Inc	42,715	179,403
Arrow Financial Corp	1,235	31,517
Ashford Hospitality Trust Inc REIT	6,973	86,047
Associated Estates Realty Corp REIT	6,549	97,646
Astoria Financial Corp	9,969	124,014
AV Homes Inc *	1,006	17,565
Aviv REIT Inc	1,182	26,950
Baldwin & Lyons Inc ‘B’	1,047	25,526
Banc of California Inc	1,856	25,668
BancFirst Corp	811	43,851
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	3,335	83,108
BancorpSouth Inc	10,790	215,153
Bank Mutual Corp	5,274	33,068
Bank of Kentucky Financial Corp	724	19,772
Bank of Marin Bancorp	628	26,093
Bank of the Ozarks Inc	1,040	49,910
BankFinancial Corp	2,391	21,328
Banner Corp	2,214	84,486
Bar Harbor Bankshares	461	16,960
BBCN Bancorp Inc	8,957	123,248
BBX Capital Corp ‘A’ *	814	11,697
Beneficial Mutual Bancorp Inc *	3,587	35,762
Berkshire Hills Bancorp Inc	2,868	72,015
BlackRock Kelso Capital Corp	7,714	73,206
BNC Bancorp	2,094	27,934
Boston Private Financial Holdings Inc	9,036	100,300
Bridge Bancorp Inc	1,060	22,790
Bridge Capital Holdings *	1,126	19,119
Brookline Bancorp Inc	7,964	74,941
Bryn Mawr Bank Corp	1,536	41,426
C&F Financial Corp	366	17,714
Calamos Asset Management Inc ‘A’	2,191	21,888
California First National Bancorp	292	4,984
Camden National Corp	873	35,706
Campus Crest Communities Inc REIT	7,334	79,207
Capital Bank Financial Corp ‘A’ *	2,829	62,097
Capital City Bank Group Inc *	1,396	16,445
Capital Southwest Corp	1,548	52,957
Capitol Federal Financial Inc	16,820	209,073
CapLease Inc REIT	10,063	85,435
Capstead Mortgage Corp REIT	10,705	125,998
Cardinal Financial Corp	3,467	57,310
Cascade Bancorp *	594	3,463
Cash America International Inc	3,231	146,300
Cathay General Bancorp	8,934	208,788
Cedar Realty Trust Inc REIT	8,056	41,730
Center Bancorp Inc	1,315	18,726
Centerstate Banks Inc	3,408	32,989
Central Pacific Financial Corp	2,468	43,684
Century Bancorp Inc ‘A’	381	12,699
Chambers Street Properties REIT	26,832	235,585
Charter Financial Corp	2,572	27,778

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Chatham Lodging Trust REIT	2,550	$45,543
Chemical Financial Corp	3,360	93,811
Chemung Financial Corp	429	14,856
Chesapeake Lodging Trust REIT	5,525	130,058
CIFC Corp	759	5,989
Citizens & Northern Corp	1,429	28,494
Citizens Inc *	4,856	41,956
City Holding Co	1,796	77,659
Clifton Savings Bancorp Inc	943	11,684
CNB Financial Corp	1,468	25,029
CNO Financial Group Inc	25,099	361,426
CoBiz Financial Inc	4,029	38,920
Colonial Properties Trust REIT	10,031	225,597
Colony Financial Inc REIT	7,356	146,973
Columbia Banking System Inc	5,795	143,136
Community Bank System Inc	4,556	155,451
Community Trust Bancorp Inc	1,618	65,675
CommunityOne Bancorp *	1,197	11,826
ConnectOne Bancorp Inc *	203	7,127
Consolidated-Tomoka Land Co	657	25,288
Consumer Portfolio Services Inc *	932	5,527
Cousins Properties Inc REIT	19,019	195,706
Cowen Group Inc ‘A’ *	10,959	37,809
Crawford & Co ‘B’	1,830	17,751
CU Bancorp *	1,085	19,801
CubeSmart REIT	15,065	268,760
Customers Bancorp Inc *	2,270	36,547
CVB Financial Corp	10,445	141,216
CyrusOne Inc REIT	2,163	41,054
CYS Investments Inc REIT	19,973	162,380
DCT Industrial Trust Inc REIT	32,960	236,982
DFC Global Corp *	4,605	50,609
DiamondRock Hospitality Co REIT	22,147	236,308
Dime Community Bancshares Inc	3,624	60,340
Donegal Group Inc ‘A’	817	11,430
Doral Financial Corp *	764	14,577
DuPont Fabros Technology Inc REIT	4,015	103,467
Dynex Capital Inc REIT	6,341	55,611
Eagle Bancorp Inc *	2,552	72,196
Eastern Insurance Holdings Inc	571	13,938
EastGroup Properties Inc REIT	239	14,151
Education Realty Trust Inc REIT	12,864	117,062
Ellington Residential Mortgage REIT	730	11,220
EMC Insurance Group Inc	499	15,060
Employers Holdings Inc	1,042	30,989
Encore Capital Group Inc *	617	28,296
Enstar Group Ltd * (Bermuda)	697	95,210
Enterprise Bancorp Inc	815	15,412
Enterprise Financial Services Corp	2,055	34,483
EPR Properties REIT	5,356	261,051
Equity One Inc REIT	6,860	149,960
ESB Financial Corp	1,462	18,641
ESSA Bancorp Inc	1,026	10,691
EverBank Financial Corp	9,112	136,498
Excel Trust Inc REIT	5,473	65,676
Ezcorp Inc ‘A’ *	5,780	97,566
F.N.B. Corp	16,489	200,012
Farmers Capital Bank Corp *	871	19,040
FBL Financial Group Inc ‘A’	996	44,720
FBR & Co *	998	26,756
Federal Agricultural Mortgage Corp ‘C’	1,155	38,554
FelCor Lodging Trust Inc REIT *	14,011	86,308
Fidelity Southern Corp	1,657	25,418
Fidus Investment Corp	1,541	29,895
Fifth Street Finance Corp	15,575	160,267
Financial Institutions Inc	1,582	32,368
First American Financial Corp	12,222	297,606
First Bancorp NC	2,241	32,382
First BanCorp PR *	8,116	46,099
First Busey Corp	8,274	43,108

	Shares	Value
First Commonwealth Financial Corp	11,148	$84,613
First Community Bancshares Inc	2,048	33,485
First Connecticut Bancorp Inc	1,922	28,253
First Defiance Financial Corp	1,115	26,080
First Federal Bancshares of Arkansas Inc *	231	2,160
First Financial Bancorp	6,640	100,729
First Financial Bankshares Inc	1,171	68,878
First Financial Corp	1,285	40,567
First Financial Holdings Inc	2,727	150,421
First Financial Northwest Inc	1,738	18,127
First Industrial Realty Trust Inc REIT	12,160	197,843
First Interstate Bancsystem Inc	1,995	48,179
First Merchants Corp	3,288	56,981
First Midwest Bancorp Inc	8,509	128,571
First NBC Bank Holding Co *	473	11,532
First Potomac Realty Trust REIT	6,551	82,346
First Security Group Inc *	6,611	13,751
Firsthand Technology Value Fund Inc *	922	22,571
FirstMerit Corp	18,763	407,345
Flagstar Bancorp Inc *	2,241	33,077
Flushing Financial Corp	3,505	64,667
Forestar Group Inc *	3,475	74,817
Fortegra Financial Corp *	717	6,102
Fox Chase Bancorp Inc	1,403	24,412
Franklin Financial Corp	1,207	22,885
Franklin Street Properties Corp REIT	10,301	131,235
Gain Capital Holdings Inc	1,278	16,090
Garrison Capital Inc	666	9,843
German American Bancorp Inc	1,439	36,292
Getty Realty Corp REIT	2,939	57,105
GFI Group Inc	7,906	31,229
Glacier Bancorp Inc	8,168	201,831
Gladstone Capital Corp	2,443	21,327
Gladstone Commercial Corp REIT	1,650	29,634
Gladstone Investment Corp	3,044	21,460
Glimcher Realty Trust REIT	1,679	16,370
Global Indemnity PLC * (Ireland)	925	23,551
Golub Capital BDC Inc	4,240	73,522
Government Properties Income Trust REIT	5,767	138,004
Gramercy Property Trust Inc REIT *	6,767	28,083
Great Southern Bancorp Inc	1,185	33,453
Green Dot Corp ‘A’ *	2,936	77,305
Greenlight Capital Re Ltd ‘A’ * (Cayman)	2,407	68,455
GSV Capital Corp *	2,180	32,308
Guaranty Bancorp	1,666	22,808
Hallmark Financial Services Inc *	1,462	12,968
Hampton Roads Bankshares Inc *	3,552	5,044
Hancock Holding Co	9,577	300,526
Hanmi Financial Corp	3,608	59,785
Healthcare Realty Trust Inc REIT	6,670	154,144
Heartland Financial USA Inc	1,673	46,610
Hercules Technology Growth Capital Inc	6,987	106,552
Heritage Commerce Corp	2,313	17,694
Heritage Financial Corp	1,763	27,362
Heritage Oaks Bancorp *	2,183	13,971
Hersha Hospitality Trust REIT	23,004	128,592
HFF Inc ‘A’	581	14,554
Highwoods Properties Inc REIT	7,061	249,324
Hilltop Holdings Inc *	7,026	129,981
Hingham Institution for Savings	148	10,347
Home Bancorp Inc *	712	12,859
Home BancShares Inc	3,781	114,829
Home Federal Bancorp Inc	1,672	21,034
Home Loan Servicing Solutions Ltd (Cayman)	8,029	176,718
HomeStreet Inc	1,459	28,159
HomeTrust Bancshares Inc *	2,350	38,775
Horace Mann Educators Corp	4,493	127,511
Horizon Bancorp	1,005	23,467
Horizon Technology Finance Corp	973	12,960

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Hudson Pacific Properties Inc REIT	4,916	$95,616
Hudson Valley Holding Corp	1,879	35,288
IBERIABANK Corp	3,369	174,750
ICG Group Inc *	4,040	57,328
Imperial Holdings Inc *	1,933	12,236
Independence Holding Co	830	11,852
Independent Bank Corp	2,607	93,070
Independent Bank Group Inc	455	16,380
Infinity Property & Casualty Corp	652	42,119
Inland Real Estate Corp REIT	1,466	14,997
International Bancshares Corp	6,069	131,272
Intervest Bancshares Corp *	1,985	15,741
INTL FCStone Inc *	1,091	22,311
Invesco Mortgage Capital Inc REIT	15,510	238,699
Investment Technology Group Inc *	4,220	66,338
Investors Bancorp Inc	4,986	109,094
Investors Real Estate Trust REIT	10,879	89,752
Investors Title Co	142	10,664
iStar Financial Inc REIT *	9,612	115,728
Janus Capital Group Inc	16,853	143,419
JAVELIN Mortgage Investment Corp REIT	1,591	18,822
JMP Group Inc	1,705	10,554
Kansas City Life Insurance Co	450	19,899
KCAP Financial Inc	3,242	29,113
KCG Holdings Inc ‘A’ *	4,517	39,162
Kearny Financial Corp *	1,582	16,168
Kennedy-Wilson Holdings Inc	5,762	106,943
Kite Realty Group Trust REIT	10,200	60,486
Lakeland Bancorp Inc	4,044	45,495
Lakeland Financial Corp	1,888	61,643
LaSalle Hotel Properties REIT	10,817	308,501
LCNB Corp	722	14,144
Lexington Realty Trust REIT	17,848	200,433
LTC Properties Inc REIT	554	21,041
Macatawa Bank Corp *	2,644	14,225
Maiden Holdings Ltd (Bermuda)	4,933	58,259
Main Street Capital Corp	4,134	123,731
MainSource Financial Group Inc	2,295	34,861
Manning & Napier Inc	1,553	25,904
Marlin Business Services Corp	911	22,739
MB Financial Inc	6,219	175,625
MCG Capital Corp	8,113	40,890
Meadowbrook Insurance Group Inc	5,309	34,508
Medallion Financial Corp	2,130	31,694
Medical Properties Trust Inc REIT	18,348	223,295
Medley Capital Corp	4,592	63,324
Mercantile Bank Corp	1,006	21,911
Merchants Bancshares Inc	668	19,339
Meridian Interstate Bancorp Inc *	896	19,524
Meta Financial Group Inc	675	25,650
Metro Bancorp Inc *	1,611	33,847
MetroCorp Bancshares Inc	1,824	25,098
MGIC Investment Corp *	16,513	120,215
Middleburg Financial Corp	606	11,684
MidSouth Bancorp Inc	931	14,431
MidWestOne Financial Group Inc	766	19,694
Monmouth Real Estate Investment Corp ‘A’ REIT	4,826	43,772
Montpelier Re Holdings Ltd (Bermuda)	4,969	129,442
MPG Office Trust Inc REIT *	6,269	19,622
MVC Capital Inc	2,555	33,368
NASB Financial Inc *	453	12,426
National Bank Holdings Corp ‘A’	5,923	121,658
National Bankshares Inc	809	29,035
National Interstate Corp	558	15,518
National Penn Bancshares Inc	13,289	133,554
National Western Life Insurance Co ‘A’	248	50,039
NBT Bancorp Inc	4,988	114,624
Nelnet Inc ‘A’	2,592	99,662
New Mountain Finance Corp	4,324	62,309

	Shares	Value
New Residential Investment Corp REIT	28,652	$189,676
New York Mortgage Trust Inc REIT	7,373	46,081
NewBridge Bancorp *	2,915	21,250
NewStar Financial Inc *	2,976	54,372
NGP Capital Resources Co	2,372	17,624
Nicholas Financial Inc (Canada)	1,242	20,232
Northfield Bancorp Inc	5,102	61,938
Northrim BanCorp Inc	770	18,557
NorthStar Realty Finance Corp REIT	27,165	252,091
Northwest Bancshares Inc	10,637	140,621
OceanFirst Financial Corp	1,560	26,380
OFG Bancorp	5,187	83,978
Old National Bancorp	11,508	163,414
OmniAmerican Bancorp Inc *	1,299	31,774
One Liberty Properties Inc REIT	1,359	27,561
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	2,572	37,963
Oppenheimer Holdings Inc ‘A’	1,077	19,138
Oritani Financial Corp	3,579	58,910
Pacific Continental Corp	2,071	27,151
Pacific Premier Bancorp Inc *	1,863	25,039
PacWest Bancorp	4,304	147,885
Palmetto Bancshares Inc *	518	6,755
Park National Corp	1,319	104,307
Park Sterling Corp	5,051	32,377
Parkway Properties Inc REIT	4,953	88,015
Peapack Gladstone Financial Corp	1,009	18,717
Pebblebrook Hotel Trust REIT	6,957	199,735
PennantPark Floating Rate Capital Ltd	1,643	22,641
PennantPark Investment Corp	7,594	85,508
Penns Woods Bancorp Inc	526	26,205
Pennsylvania REIT	7,702	144,027
PennyMac Financial Services Inc ‘A’ *	1,446	27,170
PennyMac Mortgage Investment Trust REIT	5,628	127,643
Peoples Bancorp Inc	1,240	25,891
PHH Corp *	6,450	153,123
Physicians Realty Trust REIT *	1,041	12,617
PICO Holdings Inc *	2,526	54,713
Pinnacle Financial Partners Inc *	3,971	118,376
Piper Jaffray Cos *	1,828	62,682
Platinum Underwriters Holdings Ltd (Bermuda)	3,303	197,288
Preferred Bank *	1,342	23,874
Primerica Inc	6,429	259,346
PrivateBancorp Inc	7,349	157,269
Prospect Capital Corp	29,451	329,262
Prosperity Bancshares Inc	6,824	421,996
Provident Financial Holdings Inc	1,005	16,693
Provident Financial Services Inc	6,760	109,580
Provident New York Bancorp	5,098	55,517
Radian Group Inc	14,211	197,959
RAIT Financial Trust REIT	7,893	55,882
Ramco-Gershenson Properties Trust REIT	6,783	104,526
RCS Capital Corp ‘A’	178	2,976
Redwood Trust Inc REIT	9,303	183,176
Regional Management Corp *	300	9,540
Renasant Corp	3,482	94,606
Republic Bancorp Inc ‘A’	1,122	30,911
Resource America Inc ‘A’	1,327	10,656
Resource Capital Corp REIT	14,521	86,255
Retail Opportunity Investments Corp REIT	8,111	112,094
Rexford Industrial Realty Inc REIT *	1,327	17,928
RLI Corp	2,402	209,983
RLJ Lodging Trust REIT	13,954	327,779
Rockville Financial Inc	3,096	40,248
Roma Financial Corp *	106	1,971
Rouse Properties Inc REIT	2,510	51,656
Ryman Hospitality Properties Inc REIT	1,810	62,463
S&T Bancorp Inc	3,392	82,154
S.Y. Bancorp Inc	1,591	45,073

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Sabra Health Care REIT Inc	2,535	$58,330
Safeguard Scientifics Inc *	2,349	36,856
Safety Insurance Group Inc	1,462	77,442
Sandy Spring Bancorp Inc	2,859	66,500
Seacoast Banking Corp of Florida *	8,152	17,690
Select Income REIT	2,567	66,229
Selective Insurance Group Inc	6,265	153,492
Sierra Bancorp	1,413	22,226
Silver Bay Realty Trust Corp REIT	1,766	27,656
Silvercrest Asset Management Group Inc ‘A’ *	499	6,801
Simmons First National Corp ‘A’	1,904	59,195
Solar Capital Ltd	5,113	113,355
Solar Senior Capital Ltd	1,315	23,775
Southside Bancshares Inc	2,055	55,115
Southwest Bancorp Inc *	2,224	32,937
Sovran Self Storage Inc REIT	343	25,958
STAG Industrial Inc REIT	4,786	96,294
State Auto Financial Corp	1,679	35,158
State Bank Financial Corp	3,651	57,941
StellarOne Corp	2,561	57,622
Stellus Capital Investment Corp	1,370	20,523
Sterling Bancorp	3,504	48,110
Sterling Financial Corp	3,834	109,844
Stewart Information Services Corp	2,417	77,320
Stifel Financial Corp *	7,177	295,836
Strategic Hotels & Resorts Inc REIT *	3,313	28,757
Suffolk Bancorp *	1,331	23,585
Summit Hotel Properties Inc REIT	9,043	83,105
Sun Bancorp Inc *	4,468	17,112
Sunstone Hotel Investors Inc REIT	18,403	234,454
Susquehanna Bancshares Inc	21,111	264,943
SWS Group Inc *	3,186	17,778
Symetra Financial Corp	9,212	164,158
Taylor Capital Group Inc *	1,942	43,015
TCP Capital Corp	2,971	48,190
Tejon Ranch Co *	99	3,053
Terreno Realty Corp REIT	2,819	50,065
Territorial Bancorp Inc	1,209	26,562
Texas Capital Bancshares Inc *	4,618	212,289
The Bancorp Inc *	3,741	66,291
The First Bancorp Inc	1,122	18,827
The First Marblehead Corp *	10,430	8,553
The First of Long Island Corp	908	35,276
The Geo Group Inc REIT	4,258	141,578
The Navigators Group Inc *	1,165	67,302
The Phoenix Cos Inc *	660	25,522
Third Point Reinsurance Ltd * (Bermuda)	2,084	30,197
THL Credit Inc	3,915	61,152
Thomas Properties Group Inc	3,381	22,720
TICC Capital Corp	6,049	58,978
Tompkins Financial Corp	1,660	76,725
Tower Group International Ltd (Bermuda)	6,088	42,616
TowneBank	2,966	42,770
Tree.com Inc	301	7,904
Triangle Capital Corp	3,132	91,987
TriCo Bancshares	1,822	41,505
Tristate Capital Holdings Inc *	747	9,629
TrustCo Bank Corp NY	10,863	64,743
Trustmark Corp	7,642	195,635
UMB Financial Corp	4,046	219,860
UMH Properties Inc REIT	1,544	15,332
Umpqua Holdings Corp	12,691	205,848
Union First Market Bankshares Corp	2,292	53,564
United Bankshares Inc	1,794	51,990
United Community Banks Inc *	4,902	73,530
United Community Financial Corp *	5,560	21,628
United Financial Bancorp Inc	2,239	36,205
United Fire Group Inc	2,139	65,175
Universal Insurance Holdings Inc	2,574	18,147

	Shares	Value
Univest Corp of Pennsylvania	1,917	$36,135
Urstadt Biddle Properties Inc ‘A’ REIT	567	11,272
Vantagesouth Bancshares Inc *	1,259	6,685
ViewPoint Financial Group Inc	4,515	93,325
Virginia Commerce Bancorp Inc *	3,052	47,398
Walker & Dunlop Inc *	1,875	29,831
Walter Investment Management Corp *	4,165	164,684
Washington Banking Co	1,778	24,999
Washington REIT	5,445	137,595
Washington Trust Bancorp Inc	1,671	52,520
Waterstone Financial Inc *	863	8,759
Webster Financial Corp	10,207	260,585
WesBanco Inc	2,961	88,031
West Bancorp Inc	1,639	22,618
Westamerica Bancorp	3,074	152,901
Western Alliance Bancorp *	8,392	158,861
Western Asset Mortgage Capital Corp REIT	2,870	45,891
Westfield Financial Inc	2,022	14,275
WhiteHorse Finance Inc	757	11,431
Whitestone REIT	1,965	28,944
Wilshire Bancorp Inc	7,067	57,808
Winthrop Realty Trust REIT	3,112	34,699
Wintrust Financial Corp	4,203	172,617
WSFS Financial Corp	874	52,658
Yadkin Financial Corp *	1,642	28,292
ZAIS Financial Corp REIT	41	711

		32,724,352

Health Care - 4.3%

ACADIA Pharmaceuticals Inc *	447	12,279
Addus HomeCare Corp *	541	15,673
Affymetrix Inc *	7,976	49,451
Agios Pharmaceuticals Inc *	115	3,215
Albany Molecular Research Inc *	2,622	33,798
Alliance HealthCare Services Inc *	335	9,276
Almost Family Inc	906	17,604
Alnylam Pharmaceuticals Inc *	380	24,324
Alphatec Holdings Inc *	6,869	13,532
Amedisys Inc *	3,574	61,544
AmSurg Corp *	2,552	101,314
Analogic Corp	765	63,220
AngioDynamics Inc *	2,756	36,379
Anika Therapeutics Inc *	550	13,178
Aratana Therapeutics Inc *	157	2,565
Arena Pharmaceuticals Inc *	2,846	14,998
ArQule Inc *	412	960
ArthroCare Corp *	587	20,885
Astex Pharmaceuticals Inc *	9,197	77,991
AVEO Pharmaceuticals Inc *	5,811	12,029
Biolase Inc *	288	550
BioScrip Inc *	4,977	43,698
Bluebird Bio Inc *	114	3,073
Cambrex Corp *	1,770	23,364
Celldex Therapeutics Inc *	614	21,754
Cellular Dynamics International Inc *	65	1,197
Chindex International Inc *	1,058	18,039
Conatus Pharmaceuticals Inc *	97	975
CONMED Corp	3,135	106,559
Cornerstone Therapeutics Inc *	979	9,212
Cross Country Healthcare Inc *	2,959	17,932
CryoLife Inc	2,881	20,167
Curis Inc *	2,151	9,593
Cutera Inc *	1,611	14,338
Cynosure Inc ‘A’ *	1,408	32,117
Cytokinetics Inc *	619	4,698
Cytori Therapeutics Inc *	1,565	3,646
Derma Sciences Inc *	1,571	19,449
Dynavax Technologies Corp *	2,553	3,064
Emergent Biosolutions Inc *	2,550	48,578
Enzon Pharmaceuticals Inc	4,032	6,774

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Esperion Therapeutics Inc *	103	$1,943
Exactech Inc *	818	16,483
Five Star Quality Care Inc *	4,863	25,142
Geron Corp *	14,754	49,426
Greatbatch Inc *	2,700	91,881
Hanger Inc *	2,224	75,082
Harvard Bioscience Inc *	2,809	14,775
HealthSouth Corp	1,609	55,478
Healthways Inc *	1,344	24,877
Hi-Tech Pharmacal Co Inc	820	35,383
Horizon Pharma Inc *	2,633	8,900
ICU Medical Inc *	137	9,306
Idenix Pharmaceuticals Inc *	1,345	7,007
ImmunoGen Inc *	2,247	38,244
Immunomedics Inc *	434	2,686
Impax Laboratories Inc *	7,745	158,850
Integra LifeSciences Holdings Corp *	1,018	40,975
InterMune Inc *	629	9,668
Intrexon Corp *	198	4,691
Invacare Corp	3,628	62,656
Kindred Healthcare Inc	6,104	81,977
Lexicon Pharmaceuticals Inc *	1,835	4,349
LHC Group Inc *	1,361	31,929
Magellan Health Services Inc *	3,050	182,878
Medical Action Industries Inc *	911	6,049
Merit Medical Systems Inc *	4,827	58,552
Momenta Pharmaceuticals Inc *	837	12,044
National Healthcare Corp	1,219	57,622
National Research Corp ‘A’ *	659	12,409
Natus Medical Inc *	1,445	20,490
Navidea Biopharmaceuticals Inc *	1,816	4,812
Nektar Therapeutics *	4,000	41,800
NPS Pharmaceuticals Inc *	4,049	128,799
NuVasive Inc *	3,927	96,172
Omnicell Inc *	1,662	39,356
OncoMed Pharmaceuticals Inc *	81	1,240
Onconova Therapeutics Inc *	98	2,594
OraSure Technologies Inc *	6,226	37,418
Orthofix International NV * (Netherlands)	2,173	45,329
Owens & Minor Inc	5,647	195,330
Pacific Biosciences of California Inc *	5,405	29,890
Pernix Therapeutics Holdings *	1,819	4,966
PharMerica Corp *	3,315	43,990
PhotoMedex Inc *	1,098	17,458
POZEN Inc *	2,958	16,949
Progenics Pharmaceuticals Inc *	1,232	6,197
Prothena Corp PLC * (Ireland)	1,344	27,189
PTC Therapeutics Inc *	159	3,412
Rigel Pharmaceuticals Inc *	9,810	35,120
Rockwell Medical Inc *	3,729	42,548
RTI Surgical Inc *	6,406	23,958
SciClone Pharmaceuticals Inc *	1,710	8,670
Select Medical Holdings Corp	5,610	45,273
SIGA Technologies Inc *	362	1,390
Skilled Healthcare Group Inc ‘A’ *	129	562
Solta Medical Inc *	7,973	16,584
Spectrum Pharmaceuticals Inc	7,084	59,435
Staar Surgical Co *	262	3,547
Symmetry Medical Inc *	4,191	34,199
Targacept Inc *	3,210	17,045
The Ensign Group Inc	108	4,440
Tornier NV * (Netherlands)	2,958	57,178
Triple-S Management Corp ‘B’ *	2,488	45,754
Universal American Corp	4,387	33,429
USMD Holdings Inc *	108	2,863
Vanguard Health Systems Inc *	528	11,093
Vical Inc *	650	813
Vocera Communications Inc *	383	7,124
WellCare Health Plans Inc *	4,908	342,284
Wright Medical Group Inc *	4,561	118,951

	Shares	Value
XenoPort Inc *	4,218	$23,958
XOMA Corp *	878	3,933

		3,877,796

Industrials - 12.9%

AAR Corp	4,493	122,794
ABM Industries Inc	6,181	164,538
Acacia Research Corp	3,970	91,548
ACCO Brands Corp *	12,819	85,118
Accuride Corp *	332	1,706
Aceto Corp	2,466	38,519
Actuant Corp ‘A’	8,263	320,935
Aegion Corp *	3,900	92,547
Aerovironment Inc *	2,070	47,817
Air Transport Services Group Inc *	5,804	43,472
Aircastle Ltd (Bermuda)	4,594	79,982
Alamo Group Inc	787	38,492
Albany International Corp ‘A’	2,669	95,737
Ameresco Inc ‘A’ *	2,228	22,325
American Railcar Industries Inc	1,058	41,505
American Science & Engineering Inc	769	46,378
American Superconductor Corp *	5,451	12,755
Ampco-Pittsburgh Corp	974	17,454
API Technologies Corp *	3,501	10,258
Apogee Enterprises Inc	954	28,315
Applied Industrial Technologies Inc	384	19,776
ARC Document Solutions Inc *	4,113	18,879
Argan Inc	1,566	34,405
Arkansas Best Corp	2,914	74,802
Astec Industries Inc	2,292	82,420
Atlas Air Worldwide Holdings Inc *	2,912	134,272
Barnes Group Inc	6,068	211,895
Brady Corp ‘A’	5,223	159,301
Briggs & Stratton Corp	5,446	109,574
CAI International Inc *	1,229	28,599
Casella Waste Systems Inc ‘A’ *	367	2,110
CBIZ Inc *	4,263	31,717
CDI Corp	1,615	24,726
Ceco Environmental Corp	973	13,700
Celadon Group Inc	2,085	38,927
Cenveo Inc *	2,891	8,528
CIRCOR International Inc	1,867	116,090
Columbus McKinnon Corp *	1,861	44,720
Comfort Systems USA Inc	3,091	51,960
Commercial Vehicle Group Inc *	743	5,914
Compx International Inc	115	1,493
Consolidated Graphics Inc *	811	45,465
Costa Inc *	83	1,579
Courier Corp	1,313	20,772
CRA International Inc *	1,150	21,413
Cubic Corp	2,086	111,976
Curtiss-Wright Corp	5,284	248,137
Deluxe Corp	2,018	84,070
DigitalGlobe Inc *	8,412	265,987
Douglas Dynamics Inc	233	3,432
Ducommun Inc *	1,194	34,244
Dycom Industries Inc *	2,366	66,224
Dynamic Materials Corp	1,535	35,581
EMCOR Group Inc	7,577	296,488
Encore Wire Corp	2,048	80,773
Energy Recovery Inc *	2,879	20,873
EnerNOC Inc *	1,947	29,186
EnerSys	3,659	221,845
Engility Holdings Inc *	1,953	61,969
Ennis Inc	2,922	52,713
EnPro Industries Inc *	1,196	72,011
Erickson Air-Crane Inc *	120	1,879
ESCO Technologies Inc	2,141	71,145
Esterline Technologies Corp *	3,532	282,171
Flow International Corp *	4,483	17,887

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Franklin Covey Co *	310	$5,565
Franklin Electric Co Inc	275	10,835
FreightCar America Inc	1,350	27,918
FTI Consulting Inc *	4,551	172,028
Furmanite Corp *	1,554	15,385
G&K Services Inc ‘A’	1,838	110,997
GenCorp Inc *	1,508	24,173
General Cable Corp	5,205	165,259
Gibraltar Industries Inc *	3,421	48,783
Global Brass & Copper Holdings Inc *	674	11,822
Global Power Equipment Group Inc	1,915	38,511
GrafTech International Ltd *	13,217	111,684
Granite Construction Inc	4,384	134,150
Great Lakes Dredge & Dock Co	6,066	45,010
Griffon Corp	5,050	63,327
Hardinge Inc	1,329	20,533
Hawaiian Holdings Inc *	5,806	43,197
Heartland Express Inc	1,252	17,766
Heidrick & Struggles International Inc	2,035	38,787
Heritage-Crystal Clean Inc *	81	1,460
HNI Corp	269	9,732
Houston Wire & Cable Co	1,335	17,982
Hurco Cos Inc	737	19,059
Huron Consulting Group Inc *	2,282	120,056
ICF International Inc *	2,233	79,071
II-VI Inc *	5,766	108,516
Insteel Industries Inc	135	2,174
International Shipholding Corp	645	17,699
Intersections Inc	1,082	9,489
JetBlue Airways Corp *	26,274	174,985
Kadant Inc	1,257	42,223
Kaman Corp	1,059	40,094
Kaydon Corp	3,643	129,399
Kelly Services Inc ‘A’	3,010	58,605
Kforce Inc	247	4,369
Kimball International Inc ‘B’	3,639	40,357
Knoll Inc	1,754	29,713
Korn/Ferry International *	5,504	117,786
Kratos Defense & Security Solutions Inc *	4,907	40,630
Layne Christensen Co *	2,213	44,171
LB Foster Co ‘A’	1,137	52,006
LMI Aerospace Inc *	1,053	14,068
LSI Industries Inc	2,477	20,906
Lydall Inc *	1,920	32,966
Marten Transport Ltd	2,621	44,950
McGrath RentCorp	1,461	52,158
Meritor Inc *	11,017	86,594
Michael Baker Corp	974	39,418
Miller Industries Inc	1,279	21,717
Mobile Mini Inc *	3,912	133,243
Moog Inc ‘A’ *	4,645	272,522
Multi-Color Corp	540	18,322
MYR Group Inc *	2,384	57,931
National Presto Industries Inc	489	34,430
National Technical Systems Inc *	132	3,016
Navigant Consulting Inc *	5,698	88,091
NCI Building Systems Inc *	361	4,599
NL Industries Inc	837	9,500
NN Inc	1,951	30,358
Northwest Pipe Co *	1,058	34,787
Odyssey Marine Exploration Inc *	535	1,610
Orbital Sciences Corp *	6,775	143,494
Orion Marine Group Inc *	3,082	32,084
Pacer International Inc *	3,623	22,426
Patriot Transportation Holding Inc *	729	24,662
Pendrell Corp *	15,720	30,497
Pike Electric Corp	1,444	16,346
Ply Gem Holdings Inc *	164	2,293
PMFG Inc *	2,396	17,730
Powell Industries Inc *	1,045	64,048

	Shares	Value
Preformed Line Products Co	258	$18,558
Quad/Graphics Inc	2,830	85,919
Quality Distribution Inc *	1,509	13,943
Quanex Building Products Corp	4,190	78,898
Republic Airways Holdings Inc *	2,661	31,666
Resources Connection Inc	4,631	62,843
Revolution Lighting Technologies Inc *	281	719
Roadrunner Transportation Systems Inc *	1,053	29,737
RPX Corp *	3,177	55,693
Rush Enterprises Inc ‘A’ *	2,473	65,559
Schawk Inc	1,526	22,646
Simpson Manufacturing Co Inc	4,203	136,892
SkyWest Inc	5,568	80,847
Sparton Corp *	1,151	29,351
Standard Parking Corp *	615	16,537
Standex International Corp	1,157	68,726
Steelcase Inc ‘A’	8,436	140,206
Sterling Construction Co Inc *	1,688	15,614
Swisher Hygiene Inc *	12,451	7,552
TAL International Group Inc	2,043	95,469
Tecumseh Products Co ‘A’ *	2,124	19,010
Teledyne Technologies Inc *	2,906	246,807
Tetra Tech Inc *	6,770	175,275
Textainer Group Holdings Ltd (Bermuda)	1,616	61,198
The Brink’s Co	1,565	44,290
The ExOne Co *	113	4,814
The Gorman-Rupp Co	493	19,779
The Greenbrier Cos Inc *	2,773	68,576
The KEYW Holding Corp *	2,203	29,630
Titan International Inc	1,479	21,653
Titan Machinery Inc *	1,934	31,079
TMS International Corp ‘A’	896	15,626
TRC Cos Inc *	1,761	13,031
Tutor Perini Corp *	4,192	89,373
Twin Disc Inc	956	24,980
Ultrapetrol Bahamas Ltd * (Bahamas)	2,414	9,028
UniFirst Corp	744	77,688
United Stationers Inc	4,577	199,099
Universal Forest Products Inc	2,238	94,220
US Airways Group Inc *	13,126	248,869
UTi Worldwide Inc (United Kingdom)	2,903	43,864
Viad Corp	2,268	56,587
Vicor Corp *	2,022	16,540
VSE Corp	468	21,973
Wabash National Corp *	7,133	83,171
Watts Water Technologies Inc ‘A’	2,978	167,870
Werner Enterprises Inc	3,688	86,041
Wesco Aircraft Holdings Inc *	3,652	76,436
West Corp	838	18,578
XPO Logistics Inc *	2,452	53,135
YRC Worldwide Inc *	935	15,783

		11,575,273

Information Technology - 10.4%

Accelrys Inc *	6,329	62,404
Actuate Corp *	296	2,176
Acxiom Corp *	6,253	177,523
ADTRAN Inc	2,363	62,950
Advanced Energy Industries Inc *	268	4,695
Aeroflex Holding Corp *	2,126	14,967
Agilysys Inc *	1,611	19,203
Alpha & Omega Semiconductor Ltd * (Bermuda)	1,888	15,878
Amkor Technology Inc *	7,758	33,282
ANADIGICS Inc *	9,504	18,723
Anaren Inc *	1,171	29,860
Angie’s List Inc *	2,104	47,340
Anixter International Inc *	1,274	111,679
ARRIS Group Inc *	1,577	26,904
Aspen Technology Inc *	595	20,557

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
ATMI Inc *	3,603	$95,552
Audience Inc *	1,072	12,049
Aviat Networks Inc *	6,833	17,629
Avid Technology Inc *	3,456	20,736
Axcelis Technologies Inc *	12,308	25,970
Bankrate Inc *	5,226	107,499
Bazaarvoice Inc *	2,447	22,219
Bel Fuse Inc ‘B’	1,078	18,800
Belden Inc	563	36,060
Benchmark Electronics Inc *	6,141	140,567
Black Box Corp	1,793	54,938
Blucora Inc *	1,700	39,066
Brooks Automation Inc	7,549	70,281
CACI International Inc ‘A’ *	2,606	180,101
Calix Inc *	600	7,638
Ceva Inc *	2,476	42,711
Checkpoint Systems Inc *	4,643	77,538
CIBER Inc *	8,473	27,961
Ciena Corp *	2,991	74,715
Cirrus Logic Inc *	4,262	96,662
Coherent Inc	423	25,993
Cohu Inc	2,772	30,243
Comtech Telecommunications Corp	1,884	45,819
Control4 Corp *	296	5,127
Convergys Corp	11,870	222,562
Cray Inc *	2,208	53,147
CSG Systems International Inc	1,709	42,810
CTS Corp	3,807	60,036
Cvent Inc *	198	6,964
Cyan Inc *	759	7,628
Daktronics Inc	3,281	36,714
Dealertrack Technologies Inc *	550	23,562
Demand Media Inc *	4,103	25,931
Digi International Inc *	2,907	29,099
Digital River Inc *	3,984	71,194
Diodes Inc *	907	22,222
DSP Group Inc *	2,202	15,524
EarthLink Inc	11,724	58,034
Ebix Inc	931	9,254
Electro Rent Corp	1,044	18,938
Electro Scientific Industries Inc	2,690	31,500
Electronics for Imaging Inc *	2,433	77,077
Emulex Corp *	10,276	79,742
Entegris Inc *	13,374	135,746
Entropic Communications Inc *	10,059	44,058
Epiq Systems Inc	3,298	43,600
ePlus Inc	405	20,930
Extreme Networks Inc *	10,581	55,233
Fabrinet * (Cayman)	3,170	53,383
FARO Technologies Inc *	162	6,832
Finisar Corp *	10,554	238,837
FormFactor Inc *	6,024	41,325
Fusion-io Inc *	2,574	34,466
Gerber Scientific Inc Escrow Shares * +	1,382	-
Gigamon Inc *	561	21,677
Global Cash Access Holdings Inc *	7,385	57,677
Globecomm Systems Inc *	2,643	37,081
Glu Mobile Inc *	359	1,002
Gogo Inc *	537	9,542
GSI Group Inc * (Canada)	3,413	32,560
GSI Technology Inc *	2,265	15,923
GT Advanced Technologies Inc *	2,190	18,637
Harmonic Inc *	11,459	88,120
Hutchinson Technology Inc *	2,672	9,299
Imation Corp *	3,738	15,326
Immersion Corp *	224	2,955
Infinera Corp *	1,406	15,902
Inphi Corp *	1,871	25,128
Insight Enterprises Inc *	4,913	92,954
Integrated Device Technology Inc *	10,525	99,145

	Shares	Value
Integrated Silicon Solution Inc *	3,157	$34,380
Internap Network Services Corp *	5,982	41,575
International Rectifier Corp *	7,843	194,271
Intersil Corp ‘A’	14,378	161,465
IntraLinks Holdings Inc *	4,320	38,016
Itron Inc *	4,459	190,979
IXYS Corp	2,761	26,644
Kemet Corp *	5,153	21,540
Kopin Corp *	7,488	30,177
KVH Industries Inc *	227	3,133
Lattice Semiconductor Corp *	9,607	42,847
Limelight Networks Inc *	5,813	11,219
Lionbridge Technologies Inc *	383	1,413
Littelfuse Inc	242	18,929
LTX-Credence Corp *	5,345	35,170
Luxoft Holding Inc * (United Kingdom)	143	3,785
M/A-COM Technology Solutions Holdings Inc *	84	1,430
ManTech International Corp ‘A’	2,704	77,767
Marchex Inc ‘B’	2,616	19,044
Measurement Specialties Inc *	202	10,956
Mentor Graphics Corp	10,771	251,718
Mercury Systems Inc *	3,638	36,344
Methode Electronics Inc	1,827	51,156
Microsemi Corp *	2,345	56,866
Mindspeed Technologies Inc *	712	2,164
MKS Instruments Inc	5,988	159,221
ModusLink Global Solutions Inc *	4,100	11,234
MoneyGram International Inc *	1,817	35,577
Monster Worldwide Inc *	13,258	58,600
MoSys Inc *	693	2,578
Multi-Fineline Electronix Inc *	966	15,669
Nanometrics Inc *	854	13,766
NeoPhotonics Corp *	2,264	16,731
NETGEAR Inc *	4,348	134,179
Newport Corp *	4,423	69,131
Numerex Corp ‘A’ *	1,609	17,619
OmniVision Technologies Inc *	5,579	85,414
Oplink Communications Inc *	1,955	36,793
OSI Systems Inc *	167	12,436
Park Electrochemical Corp	2,361	67,643
PC Connection Inc	1,039	15,679
PCTEL Inc	1,814	16,054
Perficient Inc *	3,313	60,827
Pericom Semiconductor Corp *	2,601	20,288
Photronics Inc *	6,930	54,262
Plantronics Inc	394	18,144
Plexus Corp *	3,851	143,257
PLX Technology Inc *	343	2,065
PMC-Sierra Inc *	13,194	87,344
PRGX Global Inc *	3,291	20,602
Procera Networks Inc *	1,901	29,446
Progress Software Corp *	3,135	81,134
QAD Inc ‘A’	49	668
QLogic Corp *	10,058	110,035
Quantum Corp *	23,985	33,099
QuinStreet Inc *	3,533	33,387
Radisys Corp *	2,630	8,442
RealD Inc *	648	4,536
RealNetworks Inc *	2,520	21,571
Responsys Inc *	298	4,917
RF Micro Devices Inc *	4,097	23,107
Richardson Electronics Ltd	1,321	15,020
Rofin-Sinar Technologies Inc *	2,975	72,025
Rogers Corp *	1,189	70,722
Rubicon Technology Inc *	1,818	22,016
Rudolph Technologies Inc *	3,051	34,781
Sanmina Corp *	9,349	163,514
Sapiens International Corp NV (Netherlands)	1,652	9,995

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
ScanSource Inc *	3,146	$108,852
SeaChange International Inc *	3,661	41,992
ShoreTel Inc *	5,781	34,917
Shutterstock Inc *	261	18,980
Sigma Designs Inc *	3,380	18,894
Sonus Networks Inc *	22,713	76,770
Spansion Inc ‘A’ *	5,357	54,052
Speed Commerce Inc *	4,632	15,193
Super Micro Computer Inc *	3,634	49,204
Supertex Inc	1,115	28,254
Sykes Enterprises Inc *	4,440	79,520
Symmetricom Inc *	4,481	21,598
SYNNEX Corp *	2,982	183,244
TechTarget Inc *	1,495	7,460
TeleCommunication Systems Inc ‘A’ *	5,188	12,762
Telenav Inc *	1,921	11,219
TeleTech Holdings Inc *	785	19,696
Tellabs Inc	40,141	91,120
Tessco Technologies Inc	594	20,018
Tessera Technologies Inc	5,970	115,519
Textura Corp *	155	6,677
The Active Network Inc *	6,126	87,663
The Hackett Group Inc	1,977	14,096
TiVo Inc *	7,671	95,427
Tremor Video Inc *	231	2,132
TriQuint Semiconductor Inc *	16,628	135,186
TTM Technologies Inc *	6,002	58,519
Ultra Clean Holdings Inc *	2,480	17,137
Unisys Corp *	4,737	119,325
United Online Inc	10,508	83,854
Unwired Planet Inc *	582	1,007
VASCO Data Security International Inc *	1,874	14,786
Veeco Instruments Inc *	3,433	127,811
Viasystems Group Inc *	356	5,144
Vishay Precision Group Inc *	1,408	20,486
Vocus Inc *	1,883	17,531
Volterra Semiconductor Corp *	2,519	57,937
Vringo Inc *	6,373	18,354
Westell Technologies Inc ‘A’ *	5,132	17,192
YuMe Inc *	151	1,601
Zygo Corp *	1,865	29,803

		9,250,739

Materials - 4.4%

A. Schulman Inc	3,328	98,043
A.M. Castle & Co *	1,971	31,733
AK Steel Holding Corp *	15,429	57,859
Allied Nevada Gold Corp *	11,817	49,395
AMCOL International Corp	1,942	63,465
Arabian American Development Co *	164	1,492
Axiall Corp	7,883	297,899
Boise Inc	11,391	143,527
Century Aluminum Co *	5,759	46,360
Chase Corp	482	14,161
Clearwater Paper Corp *	539	25,748
Coeur Mining Inc *	7,168	86,374
Commercial Metals Co	13,201	223,757
FutureFuel Corp	1,882	33,801
General Moly Inc *	6,666	10,999
Globe Specialty Metals Inc	6,869	105,851
GSE Holding Inc *	825	1,716
Handy & Harman Ltd *	65	1,552
Haynes International Inc	1,395	63,235
Hecla Mining Co	32,349	101,576
Horsehead Holding Corp *	4,996	62,250
Innospec Inc	150	6,999
Intrepid Potash Inc	6,195	97,138
Kaiser Aluminum Corp	2,128	151,620
KMG Chemicals Inc	156	3,430
Kraton Performance Polymers Inc *	3,680	72,091

	Shares	Value
Louisiana-Pacific Corp *	4,364	$76,763
LSB Industries Inc *	976	32,725
Marrone Bio Innovations Inc *	230	3,876
Materion Corp	1,101	35,298
Midway Gold Corp * (Canada)	1,085	1,036
Minerals Technologies Inc	3,939	194,468
Molycorp Inc *	14,013	91,925
Myers Industries Inc	2,777	55,845
Neenah Paper Inc	1,625	63,879
Noranda Aluminum Holding Corp	3,946	9,707
Olin Corp	3,065	70,710
Olympic Steel Inc	743	20,641
OM Group Inc *	3,380	114,176
Penford Corp *	866	12,401
PH Glatfelter Co	543	14,699
Quaker Chemical Corp	1,125	82,181
Resolute Forest Products Inc *	7,873	104,081
RTI International Metals Inc *	3,536	113,293
Schnitzer Steel Industries Inc ‘A’	2,759	75,983
Schweitzer-Mauduit International Inc	994	60,167
Sensient Technologies Corp	5,654	270,770
Stepan Co	852	49,186
Stillwater Mining Co *	13,343	146,906
SunCoke Energy Inc *	7,887	134,079
Taminco Corp *	186	3,776
Texas Industries Inc *	177	11,737
Tredegar Corp	1,752	45,552
UFP Technologies Inc *	613	13,958
United States Lime & Minerals Inc *	11	645
Universal Stainless & Alloy Products Inc *	774	25,178
Walter Energy Inc	4,618	64,791
Wausau Paper Corp	297	3,858
Zep Inc	1,605	26,097
Zoltek Cos Inc *	3,082	51,439

		3,933,897

Telecommunication Services - 0.6%

Boingo Wireless Inc *	2,035	14,245
Cbeyond Inc *	3,064	19,640
Cincinnati Bell Inc *	16,054	43,667
Fairpoint Communications Inc *	495	4,727
Hawaiian Telcom Holdco Inc *	1,248	33,197
IDT Corp ‘B’	230	4,083
inContact Inc *	613	5,070
Inteliquent Inc	2,251	21,745
Iridium Communications Inc *	7,322	50,375
Leap Wireless International Inc *	4,762	75,192
magicJack VocalTec Ltd * (Israel)	715	9,202
NII Holdings Inc *	19,457	118,104
ORBCOMM Inc *	4,143	21,834
Premiere Global Services Inc *	4,324	43,067
Shenandoah Telecommunications Co	304	7,326
Straight Path Communications Inc ‘B’ *	94	494
Towerstream Corp *	1,582	4,525
USA Mobility Inc	2,490	35,258
Vonage Holdings Corp *	7,549	23,704

		535,455

Utilities - 5.8%

ALLETE Inc	4,520	218,316
American States Water Co	3,998	110,185
Artesian Resources Corp ‘A’	835	18,579
Atlantic Power Corp (Canada)	13,643	58,801
Avista Corp	6,788	179,203
Black Hills Corp	5,024	250,497
California Water Service Group	5,414	110,013
Chesapeake Utilities Corp	1,099	57,687
Cleco Corp	6,828	306,168
Connecticut Water Service Inc	1,209	38,881
Consolidated Water Co Ltd (Cayman)	1,665	24,925

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Delta Natural Gas Co Inc	758	$16,744
Dynegy Inc *	11,261	217,563
El Paso Electric Co	4,541	151,669
Genie Energy Ltd ‘B’ *	1,410	13,818
IDACORP Inc	5,677	274,767
MGE Energy Inc	2,611	142,430
Middlesex Water Co	1,777	38,010
New Jersey Resources Corp	4,736	208,621
Northwest Natural Gas Co	3,061	128,501
NorthWestern Corp	4,289	192,662
NRG Yield Inc ‘A’ *	2,521	76,361
Ormat Technologies Inc	1,964	52,576
Otter Tail Corp	4,107	113,353
Piedmont Natural Gas Co Inc	8,555	281,288
PNM Resources Inc	8,975	203,104
Portland General Electric Co	8,570	241,931
SJW Corp	1,266	35,473
South Jersey Industries Inc	2,943	172,401
Southwest Gas Corp	5,239	261,950
The Empire District Electric Co	4,838	104,791
The Laclede Group Inc	3,702	166,590
UIL Holdings Corp	5,741	213,450
Unitil Corp	1,564	45,778
UNS Energy Corp	4,398	205,035
WGL Holdings Inc	5,863	250,409
York Water Co	391	7,847

		5,190,377

Total Common Stocks (Cost $72,257,075)		85,112,240

EXCHANGE-TRADED FUND - 1.0%

iShares Russell 2000 Value Index Fund	9,471	867,922

Total Exchange-Traded Fund (Cost $864,204)		867,922

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $2,785,345; collateralized by U.S Treasury Notes: 0.750% due 02/28/18 and value $2,845,625)	$2,785,345	$2,785,345

Total Short-Term Investment (Cost $2,785,345)		2,785,345

TOTAL INVESTMENTS - 99.2% (Cost $75,906,624)		88,765,507

OTHER ASSETS & LIABILITIES, NET - 0.8%		705,260

NET ASSETS - 100.0%		$89,470,767

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2013, $173,880 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (12/13)	GSC	28	$2,966,936	$32,984

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$85,112,240	$85,112,240	$-	$-
	Exchange-Traded Fund	867,922	867,922	-	-
	Short-Term Investment	2,785,345	-	2,785,345	-
	Derivatives:
	Equity Contracts
	Futures	32,984	32,984	-	-

	Total	$88,798,491	$86,013,146	$2,785,345	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Chile - 0.0%

Cia Cervecerias Unidas SA Exp. 10/04/13 * l	-	$-

South Korea - 0.0%

Hyundai Merchant Marine Co Ltd Exp. 11/05/13 *¯	17	55
Korea Gas Corp Exp. 10/22/13 *¯	91	826

		881

Total Rights (Cost $0)		881

PREFERRED STOCKS - 6.2%

Brazil - 5.9%

AES Tiete SA	2,800	27,162
Banco Bradesco SA	28,025	384,153
Banco Bradesco SA ADR	29,970	415,984
Banco do Estado do Rio Grande do Sul SA ‘B’	5,200	35,898
Braskem SA ADR *	2,100	33,495
Centrais Eletricas Brasileiras SA ‘B’	3,500	16,534
Centrais Eletricas Brasileiras SA ADR	800	3,736
Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,544	115,934
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,400	64,428
Cia de Bebidas das Americas *	8,328	321,126
Cia de Bebidas das Americas ADR *	9,650	370,077
Cia Energetica de Minas Gerais	8,253	71,645
Cia Energetica de Sao Paulo ‘B’	3,500	37,348
Cia Paranaense de Energia ADR ‘B’	2,200	30,712
Gerdau SA	21,761	162,989
Gerdau SA ADR	6,842	51,041
Itau Unibanco Holding SA	28,500	404,553
Itau Unibanco Holding SA ADR	33,550	473,726
Klabin SA	10,800	56,819
Lojas Americanas SA	6,123	44,977
Petroleo Brasileiro SA	38,682	320,445
Petroleo Brasileiro SA ADR	34,993	585,433
Suzano Papel e Celulose SA ‘A’	17,993	71,037
Telefonica Brasil SA	4,100	90,961
Ultrapar Participacoes SA ADR	3,300	81,147
Usinas Siderurgicas de Minas Gerais SA ‘A’ *	7,505	35,624
Vale SA	19,200	273,234
Vale SA ADR	28,066	398,818

		4,979,036

Colombia - 0.3%

Banco Davivienda SA	3,166	42,052
Bancolombia SA ADR	2,560	147,302
Grupo Aval Acciones y Valores	83,725	61,049
Grupo de Inversiones Suramericana SA	1,644	33,255

		283,658

Total Preferred Stocks (Cost $5,937,018)		5,262,694

COMMON STOCKS - 92.5%

Bermuda - 0.9%

Brilliance China Automotive Holdings Ltd *	60,000	90,121
China Gas Holdings Ltd	58,000	63,257
China Resources Gas Group Ltd	26,000	66,828

	Shares	Value
COSCO Pacific Ltd	24,182	$37,135
Credicorp Ltd	1,632	209,647
Haier Electronics Group Co Ltd	29,000	56,559
Kunlun Energy Co Ltd	54,000	75,897
VimpelCom Ltd ADR	15,200	178,600

		778,044

Brazil - 5.9%

AES Tiete SA	1,400	12,545
All-America Latina Logistica SA	14,902	58,901
Arteris SA	5,400	47,999
Banco Bradesco SA	17,237	268,242
Banco do Brasil SA	13,911	162,252
Banco Santander Brasil SA	9,300	62,691
Banco Santander Brasil SA ADR	13,939	96,876
BM&FBovespa SA	51,327	286,707
BR Malls Participacoes SA	6,400	58,043
BRF SA	7,622	185,710
BRF SA ADR	7,300	179,069
CCR SA	20,272	158,697
Centrais Eletricas Brasileiras SA ADR	2,651	7,449
CETIP SA - Mercados Organizados	8,200	86,873
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,800	77,688
Cia Energetica de Minas Gerais	5,100	42,479
Cia Hering	2,200	33,393
Cia Siderurgica Nacional SA	8,083	34,501
Cia Siderurgica Nacional SA ADR	8,700	37,149
Cielo SA	7,140	193,102
Cosan SA Industria e Comercio	3,876	74,711
CPFL Energia SA	5,200	45,494
CPFL Energia SA ADR	1,160	20,010
Cyrela Brazil Realty SA Empreendimentos e Participacoes	11,300	85,401
Duratex SA	3,300	19,639
EcoRodovias Infraestrutura e Logistica SA	6,000	41,041
Embraer SA ADR	4,178	135,660
Fibria Celulose SA *	5,500	63,207
Fibria Celulose SA ADR *	2,900	33,408
Grendene SA	836	7,446
Hypermarcas SA	13,600	109,718
Itau Unibanco Holding SA	6,162	83,826
JBS SA	10,139	35,454
Kroton Educacional SA	4,500	63,978
Localiza Rent a Car SA	2,835	42,212
Lojas Americanas SA	2,083	13,506
Lojas Renner SA	3,300	94,594
M Dias Branco SA	1,200	55,227
Multiplan Empreendimentos Imobiliarios SA	2,500	59,784
Natura Cosmeticos SA	2,921	65,239
Odontoprev SA	7,400	32,487
OGX Petroleo e Gas Participacoes SA *	10,000	948
Oi SA	1,200	2,453
Oi SA ADR	15,540	28,594
Oi SA ADR ‘C’	1,164	2,258
Petroleo Brasileiro SA	36,978	282,970
Petroleo Brasileiro SA ADR	22,016	341,028
Porto Seguro SA	2,300	29,057
Raia Drogasil SA	3,300	27,293
Souza Cruz SA	7,500	89,507
Telefonica Brasil SA ADR	1,590	35,680
Tim Participacoes SA	23,600	109,465
Totvs SA	1,828	30,922
Tractebel Energia SA	2,200	36,361
Transmissora Alianca de Energia Eletrica SA	5,338	51,301
Ultrapar Participacoes SA	5,202	128,296
Vale SA	6,200	96,400
Vale SA ADR	24,351	380,119
WEG SA	3,200	38,984

		4,984,044

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Cayman - 3.1%

Agile Property Holdings Ltd	18,000	$19,846
Belle International Holdings Ltd	103,000	149,384
China Mengniu Dairy Co Ltd	29,000	129,866
China Resources Cement Holdings Ltd	52,000	34,581
China Resources Land Ltd	30,000	85,575
China State Construction International Holdings Ltd	48,000	76,849
Country Garden Holdings Co Ltd	65,044	41,982
ENN Energy Holdings Ltd	10,000	55,804
Eurasia Drilling Co Ltd GDR (LI) ~	2,357	94,242
Evergrande Real Estate Group Ltd *	141,000	58,829
GCL-Poly Energy Holdings Ltd *	89,000	25,761
Geely Automobile Holdings Ltd	145,000	74,747
Greentown China Holdings Ltd	28,500	53,695
Hengan International Group Co Ltd	13,500	157,799
Longfor Properties Co Ltd	31,500	50,028
New World China Land Ltd	76,000	38,265
Shenzhou International Group Holdings Ltd	19,000	62,263
Shimao Property Holdings Ltd	24,926	57,836
Sino Biopharmaceutical	24,000	16,332
SOHO China Ltd	81,000	69,723
Tencent Holdings Ltd	19,600	1,029,529
Tingyi Holding Corp	30,000	79,411
Want Want China Holdings Ltd	101,000	153,323

		2,615,670

Chile - 1.8%

AES Gener SA	87,884	52,426
Aguas Andinas SA ‘A’	94,304	64,850
Banco de Chile ADR	785	71,984
Banco de Credito e Inversiones	850	50,446
Banco Santander Chile	1,004,805	65,573
Banco Santander Chile ADR	1,558	40,960
CAP SA	1,029	22,833
Cencosud SA	28,547	127,479
Cia Cervecerias Unidas SA ADR	2,000	53,220
Cia General de Electricidad SA	3,373	20,702
Colbun SA	179,217	46,247
Corpbanca SA	4,258,220	45,573
Empresa Nacional de Electricidad SA ADR	2,800	117,572
Empresas CMPC SA	14,780	45,006
Empresas COPEC SA	10,472	147,303
Enersis SA ADR	11,849	190,295
ENTEL Chile SA	4,334	70,237
Inversiones Aguas Metropolitanas SA	15,078	28,412
Latam Airlines Group SA ADR	4,238	63,909
SACI Falabella	10,378	99,513
Sigdo Koppers SA	8,610	15,182
Sociedad Quimica y Minera de Chile SA ADR	1,300	39,715
Sonda SA	17,471	46,589

		1,526,026

China - 8.6%

Agricultural Bank of China Ltd ‘H’	302,000	139,259
Air China Ltd ‘H’	58,000	39,153
Aluminum Corp of China Ltd ADR *	2,300	21,183
Anhui Conch Cement Co Ltd ‘H’	31,000	99,538
Bank of China Ltd ‘H’	1,551,400	707,048
Bank of Communications Co Ltd ‘H’	157,925	116,148
BBMG Corp ‘H’	36,500	24,508
Byd Co Ltd ‘H’ *	11,000	49,515
China BlueChemical Ltd ‘H’	22,000	13,019
China CITIC Bank Corp Ltd ‘H’	230,000	119,475
China Coal Energy Co Ltd ‘H’	146,000	87,704
China Communications Construction Co Ltd ‘H’	67,000	52,985

	Shares	Value
China Communications Services Corp Ltd ‘H’	68,000	$39,756
China Construction Bank Corp ‘H’	1,486,340	1,148,181
China COSCO Holdings Co Ltd ‘H’ *	138,500	68,497
China International Marine Containers Group Co Ltd ‘H’	10,400	18,984
China Life Insurance Co Ltd ‘H’	72,000	186,597
China Life Insurance Co Ltd ADR	4,353	169,158
China Longyuan Power Group Corp ‘H’	30,000	31,165
China Merchants Bank Co Ltd ‘H’	76,300	138,751
China Minsheng Banking Corp Ltd ‘H’	88,000	105,009
China National Building Material Co Ltd ‘H’	70,000	67,377
China Oilfield Services Ltd ‘H’	14,000	35,102
China Pacific Insurance Group Co Ltd ‘H’	46,000	164,122
China Petroleum & Chemical Corp ‘H’	340,400	266,136
China Petroleum & Chemical Corp ADR	1,820	142,488
China Railway Construction Corp Ltd ‘H’	70,000	73,937
China Railway Group Ltd ‘H’	115,000	62,949
China Shenhua Energy Co Ltd ‘H’	71,500	217,175
China Shipping Container Lines Co Ltd ‘H’ *	95,000	24,792
China Telecom Corp Ltd ADR	1,618	79,978
Chongqing Rural Commercial Bank ‘H’	124,000	59,901
CITIC Securities Co Ltd ‘H’	20,500	40,966
CSR Corp Ltd ‘H’	40,000	27,804
Dongfeng Motor Group Co Ltd ‘H’	66,000	100,503
Great Wall Motor Co Ltd ‘H’	31,000	167,653
Guangzhou Automobile Group Co Ltd ‘H’	42,000	45,497
Guangzhou R&F Properties Co Ltd ‘H’	40,000	62,730
Huaneng Power International Inc ‘H’	86,000	85,888
Industrial & Commercial Bank of China Ltd ‘H’	1,241,045	867,358
Jiangsu Expressway Co Ltd ‘H’	24,000	28,329
Jiangxi Copper Co Ltd ‘H’	17,000	33,572
New China Life Insurance Co Ltd ‘H’ *	17,200	49,291
PetroChina Co Ltd ‘H’	202,000	221,951
PetroChina Co Ltd ADR	1,750	192,412
PICC Property & Casualty Co Ltd ‘H’	57,720	78,242
Ping An Insurance Group Co of China Ltd ‘H’	31,500	234,724
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	52,000	51,005
Shanghai Electric Group Co Ltd ‘H’	14,000	5,007
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	31,900	61,594
Sinopec Shanghai Petrochemical Co Ltd ADR *	619	23,256
Sinopharm Group Co Ltd ‘H’	21,600	54,164
Tsingtao Brewery Co Ltd ‘H’	6,000	45,685
Weichai Power Co Ltd ‘H’	7,200	27,952
Yanzhou Coal Mining Co Ltd ‘H’	56,000	54,926
Yanzhou Coal Mining Co Ltd ADR	1,600	15,296
Zhaojin Mining Industry Co Ltd ‘H’	29,000	25,724
Zhejiang Expressway Co Ltd ‘H’	12,000	11,090
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	26,072
Zijin Mining Group Co Ltd ‘H’	112,000	26,829
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	31,844
ZTE Corp ‘H’ *	12,000	24,796

		7,291,750

Colombia - 0.7%

Almacenes Exito SA	7,141	122,195
Bancolombia SA	3,016	42,559
Cementos Argos SA (BOG)	7,902	41,452
Ecopetrol SA	69,336	159,311
Ecopetrol SA ADR	3,773	173,558
Grupo Aval Acciones y Valores	43,742	31,895
Grupo Nutresa SA	278	3,970

		574,940

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Cyprus - 0.1%

Globaltrans Investment PLC GDR ~	4,069	$59,128

Czech Republic - 0.2%

CEZ AS	3,220	83,268
Komercni Banka AS	284	63,231
Telefonica Czech Republic AS	1,470	23,342

		169,841

Egypt - 0.1%

Commercial International Bank SAE GDR	5,790	29,871
Global Telecom Holding GDR * ~	16,470	51,748

		81,619

Hong Kong - 3.1%

Beijing Enterprises Holdings Ltd	9,500	68,549
China Merchants Holdings International Co Ltd	18,000	65,390
China Mobile Ltd	9,000	101,360
China Mobile Ltd ADR	14,502	818,348
China Overseas Land & Investment Ltd	74,000	218,241
China Resources Enterprise Ltd	32,000	101,822
China Resources Power Holdings Co Ltd	20,000	47,678
China Taiping Insurance Holdings Co Ltd *	15,400	22,070
China Unicom Ltd	10,000	15,555
China Unicom Ltd ADR	5,450	84,039
CITIC Pacific Ltd	68,000	88,454
CNOOC Ltd	40,000	80,840
CNOOC Ltd ADR	2,681	541,026
Fosun International Ltd	71,500	56,516
Guangdong Investment Ltd	76,000	65,284
Lenovo Group Ltd	118,000	123,163
Shanghai Industrial Holdings Ltd	5,169	17,112
Sino-Ocean Land Holdings Ltd	35,500	20,909
Sun Art Retail Group Ltd	44,000	63,073

		2,599,429

Hungary - 0.3%

MOL Hungarian Oil & Gas PLC	780	56,443
OTP Bank PLC	7,212	142,748
Richter Gedeon Nyrt	1,820	31,672

		230,863

India - 6.4%

ABB Ltd (XNSE)	2,249	19,513
ACC Ltd	728	12,923
Adani Enterprises Ltd	1,199	2,697
Adani Ports & Special Economic Zone Ltd	9,699	21,276
Adani Power Ltd *	10,755	5,539
Aditya Birla Nuvo Ltd	2,630	52,529
Ambuja Cements Ltd	13,048	37,966
Apollo Hospitals Enterprise Ltd	2,321	34,425
Asian Paints Ltd	6,420	46,958
Axis Bank Ltd	7,647	122,644
Bajaj Auto Ltd	1,696	53,923
Bank of India	6,327	15,876
Bharat Heavy Electricals Ltd	17,710	39,049
Bharat Petroleum Corp Ltd	8,972	47,316
Bharti Airtel Ltd	15,159	77,129
Bosch Ltd	146	21,001
Cairn India Ltd	5,368	27,194
Cipla Ltd	9,033	62,392
Colgate-Palmolive India Ltd	1,412	27,985
Container Corp Of India	1,728	19,686
Dabur India Ltd	21,858	58,957
DLF Ltd	14,014	28,511
Dr Reddy’s Laboratories Ltd	499	18,898
Dr Reddy’s Laboratories Ltd ADR	1,900	71,801

	Shares	Value
Federal Bank Ltd	1,667	$7,521
GAIL India Ltd	5,282	27,483
GAIL India Ltd GDR ~	280	8,713
GlaxoSmithKline Pharmaceuticals Ltd	900	35,963
Godrej Consumer Products Ltd	2,985	39,742
HCL Technologies Ltd	6,348	109,343
HDFC Bank Ltd	38,318	362,814
Hero Motocorp Ltd	938	30,268
Hindalco Industries Ltd	15,938	28,452
ICICI Bank Ltd	3,312	46,575
ICICI Bank Ltd ADR	4,200	128,016
Idea Cellular Ltd	30,201	81,013
IDFC Ltd	16,783	23,695
Indian Oil Corp Ltd	7,289	24,175
IndusInd Bank Ltd	3,595	21,240
Infosys Ltd	4,748	228,288
Infosys Ltd ADR	6,957	334,701
ITC Ltd	62,346	337,193
Jaiprakash Associates Ltd	49,050	27,510
Jindal Steel & Power Ltd	5,356	20,187
JSW Steel Ltd	5,608	65,572
Kotak Mahindra Bank Ltd	8,087	86,901
Larsen & Toubro Ltd	9,412	118,140
Lupin Ltd	2,084	28,505
Mahindra & Mahindra Ltd	7,278	96,536
National Aluminium Co Ltd	5,262	2,742
Nestle India Ltd	608	50,044
NHPC Ltd	64,839	20,141
NTPC Ltd	30,501	71,996
Oil & Natural Gas Corp Ltd	25,286	107,311
Oil India Ltd	4,590	31,947
Oracle Financial Services Software Ltd *	841	41,108
Pidilite Industries Ltd	3,936	16,037
Power Grid Corp of India Ltd	22,814	35,946
Ranbaxy Laboratories Ltd *	5,898	31,014
Reliance Capital Ltd	6,056	30,497
Reliance Communications Ltd	17,316	40,409
Reliance Industries Ltd	8,478	111,360
Reliance Industries Ltd GDR (LI) ~	8,064	212,151
Reliance Infrastructure Ltd	4,162	24,559
Reliance Power Ltd *	15,483	16,652
Sesa Goa Ltd	24,858	71,475
Sesa Goa Ltd ADR *	2,940	33,134
Shree Cement Ltd	491	32,660
Shriram Transport Finance Co Ltd	534	4,850
State Bank of India	5,391	139,157
Sun Pharmaceutical Industries Ltd	14,114	133,420
Tata Consultancy Services Ltd	11,628	357,148
Tata Global Beverages Ltd	12,875	29,530
Tata Motors Ltd	12,549	66,559
Tata Motors Ltd ADR	3,200	85,184
Tata Power Co Ltd	7,070	9,137
Tata Steel Ltd	5,646	24,697
Tech Mahindra Ltd	3,643	77,281
Titan Industries Ltd	12,232	45,241
Ultratech Cement Ltd	1,575	45,253
United Spirits Ltd	921	37,278
Wipro Ltd	12,179	92,170
Yes Bank Ltd	7,759	35,526
Zee Entertainment Enterprises Ltd	13,255	48,666

		5,457,014

Indonesia - 2.4%

P.T. Adaro Energy Tbk	212,500	16,531
P.T. Alam Sutera Realty Tbk	344,500	17,877
P.T. Astra Agro Lestari Tbk	26,500	44,654
P.T. Astra International Tbk	455,000	253,704
P.T. Bank Central Asia Tbk	240,500	207,955
P.T. Bank Danamon Indonesia Tbk	99,000	33,905
P.T. Bank Mandiri Persero Tbk	211,629	145,486

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
P.T. Bank Negara Indonesia Persero Tbk	179,000	$63,069
P.T. Bank Rakyat Indonesia Persero Tbk	306,500	192,135
P.T. Bank Tabungan Pensiunan Nasional Tbk *	16,500	5,648
P.T. Bumi Resources Tbk *	122,000	4,801
P.T. Bumi Serpong Damai	255,000	31,750
P.T. Charoen Pokphand Indonesia Tbk	206,500	60,636
P.T. Global Mediacom Tbk	344,000	57,404
P.T. Gudang Garam Tbk	8,500	25,713
P.T. Indo Tambangraya Megah Tbk	7,000	15,905
P.T. Indocement Tunggal Prakarsa Tbk	37,500	58,196
P.T. Indofood CBP Sukses Makmur Tbk	36,000	31,902
P.T. Indofood Sukses Makmur Tbk	149,000	90,931
P.T. Japfa Comfeed Indonesia Tbk	153,500	18,426
P.T. Jasa Marga Persero Tbk	53,500	24,047
P.T. Kalbe Farma Tbk	362,000	36,923
P.T. Lippo Karawaci Tbk	469,000	44,181
P.T. Mayora Indah Tbk	6,500	17,777
P.T. Media Nusantara Citra Tbk	193,500	45,177
P.T. MNC Investama Tbk	545,500	16,504
P.T. Perusahaan Gas Negara Persero Tbk	207,000	93,069
P.T. Semen Indonesia Persero Tbk	62,000	69,688
P.T. Summarecon Agung Tbk	209,000	16,672
P.T. Tambang Batubara Bukit Asam Persero Tbk	24,000	26,245
P.T. Telekomunikasi Indonesia Persero Tbk ADR	3,713	134,819
P.T. Unilever Indonesia Tbk	39,000	101,665
P.T. United Tractors Tbk	22,696	31,983
P.T. Vale Indonesia Tbk	39,500	7,680
P.T. XL Axiata Tbk	47,000	17,218

		2,060,276

Malaysia - 4.2%

AirAsia Bhd	48,800	38,346
Alliance Financial Group Bhd	22,100	33,984
AMMB Holdings Bhd	36,300	82,663
Axiata Group Bhd	49,400	104,296
Batu Kawan Bhd	1,700	9,652
Berjaya Sports Toto Bhd	42,500	53,596
Boustead Holdings Bhd	3,300	5,249
British American Tobacco Malaysia Bhd	3,600	70,917
Bumi Armada Bhd *	22,100	26,453
CIMB Group Holdings Bhd	119,500	275,823
Dialog Group Bhd	40,800	31,812
DiGi.Com Bhd	81,200	120,796
DRB-Hicom Bhd	8,000	6,530
Gamuda Bhd	60,500	85,420
Genting Bhd	38,500	122,888
Genting Malaysia Bhd	80,500	104,263
Genting Plantations Bhd	8,800	25,389
Guinness Anchor Bhd	2,300	12,127
Hong Leong Bank Bhd	15,200	65,207
Hong Leong Financial Group Bhd	8,400	37,431
IJM Corp Bhd	29,500	52,327
IOI Corp Bhd	74,446	122,456
Kuala Lumpur Kepong Bhd	10,700	74,370
Lafarge Malaysia Bhd	16,800	48,573
Malayan Banking Bhd	118,627	358,303
Malaysia Airports Holdings Bhd	9,000	21,001
Maxis Bhd	74,900	160,875
MISC Bhd *	23,160	36,398
MMC Corp Bhd	33,300	26,362
Nestle Malaysia Bhd	1,600	33,385
Parkson Holdings Bhd	18,000	21,213
Petronas Chemicals Group Bhd	48,500	101,952
Petronas Dagangan Bhd	11,200	99,670
Petronas Gas Bhd	10,500	70,903
PPB Group Bhd	11,100	48,424
Public Bank Bhd	33,200	180,511

	Shares	Value
RHB Capital Bhd	22,181	$51,458
Sapurakencana Petroleum Bhd *	73,100	82,814
Sime Darby Bhd	60,900	177,156
SP Setia Bhd	49,200	50,277
Telekom Malaysia Bhd	29,300	47,036
Tenaga Nasional Bhd	66,700	184,854
UEM Sunrise Bhd	41,900	32,812
UMW Holdings Bhd	20,500	74,369
YTL Corp Bhd	112,608	53,222
YTL Power International Bhd	55,000	30,040

		3,553,603

Mexico - 5.6%

Alfa SAB de CV ‘A’	83,204	224,386
America Movil SAB de CV ‘L’	494,064	489,931
America Movil SAB de CV ‘L’ ADR	21,818	432,215
Arca Continental SAB de CV	7,000	43,585
Cemex SAB de CV *	205,084	230,160
Cemex SAB de CV ADR *	14,716	164,525
Coca-Cola Femsa SAB de CV ADR	1,127	141,980
Controladora Comercial Mexicana SAB de CV	16,227	69,026
El Puerto de Liverpool SAB de CV ‘C1’	5,511	62,227
Fomento Economico Mexicano SAB de CV ADR	5,410	525,257
Grupo Aeroportuario del Pacifico SAB de CV ADR	311	15,908
Grupo Aeroportuario del Sureste SAB de CV ADR	430	46,810
Grupo Bimbo SAB de CV ‘A’	51,200	158,182
Grupo Carso SAB de CV ‘A1’	17,400	92,892
Grupo Financiero Banorte SAB de CV ‘O’	69,548	433,350
Grupo Financiero Inbursa SAB de CV ‘O’	42,900	97,995
Grupo Mexico SAB de CV ‘B’	93,062	278,628
Grupo Televisa SAB	37,359	208,636
Grupo Televisa SAB ADR	8,100	226,395
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	20,585	46,707
Industrias Penoles SAB de CV	2,870	84,305
Kimberly-Clark de Mexico SAB de CV ‘A’	45,500	133,029
Mexichem SAB de CV	25,315	110,373
Minera Frisco SAB de CV ‘A1’ *	9,900	25,715
OHL Mexico SAB de CV *	19,300	50,795
Organizacion Soriana SAB de CV ‘B’	24,633	79,623
Wal-Mart de Mexico SAB de CV ‘V’	121,600	318,272

		4,790,907

Netherlands - 0.1%

X5 Retail Group NV GDR * ~	4,261	70,562

Peru - 0.0%

Cia de Minas Buenaventura SA ADR	2,748	32,179

Philippines - 1.4%

Aboitiz Equity Ventures Inc	34,920	36,108
Aboitiz Power Corp	21,700	15,709
Alliance Global Group Inc	169,300	91,497
Ayala Corp	5,030	69,902
Ayala Land Inc	123,300	77,271
Bank of the Philippine Islands	38,860	85,901
BDO Unibank Inc	29,363	50,628
DMCI Holdings Inc	7,400	7,822
Energy Development Corp	104,000	12,970
Globe Telecom Inc	1,415	52,022
International Container Terminal Services Inc	27,610	61,584
Jollibee Foods Corp	17,340	66,745
Manila Electric Co	3,410	22,341

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Megaworld Corp	589,000	$44,151
Metro Pacific Investments Corp	391,400	40,496
Metropolitan Bank & Trust	6,500	12,367
Philippine Long Distance Telephone Co	1,365	93,097
Philippine National Bank *	13,050	26,209
Robinsons Land Corp	20,600	9,666
San Miguel Corp	15,060	25,910
SM Investments Corp	5,488	98,421
SM Prime Holdings Inc	188,900	69,591
Universal Robina Corp	31,820	89,809

		1,160,217

Poland - 1.7%

Bank Handlowy w Warszawie SA	1,418	50,381
Bank Millennium SA *	16,906	38,572
Bank Pekao SA	3,315	189,443
Bank Zachodni WBK SA	293	32,537
BRE Bank SA	565	81,411
Eurocash SA	1,604	24,710
Grupa Azoty SA	734	17,361
ING Bank Slaski SA *	687	24,570
Jastrzebska Spolka Weglowa SA	723	16,886
KGHM Polska Miedz SA	3,091	121,704
LPP SA	14	38,781
PGE SA	21,404	114,091
Polski Koncern Naftowy Orlen SA	7,886	111,674
Polskie Gornictwo Naftowe i Gazownictwo SA	43,079	84,548
Powszechna Kasa Oszczednosci Bank Polski SA	17,251	204,486
Powszechny Zaklad Ubezpieczen SA	1,228	166,737
Synthos SA	25,885	39,529
Tauron Polska Energia SA	22,376	34,360
Telekomunikacja Polska SA	7,313	19,458

		1,411,239

Russia - 4.9%

Gazprom OAO ADR (LI)	161,740	1,425,778
Lukoil OAO ADR (LI)	12,131	769,491
Mechel ADR *	1,900	6,099
MMC Norilsk Nickel OJSC ADR	13,388	193,298
Novolipetsk Steel OJSC GDR ~	1,300	21,125
Phosagro OAO GDR ~	2,967	30,033
Rosneft OAO GDR ~	29,117	235,969
Rostelecom OJSC ADR (LI)	2,106	39,891
RusHydro JSC ADR	35,932	56,504
Sberbank of Russia ADR (LON)	73,182	881,937
Severstal OAO GDR ~	3,870	33,346
Tatneft OAO ADR	5,557	217,684
Uralkali OJSC GDR (LI) ~	6,265	163,171
VTB Bank OJSC GDR (LI) ~	41,375	109,274

		4,183,600

South Africa - 7.9%

African Rainbow Minerals Ltd	4,312	84,447
Anglo American Platinum Ltd *	1,747	75,767
AngloGold Ashanti Ltd ADR	9,339	124,022
ArcelorMittal South Africa Ltd *	3,427	12,064
Aspen Pharmacare Holdings Ltd *	8,553	223,777
Assore Ltd	620	26,902
Barclays Africa Group Ltd	8,251	121,097
Barloworld Ltd	4,976	47,248
Bidvest Group Ltd	8,176	204,915
Capitec Bank Holdings Ltd	2,056	41,130
Coronation Fund Managers Ltd	7,445	50,859
Discovery Ltd	9,948	80,316
Exxaro Resources Ltd	5,603	91,779
FirstRand Ltd	88,591	295,505
Gold Fields Ltd ADR	10,500	47,985
Harmony Gold Mining Co Ltd ADR	5,600	18,928

	Shares	Value
Impala Platinum Holdings Ltd	8,115	$99,835
Imperial Holdings Ltd	5,562	120,735
Investec Ltd	8,531	56,043
Kumba Iron Ore Ltd	1,066	49,247
Liberty Holdings Ltd	6,760	78,744
Life Healthcare Group Holdings Ltd	24,468	86,948
Massmart Holdings Ltd	2,949	49,373
Mediclinic International Ltd	9,529	70,488
MMI Holdings Ltd	29,621	72,089
Mondi Ltd	4,228	72,012
Mr Price Group Ltd	7,260	100,519
MTN Group Ltd	46,825	913,877
Nampak Ltd	18,796	58,391
Naspers Ltd ‘N’	10,044	926,569
Nedbank Group Ltd	5,301	107,949
Netcare Ltd	22,886	54,628
Pick n Pay Stores Ltd	1,971	8,167
PPC Ltd	640	1,924
Sanlam Ltd	51,753	241,469
Santam Ltd	220	4,096
Sasol Ltd	1,209	57,684
Sasol Ltd ADR	14,012	669,633
Shoprite Holdings Ltd	12,375	203,540
Standard Bank Group Ltd	30,696	366,408
Steinhoff International Holdings Ltd	27,465	97,770
The Foschini Group Ltd	4,177	43,214
The Spar Group Ltd	5,358	64,600
Tiger Brands Ltd	4,908	146,183
Truworths International Ltd	10,708	95,956
Vodacom Group Ltd	7,573	93,942
Woolworths Holdings Ltd	12,887	95,201

		6,653,975

South Korea - 15.4%

Amorepacific Corp	103	86,668
AMOREPACIFIC Group	137	50,087
BS Financial Group Inc	4,800	71,673
Celltrion Inc	537	23,404
Cheil Industries Inc	1,419	121,147
Cheil Worldwide Inc *	2,070	47,797
CJ CheilJedang Corp	236	60,752
CJ Corp	378	40,824
Coway Co Ltd	1,260	69,765
Daelim Industrial Co Ltd	1,182	106,426
Daewoo Engineering & Construction Co Ltd *	1,660	13,430
Daewoo International Corp	650	22,973
Daewoo Securities Co Ltd	5,401	49,487
Daewoo Shipbuilding & Marine Engineering Co Ltd	1,510	48,644
Dongbu Insurance Co Ltd	1,180	50,764
Doosan Corp	175	24,599
Doosan Heavy Industries & Construction Co Ltd	922	39,620
Doosan Infracore Co Ltd *	1,790	26,176
E-Mart Co Ltd	519	116,545
Grand Korea Leisure Co Ltd	1,620	51,884
GS Engineering & Construction Corp	488	16,967
GS Holdings	1,907	100,152
Hana Financial Group Inc	7,840	268,050
Hanjin Kal Corp *	333	5,268
Hankook Tire Co Ltd	1,286	73,511
Hanwha Chemical Corp	1,910	37,000
Hanwha Corp	1,700	59,972
Hanwha Life Insurance Co Ltd	5,790	37,467
Hotel Shilla Co Ltd	695	41,616
Hyundai Department Store Co Ltd	294	43,992
Hyundai Engineering & Construction Co Ltd	1,422	81,819
Hyundai Glovis Co Ltd	175	34,290
Hyundai Heavy Industries Co Ltd	753	184,955

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Hyundai Hysco Co Ltd	1,220	$52,164
Hyundai Marine & Fire Insurance Co Ltd	1,790	48,675
Hyundai Merchant Marine Co Ltd *	220	3,587
Hyundai Mipo Dockyard	263	38,447
Hyundai Mobis	1,488	396,213
Hyundai Motor Co	3,790	885,636
Hyundai Steel Co	1,338	103,039
Hyundai Wia Corp	529	83,483
Industrial Bank of Korea	2,980	33,014
Kangwon Land Inc	2,350	62,350
KB Financial Group Inc	5,700	199,081
KB Financial Group Inc ADR	3,700	129,574
KCC Corp	151	63,540
Kia Motors Corp	5,867	355,926
Korea Aerospace Industries Ltd	810	20,181
Korea Electric Power Corp *	2,530	70,816
Korea Electric Power Corp ADR *	5,300	74,412
Korea Gas Corp	550	29,079
Korea Investment Holdings Co Ltd	260	10,036
Korea Zinc Co Ltd	171	51,614
Korean Air Lines Co Ltd *	691	24,222
KT Corp ADR	100	1,677
KT&G Corp	1,938	138,906
Kumho Petrochemical Co Ltd	349	32,987
LG Chem Ltd	1,198	342,046
LG Corp	2,359	145,386
LG Display Co Ltd *	4,510	108,988
LG Display Co Ltd ADR *	3,700	44,141
LG Electronics Inc	2,827	187,411
LG Household & Health Care Ltd	196	99,120
LG Uplus Corp *	6,140	65,901
Lotte Chemical Corp	465	85,965
Lotte Confectionery Co Ltd	32	50,696
Lotte Shopping Co Ltd	295	104,469
LS Corp	365	26,338
Macquarie Korea Infrastructure Fund	3,090	19,008
Mando Corp	157	18,645
NAVER Corp	614	318,517
NCSoft Corp	291	51,754
NHN Entertainment Corp *	282	30,964
OCI Co Ltd	339	54,445
Orion Corp	86	76,286
POSCO	275	81,424
POSCO ADR	5,509	405,683
S-1 Corp	539	32,414
S-Oil Corp	1,409	102,192
Samsung C&T Corp	3,248	189,021
Samsung Electro-Mechanics Co Ltd	1,234	99,148
Samsung Electronics Co Ltd	2,445	3,095,624
Samsung Engineering Co Ltd	678	51,952
Samsung Fire & Marine Insurance Co Ltd	984	225,913
Samsung Heavy Industries Co Ltd	4,000	159,957
Samsung Life Insurance Co Ltd	1,106	107,450
Samsung SDI Co Ltd	907	158,365
Samsung Securities Co Ltd	1,636	71,666
Samsung Techwin Co Ltd	678	38,506
Shinhan Financial Group Co Ltd	5,330	215,892
Shinhan Financial Group Co Ltd ADR	4,200	170,100
Shinsegae Co Ltd	36	7,742
SK C&C Co Ltd	852	91,206
SK Holdings Co Ltd	858	154,958
SK Hynix Inc *	11,310	317,466
SK Innovation Co Ltd	1,419	192,926
SK Telecom Co Ltd ADR	3,000	68,100
Woori Finance Holdings Co Ltd	11,290	130,959
Woori Investment & Securities Co Ltd	3,260	35,218
Young Poong Corp	5	6,960

		13,057,305

	Shares	Value
Taiwan - 12.9%

Acer Inc *	68,156	$47,396
Advanced Semiconductor Engineering Inc	98,000	94,676
Advanced Semiconductor Engineering Inc ADR	12,085	57,766
Advantech Co Ltd	15,000	83,986
Asia Cement Corp	39,789	50,344
Asustek Computer Inc	18,667	149,709
AU Optronics Corp ADR *	16,068	58,648
Catcher Technology Co Ltd	19,000	100,644
Cathay Financial Holding Co Ltd	196,052	279,287
Chang Hwa Commercial Bank	156,220	91,083
Cheng Shin Rubber Industry Co Ltd	44,178	115,702
Chicony Electronics Co Ltd	20,200	50,369
China Airlines Ltd *	38,436	14,433
China Development Financial Holding Corp	415,834	119,549
China Life Insurance Co Ltd	34,423	31,011
China Motor Corp	20,000	18,065
China Petrochemical Development Corp	18,095	8,909
China Steel Chemical Corp	3,000	17,661
China Steel Corp	300,321	263,660
CTBC Financial Holding Co Ltd	327,891	214,122
Chipbond Technology Corp	14,000	28,857
Chunghwa Telecom Co Ltd	23,000	73,306
Chunghwa Telecom Co Ltd ADR	5,991	189,196
Clevo Co	17,000	33,136
Compal Electronics Inc	142,092	103,851
CTCI Corp	19,000	30,733
Delta Electronics Inc	42,000	204,004
E.Sun Financial Holding Co Ltd	125,880	81,440
Eclat Textile Co Ltd	5,100	44,813
Epistar Corp	40,000	75,810
Eva Airways Corp *	13,000	7,390
Evergreen Marine Corp Taiwan Ltd *	35,000	20,745
Far Eastern Department Stores Co Ltd	20,352	21,417
Far Eastern New Century Corp	106,663	117,634
Far EasTone Telecommunications Co Ltd	45,000	112,201
Farglory Land Development Co Ltd	4,000	7,443
First Financial Holding Co Ltd	144,641	86,511
Formosa Chemicals & Fibre Corp	75,446	200,679
Formosa Petrochemical Corp	35,000	92,011
Formosa Plastics Corp	102,292	264,079
Foxconn Technology Co Ltd	22,911	59,545
Fubon Financial Holding Co Ltd	161,343	223,291
Giant Manufacturing Co Ltd	6,000	40,915
HannStar Display Corp *	55,000	22,577
Highwealth Construction Corp	10,000	22,064
Hiwin Technologies Corp	4,326	28,991
Hon Hai Precision Industry Co Ltd	295,201	756,997
Hotai Motor Co Ltd	5,000	54,488
HTC Corp	23,572	105,666
Hua Nan Financial Holdings Co Ltd	171,993	98,310
Innolux Corp *	214,510	103,117
Inventec Corp	81,000	78,385
Kenda Rubber Industrial Co Ltd	28,080	56,353
Largan Precision Co Ltd	2,000	67,344
Lite-On Technology Corp	55,361	94,019
MediaTek Inc	29,020	358,976
Mega Financial Holding Co Ltd	201,081	164,902
Merida Industry Co Ltd	8,000	51,976
Nan Ya Plastics Corp	133,394	280,819
Novatek Microelectronics Corp	9,000	37,316
Pegatron Corp *	47,090	67,244
Phison Electronics Corp	5,000	36,043
Pou Chen Corp	53,000	61,777
Powertech Technology Inc	13,300	25,112
President Chain Store Corp	13,000	93,908
Quanta Computer Inc	64,000	138,858
Radiant Opto-Electronics Corp	11,669	41,654

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Realtek Semiconductor Corp	30,300	$74,079
Ruentex Development Co Ltd	13,406	27,488
Ruentex Industries Ltd	29,438	73,819
Shin Kong Financial Holding Co Ltd	179,108	60,578
Siliconware Precision Industries Co	82,000	95,863
Simplo Technology Co Ltd	15,000	72,843
SinoPac Financial Holdings Co Ltd	165,158	75,807
Standard Foods Corp	20,700	62,061
Synnex Technology International Corp	46,000	72,058
Taishin Financial Holding Co Ltd	185,286	85,542
Taiwan Business Bank *	139,526	41,730
Taiwan Cement Corp	90,693	131,337
Taiwan Cooperative Financial Holding Co Ltd	124,021	68,182
Taiwan Fertilizer Co Ltd	14,000	33,016
Taiwan Glass Industry Corp	12,471	12,680
Taiwan Mobile Co Ltd	31,400	111,540
Taiwan Semiconductor Manufacturing Co Ltd	612,779	2,083,514
Teco Electric & Machinery Co Ltd	69,000	73,094
Tripod Technology Corp	10,000	19,494
TSRC Corp	9,000	16,078
U-Ming Marine Transport Corp	25,000	45,405
Uni-President Enterprises Corp	117,444	218,936
Unimicron Technology Corp	59,000	50,288
United Microelectronics Corp	317,000	135,739
Vanguard International Semiconductor Corp	31,000	34,067
Walsin Lihwa Corp *	67,000	20,476
Wan Hai Lines Ltd	28,000	16,059
Wistron Corp	94,609	91,703
WPG Holdings Ltd	44,000	51,811
Yuanta Financial Holding Co Ltd	265,210	135,962
Yulon Motor Co Ltd	25,000	41,871

		10,966,043

Thailand - 2.8%

Advanced Info Service PCL	19,900	162,665
Airports of Thailand PCL	15,100	91,263
Bangkok Bank PCL NVDR	23,800	149,497
Bangkok Dusit Medical Services PCL ‘F’	9,700	39,084
Bangkok Life Assurance PCL NVDR	13,200	26,004
Bank of Ayudhya PCL	34,200	41,327
Bank of Ayudhya PCL NVDR	51,800	62,594
Banpu PCL	11,500	10,207
BEC World PCL	11,000	20,003
Big C Supercenter PCL	9,100	57,888
Central Pattana PCL	26,000	36,718
Charoen Pokphand Foods PCL	101,200	77,807
CP ALL PCL	75,600	85,260
Glow Energy PCL	3,100	6,482
Home Product Center PCL	31,033	12,019
Indorama Ventures PCL	30,900	21,590
IRPC PCL	203,300	20,451
Kasikornbank PCL	19,000	107,533
Kasikornbank PCL NVDR	8,500	47,696
Krung Thai Bank PCL	102,375	63,027
Land & Houses PCL NVDR	52,900	18,266
Minor International PCL	71,200	54,754
PTT Exploration & Production PCL	43,041	224,674
PTT Global Chemical PCL	33,800	80,719
PTT PCL	26,200	264,791
Ratchaburi Electricity Generating Holding PCL NVDR	32,100	51,371
Robinson Department Store PCL	18,000	27,120
Siam Cement PCL NVDR	9,400	128,587
Siam City Cement PCL	1,900	24,550
Siam Commercial Bank PCL	28,700	142,674
Thai Airways International PCL	30,500	19,457
Thai Oil PCL	18,400	34,038
Thai Union Frozen Products PCL	10,400	16,983

	Shares	Value
TMB Bank PCL	327,600	$27,098
Total Access Communication PCL	10,500	35,687
True Corp PCL *	249,700	62,138

		2,352,022

Turkey - 1.9%

Akbank TAS	47,421	174,796
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,993	69,438
Arcelik AS	5,881	34,226
BIM Birlesik Magazalar AS	4,780	98,469
Coca-Cola Icecek AS	2,216	56,519
Enka Insaat ve Sanayi AS	15,538	46,167
Eregli Demir ve Celik Fabrikalari TAS	50,695	64,273
Ford Otomotiv Sanayi AS	2,270	31,252
KOC Holding AS	16,745	77,293
Tofas Turk Otomobil Fabrikasi AS	7,825	47,674
Tupras Turkiye Petrol Rafinerileri AS	3,832	80,997
Turk Hava Yollari	18,079	68,959
Turk Telekomunikasyon AS	10,513	36,549
Turkcell Iletisim Hizmetleri AS *	5,832	34,369
Turkcell Iletisim Hizmetleri AS ADR *	4,700	69,325
Turkiye Garanti Bankasi AS	57,601	227,141
Turkiye Halk Bankasi AS	16,860	123,516
Turkiye Is Bankasi ‘C’	36,580	96,771
Turkiye Sise ve Cam Fabrikalari AS	24,150	33,249
Turkiye Vakiflar Bankasi Tao ‘D’	24,805	56,654
Yapi ve Kredi Bankasi AS	22,801	50,830

		1,578,467

United Kingdom - 0.1%

Mail.ru Group Ltd GDR (LI) ~	1,351	51,612

Total Common Stocks (Cost $74,348,551)		78,290,375

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $669,729; collateralized by Fannie Mae: 0.875% due 05/21/18 and value $683,375)	$669,729	669,729

Total Short-Term Investment (Cost $669,729)		669,729

TOTAL INVESTMENTS - 99.5% (Cost $80,955,299)		84,223,679

OTHER ASSETS & LIABILITIES, NET - 0.5%		403,568

NET ASSETS - 100.0%		$84,627,247

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	25.6%
Information Technology	15.3%
Energy	11.8%
Materials	9.8%
Consumer Discretionary	9.2%
Consumer Staples	9.0%
Industrials	6.8%
Telecommunication Services	6.7%
Utilities	3.1%
Others (each less than 3.0%)	2.2%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.
(c)	Restricted securities as of September 30, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Hyundai Merchant Marine Co Ltd Rights (Exp. 11/05/13) Acq. 09/23/13	$-	$55	0.0%
Korea Gas Corp Rights (Exp.10/22/13) Acq. 09/05/13	-	826	0.0%

	$-	$881	-

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$881	$-	$881	$-
	Preferred Stocks (1)	5,262,694	5,262,694	-	-
	Common Stocks
	Bermuda	778,044	388,247	389,797	-
	Brazil	4,984,044	4,984,044	-	-
	Cayman	2,615,670	-	2,615,670	-
	Chile	1,526,026	1,526,026	-	-
	China	7,291,750	643,771	6,647,979	-
	Colombia	574,940	574,940	-	-
	Cyprus	59,128	-	59,128	-
	Czech Republic	169,841	-	169,841	-
	Egypt	81,619	-	81,619	-
	Hong Kong	2,599,429	1,443,413	1,156,016	-
	Hungary	230,863	-	230,863	-
	India	5,457,014	652,836	4,804,178	-
	Indonesia	2,060,276	134,819	1,925,457	-
	Malaysia	3,553,603	-	3,553,603	-
	Mexico	4,790,907	4,790,907	-	-
	Netherlands	70,562	-	70,562	-
	Peru	32,179	32,179	-	-
	Philippines	1,160,217	-	1,160,217	-
	Poland	1,411,239	-	1,411,239	-
	Russia	4,183,600	57,088	4,126,512	-
	South Africa	6,653,975	860,568	5,793,407	-
	South Korea	13,057,305	929,919	12,127,386	-
	Taiwan	10,966,043	305,610	10,660,433	-
	Thailand	2,352,022	142,674	2,209,348	-
	Turkey	1,578,467	69,325	1,509,142	-
	United Kingdom	51,612	-	51,612	-

		78,290,375	17,536,366	60,754,009	-
	Short-Term Investment	669,729	-	669,729	-

	Total	$84,223,679	$22,799,060	$61,424,619	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

During the nine-month period ended September 30, 2013, investments with a total aggregate value of $6,265,046 were transferred from Level 2 to Level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

France - 0.0%

Groupe Fnac Exp. 05/16/15 *	4	$13

Hong Kong - 0.0%

New World Development Co Ltd Exp. 10/11/13 * +	613	-

Spain - 0.0%

Abertis Infraestructuras SA Exp. 10/09/13 *	7,224	7,027
Banco Bilbao Vizcaya Argentaria SA Exp. 10/14/13 *	86,597	11,832

		18,859

United Kingdom - 0.0%

Barclays PLC Exp. 10/02/13 *	8,360	10,929

Total Rights (Cost $17,874)		29,801

PREFERRED STOCKS - 0.0%

Germany - 0.0%

Porsche Automobile Holding SE	364	31,808

Total Preferred Stocks (Cost $22,181)		31,808

COMMON STOCKS - 99.1%

Australia - 7.0%

Adelaide Brighton Ltd	16,044	55,281
AGL Energy Ltd	9,913	142,667
ALS Ltd	5,236	51,337
Alumina Ltd *	12,510	12,015
Alumina Ltd ADR *	4,800	18,192
Amcor Ltd	23,527	230,215
AMP Ltd	51,508	221,554
Ansell Ltd	3,557	69,290
APA Group	14,988	83,513
Asciano Ltd	13,837	75,267
ASX Ltd	2,797	90,136
Aurizon Holdings Ltd	28,824	125,901
Australia & New Zealand Banking Group Ltd	51,595	1,482,687
Australian Infrastructure Fund Ltd	4,334	77
Bank of Queensland Ltd	5,274	53,166
Bendigo & Adelaide Bank Ltd	5,226	48,873
BHP Billiton Ltd	12,403	413,685
BHP Billiton Ltd ADR	23,501	1,562,817
BlueScope Steel Ltd *	6,411	28,006
Boral Ltd	16,558	74,162
Brambles Ltd	25,953	220,723
Caltex Australia Ltd	3,056	53,132
carsales.com Ltd	4,885	52,216
Challenger Ltd	4,422	22,694
Coca-Cola Amatil Ltd	7,742	88,562
Cochlear Ltd	1,324	74,740
Commonwealth Bank of Australia	30,322	2,015,649
Computershare Ltd	8,854	81,988
Crown Ltd	6,794	98,586
CSL Ltd	9,281	553,736
DUET Group	20,610	41,913

	Shares	Value
Echo Entertainment Group Ltd	8,968	$23,186
Flight Centre Ltd	1,911	86,173
Fortescue Metals Group Ltd	19,802	87,876
GrainCorp Ltd ‘A’	2,443	28,151
Harvey Norman Holdings Ltd	7,845	23,287
Iluka Resources Ltd	5,605	59,993
Incitec Pivot Ltd	24,011	60,360
Insurance Australia Group Ltd	40,294	220,687
Leighton Holdings Ltd	2,457	44,138
Lend Lease Group	11,075	104,995
Macquarie Group Ltd	5,347	239,220
Metcash Ltd	14,229	42,539
National Australia Bank Ltd	44,057	1,411,614
New Hope Corp Ltd	4,341	15,757
Newcrest Mining Ltd	10,639	116,226
Orica Ltd	6,251	117,014
Origin Energy Ltd	19,829	260,854
Platinum Asset Management Ltd	10,177	52,250
Primary Health Care Ltd	13,677	61,516
Qantas Airways Ltd *	14,454	19,892
QBE Insurance Group Ltd	23,098	316,197
Ramsay Health Care Ltd	2,883	97,428
Rio Tinto Ltd	8,129	468,643
Santos Ltd	17,997	254,098
Seek Ltd	4,733	52,471
Seven West Media Ltd	9,262	20,743
Sims Metal Management Ltd ADR	1,200	10,548
Sonic Healthcare Ltd	6,663	100,651
SP AusNet	14,345	16,060
Spark Infrastructure Group	12,774	19,784
Suncorp Group Ltd	23,095	281,886
Super Retail Group Ltd	4,741	57,415
Sydney Airport	2,779	10,193
Tabcorp Holdings Ltd	12,038	36,848
Tatts Group Ltd	22,316	64,547
Telstra Corp Ltd	77,364	358,789
Toll Holdings Ltd	9,685	52,685
Transurban Group	20,518	130,168
Treasury Wine Estates Ltd	6,471	26,694
Wesfarmers Ltd	17,228	661,353
Westpac Banking Corp	33,819	1,033,461
Westpac Banking Corp ADR	24,000	736,080
Whitehaven Coal Ltd *	2,727	5,114
Woodside Petroleum Ltd	13,333	476,770
Woolworths Ltd	21,829	713,038
WorleyParsons Ltd	3,138	71,251

		17,291,423

Austria - 0.2%

Andritz AG	1,056	62,170
Erste Group Bank AG	3,444	108,847
IMMOFINANZ AG *	18,349	80,108
OMV AG	2,874	142,028
Raiffeisen Bank International AG	893	29,225
Verbund AG	991	22,447
Vienna Insurance Group AG	926	47,543
Voestalpine AG	1,616	77,311

		569,679

Belgium - 1.0%

Ageas	4,360	176,633
Anheuser-Busch InBev NV	4,553	452,536
Anheuser-Busch InBev NV ADR	9,999	991,901
Belgacom SA	2,231	59,323
Colruyt SA	970	53,855
Delhaize Group SA	473	29,820
Delhaize Group SA ADR	1,049	66,150
KBC Groep NV	4,273	210,013
Solvay SA	879	131,844
Telenet Group Holding NV	785	39,091

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
UCB SA	1,905	$115,969
Umicore SA	1,982	96,301

		2,423,436

Bermuda - 0.4%

Cheung Kong Infrastructure Holdings Ltd	14,000	97,198
Esprit Holdings Ltd	29,079	46,595
First Pacific Co Ltd	28,000	30,853
Golar LNG Ltd (NOTC)	834	31,417
Hongkong Land Holdings Ltd	27,000	178,255
Kerry Properties Ltd	7,000	29,862
Li & Fung Ltd	122,000	177,791
Noble Group Ltd	56,000	41,528
NWS Holdings Ltd	16,000	24,695
Orient Overseas International Ltd	3,500	20,541
Seadrill Ltd (NYSE)	1,266	57,071
Seadrill Ltd (XOSL)	5,495	246,778
Shangri-La Asia Ltd (XHKG)	28,666	47,441
VTech Holdings Ltd	2,200	28,308
Yue Yuen Industrial Holdings Ltd	9,000	24,963

		1,083,296

Canada - 9.3%

Agnico Eagle Mines Ltd (NYSE)	249	6,591
Agnico Eagle Mines Ltd (TSE)	2,500	66,210
Agrium Inc (NYSE)	600	50,418
Agrium Inc (TSE)	2,451	205,993
Aimia Inc	3,814	66,464
Alimentation Couche Tard Inc ‘B’	2,150	134,045
AltaGas Ltd	1,600	56,867
ARC Resources Ltd	5,578	142,259
Atco Ltd ‘I’	2,296	99,615
Bank of Montreal (NYSE)	3,063	204,670
Bank of Montreal (TSE)	8,382	559,451
Bank of Nova Scotia (NYSE)	4,668	267,523
Bank of Nova Scotia (TSE)	16,844	964,804
Barrick Gold Corp (NYSE)	1,214	22,605
Barrick Gold Corp (TSE)	14,145	263,386
Baytex Energy Corp (NYSE)	1,143	47,172
Baytex Energy Corp (TSE)	1,147	47,337
BCE Inc (NYSE)	995	42,486
BCE Inc (TSE)	4,449	190,132
Bell Aliant Inc	1,465	36,481
Blackberry Ltd (NASDAQ) *	3,911	31,092
Blackberry Ltd (TSE) *	4,057	31,903
Bombardier Inc ‘B’	20,500	95,330
Bonavista Energy Corp	3,500	43,935
Brookfield Asset Management Inc ‘A’ (TSE)	10,275	384,446
Brookfield Office Properties Inc (TSE)	4,700	90,071
CAE Inc	5,800	63,515
Cameco Corp (NYSE)	2,400	43,368
Cameco Corp (TSE)	4,548	82,037
Canadian Imperial Bank of Commerce (NYSE)	1,328	105,895
Canadian Imperial Bank of Commerce (TSE)	6,037	480,944
Canadian National Railway Co (NYSE)	1,098	111,304
Canadian National Railway Co (TSE)	6,206	628,824
Canadian Natural Resources Ltd (NYSE)	3,567	112,146
Canadian Natural Resources Ltd (TSE)	15,801	496,557
Canadian Oil Sands Ltd	7,419	143,763
Canadian Pacific Railway Ltd (NYSE)	890	109,737
Canadian Pacific Railway Ltd (TSE)	2,300	283,779
Canadian Tire Corp Ltd ‘A’	1,600	141,710
Canadian Utilities Ltd ‘A’	2,000	68,793
Canadian Western Bank	700	21,013
Canfor Corp *	2,200	49,679
Catamaran Corp (NASDAQ) *	898	41,263
Catamaran Corp (TSE) *	2,600	119,443
Cenovus Energy Inc (NYSE)	2,643	78,894

	Shares	Value
Cenovus Energy Inc (TSE)	10,684	$318,845
CGI Group Inc ‘A’ *	3,600	126,343
CI Financial Corp	2,900	87,671
Cineplex Inc	467	17,323
Constellation Software Inc	300	52,894
Crescent Point Energy Corp	6,107	231,225
Dollarama Inc	1,109	90,126
Eldorado Gold Corp	14,649	98,840
Emera Inc	1,500	43,381
Empire Co Ltd ‘A’	800	57,760
Enbridge Inc	13,736	573,684
Encana Corp (NYSE)	3,454	59,858
Encana Corp (TSE)	10,648	184,005
Enerplus Corp (NYSE)	1,375	22,811
Enerplus Corp (TSE)	1,296	21,452
Ensign Energy Services Inc	2,900	49,664
Fairfax Financial Holdings Ltd	448	181,175
Finning International Inc	2,300	52,897
First Capital Realty Inc	2,400	39,447
First Quantum Minerals Ltd	10,317	192,107
Fortis Inc	3,000	91,131
Franco-Nevada Corp	350	15,878
George Weston Ltd	700	55,053
Gibson Energy Inc	1,700	40,567
Gildan Activewear Inc (NYSE)	1,300	60,372
Gildan Activewear Inc (TSE)	1,400	64,968
Goldcorp Inc (NYSE)	1,383	35,972
Goldcorp Inc (TSE)	12,030	312,998
Great-West Lifeco Inc	5,200	151,499
Husky Energy Inc	7,056	202,902
IGM Financial Inc	2,400	111,979
Imperial Oil Ltd (ASE)	2,400	105,504
Imperial Oil Ltd (TSE)	3,750	164,664
Industrial Alliance Insurance & Financial Services Inc	1,821	76,938
Intact Financial Corp	2,550	152,943
Keyera Corp	1,800	102,298
Kinross Gold Corp	15,359	77,388
Loblaw Cos Ltd	2,200	97,201
Lundin Mining Corp *	6,500	28,586
MacDonald Dettwiler & Associates Ltd	800	61,737
Magna International Inc (NYSE)	1,078	89,000
Magna International Inc (TSE)	3,200	263,910
Manitoba Telecom Services Inc	1,400	44,648
Manulife Financial Corp (NYSE)	6,155	101,927
Manulife Financial Corp (TSE)	27,704	458,304
MEG Energy Corp *	2,100	72,457
Methanex Corp (TSE)	1,400	71,872
Metro Inc	1,400	87,570
National Bank of Canada	2,765	228,356
New Gold Inc *	6,100	36,361
Onex Corp	1,600	84,035
Open Text Corp (NASDAQ)	400	29,860
Open Text Corp (TSE)	600	44,835
Pacific Rubiales Energy Corp	5,450	107,619
Pan American Silver Corp	3,400	35,913
Paramount Resources Ltd ‘A’ *	1,100	38,413
Pembina Pipeline Corp (NYSE) *	1,701	56,354
Pembina Pipeline Corp (TSE)	2,915	96,615
Pengrowth Energy Corp	9,300	54,714
Penn West Petroleum Ltd	7,716	85,621
Peyto Exploration & Development Corp	2,400	70,925
Potash Corp of Saskatchewan Inc (NYSE)	3,138	98,157
Potash Corp of Saskatchewan Inc (TSE)	12,151	379,966
Precision Drilling Corp (TSE)	2,800	27,781
Progressive Waste Solutions Ltd	2,300	59,239
Quebecor Inc ‘B’	2,200	52,178
Ritchie Bros Auctioneers Inc	804	16,188
Rogers Communications Inc ‘B’ (NYSE)	1,000	43,010
Rogers Communications Inc ‘B’ (TSE)	5,500	236,489

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Royal Bank of Canada (NYSE)	6,935	$445,296
Royal Bank of Canada (TSE)	19,678	1,260,859
Saputo Inc	2,000	94,889
Shaw Communications Inc ‘B’	5,381	124,959
ShawCor Ltd	1,100	46,390
Shoppers Drug Mart Corp	2,879	165,800
Silver Wheaton Corp (TSE)	5,700	141,220
SNC-Lavalin Group Inc	2,617	107,597
Sun Life Financial Inc (NYSE)	1,896	60,615
Sun Life Financial Inc (TSE)	8,561	273,440
Suncor Energy Inc (NYSE)	4,946	176,968
Suncor Energy Inc (TSE)	21,925	783,940
Talisman Energy Inc (NYSE)	4,306	49,519
Talisman Energy Inc (TSE)	13,660	156,751
Teck Resources Ltd ‘B’ (NYSE)	1,699	45,601
Teck Resources Ltd ‘B’ (TSE)	8,150	219,011
TELUS Corp	4,800	159,091
The Jean Coutu Group PJC Inc ‘A’	3,100	54,744
The Toronto-Dominion Bank (NYSE)	3,391	305,122
The Toronto-Dominion Bank (TSE)	13,534	1,218,526
Thomson Reuters Corp (NYSE)	1,569	54,931
Thomson Reuters Corp (TSE)	5,700	199,324
Tim Hortons Inc (NYSE)	999	57,942
Tim Hortons Inc (TSE)	2,100	121,794
Tourmaline Oil Corp *	3,100	125,950
TransAlta Corp	3,800	49,361
TransCanada Corp (NYSE)	2,715	119,297
TransCanada Corp (TSE)	10,270	451,160
Trican Well Service Ltd	1,800	24,482
Trilogy Energy Corp	300	8,542
Turquoise Hill Resources Ltd (TSE) *	6,580	29,066
Uranium One Inc *	6,200	17,155
Valeant Pharmaceuticals International Inc (NYSE) *	1,998	208,451
Valeant Pharmaceuticals International Inc (TSE) *	4,000	417,067
Veresen Inc	2,500	29,465
Vermilion Energy Inc	1,433	78,769
West Fraser Timber Co Ltd	600	53,992
Yamana Gold Inc	10,900	113,333

		22,968,772

Cayman - 0.3%

AAC Technologies Holdings Inc	14,000	63,878
ASM Pacific Technology Ltd	6,400	64,899
Chow Tai Fook Jewellery Group Ltd	31,200	44,710
FIH Mobile Ltd *	27,000	16,797
Lifestyle International Holdings Ltd	8,500	18,075
Lifestyle Properties Development Ltd *	425	101
Melco Crown Entertainment Ltd ADR *	2,493	79,352
MGM China Holdings Ltd	21,200	71,128
SA SA International Holdings Ltd	36,000	40,581
Sands China Ltd	41,600	257,950
Wynn Macau Ltd	16,800	57,418

		714,889

Cyprus - 0.0%

ProSafe SE	2,381	19,010

Denmark - 1.1%

AP Moller - Maersk AS ‘A’	14	121,057
AP Moller - Maersk AS ‘B’	23	211,212
Carlsberg AS ‘B’	1,779	183,254
Chr Hansen Holding AS	1,134	40,145
Coloplast AS ‘B’	1,635	93,083
Danske Bank AS *	11,828	254,588
DSV AS	2,957	83,874
FLSmidth & Co AS	1,028	55,362
GN Store Nord AS	3,676	77,328

	Shares	Value
H Lundbeck AS	193	$4,207
Jyske Bank AS *	263	13,060
Novo Nordisk AS ‘B’	2,505	424,668
Novo Nordisk AS ADR	4,243	718,000
Novozymes AS ‘B’	4,649	177,817
Pandora AS	1,118	46,328
TDC AS	11,142	94,266
Topdanmark AS *	1,550	39,919
Tryg AS	237	21,814
Vestas Wind Systems AS *	2,789	70,771
William Demant Holding AS *	289	26,707

		2,757,460

Finland - 0.7%

Elisa OYJ	1,458	34,772
Fortum OYJ	7,620	171,947
Kesko OYJ ‘B’	886	26,591
Kone OYJ ‘B’	2,357	210,599
Metso OYJ	1,932	75,831
Neste Oil OYJ	1,924	42,703
Nokia OYJ *	36,577	238,744
Nokia OYJ ADR *	19,600	127,596
Nokian Renkaat OYJ	1,629	82,730
Orion OYJ ‘A’	400	10,096
Orion OYJ ‘B’	905	22,801
Pohjola Bank PLC ‘A’	1,724	28,651
Sampo OYJ ‘A’	6,936	298,094
Stora Enso OYJ ‘R’	8,421	71,367
UPM-Kymmene OYJ	9,450	130,828
Wartsila OYJ Abp	3,078	138,932

		1,712,282

France - 8.3%

Accor SA	2,602	108,235
Aeroports de Paris	429	44,904
Air Liquide SA	5,618	782,671
Alcatel-Lucent *	26,368	93,651
Alcatel-Lucent ADR *	8,000	28,240
Alstom SA	3,380	120,439
Arkema SA	1,093	121,807
AtoS	1,095	85,573
AXA SA	30,439	706,404
AXA SA ADR	2,200	50,842
BioMerieux	397	38,460
BNP Paribas SA	17,993	1,217,870
Bollore SA	106	55,425
Bouygues SA	3,280	119,745
Bureau Veritas SA	3,836	120,947
Cap Gemini SA	2,911	173,256
Carrefour SA	10,731	367,785
Casino Guichard Perrachon SA	1,142	117,751
CGG *	1,488	34,307
CGG ADR	1,300	29,965
Christian Dior SA	1,035	203,055
Cie de St-Gobain	7,185	355,966
Cie Generale des Etablissements Michelin	3,269	362,507
CNP Assurances	2,559	46,122
Credit Agricole SA *	16,961	187,167
Danone SA	10,066	757,908
Dassault Systemes SA	1,180	157,659
Edenred	2,872	93,275
Eiffage SA	632	34,667
Electricite de France SA	4,690	148,386
Essilor International SA	3,831	412,168
Euler Hermes SA	181	22,106
Eutelsat Communications SA	1,857	58,727
GDF Suez	23,040	579,103
Groupe Eurotunnel SA	9,283	84,622
Iliad SA	314	73,266
Imerys SA	397	27,743

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
JCDecaux SA	767	$28,280
Kering	1,326	297,309
L’Oreal SA	4,323	742,711
Lafarge SA	3,070	213,831
Lagardere SCA	2,244	72,888
Legrand SA	4,091	227,262
LVMH Moet Hennessy Louis Vuitton SA	4,601	906,785
Natixis	16,008	76,669
Orange SA	27,398	343,673
Orange SA ADR	5,000	62,550
Pernod Ricard SA	3,737	464,313
Peugeot SA *	1,598	26,284
Publicis Groupe SA	2,948	234,664
Remy Cointreau SA	506	53,932
Renault SA	3,215	256,492
Rexel SA	3,436	87,481
Safran SA	4,150	255,732
Sanofi	17,845	1,809,636
Sanofi ADR	7,424	375,877
Schneider Electric SA	9,586	811,099
SCOR SE	2,828	93,714
SEB SA	232	20,344
Societe BIC SA	302	35,120
Societe Generale SA	12,942	645,446
Sodexo	1,471	137,338
Suez Environnement Co	5,636	91,444
Technip SA	1,646	193,336
Thales SA	2,171	119,323
Total SA	30,875	1,794,496
Total SA ADR	7,641	442,567
Valeo SA	1,356	115,791
Vallourec SA	1,598	95,776
Veolia Environnement SA	4,387	74,964
Veolia Environnement SA ADR	1,468	25,132
Vinci SA	8,527	495,838
Vivendi SA	22,069	507,900
Zodiac Aerospace	690	109,847

		20,368,568

Germany - 7.5%

Adidas AG	3,693	401,046
Allianz SE	8,168	1,284,040
Axel Springer AG	980	54,531
BASF SE	16,492	1,583,483
Bayer AG	14,719	1,735,579
Bayerische Motoren Werke AG	5,833	627,076
Beiersdorf AG	1,950	173,157
Bilfinger SE	810	85,082
Brenntag AG	743	123,739
Celesio AG	645	14,521
Commerzbank AG *	11,505	132,465
Continental AG	1,946	329,829
Daimler AG (XETR)	17,160	1,337,551
Deutsche Bank AG (NYSE)	9,444	433,291
Deutsche Bank AG (XETR)	9,200	422,424
Deutsche Boerse AG	3,517	264,649
Deutsche Lufthansa AG *	3,278	63,930
Deutsche Post AG	16,297	541,148
Deutsche Telekom AG	39,978	579,869
Deutsche Telekom AG ADR	11,200	163,520
E.ON SE	32,149	571,831
Fielmann AG	308	32,627
Fraport AG Frankfurt Airport Services Worldwide	517	36,300
Fresenius Medical Care AG & Co KGaA	2,506	163,009
Fresenius Medical Care AG & Co KGaA ADR	2,000	64,760
Fresenius SE & Co KGaA	2,107	261,737
Fuchs Petrolub SE	162	11,710
GEA Group AG	3,913	160,667

	Shares	Value
Hannover Rueck SE	1,507	$110,833
HeidelbergCement AG	2,710	209,012
Henkel AG & Co KGaA	2,665	236,024
Hochtief AG	592	51,685
Hugo Boss AG	411	53,181
Infineon Technologies AG	18,877	188,849
K+S AG	2,593	67,217
Kabel Deutschland Holding AG *	1,321	155,300
Lanxess AG	1,155	74,974
Linde AG	3,284	650,786
MAN SE	803	95,760
Merck KGaA	1,192	186,024
Metro AG	2,643	104,863
MTU Aero Engines AG	768	71,806
Muenchener Rueckversicherungs AG	3,171	620,265
Osram Licht AG *	892	41,876
Puma SE	40	12,026
Rhoen Klinikum AG	1,552	39,889
RWE AG	7,019	238,934
SAP AG	9,534	704,677
SAP AG ADR	6,395	472,718
Siemens AG	9,030	1,088,648
Siemens AG ADR	5,113	616,168
Sky Deutschland AG *	9,548	88,031
Suedzucker AG	1,611	47,465
Symrise AG	2,124	94,152
ThyssenKrupp AG *	6,457	154,561
United Internet AG	2,231	84,544
Volkswagen AG	490	111,140
Wacker Chemie AG	156	15,413

		18,340,392

Hong Kong - 2.2%

AIA Group Ltd	216,400	1,018,750
Bank of East Asia Ltd	20,000	84,650
BOC Holdings Ltd	65,500	210,553
Cathay Pacific Airways Ltd	18,000	35,196
Cheung Kong Holdings Ltd	27,000	410,703
CLP Holdings Ltd	31,000	252,881
Galaxy Entertainment Group Ltd *	39,000	274,271
Hang Lung Group Ltd	17,000	90,032
Hang Lung Properties Ltd	36,000	122,871
Hang Seng Bank Ltd	13,800	224,881
Henderson Land Development Co Ltd	15,400	95,310
Hong Kong & China Gas Co Ltd	107,303	257,263
Hong Kong Exchanges & Clearing Ltd	18,681	299,407
Hopewell Holdings Ltd	4,500	15,098
Hutchison Whampoa Ltd	37,000	444,520
Hysan Development Co Ltd	13,000	58,130
MTR Corp Ltd	30,502	120,823
New World Development Co Ltd	72,000	108,308
PCCW Ltd	60,000	26,519
Power Assets Holdings Ltd	23,000	205,708
Sino Land Co Ltd	48,400	71,052
SJM Holdings Ltd	32,000	90,183
Sun Hung Kai Properties Ltd	27,492	373,553
Swire Properties Ltd	19,200	54,096
Techtronic Industries Co	27,000	70,492
Television Broadcasts Ltd	3,000	18,972
Wharf Holdings Ltd	27,000	234,108
Wheelock & Co Ltd	14,000	74,460
Wing Hang Bank Ltd	5,500	82,943

		5,425,733

Ireland - 0.3%

Bank of Ireland *	188,362	53,997
CRH PLC	1,776	42,720
CRH PLC ADR	8,954	216,418
Dragon Oil PLC	2,170	20,115
Elan Corp PLC *	6,738	105,493

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Glanbia PLC	3,685	$48,262
James Hardie Industries PLC	8,726	86,953
Kerry Group PLC ‘A’	2,503	152,541
Paddy Power PLC	520	41,631

		768,130

Israel - 0.4%

Azrieli Group	1,350	42,868
Bank Hapoalim BM	22,925	115,933
Bank Leumi Le-Israel BM *	27,697	103,074
Bezeq The Israeli Telecommunication Corp Ltd	24,671	45,371
Delek Group Ltd	129	42,125
Elbit Systems Ltd	108	5,828
Israel Chemicals Ltd	9,956	84,037
Mellanox Technologies Ltd *	374	14,197
Mizrahi Tefahot Bank Ltd	1,124	12,393
NICE Systems Ltd ADR	800	33,096
Teva Pharmaceutical Industries Ltd ADR	13,926	526,124

		1,025,046

Italy - 1.7%

Assicurazioni Generali SPA	21,428	428,043
Atlantia SPA	5,783	117,796
Autogrill SPA *	2,362	41,553
Banca Monte dei Paschi di Siena SPA *	29,374	8,162
Davide Campari-Milano SPA	7,247	62,844
Enel Green Power SPA	34,038	73,033
Enel SPA	115,858	444,254
Eni SPA	31,716	731,230
Eni SPA ADR	5,807	267,296
Fiat SPA *	15,939	127,006
Gtech SPA	1,730	49,408
Intesa Sanpaolo SPA	209,530	432,908
Luxottica Group SPA	1,530	81,387
Luxottica Group SPA ADR	1,300	68,341
Mediaset SPA *	5,321	21,624
Mediobanca SPA	8,708	60,830
Mediolanum SPA	2,708	19,690
Parmalat SPA	12,375	41,475
Pirelli & C. SPA	4,974	64,767
Prada SPA	7,400	69,847
Prysmian SPA	3,662	89,634
Saipem SPA	3,670	79,800
Salvatore Ferragamo SPA	689	23,769
Snam SPA	25,092	127,160
Telecom Italia SPA	88,111	72,763
Telecom Italia SPA ADR	2,600	21,190
Terna Rete Elettrica Nazionale SPA	19,461	87,909
Tod’s SPA	214	40,126
UniCredit SPA	74,790	478,598
Unione di Banche Italiane SCPA	8,378	42,370

		4,274,813

Japan - 19.6%

ABC-Mart Inc	300	14,637
Advantest Corp	1,100	12,737
Advantest Corp ADR	429	4,998
Aeon Co Ltd	11,600	160,213
Aeon Mall Co Ltd	770	22,894
Air Water Inc	3,000	44,396
Aisin Seiki Co Ltd	3,800	162,869
Ajinomoto Co Inc	9,000	118,503
Alfresa Holdings Corp	400	20,673
Amada Co Ltd	5,000	45,233
ANA Holdings Inc	21,000	45,872
Anritsu Corp	4,000	50,920
Aoyama Trading Co Ltd	1,100	30,038
Aozora Bank Ltd	14,000	41,560
Asahi Glass Co Ltd	17,000	105,758

	Shares	Value
Asahi Group Holdings Ltd	6,300	$165,785
Asahi Kasei Corp	21,000	158,676
Asics Corp	1,800	31,210
Astellas Pharma Inc	7,900	403,805
Azbil Corp	800	18,606
Benesse Holdings Inc	1,200	43,667
Bridgestone Corp	11,900	435,600
Brother Industries Ltd	5,300	60,069
Calbee Inc	1,200	34,860
Canon Inc	11,800	377,086
Canon Inc ADR	8,890	284,480
Casio Computer Co Ltd	6,200	57,562
Central Japan Railway Co	2,500	321,026
Century Tokyo Leasing Corp	500	15,748
Chiyoda Corp	2,000	24,119
Chubu Electric Power Co Inc	13,000	177,195
Chugai Pharmaceutical Co Ltd	4,900	100,805
Citizen Holdings Co Ltd	2,800	19,706
Coca-Cola West Co Ltd	2,500	50,008
COMSYS Holdings Corp	2,800	38,854
Cosmo Oil Co Ltd *	12,000	22,527
Dai Nippon Printing Co Ltd	8,000	84,885
Daicel Corp	6,000	54,265
Daido Steel Co Ltd	7,000	41,322
Daihatsu Motor Co Ltd	3,000	58,286
Daiichi Sankyo Co Ltd	13,400	243,130
Daikin Industries Ltd	4,800	255,145
Dainippon Sumitomo Pharma Co Ltd	1,700	23,237
Daito Trust Construction Co Ltd	1,200	120,173
Daiwa House Industry Co Ltd	11,000	206,251
Daiwa Securities Group Inc	28,000	252,649
Dena Co Ltd	1,100	22,416
Denki Kagaku Kogyo KK	3,000	11,728
Denso Corp	9,200	431,045
Dentsu Inc	3,200	122,249
DIC Corp	4,000	11,085
Disco Corp	300	17,235
Don Quijote Co Ltd	900	56,495
Dowa Holdings Co Ltd	4,000	40,396
East Japan Railway Co	6,000	517,189
Ebara Corp	9,000	50,617
Eisai Co Ltd	4,600	187,360
Electric Power Development Co Ltd	1,400	45,760
FamilyMart Co Ltd	900	38,998
FANUC Corp	3,500	578,781
Fast Retailing Co Ltd	900	339,585
Fuji Electric Co Ltd	7,000	28,642
Fuji Heavy Industries Ltd	11,000	305,995
FUJIFILM Holdings Corp	8,100	195,059
Fujitsu Ltd *	35,000	130,937
Fukuoka Financial Group Inc	13,000	58,882
Furukawa Electric Co Ltd	5,000	11,557
Glory Ltd	1,300	32,702
Gree Inc	2,000	15,590
GS Yuasa Corp	3,000	17,465
GungHo Online Entertainment Inc *	71	55,595
H2O Retailing Corp	3,000	24,861
Hakuhodo DY Holdings Inc	4,200	31,275
Hamamatsu Photonics KK	800	30,199
Hankyu Hanshin Holdings Inc	20,000	111,274
Haseko Corp *	5,700	41,090
Hino Motors Ltd	6,000	88,917
Hirose Electric Co Ltd	400	61,609
Hisamitsu Pharmaceutical Co Inc	800	44,725
Hitachi Capital Corp	200	4,842
Hitachi Chemical Co Ltd	800	12,883
Hitachi Construction Machinery Co Ltd	1,800	40,452
Hitachi High-Technologies Corp	1,400	31,491
Hitachi Ltd	52,000	344,312
Hitachi Ltd ADR	3,200	212,320

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Hitachi Metals Ltd	4,000	$49,169
Hitachi Transport System Ltd	700	9,749
Hokkaido Electric Power Co Inc *	3,000	40,543
Hokuhoku Financial Group Inc	14,000	29,486
Hokuriku Electric Power Co	3,100	45,437
Honda Motor Co Ltd	20,000	764,307
Honda Motor Co Ltd ADR	9,500	362,330
House Foods Corp	900	14,002
Hoya Corp	7,150	169,376
Ibiden Co Ltd	1,100	18,037
Idemitsu Kosan Co Ltd	500	43,364
IHI Corp	23,000	97,243
Inpex Corp	12,800	151,309
Isetan Mitsukoshi Holdings Ltd	6,500	96,734
Isuzu Motors Ltd	24,000	159,103
ITOCHU Corp	26,300	323,128
Itochu Techno-Solutions Corp	1,100	39,168
Izumi Co Ltd	600	17,509
J Front Retailing Co Ltd	6,000	48,763
Japan Exchange Group Inc	3,000	66,717
Japan Tobacco Inc	18,800	678,830
JFE Holdings Inc	8,800	229,297
JGC Corp	4,000	144,803
JSR Corp	2,700	50,315
JTEKT Corp	2,400	33,027
JX Holdings Inc	39,600	205,946
K’s Holdings Corp	400	10,957
Kagome Co Ltd	1,300	22,024
Kajima Corp	18,333	74,948
Kakaku.com Inc	4,800	112,360
Kamigumi Co Ltd	2,000	17,031
Kaneka Corp	2,000	13,092
Kansai Paint Co Ltd	4,000	53,166
Kao Corp	9,400	293,714
Kawasaki Heavy Industries Ltd	23,000	100,128
Kawasaki Kisen Kaisha Ltd	5,000	11,773
KDDI Corp	9,200	473,558
Keihan Electric Railway Co Ltd	11,000	44,671
Keikyu Corp	8,000	75,843
Keio Corp	10,000	71,909
Keisei Electric Railway Co Ltd	6,000	62,689
Kewpie Corp	700	11,129
Keyence Corp	940	358,036
Kikkoman Corp	2,000	36,676
Kintetsu Corp	31,000	115,680
Kirin Holdings Co Ltd	16,000	233,848
Kobayashi Pharmaceutical Co Ltd	700	40,126
Kobe Steel Ltd *	42,000	78,287
Koito Manufacturing Co Ltd	2,000	38,112
Komatsu Ltd	17,200	429,375
Konami Corp	900	20,820
Konami Corp ADR	721	16,713
Konica Minolta Inc	6,000	50,555
Kubota Corp	13,000	188,798
Kubota Corp ADR	1,400	101,920
Kuraray Co Ltd	5,800	69,674
Kurita Water Industries Ltd	1,500	31,938
Kyocera Corp	4,200	223,775
Kyocera Corp ADR	673	71,802
Kyowa Hakko Kirin Co Ltd	4,000	41,190
Kyushu Electric Power Co Inc *	6,000	85,896
Lawson Inc	1,100	86,340
Lion Corp	7,000	42,728
LIXIL Group Corp	4,200	86,773
M3 Inc	7	19,430
Makita Corp	1,600	93,093
Makita Corp ADR	200	11,670
Marubeni Corp	30,000	236,794
Marui Group Co Ltd	4,800	45,118
Matsui Securities Co Ltd	3,100	34,379

	Shares	Value
Mazda Motor Corp *	51,000	$228,514
McDonald’s Holdings Co Japan Ltd	800	22,057
Medipal Holdings Corp	4,000	49,469
MEIJI Holdings Co Ltd	1,100	60,326
Minebea Co Ltd	3,000	15,338
Miraca Holdings Inc	400	17,878
MISUMI Group Inc	1,200	34,820
Mitsubishi Chemical Holdings Corp	19,000	89,050
Mitsubishi Corp	25,600	519,259
Mitsubishi Electric Corp	34,000	358,891
Mitsubishi Estate Co Ltd	22,000	652,782
Mitsubishi Gas Chemical Co Inc	5,000	42,135
Mitsubishi Heavy Industries Ltd	55,000	316,557
Mitsubishi Logistics Corp	3,000	45,509
Mitsubishi Materials Corp	16,000	66,277
Mitsubishi Motors Corp *	8,100	89,997
Mitsubishi Tanabe Pharma Corp	3,100	43,553
Mitsubishi UFJ Financial Group Inc	165,000	1,058,450
Mitsubishi UFJ Financial Group Inc ADR	61,180	392,164
Mitsui & Co Ltd	23,500	342,411
Mitsui & Co Ltd ADR	300	87,450
Mitsui Chemicals Inc	11,000	30,283
Mitsui Fudosan Co Ltd	16,000	540,788
Mitsui Mining & Smelting Co Ltd	6,000	17,477
Mitsui OSK Lines Ltd *	16,000	72,525
Mizuho Financial Group Inc	301,900	657,136
Mizuho Financial Group Inc ADR	50,432	217,866
MS&AD Insurance Group Holdings	9,100	238,466
Murata Manufacturing Co Ltd	3,900	298,845
Nabtesco Corp	1,100	26,873
Nagase & Co Ltd	2,000	25,501
Nagoya Railroad Co Ltd	8,000	23,486
Namco Bandai Holdings Inc	2,700	50,499
Nankai Electric Railway Co Ltd	6,000	22,693
NEC Corp	39,000	90,515
Nexon Co Ltd	3,300	40,340
NGK Insulators Ltd	4,000	60,915
NGK Spark Plug Co Ltd	2,000	44,433
NHK Spring Co Ltd	4,000	41,150
Nichirei Corp	9,000	49,103
Nidec Corp	1,300	107,651
Nidec Corp ADR	3,016	63,788
Nikon Corp	5,100	89,048
Nintendo Co Ltd	1,600	181,812
Nippo Corp	3,000	51,507
Nippon Electric Glass Co Ltd	10,000	53,647
Nippon Express Co Ltd	17,000	85,450
Nippon Kayaku Co Ltd	3,000	43,275
Nippon Meat Packers Inc	3,000	43,053
Nippon Paint Co Ltd	2,000	32,024
Nippon Paper Industries Co Ltd	400	6,324
Nippon Shokubai Co Ltd	5,000	58,054
Nippon Steel & Sumitomo Metal Corp	138,630	472,577
Nippon Telegraph & Telephone Corp	6,000	311,428
Nippon Telegraph & Telephone Corp ADR	4,100	106,846
Nippon Yusen KK	27,000	85,538
Nipro Corp	3,700	35,853
Nishi-Nippon Railroad Co Ltd	5,000	19,525
Nissan Chemical Industries Ltd	4,000	60,452
Nissan Motor Co Ltd	42,700	429,914
Nisshin Seifun Group Inc	4,400	44,468
Nisshinbo Holdings Inc	4,000	33,073
Nissin Foods Holdings Co Ltd	1,000	41,111
Nitori Holdings Co Ltd	450	41,276
Nitto Denko Corp	2,900	189,997
NKSJ Holdings Inc	6,350	163,851
NOK Corp	2,000	31,247
Nomura Holdings Inc	46,000	359,199
Nomura Holdings Inc ADR	19,971	155,974
Nomura Real Estate Holdings Inc	2,000	49,259

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Nomura Research Institute Ltd	1,400	$48,767
NSK Ltd	9,000	92,330
NTN Corp *	12,000	54,413
NTT Data Corp	3,000	101,353
NTT DOCOMO Inc	19,400	315,190
NTT DOCOMO Inc ADR	8,600	139,492
Obayashi Corp	11,000	65,804
Obic Co Ltd	1,600	51,705
Odakyu Electric Railway Co Ltd	10,000	99,575
Oji Holdings Corp	14,000	65,770
Olympus Corp *	4,900	149,144
Omron Corp	3,100	112,190
Ono Pharmaceutical Co Ltd	800	49,286
Oracle Corp Japan	600	22,358
Oriental Land Co Ltd	1,000	165,527
Osaka Gas Co Ltd	33,000	140,841
Otsuka Corp	400	51,118
Otsuka Holdings Co Ltd	5,000	145,159
Panasonic Corp	23,900	231,645
Panasonic Corp ADR	13,000	124,887
Park24 Co Ltd	3,000	53,420
Pigeon Corp	700	34,411
Rakuten Inc	12,300	186,905
Rengo Co Ltd	6,000	33,140
Resona Holdings Inc	33,700	172,594
Ricoh Co Ltd	11,000	127,357
Rinnai Corp	500	37,194
Rohm Co Ltd	1,900	78,157
Ryohin Keikaku Co Ltd	800	72,387
Sankyo Co Ltd	900	44,039
Sanrio Co Ltd	1,400	86,226
Santen Pharmaceutical Co Ltd	1,500	72,877
Sapporo Holdings Ltd	2,000	8,706
Sawai Pharmaceutical Co Ltd	400	28,126
SBI Holdings Inc	2,220	28,879
Secom Co Ltd	3,500	219,671
Sega Sammy Holdings Inc	3,100	89,801
Seiko Epson Corp	1,000	16,464
Seino Holdings Co Ltd	3,000	30,709
Sekisui Chemical Co Ltd	8,000	81,711
Sekisui House Ltd	10,000	134,820
Seven & I Holdings Co Ltd	13,600	498,154
Sharp Corp *	21,000	77,539
Shikoku Electric Power Co Inc *	4,200	71,617
Shimadzu Corp	6,000	56,999
Shimamura Co Ltd	500	49,809
Shimano Inc	1,200	107,369
Shimizu Corp	8,000	39,212
Shin-Etsu Chemical Co Ltd	7,700	472,722
Shinsei Bank Ltd	30,000	72,966
Shionogi & Co Ltd	5,400	113,793
Shiseido Co Ltd	5,500	99,075
Showa Denko KK	29,000	39,355
Showa Shell Sekiyu KK	2,700	30,291
SMC Corp	900	214,843
Softbank Corp	16,500	1,146,706
Sojitz Corp	27,300	53,627
Sony Corp	9,000	192,843
Sony Corp ADR	8,700	187,224
Sony Financial Holdings Inc	3,700	68,032
Sotetsu Holdings Inc	8,000	30,777
Square Enix Holdings Co Ltd	1,700	26,982
Stanley Electric Co Ltd	2,400	51,179
Sugi Holdings Co Ltd	1,100	47,217
Sumco Corp	4,900	39,836
Sumitomo Chemical Co Ltd	29,000	110,707
Sumitomo Corp	20,800	280,913
Sumitomo Electric Industries Ltd	13,100	190,161
Sumitomo Forestry Co Ltd	900	9,767
Sumitomo Heavy Industries Ltd	11,000	50,149

	Shares	Value
Sumitomo Metal Mining Co Ltd	7,000	$99,236
Sumitomo Mitsui Financial Group Inc	21,500	1,043,781
Sumitomo Mitsui Financial Group Inc ADR	6,000	58,380
Sumitomo Mitsui Trust Holdings Inc	55,000	273,146
Sumitomo Realty & Development Co Ltd	6,000	286,143
Sumitomo Rubber Industries Ltd	2,000	30,960
Sundrug Co Ltd	1,000	49,992
Suruga Bank Ltd	4,000	69,045
Suzuken Co Ltd	900	29,676
Suzuki Motor Corp	5,800	139,329
Sysmex Corp	1,100	70,506
T&D Holdings Inc	9,100	113,059
Tadano Ltd	3,000	38,604
Taiheiyo Cement Corp	10,000	43,817
Taisei Corp	18,000	88,815
Taiyo Nippon Sanso Corp	5,000	33,638
Takara Holdings Inc	3,000	27,465
Takashimaya Co Ltd	5,000	46,977
Takeda Pharmaceutical Co Ltd	14,400	681,140
TDK Corp	1,600	62,954
Teijin Ltd	9,000	20,784
Terumo Corp	2,200	113,224
The 77 Bank Ltd	4,000	19,705
The Awa Bank Ltd	5,000	27,121
The Bank of Kyoto Ltd	6,000	52,898
The Bank of Yokohama Ltd	17,000	97,345
The Chiba Bank Ltd	16,000	117,118
The Chugoku Bank Ltd	4,000	56,355
The Chugoku Electric Power Co Inc	4,800	76,494
The Dai-ichi Life Insurance Co Ltd	13,800	197,806
The Gunma Bank Ltd	5,000	29,350
The Hachijuni Bank Ltd	6,000	37,424
The Hiroshima Bank Ltd	5,000	21,374
The Iyo Bank Ltd	5,000	52,549
The Japan Steel Works Ltd	8,000	46,600
The Joyo Bank Ltd	8,000	43,112
The Kansai Electric Power Co Inc *	13,400	170,731
The Keiyo Bank Ltd	2,000	10,529
The Nishi-Nippon City Bank Ltd	6,000	16,389
The Shiga Bank Ltd	2,000	11,383
The Shizuoka Bank Ltd	10,000	114,125
The Yokohama Rubber Co Ltd	6,000	59,425
THK Co Ltd	700	15,584
Tobu Railway Co Ltd	22,000	116,353
Toho Co Ltd	1,000	20,894
Toho Gas Co Ltd	5,000	26,216
Tohoku Electric Power Co Inc *	8,600	106,102
Tokai Rika Co Ltd	1,400	29,748
Tokai Tokyo Financial Holdings Inc	9,000	75,675
Tokio Marine Holdings Inc	12,300	403,505
Tokyo Electric Power Co Inc *	26,300	163,681
Tokyo Electron Ltd	2,700	145,239
Tokyo Gas Co Ltd	42,000	230,867
Tokyo Tatemono Co Ltd	7,000	64,473
Tokyu Corp	18,000	128,754
Tokyu Land Corp	10,000	103,871
TonenGeneral Sekiyu KK	4,000	36,983
Toppan Printing Co Ltd	11,000	88,937
Toray Industries Inc	25,000	164,848
Toshiba Corp	76,000	342,587
Tosoh Corp	10,000	41,364
TOTO Ltd	5,000	70,228
Toyo Seikan Group Holdings Ltd	3,100	60,996
Toyo Suisan Kaisha Ltd	1,000	29,395
Toyoda Gosei Co Ltd	2,000	49,441
Toyota Motor Corp	18,060	1,158,208
Toyota Motor Corp ADR	15,703	2,010,455
Toyota Tsusho Corp	3,400	89,028
Trend Micro Inc	1,800	67,195
Tsumura & Co	1,500	44,049

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Ube Industries Ltd	14,000	$26,467
Unicharm Corp	2,200	128,775
UNY Group Holdings Co Ltd	5,200	33,610
Ushio Inc	900	11,217
USS Co Ltd	2,700	39,143
Wacoal Holdings Corp	3,000	31,997
West Japan Railway Co	2,800	120,109
Yahoo! Japan Corp	26,500	150,889
Yakult Honsha Co Ltd	1,700	85,322
Yamada Denki Co Ltd	14,100	41,699
Yamaguchi Financial Group Inc	2,000	19,699
Yamaha Corp	1,400	20,054
Yamaha Motor Co Ltd	4,800	70,554
Yamato Holdings Co Ltd	5,300	119,821
Yamato Kogyo Co Ltd	1,300	48,392
Yamazaki Baking Co Ltd	2,000	21,619
Yaskawa Electric Corp	2,000	28,253
Yokogawa Electric Corp	3,800	54,299
Zeon Corp	4,000	51,110

		48,181,104

Luxembourg - 0.3%

ArcelorMittal	8,057	110,806
ArcelorMittal ‘NY’ (NYSE)	8,452	115,539
L’Occitane International SA	7,500	19,561
Millicom International Cellular SA SDR	971	85,822
Samsonite International SA	22,500	62,747
SES SA FDR	4,834	138,360
Subsea 7 SA	5,114	106,294
Tenaris SA	2,894	67,824
Tenaris SA ADR	2,949	137,954

		844,907

Mauritius - 0.0%

Golden Agri-Resources Ltd	113,000	46,872

Netherlands - 2.6%

Aegon NV	8,347	61,807
Aegon NV ‘NY’	22,659	167,677
Akzo Nobel NV	4,003	263,147
ASML Holding NV	3,752	370,050
ASML Holding NV ‘NY’	3,036	299,835
CNH Industrial NV *	14,397	184,642
Delta Lloyd NV	419	8,901
European Aeronautic Defence & Space Co NV	10,315	657,472
Fugro NV CVA	1,119	68,271
Gemalto NV	1,235	132,609
Heineken NV	3,768	266,828
ING Groep NV ADR *	39,158	444,443
ING Groep NV CVA *	26,200	297,297
Koninklijke Ahold NV	16,388	283,949
Koninklijke Boskalis Westminster NV	847	37,477
Koninklijke DSM NV	2,789	210,509
Koninklijke KPN NV *	39,645	126,360
Koninklijke Philips NV	8,876	286,256
Koninklijke Philips NV ‘NY’	8,368	269,868
Koninklijke Vopak NV	897	51,361
QIAGEN NV (XETR) *	2,644	57,003
Randstad Holding NV	2,867	161,555
Reed Elsevier NV	10,822	217,494
Reed Elsevier NV ADR	1,235	49,523
SBM Offshore NV *	56	1,110
STMicroelectronics NV	11,462	105,646
STMicroelectronics NV ‘NY’	2,700	24,840
TNT Express NV	4,920	44,858
Unilever NV ‘NY’	11,887	448,378
Unilever NV CVA	15,780	614,082

	Shares	Value
Wolters Kluwer NV	4,636	$119,375
Ziggo NV	1,920	77,787

		6,410,410

New Zealand - 0.1%

Auckland International Airport Ltd	15,829	43,586
Contact Energy Ltd	4,031	18,113
Fletcher Building Ltd (NZX)	12,945	102,149
Telecom Corp of New Zealand Ltd	28,553	55,144

		218,992

Norway - 0.7%

Aker Solutions ASA	2,264	31,803
DNB ASA	17,081	259,447
DNO International ASA *	11,238	24,974
Fred Olsen Energy ASA	553	24,567
Gjensidige Forsikring ASA	3,349	50,582
Marine Harvest ASA	33,007	35,248
Norsk Hydro ASA	14,135	58,619
Orkla ASA	14,967	109,035
Petroleum Geo-Services ASA	4,001	49,511
Schibsted ASA	1,909	98,429
Statoil ASA	15,828	359,561
Statoil ASA ADR	3,728	84,551
Storebrand ASA *	4,286	23,757
Telenor ASA	13,850	316,549
TGS Nopec Geophysical Co ASA	1,334	39,341
Yara International ASA	3,056	126,226

		1,692,200

Papua New Guinea - 0.1%

Oil Search Ltd	21,704	174,175

Portugal - 0.2%

Banco Espirito Santo SA *	29,373	31,292
EDP - Energias de Portugal SA	48,476	177,107
Galp Energia SGPS SA	3,121	52,012
Jeronimo Martins SGPS SA	4,083	83,871
Portugal Telecom SGPS SA	7,542	33,996

		378,278

Singapore - 1.3%

CapitaLand Ltd	53,000	130,674
City Developments Ltd	11,000	89,905
ComfortDelGro Corp Ltd	36,831	57,880
DBS Group Holdings Ltd	31,682	414,941
Jardine Cycle & Carriage Ltd	2,000	60,841
Keppel Corp Ltd	30,800	255,877
Keppel Land Ltd	7,000	19,769
Olam International Ltd	18,000	21,958
Oversea-Chinese Banking Corp Ltd	52,832	433,897
SATS Ltd	8,000	20,791
Sembcorp Industries Ltd	15,000	63,261
Sembcorp Marine Ltd	12,000	43,358
Singapore Airlines Ltd	10,000	83,043
Singapore Exchange Ltd	20,000	115,801
Singapore Press Holdings Ltd	28,000	91,760
Singapore Technologies Engineering Ltd	37,000	123,075
Singapore Telecommunications Ltd	155,000	461,187
SMRT Corp Ltd	24,000	24,672
StarHub Ltd	8,000	27,364
United Industrial Corp Ltd	9,000	21,882
United Overseas Bank Ltd	23,090	380,742
UOL Group Ltd	4,000	19,614
Venture Corp Ltd	2,000	12,162
Wilmar International Ltd	49,000	123,844

		3,098,298

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
Spain - 2.9%

Abertis Infraestructuras SA	7,224	$140,770
ACS Actividades de Construccion y Servicios SA	2,918	93,100
Amadeus IT Holding SA ‘A’	6,241	221,482
Banco Bilbao Vizcaya Argentaria SA	88,447	993,659
Banco Bilbao Vizcaya Argentaria SA ADR	14,058	157,168
Banco de Sabadell SA	45,294	114,060
Banco Popular Espanol SA *	19,121	103,545
Banco Santander SA	162,226	1,329,908
Banco Santander SA ADR	31,061	253,768
CaixaBank SA	15,725	69,063
Distribuidora Internacional de Alimentacion SA	11,300	98,375
Ebro Foods SA	1,575	35,583
EDP Renovaveis SA	3,839	19,955
Enagas SA	3,567	87,660
Ferrovial SA	7,257	130,865
Gas Natural SDG SA	6,081	127,469
Grifols SA	2,817	115,683
Iberdrola SA	80,260	467,975
Inditex SA	3,835	592,616
International Consolidated Airlines Group SA *	13,807	75,452
Mapfre SA	13,005	46,555
Prosegur Cia de Seguridad SA	6,890	40,280
Red Electrica Corp SA	2,085	119,025
Repsol SA	8,906	221,525
Repsol SA ADR	5,356	132,347
Telefonica SA *	44,989	703,137
Telefonica SA ADR *	28,381	439,338
Zardoya Otis SA	4,355	70,675

		7,001,038

Sweden - 2.9%

Alfa Laval AB	6,555	158,236
Assa Abloy AB ‘B’	5,587	256,523
Atlas Copco AB ‘A’	11,891	348,352
Atlas Copco AB ‘B’	7,110	188,011
Boliden AB	4,207	63,063
Electrolux AB ‘B’	4,287	111,374
Elekta AB ‘B’	7,108	114,421
Getinge AB ‘B’	3,084	110,246
Hennes & Mauritz AB ‘B’	17,747	771,858
Hexagon AB ‘B’	4,401	132,639
Husqvarna AB ‘B’	5,332	34,622
ICA Gruppen AB *	936	28,826
Lundin Petroleum AB *	3,187	68,747
Meda AB ‘A’	4,084	49,132
Nordea Bank AB	49,892	602,792
Ratos AB ‘B’	1,948	18,145
Sandvik AB	16,078	222,234
Scania AB ‘B’	5,185	111,024
Securitas AB ‘B’	9,258	105,763
Skandinaviska Enskilda Banken AB ‘A’	27,247	288,819
Skanska AB ‘B’	5,807	111,707
SKF AB ‘B’	7,281	202,753
Svenska Cellulosa AB ‘A’	303	7,673
Svenska Cellulosa AB ‘B’	10,669	269,210
Svenska Handelsbanken AB ‘A’	9,069	388,028
Swedbank AB ‘A’	17,899	417,445
Swedish Match AB	3,770	133,076
Tele2 AB ‘B’	5,478	70,079
Telefonaktiebolaget LM Ericsson ‘A’	2,453	31,112
Telefonaktiebolaget LM Ericsson ‘B’	36,308	483,594
Telefonaktiebolaget LM Ericsson ADR	19,502	260,352
TeliaSonera AB	46,018	352,643
Trelleborg AB ‘B’	3,548	67,260

	Shares	Value
Volvo AB ‘A’	6,806	$101,998
Volvo AB ‘B’	26,047	390,212

		7,071,969

Switzerland - 8.2%

ABB Ltd (XVTX)	10,614	250,741
ABB Ltd ADR	29,541	696,872
Actelion Ltd	1,653	117,367
Adecco SA	2,473	176,630
Aryzta AG	1,452	97,056
Baloise Holding AG	688	76,080
Banque Cantonale Vaudoise	27	14,878
Barry Callebaut AG	39	39,136
Cie Financiere Richemont SA	9,342	933,611
Clariant AG	4,952	83,669
Coca-Cola HBC AG	544	16,305
Coca-Cola HBC AG ADR	2,685	80,201
Credit Suisse Group AG	20,817	637,901
Credit Suisse Group AG ADR	6,941	212,048
DKSH Holding AG	427	36,457
Dufry AG *	246	36,994
EMS-Chemie Holding AG	85	30,043
Galenica AG	61	51,632
Geberit AG	639	172,593
Givaudan SA	155	226,729
Holcim Ltd	3,856	287,067
Julius Baer Group Ltd	3,576	166,932
Kuehne + Nagel International AG	1,066	139,639
Lindt & Spruengli AG (Registered)	2	94,993
Nestle SA	59,195	4,146,144
Novartis AG	16,912	1,299,954
Novartis AG ADR	24,555	1,883,614
OC Oerlikon Corp AG	2,414	32,251
Partners Group Holding AG	252	61,737
PSP Swiss Property AG	103	8,935
Roche Holding AG (XSWX)	541	145,159
Roche Holding AG (XVTX)	12,481	3,366,846
Schindler Holding AG	240	34,834
SGS SA	98	234,295
Sika AG	36	104,951
Sonova Holding AG	867	107,758
Sulzer AG	437	67,651
Swiss Life Holding AG	559	105,830
Swiss Re AG	6,100	504,567
Swisscom AG	425	204,493
Syngenta AG	825	337,056
Syngenta AG ADR	4,185	340,240
The Swatch Group AG	492	317,390
The Swatch Group AG (Registered)	879	98,974
UBS AG (NYSE)	28,486	584,533
UBS AG (XVTX)	39,086	799,627
Zurich Insurance Group AG	2,733	703,870

		20,166,283

United Kingdom - 19.8%

Aberdeen Asset Management PLC	12,855	78,830
Admiral Group PLC	2,694	53,788
Aggreko PLC	3,734	96,990
AMEC PLC	4,164	72,463
Anglo American PLC	18,204	447,652
Antofagasta PLC	4,782	63,474
ARM Holdings PLC	1,325	21,214
ARM Holdings PLC ADR	7,271	349,881
Ashmore Group PLC	1,763	11,162
Ashtead Group PLC	8,089	80,759
Associated British Foods PLC	6,082	184,911
AstraZeneca PLC ADR	23,470	1,218,797
Aviva PLC	39,049	250,638
Aviva PLC ADR	2,200	28,248
Babcock International Group PLC	6,031	116,734

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Shares	Value
BAE Systems PLC	58,389	$429,361
Barclays PLC	33,439	143,869
Barclays PLC ADR	58,696	1,000,180
Barratt Developments PLC *	7,167	35,806
BG Group PLC	61,037	1,166,804
BHP Billiton PLC	5,427	159,845
BHP Billiton PLC ADR	14,432	849,467
BP PLC ADR	57,710	2,425,551
British American Tobacco PLC	16,938	898,738
British American Tobacco PLC ADR	8,619	906,288
British Sky Broadcasting Group PLC	10,561	148,854
British Sky Broadcasting Group PLC ADR	1,754	99,452
BT Group PLC	91,176	505,203
BT Group PLC ADR	5,292	292,648
Bunzl PLC	5,564	120,470
Burberry Group PLC	8,148	215,777
Capita PLC	11,209	180,661
Carnival PLC	1,157	39,206
Carnival PLC ADR	2,164	73,381
Centrica PLC	86,670	519,172
Cobham PLC	13,049	60,668
Compass Group PLC	31,237	429,446
Croda International PLC	2,177	93,594
Diageo PLC ADR	11,658	1,481,499
easyJet PLC	3,554	73,410
Eurasian Natural Resources Corp PLC *	3,202	11,029
Experian PLC	17,064	325,021
Fresnillo PLC	3,109	49,007
G4S PLC	18,242	75,116
Genting Singapore PLC	129,000	147,658
GKN PLC	33,457	185,238
GlaxoSmithKline PLC	1,836	46,144
GlaxoSmithKline PLC ADR	44,353	2,225,190
Glencore Xstrata PLC *	141,453	771,601
Hargreaves Lansdown PLC	5,034	79,828
HSBC Holdings PLC (LI)	6,138	66,519
HSBC Holdings PLC ADR	67,368	3,655,388
IMI PLC	5,799	136,649
Imperial Tobacco Group PLC	15,388	570,126
Informa PLC	9,345	79,448
Inmarsat PLC	4,415	50,718
InterContinental Hotels Group PLC	1,372	40,097
InterContinental Hotels Group PLC ADR	2,810	82,080
Intertek Group PLC	3,038	162,494
Invensys PLC	7,640	61,686
Investec PLC	13,065	84,718
ITV PLC	64,003	181,692
J Sainsbury PLC	23,843	151,287
John Wood Group PLC	6,020	78,248
Johnson Matthey PLC	3,370	153,238
Kingfisher PLC	41,276	257,540
Legal & General Group PLC	103,935	330,605
Lloyds Banking Group PLC *	618,193	737,544
Lloyds Banking Group PLC ADR *	47,097	226,537
London Stock Exchange Group PLC	2,376	59,123
Marks & Spencer Group PLC	26,885	216,201
Meggitt PLC	11,661	103,598
Melrose Industries PLC	20,247	98,230
Mondi PLC	5,873	99,204
National Grid PLC	32,873	388,894
National Grid PLC ADR	6,605	390,025
Next PLC	2,674	223,584
Old Mutual PLC	82,682	251,126
Pearson PLC	4,231	86,117
Pearson PLC ADR	9,809	199,515
Pennon Group PLC	6,143	69,568
Persimmon PLC *	4,414	77,603
Petrofac Ltd	3,498	79,685
Prudential PLC	15,432	287,692
Prudential PLC ADR	15,815	590,374

	Shares	Value
Randgold Resources Ltd	1,178	$84,467
Reckitt Benckiser Group PLC	11,725	857,967
Reed Elsevier PLC	4,850	65,328
Reed Elsevier PLC ADR	3,400	183,294
Resolution Ltd	22,766	117,163
Rexam PLC	12,246	95,448
Rio Tinto PLC	309	15,133
Rio Tinto PLC ADR	21,770	1,061,505
Rolls-Royce Holdings PLC *	33,393	601,801
Royal Bank of Scotland Group PLC *	16,107	93,636
Royal Bank of Scotland Group PLC ADR *	10,306	119,447
Royal Dutch Shell PLC ‘A’ (LI)	1,258	41,554
Royal Dutch Shell PLC ‘A’ ADR	29,901	1,963,898
Royal Dutch Shell PLC ‘B’	21,504	743,234
Royal Dutch Shell PLC ‘B’ ADR	34,467	2,373,053
RSA Insurance Group PLC	56,542	110,692
SABMiller PLC	16,931	863,076
Schroders PLC	3,090	128,870
Schroders PLC (Non-Voting)	1,511	52,791
Serco Group PLC	5,706	50,462
Severn Trent PLC	3,779	107,886
Shire PLC	1,539	61,622
Shire PLC ADR	2,941	352,596
Smith & Nephew PLC ADR	3,359	209,669
Smiths Group PLC	7,051	159,613
Sports Direct International PLC *	2,983	34,217
SSE PLC	16,268	388,546
Standard Chartered PLC	40,331	967,328
Standard Life PLC	39,801	222,570
Tate & Lyle PLC	8,884	105,949
Taylor Wimpey PLC	49,327	80,316
Tesco PLC	143,407	833,691
The Sage Group PLC	22,105	117,991
The Weir Group PLC	3,809	143,736
Travis Perkins PLC	3,825	102,129
TUI Travel PLC	6,714	39,905
Tullow Oil PLC	11,720	194,441
Unilever PLC	2,665	102,927
Unilever PLC ADR	20,084	774,841
United Utilities Group PLC	11,859	132,694
Vedanta Resources PLC	1,430	25,062
Vodafone Group PLC	336,252	1,185,701
Vodafone Group PLC ADR	53,441	1,880,054
Whitbread PLC	2,413	115,713
William Hill PLC	12,407	80,821
WM Morrison Supermarkets PLC	34,221	155,154
Wolseley PLC	4,497	232,831
WPP PLC	7,909	162,820
WPP PLC ADR	3,170	326,320

		48,587,838

Total Common Stocks (Cost $207,477,945)		243,615,293

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.000% due 10/01/13 (Dated 09/30/13, repurchase price of $956,343; collateralized by U.S. Treasury Notes: 0.750% due 02/28/18 and value $976,344)	$956,343	$956,343

Total Short-Term Investment (Cost $956,343)		956,343

TOTAL INVESTMENTS - 99.5% (Cost $208,474,343)		244,633,245

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,177,916

NET ASSETS - 100.0%		$245,811,161

Notes to Schedule of Investments

(a)	As of September 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.6%
Industrials	12.6%
Consumer Discretionary	11.4%
Consumer Staples	10.5%
Health Care	9.5%
Energy	9.2%
Materials	8.4%
Telecommunication Services	5.1%
Information Technology	4.3%
Utilities	3.5%
Others (each less than 3.0%)	0.4%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) as of September 30, 2013:

		Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	France	$13	$-	$13	$-
	Spain	18,859	18,859	-	-
	United Kingdom	10,929	10,929	-	-

		29,801	29,788	13	-

	Preferred Stocks (1)	31,808	-	31,808	-
	Common Stocks
	Australia	17,291,423	2,327,637	14,963,786	-
	Austria	569,679	-	569,679	-
	Belgium	2,423,436	1,058,051	1,365,385	-
	Bermuda	1,083,296	88,488	994,808	-
	Canada	22,968,772	22,968,772	-	-
	Cayman	714,889	79,453	635,436	-
	Cyprus	19,010	-	19,010	-
	Denmark	2,757,460	718,000	2,039,460	-
	Finland	1,712,282	127,596	1,584,686	-
	France	20,368,568	1,015,173	19,353,395	-
	Germany	18,340,392	1,905,757	16,434,635	-
	Hong Kong	5,425,733	-	5,425,733	-
	Ireland	768,130	216,418	551,712	-
	Israel	1,025,046	573,417	451,629	-
	Italy	4,274,813	356,827	3,917,986	-
	Japan	48,181,104	4,610,759	43,570,345	-
	Luxembourg	844,907	253,493	591,414	-
	Mauritius	46,872	-	46,872	-
	Netherlands	6,410,410	1,889,206	4,521,204	-
	New Zealand	218,992	-	218,992	-
	Norway	1,692,200	84,551	1,607,649	-
	Papua New Guinea	174,175	-	174,175	-
	Portugal	378,278	-	378,278	-
	Singapore	3,098,298	-	3,098,298	-
	Spain	7,001,038	982,621	6,018,417	-
	Sweden	7,071,969	260,352	6,811,617	-
	Switzerland	20,166,283	3,902,153	16,264,130	-
	United Kingdom	48,587,838	25,339,178	23,248,660	-

		243,615,293	68,757,902	174,857,391	-
	Short-Term Investment	956,343	-	956,343	-

	Total	$244,633,245	$68,787,690	$175,845,555	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 258

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2013 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2013. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of September 30, 2013.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of September 30, 2013.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap contracts as of September 30, 2013.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 1C in Supplemental Notes to Schedule of Investments).
#	Securities purchased on a when-issued basis.
l	Total shares owned by the portfolio as of September 30, 2013 were less than one share.

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BNY	Bank of New York Mellon
BOA	Bank of America
BRC	Barclays
CBA	Commonwealth Bank of Australia
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Francs
CLP	Chilean Peso
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
GTQ	Guatemalan Quetza
HKD	Hong Kong Dollar
HRK	Croatian Kuna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
LBP	Lebanese Pound
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Other Abbreviations:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
NVDR	Non Voting Depository Receipt
‘NY’	New York Shares
OTC	Over the Counter
PIK	Payment-In-Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
WIBOR	Warsaw Interbank Offered Rate

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Supplemental Notes to Schedule of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2013 (Unaudited)

1. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Pacific Select Fund (“the Fund”) is comprised of fifty-six portfolios. The Fund’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of its investments each business day. Under the Valuation Policy, the Board has delegated certain functions to a Trustee Valuation Committee or another valuation committee to determine the fair value of certain investments. Each valuation committee that values the Fund’s investments, which includes using third party pricing services and/or approved alternate valuation methodologies, does so in accordance with the Valuation Policy. Notes 1B and 1C below describe in greater detail the methodologies used to value the Fund’s investments.

B. NET ASSET VALUE

Each portfolio of the Fund is divided into shares and share classes, if applicable. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets, subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding.

Each portfolio’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Fund or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on days when the portfolios do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem Fund shares.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board:

Money Market Instruments and Short-Term Investments

The investments of the Cash Management Portfolio and money market and short-term investments of other portfolios maturing within 60 days are valued at amortized cost in accordance with the Investment Company Act of 1940 (“1940 Act”). Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Portfolio investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the portfolios use the last reported sale price or official closing price from an exchange as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments the Fund generally uses the last reported sale price or official closing price from the principal foreign exchange, which may be earlier than the NYSE close. The Fund then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Fund has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap contracts are valued using alternative valuation methodologies pursuant to the

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain fixed-income investments are valued by a benchmark, matrix, or other pricing methodologies approved by the Board or its delegate (i.e. a valuation committee approved by the Board).

Pacific Dynamix Portfolios

The investments of the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”) consist of Class P shares of the PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

Portfolio Optimization Portfolios

The investments of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios (collectively, the “Portfolio Optimization Portfolios”) consist of Class P shares of the Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Growth (formerly Growth LT), Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Real Estate, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, and Precious Metals Portfolios (collectively the “Portfolio Optimization Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

Feeder Portfolios

The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio are determined by the Pacific Select Fund based upon the NAVs of the Master Funds at the time of computation. The NAVs of the Master Funds are determined by the management of the Master Funds and not Pacific Select Fund. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the Board has delegated authority to a valuation committee to adopt and use alternate valuation formulas and methodologies as it deems necessary and appropriate (“Alternate Valuation Methodologies”) to value such investments. Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the Trustee Valuation Committee, or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Valuations determined by the Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Fund characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, a valuation oversight committee (“VOC”) has been established which determines the level in which each portfolio’s investments are characterized. The VOC includes investment, legal and compliance members of the Fund’s adviser, accounting members of the Fund’s Administrator, and the Fund’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

— Level 1 –	Quoted prices (unadjusted) in active markets for identical investments

— Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

— Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value the Fund’s investments. The VOC also periodically evaluates how each portfolio’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value

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of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Fund’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each portfolio’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 1C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Fund presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Fund also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a portfolio had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each portfolio’s investments as of September 30, 2013 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration data received from active market makers and inter-dealer brokers and yield curves. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by the Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts

Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC options contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are categorized as Level 2.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Fund, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments, and are reflected as Level 2. The Fund may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of the Fund as applicable. Consideration may also include an evaluation of collateral.

2. INVESTMENTS AND RISKS

General Investment Risks

An investment in each portfolio represents an indirect investment in the assets owned by that portfolio. As with any mutual fund, the value of the assets owned by each portfolio may move up or down, and as a result, an investment in a portfolio at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each portfolio’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of each portfolio’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Pacific Dynamix Underlying Portfolios (see Note 4). The Portfolio Optimization Portfolios are exposed to the same risks as the Portfolio Optimization Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Portfolio Optimization Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Portfolio Optimization Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Portfolio Optimization Underlying Portfolios (see Note 4).

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions, and many of the factors discussed in General Investment Risks above.

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a portfolio’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign

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companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Illiquid Investments

Each portfolio may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the Cash Management Portfolio), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each portfolio as of September 30, 2013 was less than 15% of its net assets (5% of total assets for the Cash Management Portfolio).

Senior Loan Participations and Assignments

Certain portfolios may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrower”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2013, no participation interest in Senior Loans was held by any of the portfolios covered in this report.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

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U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Fund’s shares. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed- delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed- delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a portfolio’s volatility.

Repurchase Agreements

Certain portfolios may enter into repurchase agreements with institutions that the adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a portfolio to resell, the security at an agreed upon price and time. Repurchase agreements permit a portfolio to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the portfolio at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a portfolio are collateralized with cash or securities of a type that the portfolio is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. Except in the case of a repurchase agreement entered into for the purposes of selling a security short, the value of the collateral delivered to the Fund must equal or exceed 95% of the value of the repurchase price during the term of

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the repurchase agreement. The terms of a repurchase agreement entered into for purposes of settling a security short may provide that the cash purchase price paid by the portfolio is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, the portfolio normally will have used the collateral received to settle the short sale, the portfolio will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a portfolio as collateral, the portfolio has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the portfolio under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a portfolio’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions (see Note 3).

Reverse Repurchase Agreements – Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks – Certain portfolios may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the portfolio are recorded as a liability. A portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to a portfolio. A portfolio will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Fund’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

3. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar

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rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Master Agreements and Netting Arrangements – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a portfolio or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total market value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a portfolio’s financial statements. A portfolio’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given portfolio exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The market value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s Custodian and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

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September 30, 2013 (Unaudited)

B. DERIVATIVE INVESTMENTS AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options Contracts – An options contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an options contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the portfolio is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A portfolio records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Swaps Agreements – Swaps agreements are bilaterally negotiated agreements between the portfolios and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by the portfolios are recorded as realized gain.

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September 30, 2013 (Unaudited)

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain portfolios hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios enter into interest rate swap agreements.

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

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Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2013 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

Total Return Swaps – A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform, or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

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4. INVESTMENTS WITH AFFILIATES

A summary of holdings and transactions with affiliated mutual fund investments as of and for the nine-month period ended September 30, 2013 is as follows:

Portfolio/Master Fund	Beginning Value as of January 1, 2013	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (3)	Change in Unrealized Appreciation	As of September 30, 2013
							Ending Value	Share Balance
American Funds Asset Allocation
American Funds Insurance Series® Asset Allocation Fund – Class 1	$571,312,589	$581,410,820	$3,517,028	$865,805	$318,783	$117,820,634	$1,273,514,049	59,817,475

(1)	Purchased cost excludes distributions received and reinvested.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain includes distributions from capital gains, if any.

Portfolio/Pacific Dynamix or Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2013
						Ending Value	Share Balance
Pacific Dynamix – Conservative Growth
PD Aggregate Bond Index ‘P’	$132,964,797	$51,410,567	$9,492,269	$107,539	($3,233,452)	$171,757,182	15,716,625
PD High Yield Bond Market ‘P’	15,034,145	4,340,423	1,054,696	32,312	459,970	18,812,154	1,555,136
PD Large-Cap Growth Index ‘P’	27,397,501	3,780,690	1,933,610	470,324	5,418,919	35,133,824	1,834,175
PD Large-Cap Value Index ‘P’	32,934,956	3,086,563	2,285,176	536,754	6,208,856	40,481,953	2,213,521
PD Small-Cap Growth Index ‘P’	5,162,566	100,574	351,566	98,571	1,559,857	6,570,002	339,989
PD Small-Cap Value Index ‘P’	7,791,712	472,363	527,348	111,647	1,689,110	9,537,484	553,854
PD Emerging Markets ‘P’	2,353,618	4,725,850	317,561	(54,571)	(230,705)	6,476,631	446,908
PD International Large-Cap ‘P’	25,320,937	2,759,066	1,616,049	264,113	3,460,480	30,188,547	1,956,318
Total	$248,960,232	$70,676,096	$17,578,275	$1,566,689	$15,333,035	$318,957,777

Pacific Dynamix – Moderate Growth
PD Aggregate Bond Index ‘P’	$224,739,260	$139,429,961	$8,164,320	$565,639	($6,163,246)	$350,407,294	32,063,986
PD High Yield Bond Market ‘P’	30,830,960	17,983,809	1,166,331	54,082	999,754	48,702,274	4,026,050
PD Large-Cap Growth Index ‘P’	94,739,901	36,893,164	3,498,994	1,152,116	21,321,662	150,607,849	7,862,541
PD Large-Cap Value Index ‘P’	124,236,986	40,529,802	4,432,060	1,379,580	25,193,050	186,907,358	10,219,945
PD Small-Cap Growth Index ‘P’	20,063,191	3,887,470	699,799	172,768	6,752,822	30,176,452	1,561,591
PD Small-Cap Value Index ‘P’	33,016,492	10,568,138	1,166,332	248,754	7,968,945	50,635,997	2,940,498
PD Emerging Markets ‘P’	19,757,932	23,243,395	754,057	36,829	(1,291,887)	40,992,212	2,828,595
PD International Large-Cap ‘P’	97,312,015	34,559,464	3,444,736	534,019	15,560,892	144,521,654	9,365,481
Total	$644,696,737	$307,095,203	$23,326,629	$4,143,787	$70,341,992	$1,002,951,090

Pacific Dynamix – Growth
PD Aggregate Bond Index ‘P’	$51,756,859	$23,259,540	$8,568,893	$356,367	($1,372,160)	$65,431,713	5,987,323
PD High Yield Bond Market ‘P’	-	7,509,044	98,830	(2,064)	(97,618)	7,310,532	604,337
PD Large-Cap Growth Index ‘P’	49,129,992	11,762,969	2,534,337	692,337	10,079,591	69,130,552	3,608,987
PD Large-Cap Value Index ‘P’	60,364,996	8,669,636	3,018,467	848,662	11,378,356	78,243,183	4,278,275
PD Small-Cap Growth Index ‘P’	15,909,498	2,102,687	800,317	225,151	5,072,784	22,509,803	1,164,852
PD Small-Cap Value Index ‘P’	21,488,693	3,809,593	1,067,090	234,095	4,831,041	29,296,332	1,701,276
PD Emerging Markets ‘P’	13,783,904	10,176,880	716,346	43,056	(914,800)	22,372,694	1,543,788
PD International Large-Cap ‘P’	51,736,725	13,792,779	2,534,338	225,049	7,879,894	71,100,109	4,607,522
Total	$264,170,667	$81,083,128	$19,338,618	$2,622,653	$36,857,088	$365,394,918

Portfolio Optimization Conservative
Diversified Bond ‘P’	$491,654,914	$66,875	$103,218,645	$6,276,199	($12,115,755)	$382,663,588	35,529,065
Floating Rate Income ‘P’	-	64,199,950	9,186,586	(99)	130,990	55,144,255	5,492,720
Floating Rate Loan ‘P’	222,852,974	23,065	96,488,863	4,397,653	2,377,561	133,162,390	16,814,157
High Yield Bond ‘P’	183,486,761	9,214	37,451,915	2,872,922	2,506,946	151,423,928	21,558,776
Inflation Managed ‘P’	190,267,123	11,930,734	5,312,047	(217,836)	(12,593,695)	184,074,279	16,576,156
Inflation Protected ‘P’	227,191,972	42,435	24,029,322	623,269	(16,336,961)	187,491,393	18,445,713
Managed Bond ‘P’	610,785,390	76,759	132,572,812	5,425,803	(15,805,122)	467,910,018	37,966,446
Short Duration Bond ‘P’	565,671,214	75,401	118,516,182	2,175,328	(1,082,797)	448,322,964	46,220,468
Emerging Markets Debt ‘P’	197,510,608	58,316,835	15,736,116	752,831	(18,190,181)	222,653,977	22,069,047
Comstock ‘P’	129,907,025	109,922	75,883,143	15,334,981	9,105,252	78,574,037	6,905,859
Dividend Growth ‘P’	-	7,802,766	-	-	281,433	8,084,199	616,500
Equity Index ‘P’	95,218,518	1,114,395	58,654,828	12,244,606	2,939,615	52,862,306	1,410,463
Growth ‘P’	-	15,549,296	-	-	1,296,247	16,845,543	975,048
Large-Cap Growth ‘P’	76,163,462	23,771,391	61,717,637	2,685,051	6,010,050	46,912,317	6,357,482
Large-Cap Value ‘P’	157,340,798	474,821	77,240,832	16,872,787	11,966,558	109,414,132	6,990,193
Main Street Core ‘P’	-	7,797,350	-	-	356,939	8,154,289	317,110
Mid-Cap Equity ‘P’	44,252,182	8,067,827	26,873,829	(1,324,974)	8,239,267	32,360,473	2,146,996
Mid-Cap Value ‘P’	63,025,129	4,320,877	46,456,036	4,101,895	6,267,198	31,259,063	1,770,308
Value Advantage ‘P’	-	35,698,837	6,023,217	267,457	1,532,594	31,475,671	2,963,379
International Large-Cap ‘P’	76,652,384	5,073,557	7,472,396	572,572	8,590,060	83,416,177	10,383,526
International Value ‘P’	46,185,384	2,797,028	5,046,364	98,769	6,622,865	50,657,682	4,095,012
Currency Strategies ‘P’	121,887,642	8,833,209	47,911,904	279,699	1,828,159	84,916,805	8,419,616
Global Absolute Return ‘P’	229,236,674	-	37,849,961	142,514	(4,962,822)	186,566,405	19,187,256
Precious Metals ‘P’	44,188,227	15,861,425	26,172,097	(5,495,881)	(4,164,491)	24,217,183	4,700,996
Total	$3,773,478,381	$272,013,969	$1,019,814,732	$68,085,546	($15,200,090)	$3,078,563,074

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2013
						Ending Value	Share Balance
Portfolio Optimization Moderate-Conservative
Diversified Bond ‘P’	$420,935,898	$9,033,342	$5,369,824	$409,162	($6,182,862)	$418,825,716	38,886,600
Floating Rate Income ‘P’	-	75,885,863	1,648,021	96	176,777	74,414,715	7,412,181
Floating Rate Loan ‘P’	239,863,944	13,894	70,600,972	3,224,767	4,321,657	176,823,290	22,327,134
High Yield Bond ‘P’	199,233,437	2,434,112	12,449,957	876,581	5,077,772	195,171,945	27,787,341
Inflation Managed ‘P’	204,270,301	5,804,144	3,295,079	(125,163)	(13,900,269)	192,753,934	17,357,771
Inflation Protected ‘P’	246,026,817	5,875,136	23,269,008	602,850	(18,055,685)	211,180,110	20,776,248
Managed Bond ‘P’	515,441,409	6,134,782	7,348,058	397,744	(10,795,833)	503,830,044	40,881,014
Short Duration Bond ‘P’	514,629,705	4,187,690	62,933,848	1,252,212	(68,499)	457,067,260	47,121,973
Emerging Markets Debt ‘P’	179,566,464	11,648,159	6,532,660	529,948	(12,691,175)	172,520,736	17,099,934
American Funds Growth-Income ‘P’	42,239,443	-	-	-	8,709,988	50,949,431	4,050,232
Comstock ‘P’	176,947,395	23,705	44,192,612	7,991,685	28,800,159	169,570,332	14,903,507
Dividend Growth ‘P’	89,965,690	82,211	10,426,309	1,801,640	14,666,816	96,090,048	7,327,811
Equity Index ‘P’	177,838,222	1,056,324	109,737,601	23,579,689	5,854,507	98,591,141	2,630,591
Growth ‘P’	-	71,141,780	3,082,634	183,831	7,151,489	75,394,466	4,363,958
Large-Cap Growth ‘P’	130,522,591	1,414,107	35,279,085	3,735,229	23,324,589	123,717,431	16,765,988
Large-Cap Value ‘P’	255,452,973	9,129	62,891,384	13,085,144	35,095,528	240,751,390	15,381,000
Main Street Core ‘P’	177,425,622	1,568,071	83,137,577	16,335,584	12,226,353	124,418,053	4,838,454
Mid-Cap Equity ‘P’	18,674,600	3,640,557	1,333,500	(169,494)	4,783,768	25,595,931	1,698,194
Mid-Cap Growth ‘P’	8,854,606	685,831	1,686,502	243,677	2,153,099	10,250,711	1,036,112
Mid-Cap Value ‘P’	95,637,068	5,584	18,039,793	1,553,055	19,375,849	98,531,763	5,580,190
Small-Cap Equity ‘P’	63,050,953	1,255,560	9,431,870	1,033,403	12,775,682	68,683,728	3,681,532
Small-Cap Growth	-	1,243,409	-	-	105,151	1,348,560	93,214
Small-Cap Index ‘P’	62,033,955	10,734	39,167,017	7,499,224	6,186,726	36,563,622	2,306,613
Small-Cap value ‘P’	-	1,244,758	-	-	60,584	1,305,342	78,137
Value Advantage ‘P’	-	73,131,343	4,595,551	197,957	3,476,664	72,210,413	6,798,483
Emerging Markets ‘P’	48,605,357	8,691,711	6,649,214	(477,002)	3,048,389	53,219,241	3,388,157
International Large-Cap ‘P’	126,615,121	5,802,975	22,099,492	1,614,371	12,416,545	124,349,520	15,478,849
International Small-Cap ‘P’	97,220,275	4,678,092	13,750,065	370,416	17,378,200	105,896,918	10,209,557
International Value ‘P’	102,297,756	4,367,760	19,449,295	247,114	13,601,939	101,065,274	8,169,807
Currency Strategies ‘P’	140,466,473	846,181	13,330,567	529,395	2,652,620	131,164,102	13,005,098
Global Absolute Return ‘P’	282,909,879	159,606	7,911,174	105,817	(7,197,084)	268,067,044	27,569,117
Precious Metals ‘P’	85,012,217	19,572,089	928,321	(667,198)	(38,858,208)	64,130,579	12,448,914
Total	$4,701,738,171	$321,648,639	$700,566,990	$85,961,734	$135,671,236	$4,544,452,790

Portfolio Optimization Moderate
Diversified Bond ‘P’	$1,255,974,028	$9,270,830	$42,041,291	$2,501,450	($19,761,877)	$1,205,943,140	111,967,883
Floating Rate Income ‘P’	-	140,401,046	723,913	494	332,590	140,010,217	13,945,912
Floating Rate Loan ‘P’	421,260,900	1,556,285	143,604,075	6,478,903	6,568,927	292,260,940	36,903,223
High Yield Bond ‘P’	516,659,310	219,793	29,498,234	2,293,932	13,310,444	502,985,245	71,611,841
Inflation Managed ‘P’	371,866,988	11,638,242	3,059,107	(102,825)	(25,444,600)	354,898,698	31,959,142
Inflation Protected ‘P’	461,345,905	9,236,944	3,793,625	298,889	(33,377,219)	433,710,894	42,669,194
Managed Bond ‘P’	1,424,331,776	7,678,235	49,385,219	1,702,897	(30,528,092)	1,353,799,597	109,847,956
Short Duration Bond ‘P’	897,563,752	6,493,313	37,737,389	708,829	1,333,998	868,362,503	89,525,018
Emerging Markets Debt ‘P’	454,358,593	8,523,309	4,488,181	360,758	(31,216,769)	427,537,710	42,376,741
American Funds Growth-Income ‘P’	198,392,670	-	-	-	40,909,578	239,302,248	19,023,366
Comstock ‘P’	690,242,379	349,673	113,242,263	21,837,255	127,523,634	726,710,678	63,870,476
Dividend Growth ‘P’	196,841,356	3,582,303	8,267,077	1,328,951	35,772,253	229,257,786	17,483,159
Equity Index ‘P’	313,437,114	2,613,362	29,125,658	6,313,224	54,551,363	347,789,405	9,279,655
Growth ‘P’	44,615,208	143,565,215	614,881	(185,195)	24,427,026	211,807,373	12,259,766
Large-Cap Growth ‘P’	444,235,345	6,386,891	48,398,754	5,381,041	93,279,924	500,884,447	67,879,057
Large-Cap Value ‘P’	982,702,243	148,567	276,944,833	55,345,396	125,278,955	886,530,328	56,638,189
Long/Short Large-Cap ‘P’	534,668,857	6,453,487	41,756,979	5,270,353	108,804,108	613,439,826	53,805,447
Main Street Core ‘P’	297,801,475	4,976,251	6,390,645	1,069,584	56,437,850	353,894,515	13,762,490
Mid-Cap Equity ‘P’	269,812,241	1,489,546	38,995,522	(2,131,144)	65,763,548	295,938,669	19,634,422
Mid-Cap Growth ‘P’	194,135,387	1,794,033	16,082,164	(3,251,098)	55,523,945	232,120,103	23,462,033
Mid-Cap Value ‘P’	626,622,751	3,541,986	253,890,706	26,213,108	102,985,572	505,472,711	28,626,646
Small-Cap Equity ‘P’	108,365,930	7,588,375	6,364,292	778,698	24,625,494	134,994,205	7,235,854
Small-Cap Growth ‘P’	150,582,152	318,924	30,464,225	2,078,285	37,321,654	159,836,790	11,048,071
Small-Cap Index ‘P’	198,068,111	194,494	65,858,321	13,053,343	36,399,863	181,857,490	11,472,464
Small-Cap Value ‘P’	152,901,916	-	43,269,240	4,184,022	27,361,808	141,178,506	8,450,816
Value Advantage ‘P’	-	281,538,302	-	(1)	14,383,545	295,921,846	27,860,520
Real Estate ‘P’	330,609,599	1,449,265	18,617,887	276,512	5,853,233	319,570,722	18,690,115
Emerging Markets ‘P’	465,589,943	7,110,196	11,918,002	(855,436)	23,578,479	483,505,180	30,781,943
International Large-Cap ‘P’	562,513,554	-	33,529,548	3,092,268	64,128,022	596,204,296	74,214,652
International Small-Cap ‘P’	420,731,096	2,641,445	21,612,985	1,221,215	80,456,507	483,437,278	46,608,350
International Value ‘P’	468,524,602	61,416	54,527,118	2,385,530	64,476,687	480,921,117	38,876,189
Currency Strategies ‘P’	599,711,979	2,290,064	18,844,972	673,957	11,657,997	595,489,025	59,043,543
Global Absolute Return ‘P’	755,649,493	1,130,628	7,398,194	181,556	(19,619,198)	729,944,285	75,070,472
Precious Metals ‘P’	263,044,862	39,226,210	2,081,566	(1,444,069)	(116,406,283)	182,339,154	35,395,352
Total	$15,073,161,515	$713,468,630	$1,462,526,866	$157,060,682	$1,026,692,966	$15,507,856,927

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2013
						Ending Value	Share Balance
Portfolio Optimization Growth
Diversified Bond ‘P’	$907,938,008	$481,932	$88,164,203	$5,338,034	($17,138,683)	$808,455,088	75,062,415
Inflation Managed ‘P’	123,323,487	1,920,100	1,481,196	(203,014)	(8,113,523)	115,445,854	10,396,066
Inflation Protected ‘P’	159,700,805	1,547,949	2,106,460	163,286	(11,431,166)	147,874,414	14,548,129
Managed Bond ‘P’	1,000,518,048	455,396	60,244,547	2,404,284	(21,973,181)	921,160,000	74,743,369
Short Duration Bond ‘P’	199,806,762	161,859	2,183,804	47,764	421,863	198,254,444	20,439,313
Emerging Markets Debt ‘P’	150,847,438	1,560,567	1,712,989	137,302	(10,308,298)	140,524,020	13,928,479
American Funds Growth ‘P’	40,267,377	-	-	-	8,059,345	48,326,722	4,299,161
American Funds Growth-Income ‘P’	168,166,778	-	-	-	34,676,846	202,843,624	16,125,083
Comstock ‘P’	722,968,124	-	279,827,606	49,153,262	92,508,321	584,802,101	51,398,156
Dividend Growth ‘P’	277,496,387	-	45,280,267	8,982,697	42,234,459	283,433,276	21,614,573
Equity Index ‘P’	442,871,476	-	243,677,161	52,169,903	22,068,493	273,432,711	7,295,683
Growth ‘P’	37,631,798	155,160,720	819,306	(245,699)	24,339,610	216,067,123	12,506,328
Large-Cap Growth ‘P’	362,747,307	1,778	14,506,138	1,221,419	79,755,008	429,219,374	58,167,121
Large-Cap Value ‘P’	934,591,264	-	257,786,420	51,301,640	120,508,194	848,614,678	54,215,854
Long/Short Large-Cap ‘P’	705,643,254	-	96,906,126	12,696,763	134,276,447	755,710,338	66,284,142
Main Street Core ‘P’	353,593,384	735	17,059,444	3,120,428	63,800,067	403,455,170	15,689,838
Mid-Cap Equity ‘P’	380,049,802	-	61,912,098	(4,122,524)	92,077,190	406,092,370	26,942,708
Mid-Cap Growth ‘P’	263,344,773	-	37,962,468	(7,172,490)	76,075,040	294,284,855	29,745,468
Mid-Cap Value ‘P’	422,420,376	-	44,888,002	3,567,989	91,933,050	473,033,413	26,789,498
Small-Cap Equity ‘P’	656,748,663	-	172,599,847	29,440,862	113,865,225	627,454,903	33,632,350
Small-Cap Growth ‘P’	178,675,088	-	23,244,952	954,722	46,142,583	202,527,441	13,998,889
Small-Cap Index ‘P’	38,497,776	283,768	3,046,252	238,554	9,816,950	45,790,796	2,888,708
Small-Cap Value ‘P’	126,555,435	-	14,177,726	1,038,739	25,943,495	139,359,943	8,341,959
Value Advantage ‘P’	-	284,348,116	-	1	14,555,723	298,903,840	28,141,269
Real Estate ‘P’	382,082,400	230	20,761,191	2,877,580	4,441,264	368,640,283	21,559,951
Emerging Markets ‘P’	461,814,117	143,061,474	16,445,789	(1,143,333)	26,827,116	614,113,585	39,097,015
International Large-Cap ‘P’	636,976,826	131,063	26,667,636	2,299,044	74,511,243	687,250,540	85,547,957
International Small-Cap ‘P’	514,100,027	-	46,009,202	3,499,324	94,603,751	566,193,900	54,586,943
International Value ‘P’	497,609,371	387,339	22,136,395	299,606	72,757,188	548,917,109	44,372,776
Currency Strategies ‘P’	492,389,855	45,750	15,948,561	484,039	9,538,768	486,509,851	48,238,110
Global Absolute Return ‘P’	631,955,699	71,439	8,465,751	191,646	(16,329,528)	607,423,505	62,469,931
Precious Metals ‘P’	334,613,019	4,896,656	3,955,271	(2,719,788)	(131,358,004)	201,476,612	39,110,281
Total	$12,605,944,924	$594,516,871	$1,629,976,808	$216,022,040	$1,159,084,856	$12,945,591,883

Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$63,810,754	$1,090,640	$643,111	$51,171	($929,272)	$63,380,182	5,884,643
Managed Bond ‘P’	77,063,354	1,270,924	771,734	44,991	(1,606,631)	76,000,904	6,166,750
American Funds Growth ‘P’	16,193,248	-	-	-	3,241,011	19,434,259	1,728,878
American Funds Growth-Income ‘P’	35,408,053	-	-	-	7,301,320	42,709,373	3,395,188
Comstock ‘P’	160,114,805	-	42,957,845	7,562,560	25,254,813	149,974,333	13,181,218
Dividend Growth ‘P’	71,063,107	126,521	3,429,808	554,748	12,801,557	81,116,125	6,185,902
Equity Index ‘P’	105,484,219	-	51,146,436	10,954,198	7,109,246	72,401,227	1,931,797
Growth ‘P’	7,864,593	27,683,968	145,158	(43,615)	4,553,135	39,912,923	2,310,227
Large-Cap Growth ‘P’	126,211,442	50,725	44,976,334	4,240,288	20,148,706	105,674,827	14,320,883
Large-Cap Value ‘P’	199,920,274	56,638	28,973,836	6,096,929	32,705,359	209,805,364	13,403,936
Long/Short Large-Cap ‘P’	142,098,759	37,731	13,756,066	1,690,691	28,114,885	158,186,000	13,874,659
Main Street Core ‘P’	76,470,052	2,104	3,959,214	768,265	13,737,293	87,018,500	3,384,034
Mid-Cap Equity ‘P’	63,379,094	177,931	3,113,110	(420,327)	15,475,844	75,499,432	5,009,104
Mid-Cap Growth ‘P’	59,982,947	94,598	5,512,033	(1,108,846)	17,092,331	70,548,997	7,130,890
Mid-Cap Value ‘P’	117,152,100	-	20,847,397	2,234,626	24,052,758	122,592,087	6,942,809
Small-Cap Equity ‘P’	132,252,562	-	29,321,371	4,892,542	24,305,318	132,129,051	7,082,279
Small-Cap Growth ‘P’	61,292,308	-	11,681,634	573,147	15,237,249	65,421,070	4,521,966
Small-Cap Index ‘P’	69,909,575	-	21,845,375	3,968,563	13,178,064	65,210,827	4,113,819
Small-Cap Value ‘P’	52,914,141	-	13,393,671	1,210,704	9,699,444	50,430,618	3,018,731
Value Advantage ‘P’	-	68,463,458	-	1	3,483,974	71,947,433	6,773,724
Real Estate ‘P’	119,994,226	20,267	13,131,531	1,870,204	839,632	109,592,798	6,409,542
Emerging Markets ‘P’	131,552,256	1,735,447	1,337,671	(120,388)	6,587,197	138,416,841	8,812,190
International Large-Cap ‘P’	169,589,220	918,669	7,045,316	517,228	19,867,544	183,847,345	22,885,053
International Small-Cap ‘P’	139,863,873	96,875	7,247,969	379,198	26,697,790	159,789,767	15,405,385
International Value ‘P’	107,773,461	710,538	5,301,085	57,746	15,726,453	118,967,113	9,616,937
Currency Strategies ‘P’	103,680,711	420,138	3,071,225	121,757	2,012,427	103,163,808	10,228,831
Global Absolute Return ‘P’	130,053,631	755,681	1,311,947	33,532	(3,396,227)	126,134,670	12,972,208
Precious Metals ‘P’	93,660,941	18,883,891	1,054,702	(734,378)	(39,297,623)	71,458,129	13,871,325
Total	$2,634,753,706	$122,596,744	$335,975,579	$45,395,535	$303,993,597	$2,770,764,003

As of September 30, 2013, Pacific Life Insurance Company owned 37.97% and 17.47% of the shares outstanding in the PD High Yield Bond Market and PD Emerging Markets Portfolios, respectively.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

5. SECURITIES LENDING

The Fund, on behalf of the Long/Short Large-Cap and Global Absolute Return Portfolios, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the portfolios. For the period ended September 30, 2013, the Global Absolute Return Portfolio did not utilize the securities lending program.

Under this program, the proceeds (cash collateral) received from borrowers are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and/or (ii) borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective.

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The portfolios retained beneficial ownership and all economic benefits in the securities they have loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The portfolio manager of each portfolio has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Fund’s policy that the portfolio managers vote on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Fund or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is recorded as an investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

6. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 2), if any, are marked to market daily and valued according to the Fund’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable portfolio’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2013, the Floating Rate Income and Floating Rate Loan Portfolios had an unfunded loan commitments of $491,601 and $927,645, respectively (see details in the Notes (b) and (e), respectively in the Notes to Schedule of Investments).

7. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of September 30, 2013, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (1)	Unrealized Appreciation (Depreciation)
Cash Management	$662,918,331	$-	$-	$-	$-	$-
Diversified Bond	3,233,884,096	97,482,923	(76,392,207)	21,090,716	(1,948,677)	19,142,039
Floating Rate Income	292,276,955	1,070,204	(2,016,167)	(945,963)	(2,906)	(948,869)
Floating Rate Loan	757,643,496	11,468,679	(6,235,344)	5,233,335	3,223	5,236,558
High Yield Bond	1,220,905,769	39,999,308	(23,380,447)	16,618,861	(1)	16,618,860
Inflation Managed	2,573,525,937	27,886,432	(185,453,824)	(157,567,392)	15,748	(157,551,644)
Inflation Protected	1,000,951,258	8,350,414	(21,022,900)	(12,672,486)	4,231,787	(8,440,699)
Managed Bond	5,678,389,478	134,563,109	(140,621,170)	(6,058,061)	15,604,729	9,546,668
Short Duration Bond	2,293,969,170	19,568,840	(10,108,051)	9,460,789	(703,632)	8,757,157
Emerging Markets Debt	967,760,161	10,295,377	(29,013,025)	(18,717,648)	(3,069,305)	(21,786,953)
American Funds Growth	209,036,069	108,551,035	-	108,551,035	-	108,551,035
American Funds Growth-Income	563,227,147	214,683,618	-	214,683,618	-	214,683,618
Comstock	1,392,734,229	540,031,024	(17,705,204)	522,325,820	(7,581,815)	514,744,005
Dividend Growth	686,995,992	240,203,187	(4,520,315)	235,682,872	3,103	235,685,975
Equity Index	1,103,528,806	789,132,214	(14,618,492)	774,513,722	(29,370)	774,484,352
Focused 30	90,107,185	27,630,869	(435,783)	27,195,086	466	27,195,552
Growth	898,151,295	129,879,620	(7,668,930)	122,210,690	33,676	122,244,366
Large-Cap Growth	1,178,753,374	186,779,134	(12,103,240)	174,675,894	(17,926)	174,657,968
Large-Cap Value	1,790,185,226	853,819,908	(4,425,478)	849,394,430	92,080	849,486,510
Long/Short Large-Cap	1,750,339,110	325,887,026	(17,706,646)	308,180,380	(66,760,225)	241,420,155
Main Street Core	1,236,019,432	333,730,259	(8,030,828)	325,699,431	18,548	325,717,979

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (1)	Unrealized Appreciation (Depreciation)
Mid-Cap Equity	$991,418,765	$173,895,922	($13,923,667)	$159,972,255	$-	$159,972,255
Mid-Cap Growth	641,067,095	211,389,379	(20,164,443)	191,224,936	19,095	191,244,031
Mid-Cap Value	1,136,952,617	209,082,343	(25,078,142)	184,004,201	5	184,004,206
Small-Cap Equity	785,098,710	250,647,572	(19,243,480)	231,404,092	19,581	231,423,673
Small-Cap Growth	437,064,996	141,663,611	(5,738,997)	135,924,614	-	135,924,614
Small-Cap Index	609,902,944	219,380,725	(36,446,031)	182,934,694	20,272	182,954,966
Small-Cap Value	380,538,427	153,681,820	(7,716,674)	145,965,146	25	145,965,171
Value Advantage	745,196,557	39,284,133	(13,810,321)	25,473,812	-	25,473,812
Health Sciences	154,632,697	99,043,648	(5,550,016)	93,493,632	-	93,493,632
Real Estate	934,044,008	158,536,329	(14,201,644)	144,334,685	9	144,334,694
Technology	65,398,277	12,082,043	(2,420,261)	9,661,782	(13,447)	9,648,335
Emerging Markets	1,486,696,437	317,320,200	(82,845,219)	234,474,981	(709,036)	233,765,945
International Large-Cap	1,676,573,400	518,264,738	(44,390,199)	473,874,539	97,968	473,972,507
International Small-Cap	1,054,167,636	349,423,292	(42,960,779)	306,462,513	38,754	306,501,267
International Value	1,382,163,612	264,681,558	(16,336,400)	248,345,158	2,922,581	251,267,739
Currency Strategies	1,433,529,169	25,588,918	(254,003)	25,334,915	(51,507,904)	(26,172,989)
Global Absolute Return	2,121,939,190	16,271,080	(43,728,628)	(27,457,548)	(52,426,499)	(79,884,047)
Precious Metals	958,441,223	546,755	(403,740,117)	(403,193,362)	3,211	(403,190,151)
American Funds Asset Allocation	1,093,759,748	179,754,301	-	179,754,301	-	179,754,301
Pacific Dynamix – Conservative Growth	295,368,380	24,536,671	(947,274)	23,589,397	-	23,589,397
Pacific Dynamix – Moderate Growth	903,010,067	101,812,124	(1,871,101)	99,941,023	-	99,941,023
Pacific Dynamix – Growth	312,879,886	53,095,892	(580,860)	52,515,032	-	52,515,032
Portfolio Optimization Conservative	2,973,097,376	148,350,796	(42,885,098)	105,465,698	-	105,465,698
Portfolio Optimization Moderate-Conservative	4,263,453,684	367,959,933	(86,960,827)	280,999,106	-	280,999,106
Portfolio Optimization Moderate	14,190,518,465	1,553,315,256	(235,976,794)	1,317,338,462	-	1,317,338,462
Portfolio Optimization Growth	11,611,251,364	1,555,676,822	(221,336,303)	1,334,340,519	-	1,334,340,519
Portfolio Optimization Aggressive-Growth	2,441,052,171	388,551,733	(58,839,901)	329,711,832	-	329,711,832
PD Aggregate Bond Index	609,551,742	7,514,614	(9,334,577)	(1,819,963)	-	(1,819,963)
PD High Yield Bond Market	117,371,758	3,747,211	(2,781,685)	965,526	-	965,526
PD Large-Cap Growth Index	203,119,678	52,185,213	(859,763)	51,325,450	(2,318)	51,323,132
PD Large-Cap Value Index	254,845,721	52,240,919	(3,230,750)	49,010,169	(85,364)	48,924,805
PD Small-Cap Growth Index	44,921,776	15,468,271	(1,383,033)	14,085,238	35,516	14,120,754
PD Small-Cap Value Index	75,906,624	15,375,323	(2,516,440)	12,858,883	32,983	12,891,866
PD Emerging Markets	80,955,299	10,406,287	(7,137,907)	3,268,380	(3,898)	3,264,482
PD International Large-Cap	208,474,343	44,154,451	(7,995,549)	36,158,902	19,377	36,178,279

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, unfunded loan commitments, and assets and liabilities in foreign currencies, if any.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	November 27, 2013

By:	/s/ Brian D. Klemens
Brian D. Klemens Treasurer (Principal Financial and Accounting Officer)

Date:	November 27, 2013